MassMutual Select Total Return Bond Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.9%

BANK LOANS — 0.9%
Advertising — 0.1%
Broadcom, Inc., 2019 1st Lien Term Loan A3, 0.000% 11/04/22 (a)	$500,000	$496,875
Aerospace & Defense — 0.0%
TransDigm, Inc., 2018 Term Loan E, 1 mo. LIBOR + 2.500% 4.299% VRN 5/30/25	197,985	198,413
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 5.305% VRN 4/30/26	249,375	249,844
Commercial Services — 0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.750% 3.515% VRN 1/15/25	126,810	127,549
Diversified Financial Services — 0.3%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 3.695% VRN 10/06/23	2,310,000	2,317,692
Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.000% 3.800% VRN 12/27/24	98,492	98,862
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.250% 4.049% VRN 10/15/25	173,250	173,790
		272,652
Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. LIBOR + 1.750% 3.549% VRN 6/28/24	98,485	99,076
Health Care – Services — 0.0%
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 5.563% VRN 7/02/25	88,875	89,264
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 4.695% VRN 6/07/23	103,134	101,531
		190,795
Lodging — 0.0%
Caesars Entertainment Operating Co., Exit Term Loan, 1 mo. LIBOR + 2.000% 3.799% VRN 10/07/24	106,265	106,815
Machinery – Construction & Mining — 0.0%
CommScope, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.250% 5.049% VRN 4/06/26	299,250	300,839
Media — 0.1%
CSC Holdings LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.250% 3.990% VRN 1/15/26	426,775	426,775
Telenet Financing USD LLC, USD Term Loan AN, 1 mo. LIBOR + 2.250% 3.990% VRN 8/15/26	300,000	301,437
		728,212
Packaging & Containers — 0.0%
Berry Global, Inc., USD Term Loan U, 3 mo. LIBOR + 2.500% 4.215% VRN 7/01/26	298,500	298,999
Real Estate Investment Trusts (REITS) — 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.000% 3.799% VRN 3/21/25	108,772	109,134
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. LIBOR + 1.750% 3.549% VRN 11/19/26	377,315	377,688
Software — 0.1%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500% 4.299% VRN 3/01/24	195,228	195,747
IQVIA, Inc., 2017 USD Term Loan B2, 3 mo. LIBOR + 1.750% 3.695% VRN 1/17/25	162,506	163,156
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 2.250% 4.049% VRN 4/16/25	32,503	32,712
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. LIBOR + 2.250% 4.049% VRN 4/16/25	46,235	46,533
		438,148
Telecommunications — 0.2%
Frontier Communications Corp., 2017 Term Loan B1, 1 mo. LIBOR + 3.750% 5.650% VRN 6/15/24	548,593	550,497
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 1.750% 3.550% VRN 4/11/25	492,500	493,938
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.313% VRN 2/02/24	246,203	243,802
		1,288,237

The accompanying notes are an integral part of the portfolio of investments.

1

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.0%
PODS LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 4.490% VRN 12/06/24	$128,036	$128,556

TOTAL BANK LOANS (Cost $7,688,892)		7,729,524
CORPORATE DEBT — 23.2%
Agriculture — 0.4%
BAT Capital Corp. 4.390% 8/15/37	340,000	344,305
4.540% 8/15/47	1,845,000	1,855,558
Reynolds American, Inc. 5.850% 8/15/45	930,000	1,067,355
		3,267,218
Airlines — 0.7%
America West Airlines, Inc. 8.057% 1/02/22	568,061	584,433
Continental Airlines, Inc. 8.048% 5/01/22	655,230	667,699
5.983% 10/19/23	3,074,245	3,234,012
US Airways, Inc. 7.125% 4/22/25	886,700	995,862
		5,482,006
Auto Manufacturers — 1.7%
Daimler Finance NA LLC 2.000% 7/06/21 (b)	860,000	858,352
2.200% 10/30/21 (b)	1,305,000	1,307,183
Ford Motor Credit Co. LLC 2.343% 11/02/20	1,270,000	1,267,667
2.425% 6/12/20	570,000	569,651
3 mo. USD LIBOR + .810% 2.853% FRN 4/05/21	3,255,000	3,239,823
3 mo. USD LIBOR + .880% 2.881% FRN 10/12/21	455,000	451,096
3.339% 3/28/22	955,000	964,718
3.813% 10/12/21	520,000	529,639
4.250% 9/20/22	435,000	450,004
5.596% 1/07/22	2,326,000	2,451,333
5.875% 8/02/21	500,000	523,463
General Motors Co. 4.875% 10/02/23	150,000	160,989
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,431,831
		14,205,749
Banks — 2.3%
Bank of America Corp. 3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	425,000	434,922
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	1,000,000	1,089,772
Discover Bank 4.200% 8/08/23	2,120,000	2,253,803
Global Bank Corp. 5.250% VRN 4/16/29 (b) (c)	200,000	215,000
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	3,470,000	3,592,505
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	2,130,000	2,271,586
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	1,300,000	1,317,965
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	1,300,000	1,319,596
Morgan Stanley 5.500% 1/26/20	2,000,000	2,004,248
Santander UK Group Holdings PLC 2.875% 8/05/21	1,000,000	1,009,318
Wells Fargo & Co. 3 mo. USD LIBOR + .825% 2.406% VRN 10/30/25	75,000	75,071
3.000% 4/22/26	1,345,000	1,383,582
Wells Fargo Bank NA 3 mo. USD LIBOR + .650% 2.082% VRN 9/09/22	1,816,000	1,818,814
		18,786,182
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	865,000	1,025,996
Bacardi Ltd. 4.700% 5/15/28 (b)	460,000	501,438
5.300% 5/15/48 (b)	430,000	499,608
		2,027,042
Biotechnology — 0.2%
Amgen, Inc. 4.400% 5/01/45	1,680,000	1,882,522
Chemicals — 0.2%
International Flavors & Fragrances, Inc. 5.000% 9/26/48	1,265,000	1,436,269
Commercial Services — 0.2%
IHS Markit Ltd. 4.000% 3/01/26 (b)	124,000	130,753
4.750% 2/15/25 (b)	505,000	551,672
4.750% 8/01/28	750,000	835,324
5.000% 11/01/22 (b)	335,000	357,097
		1,874,846
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	250,000	258,039

The accompanying notes are an integral part of the portfolio of investments.

2

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Air Lease Corp. 4.750% 3/01/20	$1,465,000	$1,470,858
GE Capital International Funding Co. 2.342% 11/15/20	1,725,000	1,726,392
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	4,158,000	4,447,954
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (b)	345,000	361,215
5.250% 8/15/22 (b)	1,245,000	1,326,423
		9,590,881
Electric — 1.5%
AEP Texas, Inc. 3.850% 10/01/25 (b)	2,000,000	2,085,805
Alabama Power Co. 3.950% 6/01/21	2,100,000	2,153,537
Ameren Illinois Co. 3.700% 12/01/47	480,000	515,429
Consolidated Edison Co. of New York, Inc. 4.650% 12/01/48	1,000,000	1,217,253
Duke Energy Carolinas LLC 3.700% 12/01/47	738,000	794,234
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,318,025
FirstEnergy Transmission LLC 5.450% 7/15/44 (b)	600,000	757,016
Metropolitan Edison Co. 4.000% 4/15/25 (b)	985,000	1,049,156
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,247,982
		12,138,437
Entertainment — 0.1%
Churchill Downs, Inc. 5.500% 4/01/27 (b)	394,000	417,640
Foods — 1.0%
Conagra Brands, Inc. 5.300% 11/01/38	545,000	647,256
Kraft Heinz Foods Co. 4.375% 6/01/46	1,000,000	985,770
4.875% 10/01/49 (b)	1,220,000	1,287,705
5.000% 6/04/42	1,965,000	2,099,641
5.200% 7/15/45	1,750,000	1,900,412
The Kroger Co. 5.400% 1/15/49	850,000	1,038,394
Post Holdings, Inc. 5.500% 12/15/29 (b)	500,000	533,150
		8,492,328
Gas — 0.2%
KeySpan Gas East Corp. 5.819% 4/01/41 (b)	1,337,000	1,730,022
Health Care – Products — 0.0%
Teleflex, Inc. 4.625% 11/15/27	226,000	239,517
Health Care – Services — 1.1%
Aetna, Inc. 3.500% 11/15/24	500,000	523,463
Anthem, Inc. 3.500% 8/15/24	2,000,000	2,096,948
CHS/Community Health Systems, Inc. 8.000% 3/15/26 (b)	184,000	189,520
8.625% 1/15/24 (b)	123,000	130,380
Encompass Health Corp. 4.750% 2/01/30	415,000	430,562
HCA, Inc. 5.125% 6/15/39	650,000	716,433
5.250% 4/15/25	644,000	720,578
5.250% 6/15/49	1,000,000	1,117,929
Molina Healthcare, Inc. 5.375% STEP 11/15/22	460,000	488,971
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	2,000,000	2,019,585
Tenet Healthcare Corp. 4.875% 1/01/26 (b)	150,000	157,110
5.125% 11/01/27 (b)	342,000	361,237
WellCare Health Plans, Inc. 5.250% 4/01/25	255,000	265,200
		9,217,916
Household Products & Wares — 0.1%
Central Garden & Pet Co. 5.125% 2/01/28	22,000	22,770
Spectrum Brands, Inc. 5.750% 7/15/25	500,000	521,885
		544,655
Insurance — 1.2%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (b)	1,750,000	2,066,868
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (b)	3,290,000	3,788,317
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661% 4.375% VRN 9/15/54 (b)	4,000,000	4,173,869
		10,029,054
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.375% 6/01/29 (b)	329,000	352,030

The accompanying notes are an integral part of the portfolio of investments.

3

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	$1,220,000	$1,265,521
CSC Holdings LLC 5.375% 2/01/28 (b)	50,000	53,313
ViacomCBS, Inc. 3.875% 4/01/24	891,000	943,562
Virgin Media Secured Finance PLC 5.500% 5/15/29 (b)	466,000	493,377
		3,107,803
Miscellaneous – Manufacturing — 0.5%
General Electric Co. 5.550% 5/04/20	875,000	884,393
4.625% 1/07/21	1,195,000	1,222,158
6.750% 3/15/32	890,000	1,143,395
5.875% 1/14/38	716,000	870,341
4.125% 10/09/42	370,000	381,708
		4,501,995
Oil & Gas — 1.1%
Antero Resources Corp. 5.000% 3/01/25 (d)	813,000	609,750
5.125% 12/01/22	392,000	349,860
5.625% 6/01/23 (d)	125,000	100,313
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	399,399
EQT Corp. 3.900% 10/01/27 (d)	1,895,000	1,763,112
KazMunayGas National Co. JSC 5.375% 4/24/30 (b)	200,000	231,540
Matador Resources Co. 5.875% 9/15/26	265,000	265,662
Occidental Petroleum Corp. 4.500% 7/15/44	400,000	404,119
Petrobras Global Finance BV 5.093% 1/15/30 (b)	151,000	161,798
Petroleos Mexicanos 6.500% 1/23/29	870,000	915,240
6.625% 6/15/35	2,100,000	2,151,450
7.690% 1/23/50 (b)	850,000	927,639
Range Resources Corp. 4.875% 5/15/25 (d)	403,000	344,565
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	302,600	309,408
Transocean Pontus Ltd. 6.125% 8/01/25 (b)	357,780	366,725
Transocean Poseidon Ltd. 6.875% 2/01/27 (b)	233,000	246,980
		9,547,560
Oil & Gas Services — 0.0%
Transocean Proteus Ltd. 6.250% 12/01/24 (b)	119,700	123,291
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 9/01/27	217,000	226,027
		349,318
Packaging & Containers — 0.4%
Amcor Finance USA, Inc. 4.500% 5/15/28 (b)	965,000	1,032,161
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125% 8/15/26 (b)	170,000	174,250
Ball Corp. 4.000% 11/15/23	200,000	210,000
Matthews International Corp. 5.250% 12/01/25 (b)	275,000	275,000
OI European Group BV 4.000% 3/15/23 (b)	75,000	75,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 mo. USD LIBOR + 3.500% 5.501% FRN 7/15/21 (b)	665,000	665,831
5.750% 10/15/20	600,847	601,598
WRKCo, Inc. 4.900% 3/15/29	450,000	512,185
		3,546,587
Pharmaceuticals — 2.5%
AbbVie, Inc. 4.250% 11/21/49 (b)	1,475,000	1,566,182
4.450% 5/14/46	1,848,000	1,979,369
Allergan Finance LLC 3.250% 10/01/22	1,000,000	1,022,149
Allergan Funding SCS 4.550% 3/15/35	576,000	629,693
Bausch Health Cos., Inc. 7.000% 3/15/24 (b)	152,000	158,080
Bayer US Finance II LLC 4.375% 12/15/28 (b)	2,535,000	2,767,174
4.625% 6/25/38 (b)	1,310,000	1,423,906
4.875% 6/25/48 (b)	760,000	871,385
Bayer US Finance LLC 3.375% 10/08/24 (b)	760,000	783,431
Becton Dickinson and Co. 3 mo. USD LIBOR + .875% 2.836% FRN 12/29/20	1,312,000	1,312,644
Bristol-Myers Squibb Co. 3.450% 11/15/27 (b)	500,000	535,136
Cigna Corp. 3.050% 10/15/27 (b)	1,395,000	1,414,878
4.125% 11/15/25	2,000,000	2,170,487

The accompanying notes are an integral part of the portfolio of investments.

4

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Health Corp. 3.250% 8/15/29	$425,000	$431,945
5.050% 3/25/48	2,610,000	3,092,919
5.125% 7/20/45	610,000	723,652
		20,883,030
Pipelines — 1.5%
Energy Transfer Operating LP 5.500% 6/01/27	264,000	296,803
5.875% 1/15/24	1,000,000	1,107,140
Energy Transfer Partners LP 5.950% 10/01/43	750,000	837,775
EQM Midstream Partners LP 5.500% 7/15/28	795,000	781,432
Kinder Morgan Energy Partners LP 3.500% 9/01/23	1,006,000	1,042,614
Kinder Morgan, Inc. 5.550% 6/01/45	1,000,000	1,190,085
Peru LNG SRL 5.375% 3/22/30 (b)	200,000	197,002
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	500,000	535,759
Rockies Express Pipeline LLC 4.950% 7/15/29 (b)	1,000,000	997,082
6.875% 4/15/40 (b)	745,000	774,800
Sunoco Logistics Partners Operations LP 4.250% 4/01/24	650,000	683,599
5.400% 10/01/47	1,275,000	1,386,280
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29 (b)	162,000	179,820
TC PipeLines LP 3.900% 5/25/27	1,500,000	1,568,455
Williams Cos., Inc. 4.000% 9/15/25	1,000,000	1,061,044
		12,639,690
Real Estate Investment Trusts (REITS) — 1.7%
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	3,024,930
Boston Properties LP 3.850% 2/01/23	1,000,000	1,047,885
GLP Capital LP/GLP Financing II, Inc. 4.000% 1/15/30	615,000	627,730
5.250% 6/01/25	500,000	548,800
5.300% 1/15/29	620,000	688,634
5.375% 4/15/26	1,680,000	1,857,072
Healthpeak Properties, Inc. 4.250% 11/15/23	1,206,000	1,287,033
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	492,183
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	1,024,687
Ventas Realty LP 3.750% 5/01/24	1,050,000	1,102,987
3.850% 4/01/27	1,000,000	1,056,192
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,356,655
		14,114,788
Retail — 0.2%
Alimentation Couche-Tard, Inc. 2.700% 7/26/22 (b)	425,000	429,672
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% 6/01/27 (b)	300,000	315,750
Rite Aid Corp. 6.125% 4/01/23 (b)	811,000	746,120
		1,491,542
Savings & Loans — 0.1%
Nationwide Building Society 3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	620,000	637,774
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (b)	300,000	318,283
		956,057
Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	1,965,000	1,994,070
NXP BV/NXP Funding LLC 4.125% 6/01/21 (b)	500,000	512,644
		2,506,714
Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (b)	255,000	262,012
IQVIA, Inc. 5.000% 5/15/27 (b)	266,000	281,389
SS&C Technologies, Inc. 5.500% 9/30/27 (b)	245,000	261,538
		804,939
Telecommunications — 2.1%
AT&T, Inc. 4.800% 6/15/44	3,050,000	3,480,035
4.850% 3/01/39	366,000	422,152
5.250% 3/01/37	1,875,000	2,240,220

The accompanying notes are an integral part of the portfolio of investments.

5

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings SA 8.500% 10/15/24 (b)	$378,000	$344,294
9.750% 7/15/25 (b)	1,379,000	1,275,575
Koninklijke KPN NV 8.375% 10/01/30	520,000	724,148
Level 3 Financing, Inc. 4.625% 9/15/27 (b)	166,000	169,951
5.375% 5/01/25	166,000	171,810
Sprint Communications, Inc. 7.000% 3/01/20 (b)	593,000	596,155
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	848,750	856,304
4.738% 9/20/29 (b)	2,685,000	2,843,361
T-Mobile USA, Inc. 4.500% 2/01/26	400,000	410,000
4.750% 2/01/28	175,000	183,367
6.000% 3/01/23	94,000	95,692
6.000% 4/15/24	279,000	288,067
6.500% 1/15/24	301,000	309,660
Vodafone Group PLC 4.875% 6/19/49	1,260,000	1,461,220
5.250% 5/30/48	1,300,000	1,561,589
		17,433,600
TOTAL CORPORATE DEBT (Cost $182,657,310)		193,245,907

MUNICIPAL OBLIGATIONS — 1.6%
New York City Water & Sewer System 6.124% 6/15/42	7,825,000	7,963,738
6.124% 6/15/42	2,175,000	2,216,912
New York State Dormitory Authority 5.051% 9/15/27	600,000	702,618
State of California 7.950% 3/01/36	2,100,000	2,119,866
		13,003,134
TOTAL MUNICIPAL OBLIGATIONS (Cost $13,181,886)		13,003,134

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.4%
Commercial MBS — 2.4%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (b) (c)	1,280,000	1,407,077
BX Trust, Series 2019-OC11, Class A 3.202% 12/09/41 (b)	420,000	431,090
CALI Mortgage Trust, Series 2019-101C, Class A 3.957% 3/10/39 (b)	945,000	1,030,768
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A 2.808% 4/10/28 (b)	900,000	900,636
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A 3.251% 5/10/35 (b)	1,310,000	1,346,388
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778% VRN 11/10/31 (b) (c)	1,220,000	1,240,824
Commercial Mortgage Trust Series 2016-787S, Class A, 3.545% 2/10/36 (b)	1,280,000	1,341,788
Series 2014-277P, Class A, 3.611% VRN 8/10/49 (b) (c)	1,340,000	1,411,633
Series 2013-300P, Class A1, 4.353% 8/10/30 (b)	1,240,000	1,323,958
CPT Mortgage Trust, Series 2019-CPT, Class A 2.865% 11/13/39 (b)	805,000	808,857
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (b)	860,000	871,506
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.990% VRN 5/25/33 (c)	2,635,000	2,930,512
Hudson Yards Mortgage Trust Series 2019-55HY, Class A, 3.041% 12/10/41 (b)	860,000	874,703
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	911,075
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (b)	900,000	941,708
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (b)	1,085,000	1,056,506
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.834% VRN 1/15/32 (b) (c)	1,320,000	1,385,991
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 4.144% VRN 1/05/43 (b) (c)	120,000	123,742
		20,338,762

The accompanying notes are an integral part of the portfolio of investments.

6

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 1.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Series 2005-W2, Class M1, 1 mo. USD LIBOR + .490% 2.282% FRN 10/25/35	$4,500,000	$4,463,215
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190% 1.982% FRN 5/25/35	120,735	120,179
Home Equity Asset Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200% 1.992% FRN 7/25/36	1,082,188	1,075,044
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220% 2.012% FRN 1/25/36	2,450,518	2,425,530
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400% 2.192% FRN 12/25/35	871,233	870,052
		8,954,020
Other ABS — 3.6%
Ajax Mortgage Loan Trust, 2.860% STEP 7/25/59	4,163,759	4,154,665
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800% 2.766% FRN 1/20/28 (b)	3,650,000	3,646,459
Countrywide Asset-Backed Certificates Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 1.952% FRN 1/25/34	131,455	128,143
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 2.647% FRN 8/25/34	424,269	419,213
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360% 2.152% FRN 10/25/35	820,858	818,970
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110% 3.038% FRN 10/29/29 (b)	2,100,000	2,101,365
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .390% 2.182% FRN 1/25/36	4,959,888	4,919,818
LCM XVIII LP, 3 mo. USD LIBOR + 1.240% 3.241% FRN 7/15/27 (b)	1,400,000	1,400,325
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800% 2.592% FRN 10/25/35	344,111	340,090
Madison Park Funding Ltd., Series 2018-30A, Class A, 3 mo. USD LIBOR + .750% 2.751% FRN 4/15/29 (b)	2,075,000	2,059,612
Magnetite CLO Ltd. Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800% 2.801% FRN 1/15/28 (b)	1,489,000	1,484,877
Series 2019-21A, Class A, 3 mo. USD LIBOR + 1.280% 3.246% FRN 4/20/30 (b)	450,000	450,164
Morgan Stanley Capital, Inc. Trust Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .290% 2.082% FRN 1/25/36	3,867,898	3,789,748
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290% 2.082% FRN 2/25/36	4,074,676	4,023,749
		29,737,198
Student Loans ABS — 4.8%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 2.492% FRN 7/25/56 (b)	2,345,225	2,298,373
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800% 2.592% FRN 4/26/32 (b)	4,100,000	4,067,487
Nelnet Student Loan Trust, Series 2019-4A, Class A, 1 mo. USD LIBOR + .870% 2.662% FRN 9/26/67 (b)	2,038,909	2,040,067
SLC Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 2.054% FRN 9/15/39	7,720,000	7,438,073
Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.054% FRN 3/15/55	7,380,000	6,964,254
SLM Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 2.110% FRN 1/25/41	2,414,570	2,306,103
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 2.392% FRN 2/26/29	1,760,371	1,715,410
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 2.442% FRN 5/26/26	3,150,536	3,073,826

The accompanying notes are an integral part of the portfolio of investments.

7

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 3.790% FRN 7/25/73	$3,735,000	$3,761,512
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 4.190% FRN 10/25/83	3,630,000	3,656,408
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170% 2.110% FRN 4/25/40 (b)	3,068,368	2,941,503
		40,263,016
WL Collateral CMO — 3.5%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400% 2.192% FRN 3/25/46	2,770,471	2,520,446
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, 3.907% VRN 5/25/35 (c)	1,941,832	1,798,550
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 4.663% VRN 3/25/36 (c)	8,922	8,534
CSMC Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (c)	3,332,182	3,485,332
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, 3.886% VRN 11/25/35 (c)	2,576,020	2,349,991
HarborView Mortgage Loan Trust Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 1.964% FRN 11/19/36	3,898,567	3,493,189
Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200% 1.964% FRN 8/19/37	3,826,879	3,349,616
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, 4.107% VRN 8/25/35 (c)	510,521	497,519
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, 3.925% VRN 4/25/34 (c)	776,895	749,185
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750% 2.742% FRN 6/26/47 (b)	1,917,825	1,890,549
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185% 1.977% FRN 8/25/36	928,101	928,646
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .230% 2.022% FRN 2/25/36	3,248,040	3,036,347
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310% 2.102% FRN 1/25/45	1,325,810	1,288,248
Series 2005-7, Class 4CB, 7.000% 8/25/35	3,621,378	2,508,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, 5.194% VRN 4/25/37 (c)	1,844,199	1,772,767
		29,677,909
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $126,597,428)		128,970,905

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Bahrain Government International Bond 7.000% 10/12/28 (b)	200,000	236,609
Colombia Government International Bond 4.500% 1/28/26	200,000	217,824
Oman Government International Bond 5.625% 1/17/28 (b)	200,000	206,750
Qatar Government International Bond 4.500% 4/23/28 (b)	200,000	229,004
Republic of South Africa Government International Bond 4.875% 4/14/26	200,000	208,076
Russian Foreign Bond 4.750% 5/27/26 (b)	200,000	223,096
		1,321,359
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,179,334)		1,321,359

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 35.0%
Collateralized Mortgage Obligations — 2.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series S8FX, Class A2, 3.291% 3/25/27	3,955,000	4,123,494

The accompanying notes are an integral part of the portfolio of investments.

8

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series K155, Class A3, 3.750% 4/25/33	$2,115,000	$2,335,268
Federal National Mortgage Association Series 2018-43, Class CT, 3.000% 6/25/48	3,032,873	3,076,923
Series 2018-54, Class KA, 3.500% 1/25/47	3,277,984	3,380,891
Series 2018-38, Class PA, 3.500% 6/25/47	3,773,027	3,874,862
Federal National Mortgage Association. REMICS Series 2018-55, Class PA 3.500% 1/25/47	3,401,323	3,508,104
Government National Mortgage Association Series 2018-124, Class NW, 3.500% 9/20/48	1,502,788	1,541,486
Series 2019-15, Class GT, 3.500% 2/20/49	2,717,584	2,789,608
		24,630,636
Pass-Through Securities — 32.1%
Federal Home Loan Mortgage Corp. Pool #G18619 2.500% 11/01/31	991,844	1,004,374
Pool #G16770 2.500% 2/01/32	1,007,035	1,021,016
Pool #G16660 2.500% 7/01/32	1,629,188	1,649,771
Pool #G18596 3.000% 4/01/31	685,108	705,468
Pool #G18691 3.000% 6/01/33	345,747	354,941
Pool #G08710 3.000% 6/01/46	193,456	198,233
Pool #G08715 3.000% 8/01/46	4,006,486	4,105,426
Pool #G08721 3.000% 9/01/46	539,794	552,956
Pool #G08726 3.000% 10/01/46	7,239,407	7,415,923
Pool #G08732 3.000% 11/01/46	4,983,596	5,105,109
Pool #G08741 3.000% 1/01/47	3,091,897	3,167,285
Pool #G08795 3.000% 1/01/48	2,591,278	2,643,933
Pool #G18713 3.500% 11/01/33	3,113,030	3,228,384
Pool #G16756 3.500% 1/01/34	971,633	1,014,621
Pool #G07848 3.500% 4/01/44	7,612,459	8,096,193
Pool #G07924 3.500% 1/01/45	2,958,010	3,121,943
Pool #G60138 3.500% 8/01/45	4,859,261	5,158,931
Pool #G08711 3.500% 6/01/46	3,535,359	3,683,782
Pool #G08716 3.500% 8/01/46	5,095,825	5,309,760
Pool #G67703 3.500% 4/01/47	3,676,189	3,874,180
Pool #G67706 3.500% 12/01/47	3,131,807	3,300,478
Pool #G67707 3.500% 1/01/48	3,113,491	3,300,635
Pool #G67708 3.500% 3/01/48	7,475,986	7,848,253
Pool #G67709 3.500% 3/01/48	8,561,410	9,025,182
Pool #G67711 4.000% 3/01/48	1,088,653	1,165,034
Pool #G67713 4.000% 6/01/48	7,249,464	7,712,787
Pool #G67714 4.000% 7/01/48	4,436,043	4,745,895
Pool #G67717 4.000% 11/01/48	4,016,488	4,292,015
Pool #G67718 4.000% 1/01/49	3,582,583	3,805,953
Pool #G08843 4.500% 10/01/48	2,736,687	2,892,312
Pool #G08826 5.000% 6/01/48	829,362	888,708
Pool #G08844 5.000% 10/01/48	312,550	334,915
Federal National Mortgage Association Pool #MA3864 2.500% 12/01/34	8,250,428	8,324,394
Pool #MA3896 2.500% 1/01/35	12,970,000	13,086,277
Pool #AN1609 2.950% 5/01/31	2,178,610	2,248,017
Pool #MA3029 3.000% 6/01/32	787,526	810,738
Pool #MA1607 3.000% 10/01/33	3,715,325	3,831,493
Pool #MA3811 3.000% 10/01/49	4,267,671	4,299,752
Pool #MA3834 3.000% 11/01/49	759,724	770,658
Pool #AN1282 3.010% 4/01/28	1,900,000	1,964,668
Pool #AN6128 3.270% 7/01/32	1,880,000	1,987,658
Pool #BL2360 3.450% 5/01/34	1,760,000	1,887,736
Pool #AN0877 3.500% 2/01/31	935,707	995,116
Pool #AB4262 3.500% 1/01/32	2,785,357	2,906,621
Pool #MA1148 3.500% 8/01/42	6,515,850	6,852,467
Pool #CA0996 3.500% 1/01/48	205,118	215,202
Pool #MA3276 3.500% 2/01/48	816,999	846,696
Pool #MA3305 3.500% 3/01/48	2,746,604	2,846,440
Pool #MA3332 3.500% 4/01/48	112,520	116,610
Pool #AM7122 3.610% 11/01/34	1,804,307	1,953,658
Pool #BL1460 3.740% 2/01/29	4,400,000	4,796,439
Pool #BL0661 3.990% 11/01/33	4,250,307	4,793,702
Pool #MA2995 4.000% 5/01/47	2,284,132	2,400,067
Pool #AS9830 4.000% 6/01/47	2,009,732	2,111,740
Pool #MA3027 4.000% 6/01/47	2,129,608	2,237,699
Pool #AS9972 4.000% 7/01/47	1,716,718	1,802,244
Pool #AL9106 4.500% 2/01/46	723,772	775,971
Pool #CA1710 4.500% 5/01/48	3,964,614	4,204,705
Pool #CA1711 4.500% 5/01/48	72,141	76,510
Pool #CA2208 4.500% 8/01/48	3,173,114	3,351,391
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	4,919,321	5,069,384
Pool #MA4836 3.000% 11/20/47	4,127,351	4,251,965
Pool #MA6209 3.000% 10/20/49	4,241,570	4,295,405
Pool #MA4127 3.500% 12/20/46	3,106,270	3,241,139
Pool #MA4382 3.500% 4/20/47	670,761	699,256
Pool #MA4719 3.500% 9/20/47	6,426,558	6,687,514
Pool #MA4837 3.500% 11/20/47	846,973	881,365
Pool #MA4962 3.500% 1/20/48	5,394,236	5,605,266
Pool #MA5019 3.500% 2/20/48	2,980,050	3,096,633
Pool #MA4838 4.000% 11/20/47	1,806,125	1,885,610
Pool #MA4901 4.000% 12/20/47	1,506,001	1,572,278
Pool #MA5078 4.000% 3/20/48	1,469,101	1,529,164
Pool #MA5466 4.000% 9/20/48	1,014,674	1,054,334
Pool #MA5528 4.000% 10/20/48	4,171,442	4,331,232
Pool #MA4264 4.500% 2/20/47	699,477	743,212
Pool #MA4512 4.500% 6/20/47	5,165,046	5,484,767
Pool #MA3666 5.000% 5/20/46	78,252	85,590
Pool #MA3806 5.000% 7/20/46	494,330	538,209
Pool #MA4072 5.000% 11/20/46	94,233	103,864
Pool #MA4454 5.000% 5/20/47	2,309,032	2,482,246
Government National Mortgage Association II TBA Pool #MA188 3.000% 7/01/49 (e)	5,675,000	5,831,063

The accompanying notes are an integral part of the portfolio of investments.

9

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Uniform Mortgage Back Securities TBA Pool #1048 2.500% 8/01/49 (e)	$3,175,000	$3,140,025
Pool #4241 3.000% 7/01/49 (e)	8,500,000	8,622,188
Pool #29800 5.000% 9/01/48 (e)	3,050,000	3,260,641
		267,711,415
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $286,781,770)		292,342,051

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bonds & Notes — 22.6%
U.S. Treasury Inflation Index 0.125% 7/15/24	1,322,151	1,330,022
0.125% 10/15/24	7,191,295	7,232,687
0.250% 7/15/29	9,402,989	9,494,234
1.000% 2/15/49 (d)	9,150,404	10,167,440
U.S. Treasury Note 1.500% 11/30/21	3,145,000	3,140,866
1.500% 10/31/24 (d)	17,640,000	17,491,768
1.500% 11/30/24 (d)	80,770,000	80,113,784
1.750% 11/15/29	15,545,000	15,322,587
2.375% 11/15/49	44,115,000	43,984,036
		188,277,424
TOTAL U.S. TREASURY OBLIGATIONS (Cost $188,991,730)		188,277,424

TOTAL BONDS & NOTES (Cost $807,078,350)		824,890,304

	Number of Shares
MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (f)	8,244,190	8,244,190

TOTAL MUTUAL FUNDS (Cost $8,244,190)		8,244,190

TOTAL LONG-TERM INVESTMENTS (Cost $815,322,540)		833,134,494

	Principal Amount
SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper — 0.3%
Ford Motor Credit Co. 3.245% 10/08/20 (b)	$2,200,000	2,148,610
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (g)	15,155,811	15,155,811
Sovereign Debt Obligations — 1.5%
Japan Treasury Discount Bill 0.000% 1/14/20 JPY (h)	460,000,000	4,233,775
0.000% 1/20/20 JPY (h)	465,000,000	4,279,915
0.000% 1/27/20 JPY (h)	470,000,000	4,326,104
		12,839,794
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 3/19/20 (i)	1,095,000	1,091,530

TOTAL SHORT-TERM INVESTMENTS (Cost $31,320,553)		31,235,745

TOTAL INVESTMENTS — 103.6% (Cost $846,643,093) (j)		864,370,239

Other Assets/(Liabilities) — (3.6)%		(29,664,809)

NET ASSETS — 100.0%		$834,705,430

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at December 31, 2019 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $100,163,571 or 12.00% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $9,129,305 or 1.09% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $1,082,496 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

10

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $15,156,485. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $15,461,152.
(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International	1/21/20	USD	4,350,022	JPY	465,000,000	$67,045
Goldman Sachs International	1/14/20	USD	4,312,952	JPY	460,000,000	77,610
Bank of America N.A.	1/27/20	USD	4,360,998	JPY	470,000,000	30,581
						$175,236

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	3/20/20	22	$4,119,174	$(122,737)
U.S. Treasury Note 2 Year	3/31/20	325	70,072,302	(34,802)
U.S. Treasury Note 5 Year	3/31/20	770	91,487,013	(157,794)
				$(315,333)

Short
Euro-Bobl	3/06/20	107	$(16,103,776)	$65,250
U.S. Treasury Ultra 10 Year	3/20/20	11	(1,569,437)	21,703
				$86,953

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	Quarterly	Fixed 2.263%	Semi-Annually	4/11/22	USD 45,835,000	$557,181	$-	$557,181
3-Month USD LIBOR	Quarterly	Fixed 2.282%	Semi-Annually	5/08/22	USD 24,765,000	311,986	-	311,986
Fixed 2.337%	Semi-Annually	3-Month USD LIBOR	Quarterly	4/11/25	USD 18,845,000	(555,272)	-	(555,272)
Fixed 2.370%	Semi-Annually	3-Month USD LIBOR	Quarterly	5/08/25	USD 10,140,000	(313,215)	-	(313,215)
						$680	$-	$680

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

11

MassMutual Select Strategic Bond Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.0%

BANK LOANS — 4.7%
Advertising — 0.1%
Terrier Media Buyer, Inc., Term Loan B, 0.000% 12/17/26 (a)	$580,000	$585,440
Airlines — 0.0%
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 2.000% 3.740% VRN 12/14/23	316,735	317,660
Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 5.305% VRN 4/30/26	448,875	449,719
Building Materials — 0.1%
APi Group DE, Inc., Term Loan B, 1 mo. LIBOR + 2.500% 4.299% VRN 10/01/26	370,000	372,620
Commercial Services — 0.4%
Allied Universal Holdco LLC 2019 Term Loan B, 1 mo. LIBOR + 4.250% 6.049% VRN 7/10/26	581,882	584,792
2019 Delayed Draw Term Loan, 3 mo. LIBOR + 4.250% 6.055% VRN 7/10/26	57,612	57,900
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.750% 3.515% VRN 1/15/25	741,097	745,418
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.313% VRN 8/15/25	236,400	237,877
Garda World Security Corp., 2019 1st Lien Term Loan B, 3 mo. LIBOR + 4.750% 6.660% VRN 10/30/26	250,000	251,407
Prime Security Services Borrower LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.250% 4.944% VRN 9/23/26	692,553	693,938
TKC Holdings, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 5.550% VRN 2/01/23	347,290	320,473
Trans Union LLC, 2019 Term Loan B5, 1 mo. LIBOR + 1.750% 3.549% VRN 11/16/26	260,347	261,235
		3,153,040
Computers — 0.1%
Dell International LLC, 2019 Term Loan B, 1 mo. LIBOR + 2.000% 3.800% VRN 9/19/25	599,155	602,828
Western Digital Corp., 2018 Term Loan B4, 3 mo. LIBOR + 1.750% 3.452% VRN 4/29/23	126,474	126,975
		729,803
Diversified Financial Services — 0.2%
Citadel Securities LP, Term Loan B, 1 mo. LIBOR + 3.500% 5.299% VRN 2/27/26	248,747	249,215
Edelman Financial Center LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.035% VRN 7/21/25	465,796	468,027
Focus Financial Partners LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.500% 4.299% VRN 7/03/24	328,813	330,809
Jane Street Group LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.000% 4.799% VRN 8/25/22	357,211	356,318
LPL Holdings, Inc., 2019 Term Loan B1, 1 mo. LIBOR + 1.750% 3.542% VRN 11/12/26	50,565	50,755
VFH Parent LLC, 2019 Term Loan B, 1 mo. LIBOR + 3.500% 5.197% VRN 3/01/26	208,734	209,360
		1,664,484
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.000% 4.800% VRN 4/22/26	109,724	110,488
PCI Gaming Authority, Term Loan, 1 mo. LIBOR + 2.500% 4.299% VRN 5/29/26	289,662	291,350
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. LIBOR + 2.750% 4.549% VRN 8/14/24	813,626	814,985
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 3 mo. LIBOR + 3.500% 5.445% VRN 7/10/25	26,722	26,932
		1,243,755
Environmental Controls — 0.0%
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000% 4.799% VRN 5/30/25	99,747	99,818
Food Service — 0.1%
Aramark Services, Inc., 2019 Term Loan B4, 0.000% 12/10/26 (a)	770,000	773,611

The accompanying notes are an integral part of the portfolio of investments.

12

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.1%
HC Group Holdings II, Inc., Term Loan B, 1 mo. LIBOR + 4.500% 6.299% VRN 8/06/26	$350,000	$348,250
Health Care – Services — 0.4%
HCA, Inc., Term Loan B12, 1 mo. LIBOR + 1.750% 3.549% VRN 3/13/25	164,396	165,176
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 4.299% VRN 8/18/22	474,793	477,006
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 4.695% VRN 6/07/23	766,755	754,840
Phoenix Guarantor, Inc., Term Loan B, 1 mo. LIBOR + 4.500% 6.210% VRN 3/05/26	407,045	408,881
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.500% 6.299% VRN 11/17/25	895,594	902,087
		2,707,990
Holding Companies – Diversified — 0.0%
First Eagle Investment Management LLC, 2018 Term Loan B, 3 mo. LIBOR + 2.750% 4.695% VRN 12/02/24	208,123	209,076
Insurance — 0.1%
Asurion LLC 2017 Term Loan B4, 1 mo. LIBOR + 3.000% 4.799% VRN 8/04/22	504,834	507,464
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 4.799% VRN 11/03/24	346,931	348,728
		856,192
Internet — 0.1%
McAfee LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.750% 5.555% VRN 9/30/24	855,775	858,985
Investment Companies — 0.2%
RPI Finance Trust, Term Loan B6, 1 mo. LIBOR + 2.000% 3.799% VRN 3/27/23	671,501	676,645
UFC Holdings LLC, 2019 Term Loan, 1 mo. LIBOR + 3.250% 5.500% VRN 4/29/26	566,332	569,633
		1,246,278
Leisure Time — 0.1%
Alterra Mountain Co., Term Loan B1, 1 mo. LIBOR + 2.750% 4.549% VRN 7/31/24	376,162	378,983
Lodging — 0.6%
Boyd Gaming Corp., Term Loan B3, 2 days LIBOR + 2.250% 3.853% VRN 9/15/23	44,423	44,688
Caesars Entertainment Operating Co., Exit Term Loan, 1 mo. LIBOR + 2.000% 3.799% VRN 10/07/24	356,060	357,904
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 4.549% VRN 12/23/24	820,533	821,387
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.250% 4.049% VRN 4/18/24	489,109	490,786
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. LIBOR + 2.000% 3.799% VRN 11/30/23	261,378	263,045
Golden Nugget, Inc., 2017 Incremental Term Loan B, 1 mo. LIBOR + 2.750% 4.716% VRN 10/04/23	425,418	426,482
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 3.542% VRN 6/22/26	746,204	750,868
Wynn Resorts Ltd., 2019 Term Loan A, 0.000% 9/20/24 (a)	930,000	930,391
		4,085,551
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan, 0.000% 8/01/25 (a)	159,597	160,569
Media — 0.3%
Charter Communications Operating, LLC, 2019 Term Loan B1, 1 mo. LIBOR + 1.750% 3.550% VRN 4/30/25	844,427	849,840
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.500% 4.240% VRN 4/15/27	140,000	140,466
Diamond Sports Group LLC, Term Loan, 1 mo. LIBOR + 3.250% 5.030% VRN 8/24/26	129,675	129,405
Entercom Media Corp., 2019 Term Loan, 1 mo. LIBOR + 2.500% 4.305% VRN 11/18/24	122,712	123,479
iHeartCommunications, Inc., Exit Term Loan, 1 mo. LIBOR + 4.000% 5.691% VRN 5/01/26	289,206	291,254
Univision Communications, Inc., Term Loan C5, 1 mo. LIBOR + 2.750% 4.549% VRN 3/15/24	414,056	408,268

The accompanying notes are an integral part of the portfolio of investments.

13

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ziggo Secured Finance Partnership, USD Term Loan E, 1 mo. LIBOR + 2.500% 4.240% VRN 4/15/25	$218,250	$218,824
		2,161,536
Other Commerical Service — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 5.550% VRN 12/06/25	99,000	100,052
Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan W, 1 mo. LIBOR + 2.000% 3.715% VRN 10/01/22	362,351	363,355
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 4.549% VRN 2/05/23	627,919	629,394
		992,749
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 4.740% VRN 6/02/25	330,791	332,445
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 0.000% 11/15/27 (a)	740,000	745,779
		1,078,224
Pipelines — 0.0%
Blackstone CQP Holdco LP, Term Loan B, 3 mo. LIBOR + 3.500% 5.408% VRN 9/30/24	129,350	129,856
Real Estate Investment Trusts (REITS) — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 1 mo. LIBOR + 2.000% 3.799% VRN 3/21/25	194,179	194,825
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 2.000% 3.785% VRN 12/20/24	290,000	291,198
		486,023
Retail — 0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. LIBOR + 1.750% 3.549% VRN 11/19/26	944,316	945,251
Academy, Ltd., 2015 Term Loan B, 1 mo. LIBOR + 4.000% 5.692% VRN 7/01/22	243,502	199,155
Albertsons LLC 2019 Term Loan B7, 1 mo. LIBOR + 2.750% 4.549% VRN 11/17/25	219,013	220,802
2019 Term Loan B8, 1 mo. LIBOR + 2.750% 4.549% VRN 8/17/26	274,098	276,299
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.292% VRN 1/30/23	151,076	145,939
Party City Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.300% VRN 8/19/22	188,260	174,425
		1,961,871
Software — 0.4%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.500% 6.401% VRN 2/11/26	784,723	787,666
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500% 4.299% VRN 3/01/24	836,819	839,045
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.000% 5.799% VRN 10/16/26	760,000	761,710
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. LIBOR + 2.500% 4.299% VRN 6/21/24	11,469	11,474
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.500% 4.299% VRN 6/21/24	77,452	77,484
		2,477,379
Telecommunications — 0.3%
Altice France S.A., USD Term Loan B12, 1 mo. LIBOR + 3.688% 5.427% VRN 1/31/26	273,653	273,653
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 1 mo. LIBOR + 3.750% 5.682% VRN 11/27/23	160,000	160,142
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 3.549% VRN 3/01/27	368,362	369,515
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.750% 4.452% VRN 9/18/26	899,425	903,616
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.313% VRN 2/02/24	129,800	128,534
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.500% 4.240% VRN 1/31/28	613,954	617,411
		2,452,871
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 0.000% 12/30/26 (a)	650,000	655,570

The accompanying notes are an integral part of the portfolio of investments.

14

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Global Medical Response, Inc., 2018 Term Loan B1, 1 mo. LIBOR + 3.250% 5.035% VRN 4/28/22	$219,951	$214,967
		870,537
TOTAL BANK LOANS (Cost $32,966,527)		32,952,922

CORPORATE DEBT — 29.4%
Aerospace & Defense — 0.6%
The Boeing Co. 2.700% 2/01/27	90,000	91,252
2.800% 3/01/27	150,000	152,433
3.100% 5/01/26	80,000	82,570
3.200% 3/01/29	450,000	469,314
3.250% 2/01/35	560,000	573,139
3.750% 2/01/50	170,000	180,798
4.875% 2/15/20	10,000	10,030
L3Harris Technologies, Inc. 5.054% 4/27/45	280,000	345,455
Lockheed Martin Corp. 3.550% 1/15/26	350,000	375,500
4.500% 5/15/36	60,000	71,165
Northrop Grumman Corp. 2.930% 1/15/25	340,000	350,608
3.250% 1/15/28	730,000	761,879
Raytheon Co. 3.125% 10/15/20	120,000	121,154
United Technologies Corp. 3.950% 8/16/25	350,000	381,702
4.125% 11/16/28	390,000	438,787
4.500% 6/01/42	80,000	95,914
		4,501,700
Agriculture — 0.9%
Altria Group, Inc. 2.850% 8/09/22	160,000	163,090
3.490% 2/14/22	160,000	164,676
3.800% 2/14/24	180,000	189,552
4.400% 2/14/26	620,000	674,031
4.750% 5/05/21	290,000	300,543
4.800% 2/14/29	530,000	590,772
5.800% 2/14/39	1,120,000	1,317,697
5.950% 2/14/49	100,000	121,247
6.200% 2/14/59	140,000	166,822
BAT Capital Corp. 3.557% 8/15/27	500,000	510,513
4.540% 8/15/47	1,110,000	1,116,352
Philip Morris International, Inc. 2.500% 8/22/22	80,000	81,028
2.500% 11/02/22	350,000	355,182
2.900% 11/15/21	240,000	244,269
4.500% 3/20/42	80,000	90,921
Reynolds American, Inc. 3.250% 6/12/20	65,000	65,296
5.850% 8/15/45	190,000	218,062
		6,370,053
Airlines — 0.0%
Delta Air Lines, Inc. Series 2007-1 Class A, 6.821% 2/10/24	144,215	156,565
2.900% 10/28/24	140,000	140,060
		296,625
Apparel — 0.0%
Hanesbrands, Inc. 4.625% 5/15/24 (b)	30,000	31,637
4.875% 5/15/26 (b)	110,000	116,463
		148,100
Auto Manufacturers — 0.3%
BMW US Capital LLC 1.850% 9/15/21 (b)	60,000	59,873
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	201,250
Ford Motor Co. 4.750% 1/15/43	140,000	124,428
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	201,119
8.125% 1/15/20	420,000	420,785
General Motors Co. 5.150% 4/01/38	40,000	40,920
5.950% 4/01/49	110,000	121,947
6.250% 10/02/43	300,000	337,061
General Motors Financial Co., Inc. 2.450% 11/06/20	110,000	110,265
3.450% 4/10/22	30,000	30,682
4.250% 5/15/23	10,000	10,533
4.375% 9/25/21	80,000	82,894
		1,741,757
Banks — 9.5%
Banco Santander SA 3 mo. USD LIBOR + 1.120% 3.121% FRN 4/12/23	200,000	201,284
3.848% 4/12/23	400,000	417,290
4.379% 4/12/28	600,000	656,906
Bank of America Corp. 3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	270,000	276,303
3.300% 1/11/23	90,000	93,049
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	770,000	808,611
3.500% 4/19/26	290,000	308,430
3 mo. USD LIBOR + .780% 3.550% VRN 3/05/24	470,000	487,792

The accompanying notes are an integral part of the portfolio of investments.

15

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	$1,920,000	$2,035,349
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	600,000	653,863
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	310,000	340,339
4.000% 4/01/24	270,000	289,192
4.000% 1/22/25	270,000	288,008
4.125% 1/22/24	290,000	311,732
4.200% 8/26/24	380,000	408,049
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	250,000	301,388
4.450% 3/03/26	50,000	54,915
5.000% 1/21/44	1,010,000	1,317,348
3 mo. USD LIBOR + 3.705% 6.250% VRN (c)	170,000	188,912
Bank of Montreal 5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	93,865
Barclays PLC 3 mo. USD LIBOR + 1.902% 4.972% VRN 5/16/29	230,000	259,350
3 mo. USD LIBOR + 3.054% 5.088% VRN 6/20/30	1,210,000	1,349,199
BNP Paribas SA 3.375% 1/09/25 (b)	240,000	249,273
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (b) (d)	220,000	237,634
4.400% 8/14/28 (b)	1,120,000	1,244,627
4.625% 3/13/27 (b)	260,000	284,399
3 mo. USD LIBOR + 2.235% 4.705% VRN 1/10/25 (b)	880,000	953,522
3 mo. USD LIBOR + 2.567% 5.198% VRN 1/10/30 (b)	640,000	752,674
Citigroup, Inc. 3 mo. USD LIBOR + 1.151% 3.520% VRN 10/27/28	1,400,000	1,474,056
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	710,000	777,315
3 mo. USD LIBOR + 1.192% 4.075% VRN 4/23/29	750,000	821,009
4.125% 7/25/28	360,000	392,857
4.300% 11/20/26	1,070,000	1,165,177
4.400% 6/10/25	340,000	369,611
4.450% 9/29/27	480,000	528,855
4.650% 7/30/45	441,000	546,421
4.650% 7/23/48	70,000	87,558
4.750% 5/18/46	40,000	47,845
5.300% 5/06/44	16,000	20,413
5.500% 9/13/25	170,000	194,393
3 mo. USD LIBOR + 4.068% 5.950% VRN (c)	100,000	105,880
3 mo. USD LIBOR + 3.905% 5.950% VRN (c)	500,000	545,625
3 mo. USD LIBOR + 3.423% 6.300% VRN (c)	80,000	86,686
6.625% 6/15/32	20,000	26,935
8.125% 7/15/39	310,000	517,532
Cooperatieve Rabobank UA 4.625% 12/01/23	250,000	270,980
4.750% 1/15/20 (b)	490,000	490,427
5.250% 8/04/45	295,000	377,511
Cooperatieve Rabobank UA Ltd. 4.375% 8/04/25	1,380,000	1,497,620
Credit Agricole SA 5 year USD Swap + 1.644% 4.000% VRN 1/10/33 (b)	790,000	833,839
Credit Suisse Group Funding Guernsey Ltd. 4.550% 4/17/26	500,000	555,117
Danske Bank A/S 3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (b)	420,000	423,723
5.000% 1/12/22 (b)	740,000	777,291
5.375% 1/12/24 (b)	610,000	667,727
Goldman Sachs Capital II 3 mo. USD LIBOR + .768% 4.000% VRN 1/31/20 (c)	18,000	15,750
The Goldman Sachs Group, Inc. 3.200% 2/23/23	300,000	308,435
3.500% 11/16/26	200,000	210,489
3.625% 2/20/24	1,270,000	1,333,181
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	2,140,000	2,276,928
3.850% 7/08/24	90,000	95,193
4.000% 3/03/24	100,000	106,564
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	210,000	231,542
4.250% 10/21/25	260,000	282,421
4.750% 10/21/45	480,000	585,992
5.150% 5/22/45	1,200,000	1,475,081
5.250% 7/27/21	100,000	104,942
6.000% 6/15/20	290,000	295,119
6.250% 2/01/41	770,000	1,076,736
6.750% 10/01/37	80,000	111,130
HSBC Holdings PLC 3.400% 3/08/21	490,000	497,785
3.900% 5/25/26	370,000	394,687
3 mo. USD LIBOR + 1.610% 3.973% VRN 5/22/30	760,000	819,557
4.250% 8/18/25	330,000	352,948
4.300% 3/08/26	500,000	544,529
3 mo. USD LIBOR + 1.535% 4.583% VRN 6/19/29	1,030,000	1,151,789

The accompanying notes are an integral part of the portfolio of investments.

16

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5 year USD ICE Swap + 3.453% 6.250% VRN (c)	$270,000	$286,537
5 year USD ICE Swap + 3.606% 6.500% VRN (c)	480,000	528,000
6.500% 9/15/37	300,000	414,761
Intesa Sanpaolo SpA 3.125% 7/14/22 (b)	300,000	304,018
3.375% 1/12/23 (b)	550,000	559,273
5.017% 6/26/24 (b)	900,000	945,697
5.710% 1/15/26 (b)	200,000	216,489
JP Morgan Chase & Co. 3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	780,000	829,074
3.625% 5/13/24	80,000	84,809
3.875% 9/10/24	300,000	321,172
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	940,000	1,002,484
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	346,050
4.250% 10/01/27	70,000	77,503
4.350% 8/15/21	40,000	41,541
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	1,190,000	1,354,329
4.950% 6/01/45	290,000	369,129
Lloyds Banking Group PLC 3.900% 3/12/24	580,000	612,494
4.375% 3/22/28	200,000	220,598
4.550% 8/16/28	370,000	414,535
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	163,077
Morgan Stanley 3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	820,000	882,691
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	11,311
5.500% 7/24/20	200,000	204,036
Nordea Bank AB 4.875% 5/13/21 (b)	390,000	404,387
Royal Bank of Canada 2.150% 10/26/20	240,000	240,459
3.200% 4/30/21	270,000	274,823
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.762% 4.269% VRN 3/22/25	430,000	456,855
3 mo. USD LIBOR + 1.550% 4.519% VRN 6/25/24	200,000	212,474
5.125% 5/28/24	400,000	433,401
6.000% 12/19/23	240,000	266,928
6.100% 6/10/23	790,000	869,838
6.125% 12/15/22	110,000	120,407
Santander Holdings USA, Inc. 4.500% 7/17/25	50,000	53,977
Santander UK PLC 2.375% 3/16/20	140,000	140,074
5.000% 11/07/23 (b)	270,000	290,321
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	230,334
Svenska Handelsbanken AB 3.350% 5/24/21	250,000	254,934
The Toronto Dominion Bank 3.250% 6/11/21	330,000	337,036
UBS Group AG 3.491% 5/23/23 (b)	500,000	514,570
4.125% 9/24/25 (b)	210,000	228,490
4.253% 3/23/28 (b)	1,100,000	1,202,225
5 year USD Swap + 4.344% 7.000% VRN (b) (c)	1,050,000	1,147,125
UniCredit SpA 6.572% 1/14/22 (b)	640,000	687,377
US Bank NA/Cincinnati OH 3.150% 4/26/21	270,000	274,309
Wachovia Capital Trust III 3 mo. USD LIBOR + .930% 5.570% VRN (c)	630,000	634,725
Wells Fargo & Co. 3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	150,000	151,043
3.000% 10/23/26	350,000	358,716
3.450% 2/13/23	120,000	124,277
3.750% 1/24/24	270,000	285,478
4.150% 1/24/29	630,000	701,797
4.300% 7/22/27	530,000	580,821
4.400% 6/14/46	180,000	205,311
4.480% 1/16/24	991,000	1,070,303
4.600% 4/01/21	40,000	41,298
4.650% 11/04/44	400,000	470,475
4.750% 12/07/46	890,000	1,068,797
4.900% 11/17/45	880,000	1,076,488
5.375% 11/02/43	110,000	141,275
3 mo. USD LIBOR + 3.990% 5.875% VRN (c)	50,000	55,625
Westpac Banking Corp. 2.300% 5/26/20	50,000	50,067
2.600% 11/23/20	280,000	281,520
		66,864,472
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.650% 2/01/26	790,000	842,584
4.900% 2/01/46	600,000	711,673
Anheuser-Busch InBev Finance, Inc. 3.300% 2/01/23	189,000	195,814
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	64,000	65,144

The accompanying notes are an integral part of the portfolio of investments.

17

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 4/13/28	$90,000	$99,050
4.150% 1/23/25	110,000	119,886
5.550% 1/23/49	470,000	610,679
Diageo Capital PLC 4.828% 7/15/20	200,000	203,030
Diageo Investment Corp. 2.875% 5/11/22	150,000	153,031
Molson Coors Brewing Co. 3.000% 7/15/26	80,000	80,996
3.500% 5/01/22	30,000	30,843
4.200% 7/15/46	80,000	79,852
PepsiCo, Inc. 4.000% 3/05/42	50,000	56,910
Pernod Ricard SA 4.450% 1/15/22 (b)	250,000	261,543
		3,511,035
Biotechnology — 0.1%
Amgen, Inc. 2.125% 5/01/20	60,000	60,022
3.625% 5/22/24	30,000	31,701
4.663% 6/15/51	34,000	40,060
Gilead Sciences, Inc. 2.550% 9/01/20	80,000	80,341
3.700% 4/01/24	210,000	222,711
4.500% 2/01/45	10,000	11,625
4.750% 3/01/46	200,000	240,507
		686,967
Chemicals — 0.2%
Equate Petrochemical BV 4.250% 11/03/26 (b)	430,000	459,559
Nutrien Ltd. 4.875% 3/30/20	50,000	50,326
OCP SA 4.500% 10/22/25 (b)	330,000	352,910
Syngenta Finance NV 3.933% 4/23/21 (b)	400,000	406,820
		1,269,615
Commercial Services — 0.3%
Cintas Corp. No 2 2.900% 4/01/22	160,000	163,221
3.700% 4/01/27	260,000	282,074
DP World PLC 5.625% 9/25/48 (b)	560,000	646,576
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750% 4/15/26 (b)	210,000	228,245
United Rentals North America, Inc. 4.875% 1/15/28	150,000	156,184
5.500% 7/15/25	70,000	72,734
5.875% 9/15/26	90,000	96,548
6.500% 12/15/26	100,000	109,906
		1,755,488
Computers — 0.5%
Apple, Inc. 1.550% 8/04/21	210,000	209,212
2.000% 11/13/20	270,000	270,690
2.450% 8/04/26	800,000	811,425
Dell International LLC/EMC Corp. 4.420% 6/15/21 (b)	970,000	998,238
International Business Machines Corp. 3.000% 5/15/24	990,000	1,027,341
		3,316,906
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	160,000	165,145
5.000% 10/01/21	150,000	157,284
American Express Credit Corp. 2.375% 5/26/20	280,000	280,338
GE Capital International Funding Co. 2.342% 11/15/20	215,000	215,174
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	380,000	406,499
ILFC E-Capital Trust II 4.150% VRN 12/21/65 (b) (e)	10,000	8,094
International Lease Finance Corp. 5.875% 8/15/22	70,000	76,266
8.625% 1/15/22	180,000	202,539
KKR Group Finance Co. II LLC 5.500% 2/01/43 (b)	20,000	24,462
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (b)	10,000	10,470
5.250% 8/15/22 (b)	230,000	245,042
5.500% 2/15/24 (b)	50,000	54,895
Synchrony Financial 2.700% 2/03/20	200,000	200,069
Visa, Inc. 3.150% 12/14/25	1,020,000	1,078,410
4.300% 12/14/45	260,000	319,619
		3,444,306
Electric — 0.6%
Duke Energy Corp. 3.750% 4/15/24	100,000	105,991
Duke Energy Ohio, Inc. 3.650% 2/01/29	440,000	478,211
Exelon Corp. 5.625% 6/15/35	290,000	359,186
FirstEnergy Corp. 3.900% 7/15/27	710,000	759,468
4.250% 3/15/23	310,000	326,837

The accompanying notes are an integral part of the portfolio of investments.

18

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.850% 7/15/47	$240,000	$285,512
7.375% 11/15/31	1,460,000	2,061,672
		4,376,877
Environmental Controls — 0.2%
Republic Services, Inc. 2.500% 8/15/24	230,000	232,634
Waste Management, Inc. 3.200% 6/15/26	140,000	146,675
3.450% 6/15/29	210,000	224,901
3.500% 5/15/24	90,000	94,615
4.000% 7/15/39	140,000	156,870
4.150% 7/15/49	200,000	228,848
4.600% 3/01/21	30,000	30,740
		1,115,283
Foods — 0.3%
Danone SA 2.077% 11/02/21 (b)	250,000	250,260
2.589% 11/02/23 (b)	310,000	314,916
2.947% 11/02/26 (b)	550,000	561,876
Kraft Heinz Foods Co. 3.000% 6/01/26	470,000	470,137
3.950% 7/15/25	60,000	63,534
4.875% 2/15/25 (b)	29,000	29,797
Mars, Inc. 2.700% 4/01/25 (b)	240,000	245,605
3.200% 4/01/30 (b)	140,000	148,292
WM Wrigley Jr. Co. 3.375% 10/21/20 (b)	10,000	10,097
		2,094,514
Health Care – Products — 0.2%
Abbott Laboratories 3.750% 11/30/26	119,000	130,025
4.750% 11/30/36	140,000	175,581
4.900% 11/30/46	360,000	473,133
Medtronic, Inc. 3.500% 3/15/25	194,000	207,966
4.625% 3/15/45	28,000	35,268
		1,021,973
Health Care – Services — 0.5%
Aetna, Inc. 2.800% 6/15/23	40,000	40,650
Anthem, Inc. 2.950% 12/01/22	330,000	337,615
3.125% 5/15/22	50,000	51,257
3.350% 12/01/24	120,000	125,260
3.650% 12/01/27	340,000	360,057
3.700% 8/15/21	70,000	71,633
CommonSpirit Health 4.350% 11/01/42	20,000	20,543
Fresenius Medical Care US Finance II, Inc. 4.125% 10/15/20 (b)	50,000	50,498
4.750% 10/15/24 (b)	70,000	75,689
5.875% 1/31/22 (b)	50,000	53,505
HCA, Inc. 4.500% 2/15/27	40,000	43,140
4.750% 5/01/23	250,000	267,829
5.000% 3/15/24	50,000	54,658
5.250% 6/15/26	60,000	67,220
5.375% 2/01/25	30,000	33,175
5.375% 9/01/26	30,000	33,412
5.500% 6/15/47	130,000	149,435
5.625% 9/01/28	20,000	22,792
5.875% 2/15/26	10,000	11,371
Humana, Inc. 3.150% 12/01/22	40,000	41,052
3.950% 3/15/27	190,000	204,493
4.625% 12/01/42	70,000	78,801
4.800% 3/15/47	10,000	11,721
4.950% 10/01/44	60,000	70,882
UnitedHealth Group, Inc. 2.700% 7/15/20	250,000	251,040
2.875% 12/15/21	160,000	163,211
3.700% 8/15/49	120,000	128,984
3.750% 7/15/25	50,000	54,013
3.875% 12/15/28	110,000	121,801
3.875% 8/15/59	210,000	226,809
4.250% 6/15/48	200,000	232,494
5.800% 3/15/36	70,000	92,959
		3,547,999
Home Builders — 0.1%
Lennar Corp. 4.500% 4/30/24	120,000	126,900
4.750% 11/29/27	190,000	204,725
5.000% 6/15/27	20,000	21,700
NVR, Inc. 3.950% 9/15/22	100,000	104,198
Toll Brothers Finance Corp. 4.375% 4/15/23	110,000	114,950
		572,473
Housewares — 0.0%
Newell Brands, Inc. 3.850% STEP 4/01/23	113,000	117,431
Insurance — 0.3%
Ambac Assurance Corp. 5.100% 6/07/20 (b)	4,362	6,455
Ambac LSNI LLC 3 mo. USD LIBOR + 5.000% 6.945% FRN 2/12/23 (b)	17,156	17,370
American International Group, Inc. 6.250% 3/15/87	234,000	255,060

The accompanying notes are an integral part of the portfolio of investments.

19

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Berkshire Hathaway Finance Corp. 4.250% 1/15/49	$550,000	$652,561
Brighthouse Financial, Inc. 4.700% 6/22/47	70,000	64,863
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	70,248
MetLife Capital Trust IV 7.875% 12/15/67 (b)	200,000	267,000
MetLife, Inc. 6.400% 12/15/66	190,000	232,750
Reliance Standard Life Global Funding II 2.500% 1/15/20 (b)	90,000	90,005
Teachers Insurance & Annuity Association of America 4.900% 9/15/44 (b)	200,000	245,680
6.850% 12/16/39 (b)	22,000	32,027
Voya Financial, Inc. 5.700% 7/15/43	160,000	200,420
		2,134,439
Internet — 0.2%
Amazon.com, Inc. 3.150% 8/22/27	470,000	498,098
3.875% 8/22/37	160,000	181,853
4.050% 8/22/47	210,000	247,138
4.950% 12/05/44	180,000	235,875
Prosus NV 4.850% 7/06/27 (b)	430,000	468,441
		1,631,405
Iron & Steel — 0.2%
ArcelorMittal SA 3.600% 7/16/24	320,000	328,145
4.550% 3/11/26	220,000	233,626
6.125% 6/01/25	480,000	551,514
6.250% STEP 2/25/22	50,000	53,895
7.000% STEP 10/15/39	60,000	73,136
Vale Overseas Ltd. 6.875% 11/21/36	174,000	226,200
		1,466,516
Leisure Time — 0.0%
VOC Escrow Ltd. 5.000% 2/15/28 (b)	210,000	219,975
Lodging — 0.3%
Las Vegas Sands Corp. 3.200% 8/08/24	1,040,000	1,070,790
Sands China Ltd. 4.600% 8/08/23	200,000	211,072
5.125% 8/08/25	750,000	823,005
		2,104,867
Machinery – Construction & Mining — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	24,002
Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,996
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	300,000	301,912
4.200% 3/15/28	920,000	980,771
4.908% 7/23/25	340,000	374,400
5.050% 3/30/29	640,000	726,181
5.375% 4/01/38	480,000	547,699
5.750% 4/01/48	470,000	548,924
6.484% 10/23/45	160,000	198,356
6.834% 10/23/55	60,000	78,577
Comcast Corp. 3.150% 3/01/26	130,000	136,292
3.375% 8/15/25	170,000	180,443
3.950% 10/15/25	170,000	185,540
3.999% 11/01/49	55,000	60,992
4.150% 10/15/28	1,460,000	1,644,462
4.200% 8/15/34	160,000	182,606
4.250% 10/15/30	430,000	491,861
4.250% 1/15/33	20,000	23,182
4.700% 10/15/48	20,000	24,695
6.500% 11/15/35	200,000	283,642
DISH DBS Corp. 5.875% 11/15/24	440,000	449,625
7.750% 7/01/26	50,000	52,970
Fox Corp. 5.476% 1/25/39 (b)	90,000	110,123
5.576% 1/25/49 (b)	230,000	293,018
NBCUniversal Media LLC 4.375% 4/01/21	170,000	175,332
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	142,266
6.550% 5/01/37	10,000	12,267
6.750% 6/15/39	120,000	151,620
7.300% 7/01/38	210,000	273,942
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	28,053
ViacomCBS, Inc. 3.875% 4/01/24	30,000	31,770
4.250% 9/01/23	50,000	53,254
The Walt Disney Co. 6.200% 12/15/34	20,000	28,090
6.650% 11/15/37	120,000	178,383
		8,951,248
Mining — 1.0%
Alcoa Nederland Holding BV 6.750% 9/30/24 (b)	240,000	252,502

The accompanying notes are an integral part of the portfolio of investments.

20

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Anglo American Capital PLC 3.625% 9/11/24 (b)	$560,000	$580,971
3.750% 4/10/22 (b)	200,000	205,290
4.750% 4/10/27 (b)	470,000	514,124
Barrick Gold Corp. 5.250% 4/01/42	80,000	95,476
Barrick North America Finance LLC 5.700% 5/30/41	180,000	222,033
5.750% 5/01/43	210,000	267,394
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	20,000	20,389
5.000% 9/30/43	300,000	384,211
5 year USD Swap + 5.093% 6.750% VRN 10/19/75 (b)	500,000	587,085
Freeport-McMoRan, Inc. 3.550% 3/01/22	99,000	100,237
3.875% 3/15/23	10,000	10,182
4.550% 11/14/24	10,000	10,571
5.450% 3/15/43	216,000	223,560
Glencore Funding LLC 2.875% 4/16/20 (b)	80,000	80,106
3.875% 10/27/27 (b)	170,000	175,573
4.000% 3/27/27 (b)	1,470,000	1,527,918
4.125% 5/30/23 (b)	130,000	135,474
4.125% 3/12/24 (b)	510,000	534,172
Southern Copper Corp. 5.250% 11/08/42	870,000	1,001,365
Teck Resources Ltd. 6.000% 8/15/40	20,000	22,327
		6,950,960
Miscellaneous – Manufacturing — 0.6%
3M Co. 2.375% 8/26/29	250,000	246,677
Eaton Corp. 2.750% 11/02/22	570,000	581,630
4.150% 11/02/42	110,000	123,092
General Electric Co. 5.500% 1/08/20	40,000	40,014
4.375% 9/16/20	60,000	60,930
5.300% 2/11/21	75,000	77,380
4.650% 10/17/21	170,000	177,244
6.750% 3/15/32	210,000	269,790
6.150% 8/07/37	330,000	410,381
5.875% 1/14/38	286,000	347,650
6.875% 1/10/39	1,196,000	1,598,505
		3,933,293
Oil & Gas — 3.9%
Apache Corp. 4.250% 1/15/44	570,000	525,701
4.375% 10/15/28	1,060,000	1,108,748
4.750% 4/15/43	90,000	86,961
5.100% 9/01/40	460,000	468,343
6.000% 1/15/37	17,000	18,961
BP Capital Markets America, Inc. 3.119% 5/04/26	290,000	303,047
3.410% 2/11/26	270,000	287,685
3.588% 4/14/27	330,000	353,330
BP Capital Markets PLC 3.506% 3/17/25	550,000	585,613
3.535% 11/04/24	110,000	117,159
3.561% 11/01/21	20,000	20,625
Cimarex Energy Co. 3.900% 5/15/27	560,000	580,961
4.375% 3/15/29	230,000	243,982
CNOOC Finance USA LLC 3.500% 5/05/25	1,040,000	1,086,364
Concho Resources, Inc. 3.750% 10/01/27	30,000	31,555
4.300% 8/15/28	1,060,000	1,155,828
ConocoPhillips Holding Co. 6.950% 4/15/29	125,000	169,991
Continental Resources, Inc. 3.800% 6/01/24	110,000	113,772
4.375% 1/15/28	220,000	233,944
4.500% 4/15/23	560,000	585,113
Devon Energy Corp. 4.750% 5/15/42	10,000	11,219
5.000% 6/15/45	960,000	1,114,247
5.600% 7/15/41	460,000	559,412
5.850% 12/15/25	220,000	260,889
Diamondback Energy, Inc. 5.375% 5/31/25	100,000	104,992
Ecopetrol SA 5.875% 5/28/45	1,300,000	1,532,375
EOG Resources, Inc. 4.150% 1/15/26	120,000	131,911
Exxon Mobil Corp. 3.043% 3/01/26	210,000	220,322
4.114% 3/01/46	520,000	610,508
KazMunayGas National Co. JSC 5.375% 4/24/30 (b)	200,000	231,540
Noble Energy, Inc. 3.850% 1/15/28	460,000	486,080
4.950% 8/15/47	70,000	77,804
5.250% 11/15/43	120,000	135,213
Oasis Petroleum, Inc. 6.875% 3/15/22	20,000	19,250
6.875% 1/15/23 (d)	30,000	29,325
Occidental Petroleum Corp. 2.600% 8/13/21	220,000	221,628
2.700% 8/15/22	310,000	313,222
2.900% 8/15/24	530,000	538,660
3.000% 2/15/27	130,000	130,248
3.125% 2/15/22	120,000	122,121
3.200% 8/15/26	300,000	303,603

The accompanying notes are an integral part of the portfolio of investments.

21

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.400% 4/15/26	$170,000	$174,203
3.500% 8/15/29	220,000	224,592
4.100% 2/15/47	580,000	563,967
4.200% 3/15/48	120,000	119,210
4.400% 4/15/46	50,000	50,652
4.625% 6/15/45	80,000	82,798
4.850% 3/15/21	311,000	320,355
5.550% 3/15/26	560,000	635,102
6.450% 9/15/36	240,000	294,820
6.600% 3/15/46	630,000	812,234
6.950% 7/01/24	230,000	270,963
7.875% 9/15/31	160,000	214,693
Petrobras Global Finance BV 5.299% 1/27/25	3,391,000	3,697,919
5.999% 1/27/28	900,000	1,026,936
6.125% 1/17/22	89,000	94,998
6.250% 3/17/24	332,000	372,189
7.375% 1/17/27	260,000	317,200
Petroleos Mexicanos 6.375% 1/23/45	220,000	211,961
6.625% 6/15/35	763,000	781,694
6.875% 8/04/26	160,000	175,787
Range Resources Corp. 4.875% 5/15/25 (d)	60,000	51,300
5.000% 3/15/23 (d)	270,000	248,351
5.875% 7/01/22	10,000	9,925
Shell International Finance BV 2.875% 5/10/26	380,000	394,326
4.000% 5/10/46	310,000	353,278
4.375% 3/25/20	210,000	211,108
4.375% 5/11/45	190,000	226,826
4.550% 8/12/43	100,000	121,952
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (b)	330,000	356,016
WPX Energy, Inc. 8.250% 8/01/23	30,000	34,500
		27,682,107
Oil & Gas Services — 0.1%
Halliburton Co. 3.800% 11/15/25	240,000	256,030
4.850% 11/15/35	30,000	33,944
5.000% 11/15/45	500,000	571,565
Schlumberger Holdings Corp. 3.900% 5/17/28 (b)	51,000	54,336
		915,875
Packaging & Containers — 0.0%
WestRock RKT LLC 4.000% 3/01/23	30,000	31,320
Pharmaceuticals — 2.7%
AbbVie, Inc. 2.300% 11/21/22 (b)	1,310,000	1,316,621
2.600% 11/21/24 (b)	1,120,000	1,129,063
2.900% 11/06/22	80,000	81,649
2.950% 11/21/26 (b)	260,000	264,723
3.200% 11/21/29 (b)	850,000	864,751
3.600% 5/14/25	130,000	137,342
Allergan Funding SCS 3.450% 3/15/22	30,000	30,689
3.800% 3/15/25	180,000	189,163
4.550% 3/15/35	90,000	98,390
Becton Dickinson and Co. 3.363% 6/06/24	750,000	781,156
3.734% 12/15/24	65,000	68,911
4.685% 12/15/44	40,000	46,812
Bristol-Myers Squibb Co. 2.250% 8/15/21 (b)	240,000	241,501
2.600% 5/16/22 (b)	350,000	355,831
2.900% 7/26/24 (b)	700,000	722,819
3.200% 6/15/26 (b)	520,000	546,322
3.400% 7/26/29 (b)	250,000	267,556
3.550% 8/15/22 (b)	40,000	41,572
3.625% 5/15/24 (b)	40,000	42,276
3.875% 8/15/25 (b)	10,000	10,810
5.000% 8/15/45 (b)	640,000	820,986
5.250% 8/15/43 (b)	70,000	90,836
Cigna Corp. 3.400% 9/17/21	210,000	214,969
3.750% 7/15/23	570,000	597,814
4.125% 11/15/25	160,000	173,639
4.375% 10/15/28	1,230,000	1,362,702
CVS Health Corp. 2.750% 12/01/22	120,000	121,949
3.350% 3/09/21	101,000	102,679
3.700% 3/09/23	940,000	979,796
3.875% 7/20/25	124,000	132,073
4.100% 3/25/25	310,000	332,836
4.300% 3/25/28	2,840,000	3,102,533
5.050% 3/25/48	560,000	663,615
5.125% 7/20/45	350,000	415,210
CVS Pass-Through Trust 5.298% 1/11/27 (b)	7,258	7,754
5.880% 1/10/28	83,356	91,996
6.036% 12/10/28	73,554	82,175
6.943% 1/10/30	64,248	75,271
GlaxoSmithKline Capital PLC 2.850% 5/08/22	20,000	20,441
Johnson & Johnson 3.625% 3/03/37	690,000	762,215
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	40,000	38,200
3.650% 11/10/21	50,000	48,938
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	160,000	156,600

The accompanying notes are an integral part of the portfolio of investments.

22

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	$750,000	$726,337
2.800% 7/21/23	310,000	287,525
7.125% 1/31/25 (b)	390,000	400,608
		19,047,654
Pipelines — 1.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (b)	150,000	147,000
Cameron LNG LLC 2.902% 7/15/31 (b)	110,000	110,258
3.302% 1/15/35 (b)	360,000	363,596
DCP Midstream Operating LP 6.450% 11/03/36 (b)	70,000	73,500
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	403,969
Energy Transfer LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	31,787
5.875% 3/01/22	100,000	106,142
Energy Transfer Operating LP 6.250% 4/15/49	30,000	36,204
Enterprise Products Operating LLC 4.150% 10/16/28	2,600,000	2,878,043
5.700% 2/15/42	40,000	51,617
Kinder Morgan Energy Partners LP 3.500% 3/01/21	110,000	111,404
3.500% 9/01/23	120,000	124,368
5.500% 3/01/44	30,000	34,935
Kinder Morgan, Inc. 4.300% 6/01/25	230,000	249,547
4.300% 3/01/28	140,000	152,658
5.550% 6/01/45	100,000	119,009
MPLX LP 4.000% 3/15/28	210,000	217,512
4.500% 4/15/38	620,000	630,896
4.700% 4/15/48	620,000	631,742
4.800% 2/15/29	320,000	351,232
4.875% 12/01/24	150,000	163,079
5.500% 2/15/49	250,000	284,021
Southern Natural Gas Co. LLC 8.000% 3/01/32	248,000	359,959
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.500% 3/01/30 (b)	150,000	154,125
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	60,000	76,258
Western Midstream Operating LP 5.500% 8/15/48	20,000	17,592
The Williams Cos., Inc. 3.750% 6/15/27	350,000	365,071
5.250% 3/15/20	130,000	130,763
7.500% 1/15/31	330,000	430,692
7.750% 6/15/31	580,000	773,566
		9,580,545
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.250% 6/01/25	10,000	10,976
5.375% 4/15/26	40,000	44,216
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.750% 9/17/24 (b)	220,000	231,632
4.750% 9/17/44 (b)	250,000	290,701
		577,525
Retail — 0.2%
McDonald’s Corp. 3.500% 3/01/27	210,000	224,357
3.700% 1/30/26	350,000	377,665
3.800% 4/01/28	110,000	120,302
QVC, Inc. 5.950% 3/15/43	10,000	9,369
Walmart, Inc. 3.700% 6/26/28	560,000	617,004
		1,348,697
Semiconductors — 0.0%
Intel Corp. 3.700% 7/29/25	70,000	75,720
Software — 0.7%
Microsoft Corp. 1.550% 8/08/21	360,000	359,524
2.400% 2/06/22	540,000	547,634
2.400% 8/08/26	1,620,000	1,639,188
2.700% 2/12/25	100,000	103,339
2.875% 2/06/24	380,000	394,311
3.300% 2/06/27	690,000	737,546
3.750% 2/12/45	400,000	454,895
3.950% 8/08/56	100,000	118,516
4.100% 2/06/37	170,000	201,111
salesforce.com, Inc. 3.250% 4/11/23	270,000	280,861
3.700% 4/11/28	90,000	98,737
		4,935,662
Telecommunications — 0.9%
America Movil SAB de CV 5.000% 3/30/20	100,000	100,614
AT&T, Inc. 3.000% 2/15/22	60,000	61,203
3.400% 5/15/25	580,000	607,418
4.250% 3/01/27	260,000	285,579

The accompanying notes are an integral part of the portfolio of investments.

23

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.350% 6/15/45	$390,000	$421,049
6.250% 3/29/41	20,000	26,045
Qwest Corp. 6.875% 9/15/33	85,000	85,382
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	87,500	88,279
4.738% 9/20/29 (b)	220,000	232,976
Telefonica Emisiones SA 5.213% 3/08/47	150,000	178,036
Verizon Communications, Inc. 2.625% 8/15/26	300,000	304,679
3.376% 2/15/25	100,000	105,931
3.500% 11/01/24	160,000	169,675
3.875% 2/08/29	130,000	143,405
4.125% 3/16/27	130,000	144,331
4.329% 9/21/28	820,000	930,675
4.400% 11/01/34	270,000	312,999
4.500% 8/10/33	670,000	782,098
4.522% 9/15/48	240,000	287,987
4.862% 8/21/46	130,000	161,381
5.250% 3/16/37	170,000	213,508
5.500% 3/16/47	30,000	40,736
Vodafone Group PLC 4.375% 5/30/28	580,000	643,080
		6,327,066
Transportation — 0.2%
Union Pacific Corp. 3.750% 7/15/25	190,000	203,728
3.839% 3/20/60 (b)	600,000	608,775
3.950% 9/10/28	620,000	685,106
		1,497,609
Trucking & Leasing — 0.0%
DAE Funding LLC 5.750% 11/15/23 (b)	60,000	62,925

TOTAL CORPORATE DEBT (Cost $190,298,787)		206,292,980

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	56,498
State of California 5.000% 4/01/42	70,000	75,853
5.000% 11/01/43	50,000	56,555
		188,906

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		188,906

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%

Auto Floor Plan ABS — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A 4.060% 11/15/30	1,100,000	1,189,429
Automobile ABS — 0.1%
Hertz Vehicle Financing II LP Series 2019-3A, Class A, 2.670% 12/26/25 (b)	750,000	747,725
Series 2015-1A, Class C, 4.350% 3/25/21 (b)	250,000	250,307
		998,032
Commercial MBS — 3.3%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, 5.808% VRN 8/10/45 (b) (e)	715,230	323,923
BANK, Series 2017-BNK4, Class XA, 1.425% VRN 5/15/50 (e)	3,689,636	277,536
BBCCRE Trust, Series 2015-GTP, Class E, 4.563% VRN 8/10/33 (b) (e)	1,020,000	962,277
BX Trust Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 3.790% FRN 11/15/35 (b)	357,000	357,887
Series 2018-IND, Class H, 1 mo. USD LIBOR + 3.000% 4.740% FRN 11/15/35 (b)	1,533,000	1,534,433
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	400,000	428,184
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .930% 2.670% FRN 11/15/36 (b)	460,000	459,568
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	403,565
Credit Suisse Commercial Mortgage Trust, Series 2019-RIO Class A 4.764% 12/15/22	2,500,000	2,499,978
Credit Suisse Mortgage Trust Series 2017-LSTK, Class A, 2.761% 4/05/33 (b)	430,000	430,441
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	200,165
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	132,424
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	230,000	207,968

The accompanying notes are an integral part of the portfolio of investments.

24

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-PLUM, Class A, 1 mo. USD LIBOR + 3.231% 4.971% FRN 8/15/20 (b)	$107,583	$107,641
Series 2006-C5, Class AJ, 5.373% 12/15/39	92,328	42,471
Series 2007-C5, Class AM, 5.869% VRN 9/15/40 (e)	29,250	18,427
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.620% 7.360% FRN 7/15/32 (b)	1,700,000	1,708,084
FREMF Mortgage Trust Series 2012-K20, Class X2A, 0.200% 5/25/45 (b)	3,135,082	11,781
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 3.847% FRN 1/25/26 (b)	1,457,756	1,461,174
GS Mortgage Securities Trust Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.300% 3.040% FRN 9/15/31 (b)	1,350,000	1,349,668
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (e)	280,000	294,998
Series 2006-GG8, Class AJ, 5.622% 11/10/39	85,463	52,987
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class XA, 0.752% VRN 4/15/47 (e)	1,324,470	27,755
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	263,109
Series 2015-C31, Class B, 4.617% VRN 8/15/48 (e)	160,000	172,626
Series 2013-C17, Class B, 4.892% VRN 1/15/47 (e)	30,000	32,534
JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1 mo. USD LIBOR + 1.150% 2.890% FRN 7/15/34 (b)	871,158	871,250
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA, 0.904% VRN 10/15/50 (e)	7,891,425	417,041
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, 3.127% VRN 4/20/48 (b) (e)	263,351	265,218
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, 6.025% VRN 9/12/49 (e)	39,330	16,519
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4 3.306% 4/15/48	420,000	437,198
Morgan Stanley Capital I Trust Series 2019-BPR, Class A, 1 mo. USD LIBOR + 1.400% 3.140% FRN 5/15/36 (b)	1,360,000	1,357,450
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	21,610	14,479
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	3,680	3,696
Natixis Commercial Mortgage Securities Trust Series 2019-FAME, Class A, 3.047% 8/15/34 (b)	1,270,000	1,284,715
Series 2019-10K, Class E, 4.135% VRN 5/15/39 (b) (e)	1,710,000	1,636,952
Shops at Crystals Trust, Series 2016-CSTL, Class A 3.126% 7/05/36 (b)	320,000	323,394
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 mo. USD LIBOR + .750% 2.460% FRN 11/11/34 (b)	267,326	266,825
UBS Commercial Mortgage Trust Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	180,190
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	604,194
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, 4.104% VRN 9/14/22 (b) (e)	171,790	172,494
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class XA, 1.624% VRN 8/15/52 (e)	5,917,831	697,761
Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	196,828
Series 2013-LC12, Class B, 4.284% VRN 7/15/46 (e)	140,000	145,717
WFRBS Commercial Mortgage Trust Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	199,957
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (e)	190,000	196,813
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (e)	190,000	189,425
		23,239,720
Home Equity ABS — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A4, 1 mo. USD LIBOR + .140% 1.932% FRN 12/25/36	1,686,604	1,616,950

The accompanying notes are an integral part of the portfolio of investments.

25

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 2.752% FRN 11/25/33	$1,249,236	$1,171,537
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270% 2.062% FRN 3/25/36	426,060	281,492
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2, 5.825% STEP 2/26/36 (b)	1,483,718	1,485,774
		4,555,753
Manufactured Housing ABS — 0.2%
Conseco Finance Corp., Series 1996-4, Class M1, 7.750% VRN 6/15/27 (e)	1,196,717	1,195,171
Other ABS — 2.4%
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I 4.194% 6/07/49 (b)	1,230,000	1,245,934
Community Funding CLO Ltd., Series 2015-1A, Class A, 5.750% STEP 11/01/27 (b)	679,398	699,889
Dividend Solar Loans LLC, Series 2019-1, Class A 3.670% 8/22/39 (b)	1,329,557	1,332,650
Fanniemae Grantor Trust, Series 2017-T1, Class A 2.898% 6/25/27	99,805	102,351
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390% 2.182% FRN 11/25/35	2,190,534	2,054,282
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.200% STEP 5/25/59 (b)	1,697,533	1,695,335
Series 2019-GS1, Class A1, 4.000% STEP 1/25/59 (b)	1,395,480	1,408,590
Magnolia Finance XI DAC, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900% 4.999% FRN 8/09/24 (b)	1,000,000	998,686
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 4.419% VRN 4/22/35 (b) (e)	853,004	862,247
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2, 5.717% STEP 4/25/35	1,579,949	1,268,037
RAMP Trust, Series 2006-NC3, Class M1, 1 mo. USD LIBOR + .340% 2.132% FRN 3/25/36	2,080,000	2,018,960
SBA Small Business Investment Cos. Series 2019-10A, Class 1, 3.113% 3/10/29	544,106	565,019
Series 2018-10B, Class 1, 3.548% 9/10/28	409,248	430,615
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000% 2.792% FRN 9/25/34	1,292,532	1,291,758
United States Small Business Administration Series 2019-25G, Class 1, 2.690% 7/01/44	270,000	274,533
Series 2019-20D, Class 1, 2.980% 4/01/39	281,923	288,113
		16,536,999
Student Loans ABS — 1.0%
Navient Student Loan Trust Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 2.842% FRN 12/27/66 (b)	1,553,986	1,552,514
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 2.942% FRN 7/26/66 (b)	1,030,000	1,036,637
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.092% FRN 3/25/66 (b)	650,000	658,669
SLM Student Loan Trust Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 2.204% FRN 12/15/38	1,210,000	1,178,956
Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 3.094% FRN 12/15/33 (b)	481,496	477,269
Series 2013-M1, Class M1, 3.500% 10/28/29 (b)	27,179	26,940
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX 3.690% 6/15/48 (b)	1,720,000	1,784,370
		6,715,355
WL Collateral CMO — 2.9%
BCAP LLC Trust, Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150% 2.008% FRN 5/28/36 (b)	708,722	703,735
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650% 5.858% FRN 11/25/35	828,924	202,528
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350% 2.142% FRN 5/25/37	2,105,083	964,139

The accompanying notes are an integral part of the portfolio of investments.

26

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Trust Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 2.328% FRN 10/27/36 (b)	$880,000	$504,978
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (b) (e)	3,868,702	3,955,143
Series 2015-2R, Class 7A2, 3.876% VRN 8/27/36 (b) (e)	2,450,501	2,062,218
Flagstar Mortgage Trust, Series 2018-2, Class A4, 3.500% VRN 4/25/48 (b) (e)	971,696	992,193
GMACM Mortgage Loan Trust, Series 2005-AF2, Class A1 6.000% 12/25/35	2,482,776	2,415,128
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610% 2.318% FRN 11/26/37 (b)	1,220,000	1,070,284
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.260% VRN 10/25/35 (e)	74,745	60,432
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, 4.694% VRN 2/25/36 (e)	42,640	25,699
JP Morgan Mortgage Trust Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (e)	1,733,581	1,747,827
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (e)	827,971	829,512
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (b) (e)	947,569	967,260
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770% 3.096% FRN 4/26/47 (b)	300,000	293,192
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (e)	587,839	611,117
Prime Mortgage Trust Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (b)	12,845	12,075
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (b)	723,501	612,068
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500% 3.208% FRN 12/26/37 (b)	2,087,164	1,863,476
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, 4.326% VRN 8/25/36 (e)	253,039	211,670
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150% 4.390% FRN 3/25/46	290,447	324,058
		20,428,732
WL Collateral PAC — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600% 21.432% FRN 7/25/36	62,131	94,997
WL Collateral Support CMO — 0.1%
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000% 3.240% FRN 2/25/46	909,366	843,725

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $73,954,177)		75,797,913

SOVEREIGN DEBT OBLIGATIONS — 7.9%
Provincia de Buenos Aires 6.500% 2/15/23 (b)	170,000	70,550
7.875% 6/15/27 (b)	160,000	68,000
9.125% 3/16/24 (b)	160,000	70,000
Abu Dhabi Government International Bond 2.500% 10/11/22 (b)	870,000	880,675
Argentina POM Politica Monetaria ARLLMONP 56.590% FRN 6/21/20 ARS (f) (g)	6,380,000	69,970
Argentine Bonos del Tesoro 18.200% 10/03/21 ARS (f) (g)	12,970,000	83,623
Argentine Republic Government International Bond 3.750% STEP 12/31/38	110,000	53,626
5.625% 1/26/22	770,000	398,475
6.875% 4/22/21	220,000	118,800
6.875% 1/11/48	1,450,000	694,188
7.125% 7/06/36	220,000	104,502
7.500% 4/22/26	610,000	317,200
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/21 BRL (g)	8,458,000	2,108,364
10.000% 1/01/23 BRL (g)	13,781,000	3,641,176
10.000% 1/01/27 BRL (g)	963,000	269,871
Brazilian Government International Bond 4.625% 1/13/28	420,000	451,080
5.000% 1/27/45	510,000	529,788
5.625% 1/07/41	2,350,000	2,632,000

The accompanying notes are an integral part of the portfolio of investments.

27

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Colombia Government International Bond 5.625% 2/26/44	$520,000	$646,100
Ecuador Government International Bond 7.875% 1/23/28 (b)	330,000	293,291
Egypt Government International Bond 5.577% 2/21/23 (b)	370,000	386,976
Indonesia Government International Bond 3.500% 1/11/28 (d)	400,000	417,516
3.750% 4/25/22 (b)	1,030,000	1,063,444
4.350% 1/11/48	450,000	495,487
5.125% 1/15/45 (b)	1,360,000	1,618,564
5.125% 1/15/45 (b)	200,000	238,024
Kenya Government International Bond 6.875% 6/24/24 (b)	200,000	216,271
7.250% 2/28/28 (b)	200,000	217,223
Kuwait International Government Bond 3.500% 3/20/27 (b)	530,000	569,559
Mexican Bonos 7.750% 11/13/42 MXN (g)	34,785,600	1,951,066
8.000% 11/07/47 MXN (g)	164,010,000	9,499,178
8.500% 5/31/29 MXN (g)	75,560,000	4,447,999
8.500% 11/18/38 MXN (g)	30,070,000	1,813,392
Mexico Government International Bond 4.750% 3/08/44	1,220,000	1,348,100
Nigeria Government International Bond 6.500% 11/28/27 (b)	200,000	204,044
7.143% 2/23/30 (b)	210,000	213,744
Peruvian Government International Bond 6.550% 3/14/37	750,000	1,096,875
Qatar Government International Bond 4.000% 3/14/29 (b)	580,000	647,282
4.817% 3/14/49 (b)	1,280,000	1,584,000
Republic of Poland Government International Bond 4.000% 1/22/24	910,000	978,936
Russian Federal Bond — OFZ 6.900% 5/23/29 RUB (g)	228,650,000	3,883,012
7.000% 1/25/23 RUB (g)	30,640,000	513,368
7.000% 8/16/23 RUB (g)	63,590,000	1,065,625
7.050% 1/19/28 RUB (g)	221,886,000	3,774,471
7.250% 5/10/34 RUB (g)	60,500,000	1,050,797
7.700% 3/16/39 RUB (g)	86,260,000	1,573,273
7.750% 9/16/26 RUB (g)	8,260,000	145,031
8.150% 2/03/27 RUB (g)	55,120,000	992,788
		55,298,774
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $55,831,301)		55,507,324

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 36.8%
Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp. Series 3422, Class AI, 0.250% STEP 1/15/38	13,661	111
Series 4793, Class CB, 3.000% 5/15/48	898,017	908,672
Series 4793, Class CD, 3.000% 6/15/48	620,943	627,289
Series 4813, Class CJ, 3.000% 8/15/48	756,413	762,440
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 4.260% FRN 12/15/46	431,223	80,907
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 4.360% FRN 8/15/44	206,388	38,099
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 4.490% FRN 1/15/40	39,868	7,720
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 4.510% FRN 9/15/42	217,270	30,225
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 4.750% FRN 12/15/41	270,910	54,870
Series R007, Class ZA, 6.000% 5/15/36	111,273	127,557
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K094, Class X1, 0.881% VRN 6/25/29 (e)	999,723	71,441
Series K735, Class X1, 0.965% VRN 5/25/26 (e)	1,099,564	59,355
Series K099, Class X1, 1.006% VRN 9/25/29 (e)	2,059,438	150,643
Series K007, Class X1, 1.010% VRN 4/25/20 (e)	203,603	26
Series KC05, Class X1, 1.204% VRN 6/25/27 (e)	3,499,973	234,153
Series K736, Class X1, 1.312% VRN 7/25/26 (e)	4,099,678	293,207
Series K091, Class A2, 3.505% 3/25/29	700,000	757,677

The accompanying notes are an integral part of the portfolio of investments.

28

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Series 2006-118, Class IP1, 1.768% FRN 12/25/36 (e)	$101,605	$7,440
Series 2006-118, Class IP2, 1.768% FRN 12/25/36 (e)	79,671	5,696
Series 2005-88, Class IP, 2.274% FRN 10/25/35 (e)	42,038	2,257
Series 2006-88, Class IP, 2.466% 3/25/36	56,419	2,911
Series 409, Class C2, 3.000% 4/25/27	122,150	8,265
Series 2006-59, Class IP, 3.078% FRN 7/25/36 (e)	111,666	10,087
Series 409, Class C13, 3.500% 11/25/41	149,438	23,208
Series 409, Class C18, 4.000% 4/25/42	157,982	27,187
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 4.158% FRN 12/25/43	480,613	86,576
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 4.308% FRN 9/25/46	152,574	24,932
Series 2016-60, Class QS, 1 mo. USD LIBOR + 6.100% 4.308% FRN 9/25/46	324,848	54,374
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 4.308% FRN 10/25/57	954,334	166,600
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 4.358% FRN 12/25/42	151,802	27,557
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 4.358% FRN 12/25/42	297,293	56,499
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 4.358% FRN 6/25/43	382,492	70,409
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 4.408% FRN 11/25/47	271,434	47,964
Series 409, Class C22, 4.500% 11/25/39	87,663	15,731
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 4.708% FRN 4/25/42	130,027	26,973
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 4.758% FRN 4/25/40	224,209	24,779
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 4.758% FRN 10/25/41	255,655	47,207
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 4.858% FRN 3/25/42	67,606	11,229
Series 2011-59, Class NZ, 5.500% 7/25/41	498,545	560,150
Series 2013-9, Class CB, 5.500% 4/25/42	425,482	468,170
Series 2012-46, Class BA, 6.000% 5/25/42	108,771	123,901
Series 2012-28, Class B, 6.500% 6/25/39	21,524	23,189
Series 2013-9, Class BC, 6.500% 7/25/42	121,719	140,840
Series 2012-51, Class B, 7.000% 5/25/42	91,172	106,393
Federal National Mortgage Association ACES Series 2014-M4, Class X2, 0.168% VRN 3/25/24 (e)	4,583,161	28,469
Series 2019-M28, Class AV, 2.232% 2/25/27	499,756	494,139
Series 2019-M19, Class A2, 2.560% 9/25/29	1,649,881	1,660,293
Series 2019-M5, Class A2, 3.273% 1/25/29	620,000	656,914
Series 2019-M6, Class A2, 3.450% 1/01/29	680,000	727,147
Series 2019-M1, Class A2, 3.555% VRN 9/25/28 (e)	1,580,000	1,709,115
Series 2019-M4, Class A2, 3.610% 2/25/31	330,000	357,845
Government National Mortgage Association Series 2012-144, Class IO, 0.403% VRN 1/16/53 (e)	5,834,314	139,388
Series 2012-135, Class IO, 0.574% VRN 1/16/53 (e)	5,102,493	161,568
Series 2014-186, Class IO, 0.757% VRN 8/16/54 (e)	2,622,532	112,900
Series 2017-41, Class IO, 0.791% VRN 7/16/58 (e)	1,895,536	116,484
Series 2014-22, Class IA, 1.688% FRN 11/20/42 (e)	38,325	1,484
Series 2017-H18, Class BI, 1.759% VRN 9/20/67 (e)	4,851,766	434,790
Series 2012-H27, Class AI, 1.782% VRN 10/20/62 (e)	735,889	35,453
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 2.074% FRN 5/20/68	504,410	504,537
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 2.174% FRN 12/20/60	149,048	149,464

The accompanying notes are an integral part of the portfolio of investments.

29

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 2.204% FRN 10/20/64	$1,447,813	$1,444,101
Series 2017-H20, Class IB, 2.223% VRN 10/20/67 (e)	96,363	10,301
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 2.254% FRN 3/20/61	132,342	132,986
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 2.274% FRN 3/20/61	93,902	94,364
Series 2017-H15, Class KI, 2.356% VRN 7/20/67 (e)	189,521	24,792
Series 2019-123, Class A, 3.000% 10/20/49	400,000	403,216
Series 2012-66, Class CI, 3.500% 2/20/38	102,246	4,736
Series 2013-53, Class OI, 3.500% 4/20/43	843,219	106,769
Series 2014-117, Class SJ, 1 mo. USD LIBOR + 5.600% 3.835% FRN 8/20/44	145,014	22,959
Series 2014-176, Class IA, 4.000% 11/20/44	96,035	15,488
Series 2015-167, Class OI, 4.000% 4/16/45	105,081	22,272
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 4.360% FRN 10/16/46	153,031	34,773
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 4.385% FRN 2/20/46	113,532	24,692
Series 2016-84, Class IG, 4.500% 11/16/45	472,751	91,720
Series 2010-31, Class GS, 1 mo. USD LIBOR + 6.500% 4.735% FRN 3/20/39	6,380	181
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 4.885% FRN 1/20/40	40,298	3,935
		16,102,191
Pass-Through Securities — 33.9%
Federal Home Loan Mortgage Corp. Pool #SD8029 2.500% 12/01/49	1,799,820	1,780,219
Pool #ZS7932 3.000% 12/01/32	608,781	626,724
Pool #SB0036 3.000% 4/01/33	2,677,035	2,755,102
Pool #SB0094 3.000% 6/01/33	385,151	396,022
Pool #C91981 3.000% 2/01/38	251,390	257,828
Pool #C91987 3.000% 4/01/38	164,138	168,342
Pool #G67701 3.000% 10/01/46	1,155,541	1,192,744
Pool #Q45638 3.000% 1/01/47	324,910	332,426
Pool #G08747 3.000% 2/01/47	546,721	560,052
Pool #G61587 3.000% 4/01/47	949,117	972,259
Pool #G60985 3.000% 5/01/47	2,215,614	2,286,253
Pool #G08778 3.000% 9/01/47	177,042	180,971
Pool #G61637 3.000% 9/01/47	924,792	951,386
Pool #G61739 3.000% 9/01/48	267,717	276,085
Pool #ZT1780 3.000% 3/01/49	1,918,649	1,949,260
Pool #ZN4906 3.000% 4/01/49	87,337	88,594
Pool #ZT1867 3.000% 4/01/49	1,496,732	1,519,209
Pool #ZN6631 3.000% 6/01/49	282,994	287,067
Pool #ZN6682 3.000% 6/01/49	186,913	189,603
Pool #ZN6689 3.000% 6/01/49	193,466	196,432
Pool #QA0120 3.000% 6/01/49	97,261	98,813
Pool #QA0241 3.000% 6/01/49	278,956	283,407
Pool #QA0445 3.000% 6/01/49	191,126	194,175
Pool #QA0794 3.000% 7/01/49	196,324	199,150
Pool #QA1033 3.000% 7/01/49	5,673,199	5,754,850
Pool #RA1103 3.000% 7/01/49	388,429	397,297
Pool #QA1597 3.000% 8/01/49	476,841	483,704
Pool #QA1627 3.000% 8/01/49	95,756	97,403
Pool #QA2090 3.000% 8/01/49	98,688	100,386
Pool #RA1224 3.000% 8/01/49	2,999,324	3,050,927
Pool #RA1293 3.000% 9/01/49	783,039	806,054
Pool #RA1343 3.000% 9/01/49	197,599	201,492
Pool #RA1352 3.000% 9/01/49	787,320	800,866
Pool #QA2427 3.000% 9/01/49	492,808	501,287
Pool #RA1341 3.000% 9/01/49	592,298	605,820
Pool #RA1344 3.000% 9/01/49	1,067,835	1,088,876
Pool #RA1340 3.000% 9/01/49	689,655	703,244
Pool #RA1355 3.000% 9/01/49	979,884	996,743
Pool #RA1496 3.000% 10/01/49	1,384,288	1,411,565
Pool #RA1461 3.000% 10/01/49	2,196,401	2,239,680
Pool #RA1493 3.000% 10/01/49	1,684,790	1,723,253
Pool #RA1460 3.000% 10/01/49	791,701	807,301
Pool #RA-1981 3.000% 1/01/50 (h)	700,000	714,012
Pool #QA5768 3.000% 1/01/50	100,000	101,955
Pool #QA5770 3.000% 1/01/50	100,000	102,236
Pool #QA5771 3.000% 1/01/50	200,000	204,410
Pool #U90245 3.500% 10/01/42	105,763	111,294
Pool #U99045 3.500% 3/01/43	442,350	465,482
Pool #U99114 3.500% 2/01/44	54,695	57,556
Pool #U99124 3.500% 3/01/45	486,693	512,145
Pool #Q41209 3.500% 6/01/46	332,784	349,459
Pool #Q48752 3.500% 6/01/47	303,142	317,100
Pool #ZS4755 3.500% 2/01/48	1,116,687	1,156,928
Pool #V84260 3.500% 6/01/48	2,066,998	2,167,987
Pool #ZT0711 3.500% 10/01/48	3,947,510	4,074,960
Pool #ZT1593 3.500% 1/01/49	3,638,316	3,751,236
Pool #ZT1776 3.500% 3/01/49	2,921,509	3,009,443
Pool #V85283 3.500% 3/01/49	723,329	752,339
Pool #ZT1863 3.500% 4/01/49	674,765	694,020
Pool #RA1371 3.500% 9/01/49	196,194	204,000
Pool #RA1741 3.500% 11/01/49	199,488	207,425
Pool #QA5120 3.500% 11/01/49 (h)	400,000	414,539

The accompanying notes are an integral part of the portfolio of investments.

30

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA1880 3.500% 12/01/49 (h)	$499,440	$517,594
Pool #G14492 4.000% 10/01/25	196,609	205,076
Pool #U90316 4.000% 10/01/42	84,330	90,487
Pool #U91254 4.000% 4/01/43	103,480	111,100
Pool #Q19135 4.000% 6/01/43	44,920	48,425
Pool #Q19236 4.000% 6/01/43	45,565	48,933
Pool #U99054 4.000% 6/01/43	1,110,987	1,192,103
Pool #Q19615 4.000% 7/01/43	46,031	49,622
Pool #Q19985 4.000% 7/01/43	1,425,787	1,526,323
Pool #U95137 4.000% 8/01/43	49,751	53,414
Pool #C09071 4.000% 2/01/45	545,666	577,087
Pool #Q40459 4.000% 3/01/46	1,150,061	1,214,937
Pool #ZS4699 4.000% 1/01/47	124,160	130,811
Pool #ZS4727 4.000% 7/01/47	939,304	985,806
Pool #V83342 4.000% 8/01/47	288,841	306,850
Pool #Q55429 4.000% 4/01/48	79,673	83,570
Pool #Q55997 4.000% 5/01/48	536,878	562,467
Pool #Q57230 4.000% 7/01/48	1,486,716	1,552,000
Pool #G08836 4.000% 9/01/48	612,003	638,877
Pool #G61727 4.000% 11/01/48	1,527,978	1,595,552
Pool #ZT1952 4.000% 5/01/49	2,746,010	2,855,354
Pool #SD8026 4.000% 11/01/49 (h)	982,428	1,023,850
Pool #U99076 4.500% 12/01/43	372,576	404,591
Pool #U92272 4.500% 12/01/43	56,353	61,196
Pool #U99084 4.500% 2/01/44	343,264	372,760
Pool #U99091 4.500% 3/01/44	110,208	119,678
Pool #Q26207 4.500% 5/01/44	33,901	36,549
Pool #G08683 4.500% 12/01/45	34,246	36,578
Pool #Q47940 4.500% 2/01/47	400,665	426,829
Pool #V83157 4.500% 4/01/47	2,490,444	2,653,080
Pool #Q49177 4.500% 6/01/47	359,885	385,749
Pool #G08837 4.500% 9/01/48	986,243	1,039,369
Pool #G06496 5.000% 6/01/41	65,095	71,403
Pool #Q55401 5.000% 4/01/48	516,752	554,052
Pool #Q56002 5.000% 5/01/48	231,143	247,683
Pool #Q57925 5.000% 8/01/48	432,791	463,760
Pool #G08844 5.000% 10/01/48	133,000	142,517
Pool #Q59125 5.000% 10/01/48	155,262	166,226
Pool #Q59799 5.000% 11/01/48	206,797	221,052
Pool #ZT1596 5.000% 1/01/49	1,233,366	1,317,358
Pool #G06875 5.500% 12/01/38	8,722	9,816
Pool #G06669 6.500% 9/01/39	18,907	22,106
Pool #G07509 6.500% 9/01/39	16,161	18,987
Pool #G07335 7.000% 3/01/39	39,231	46,169
Federal National Mortgage Association Pool #AP9633 2.500% 10/01/42	95,753	95,488
Pool #MA3801 2.500% 10/01/49	1,799,821	1,780,783
Pool #BL3522 2.520% 10/01/29	70,000	70,409
Pool #BL3561 2.740% 8/01/29	200,000	204,739
Pool #BL3729 2.765% 8/01/31	200,000	202,853
Pool #BL3774 2.765% 8/01/31	100,000	101,427
Pool #BL3775 2.765% 8/01/31	200,000	202,853
Pool #BL3776 2.765% 8/01/31	100,000	101,427
Pool #BL3771 2.770% 8/01/31	400,000	405,907
Pool #AM8674 2.810% 4/01/25	50,000	51,363
Pool #BL3152 2.840% 8/01/31	100,000	102,175
Pool #BL3648 2.850% 8/01/31	310,000	317,018
Pool #BL3413 2.870% 7/01/31	100,000	102,475
Pool #MA3060 3.000% 7/01/32	733,326	754,482
Pool #MA3090 3.000% 8/01/32	613,007	630,692
Pool #BJ2544 3.000% 12/01/37	162,339	166,400
Pool #AQ7306 3.000% 1/01/43	51,497	52,978
Pool #AR1202 3.000% 1/01/43	54,898	56,477
Pool #BC0884 3.000% 5/01/46	414,022	425,803
Pool #AS7533 3.000% 7/01/46	290,163	298,601
Pool #AS7738 3.000% 8/01/46	661,408	680,228
Pool #BC1509 3.000% 8/01/46	72,788	74,723
Pool #AS7844 3.000% 9/01/46	143,929	147,709
Pool #BC2817 3.000% 9/01/46	215,331	220,987
Pool #BD8104 3.000% 10/01/46	294,710	303,925
Pool #AL9397 3.000% 10/01/46	150,002	153,942
Pool #AS8359 3.000% 11/01/46	781,041	799,604
Pool #BE0072 3.000% 11/01/46	1,313,420	1,351,203
Pool #MA2806 3.000% 11/01/46	2,310,462	2,365,376
Pool #AS8269 3.000% 11/01/46	2,945,309	3,015,311
Pool #BM4579 3.000% 4/01/47	2,224,003	2,286,592
Pool #BM1565 3.000% 4/01/47	1,267,783	1,307,423
Pool #890843 3.000% 9/01/47	681,019	700,610
Pool #MA3237 3.000% 1/01/48	89,825	91,595
Pool #BO1205 3.000% 6/01/49	196,306	199,132
Pool #BN7652 3.000% 7/01/49	2,434,747	2,490,332
Pool #BN9558 3.000% 7/01/49	92,810	94,146
Pool #CA3809 3.000% 7/01/49	96,724	98,932
Pool #BO3074 3.000% 8/01/49	93,992	95,345
Pool #BO3815 3.000% 8/01/49	388,398	393,988
Pool #CA4017 3.000% 8/01/49	590,744	600,908
Pool #FM1341 3.000% 8/01/49	97,098	98,738
Pool #CA4078 3.000% 9/01/49	197,488	200,515
Pool #CA4110 3.000% 9/01/49	887,556	907,818
Pool #CA4121 3.000% 9/01/49	981,516	1,000,857
Pool #BO5586 3.000% 9/01/49	95,353	97,023
Pool #CA4133 3.000% 9/01/49	393,485	403,698
Pool #CA4134 3.000% 9/01/49	690,004	703,601
Pool #FM1503 3.000% 9/01/49	197,837	201,735
Pool #BN7753 3.000% 9/01/49 (h)	1,390,799	1,425,159
Pool #BO3106 3.000% 10/01/49	391,507	397,142
Pool #BO2256 3.000% 10/01/49	2,380,287	2,427,190
Pool #BO2822 3.000% 10/01/49	99,687	101,122
Pool #BO2864 3.000% 10/01/49	396,151	401,853
Pool #FM1867 3.000% 11/01/49	198,318	201,544
Pool #BO9217 3.000% 12/01/49 (h)	500,000	507,665
Pool #FM2075 3.000% 12/01/49 (h)	900,000	920,828
Pool #BO8893 3.000% 1/01/50	100,000	102,205
Pool #BO8932 3.000% 1/01/50	100,000	102,205
Pool #MA3905 3.000% 1/01/50 (h)	700,000	710,075
Pool #AN4073 3.070% 1/01/29	120,000	125,450

The accompanying notes are an integral part of the portfolio of investments.

31

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AN8048 3.080% 1/01/28	$210,000	$219,270
Pool #BL2454 3.160% 5/01/29	188,628	199,033
Pool #BL2040 3.190% 5/01/29	99,088	104,718
Pool #BL2465 3.240% 5/01/29	350,000	372,736
Pool #BL2457 3.260% 5/01/29	140,000	149,178
Pool #BL2225 3.300% 4/01/29	100,000	106,464
Pool #BL2431 3.310% 5/01/31	100,000	105,723
Pool #BL2201 3.350% 5/01/29	70,000	74,311
Pool #FM1578 3.500% 9/01/34	1,930,465	2,016,570
Pool #FM1579 3.500% 10/01/34	1,339,902	1,397,154
Pool #MA1177 3.500% 9/01/42	44,749	47,061
Pool #MA1213 3.500% 10/01/42	277,595	291,936
Pool #AL3026 3.500% 12/01/42	69,285	72,930
Pool #BM4751 3.500% 3/01/43	840,305	884,241
Pool #BM4750 3.500% 2/01/45	178,569	187,961
Pool #AS6340 3.500% 12/01/45	196,354	206,130
Pool #AS6328 3.500% 12/01/45	1,234,418	1,288,160
Pool #AS6541 3.500% 1/01/46	194,200	204,658
Pool #AS6562 3.500% 1/01/46	191,292	200,815
Pool #BM4897 3.500% 12/01/46	1,218,223	1,282,300
Pool #BH4101 3.500% 10/01/47	406,765	422,186
Pool #CA0907 3.500% 12/01/47	84,176	88,314
Pool #CA0858 3.500% 12/01/47	756,759	785,449
Pool #MA3238 3.500% 1/01/48	80,682	83,741
Pool #CA1526 3.500% 4/01/48	794,994	833,828
Pool #MA3383 3.500% 6/01/48	2,620,264	2,709,775
Pool #BM5521 3.500% 7/01/48	1,763,784	1,836,714
Pool #890876 3.500% 2/01/49	180,888	189,668
Pool #BN5424 3.500% 4/01/49	2,211,450	2,285,614
Pool #CA3471 3.500% 5/01/49	930,729	967,469
Pool #CA3478 3.500% 5/01/49	726,450	750,812
Pool #CA3634 3.500% 6/01/49	483,186	504,675
Pool #BN6683 3.500% 6/01/49	1,477,657	1,519,823
Pool #BO0955 3.500% 6/01/49	97,449	100,748
Pool #CA3637 3.500% 6/01/49	485,075	501,343
Pool #MA3686 3.500% 6/01/49	5,378,955	5,532,450
Pool #CA3860 3.500% 7/01/49	1,553,008	1,622,076
Pool #BO2252 3.500% 10/01/49 (h)	594,925	621,384
Pool #CA4430 3.500% 10/01/49	296,528	308,326
Pool #FM1962 3.500% 11/01/49 (h)	599,156	621,684
Pool #FM2091 3.500% 12/01/49 (h)	200,000	208,895
Pool #BF0145 3.500% 3/01/57	2,409,794	2,535,040
Pool #BL0405 3.640% 11/01/28	300,000	325,488
Pool #FM1035 4.000% 5/01/34	91,389	96,426
Pool #AK8441 4.000% 4/01/42	35,483	37,994
Pool #AO2711 4.000% 5/01/42	42,536	45,546
Pool #AO6086 4.000% 6/01/42	31,523	33,753
Pool #AP0692 4.000% 7/01/42	26,591	28,314
Pool #AP5333 4.000% 7/01/42	158,842	169,833
Pool #AP2530 4.000% 8/01/42	32,431	34,675
Pool #AP2958 4.000% 8/01/42	30,523	32,635
Pool #AP4903 4.000% 9/01/42	42,423	45,358
Pool #AP7399 4.000% 9/01/42	76,784	82,097
Pool #AP9229 4.000% 10/01/42	30,243	32,336
Pool #AP9766 4.000% 10/01/42	155,430	166,671
Pool #MA1217 4.000% 10/01/42	219,581	235,461
Pool #AQ3599 4.000% 11/01/42	26,568	28,390
Pool #MA1253 4.000% 11/01/42	128,320	137,600
Pool #AQ7003 4.000% 12/01/42	59,258	63,321
Pool #AQ4555 4.000% 12/01/42	68,115	72,786
Pool #AQ7082 4.000% 1/01/43	89,599	95,743
Pool #AL3508 4.000% 4/01/43	48,097	51,815
Pool #AQ4078 4.000% 6/01/43	45,343	48,849
Pool #AQ4080 4.000% 6/01/43	40,906	43,903
Pool #AT8394 4.000% 6/01/43	44,618	48,067
Pool #AB9683 4.000% 6/01/43	79,209	84,764
Pool #AT9637 4.000% 7/01/43	145,030	155,654
Pool #AT9653 4.000% 7/01/43	97,281	104,803
Pool #AT9657 4.000% 7/01/43	78,737	84,259
Pool #AS0070 4.000% 8/01/43	47,871	51,363
Pool #MA1547 4.000% 8/01/43	54,294	58,255
Pool #AS4347 4.000% 1/01/45	96,898	103,936
Pool #AS9453 4.000% 4/01/47	1,037,421	1,102,073
Pool #AS9588 4.000% 5/01/47	298,807	317,428
Pool #BH2623 4.000% 8/01/47	2,546,787	2,673,666
Pool #BJ9930 4.000% 4/01/48	2,831,240	2,967,866
Pool #BO0968 4.000% 6/01/49	293,660	306,592
Pool #MA3804 4.000% 10/01/49	3,633,382	3,786,577
Pool #BF0104 4.000% 2/01/56	139,196	149,741
Pool #BF0183 4.000% 1/01/57	73,479	79,046
Pool #BF0191 4.000% 6/01/57	152,185	163,239
Pool #MA0706 4.500% 4/01/31	26,194	27,993
Pool #MA0734 4.500% 5/01/31	83,986	89,754
Pool #MA0776 4.500% 6/01/31	28,527	30,486
Pool #MA0913 4.500% 11/01/31	20,688	22,128
Pool #MA0939 4.500% 12/01/31	24,899	26,633
Pool #993117 4.500% 1/01/39	6,756	7,343
Pool #AA0856 4.500% 1/01/39	11,240	12,216
Pool #AA3495 4.500% 2/01/39	14,230	15,465
Pool #935520 4.500% 8/01/39	27,200	29,561
Pool #AD5481 4.500% 5/01/40	570,895	620,453
Pool #AD6914 4.500% 6/01/40	61,766	67,128
Pool #AD8685 4.500% 8/01/40	156,627	170,224
Pool #MA1591 4.500% 9/01/43	101,218	109,847
Pool #MA1629 4.500% 10/01/43	101,924	110,613
Pool #AL4341 4.500% 10/01/43	7,375	7,969
Pool #AU6423 4.500% 10/01/43	195,973	211,761
Pool #MA1664 4.500% 11/01/43	52,489	56,964
Pool #MA1711 4.500% 12/01/43	99,873	108,386
Pool #AL4741 4.500% 1/01/44	46,501	50,465
Pool #AW0318 4.500% 2/01/44	222,789	240,110
Pool #AL5562 4.500% 4/01/44	22,424	24,230
Pool #890604 4.500% 10/01/44	435,454	472,847
Pool #AS4271 4.500% 1/01/45	49,127	54,236
Pool #CA2855 4.500% 12/01/48	356,748	376,680
Pool #FM1458 4.500% 4/01/49	455,825	481,150

The accompanying notes are an integral part of the portfolio of investments.

32

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM1637 4.500% 5/01/49	$1,126,647	$1,205,437
Pool #BF0148 4.500% 4/01/56	3,101,451	3,391,037
Pool #BF0222 4.500% 9/01/57	788,919	862,581
Pool #915154 5.000% 4/01/37	51,579	56,983
Pool #974965 5.000% 4/01/38	161,644	178,834
Pool #983077 5.000% 5/01/38	45,009	49,814
Pool #310088 5.000% 6/01/38	45,847	50,702
Pool #AE2266 5.000% 3/01/40	92,888	102,552
Pool #BM3904 5.000% 5/01/48	189,050	202,668
Pool #MA3501 5.000% 10/01/48	725,906	776,701
Pool #CA2652 5.000% 11/01/48	1,149,778	1,235,983
Pool #BN0341 5.000% 12/01/48	366,681	392,339
Pool #937948 5.500% 6/01/37	8,491	9,575
Pool #995072 5.500% 8/01/38	21,790	24,568
Pool #BF0141 5.500% 9/01/56	706,261	786,580
Pool #481473 6.000% 2/01/29	30	33
Pool #867557 6.000% 2/01/36	2,119	2,369
Pool #AE0469 6.000% 12/01/39	160,555	184,906
Pool #AL4324 6.500% 5/01/40	107,041	125,645
Pool #AE0758 7.000% 2/01/39	59,607	70,034
Government National Mortgage Association I Pool #AA5649 3.000% 9/15/42	157,078	162,149
Pool #AB2892 3.000% 9/15/42	204,322	210,919
Pool #AB9108 3.000% 10/15/42	1,253,596	1,294,067
Pool #AB9109 3.000% 10/15/42	110,404	113,969
Pool #AB9207 3.000% 11/15/42	96,422	99,535
Pool #784571 3.500% 6/15/48	404,173	425,220
Pool #487588 6.000% 4/15/29	1,884	2,071
Pool #595077 6.000% 10/15/32	391	439
Pool #596620 6.000% 10/15/32	220	248
Pool #604706 6.000% 10/15/33	48,290	54,484
Pool #636251 6.000% 3/15/35	5,272	5,992
Pool #782034 6.000% 1/15/36	54,616	61,882
Pool #658029 6.000% 7/15/36	22,485	25,567
Government National Mortgage Association II Pool #MA6241 2.500% 9/20/49	296,788	293,858
Pool #MA6242 2.500% 10/20/49	99,455	98,473
Pool #MA6273 2.500% 11/20/49	99,800	98,814
Pool #MA4836 3.000% 11/20/47	7,930	8,169
Pool #MA5018 3.000% 2/20/48	708,298	729,904
Pool #MA6338 3.000% 12/20/49	4,300,000	4,417,733
Pool #MA1995 3.500% 6/20/44	147,747	154,855
Pool #MA2678 3.500% 3/20/45	68,799	72,044
Pool #MA3663 3.500% 5/20/46	1,147,061	1,197,940
Pool #MA3937 3.500% 9/20/46	174,321	181,889
Pool #BC4732 3.500% 10/20/47	582,191	608,560
Pool #BD0384 3.500% 10/20/47	393,093	410,898
Pool #MA4837 3.500% 11/20/47	75,623	78,693
Pool #MA5019 3.500% 2/20/48	1,155,058	1,200,245
Pool #784674 3.500% 4/20/48	3,010,955	3,175,558
Pool #MA5762 3.500% 2/20/49	382,119	394,053
Pool #MA6154 3.500% 9/20/49	4,387,962	4,543,857
Pool #784825 3.500% 10/20/49	697,943	719,086
Pool #MA6219 3.500% 10/20/49	2,190,516	2,270,565
Pool #MA4511 4.000% 6/20/47	1,107,752	1,157,541
Pool #MA4720 4.000% 9/20/47	1,540,070	1,607,846
Pool #MA4838 4.000% 11/20/47	1,186,506	1,238,722
Pool #MA4901 4.000% 12/20/47	462,369	482,717
Pool #MA5020 4.000% 2/20/48	473,653	493,203
Pool #MA5078 4.000% 3/20/48	599,633	624,148
Pool #MA5137 4.000% 4/20/48	527,052	548,517
Pool #MA5330 4.000% 7/20/48	1,159,405	1,205,448
Pool #MA5931 4.000% 5/20/49	672,391	694,995
Pool #BM9734 4.000% 10/20/49	99,720	104,514
Pool #BM9743 4.000% 11/20/49	99,862	104,662
Pool #783298 4.500% 4/20/41	202,782	220,974
Pool #783368 4.500% 7/20/41	28,092	30,612
Pool #MA5265 4.500% 6/20/48	970,376	1,022,256
Pool #MA5331 4.500% 7/20/48	238,462	251,062
Pool #BJ1835 4.500% 9/20/48	72,194	75,738
Pool #BJ1853 4.500% 9/20/48	99,004	103,864
Pool #MA5467 4.500% 9/20/48	1,163,629	1,224,295
Pool #MA5711 4.500% 1/20/49	2,588,536	2,712,569
Pool #MA5818 4.500% 3/20/49	444,944	464,839
Pool #MA5877 4.500% 4/20/49	537,667	560,364
Pool #4747 5.000% 7/20/40	121,232	133,281
Pool #MA5712 5.000% 1/20/49	1,138,232	1,201,831
Government National Mortgage Association II TBA Pool #307 2.500% 9/01/49 (h)	6,400,000	6,426,500
Pool #MA188 3.000% 7/01/49 (h)	8,300,000	8,528,250
Uniform Mortgage Backed Securities TBA Pool #4241 3.000% 7/01/49 (h)	3,800,000	3,854,625
Pool #1963 3.500% 8/01/48 (h)	300,000	308,648
		237,917,353
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M3, 1 mo. USD LIBOR + 3.800% 5.592% FRN 3/25/25	790,018	808,734
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 6.742% FRN 7/25/29	1,450,000	1,645,153

The accompanying notes are an integral part of the portfolio of investments.

33

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 4.092% FRN 8/25/31 (b)	$1,670,000	$1,681,430
		4,135,317

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $255,179,865)		258,154,861

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds & Notes — 10.4%
U.S. Treasury Bond 2.750% 8/15/47	1,800,000	1,935,085
2.875% 8/15/45 (d)	3,850,000	4,218,493
3.000% 2/15/48	5,850,000	6,592,839
3.000% 8/15/48	5,520,000	6,232,544
3.000% 2/15/49	130,000	147,023
3.125% 5/15/48	8,480,000	9,788,219
3.750% 11/15/43	20,710,000	25,949,462
U.S. Treasury Inflation Index 0.750% 2/15/42	819,943	851,575
1.000% 2/15/46	1,563,869	1,719,733
1.000% 2/15/48	3,088,790	3,417,655
1.000% 2/15/49 (d)	6,800,423	7,556,267
1.375% 2/15/44	2,219,301	2,617,069
2.125% 2/15/40	404,790	529,058
U.S. Treasury Note 1.500% 11/30/24	240,000	238,050
2.125% 5/15/22	80,000	80,991
2.250% 11/15/25	900,000	924,421
2.875% 5/15/49	370,000	408,940
		73,207,424

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,125,363)		73,207,424

TOTAL BONDS & NOTES (Cost $677,529,276)		702,102,330

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $41,831)		50,188

	Number of shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (i)	336,775	336,775

TOTAL MUTUAL FUNDS (Cost $336,775)		336,775

TOTAL LONG-TERM INVESTMENTS (Cost $677,907,882)		702,489,293

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Commercial Paper — 0.4%
Santander UK PLC, 0.000% 1/07/20 (b)	$2,750,000	2,749,081
Discount Notes — 0.5%
Federal Home Loan Bank, 1.877% 1/23/20	3,300,000	3,297,093
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (j)	12,827,332	12,827,332

TOTAL SHORT-TERM INVESTMENTS (Cost $18,872,677)		18,873,506

TOTAL INVESTMENTS — 102.7% (Cost $696,780,559) (k)		721,362,799

Other Assets/(Liabilities) — (2.7)%		(19,067,405)

NET ASSETS — 100.0%		$702,295,394

Abbreviation Legend

ABS	Asset-Backed Security

ARLLMONP  Argentina Blended Historical Policy Rate

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the portfolio of investments.

34

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at December 31, 2019 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $96,219,971 or 13.70% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $8,530,154 or 1.21% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $8,417,037 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(f)	The Government of Argentina announced a re-profiling of government debt to extend maturity dates and instituted foreign exchange restrictions. Holders of the impacted security will receive 15% of the outstanding maturity proceeds on the original maturity date; 25% of the original maturity date 90 calendar days later; and 60% of the original maturity date 180 calendar days later.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $12,827,902. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $13,085,677.
(k)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 5 Year Future	1/24/20	118.50	146	USD	17,316,972	$50,188	$41,831	$8,357

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Long Bond Future	1/24/20	168.00	90	USD	14,031,567	$(90)	$(22,579)	$22,489
U.S. Treasury Note 10 Year Future	2/21/20	133.50	187	USD	24,014,895	(5,844)	(23,942)	18,098
						$(5,934)	$(46,521)	$40,587

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
5-Year Interest Rate Swap, 2/06/25	Goldman Sachs & Co.	2/04/20	1.37%	Semi-Annually	3-Month USD LIBOR	Quarterly	USD	2,560,000	$(536)	$(7,136)	$6,600

Put
5-Year Interest Rate Swap, 2/06/25	Goldman Sachs & Co.	2/04/20	3-Month USD LIBOR	Quarterly	1.77%	Semi- Annually	USD	2,560,000	$(7,020)	$(6,080)	$(940)
									$(7,556)	$(13,216)	$5,660

The accompanying notes are an integral part of the portfolio of investments.

35

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1/17/20	IDR	144,534,594,997	USD	10,035,731	$362,519
Barclays Bank PLC	1/17/20	INR	476,752,015	USD	6,655,062	15,070
Barclays Bank PLC	1/17/20	MXN	141,148,171	USD	7,037,949	412,295
Barclays Bank PLC	1/17/20	USD	2,217,236	CNY	15,810,000	(51,346)
Barclays Bank PLC	1/17/20	USD	336,503	JPY	35,769,253	7,113
Barclays Bank PLC	1/17/20	USD	2,337,285	EUR	2,110,000	(31,562)
BNP Paribas SA	1/17/20	USD	12,086,671	EUR	10,804,589	(43,388)
Citibank N.A.	1/17/20	EUR	2,650,000	USD	2,952,050	23,043
Citibank N.A.	1/17/20	GBP	4,205,887	USD	5,342,839	230,530
Citibank N.A.	1/17/20	USD	1,831,874	GBP	1,358,713	31,396
Citibank N.A.	1/17/20	ZAR	16,890,000	USD	1,098,965	104,743
Citibank N.A.	1/17/20	CAD	27,927,472	USD	21,164,944	343,617
Citibank N.A.	1/17/20	BRL	17,463,262	USD	4,173,378	165,783
Citibank N.A.	1/17/20	AUD	1,197,575	USD	804,888	35,813
Citibank N.A.	1/17/20	RUB	45,344,008	USD	704,537	25,331
Citibank N.A.	1/17/20	USD	4,959,618	PHP	257,796,000	(128,890)
Citibank N.A.	1/17/20	USD	1,861,429	CNY	13,305,495	(47,781)
Citibank N.A.	1/17/20	USD	10,000,125	EUR	8,955,577	(54,090)
Citibank N.A.	1/17/20	USD	3,543,393	RUB	228,650,118	(137,017)
						$1,263,179

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	3/06/20	135	$21,542,924	$29,722
U.S. Treasury Long Bond	3/20/20	350	55,578,300	(1,011,112)
U.S. Treasury Note 10 Year	3/20/20	1,084	140,158,694	(949,381)
U.S. Treasury Ultra Bond	3/20/20	265	49,654,510	(1,515,604)
U.S. Treasury Note 2 Year	3/31/20	121	26,110,599	(35,099)
U.S. Treasury Note 5 Year	3/31/20	665	79,069,404	(194,170)
90 Day Eurodollar	6/15/20	253	61,540,607	640,468
90 Day Eurodollar	12/14/20	282	69,446,711	(88,811)
90 Day Eurodollar	3/15/21	426	104,875,570	(36,970)
				$(3,160,957)
Short
Euro-Bund	3/06/20	463	$(89,396,494)	$853,010
Euro-Buxl 30 Year Bond	3/06/20	4	(911,643)	21,552
Japanese Government Bond 10 Year	3/13/20	6	(8,416,133)	12,654
90 Day Eurodollar	3/16/20	286	(70,291,272)	31,797
U.S. Treasury Ultra 10 Year	3/20/20	55	(7,849,264)	110,592
UK Long Gilt	3/27/20	47	(8,268,807)	89,589
				$1,119,194

The accompanying notes are an integral part of the portfolio of investments.

36

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33†	1.000%	Quarterly	12/20/24	NR*	USD	27,335,000	$708,687	$541,676	$167,011
CDX.NA.HY.33†	5.000%	Quarterly	12/20/24	NR*	USD	4,811,400	463,638	356,044	107,594
							$1,172,325	$897,720	$274,605

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.498%	Annually	6-Month EURIBOR	Semi-Annually	8/23/47	EUR	600,800	$(154,164)	$(643)	$(153,521)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	221,908	37,242	184,666
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.440%	Monthly	7/20/29	MXN	91,920,000	227,265	46,911	180,354
Fixed 1.350%	Annually	Fed Funds	Annually	9/15/21	USD	20,013,000	33,269	(3,806)	37,075
Fixed 1.550%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/30/26	USD	109,282,000	1,529,606	329,273	1,200,333
Fixed 1.520%	Semi-Annually	3-Month USD LIBOR	Quarterly	7/31/26	USD	31,369,000	504,503	115,740	388,763
Fixed 1.550%	Annually	Fed Funds	Annually	11/15/26	USD	24,577,000	4,760	31,827	(27,067)
Fixed 1.850%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/44	USD	22,465,000	1,080,038	47,291	1,032,747
Fixed 1.810%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/44	USD	2,300,000	128,984	3,078	125,906
Fixed 1.656%	Semi-Annually	3-Month USD LIBOR	Quarterly	8/23/49	USD	12,270,000	1,227,078	(45,785)	1,272,863
							$4,803,247	$561,128	$4,242,119

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	42,358,000	$335,012	$-	$335,012
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	8,600,000	68,018	1,942	66,076
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	14,700,000	116,263	12,549	103,714
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	9,600,000	75,927	5,100	70,827
BRL CDI	Maturity	Fixed 8.410%	Maturity	Citibank N.A.	1/02/20	BRL	4,482,000	35,448	4,369	31,079
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	9,300,000	57,642	-	57,642
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,000,000	68,178	5,820	62,358
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,846,000	73,422	7,253	66,169
								$829,910	$37,033	$792,877

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the portfolio of investments.

37

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

38

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 59.6%

COMMON STOCK — 58.6%
Argentina — 0.0%
YPF SA Sponsored ADR (a)	1,134	$13,131
Australia — 0.1%
The AGL Energy Ltd.	2,947	42,538
BHP Group Ltd.	640	17,530
Coles Group Ltd.	206	2,152
Newcrest Mining Ltd.	11,935	252,646
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (b) (c) (d) (e)	578,796	422,417
South32 Ltd.	10,262	19,537
Wesfarmers Ltd.	127	3,700
Woolworths Group Ltd.	386	9,822
		770,342
Austria — 0.1%
Erste Group Bank AG (c)	8,025	301,837
Belgium — 0.1%
KBC Group NV	5,853	441,348
Bermuda — 0.2%
Brilliance China Automotive Holdings Ltd.	68,000	70,706
CK Infrastructure Holdings Ltd.	27,000	192,558
Hongkong Land Holdings Ltd.	1,000	5,755
Jardine Matheson Holdings Ltd.	5,700	316,951
Kunlun Energy Co. Ltd	14,000	12,355
Marvell Technology Group Ltd.	16,804	446,314
		1,044,639
Brazil — 0.6%
Azul SA ADR (a) (c)	58,589	2,507,609
B3 SA — Brasil Bolsa Balcao	222	2,372
Banco BTG Pactual SA	100	1,894
Banco do Brasil SA	2,336	30,747
Banco Santander Brasil SA	1,127	13,718
Engie Brasil Energia SA	669	8,459
JBS SA	21,857	140,300
Notre Dame Intermedica Participacoes SA	33,896	575,723
Petrobras Distribuidora SA	7,018	52,526
Vale SA	100	1,324
		3,334,672
Canada — 0.6%
Barrick Gold Corp.	15,203	282,389
Constellation Software, Inc.	2	1,942
Enbridge, Inc.	71,159	2,829,263
Fairfax Financial Holdings Ltd.	65	30,521
Imperial Oil Ltd.	237	6,269
Nutrien Ltd.	176	8,426
Thomson Reuters Corp.	387	27,684
Wheaton Precious Metals Corp.	10,870	323,451
		3,509,945
Cayman Islands — 1.6%
Agile Group Holdings Ltd.	14,000	21,090
Alibaba Group Holding Ltd. (c)	30,600	813,665
Alibaba Group Holding Ltd. Sponsored ADR (c)	15,965	3,386,176
ANTA Sports Products Ltd.	22,000	197,022
China East Education Holdings Ltd. (c)	500	1,047
China Hongqiao Group Ltd.	2,000	1,208
China Mengniu Dairy Co. Ltd. (c)	20,000	81,049
Country Garden Services Holdings Co. Ltd.	2,344	7,908
Dali Foods Group Co. Ltd. (f)	18,000	13,309
Hengan International Group Co. Ltd.	13,500	96,386
Huazhu Group Ltd. ADR	2,647	106,065
HUYA, Inc. ADR (a) (c)	271	4,864
JD.com, Inc. ADR (c)	1,371	48,300
Kingdee International Software Group Co. Ltd.	224,000	224,134
Kingsoft Corp. Ltd. (c)	39,000	101,148
Li Ning Co. Ltd.	35,500	106,409
Momo, Inc. Sponsored ADR	692	23,182
New Oriental Education & Technology Group, Inc. Sponsored ADR (c)	1,173	142,226
TAL Education Group Sponsored ADR (c)	2,454	118,283
Tencent Holdings Ltd.	76,500	3,690,249
Tencent Music Entertainment Group ADR (c)	1,103	12,949
Vipshop Holdings Ltd. ADR (c)	1,424	20,178
Want Want China Holdings Ltd.	259,000	242,544
WH Group Ltd. (f)	109,500	113,458
Wharf Real Estate Investment Co. Ltd.	17,000	104,242
Wuxi Biologics Cayman, Inc. (c) (f)	8,000	101,468
		9,778,559
Chile — 0.0%
Cia Cervecerias Unidas SA ADR (a)	5,784	109,722
China — 0.6%
Agricultural Bank of China Ltd. Class H	17,000	7,497
Aier Eye Hospital Group Co. Ltd. Class A	17,899	101,755
Air China Ltd. Class H	4,000	4,075
Anhui Conch Cement Co. Ltd. Class A	2,700	21,276
Anhui Conch Cement Co. Ltd. Class H	5,500	40,190
Asymchem Laboratories Tianjin Co. Ltd. Class A	5,479	101,874
Autobio Diagnostics Co. Ltd. Class A	7,094	98,147

The accompanying notes are an integral part of the portfolio of investments.

39

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Beijing Capital International Airport Co. Ltd. Class H	30,000	$29,089
CGN Power Co. Ltd. Class H (f)	3,000	802
China CITIC Bank Class H	38,000	22,824
China International Travel Service Corp. Ltd.	7,400	94,635
China Longyuan Power Group Corp. Class H	14,000	8,863
China Merchants Bank Co. Ltd. Class H	18,500	95,355
China Petroleum & Chemical Corp. Class H	52,000	31,343
China Telecom Corp. Ltd. Class H	6,000	2,463
Daqin Railway Co. Ltd. Class A	1,500	1,768
Foshan Haitian Flavouring & Food Co. Ltd. Class A	5,700	88,004
GF Securities Co. Ltd. Class H	800	975
Glodon Co. Ltd. Class A	17,000	82,984
Great Wall Motor Co. Ltd. Class A	48,600	61,831
Gree Electric Appliances, Inc. of Zhuhai Class A	7,300	68,594
Guangzhou Automobile Group Co. Ltd.	80,000	99,734
Guangzhou Automobile Group Co. Ltd. Class A	35,400	59,438
Guangzhou Baiyun International Airport Co. Ltd.	36,700	91,995
Guotai Junan Securities Co. Ltd. Class H (f)	3,600	6,386
Haier Smart Home Co. Ltd. Class A	25,900	72,634
Haitong Securities Co. Ltd. Class H	11,200	13,247
Han’s Laser Technology Industry Group Co. Ltd. Class A	19,599	112,586
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	82,300	387,522
Hangzhou Robam Appliances Co. Ltd. Class A	15,900	77,249
Hangzhou Tigermed Consulting Co. Ltd. Class A	9,999	90,690
Huadian Power International Corp. Ltd. Class H	8,000	3,039
Hundsun Technologies, Inc. Class A	8,899	99,438
Industrial & Commercial Bank of China Ltd. Class H	133,000	102,663
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	21,299	94,620
Inspur Electronic Information Industry Co. Ltd. Class A	23,900	103,342
Jiangsu Hengrui Medicine Co. Ltd. Class A	8,000	100,599
Laobaixing Pharmacy Chain JSC. Class A	8,200	75,449
Ping An Insurance Group Co. of China Ltd. Class A	7,344	90,143
Shanghai International Airport Co. Ltd. Class A	7,000	79,183
Shanghai Jahwa United Co. Ltd. Class A	17,600	78,187
Shenzhen Goodix Technology Co. Ltd. Class A	400	11,838
Shenzhen Inovance Technology Co. Ltd. Class A	23,400	102,962
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,300	85,983
Sinopec Engineering Group Co. Ltd. Class H	14,000	8,385
Sinopec Shanghai Petrochemical Co. Ltd. Class H	88,000	26,562
Tsingtao Brewery Co. Ltd.	900	6,589
Tsingtao Brewery Co. Ltd. Class H	4,000	26,879
Venustech Group, Inc. Class A	20,399	99,170
Weichai Power Co. Ltd. Class H	8,000	16,926
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,599	111,638
WuXi AppTec Co. Ltd. Class A	7,300	96,617
Yanzhou Coal Mining Co. Ltd. Class H	10,000	8,987
Yifeng Pharmacy Chain Co. Ltd. Class A	8,000	84,079
Yonyou Network Technology Co. Ltd. Class A	18,499	75,539
Zhejiang Expressway Co. Ltd. Class H	10,000	9,127
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	7,249
Zijin Mining Group Co. Ltd. Class H	28,000	13,962
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	3,200	2,686
		3,597,666
Czech Republic — 0.0%
CEZ AS	7,834	176,091
Denmark — 0.0%
AP Moller — Maersk A/S Class A	38	51,522
AP Moller — Maersk A/S Class B	33	47,618
Novo Nordisk A/S Class B	2,606	151,147
		250,287
Finland — 0.0%
Nokia OYJ	3,958	14,684
France — 2.2%
BNP Paribas SA	7,789	463,657
Cie de Saint-Gobain	8,121	333,689
Credit Agricole SA	26,142	380,863
Danone SA	51,348	4,262,070
Dassault Aviation SA	579	762,610
Eiffage SA	2,068	236,970
Electricite de France SA	621	6,927
EssilorLuxottica SA	4,560	696,575

The accompanying notes are an integral part of the portfolio of investments.

40

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Kering SA	47	$30,962
L’Oreal SA	10	2,970
Renault SA	489	23,198
Safran SA	15,899	2,464,573
Sanofi	15,141	1,520,719
Schneider Electric SA	20	2,057
Societe Generale SA	11,574	404,404
Sodexo SA	12,506	1,483,270
Vivendi SA	163	4,725
		13,080,239
Germany — 1.6%
adidas AG	121	39,326
Fresenius SE & Co. KGaA	23,487	1,325,750
HeidelbergCement AG	66	4,811
Infineon Technologies AG	41,594	953,829
Knorr-Bremse AG	17,489	1,780,153
SAP SE	109	14,690
Siemens AG	38,719	5,061,344
Vonovia SE	5,107	274,941
Wirecard AG	178	21,507
		9,476,351
Hong Kong — 0.6%
Beijing Enterprises Holdings Ltd.	4,500	20,673
China Mobile Ltd.	4,500	37,997
China Overseas Land & Investment Ltd.	70,000	273,388
China Resources Cement Holdings Ltd.	34,000	43,311
China Resources Pharmaceutical Group Ltd. (f)	8,000	7,429
China Resources Power Holdings Co. Ltd.	16,000	22,470
China Taiping Insurance Holdings Co. Ltd.	1,000	2,487
China Unicom Hong Kong Ltd.	4,000	3,776
CITIC Ltd.	11,000	14,744
CLP Holdings Ltd.	18,500	194,799
CNOOC Ltd.	24,000	40,000
Fosun International Ltd.	36,000	52,606
Hang Lung Properties Ltd.	105,000	229,545
HKT Trust & HKT Ltd.	119,000	167,763
Hysan Development Co. Ltd.	26,000	102,300
Lenovo Group Ltd.	144,000	96,874
Link REIT	16,000	169,863
Power Assets Holdings Ltd.	11,000	80,429
Sun Art Retail Group Ltd.	12,500	15,169
Sun Hung Kai Properties Ltd.	123,250	1,890,560
		3,466,183
India — 1.0%
Asian Paints Ltd.	6,997	175,535
Hero MotoCorp Ltd.	5,322	182,508
Hindustan Petroleum Corp. Ltd.	2,429	8,993
Hindustan Unilever Ltd.	13,510	363,524
Housing Development Finance Corp. Ltd.	49,562	1,678,723
ICICI Bank Ltd.	35,411	268,123
Infosys Ltd.	405	4,169
InterGlobe Aviation Ltd. (f)	38	711
Larsen & Toubro Ltd.	8,605	157,483
Oil & Natural Gas Corp. Ltd.	49,984	90,212
Reliance Industries Ltd.	132,132	2,810,257
Vedanta Ltd.	15,303	32,683
Wipro Ltd.	2,957	10,201
Zee Entertainment Enterprises Ltd.	41,024	168,014
		5,951,136
Indonesia — 0.1%
Bank Central Asia Tbk PT	119,400	286,843
Ireland — 0.1%
Accenture PLC Class A	2,844	598,861
Eaton Corp. PLC	187	17,713
Medtronic PLC	2,033	230,644
Willis Towers Watson PLC	73	14,741
		861,959
Italy — 1.3%
Enel SpA	387,912	3,085,997
Intesa Sanpaolo	111,698	294,451
RAI Way SpA (f)	108,048	743,699
Snam SpA	33,702	177,578
UniCredit SpA	248,323	3,630,555
		7,932,280
Japan — 3.9%
Aeon Co. Ltd.	400	8,241
AGC, Inc.	900	32,115
Ajinomoto Co., Inc.	113,000	1,878,733
Alfresa Holdings Corp.	5,800	118,417
Astellas Pharma, Inc.	92,150	1,574,098
Canon Marketing Japan, Inc. (a)	5,000	115,826
Daikin Industries Ltd.	6,600	928,162
Daiwa House Industry Co. Ltd.	300	9,294
Denso Corp.	19,170	864,745
Dowa Holdings Co. Ltd.	2,700	100,197
East Japan Railway Co.	22,853	2,062,801
FamilyMart Co. Ltd.	500	11,976
FUJIFILM Holdings Corp.	600	28,609
Hitachi Ltd.	800	33,698
Hoya Corp.	19,020	1,816,032
Japan Airlines Co. Ltd.	77,500	2,418,422
Japan Aviation Electronics Industry Ltd.	6,200	124,902
Kamigumi Co. Ltd.	4,800	105,165
KDDI Corp.	10,000	297,498
Keyence Corp.	700	247,767

The accompanying notes are an integral part of the portfolio of investments.

41

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Kinden Corp.	19,600	$303,424
Kyocera Corp.	100	6,815
Kyowa Kirin Co. Ltd.	400	9,398
Mabuchi Motor Co. Ltd.	3,700	139,821
Maeda Road Construction Co. Ltd.	5,000	122,342
Medipal Holdings Corp.	6,700	147,795
Mitsubishi Estate Co. Ltd.	17,100	326,904
Mitsubishi Heavy Industries Ltd.	1,300	50,278
Murata Manufacturing Co. Ltd.	24,310	1,502,965
NEC Corp.	700	29,086
Nippo Corp.	4,600	98,746
Nippon Telegraph & Telephone Corp.	10,480	265,456
Nissan Motor Co. Ltd.	200	1,162
NTT Data Corp.	300	4,010
Okumura Corp.	5,846	160,544
Olympus Corp.	200	3,080
Otsuka Holdings Co. Ltd. (a)	900	40,025
Recruit Holdings Co. Ltd.	200	7,526
Seino Holdings Co. Ltd.	7,100	95,754
Sekisui House Ltd.	800	17,085
Seven & i Holdings Co. Ltd.	2,600	95,131
Shin-Etsu Chemical Co. Ltd.	17,088	1,873,455
Shionogi & Co. Ltd.	100	6,178
Sompo Holdings, Inc.	200	7,837
Sony Corp.	100	6,807
Stanley Electric Co. Ltd.	3,300	95,408
Subaru Corp.	47,630	1,177,673
Suzuken Co. Ltd.	2,700	109,872
Suzuki Motor Corp.	38,337	1,605,808
Toagosei Co. Ltd.	17,900	206,483
Toda Corp.	24,900	164,126
Tokyo Gas Co. Ltd.	22,497	545,808
Tokyo Steel Manufacturing Co. Ltd.	24,100	173,740
Toyota Industries Corp.	18,121	1,044,244
TV Asahi Holdings Corp.	8,300	153,527
Yamato Kogyo Co. Ltd.	2,800	69,962
Z Holdings Corp.	3,100	12,988
		23,457,961
Liberia — 0.2%
Royal Caribbean Cruises Ltd.	8,084	1,079,295
Malaysia — 0.0%
Malaysia Airports Holdings Bhd	40,600	75,436
Mexico — 0.0%
America Movil SAB de C.V. Class L	30,428	24,301
Netherlands — 1.8%
ABN AMRO Bank NV (f)	83,161	1,518,946
Adyen NV (c) (f)	506	416,364
ASML Holding NV	4,818	1,434,849
Fiat Chrysler Automobiles NV	3,187	47,200
ING Groep NV	222,249	2,670,998
Koninklijke Ahold Delhaize NV	1,227	30,751
Koninklijke Philips NV	76,888	3,758,990
NXP Semiconductor NV	6,637	844,625
Schlumberger Ltd.	3,920	157,584
		10,880,307
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	80	1,809
Portugal — 0.0%
Jeronimo Martins SGPS SA	10,936	180,116
Republic of Korea — 0.3%
Hana Financial Group, Inc.	1,072	34,027
Hyundai Mobis Co. Ltd.	76	16,806
Industrial Bank Of Korea (c)	151	1,540
Kakao Corp. (c)	811	107,395
KB Financial Group, Inc. (c)	683	28,202
Kia Motors Corp.	141	5,371
KT&G Corp. (c)	6,301	510,796
LG Chem Ltd.	710	194,203
LG Electronics, Inc. (c)	858	53,207
LG Uplus Corp.	2,698	33,098
NCSoft Corp.	486	226,606
POSCO	982	200,074
S-Oil Corp.	1,164	95,316
Samsung SDI Co. Ltd. (c)	26	5,286
Shinhan Financial Group Co. Ltd. (c)	1,358	50,789
SK Telecom Co. Ltd.	695	142,963
Woongjin Coway Co. Ltd.	1,904	152,975
		1,858,654
Singapore — 0.5%
CapitaLand Ltd.	793,700	2,213,731
ComfortDelGro Corp. Ltd.	103,900	184,030
DBS Group Holdings Ltd.	4,700	90,594
Singapore Telecommunications Ltd.	73,500	184,317
United Overseas Bank Ltd.	18,900	371,761
		3,044,433
South Africa — 0.0%
Aspen Pharmacare Holdings Ltd. (c)	3,186	27,184
Discovery Ltd.	179	1,543
Kumba Iron Ore Ltd.	718	21,369
MTN Group Ltd.	640	3,769
Old Mutual Ltd.	17,804	24,971
		78,836
Spain — 0.4%
Cellnex Telecom SA (f)	57,936	2,497,005
Repsol SA	2,328	36,520
Telefonica SA	4,587	32,060
		2,565,585
Sweden — 0.0%
Assa Abloy AB Class B	824	19,255
Atlas Copco AB Class B	507	17,591
Hennes & Mauritz AB Class B	1,784	36,265

The accompanying notes are an integral part of the portfolio of investments.

42

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Telefonaktiebolaget LM Ericsson Class B	3,385	$29,660
		102,771
Switzerland — 1.3%
Chubb Ltd.	10,369	1,614,038
Cie Financiere Richemont SA	2,121	166,493
Nestle SA	34,176	3,702,510
Novartis AG Registered	166	15,727
Roche Holding AG	7,385	2,394,646
		7,893,414
Taiwan — 1.1%
Cathay Financial Holding Co. Ltd.	138,000	196,048
Chunghwa Telecom Co. Ltd.	46,000	168,831
Far EasTone Telecommunications Co. Ltd.	53,000	127,510
Formosa Chemicals & Fibre Corp.	47,000	137,324
Formosa Petrochemical Corp.	36,000	117,216
Formosa Plastics Corp.	48,000	159,985
Fubon Financial Holding Co. Ltd.	160,000	247,881
Globalwafers Co. Ltd.	1,000	12,771
Hon Hai Precision Industry Co. Ltd.	100,080	303,297
MediaTek, Inc.	2,000	29,602
Nan Ya Plastics Corp.	61,000	148,272
Taiwan Mobile Co. Ltd.	49,000	183,125
Taiwan Semiconductor Manufacturing Co. Ltd.	421,000	4,662,352
Uni-President Enterprises Corp.	95,000	235,147
Yageo Corp.	8,000	116,742
		6,846,103
Thailand — 0.2%
Advanced Info Service PCL	36,800	261,683
Intouch Holdings PCL	110,700	211,579
PTT Global Chemical PCL	97,900	186,297
The Siam Cement PCL	13,000	168,393
Thai Beverage PCL	132,300	87,571
Thai Oil PCL	57,700	134,360
		1,049,883
Turkey — 0.0%
BIM Birlesik Magazalar AS	684	5,368
Tupras Turkiye Petrol Rafineriileri AS	509	10,854
		16,222
United Kingdom — 1.8%
AstraZeneca PLC	11,825	1,183,075
Berkeley Group Holdings PLC	4,790	310,611
Coca-Cola European Partners PLC	471	23,964
Ferguson PLC	17,591	1,598,258
GlaxoSmithKline PLC	739	17,386
Glencore PLC	369	1,154
HSBC Holdings PLC	219,260	1,721,881
NMC Health PLC (a)	27,178	638,013
RELX PLC	1,257	31,711
Rio Tinto PLC	9	535
Rolls-Royce Holdings PLC	2,466	22,330
Royal Dutch Shell PLC Class A	1,712	50,888
Royal Dutch Shell PLC Class A	12,503	368,329
Royal Dutch Shell PLC Class A Sponsored ADR	11,685	689,181
Royal Dutch Shell PLC Class B	1,183	35,250
Vodafone Group PLC	2,093,139	4,063,561
		10,756,127
United States — 36.3%
Abbott Laboratories	11,839	1,028,336
AbbVie, Inc.	24,226	2,144,970
Adobe, Inc. (c)	3,523	1,161,921
The AES Corp.	2,532	50,387
Agilent Technologies, Inc.	27,860	2,376,737
Air Products & Chemicals, Inc.	16,570	3,893,784
Alexion Pharmaceuticals, Inc. (c)	151	16,331
Ally Financial, Inc.	1,010	30,866
Alphabet, Inc. Class C (c)	7,032	9,401,925
Altria Group, Inc.	1,072	53,504
Amazon.com, Inc. (c)	4,723	8,727,348
American Tower Corp.	1,493	343,121
Ameriprise Financial, Inc.	401	66,799
Amgen, Inc.	480	115,714
Anthem, Inc.	16,695	5,042,391
Apple, Inc.	31,079	9,126,348
Applied Materials, Inc.	20,477	1,249,916
Autodesk, Inc. (c)	15,420	2,828,953
AutoZone, Inc. (c)	69	82,200
Bank of America Corp.	141,445	4,981,693
The Bank of New York Mellon Corp.	75	3,775
Baxter International, Inc.	2,692	225,105
Becton Dickinson and Co.	11,655	3,169,810
Berkshire Hathaway, Inc. Class B (c)	3,135	710,078
Biogen, Inc. (c)	111	32,937
Booking Holdings, Inc. (c)	25	51,343
Bristol-Myers Squibb Co.	33,127	2,126,422
Broadcom, Inc.	3	948
C.H. Robinson Worldwide, Inc.	3,333	260,641
Capital One Financial Corp.	435	44,766
Cardinal Health, Inc.	293	14,820
Centene Corp. (c)	37	2,326
Cerner Corp.	498	36,548
The Charles Schwab Corp.	30,530	1,452,007
Charter Communications, Inc. Class A (c)	7,291	3,536,718
Chevron Corp.	440	53,024
Cigna Corp.	130	26,584
Cintas Corp.	188	50,587
Cisco Systems, Inc.	16,195	776,712
Citigroup, Inc.	31,362	2,505,510
Citrix Systems, Inc.	13,592	1,507,353

The accompanying notes are an integral part of the portfolio of investments.

43

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Colgate-Palmolive Co.	50,591	$3,482,684
Comcast Corp. Class A (g)	135,168	6,078,505
ConocoPhillips	641	41,684
Corning, Inc.	8,843	257,420
Costco Wholesale Corp.	254	74,656
CSX Corp.	1,006	72,794
Cummins, Inc.	280	50,109
D.R. Horton, Inc.	40,410	2,131,628
Dell Technologies Class C (c)	512	26,312
Delta Air Lines, Inc.	1,101	64,387
Discover Financial Services	709	60,137
Dollar Tree, Inc. (c)	8,528	802,058
Dover Corp.	10,417	1,200,663
Dow, Inc. (c)	10,823	592,343
Dropbox, Inc. (c)	49,079	879,005
DuPont de Nemours, Inc.	29,682	1,905,584
eBay, Inc.	1,550	55,971
Edwards Lifesciences Corp. (c)	443	103,347
Emerson Electric Co.	54,206	4,133,750
EOG Resources, Inc.	99	8,292
The Estee Lauder Cos., Inc. Class A	144	29,742
Exelon Corp.	5,769	263,009
Expedia Group, Inc.	482	52,123
Exxon Mobil Corp.	2,827	197,268
Facebook, Inc. Class A (c)	17,324	3,555,751
Fieldwood Energy LLC (c)	4,052	73,613
Fieldwood Energy LLC (c)	1,094	19,875
Fifth Third Bancorp	2,061	63,355
FleetCor Technologies, Inc. (c)	11,572	3,329,496
Ford Motor Co.	1,575	14,648
Fortune Brands Home & Security, Inc.	2,877	187,983
Franklin Resources, Inc.	1,063	27,617
General Electric Co.	2,241	25,010
General Motors Co.	931	34,075
Gilead Sciences, Inc.	30,406	1,975,782
Global Payments, Inc.	1,390	253,758
The Goldman Sachs Group, Inc.	183	42,077
The Hartford Financial Services Group, Inc.	6,007	365,045
HCA Healthcare, Inc.	16,740	2,474,339
Hess Corp.	7,594	507,355
Hewlett Packard Enterprise Co.	2,721	43,155
The Home Depot, Inc.	12,212	2,666,857
Honeywell International, Inc.	359	63,543
HP, Inc.	1,249	25,667
Humana, Inc.	15	5,498
Huntsman Corp.	1,303	31,480
Incyte Corp. (c)	113	9,867
Intel Corp.	2,044	122,333
Intuit, Inc.	2,572	673,684
Intuitive Surgical, Inc. (c)	89	52,612
Jawbone Health Hub, Inc. (Acquired 1/24/17, Cost $0) (b) (c) (d) (e)	19,705	-
Johnson & Johnson	28,368	4,138,040
JP Morgan Chase & Co.	39,408	5,493,475
KLA Corp.	519	92,470
The Kroger Co.	1,820	52,762
L3 Harris Technologies, Inc.	81	16,027
LafargeHolcim Ltd. (c)	922	51,127
Lam Research Corp.	165	48,246
Lear Corp.	205	28,126
Lennar Corp. Class A	33,157	1,849,829
Liberty Broadband Corp. Class C (c)	9,123	1,147,217
Liberty Media Corp-Liberty SiriusXM Class A (c)	12,042	582,110
Liberty Media Corp-Liberty SiriusXM Class C (c)	20,179	971,417
Lockheed Martin Corp.	59	22,973
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (b) (c) (d) (e)	3,711	2,227
Lowe’s Cos., Inc.	19,796	2,370,769
LyondellBasell Industries NV Class A	8,818	833,125
Marathon Petroleum Corp.	13,376	805,904
Marsh & McLennan Cos., Inc.	31,068	3,461,286
Masco Corp.	7,711	370,051
Mastercard, Inc. Class A	3,425	1,022,671
McDonald’s Corp.	13,709	2,709,036
McKesson Corp.	360	49,795
Merck & Co., Inc.	38,733	3,522,766
Micron Technology, Inc. (c)	14,371	772,872
Microsoft Corp.	64,596	10,186,789
Mondelez International Inc. Class A	4,684	257,995
Monster Beverage Corp. (c)	444	28,216
Morgan Stanley	63,321	3,236,970
Motorola Solutions, Inc.	2,825	455,221
Newmont Mining Corp.	42,938	1,865,656
NextEra Energy, Inc.	15,583	3,773,579
NIKE, Inc. Class B	630	63,825
Northrop Grumman Corp.	105	36,117
NVIDIA Corp.	5,142	1,209,913
Omnicom Group, Inc.	2,103	170,385
ONEOK, Inc.	49,453	3,742,109
Oracle Corp.	26,527	1,405,400
Packaging Corporation of America	332	37,181
PayPal Holdings, Inc. (c)	6,449	697,588
Peloton Interactive, Inc. Class A (a) (c)	8,221	233,476
PepsiCo, Inc.	3,202	437,617
Pfizer, Inc.	76,482	2,996,565
Philip Morris International, Inc.	1,638	139,377
Phillips 66	477	53,143
Pioneer Natural Resources Co.	3,393	513,598
PPG Industries, Inc.	13,618	1,817,867
The Procter & Gamble Co.	1,366	170,613
The Progressive Corp.	51	3,692
Prudential Financial, Inc.	428	40,121

The accompanying notes are an integral part of the portfolio of investments.

44

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
PTC, Inc. (c)	2,671	$200,031
QUALCOMM, Inc.	9,244	815,598
Raytheon Co.	24,905	5,472,625
Regeneron Pharmaceuticals, Inc. (c)	31	11,640
Regions Financial Corp.	61,500	1,055,340
Reinsurance Group of America, Inc. Class A	414	67,507
Rockwell Automation, Inc.	206	41,750
Ross Stores, Inc.	605	70,434
Salesforce.com, Inc. (c)	15,522	2,524,498
ServiceNow, Inc. (c)	3,768	1,063,782
The Simply Good Foods Co. (c)	6,209	177,205
Square, Inc. Class A (c)	83	5,192
Starbucks Corp.	728	64,006
Stryker Corp.	1,507	316,380
Sysco Corp.	513	43,882
Target Corp.	11,360	1,456,466
Tesla Motors, Inc. (c)	848	354,744
Texas Instruments, Inc.	8,532	1,094,570
Thermo Fisher Scientific, Inc.	5,085	1,651,964
The TJX Cos., Inc.	35,303	2,155,601
The Travelers Cos., Inc.	2,108	288,691
Truist Financial Corp.	43,841	2,469,125
U.S. Bancorp	7,845	465,130
Uber Technologies, Inc. (c)	80,583	2,396,538
Union Pacific Corp.	15,087	2,727,579
United Airlines Holdings, Inc. (c)	747	65,803
United Parcel Service, Inc. Class B	181	21,188
United Rentals, Inc. (c)	151	25,182
United Technologies Corp.	23,337	3,494,949
UnitedHealth Group, Inc.	18,790	5,523,884
Valero Energy Corp.	502	47,012
VeriSign, Inc. (c)	415	79,962
Verizon Communications, Inc.	5,239	321,675
Visa, Inc. Class A	5,721	1,074,976
Vistra Energy Corp.	12,295	282,662
VMware, Inc. Class A (a) (c)	332	50,394
Walmart, Inc.	24,980	2,968,623
The Walt Disney Co.	548	79,257
Wells Fargo & Co.	5,765	310,157
Western Digital Corp.	627	39,796
Weyerhaeuser Co.	13,603	410,811
The Williams Cos., Inc.	84,414	2,002,300
Workday, Inc. Class A (c)	3	493
Wyndham Destinations, Inc.	847	43,781
Xcel Energy, Inc.	526	33,396
Xilinx, Inc.	9,181	897,626
Yum China Holdings, Inc.	5,127	246,147
Yum! Brands, Inc.	551	55,502
Zoetis, Inc.	472	62,469
		217,634,861
TOTAL COMMON STOCK (Cost $296,677,944)		351,944,028

PREFERRED STOCK — 1.0%
Brazil — 0.1%
Banco Bradesco SA 5.940%	128	1,152
Itau Unibanco Holding SA 5.160%	34,626	318,635
		319,787
Germany — 0.3%
Henkel AG & Co. KGaA, 1.980%	16,734	1,730,506
United States — 0.6%
C3.ai, Inc., Series D (Acquired 10/07/19, Cost $501,053) (b) (c) (d) (e)	113,005	569,545
C3.ai, Inc., Series E (Acquired 10/07/19, Cost $57,548) (b) (c) (d) (e)	12,979	65,414
Citigroup Capital XIII, 8.305% 3 mo. USD LIBOR + 6.370% 8.306% VRN	17,781	494,312
Databricks, Inc., Series F (Acquired 10/22/19, Cost $283,760) (b) (c) (d) (e)	6,607	283,760
GMAC Capital Trust I 7.694%, Series 2, 7.542%, 3 mo. USD LIBOR + 5.785% 7.695% VRN	19,532	508,808
Grand Rounds, Inc., Series C (Acquired 3/31/15, Cost $336,853) (b) (c) (d) (e)	121,323	317,866
Grand Rounds, Inc., Series D (Acquired 5/01/18, Cost $185,458) (b) (c) (d) (e)	76,520	198,187
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, Cost $628,910) (b) (c) (d) (e)	55,056	416,774
Palantir Technologies, Inc., Series I (Acquired 3/27/14, Cost $656,474) (b) (c) (d) (e)	107,092	633,985
Wells Fargo & Co. Series L, 7.500% 7.500% (a) (h)	171	247,950
		3,736,601
TOTAL PREFERRED STOCK (Cost $5,756,439)		5,786,894

TOTAL EQUITIES (Cost $302,434,383)		357,730,922

The accompanying notes are an integral part of the portfolio of investments.

45

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 24.6%

BANK LOANS — 0.4%
France — 0.1%
Casino Guichard Perrachon SA, EUR Term Loan B, 3 mo. EURIBOR + 5.500% 5.500% VRN 1/31/24 EUR (j)	$592,000	$669,611
Netherlands — 0.2%
Ziggo BV, 2019 EUR Term Loan H, 3 mo. EURIBOR + 3.000% 3.000% VRN 1/31/29 EUR (j)	1,042,786	1,168,909
United States — 0.1%
Fieldwood Energy LLC Exit 1st Lien TL, 3 mo. LIBOR + 5.250% 7.177% VRN 4/11/22	130,182	108,340
Exit 2nd Lien TL, 3 mo. LIBOR + 7.250% 9.177% VRN 4/11/23	175,746	97,539
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 3.542% VRN 6/22/26	515,275	518,496
		724,375
TOTAL BANK LOANS (Cost $2,625,977)		2,562,895

CORPORATE DEBT — 4.6%
Australia — 0.3%
Quintis (Australia) Pty Limited First Lien Note, (Acquired 7/20/16, Cost $1,003,952), 7.500% 10/01/26 (b) (d) (e) (f)	1,005,252	1,005,252
Quintis (Australia) Pty Limited Second Lien Note, (Acquired 7/20/16, Cost $1,077,000), 12.000% 10/01/28 (a) (b) (d) (e) (f)	1,095,355	1,095,355
		2,100,607
France — 0.1%
Danone SA 2.589% 11/02/23 (f)	490,000	497,770
India — 0.0%
REI Agro Ltd., Convertible 5.500% 11/13/14 (f) (i)	618,000	6
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc. 3.777% 3/02/25	164,000	175,215
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	846,000	897,593
		1,072,808
Luxembourg — 0.1%
Allergan Funding SCS 3.450% 3/15/22	378,000	386,681
Intelsat Jackson Holdings SA 8.000% 2/15/24 (f)	117,000	120,071
		506,752
Netherlands — 0.2%
Bio City Development Co. B.V. (Acquired 7/05/11, Cost $1,400,000) 8.000% 7/06/20 (b) (d) (e) (f) (i)	1,400,000	185,500
ING Groep NV 4.100% 10/02/23	590,000	627,348
5 year USD Swap + 4.445% 6.000% VRN (h)	280,000	281,484
		1,094,332
Singapore — 0.1%
CapitaLand Ltd. 1.950% 10/17/23 SGD (f) (j)	500,000	375,575
United Kingdom — 0.4%
Ellaktor Value PLC 6.375% 12/15/24 EUR (f) (j)	420,000	487,697
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055% 3.262% VRN 3/13/23	202,000	206,618
5 year USD ICE Swap + 3.705% 6.375% VRN (h)	705,000	758,756
Lloyds Bank PLC 5 Year UK Gilt + 13.400% 13.000% VRN GBP (h) (j)	365,000	874,213
UBS Group AG 4.125% 9/24/25 (f)	220,000	239,371
		2,566,655
United States — 3.2%
Allergan Sales LLC 5.000% 12/15/21 (f)	190,000	198,727
American Express Co. 3 mo. USD LIBOR + 3.285% 4.900% VRN (h)	260,000	260,975
Apple, Inc. 3.200% 5/11/27	552,000	582,476
3.350% 2/09/27	684,000	728,587
AvalonBay Communities, Inc. 3.500% 11/15/24	79,000	83,488
Bank of America Corp. 4.000% 1/22/25	204,000	217,606
4.125% 1/22/24	477,000	512,745
Becton Dickinson and Co. 2.894% 6/06/22	439,000	446,311
3.125% 11/08/21	370,000	377,189
BP Capital Markets America, Inc. 3.790% 2/06/24	325,000	345,893

The accompanying notes are an integral part of the portfolio of investments.

46

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Broadcom, Inc. Co. 3.125% 4/15/21 (f)	$646,000	$653,843
Capital One Financial Corp. 3.200% 1/30/23	271,000	278,639
3.300% 10/30/24	195,000	203,091
Cigna Corp. 3.400% 9/17/21	518,000	530,256
3.750% 7/15/23	441,000	462,519
Citigroup, Inc. 3 mo. USD LIBOR + .897% 3.352% VRN 4/24/25	657,000	683,809
3 mo. USD LIBOR + 4.059% 5.875% VRN (h)	858,000	862,290
3 mo. USD LIBOR + 4.095% 5.950% VRN (h)	357,000	365,293
Comcast Corp. 3.700% 4/15/24	776,000	827,677
CSC Holdings LLC 5.500% 5/15/26 (f)	200,000	211,748
CVS Health Corp. 3.700% 3/09/23	864,000	900,578
Energy Transfer Operating LP 4.050% 3/15/25	122,000	128,268
Enterprise Products Operating LLC 3.350% 3/15/23	333,000	344,537
3.900% 2/15/24	78,000	82,772
Frontier Communications Corp. 8.000% 4/01/27 (f)	104,000	108,680
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.053% 2.908% VRN 6/05/23	382,000	388,298
3.625% 2/20/24	445,000	467,138
3 mo. USD LIBOR + 3.922% 5.375% VRN (h)	405,000	410,010
The Home Depot, Inc. 2.950% 6/15/29	75,000	78,038
Hughes Satellite Systems Corp. 7.625% 6/15/21	70,000	74,791
iHeartCommunications, Inc. 6.375% 5/01/26	330,510	358,603
8.375% 5/01/27	117,060	129,351
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	509,000	542,834
Marsh & McLennan Cos., Inc. 4.375% 3/15/29	93,000	106,033
McDonald’s Corp. 3.350% 4/01/23	231,000	240,611
Morgan Stanley SOFRRATE + 1.152% 2.720% VRN 7/22/25	345,000	349,362
3.875% 4/29/24	289,000	307,230
3 mo. USD LIBOR + 3.610% 5.611% VRN (h)	294,000	296,587
NBCUniversal Enterprise, Inc. 5.250% (f) (h)	300,000	309,750
Nextera Energy Capital Co. Guar 2.900% 4/01/22	263,000	268,422
ONEOK Partners LP 4.900% 3/15/25	275,000	302,892
ONEOK, Inc. 2.750% 9/01/24	164,000	165,558
PayPal Holdings, Inc. 2.650% 10/01/26	85,000	86,194
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	148,000	159,100
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	224,000	240,800
QUALCOMM, Inc. 2.900% 5/20/24	497,000	513,969
TransDigm, Inc. 6.250% 3/15/26 (f)	1,008,000	1,091,271
USB Capital IX 3 mo. USD LIBOR + 1.020% 3.500% VRN (h)	110,000	96,250
Verizon Communications, Inc. 3.500% 11/01/24	424,000	449,640
Vistra Operations Co. LLC 5.625% 2/15/27 (f)	349,000	367,759
Walgreen Co. 3.100% 9/15/22	205,000	209,283
Wells Fargo & Co. 3.069% 1/24/23	78,000	79,610
3.750% 1/24/24	251,000	265,389
Wells Fargo Bank NA 3.550% 8/14/23	301,000	315,470
The Williams Cos., Inc. 3.700% 1/15/23	223,000	230,974
		19,299,214

TOTAL CORPORATE DEBT (Cost $28,280,201)		27,513,719

PASS-THROUGH SECURITIES — 0.1%
United States — 0.1%
BX Trust 2019-OC11 Series 2019-OC11, Class D, 4.076% 12/09/41 (f)	204,000	206,671
Series 2019-OC11, Class E, 4.076% 12/09/41 (f)	286,000	276,527
		483,198
TOTAL PASS-THROUGH SECURITIES (Cost $484,570)		483,198

The accompanying notes are an integral part of the portfolio of investments.

47

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 5.7%
Argentina — 0.2%
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (j)	$315,000	$158,012
5.250% 1/15/28 EUR (f) (j)	100,000	48,199
5.875% 1/11/28	919,000	431,930
6.875% 1/26/27	915,000	455,212
7.820% 12/31/33 EUR (j)	347,154	224,374
		1,317,727
Australia — 0.2%
Australia Government International Bond 3.000% 3/21/47 AUD (f) (j)	1,628,000	1,383,990
Brazil — 0.5%
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/23 BRL (j)	10,491,000	2,771,902
Canada — 1.4%
Canadian Government Bond 1.500% 9/01/24 CAD (j)	9,574,000	7,310,170
Canadian Government International Bond 0.750% 3/01/21 CAD (j)	1,279,000	973,706
		8,283,876
Indonesia — 0.2%
Indonesia Treasury Bond 8.250% 5/15/29 IDR (j)	15,640,000,000	1,214,473

Italy — 1.3%
Italy Buoni Poliennali Del Tesoro 3.000% 8/01/29 EUR (f) (j)	3,805,000	4,915,535
3.850% 9/01/49 EUR (f) (j)	1,751,000	2,541,749
		7,457,284
Japan — 0.4%
Japan Government Thirty Year Bond 0.400% 9/20/49 JPY (j)	226,550,000	2,074,802
Mexico — 0.2%
Mexican Bonos 8.000% 9/05/24 MXN (j)	12,738,500	706,855
United Mexican States 10.000% 12/05/24 MXN (j)	11,979,800	719,130
		1,425,985
Russia — 0.1%
Russian Federal Bond — OFZ 6.900% 5/23/29 RUB (j)	38,388,000	651,918
South Africa — 0.2%
Republic of South Africa Government Bond 8.000% 1/31/30 ZAR (j)	20,764,941	1,383,162
Spain — 1.0%
Spain Government Bond 0.600% 10/31/29 EUR (f) (j)	3,668,000	4,167,520
2.700% 10/31/48 EUR (f) (j)	1,325,000	1,972,183
		6,139,703
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $34,803,283)		34,104,822

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 3.2%
United States — 3.2%
Uniform Mortgage Backed Securities TBA Pool #10160 (k)	18,723,527	18,992,678

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $18,960,497)		18,992,678

U.S. TREASURY OBLIGATIONS — 10.6%
United States — 10.6%
U.S. Treasury Inflation Index 0.125% 10/15/24	3,173,297	3,191,562
0.500% 4/15/24	25,267,380	25,675,871
0.625% 4/15/23	2,524,555	2,563,625
U.S. Treasury Note 1.625% 10/31/26	9,855,400	9,731,631
1.750% 11/15/20 (l)	5,200,000	5,204,479
1.750% 11/15/29 (g)	10,867,100	10,711,617
2.250% 8/15/49 (a)	794,300	772,705
2.375% 5/15/29 (g)	3,054,500	3,177,099
2.375% 11/15/49 (g)	2,629,200	2,621,395
		63,649,984

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,791,839)		63,649,984

TOTAL BONDS & NOTES (Cost $148,946,367)		147,307,296

	Number of Shares
MUTUAL FUNDS — 2.1%
Diversified Financial Services — 2.1%
United States — 2.1%
Financial Select Sector SPDR Fund (a)	24,767	762,328
Industrial Select Sector SPDR Fund	9,054	737,629
iShares China Large-Cap ETF (a)	13,836	603,665

The accompanying notes are an integral part of the portfolio of investments.

48

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
iShares MSCI Emerging Markets ETF (a)	33,450	$1,500,901
iShares Russell 2000 Index Fund (a)	6,100	1,010,587
iShares S&P 500 Value ETF	5,829	758,295
SPDR Gold Shares (l)	28,188	4,028,065
SPDR S&P 500 ETF Trust	5,895	1,897,365
State Street Navigator Securities Lending Prime Portfolio (m)	1,272,875	1,272,875
		12,571,710
TOTAL MUTUAL FUNDS (Cost $12,375,021)		12,571,710

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $2,531,807)		2,193,729

RIGHTS — 0.0%
Spain — 0.0%
Repsol SA, Expires 1/10/20 (c)	2,328	1,105

TOTAL RIGHTS (Cost $1,100)		1,105

TOTAL LONG-TERM INVESTMENTS (Cost $466,288,678)		519,804,762

	Principal Amount
SHORT-TERM INVESTMENTS — 15.8%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (n)	$1,460,037	1,460,037
Sovereign Debt Obligations — 2.9%
Japan Treasury Discount Bill 0.000% 1/08/20 JPY (j)	532,900,000	4,904,625
0.000% 1/20/20 JPY (j)	514,850,000	4,738,740
0.000% 2/03/20 JPY (j)	412,050,000	3,792,840
0.000% 2/10/20 JPY (j)	464,500,000	4,275,753
		17,711,958
U.S. Treasury Bill — 12.7%
U.S. Treasury Bill 0.000% 1/02/20	1,050,000	1,050,000
0.000% 1/02/20	2,025,000	2,025,000
0.000% 1/09/20	1,035,000	1,034,717
0.000% 1/14/20	1,000,000	999,512
0.000% 1/16/20	7,000,000	6,996,196
0.000% 1/16/20	10,000,000	9,994,565

	Number of Shares
0.000% 1/21/20	$4,000,000	3,996,897
0.000% 1/21/20	4,000,000	3,996,897
0.000% 2/04/20	4,000,000	3,994,261
0.000% 2/04/20	2,000,000	1,997,131
0.000% 3/12/20	1,000,000	997,079
0.000% 4/16/20	7,000,000	6,969,014
0.000% 4/23/20	10,000,000	9,952,314
0.000% 4/23/20	3,000,000	2,985,694
0.000% 5/07/20	2,000,000	1,989,334
0.000% 5/07/20	5,000,000	4,973,334
0.000% 5/14/20	10,000,000	9,943,558
0.000% 5/21/20	2,250,000	2,236,645
		76,132,148

TOTAL SHORT-TERM INVESTMENTS (Cost $95,327,177)		95,304,143

TOTAL INVESTMENTS — 102.5% (Cost $561,615,855) (o)		615,108,905

Other Assets/(Liabilities) — (2.5)%		(14,870,843)

NET ASSETS — 100.0%		$600,238,062

	Number of Shares
EQUITIES SOLD SHORT — (0.2)%
United States — (0.1)%
3M Co.	(3,466)	(611,472)
Netflix, Inc. (c)	(938)	(303,508)
		(914,980)
Germany — (0.1)%
TUI AG	(26,688)	(337,418)

TOTAL EQUITIES SOLD SHORT (Cost $(1,232,661))		(1,252,398)

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the portfolio of investments.

49

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $4,947,274 or 0.82% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $3,811,879 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Investment was valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $5,196,282 or 0.87% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2019, these securities amounted to a value of $5,196,282 or 0.87% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $27,880,326 or 4.64% of net assets.
(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Security is perpetual and has no stated maturity date.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2019, these securities amounted to a value of $185,506 or 0.03% of net assets.
(j)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(k)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(l)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Portfolio of Investments for details on the wholly owned subsidiary.
(m)	Represents investment of security lending cash collateral. (Note 2).
(n)	Maturity value of $1,460,102. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,491,099.
(o)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Qualcomm, Inc.	Citibank N.A.	1/17/20	82.00	11,340	USD	929,880	$76,718	$56,700	$20,018
JP Morgan Chase & Co.	Citibank N.A.	1/17/20	136.00	8,271	USD	1,124,856	33,161	14,986	18,175
Qualcomm, Inc.	Citibank N.A.	2/21/20	90.00	9,283	USD	835,470	28,408	26,735	1,673
Alibaba Group Holding Ltd.	Citibank N.A.	2/21/20	190.00	4,395	USD	835,050	107,661	43,950	63,711
Emerson Electric Co.	Citibank N.A.	3/20/20	78.00	20,470	USD	1,596,660	42,128	44,940	(2,812)
DAX 30 Index	Citibank N.A.	3/20/20	14,000.00	78	EUR	1,092,000	4,459	7,485	(3,026)
Fedex Corp.	Credit Suisse International	1/17/20	162.00	8,213	USD	1,330,506	2,944	112,781	(109,837)
Euro STOXX 50 Index	Credit Suisse International	1/17/20	3,775.00	2,164	EUR	8,169,100	49,541	93,013	(43,472)
BP PLC Sponsored ADR	Credit Suisse International	3/20/20	40.00	27,868	USD	1,114,720	8,531	32,015	(23,484)
Euro STOXX 50 Index	Credit Suisse International	3/20/20	3,600.00	160	EUR	576,000	32,740	14,291	18,449
Euro STOXX 50 Index	Credit Suisse International	3/20/20	3,900.00	354	EUR	1,380,600	7,913	7,398	515
USD Call JPY Put	Deutsche Bank AG	2/26/20	110.00	4,670,000	USD	4,670,000	12,147	20,175	(8,028)
Euro STOXX 50 Index	Goldman Sachs International	1/17/20	3,775.00	369	EUR	1,392,975	8,447	9,891	(1,444)
DAX 30 Index	Goldman Sachs International	1/17/20	13,400.00	79	EUR	1,058,600	6,181	7,244	(1,063)
Euro STOXX 50 Index	Goldman Sachs International	3/20/20	3,800.00	217	EUR	824,600	13,208	7,531	5,677
DAX 30 Index	Goldman Sachs International	3/20/20	13,600.00	61	EUR	829,600	11,045	7,388	3,657
Alphabet, Inc. Class C	JP Morgan Chase Bank N.A.	1/17/20	1,315.00	1,129	USD	1,484,635	38,313	53,130	(14,817)
SPDR Gold Shares (l)	Morgan Stanley & Co. LLC	1/17/20	142.00	9,521	USD	1,351,982	17,820	12,378	5,442
SPDR Gold Shares (l)	Morgan Stanley & Co. LLC	1/17/20	145.00	18,118	USD	2,627,110	12,350	45,425	(33,075)
SPDR Gold Shares (l)	Morgan Stanley & Co. LLC	3/20/20	146.00	31,060	USD	4,534,760	74,991	112,034	(37,043)
Agilent Technologies, Inc.	Nomura International PLC	2/21/20	82.50	8,666	USD	714,945	40,369	21,145	19,224
Lowe’s Cos., Inc.	Nomura International PLC	2/21/20	123.00	10,285	USD	1,265,055	20,936	25,682	(4,746)
The Home Depot Inc.	Nomura International PLC	3/20/20	225.00	5,750	USD	1,293,750	26,172	32,932	(6,760)
Lowe’s Cos., Inc.	Nomura International PLC	4/17/20	125.00	6,236	USD	779,500	21,719	24,944	(3,225)
SPDR Gold Shares (l)	Societe Generale	1/17/20	143.50	11,342	USD	1,627,577	12,814	27,561	(14,747)
SPDR Gold Shares (l)	Societe Generale	2/21/20	141.50	20,761	USD	2,937,682	71,720	41,769	29,951
SPDR Gold Shares (l)	Societe Generale	2/21/20	143.00	26,088	USD	3,730,584	70,269	44,118	26,151

The accompanying notes are an integral part of the portfolio of investments.

50

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
Alibaba Group Holding Ltd.	Societe Generale	2/21/20	215.00	3,463	USD	744,545	$23,699	$22,856	$843
Facebook, Inc.	UBS AG	2/21/20	208.00	8,795	USD	1,829,360	68,947	67,866	1,081
							945,351	1,038,363	(93,012)
Put
USD Put JPY Call	Bank of America N.A.	3/11/20	99.00	3,435,500	USD	3,435,500	$1,354	$11,004	$(9,650)
USD Put RUB Call	Bank of America N.A.	4/30/20	63.00	1,446,749	USD	1,446,749	29,077	16,632	12,445
USD Put IDR Call	Bank of America N.A.	5/04/20	14,000.00	1,446,749	USD	1,446,749	19,618	13,939	5,679
EUR Put USD Call	Bank of America N.A.	7/23/20	1.12	819,000	EUR	819,000	7,703	11,418	(3,715)
USD Put TRY Call	Citibank N.A.	5/04/20	5.70	2,893,499	USD	2,893,499	14,601	43,215	(28,614)
USD Put ZAR Call	Citibank N.A.	5/04/20	14.40	2,893,499	USD	2,893,499	112,846	53,602	59,244
USD Put MXN Call	Citibank N.A.	5/04/20	19.00	1,447,000	USD	1,447,000	17,280	17,849	(569)
USD Put BRL Call	JP Morgan Chase Bank N.A.	5/04/20	3.93	1,447,000	USD	1,447,000	17,658	22,327	(4,669)
USD Put JPY Call	Morgan Stanley & Co. LLC	1/08/20	108.00	6,863,000	USD	6,863,000	9,450	31,329	(21,879)
EUR Put USD Call	Morgan Stanley & Co. LLC	3/17/20	1.08	7,840,000	EUR	7,840,000	4,529	46,994	(42,465)
USD Put JPY Call	UBS AG	3/11/20	102.00	6,871,000	USD	6,871,000	6,637	48,268	(41,631)
							240,753	316,577	(75,824)
							$1,186,104	$1,354,940	$(168,836)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Consumer Discretionary Select Sector SPDR Fund ETF	1/17/20	126.00	629	USD	7,925,400	$64,158	$48,583	$15,575
Johnson & Johnson	1/17/20	135.00	22	USD	297,000	24,662	3,327	21,335
iShares Russell 2000 ETF	1/17/20	167.00	76	USD	1,269,200	11,020	10,658	362
SPDR S&P 500 Trust ETF	1/17/20	310.00	157	USD	4,867,000	208,810	34,263	174,547
SPDR S&P 500 Trust ETF	1/17/20	321.00	518	USD	16,627,800	204,610	113,332	91,278
SPDR S&P 500 Trust ETF	1/17/20	323.00	453	USD	14,631,900	124,122	162,754	(38,632)
SPDR S&P 500 Trust ETF	1/17/20	330.00	484	USD	15,972,000	15,972	30,544	(14,572)
Halliburton Co.	2/21/20	22.00	138	USD	303,600	39,606	12,039	27,567
Halliburton Co.	2/21/20	23.00	130	USD	299,000	25,350	16,951	8,399
The Williams Cos., Inc.	2/21/20	23.00	128	USD	294,400	16,000	10,655	5,345
Schlumberger Ltd.	2/21/20	37.50	159	USD	596,250	55,491	25,822	29,669
Valero Energy Corp.	3/20/20	100.00	61	USD	610,000	10,065	17,167	(7,102)
BP PLC Sponsored ADR	4/17/20	39.00	157	USD	612,300	11,618	12,502	(884)
Marathon Petroleum Corp.	4/17/20	62.50	98	USD	612,500	29,890	34,762	(4,872)
						841,374	533,359	308,015
Put
Fedex Corp.	1/17/20	130.00	46	USD	598,000	$552	$773	$(221)
SPDR S&P 500 Trust ETF	1/17/20	302.00	295	USD	8,909,000	12,390	69,100	(56,710)
SPDR S&P 500 Trust ETF	1/17/20	303.00	88	USD	2,666,400	3,784	25,166	(21,382)
						16,726	95,039	(78,313)
						$858,100	$628,398	$229,702

The accompanying notes are an integral part of the portfolio of investments.

51

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 8/17/30	Bank of America N.A.	8/13/20	3-Month USD LIBOR BBA	Quarterly	1.08%	Semi-Annually	USD	3,353,261	$6,601	$30,167	$(23,566)
5-Year Interest Rate Swap, 1/06/25	Goldman Sachs International	1/02/20	3-Month USD LIBOR BBA	Quarterly	1.30%	Semi-Annually	USD	30,778,388	-	207,987	(207,987)
									6,601	238,154	(231,553)
Put
10-Year Interest Rate Swap, 8/17/30	Bank of America N.A.	8/13/20	2.08%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,353,261	$39,834	$28,858	$10,976
10-Year Interest Rate Swap, 1/08/30	Morgan Stanley & Co. LLC	1/06/20	1.86%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	17,542,931	87,694	106,135	(18,441)
									127,528	134,993	(7,465)
									$134,129	$373,147	$(239,018)

(#) Interest Rate Caps Purchased

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
2Y-10Y CMS Index Cap	Goldman Sachs International	2/27/20	0.50%	USD	45,250,000	$967	$58,825	$(57,858)
2Y-10Y CMS Index Cap	Goldman Sachs International	8/27/20	0.50%	USD	45,685,000	14,429	116,497	(102,068)
						$15,396	$175,322	$(159,926)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Qualcomm, Inc.	Citibank N.A.	1/17/20	86.00	10,307	USD	886,402	$(36,404)	$(15,409)	$(20,995)
JP Morgan Chase & Co.	Citibank N.A.	1/17/20	146.00	8,271	USD	1,207,566	(2,120)	(3,314)	1,194
Qualcomm, Inc.	Citibank N.A.	2/21/20	100.00	9,283	USD	928,300	(4,700)	(6,870)	2,170
Alibaba Group Holding Ltd.	Citibank N.A.	2/21/20	205.00	4,395	USD	900,975	(55,625)	(20,283)	(35,342)
Emerson Electric Co.	Citibank N.A.	3/20/20	88.00	20,470	USD	1,801,360	(3,017)	(5,248)	2,231
Comcast Corp. Class A	Citibank N.A.	6/19/20	40.00	27,454	USD	1,098,160	(164,973)	(158,410)	(6,563)
Fedex Corp.	Credit Suisse International	1/17/20	190.00	8,213	USD	1,560,470	(25)	(35,908)	35,883
BP PLC Sponsored ADR	Credit Suisse International	3/20/20	43.00	27,868	USD	1,198,324	(1,387)	(9,754)	8,367
SPDR Gold Shares (l)	Morgan Stanley & Co. LLC	1/17/20	155.00	10,353	USD	1,604,715	(580)	(9,719)	9,139
UnitedHealth Group, Inc.	Morgan Stanley & Co. LLC	1/17/20	275.00	1,890	USD	519,750	(37,797)	(3,355)	(34,442)
USD Call ZAR Put	Morgan Stanley & Co. LLC	3/05/20	15.65	1,457,000	USD	1,457,000	(3,554)	(13,405)	9,851
EUR Call USD Put	Morgan Stanley & Co. LLC	3/17/20	1.15	7,840,000	EUR	7,840,000	(25,353)	(45,648)	20,295
SPDR Gold Shares (l)	Morgan Stanley & Co. LLC	3/20/20	158.00	10,353	USD	1,635,774	(6,701)	(16,549)	9,848
Raytheon Co.	Nomura Internationa PLC	1/17/20	235.00	2,511	USD	590,085	(232)	(3,114)	2,882
Agilent Technologies, Inc.	Nomura Internationa PLC	2/21/20	88.50	8,666	USD	766,941	(13,631)	(5,372)	(8,259)
Lowe’s Cos., Inc.	Nomura Internationa PLC	2/21/20	130.00	10,285	USD	1,337,050	(4,205)	(8,405)	4,200
The Home Depot, Inc.	Nomura Internationa PLC	3/20/20	240.00	5,750	USD	1,380,000	(6,576)	(8,987)	2,411

The accompanying notes are an integral part of the portfolio of investments.

52

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
Lowe’s Cos., Inc.	Nomura Internationa PLC	4/17/20	135.00	6,236	USD	841,860	$(5,952)	$(7,920)	$1,968
Alibaba Group Holding Ltd.	Societe Generale	2/21/20	235.00	3,463	USD	813,805	(4,585)	(5,586)	1,001
Facebook, Inc.	UBS AG	2/21/20	223.00	8,795	USD	1,961,285	(24,724)	(24,144)	(580)
							(402,141)	(407,400)	5,259
Put
DJ Euro STOXX Banks Index	Barclays Bank PLC	6/18/21	103.00	7,986	EUR	822,558	$(175,878)	$(197,173)	$21,295
Topix Banks Index	BNP Paribas SA	3/13/20	155.80	538,108	JPY	83,836,365	(32,995)	(47,412)	14,417
JP Morgan Chase & Co.	Citibank N.A.	1/17/20	120.00	6,204	USD	744,480	(373)	(3,909)	3,536
Qualcomm, Inc.	Citibank N.A.	2/21/20	76.00	4,642	USD	352,792	(2,838)	(8,449)	5,611
Emerson Electric Co.	Citibank N.A.	3/20/20	65.00	10,235	USD	665,275	(5,113)	(9,063)	3,950
Fedex Corp.	Credit Suisse International	1/17/20	130.00	4,637	USD	602,810	(330)	(22,605)	22,275
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	3/13/20	3,832.77	20,764	JPY	79,583,734	(10,236)	(46,100)	35,864
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	9/11/20	3,820.96	11,088	JPY	42,366,804	(19,025)	(28,576)	9,551
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	12/11/20	3,786.60	11,181	JPY	42,337,938	(25,102)	(34,358)	9,256
USD Put ZAR Call	Morgan Stanley & Co. LLC	3/05/20	14.20	1,457,000	USD	1,457,000	(37,245)	(12,268)	(24,977)
SPDR Gold Shares (l)	Morgan Stanley & Co. LLC	3/20/20	134.00	10,353	USD	1,387,302	(3,730)	(16,791)	13,061
Topix Banks Index	Morgan Stanley & Co. LLC	4/10/20	157.82	477,857	JPY	75,413,576	(41,070)	(45,285)	4,215
Agilent Technologies, Inc.	Nomura Internationa PLC	2/21/20	75.00	4,333	USD	324,975	(2,381)	(7,973)	5,592
The Home Depot, Inc.	Nomura Internationa PLC	3/20/20	205.00	2,875	USD	589,375	(9,605)	(8,120)	(1,485)
BP PLC Sponsored ADR	Nomura International PLC	4/17/20	34.50	49,859	USD	1,720,136	(27,852)	(76,857)	49,005
SPDR Gold Shares (l)	Societe Generale	2/21/20	133.50	10,381	USD	1,385,864	(1,288)	(12,218)	10,930
Alibaba Group Holding Ltd.	Societe Generale	2/21/20	190.00	3,463	USD	657,970	(6,163)	(11,774)	5,611
USD Put JPY Call	UBS AG	3/11/20	99.00	6,871,000	USD	6,871,000	(2,707)	(25,079)	22,372
DJ Euro STOXX Banks Index	UBS AG	9/17/21	103.00	8,131	EUR	837,493	(188,232)	(211,576)	23,344
							(592,163)	(825,586)	233,423
							$(994,304)	$(1,232,986)	$238,682

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
The Charles Schwab Corp.	1/17/20	47.00	30	USD	141,000	$(4,350)	$(1,853)	$(2,497)
Agilent Technologies, Inc.	1/17/20	82.50	28	USD	231,000	(9,100)	(1,927)	(7,173)
HCA Healthcare, Inc.	1/17/20	145.00	16	USD	232,000	(6,880)	(1,996)	(4,884)
Halliburton Co.	2/21/20	24.00	138	USD	331,200	(19,872)	(4,935)	(14,937)
Halliburton Co.	2/21/20	25.00	130	USD	325,000	(12,740)	(7,208)	(5,532)
The Williams Cos., Inc.	2/21/20	25.00	128	USD	320,000	(2,944)	(2,145)	(799)
Schlumberger Ltd.	2/21/20	42.50	159	USD	675,750	(14,469)	(5,796)	(8,673)
Bristol-Myers Squibb Co.	3/20/20	65.00	50	USD	325,000	(10,950)	(4,688)	(6,262)
Valero Energy Corp.	3/20/20	110.00	61	USD	671,000	(1,647)	(4,236)	2,589
BP PLC Sponsored ADR	4/17/20	43.00	157	USD	675,100	(1,256)	(1,922)	666
Marathon Petroleum Corp.	4/17/20	70.00	98	USD	686,000	(8,820)	(12,641)	3,821
						(93,028)	(49,347)	(43,681)

The accompanying notes are an integral part of the portfolio of investments.

53

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
United Rentals, Inc.	1/17/20	135.00	28	USD	378,000	$(196)	$(5,221)	$5,025
United Rentals, Inc.	1/17/20	140.00	20	USD	280,000	(180)	(5,755)	5,575
Mcdonald’s Corp.	1/17/20	190.00	81	USD	1,539,000	(3,078)	(22,111)	19,033
The Home Depot, Inc.	1/17/20	210.00	24	USD	504,000	(1,560)	(11,484)	9,924
						(5,014)	(44,571)	39,557
						$(98,042)	$(93,918)	$(4,124)

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
2-Year Interest Rate Swap, 8/17/22	Bank of America N.A.	8/13/20	0.88%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	16,561,103	$(6,468)	$(36,184)	$29,716
5-Year Interest Rate Swap, 1/06/25	Goldman Sachs International	1/02/20	1.10%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	30,778,388	-	(111,931)	111,931
									(6,468)	(148,115)	141,647
Put
2-Year Interest Rate Swap, 8/17/22	Bank of America N.A.	8/13/20	3-Month USD LIBOR BBA	Quarterly	1.88%	Semi-Annually	USD	16,561,103	$(21,844)	$(31,674)	$9,830
10-Year Interest Rate Swap, 1/08/30	Morgan Stanley & Co. LLC	1/06/20	3-Month USD LIBOR BBA	Quarterly	2.01%	Semi-Annually	USD	17,542,931	(5,473)	(43,858)	38,385
									(27,317)	(75,532)	48,215
									$(33,785)	$(223,647)	$189,862

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	2/07/20	AUD	2,120,000	USD	1,459,185	$29,834
Bank of America N.A.	3/27/20	AUD	1,709,000	USD	1,182,346	19,436
Bank of America N.A.	3/27/20	NOK	53,994	CAD	7,881	81
Bank of America N.A.	3/27/20	CAD	1,563,000	NOK	10,692,483	(14,205)
Bank of America N.A.	4/30/20	USD	1,445,929	RUB	94,665,000	(59,130)
Barclays Bank PLC	2/28/20	JPY	448,429,000	USD	4,156,366	(17,501)
BNP Paribas SA	1/15/20	BRL	1,246,750	USD	301,109	8,690
BNP Paribas SA	3/05/20	EUR	2,805,000	USD	3,106,804	51,745
BNP Paribas SA	3/05/20	USD	577,267	ZAR	8,637,668	(34,430)
BNP Paribas SA	4/30/20	RUB	33,132,750	USD	508,171	18,600
Citibank N.A.	1/15/20	BRL	2,493,500	USD	603,827	15,771
Citibank N.A.	2/28/20	USD	1,350,447	INR	98,137,000	(16,788)
Citibank N.A.	3/05/20	USD	1,418,819	SGD	1,935,000	(20,665)
Citibank N.A.	5/04/20	USD	1,439,480	MXN	28,749,000	(53,972)
Credit Suisse International	1/15/20	USD	1,235,170	BRL	4,987,000	(4,027)
Credit Suisse International	1/24/20	USD	1,800,493	BRL	7,488,000	(59,768)
Credit Suisse International	2/14/20	USD	437,993	BRL	1,825,074	(15,070)
Credit Suisse International	5/04/20	BRL	5,889,000	USD	1,434,942	21,057
Credit Suisse International	5/04/20	USD	1,396,987	BRL	5,889,000	(59,012)
Deutsche Bank AG	1/15/20	BRL	1,246,750	USD	301,942	7,857
Deutsche Bank AG	1/16/20	USD	91,141	GBP	74,400	(7,446)
Deutsche Bank AG	1/24/20	USD	1,051,094	JPY	113,576,676	4,805
Deutsche Bank AG	2/14/20	CHF	1,333,000	USD	1,353,386	27,762

The accompanying notes are an integral part of the portfolio of investments.

54

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3/05/20	EUR	2,000	USD	2,216	$36
Deutsche Bank AG	3/05/20	JPY	148,384,000	USD	1,375,067	(5,076)
Deutsche Bank AG	3/06/20	EUR	998,000	USD	1,112,601	11,260
Deutsche Bank AG	3/06/20	CHF	1,339,000	USD	1,362,599	26,809
Deutsche Bank AG	3/06/20	USD	1,529,415	BRL	6,437,000	(66,900)
Goldman Sachs International	3/26/20	EUR	3,487,000	USD	3,911,592	20,136
Goldman Sachs International	3/26/20	USD	2,775,297	JPY	302,317,000	(19,427)
Goldman Sachs International	5/04/20	MXN	28,749,000	USD	1,462,458	30,994
HSBC Bank PLC	3/27/20	NOK	10,651,850	CAD	1,555,119	15,646
HSBC Bank PLC	4/03/20	ZAR	22,586,000	USD	1,555,178	38,269
JP Morgan Chase Bank N.A.	1/10/20	USD	2,779,220	GBP	2,250,000	(201,737)
JP Morgan Chase Bank N.A.	1/16/20	GBP	9,301,000	USD	11,406,235	918,494
JP Morgan Chase Bank N.A.	1/24/20	JPY	342,004,000	USD	3,170,809	(20,207)
JP Morgan Chase Bank N.A.	1/24/20	USD	473,199	JPY	51,058,215	2,842
JP Morgan Chase Bank N.A.	1/30/20	ZAR	12,031,000	USD	813,661	42,261
JP Morgan Chase Bank N.A.	4/30/20	RUB	61,532,250	USD	946,650	31,638
JP Morgan Chase Bank N.A.	5/04/20	IDR	20,830,918,000	USD	1,456,198	27,282
JP Morgan Chase Bank N.A.	5/04/20	USD	1,445,588	IDR	20,830,918,000	(37,892)
Morgan Stanley & Co. LLC	1/16/20	USD	233,637	GBP	187,000	(14,156)
Morgan Stanley & Co. LLC	1/24/20	USD	574,568	JPY	62,198,083	1,588
Morgan Stanley & Co. LLC	2/07/20	AUD	2,118,000	USD	1,463,714	23,900
Morgan Stanley & Co. LLC	3/05/20	USD	22	ZAR	332	(2)
Morgan Stanley & Co. LLC	3/05/20	USD	1,237,740	CLP	993,905,000	(84,936)
Morgan Stanley & Co. LLC	3/11/20	AUD	3,436,000	USD	2,352,700	62,565
Morgan Stanley & Co. LLC	3/12/20	NZD	884,000	USD	576,966	18,714
Morgan Stanley & Co. LLC	3/12/20	USD	580,218	NZD	884,000	(15,462)
Morgan Stanley & Co. LLC	3/13/20	NOK	8,507,000	USD	928,107	41,090
Morgan Stanley & Co. LLC	3/13/20	NZD	1,771,000	USD	1,158,045	35,353
Morgan Stanley & Co. LLC	3/13/20	EUR	3,540,000	USD	3,936,112	52,094
Morgan Stanley & Co. LLC	3/13/20	JPY	264,963,000	USD	2,452,082	(4,613)
Morgan Stanley & Co. LLC	3/13/20	USD	1,162,419	NZD	1,771,000	(30,979)
Morgan Stanley & Co. LLC	3/19/20	EUR	1,782,000	USD	1,989,298	19,086
Morgan Stanley & Co. LLC	3/19/20	AUD	1,731,000	USD	1,197,281	19,731
Morgan Stanley & Co. LLC	3/20/20	EUR	1,264,000	USD	1,411,397	13,271
Morgan Stanley & Co. LLC	3/20/20	AUD	1,709,000	USD	1,180,648	20,926
Morgan Stanley & Co. LLC	3/26/20	AUD	1,729,000	USD	1,187,815	28,001
Morgan Stanley & Co. LLC	3/27/20	AUD	430,000	USD	297,166	5,214
State Street Bank and Trust Co.	1/09/20	JPY	293,992,000	USD	2,732,488	(26,428)
State Street Bank and Trust Co.	2/27/20	GBP	2,033,000	USD	2,635,465	61,562
UBS AG	1/24/20	EUR	2,615,000	USD	2,921,818	15,256
UBS AG	3/12/20	EUR	1,978,000	USD	2,206,526	21,772
						$921,599

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	3/06/20	11	$1,755,219	$2,552
DAX Index	3/20/20	1	369,728	1,737
FTSE 100 Index	3/20/20	6	595,203	787
Mini MSCI Emerging Market Index	3/20/20	15	834,116	6,034
Nasdaq 100 E Mini Index	3/20/20	27	4,701,468	24,747
U.S. Treasury Note 10 Year	3/20/20	16	2,075,929	(21,179)
U.S. Treasury Ultra 10 Year	3/20/20	8	1,124,261	1,364
U.S. Treasury Ultra Bond	3/20/20	4	724,755	1,870
U.S. Treasury Note 2 Year	3/31/20	437	94,207,002	(33,502)
				$(15,590)

The accompanying notes are an integral part of the portfolio of investments.

55

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Short
Euro-Bund	3/06/20	23	$(4,423,930)	$25,442
Yen Denom Nikkei	3/12/20	13	(1,395,363)	(5,976)
Euro Stoxx 50 Index	3/20/20	14	(584,469)	(1,126)
S&P 500 E Mini Index	3/20/20	28	(4,520,979)	(2,561)
U.S. Treasury Note 5 Year	3/31/20	72	(8,536,203)	(3,672)
				$12,107

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 33	1.000%	Quarterly	12/20/24	USD	23,180,083	$(600,967)	$(546,557)	$(54,410)
CDX.NA.HY Series 33	5.000%	Quarterly	12/20/24	USD	536,061	(51,641)	(38,518)	(13,123)
						$(652,608)	$(585,075)	$(67,533)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
TUI AG	5.000%	Quarterly	Credit Suisse International	12/20/24	EUR	258,000	$(31,098)	$(25,490)	$(5,608)

Centrally Cleared Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 32†	5.000%	Quarterly	12/20/24	BB-	EUR	1,067,556	$163,170	$160,912	$2,258

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CDOR	Semi-Annually	Fixed 1.908%	Semi-Annually	7/09/21	CAD	18,033,107	$(18,122)	$139	$(18,261)
3-Month CDOR	Semi-Annually	Fixed 1.905%	Semi-Annually	7/09/21	CAD	1,104,892	(1,143)	8	(1,151)
Fixed 1.550%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/27/24	USD	5,381,182	43,351	70	43,281
Fixed 1.555%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/08/24	USD	8,181,222	62,973	99	62,874
3-Month USD LIBOR BBA	Quarterly	Fixed 1.280%	Semi-Annually	11/29/24	USD	4,057,000	(84,397)	49	(84,446)
Fixed 1.530%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/02/24	USD	8,114,516	73,372	99	73,273
3-Month USD LIBOR BBA	Quarterly	Fixed 1.750%	Semi-Annually	11/08/29	USD	1,975,000	(25,638)	35	(25,673)
							$50,396	$499	$49,897

The accompanying notes are an integral part of the portfolio of investments.

56

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/Reference		Frequency	Rate/Reference	Frequency	No. of Contracts	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
USD	157,788	Maturity	S&P 500 Dividend Index Future December 2021	Maturity	3,250	BNP Paribas SA	12/17/21	$44,850	$-	$44,850
USD	131,931	Maturity	S&P 500 Dividend Index Future December 2020	Maturity	2,750	Goldman Sachs International	12/18/20	35,269	-	35,269
EUR	536,808	Quarterly	Euro STOXX Bank Futures March 2020	Quarterly	5,450	Morgan Stanley & Co. LLC	3/20/20	(9,763)	-	(9,763)
								$70,356	$-	$70,356

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %
Equity Securities Short	J.P. Morgan Chase Bank N.A.	01/10/2020	USD	754,484	$807,214	$(52,730)	0.1%
Equity Securities Short	Citigroup Global Markets Inc.	01/22/2020	USD	621,116	630,065	(8,949)	0.1%
					$1,437,279	$(61,679)

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (17.5) – 17.5 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR

1 week USD LIBOR

Federal Funds Rate

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases.Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Abbreviation Legend

CDOR	Canadian Dollar Offered Rate

The accompanying notes are an integral part of the portfolio of investments.

57

MassMutual Select Diversified Value Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 96.9%
Basic Materials — 2.6%
Chemicals — 2.3%
Celanese Corp.	3,574	$440,031
CF Industries Holdings, Inc.	34,448	1,644,548
Dow, Inc.	34,865	1,908,161
DuPont de Nemours, Inc.	42,852	2,751,098
Eastman Chemical Co.	3,954	313,394
FMC Corp.	3,803	379,616
Huntsman Corp.	5,500	132,880
LyondellBasell Industries NV Class A	11,375	1,074,710
		8,644,438
Forest Products & Paper — 0.1%
International Paper Co.	11,470	528,193
Iron & Steel — 0.2%
Nucor Corp.	8,821	496,446
Reliance Steel & Aluminum Co.	1,805	216,167
Steel Dynamics, Inc.	6,200	211,048
		923,661
		10,096,292
Communications — 7.0%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	9,490	219,219
Omnicom Group, Inc.	6,278	508,643
		727,862
Internet — 0.2%
eBay, Inc.	23,600	852,196
Media — 3.2%
Comcast Corp. Class A	195,224	8,779,224
Fox Corp. Class B	86,483	3,147,981
The Walt Disney Co.	3,051	441,266
		12,368,471
Telecommunications — 3.4%
Cisco Systems, Inc.	55,168	2,645,857
Juniper Networks, Inc.	9,601	236,473
Verizon Communications, Inc.	162,343	9,967,860
		12,850,190
		26,798,719
Consumer, Cyclical — 5.1%
Airlines — 0.8%
Alaska Air Group, Inc.	3,578	242,409
Delta Air Lines, Inc.	18,881	1,104,161
JetBlue Airways Corp. (a)	8,254	154,515
Southwest Airlines Co.	15,314	826,650
United Airlines Holdings, Inc. (a)	7,316	644,466
		2,972,201
Apparel — 0.1%
Ralph Lauren Corp.	1,363	159,771
Skechers U.S.A., Inc. Class A (a)	3,300	142,527
		302,298
Auto Manufacturers — 1.0%
Cummins, Inc.	4,390	785,634
Ford Motor Co.	113,046	1,051,328
General Motors Co.	35,379	1,294,871
PACCAR, Inc.	10,078	797,170
		3,929,003
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	3,564	172,212
Aptiv PLC	7,306	693,851
BorgWarner, Inc.	6,024	261,321
		1,127,384
Distribution & Wholesale — 0.2%
HD Supply Holdings, Inc. (a)	4,251	170,975
LKQ Corp. (a)	8,900	317,730
W.W. Grainger, Inc.	1,608	544,340
		1,033,045
Home Builders — 0.4%
D.R. Horton, Inc.	10,778	568,539
Lennar Corp. Class A	8,158	455,135
PulteGroup, Inc.	7,377	286,228
Toll Brothers, Inc.	4,119	162,742
		1,472,644
Home Furnishing — 0.1%
Whirlpool Corp.	1,834	270,570
Housewares — 0.1%
Newell Brands, Inc.	12,400	238,328
Leisure Time — 0.3%
Harley-Davidson, Inc.	4,454	165,644
Norwegian Cruise Line Holdings Ltd. (a)	6,114	357,119
Polaris, Inc.	1,789	181,942
Royal Caribbean Cruises Ltd.	5,214	696,121
		1,400,826
Lodging — 0.6%
Hyatt Hotels Corp. Class A	947	84,955
Las Vegas Sands Corp.	32,412	2,237,725
		2,322,680
Retail — 1.1%
AutoZone, Inc. (a)	677	806,517
Best Buy Co., Inc.	7,544	662,363
CarMax, Inc. (a)	4,457	390,745
Genuine Parts Co.	4,223	448,610
Target Corp.	13,386	1,716,219

The accompanying notes are an integral part of the portfolio of investments.

58

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Williams-Sonoma, Inc. (b)	2,300	$168,912
		4,193,366
Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,100	286,398
		19,548,743
Consumer, Non-cyclical — 19.2%
Agriculture — 2.0%
Archer-Daniels-Midland Co.	16,147	748,413
Philip Morris International, Inc.	80,818	6,876,804
		7,625,217
Beverages — 0.1%
Molson Coors Brewing Co. Class B	4,105	221,260
Biotechnology — 2.6%
Amgen, Inc.	17,289	4,167,859
Bio-Rad Laboratories, Inc. Class A (a)	686	253,841
Corteva, Inc.	37,767	1,116,393
Gilead Sciences, Inc.	67,792	4,405,124
		9,943,217
Commercial Services — 0.3%
AMERCO	541	203,319
H&R Block, Inc. (b)	5,072	119,091
ManpowerGroup, Inc.	1,744	169,342
Quanta Services, Inc.	4,129	168,092
Robert Half International, Inc.	2,997	189,260
United Rentals, Inc. (a)	2,195	366,060
		1,215,164
Foods — 1.8%
Campbell Soup Co.	7,373	364,374
The J.M. Smucker Co.	2,823	293,959
Kellogg Co.	9,921	686,136
The Kraft Heinz Co.	35,500	1,140,615
Tyson Foods, Inc. Class A	47,458	4,320,576
US Foods Holding Corp. (a)	2,436	102,044
		6,907,704
Health Care – Products — 0.1%
Henry Schein, Inc. (a)	4,209	280,824
Health Care – Services — 2.7%
Anthem, Inc.	19,750	5,965,093
DaVita, Inc. (a)	4,100	307,623
Encompass Health Corp.	2,900	200,883
HCA Healthcare, Inc.	9,888	1,461,545
Humana, Inc.	3,500	1,282,820
Laboratory Corp. of America Holdings (a)	2,897	490,086
Quest Diagnostics, Inc.	3,984	425,451
Universal Health Services, Inc. Class B	2,400	344,304
		10,477,805
Household Products & Wares — 1.1%
Avery Dennison Corp.	1,985	259,678
Kimberly-Clark Corp.	27,561	3,791,015
		4,050,693
Pharmaceuticals — 8.5%
AmerisourceBergen Corp.	5,953	506,124
Becton Dickinson and Co.	7,966	2,166,513
Cardinal Health, Inc.	8,500	429,930
CVS Health Corp.	52,929	3,932,095
Jazz Pharmaceuticals PLC (a)	1,700	253,776
Johnson & Johnson	101,853	14,857,297
McKesson Corp.	5,218	721,754
Merck & Co., Inc.	73,967	6,727,299
Perrigo Co. PLC	4,000	206,640
Pfizer, Inc.	72,976	2,859,200
		32,660,628
		73,382,512
Energy — 8.5%
Oil & Gas — 7.7%
Chevron Corp.	54,282	6,541,524
ConocoPhillips	28,576	1,858,297
Exxon Mobil Corp.	114,780	8,009,349
Hess Corp.	4,615	308,328
HollyFrontier Corp.	4,600	233,266
Noble Energy, Inc.	13,000	322,920
Occidental Petroleum Corp.	71,716	2,955,417
Phillips 66	12,842	1,430,727
Total SA	120,607	6,665,014
Valero Energy Corp.	12,000	1,123,800
		29,448,642
Pipelines — 0.8%
TC Energy Corp.	56,426	3,008,070
		32,456,712
Financial — 30.6%
Banks — 18.9%
Bank of America Corp.	260,184	9,163,680
The Bank of New York Mellon Corp.	26,832	1,350,455
Citigroup, Inc.	63,600	5,081,004
Citizens Financial Group, Inc.	12,642	513,392
Commerce Bancshares, Inc.	3,311	224,949
Cullen/Frost Bankers, Inc.	1,669	163,195
Fifth Third Bancorp	92,810	2,852,979
The Goldman Sachs Group, Inc.	10,300	2,368,279
Huntington Bancshares, Inc.	29,991	452,264
JP Morgan Chase & Co.	123,198	17,173,801
KeyCorp	28,720	581,293
M&T Bank Corp.	3,925	666,269
Morgan Stanley	142,594	7,289,405
Northern Trust Corp.	6,133	651,570
The PNC Financial Services Group, Inc.	12,726	2,031,451

The accompanying notes are an integral part of the portfolio of investments.

59

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Popular, Inc.	2,846	$167,203
Regions Financial Corp.	28,135	482,797
Signature Bank	1,428	195,079
State Street Corp.	57,421	4,542,001
SVB Financial Group (a)	1,500	376,560
US Bancorp	45,354	2,689,039
Wells Fargo & Co.	240,984	12,964,939
Western Alliance Bancorp	3,000	171,000
Zions Bancorp NA	4,908	254,823
		72,407,427
Diversified Financial Services — 3.5%
Ally Financial, Inc.	11,098	339,155
American Express Co.	23,832	2,966,846
Ameriprise Financial, Inc.	4,141	689,808
BlackRock, Inc.	3,945	1,983,151
Capital One Financial Corp.	13,485	1,387,741
The Charles Schwab Corp.	31,122	1,480,162
Credit Acceptance Corp. (a) (b)	551	243,724
Discover Financial Services	9,400	797,308
Eaton Vance Corp.	3,300	154,077
Franklin Resources, Inc.	12,726	330,621
LPL Financial Holdings, Inc.	2,385	220,016
OneMain Holdings, Inc.	4,000	168,600
Raymond James Financial, Inc.	4,084	365,355
Santander Consumer USA Holdings, Inc.	9,858	230,381
SEI Investments Co.	3,699	242,211
Synchrony Financial	18,802	677,060
T. Rowe Price Group, Inc.	6,775	825,466
The Western Union Co. (b)	11,575	309,979
		13,411,661
Insurance — 7.4%
Aflac, Inc.	21,286	1,126,029
Alleghany Corp. (a)	451	360,606
The Allstate Corp.	9,439	1,061,416
American Financial Group, Inc.	4,221	462,833
American International Group, Inc.	97,050	4,981,576
Arch Capital Group Ltd. (a)	11,830	507,389
Assurant, Inc.	1,800	235,944
Athene Holding Ltd. Class A (a)	4,125	193,999
Chubb Ltd.	43,415	6,757,979
Cincinnati Financial Corp.	4,141	435,426
Equitable Holdings, Inc.	13,500	334,530
Everest Re Group Ltd.	1,093	302,586
Fidelity National Financial, Inc.	5,565	252,373
Globe Life, Inc.	6,683	703,386
The Hanover Insurance Group, Inc.	1,000	136,670
The Hartford Financial Services Group, Inc.	8,768	532,831
Lincoln National Corp.	5,204	307,088
Loews Corp.	8,691	456,191
Markel Corp. (a)	446	509,854
MetLife, Inc.	60,729	3,095,357
Old Republic International Corp.	6,200	138,694
Principal Financial Group, Inc.	8,077	444,235
The Progressive Corp.	11,916	862,599
Prudential Financial, Inc.	11,737	1,100,226
Reinsurance Group of America, Inc.	1,859	303,128
The Travelers Cos., Inc.	15,461	2,117,384
Voya Financial, Inc.	4,357	265,690
W.R. Berkley Corp.	4,582	316,616
		28,302,635
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	9,776	599,171
The Howard Hughes Corp. (a)	361	45,775
		644,946
Real Estate Investment Trusts (REITS) — 0.6%
SL Green Realty Corp.	24,436	2,245,180
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	13,591	163,364
		117,175,213
Industrial — 10.6%
Aerospace & Defense — 3.9%
The Boeing Co.	12,308	4,009,454
General Dynamics Corp.	8,448	1,489,805
L3 Harris Technologies, Inc.	17,050	3,373,683
Lockheed Martin Corp.	8,222	3,201,482
Northrop Grumman Corp.	4,905	1,687,173
Raytheon Co.	6,332	1,391,394
		15,152,991
Building Materials — 0.7%
Fortune Brands Home & Security, Inc.	4,084	266,849
Johnson Controls International PLC	44,675	1,818,719
Masco Corp.	8,238	395,342
Owens Corning	3,217	209,491
		2,690,401
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	1,147	158,286
Emerson Electric Co.	15,498	1,181,877
Hubbell, Inc.	1,608	237,695
		1,577,858
Electronics — 0.2%
Arrow Electronics, Inc. (a)	2,356	199,647
Gentex Corp.	6,893	199,759
Sensata Technologies Holding PLC (a)	4,625	249,149
		648,555
Engineering & Construction — 0.0%
AECOM (a)	4,287	184,898

The accompanying notes are an integral part of the portfolio of investments.

60

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.1%
Pentair PLC	4,251	$194,993
Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	1,600	154,768
Snap-on, Inc.	1,589	269,177
Stanley Black & Decker, Inc.	4,154	688,484
		1,112,429
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	16,060	2,371,741
Oshkosh Corp.	1,969	186,366
		2,558,107
Machinery – Diversified — 0.6%
AGCO Corp.	2,250	173,813
Crane Co.	1,038	89,662
Deere & Co.	9,170	1,588,794
Dover Corp.	3,703	426,808
		2,279,077
Miscellaneous – Manufacturing — 1.4%
A.O. Smith Corp.	3,000	142,920
Eaton Corp. PLC	12,079	1,144,123
General Electric Co.	316,236	3,529,194
Parker-Hannifin Corp.	3,813	784,791
		5,601,028
Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	4,000	290,160
Packaging Corp. of America	2,756	308,644
Sonoco Products Co.	2,336	144,178
		742,982
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,193	299,300
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	3,793	296,613
CSX Corp.	22,600	1,635,336
Knight-Swift Transportation Holdings, Inc.	4,896	175,473
United Parcel Service, Inc. Class B	47,176	5,522,422
		7,629,844
		40,672,463
Technology — 10.0%
Computers — 1.4%
Cognizant Technology Solutions Corp. Class A	14,070	872,621
Hewlett Packard Enterprise Co.	37,528	595,194
International Business Machines Corp.	24,176	3,240,551
Leidos Holdings, Inc.	3,674	359,648
NetApp, Inc.	6,500	404,625
		5,472,639
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	5,531	203,928
Semiconductors — 5.8%
Applied Materials, Inc.	23,158	1,413,564
Broadcom, Inc.	11,500	3,634,230
Intel Corp.	126,287	7,558,277
Lam Research Corp.	3,509	1,026,032
Micron Technology, Inc. (a)	31,800	1,710,204
ON Semiconductor Corp. (a)	11,925	290,732
Qorvo, Inc. (a)	3,303	383,908
QUALCOMM, Inc.	63,041	5,562,107
Skyworks Solutions, Inc.	4,905	592,916
		22,171,970
Software — 2.7%
CDK Global, Inc.	3,132	171,258
Electronic Arts, Inc. (a)	8,500	913,835
Microsoft Corp.	26,104	4,116,601
Oracle Corp.	94,828	5,023,987
		10,225,681
		38,074,218
Utilities — 3.3%
Electric — 3.3%
AES Corp.	13,115	260,989
American Electric Power Co., Inc.	11,736	1,109,169
Edison International	34,145	2,574,874
Evergy, Inc.	6,600	429,594
Eversource Energy	7,134	606,889
NRG Energy, Inc.	7,200	286,200
OGE Energy Corp.	4,105	182,549
Pinnacle West Capital Corp.	2,778	249,826
Public Service Enterprise Group, Inc.	14,693	867,622
The Southern Co.	79,578	5,069,119
Vistra Energy Corp.	14,000	321,860
WEC Energy Group, Inc.	7,631	703,807
		12,662,498
TOTAL COMMON STOCK (Cost $329,539,609)		370,867,370

PREFERRED STOCK — 1.4%
Consumer, Non-cyclical — 0.3%
Pharmaceuticals — 0.3%
Becton Dickinson and Co. Convertible 6.125%	20,457	1,339,115
Utilities — 1.1%
Electric — 1.1%
Sempra Energy Convertible 6.000%	25,592	3,071,552
Sempra Energy Convertible 6.750%	2,159	257,072

The accompanying notes are an integral part of the portfolio of investments.

61

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Southern Co. Convertible 6.750%	15,436	$832,000
		4,160,624
TOTAL PREFERRED STOCK (Cost $4,797,311)		5,499,739

TOTAL EQUITIES (Cost $334,336,920)		376,367,109

MUTUAL FUNDS — 1.5%
Diversified Financial Services — 1.5%
iShares Russell 1000 Value ETF	42,025	5,735,572

TOTAL MUTUAL FUNDS (Cost $5,730,486)		5,735,572

TOTAL LONG-TERM INVESTMENTS (Cost $340,067,406)		382,102,681

SHORT-TERM INVESTMENTS — 1.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	104

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (c)	$5,247,710	5,247,710

TOTAL SHORT-TERM INVESTMENTS (Cost $5,247,814)		5,247,814

TOTAL INVESTMENTS — 101.2% (Cost $345,315,220) (d)		387,350,495

Other Assets/(Liabilities) — (1.2)%		(4,635,260)

NET ASSETS — 100.0%		$382,715,235

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $783,706 or 0.20% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $799,062 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $5,247,943. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $5,357,672.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

62

MassMutual Select Fundamental Value Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 4.5%
Chemicals — 3.8%
Air Products & Chemicals, Inc.	15,692	$3,687,462
DuPont de Nemours, Inc.	149,626	9,605,989
Element Solutions, Inc. (a)	187,338	2,188,108
FMC Corp.	20,599	2,056,192
Linde PLC	29,848	6,354,639
The Mosaic Co.	104,809	2,268,067
		26,160,457
Mining — 0.7%
Barrick Gold Corp.	284,479	5,288,465
		31,448,922
Communications — 8.3%
Internet — 2.1%
Alphabet, Inc. Class A (a)	5,742	7,690,777
Booking Holdings, Inc. (a)	738	1,515,653
eBay, Inc.	73,227	2,644,227
NortonLifeLock, Inc.	99,549	2,540,491
		14,391,148
Media — 3.5%
Altice USA, Inc. Class A (a)	53,927	1,474,364
Comcast Corp. Class A	361,947	16,276,757
Discovery, Inc. Class A (a) (b)	52,328	1,713,219
Fox Corp. Class A	123,451	4,576,328
		24,040,668
Telecommunications — 2.7%
AT&T, Inc.	139,095	5,435,833
Verizon Communications, Inc.	218,526	13,417,496
		18,853,329
		57,285,145
Consumer, Cyclical — 8.6%
Airlines — 0.4%
Southwest Airlines Co.	47,999	2,590,986
Apparel — 0.2%
PVH Corp.	14,176	1,490,606
Entertainment — 0.4%
SeaWorld Entertainment, Inc. (a)	94,582	2,999,195
Food Services — 0.5%
Aramark	72,610	3,151,274
Home Builders — 1.0%
Lennar Corp. Class A	96,016	5,356,733
Toll Brothers, Inc.	39,057	1,543,142
		6,899,875
Home Furnishing — 0.6%
Whirlpool Corp.	29,008	4,279,550
Leisure Time — 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	47,535	2,776,519
Royal Caribbean Cruises Ltd.	22,713	3,032,413
		5,808,932
Lodging — 1.3%
Las Vegas Sands Corp.	60,683	4,189,554
MGM Resorts International	93,608	3,114,338
Wyndham Destinations, Inc.	26,665	1,378,314
		8,682,206
Retail — 3.1%
Advance Auto Parts, Inc.	18,977	3,039,356
AutoZone, Inc. (a)	4,408	5,251,295
Best Buy Co., Inc.	27,523	2,416,519
Dollar General Corp.	22,709	3,542,150
Lowe’s Cos., Inc.	62,288	7,459,611
		21,708,931
Textiles — 0.3%
Mohawk Industries, Inc. (a)	15,207	2,073,931
		59,685,486
Consumer, Non-cyclical — 18.7%
Beverages — 0.9%
Coca-Cola European Partners PLC	48,449	2,465,085
Molson Coors Brewing Co. Class B	65,592	3,535,409
		6,000,494
Biotechnology — 1.7%
Biogen, Inc. (a)	10,102	2,997,566
Corteva, Inc. (a)	296,666	8,769,447
		11,767,013
Commercial Services — 0.2%
Nielsen Holdings PLC	50,353	1,022,166
Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	70,834	8,847,167
Foods — 0.6%
Mondelez International, Inc. Class A	47,199	2,599,721
Tyson Foods, Inc. Class A	17,516	1,594,657
		4,194,378
Health Care – Products — 3.0%
Envista Holdings Corp. (a)	48,229	1,429,507
Medtronic PLC	139,387	15,813,455
Zimmer Biomet Holdings, Inc.	23,401	3,502,662
		20,745,624
Health Care – Services — 4.5%
Anthem, Inc.	27,981	8,451,101
Humana, Inc.	8,122	2,976,876
Quest Diagnostics, Inc.	21,763	2,324,071
UnitedHealth Group, Inc.	50,137	14,739,275

The accompanying notes are an integral part of the portfolio of investments.

63

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B	19,690	$2,824,727
		31,316,050
Pharmaceuticals — 6.5%
Cigna Corp.	59,041	12,073,294
CVS Health Corp.	174,901	12,993,395
GlaxoSmithKline PLC Sponsored ADR	75,951	3,568,937
Johnson & Johnson	30,764	4,487,545
McKesson Corp.	26,650	3,686,228
Novo Nordisk A/S Sponsored ADR	22,936	1,327,536
Pfizer, Inc.	181,998	7,130,682
		45,267,617
		129,160,509
Energy — 10.5%
Oil & Gas — 10.1%
BP PLC Sponsored ADR	88,747	3,349,312
Chevron Corp.	19,093	2,300,897
Cimarex Energy Co.	54,662	2,869,208
ConocoPhillips	105,537	6,863,071
EOG Resources, Inc.	71,924	6,024,354
Hess Corp.	87,357	5,836,321
Kosmos Energy Ltd.	547,538	3,120,967
Marathon Petroleum Corp.	115,171	6,939,053
Noble Energy, Inc.	151,346	3,759,435
Parsley Energy, Inc. Class A	106,808	2,019,739
Phillips 66	69,240	7,714,028
Total SA Sponsored ADR	96,035	5,310,736
Valero Energy Corp.	145,706	13,645,367
		69,752,488
Oil & Gas Services — 0.4%
Schlumberger Ltd.	76,247	3,065,130
		72,817,618
Financial — 26.2%
Banks — 12.4%
Bank of America Corp.	444,826	15,666,772
The Bank of New York Mellon Corp.	50,730	2,553,241
Citigroup, Inc.	115,802	9,251,422
ING Groep NV	216,596	2,609,982
JP Morgan Chase & Co.	142,987	19,932,388
Northern Trust Corp.	68,440	7,271,065
Truist Financial Corp.	51,840	2,919,629
US Bancorp	136,911	8,117,453
Wells Fargo & Co.	328,965	17,698,317
		86,020,269
Diversified Financial Services — 1.9%
American Express Co.	50,491	6,285,624
Discover Financial Services	24,985	2,119,228
E*TRADE Financial Corp.	43,420	1,969,965
Navient Corp.	66,700	912,456
SLM Corp.	199,380	1,776,476
		13,063,749
Insurance — 8.0%
American International Group, Inc.	159,699	8,197,350
Aon PLC	5,845	1,217,455
Berkshire Hathaway, Inc. Class B (a)	83,043	18,809,239
Chubb Ltd.	98,124	15,273,982
Everest Re Group Ltd.	12,700	3,515,868
Fidelity National Financial, Inc.	38,529	1,747,290
The Travelers Cos., Inc.	24,042	3,292,552
Willis Towers Watson PLC	16,514	3,334,837
		55,388,573
Real Estate Investment Trusts (REITS) — 2.8%
Equity Residential	26,472	2,142,114
Healthpeak Properties, Inc.	187,534	6,464,297
Liberty Property Trust	43,862	2,633,913
MGM Growth Properties LLC Class A (b)	105,004	3,251,974
Simon Property Group, Inc.	33,602	5,005,354
		19,497,652
Savings & Loans — 1.1%
New York Community Bancorp, Inc.	636,027	7,645,045
		181,615,288
Industrial — 11.3%
Aerospace & Defense — 2.9%
General Dynamics Corp.	17,287	3,048,562
Spirit AeroSystems Holdings, Inc. Class A	36,077	2,629,292
United Technologies Corp.	97,381	14,583,779
		20,261,633
Building Materials — 1.2%
CRH PLC Sponsored ADR	93,020	3,751,497
Owens Corning	70,819	4,611,733
		8,363,230
Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.	32,093	2,882,914
Hand & Machine Tools — 1.0%
Stanley Black & Decker, Inc.	39,958	6,622,639
Machinery – Diversified — 1.7%
Deere & Co.	13,470	2,333,812
Dover Corp.	32,288	3,721,515
Westinghouse Air Brake Technologies Corp. (b)	71,379	5,553,286
		11,608,613
Miscellaneous – Manufacturing — 1.7%
Eaton Corp. PLC	29,410	2,785,715

The accompanying notes are an integral part of the portfolio of investments.

64

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Electric Co.	839,558	$9,369,468
		12,155,183
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	19,500	1,524,900
J.B. Hunt Transport Services, Inc.	16,869	1,969,962
Kansas City Southern	28,773	4,406,872
Union Pacific Corp.	16,063	2,904,030
United Parcel Service, Inc. Class B	48,903	5,724,585
		16,530,349
		78,424,561
Technology — 7.0%
Semiconductors — 4.7%
Broadcom, Inc.	10,011	3,163,676
KLA Corp.	18,145	3,232,895
Lam Research Corp.	11,237	3,285,699
Marvell Technology Group Ltd.	123,703	3,285,552
Microchip Technology, Inc.	24,622	2,578,416
Micron Technology, Inc. (a)	81,815	4,400,011
NXP Semiconductor NV	34,417	4,379,907
QUALCOMM, Inc.	60,733	5,358,472
Texas Instruments, Inc.	22,984	2,948,617
		32,633,245
Software — 2.3%
Microsoft Corp.	31,596	4,982,689
Oracle Corp.	203,555	10,784,344
		15,767,033
		48,400,278
Utilities — 4.6%
Electric — 4.6%
Dominion Energy, Inc.	101,035	8,367,719
Edison International	128,862	9,717,483
Entergy Corp.	44,396	5,318,641
Exelon Corp.	191,596	8,734,861
		32,138,704

TOTAL COMMON STOCK (Cost $604,834,646)		690,976,511

TOTAL EQUITIES (Cost $604,834,646)		690,976,511

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	687,990	687,990

TOTAL MUTUAL FUNDS (Cost $687,990)		687,990

TOTAL LONG-TERM INVESTMENTS (Cost $605,522,636)		691,664,501

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$8,215,670	8,215,670

TOTAL SHORT-TERM INVESTMENTS (Cost $8,215,670)		8,215,670

TOTAL INVESTMENTS — 101.0% (Cost $613,738,306) (e)		699,880,171

Other Assets/(Liabilities) — (1.0)%		(7,090,735)

NET ASSETS — 100.0%		$692,789,436

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $3,461,572 or 0.50% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $2,837,179 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $8,216,035. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $8,386,145.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

65

MM S&P 500 Index Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 2.1%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	28,964	$6,806,250
Albemarle Corp. (a)	14,094	1,029,426
Celanese Corp.	15,816	1,947,266
CF Industries Holdings, Inc.	28,521	1,361,593
Dow, Inc.	97,211	5,320,358
DuPont de Nemours, Inc.	98,238	6,306,880
Eastman Chemical Co.	17,552	1,391,171
Ecolab, Inc.	32,984	6,365,582
FMC Corp.	17,254	1,722,294
International Flavors & Fragrances, Inc. (a)	14,222	1,834,922
Linde PLC	70,701	15,052,243
LyondellBasell Industries NV Class A	33,629	3,177,268
The Mosaic Co.	46,340	1,002,798
PPG Industries, Inc.	31,106	4,152,340
The Sherwin-Williams Co.	10,806	6,305,733
		63,776,124
Forest Products & Paper — 0.1%
International Paper Co.	50,912	2,344,498
Iron & Steel — 0.1%
Nucor Corp.	39,376	2,216,081
Mining — 0.1%
Freeport-McMoRan, Inc.	191,396	2,511,115
Newmont Goldcorp Corp.	108,357	4,708,112
		7,219,227
		75,555,930
Communications — 14.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	51,004	1,178,192
Omnicom Group, Inc.	28,976	2,347,636
		3,525,828
Internet — 9.1%
Alphabet, Inc. Class A (b)	39,491	52,893,850
Alphabet, Inc. Class C (b)	39,394	52,670,566
Amazon.com, Inc. (b)	54,885	101,418,698
Booking Holdings, Inc. (b)	5,515	11,326,321
CDW Corp.	18,775	2,681,821
eBay, Inc.	100,735	3,637,541
Expedia Group, Inc.	18,593	2,010,647
F5 Networks, Inc. (b)	8,229	1,149,180
Facebook, Inc. Class A (b)	317,180	65,101,195
Netflix, Inc. (b)	57,759	18,689,080
NortonLifeLock, Inc.	75,672	1,931,149
Twitter, Inc. (b)	101,266	3,245,575
VeriSign, Inc. (b)	13,567	2,614,090
		319,369,713
Media — 2.3%
Charter Communications, Inc. Class A (b)	20,654	10,018,842
Comcast Corp. Class A	598,030	26,893,409
Discovery, Inc. Class A (a) (b)	21,827	714,616
Discovery, Inc. Class C (b)	43,853	1,337,078
DISH Network Corp. Class A (b)	33,749	1,197,077
Fox Corp. Class A	46,493	1,723,496
Fox Corp. Class B	22,068	803,275
News Corp. Class A	49,069	693,836
News Corp. Class B	16,975	246,307
ViacomCBS, Inc. Class B	71,763	3,011,893
The Walt Disney Co.	237,490	34,348,179
		80,988,008
Telecommunications — 3.2%
Arista Networks, Inc. (b)	7,071	1,438,242
AT&T, Inc.	962,874	37,629,116
CenturyLink, Inc.	129,298	1,708,027
Cisco Systems, Inc.	558,894	26,804,556
Corning, Inc.	101,449	2,953,180
Juniper Networks, Inc.	43,618	1,074,311
Motorola Solutions, Inc.	22,556	3,634,674
T-Mobile US, Inc. (b)	41,621	3,263,919
Verizon Communications, Inc.	545,020	33,464,228
		111,970,253
		515,853,802
Consumer, Cyclical — 8.4%
Airlines — 0.4%
Alaska Air Group, Inc.	16,307	1,104,799
American Airlines Group, Inc. (a)	52,207	1,497,297
Delta Air Lines, Inc.	75,998	4,444,363
Southwest Airlines Co.	62,307	3,363,332
United Airlines Holdings, Inc. (b)	28,642	2,523,074
		12,932,865
Apparel — 0.7%
Capri Holdings Ltd. (b)	19,530	745,070
Hanesbrands, Inc.	46,618	692,277
NIKE, Inc. Class B	164,399	16,655,263
PVH Corp.	9,539	1,003,026
Ralph Lauren Corp.	6,502	762,164
Tapestry, Inc.	36,345	980,225
Under Armour, Inc. Class A (a) (b)	26,011	561,838
Under Armour, Inc. Class C (b)	26,502	508,308
VF Corp.	43,302	4,315,477
		26,223,648
Auto Manufacturers — 0.5%
Cummins, Inc.	20,159	3,607,655

The accompanying notes are an integral part of the portfolio of investments.

66

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ford Motor Co.	510,754	$4,750,012
General Motors Co.	165,564	6,059,642
PACCAR, Inc.	45,698	3,614,712
		18,032,021
Auto Parts & Equipment — 0.1%
Aptiv PLC	33,775	3,207,611
BorgWarner, Inc.	27,939	1,211,994
		4,419,605
Distribution & Wholesale — 0.3%
Copart, Inc. (b)	27,124	2,466,657
Fastenal Co.	76,131	2,813,040
LKQ Corp. (b)	41,050	1,465,485
W.W. Grainger, Inc.	5,720	1,936,334
		8,681,516
Entertainment — 0.0%
Live Nation Entertainment, Inc. (b)	18,561	1,326,555
Home Builders — 0.2%
D.R. Horton, Inc.	43,802	2,310,556
Lennar Corp. Class A	36,842	2,055,415
NVR, Inc. (b)	457	1,740,443
PulteGroup, Inc.	34,460	1,337,048
		7,443,462
Home Furnishing — 0.1%
Leggett & Platt, Inc.	16,797	853,792
Whirlpool Corp.	8,521	1,257,103
		2,110,895
Housewares — 0.0%
Newell Brands, Inc.	49,458	950,583
Leisure Time — 0.2%
Carnival Corp.	53,175	2,702,885
Harley-Davidson, Inc.	19,733	733,870
Norwegian Cruise Line Holdings Ltd. (b)	27,433	1,602,362
Royal Caribbean Cruises Ltd.	22,784	3,041,892
		8,081,009
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	37,018	4,105,666
Las Vegas Sands Corp.	44,733	3,088,366
Marriott International, Inc. Class A	35,768	5,416,348
MGM Resorts International	67,876	2,258,235
Wynn Resorts Ltd.	12,827	1,781,286
		16,649,901
Retail — 5.3%
Advance Auto Parts, Inc.	9,091	1,456,015
AutoZone, Inc. (b)	3,140	3,740,713
Best Buy Co., Inc.	30,210	2,652,438
CarMax, Inc. (b)	21,538	1,888,236
Chipotle Mexican Grill, Inc. (b)	3,401	2,847,011
Costco Wholesale Corp.	58,238	17,117,313
Darden Restaurants, Inc.	16,204	1,766,398
Dollar General Corp.	33,462	5,219,403
Dollar Tree, Inc. (b)	30,974	2,913,105
The Gap, Inc.	28,107	496,932
Genuine Parts Co.	19,157	2,035,048
The Home Depot, Inc.	143,927	31,430,778
Kohl’s Corp.	19,938	1,015,841
L Brands, Inc.	31,131	564,094
Lowe’s Cos., Inc.	100,760	12,067,018
Macy’s, Inc. (a)	41,024	697,408
McDonald’s Corp.	99,166	19,596,193
Nordstrom, Inc. (a)	14,650	599,624
O’Reilly Automotive, Inc. (b)	9,998	4,381,723
Ross Stores, Inc.	47,676	5,550,440
Starbucks Corp.	155,531	13,674,286
Target Corp.	66,741	8,556,864
Tiffany & Co.	14,174	1,894,355
The TJX Cos., Inc.	159,788	9,756,655
Tractor Supply Co.	15,650	1,462,336
Ulta Salon Cosmetics & Fragrance, Inc. (b)	7,535	1,907,410
Walgreens Boots Alliance, Inc.	98,604	5,813,692
Walmart, Inc.	187,110	22,236,152
Yum! Brands, Inc.	39,914	4,020,537
		187,358,018
Textiles — 0.0%
Mohawk Industries, Inc. (b)	8,081	1,102,087
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	16,554	1,748,268
		297,060,433
Consumer, Non-cyclical — 22.0%
Agriculture — 0.9%
Altria Group, Inc.	246,540	12,304,811
Archer-Daniels-Midland Co.	73,010	3,384,014
Philip Morris International, Inc.	205,301	17,469,062
		33,157,887
Beverages — 1.8%
Brown-Forman Corp. Class B	24,222	1,637,407
The Coca-Cola Co.	508,032	28,119,571
Constellation Brands, Inc. Class A	22,016	4,177,536
Molson Coors Brewing Co. Class B	24,789	1,336,127
Monster Beverage Corp. (b)	49,742	3,161,104
PepsiCo, Inc.	183,956	25,141,267
		63,573,012
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (b)	29,045	3,141,217
Amgen, Inc.	78,258	18,865,656
Biogen, Inc. (b)	23,758	7,049,711
Corteva, Inc.	98,167	2,901,817
Gilead Sciences, Inc.	167,243	10,867,450
Illumina, Inc. (b)	19,286	6,397,938

The accompanying notes are an integral part of the portfolio of investments.

67

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (b)	23,676	$2,067,388
Regeneron Pharmaceuticals, Inc. (b)	10,490	3,938,785
Vertex Pharmaceuticals, Inc. (b)	33,958	7,435,104
		62,665,066
Commercial Services — 2.1%
Automatic Data Processing, Inc.	57,212	9,754,646
Cintas Corp.	10,940	2,943,735
Equifax, Inc.	15,909	2,229,169
FleetCor Technologies, Inc. (b)	11,500	3,308,780
Gartner, Inc. (b)	11,932	1,838,721
Global Payments, Inc.	39,492	7,209,660
H&R Block, Inc. (a)	27,085	635,956
IHS Markit Ltd. (b)	53,311	4,016,984
MarketAxess Holdings, Inc.	4,957	1,879,248
Moody’s Corp.	21,318	5,061,107
Nielsen Holdings PLC	45,401	921,640
PayPal Holdings, Inc. (b)	154,648	16,728,274
Quanta Services, Inc.	18,985	772,879
Robert Half International, Inc.	15,302	966,321
Rollins, Inc.	18,148	601,788
S&P Global, Inc.	32,235	8,801,767
United Rentals, Inc. (b)	9,761	1,627,842
Verisk Analytics, Inc.	21,538	3,216,485
		72,515,002
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	113,402	7,806,594
Coty, Inc. Class A	41,277	464,366
The Estee Lauder Cos., Inc. Class A	29,136	6,017,750
The Procter & Gamble Co.	328,599	41,042,015
		55,330,725
Foods — 1.3%
Campbell Soup Co.	22,515	1,112,691
Conagra Brands, Inc.	63,653	2,179,479
General Mills, Inc.	79,555	4,260,966
The Hershey Co.	19,461	2,860,378
Hormel Foods Corp. (a)	36,305	1,637,718
The J.M. Smucker Co.	15,221	1,584,963
Kellogg Co.	32,605	2,254,962
The Kraft Heinz Co.	82,395	2,647,351
The Kroger Co.	105,367	3,054,589
Lamb Weston Holdings, Inc.	19,018	1,636,118
McCormick & Co., Inc.	16,168	2,744,195
Mondelez International, Inc. Class A	189,486	10,436,889
Sysco Corp.	67,570	5,779,938
Tyson Foods, Inc. Class A	39,030	3,553,291
		45,743,528
Health Care – Products — 3.8%
Abbott Laboratories	232,878	20,227,783
ABIOMED, Inc. (b)	6,110	1,042,305
Baxter International, Inc.	67,189	5,618,344
Boston Scientific Corp. (b)	183,269	8,287,424
The Cooper Cos., Inc.	6,618	2,126,297
Danaher Corp.	84,388	12,951,870
Dentsply Sirona, Inc.	29,453	1,666,745
Edwards Lifesciences Corp. (b)	27,386	6,388,880
Henry Schein, Inc. (b)	19,741	1,317,120
Hologic, Inc. (b)	35,186	1,837,061
IDEXX Laboratories, Inc. (b)	11,304	2,951,814
Intuitive Surgical, Inc. (b)	15,233	9,004,988
Medtronic PLC	176,588	20,033,909
ResMed, Inc.	18,888	2,927,073
Steris PLC	11,180	1,704,056
Stryker Corp.	42,425	8,906,704
Teleflex, Inc.	6,066	2,283,485
Thermo Fisher Scientific, Inc.	52,841	17,166,456
Varian Medical Systems, Inc. (b)	12,137	1,723,575
Zimmer Biomet Holdings, Inc.	27,162	4,065,608
		132,231,497
Health Care – Services — 2.1%
Anthem, Inc.	33,300	10,057,599
Centene Corp. (b)	54,038	3,397,369
DaVita, Inc. (b)	11,935	895,483
HCA Healthcare, Inc.	34,811	5,145,414
Humana, Inc.	17,483	6,407,869
IQVIA Holdings, Inc. (b)	23,799	3,677,184
Laboratory Corp. of America Holdings (b)	12,712	2,150,489
Quest Diagnostics, Inc.	17,744	1,894,882
UnitedHealth Group, Inc.	124,909	36,720,748
Universal Health Services, Inc. Class B	10,700	1,535,022
WellCare Health Plans, Inc. (b)	6,659	2,198,868
		74,080,927
Healthcare – Products — 0.1%
Align Technology, Inc. (b)	9,440	2,634,138
Household Products & Wares — 0.3%
Avery Dennison Corp.	11,119	1,454,588
Church & Dwight Co., Inc.	32,228	2,266,917
The Clorox Co.	16,542	2,539,859
Kimberly-Clark Corp.	45,113	6,205,293
		12,466,657
Pharmaceuticals — 6.2%
AbbVie, Inc.	195,005	17,265,743
Allergan PLC	43,257	8,269,441
AmerisourceBergen Corp.	19,751	1,679,230
Becton Dickinson and Co.	35,664	9,699,538
Bristol-Myers Squibb Co.	309,288	19,853,197
Cardinal Health, Inc.	38,146	1,929,425
Cigna Corp.	49,064	10,033,097
CVS Health Corp.	171,731	12,757,896
Eli Lilly & Co.	111,615	14,669,559
Johnson & Johnson	346,958	50,610,763

The accompanying notes are an integral part of the portfolio of investments.

68

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McKesson Corp.	23,600	$3,264,352
Merck & Co., Inc.	335,787	30,539,827
Mylan NV (b)	66,647	1,339,605
Perrigo Co. PLC	18,331	946,979
Pfizer, Inc.	728,860	28,556,735
Zoetis, Inc.	63,022	8,340,962
		219,756,349
		774,154,788
Energy — 4.4%
Oil & Gas — 3.6%
Apache Corp.	49,361	1,263,148
Cabot Oil & Gas Corp.	54,116	942,160
Chevron Corp.	249,212	30,032,538
Cimarex Energy Co.	13,905	729,874
Concho Resources, Inc.	26,341	2,306,681
ConocoPhillips	144,116	9,371,864
Devon Energy Corp.	50,488	1,311,173
Diamondback Energy, Inc.	21,572	2,003,176
EOG Resources, Inc.	76,753	6,428,831
Exxon Mobil Corp.	557,676	38,914,631
Helmerich & Payne, Inc.	13,654	620,301
Hess Corp.	34,263	2,289,111
HollyFrontier Corp.	19,388	983,166
Marathon Oil Corp.	106,289	1,443,405
Marathon Petroleum Corp.	85,792	5,168,968
Noble Energy, Inc.	62,263	1,546,613
Occidental Petroleum Corp.	118,196	4,870,857
Phillips 66	58,540	6,521,941
Pioneer Natural Resources Co.	21,646	3,276,555
Valero Energy Corp.	53,891	5,046,892
		125,071,885
Oil & Gas Services — 0.4%
Baker Hughes Co.	86,322	2,212,433
Halliburton Co.	116,461	2,849,801
National Oilwell Varco, Inc.	51,707	1,295,260
Schlumberger Ltd.	182,014	7,316,963
TechnipFMC PLC	56,076	1,202,269
		14,876,726
Pipelines — 0.4%
Kinder Morgan, Inc.	256,685	5,434,022
ONEOK, Inc.	54,570	4,129,312
The Williams Cos., Inc.	158,981	3,771,029
		13,334,363
		153,282,974
Financial — 17.6%
Banks — 6.5%
Bank of America Corp.	1,066,783	37,572,097
The Bank of New York Mellon Corp.	110,514	5,562,170
Citigroup, Inc.	287,717	22,985,711
Citizens Financial Group, Inc.	57,125	2,319,846
Comerica, Inc.	18,921	1,357,582
Fifth Third Bancorp	93,638	2,878,432
First Republic Bank	22,167	2,603,514
The Goldman Sachs Group, Inc.	41,990	9,654,761
Huntington Bancshares, Inc.	135,423	2,042,179
JP Morgan Chase & Co.	413,264	57,609,002
KeyCorp	130,726	2,645,894
M&T Bank Corp.	17,512	2,972,662
Morgan Stanley	162,067	8,284,865
Northern Trust Corp.	27,576	2,929,674
The PNC Financial Services Group, Inc.	57,697	9,210,172
Regions Financial Corp.	127,465	2,187,299
State Street Corp.	47,927	3,791,026
SVB Financial Group (b)	6,880	1,727,155
Truist Financial Corp.	177,238	9,982,044
US Bancorp	187,110	11,093,752
Wells Fargo & Co.	507,077	27,280,743
Zions Bancorp NA	22,162	1,150,651
		227,841,231
Diversified Financial Services — 4.2%
Alliance Data Systems Corp.	5,293	593,875
American Express Co.	88,468	11,013,381
Ameriprise Financial, Inc.	16,717	2,784,718
BlackRock, Inc.	15,466	7,774,758
Capital One Financial Corp.	61,401	6,318,777
Cboe Global Markets, Inc.	14,526	1,743,120
The Charles Schwab Corp.	150,672	7,165,960
CME Group, Inc.	47,378	9,509,712
Discover Financial Services	41,507	3,520,624
E*TRADE Financial Corp.	29,814	1,352,661
Franklin Resources, Inc.	36,412	945,984
Intercontinental Exchange, Inc.	73,509	6,803,258
Invesco Ltd.	50,786	913,132
Mastercard, Inc. Class A	116,994	34,933,238
Nasdaq, Inc.	15,037	1,610,463
Raymond James Financial, Inc.	16,609	1,485,841
Synchrony Financial	77,514	2,791,279
T. Rowe Price Group, Inc.	30,622	3,730,985
Visa, Inc. Class A	225,573	42,385,167
The Western Union Co. (a)	54,717	1,465,321
		148,842,254
Insurance — 4.0%
Aflac, Inc.	97,198	5,141,774
The Allstate Corp.	42,421	4,770,241
American International Group, Inc.	114,843	5,894,891
Aon PLC	30,728	6,400,335
Arthur J Gallagher & Co.	24,659	2,348,277
Assurant, Inc.	7,927	1,039,071
Berkshire Hathaway, Inc. Class B (b)	257,866	58,406,649

The accompanying notes are an integral part of the portfolio of investments.

69

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	59,815	$9,310,803
Cincinnati Financial Corp.	20,218	2,125,923
Everest Re Group Ltd.	5,432	1,503,795
Globe Life, Inc.	13,294	1,399,194
The Hartford Financial Services Group, Inc.	47,541	2,889,067
Lincoln National Corp.	26,363	1,555,681
Loews Corp.	33,495	1,758,153
Marsh & McLennan Cos., Inc.	66,628	7,423,025
MetLife, Inc.	102,836	5,241,551
Principal Financial Group, Inc.	33,685	1,852,675
The Progressive Corp.	76,588	5,544,205
Prudential Financial, Inc.	53,260	4,992,592
The Travelers Cos., Inc.	33,799	4,628,773
Unum Group	26,897	784,317
W.R. Berkley Corp.	19,013	1,313,798
Willis Towers Watson PLC	17,095	3,452,164
		139,776,954
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	44,667	2,737,640
Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	15,327	2,476,537
American Tower Corp.	58,460	13,435,277
Apartment Investment & Management Co. Class A	19,615	1,013,115
AvalonBay Communities, Inc.	18,542	3,888,257
Boston Properties, Inc.	18,657	2,572,054
Crown Castle International Corp.	54,820	7,792,663
Digital Realty Trust, Inc. (a)	27,484	3,290,934
Duke Realty Corp.	47,650	1,652,026
Equinix, Inc.	11,249	6,566,041
Equity Residential	45,685	3,696,830
Essex Property Trust, Inc.	8,792	2,645,161
Extra Space Storage, Inc.	16,937	1,788,886
Federal Realty Investment Trust	9,359	1,204,784
Healthpeak Properties, Inc.	65,905	2,271,745
Host Hotels & Resorts, Inc.	92,953	1,724,278
Iron Mountain, Inc. (a)	37,178	1,184,863
Kimco Realty Corp.	55,520	1,149,819
Mid-America Apartment Communities, Inc.	15,271	2,013,634
Prologis, Inc.	83,046	7,402,720
Public Storage	19,783	4,212,988
Realty Income Corp.	43,010	3,166,826
Regency Centers Corp.	22,404	1,413,468
SBA Communications Corp.	14,739	3,551,952
Simon Property Group, Inc.	40,415	6,020,218
SL Green Realty Corp.	10,925	1,003,789
UDR, Inc.	39,248	1,832,882
Ventas, Inc.	48,571	2,804,490
Vornado Realty Trust	21,201	1,409,867
Welltower, Inc.	52,997	4,334,095
Weyerhaeuser Co.	98,102	2,962,680
		100,482,879
Savings & Loans — 0.0%
People’s United Financial, Inc.	58,302	985,304
		620,666,262
Industrial — 8.9%
Aerospace & Defense — 2.4%
Arconic, Inc.	50,063	1,540,439
The Boeing Co.	70,473	22,957,284
General Dynamics Corp.	30,790	5,429,816
L3 Harris Technologies, Inc.	29,060	5,750,102
Lockheed Martin Corp.	32,685	12,726,885
Northrop Grumman Corp.	20,772	7,144,945
Raytheon Co.	36,597	8,041,825
TransDigm Group, Inc.	6,608	3,700,480
United Technologies Corp.	107,051	16,031,958
		83,323,734
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	17,963	1,173,702
Johnson Controls International PLC	102,004	4,152,583
Martin Marietta Materials, Inc.	8,201	2,293,328
Masco Corp.	36,900	1,770,831
Vulcan Materials Co.	17,414	2,507,442
		11,897,886
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	29,989	2,991,103
Emerson Electric Co.	80,026	6,102,783
		9,093,886
Electronics — 1.3%
Agilent Technologies, Inc.	40,341	3,441,491
Allegion PLC	11,998	1,494,231
Amphenol Corp. Class A	38,842	4,203,870
FLIR Systems, Inc.	17,985	936,479
Fortive Corp.	38,769	2,961,564
Garmin Ltd.	19,272	1,880,176
Honeywell International, Inc.	94,281	16,687,737
Keysight Technologies, Inc. (b)	24,848	2,550,150
Mettler-Toledo International, Inc. (b)	3,248	2,576,574
PerkinElmer, Inc.	14,750	1,432,225
TE Connectivity Ltd.	44,349	4,250,408
Waters Corp. (b)	8,482	1,981,819
		44,396,724
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	18,020	1,618,737
Environmental Controls — 0.3%
Pentair PLC	21,431	983,040
Republic Services, Inc.	27,845	2,495,747

The accompanying notes are an integral part of the portfolio of investments.

70

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Management, Inc.	51,263	$5,841,932
		9,320,719
Hand & Machine Tools — 0.1%
Snap-on, Inc.	7,126	1,207,144
Stanley Black & Decker, Inc.	20,169	3,342,810
		4,549,954
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	72,775	10,747,412
Machinery – Diversified — 0.7%
Deere & Co.	41,556	7,199,992
Dover Corp.	19,391	2,235,007
Flowserve Corp.	17,108	851,465
IDEX Corp.	10,116	1,739,952
Rockwell Automation, Inc.	15,134	3,067,208
Roper Technologies, Inc.	13,672	4,843,032
Westinghouse Air Brake Technologies Corp.	24,019	1,868,678
Xylem, Inc.	23,464	1,848,729
		23,654,063
Miscellaneous – Manufacturing — 1.4%
3M Co.	75,956	13,400,157
A.O. Smith Corp.	17,792	847,611
Eaton Corp. PLC	54,562	5,168,113
General Electric Co.	1,151,400	12,849,624
Illinois Tool Works, Inc.	38,756	6,961,740
Ingersoll-Rand PLC	31,750	4,220,210
Parker-Hannifin Corp.	17,091	3,517,670
Textron, Inc.	30,066	1,340,943
		48,306,068
Packaging & Containers — 0.3%
Amcor PLC	209,643	2,272,530
Ball Corp.	43,335	2,802,474
Packaging Corp. of America	12,535	1,403,795
Sealed Air Corp.	20,960	834,837
WestRock Co.	34,662	1,487,346
		8,800,982
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,336	1,338,696
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	18,000	1,407,600
CSX Corp.	102,444	7,412,848
Expeditors International of Washington, Inc.	22,610	1,764,032
FedEx Corp.	31,522	4,766,442
J.B. Hunt Transport Services, Inc.	11,376	1,328,489
Kansas City Southern	13,237	2,027,379
Norfolk Southern Corp.	34,168	6,633,034
Old Dominion Freight Line, Inc.	8,423	1,598,517
Union Pacific Corp.	91,479	16,538,488
United Parcel Service, Inc. Class B	92,330	10,808,150
		54,284,979
		311,333,840
Technology — 18.8%
Computers — 6.2%
Accenture PLC Class A	83,825	17,651,030
Apple, Inc.	550,445	161,638,174
Cognizant Technology Solutions Corp. Class A	72,422	4,491,612
DXC Technology Co.	33,201	1,248,026
Fortinet, Inc. (b)	18,784	2,005,380
Hewlett Packard Enterprise Co.	169,035	2,680,895
HP, Inc.	196,582	4,039,760
International Business Machines Corp.	117,036	15,687,505
Leidos Holdings, Inc.	17,226	1,686,253
NetApp, Inc.	29,695	1,848,514
Seagate Technology PLC	30,321	1,804,100
Western Digital Corp.	39,372	2,498,941
		217,280,190
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	24,139	890,005
Zebra Technologies Corp. Class A (b)	7,101	1,813,879
		2,703,884
Semiconductors — 4.2%
Advanced Micro Devices, Inc. (b)	146,728	6,728,946
Analog Devices, Inc.	48,492	5,762,789
Applied Materials, Inc.	122,331	7,467,084
Broadcom, Inc.	52,337	16,539,539
Intel Corp.	572,989	34,293,392
IPG Photonics Corp. (b)	4,839	701,268
KLA Corp.	20,980	3,738,007
Lam Research Corp.	19,029	5,564,079
Maxim Integrated Products, Inc.	35,560	2,187,296
Microchip Technology, Inc.	31,379	3,286,009
Micron Technology, Inc. (b)	146,349	7,870,649
NVIDIA Corp.	80,619	18,969,651
Qorvo, Inc. (b)	15,158	1,761,814
QUALCOMM, Inc.	150,895	13,313,466
Skyworks Solutions, Inc.	22,211	2,684,866
Texas Instruments, Inc.	123,332	15,822,262
Xilinx, Inc.	33,165	3,242,542
		149,933,659
Software — 8.3%
Activision Blizzard, Inc.	101,030	6,003,203
Adobe, Inc. (b)	63,785	21,036,931
Akamai Technologies, Inc. (b)	21,334	1,842,831
ANSYS, Inc. (b)	11,325	2,915,168
Autodesk, Inc. (b)	28,873	5,297,041

The accompanying notes are an integral part of the portfolio of investments.

71

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadridge Financial Solutions, Inc.	14,967	$1,849,023
Cadence Design Systems, Inc. (b)	37,058	2,570,343
Cerner Corp.	41,055	3,013,026
Citrix Systems, Inc.	16,105	1,786,045
Electronic Arts, Inc. (b)	38,541	4,143,543
Fidelity National Information Services, Inc.	81,056	11,274,079
Fiserv, Inc. (b)	75,295	8,706,361
Intuit, Inc.	34,337	8,993,890
Jack Henry & Associates, Inc.	10,073	1,467,334
Microsoft Corp.	1,005,416	158,554,103
MSCI, Inc.	11,273	2,910,463
Oracle Corp.	285,512	15,126,426
Paychex, Inc.	42,007	3,573,115
salesforce.com, Inc. (b)	116,923	19,016,357
ServiceNow, Inc. (b)	24,880	7,024,122
Synopsys, Inc. (b)	19,775	2,752,680
Take-Two Interactive Software, Inc. (b)	14,938	1,828,859
		291,684,943
		661,602,676
Utilities — 3.3%
Electric — 3.1%
AES Corp.	87,595	1,743,140
Alliant Energy Corp.	31,195	1,706,990
Ameren Corp.	32,405	2,488,704
American Electric Power Co., Inc.	64,990	6,142,205
CenterPoint Energy, Inc.	65,801	1,794,393
CMS Energy Corp.	37,178	2,336,266
Consolidated Edison, Inc.	44,233	4,001,760
Dominion Energy, Inc.	108,641	8,997,648
DTE Energy Co.	25,126	3,263,114
Duke Energy Corp.	96,178	8,772,395
Edison International	47,736	3,599,772
Entergy Corp.	25,957	3,109,649
Evergy, Inc.	29,968	1,950,617
Eversource Energy	42,432	3,609,690
Exelon Corp.	128,090	5,839,623
FirstEnergy Corp.	72,070	3,502,602
NextEra Energy, Inc.	64,312	15,573,794
NRG Energy, Inc.	33,824	1,344,504
Pinnacle West Capital Corp.	15,088	1,356,864
PPL Corp.	95,455	3,424,925
Public Service Enterprise Group, Inc.	66,450	3,923,872
Sempra Energy	37,100	5,619,908
The Southern Co.	138,583	8,827,737
WEC Energy Group, Inc.	41,473	3,825,055
Xcel Energy, Inc.	68,892	4,373,953
		111,129,180
Gas — 0.1%
Atmos Energy Corp.	15,869	1,775,106
NiSource, Inc.	49,459	1,376,939
		3,152,045
Water — 0.1%
American Water Works Co., Inc.	23,581	2,896,926
		117,178,151

TOTAL COMMON STOCK (Cost $1,933,360,420)		3,526,688,856

TOTAL EQUITIES (Cost $1,933,360,420)		3,526,688,856

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	2,973,691	2,973,691

TOTAL MUTUAL FUNDS (Cost $2,973,691)		2,973,691

TOTAL LONG-TERM INVESTMENTS (Cost $1,936,334,111)		3,529,662,547

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$9,337,106	9,337,106
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 1/09/20 (e)	5,885,000	5,883,391

TOTAL SHORT-TERM INVESTMENTS (Cost $15,219,530)		15,220,497

TOTAL INVESTMENTS — 100.8% (Cost $1,951,553,641) (f)		3,544,883,044

Other Assets/(Liabilities) — (0.8)%		(26,780,732)

NET ASSETS — 100.0%		$3,518,102,312

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $10,402,622 or 0.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $7,579,520 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

72

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $9,337,521. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $9,527,607.
(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	3/20/20	116	$18,487,168	$253,212

The accompanying notes are an integral part of the portfolio of investments.

73

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 98.5%
Basic Materials — 3.9%
Chemicals — 3.9%
CF Industries Holdings, Inc.	47,500	$2,267,649
Dow, Inc.	49,800	2,725,554
DuPont de Nemours, Inc.	60,000	3,852,000
Linde PLC	77,586	16,518,059
		25,363,262
Communications — 2.5%
Media — 1.4%
Comcast Corp. Class A	90,700	4,078,779
Fox Corp. Class B	122,500	4,459,000
The Walt Disney Co.	3,950	571,289
		9,109,068
Telecommunications — 1.1%
Cisco Systems, Inc.	78,800	3,779,248
Verizon Communications, Inc.	60,600	3,720,840
		7,500,088
		16,609,156
Consumer, Cyclical — 10.5%
Apparel — 3.3%
NIKE, Inc. Class B	211,469	21,423,925
Lodging — 0.5%
Las Vegas Sands Corp.	46,300	3,196,552
Retail — 6.7%
McDonald’s Corp.	125,039	24,708,957
The TJX Cos., Inc.	313,258	19,127,533
		43,836,490
		68,456,967
Consumer, Non-cyclical — 33.6%
Agriculture — 0.7%
Philip Morris International, Inc.	51,100	4,348,099
Beverages — 9.5%
The Coca-Cola Co.	446,606	24,719,642
Diageo PLC	422,551	17,806,158
PepsiCo, Inc.	144,618	19,764,942
		62,290,742
Biotechnology — 0.7%
Corteva, Inc.	51,400	1,519,384
Gilead Sciences, Inc.	44,200	2,872,116
		4,391,500
Cosmetics & Personal Care — 2.9%
Colgate-Palmolive Co.	272,691	18,772,048
Foods — 0.8%
Tyson Foods, Inc. Class A	57,500	5,234,800
Health Care – Products — 7.7%
Baxter International, Inc.	169,175	14,146,414
Danaher Corp.	76,528	11,745,517
Medtronic PLC	217,271	24,649,395
		50,541,326
Health Care – Services — 4.9%
Anthem, Inc.	17,800	5,376,134
UnitedHealth Group, Inc.	91,645	26,941,797
		32,317,931
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	39,400	5,419,470
Pharmaceuticals — 5.6%
Becton Dickinson and Co.	11,350	3,086,860
CVS Health Corp.	75,600	5,616,324
Johnson & Johnson	188,874	27,551,050
		36,254,234
		219,570,150
Energy — 2.8%
Oil & Gas — 2.2%
Hess Corp.	6,200	414,222
Occidental Petroleum Corp.	101,600	4,186,936
Total SA	171,500	9,477,476
		14,078,634
Pipelines — 0.6%
TC Energy Corp.	79,900	4,259,469
		18,338,103
Financial — 22.9%
Banks — 7.1%
Fifth Third Bancorp	132,700	4,079,198
JP Morgan Chase & Co.	50,900	7,095,460
Morgan Stanley	136,600	6,982,992
The PNC Financial Services Group, Inc.	88,007	14,048,557
State Street Corp.	66,900	5,291,790
Wells Fargo & Co.	169,000	9,092,200
		46,590,197
Diversified Financial Services — 3.6%
American Express Co.	113,069	14,075,960
Visa, Inc. Class A	50,021	9,398,946
		23,474,906
Insurance — 7.6%
American International Group, Inc.	101,400	5,204,862
Chubb Ltd.	177,387	27,612,061
Marsh & McLennan Cos., Inc.	125,959	14,033,092
MetLife, Inc.	46,900	2,390,493
		49,240,508

The accompanying notes are an integral part of the portfolio of investments.

74

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 4.6%
American Tower Corp.	46,021	$10,576,546
Public Storage	77,572	16,519,733
SL Green Realty Corp.	34,300	3,151,484
		30,247,763
		149,553,374
Industrial — 13.6%
Aerospace & Defense — 6.2%
The Boeing Co.	17,600	5,733,376
General Dynamics Corp.	117,612	20,740,876
L3 Harris Technologies, Inc.	23,850	4,719,200
Lockheed Martin Corp.	23,869	9,294,111
		40,487,563
Building Materials — 0.4%
Johnson Controls International PLC	63,800	2,597,298
Machinery – Diversified — 0.7%
Deere & Co.	26,910	4,662,427
Miscellaneous – Manufacturing — 0.8%
General Electric Co.	452,000	5,044,320
Transportation — 5.5%
Canadian National Railway Co.	168,592	15,251,243
Union Pacific Corp.	91,438	16,531,076
United Parcel Service, Inc. Class B	38,400	4,495,104
		36,277,423
		89,069,031
Technology — 7.0%
Computers — 1.8%
Accenture PLC Class A	55,833	11,756,755
Semiconductors — 1.2%
QUALCOMM, Inc.	90,150	7,953,935
Software — 4.0%
Microsoft Corp.	163,932	25,852,076
		45,562,766
Utilities — 1.7%
Electric — 1.7%
Edison International	48,000	3,619,680
The Southern Co.	113,800	7,249,060
		10,868,740
TOTAL COMMON STOCK (Cost $526,362,422)		643,391,549

PREFERRED STOCK — 1.2%
Consumer, Non-cyclical — 0.3%
Pharmaceuticals — 0.3%
Becton Dickinson and Co. Convertible 6.125%	28,422	1,860,504
Utilities — 0.9%
Electric — 0.9%
Sempra Energy Convertible 6.000%	36,700	4,404,734
Sempra Energy Convertible 6.750%	2,750	327,443
The Southern Co. Convertible 6.750%	23,301	1,255,924
		5,988,101
TOTAL PREFERRED STOCK (Cost $6,540,293)		7,848,605

TOTAL EQUITIES (Cost $532,902,715)		651,240,154

TOTAL LONG-TERM INVESTMENTS (Cost $532,902,715)		651,240,154

SHORT-TERM INVESTMENTS — 2.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,048	1,048

	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (a)	$12,679,162	12,679,162

TOTAL SHORT-TERM INVESTMENTS (Cost $12,680,210)		12,680,210

TOTAL INVESTMENTS — 101.7% (Cost $545,582,925) (b)		663,920,364

Other Assets/(Liabilities) — (1.7)%		(10,879,536)

NET ASSETS — 100.0%		$653,040,828

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $12,679,726. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $12,936,568.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

75

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 1.1%
Chemicals — 1.1%
The Sherwin-Williams Co.	2,781	$1,622,825

Communications — 18.0%
Internet — 16.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	7,704	1,634,018
Alphabet, Inc. Class C (a)	7,290	9,746,876
Amazon.com, Inc. (a)	2,680	4,952,211
Booking Holdings, Inc. (a)	516	1,059,725
Facebook, Inc. Class A (a)	31,486	6,462,501
VeriSign, Inc. (a)	3,642	701,741
		24,557,072
Media — 1.6%
Comcast Corp. Class A	55,280	2,485,942
		27,043,014
Consumer, Cyclical — 8.2%
Airlines — 1.1%
Southwest Airlines Co.	28,953	1,562,883
Apparel — 1.1%
NIKE, Inc. Class B	16,806	1,702,616
Distribution & Wholesale — 1.2%
W.W. Grainger, Inc.	5,151	1,743,716
Retail — 4.8%
AutoZone, Inc. (a)	712	848,213
The Home Depot, Inc.	10,800	2,358,504
O’Reilly Automotive, Inc. (a)	2,670	1,170,154
Ross Stores, Inc.	10,517	1,224,389
The TJX Cos., Inc.	26,592	1,623,708
		7,224,968
		12,234,183
Consumer, Non-cyclical — 21.9%
Beverages — 1.4%
The Coca-Cola Co.	37,538	2,077,728
Biotechnology — 5.7%
Amgen, Inc.	12,727	3,068,098
Biogen, Inc. (a)	5,946	1,764,357
Regeneron Pharmaceuticals, Inc. (a)	4,192	1,574,012
Vertex Pharmaceuticals, Inc. (a)	9,510	2,082,214
		8,488,681
Commercial Services — 7.6%
Experian PLC	23,538	796,117
FleetCor Technologies, Inc. (a)	6,877	1,978,650
Global Payments, Inc.	13,181	2,406,323
IHS Markit Ltd. (a)	22,093	1,664,707
PayPal Holdings, Inc. (a)	22,880	2,474,930
S&P Global, Inc.	7,675	2,095,659
		11,416,386
Cosmetics & Personal Care — 0.6%
The Procter & Gamble Co.	6,862	857,064
Health Care – Products — 2.5%
Danaher Corp.	9,112	1,398,510
Thermo Fisher Scientific, Inc.	7,171	2,329,643
		3,728,153
Health Care – Services — 4.1%
ICON PLC (a)	9,041	1,557,131
UnitedHealth Group, Inc.	15,820	4,650,764
		6,207,895
		32,775,907
Financial — 11.6%
Banks — 1.0%
M&T Bank Corp.	9,053	1,536,747
Diversified Financial Services — 8.3%
American Express Co.	20,657	2,571,590
Intercontinental Exchange, Inc.	17,764	1,644,058
Mastercard, Inc. Class A	12,110	3,615,925
Visa, Inc. Class A	24,888	4,676,455
		12,508,028
Insurance — 2.0%
Assurant, Inc.	8,442	1,106,577
Brown & Brown, Inc.	46,729	1,844,861
		2,951,438
Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp.	2,002	460,100
		17,456,313
Industrial — 8.7%
Aerospace & Defense — 3.4%
Aerojet Rocketdyne Holdings, Inc. (a)	18,958	865,622
Lockheed Martin Corp.	6,187	2,409,094
Northrop Grumman Corp.	5,071	1,744,272
		5,018,988
Building Materials — 1.2%
Fortune Brands Home & Security, Inc.	27,143	1,773,524
Machinery – Diversified — 2.8%
Deere & Co.	7,522	1,303,262
Rockwell Automation, Inc.	7,579	1,536,036
Roper Technologies, Inc.	3,975	1,408,064
		4,247,362

The accompanying notes are an integral part of the portfolio of investments.

76

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.3%
Illinois Tool Works, Inc.	10,878	$1,954,015
		12,993,889
Technology — 28.7%
Computers — 8.6%
Apple, Inc.	33,667	9,886,315
Check Point Software Technologies Ltd. (a)	7,766	861,715
Fortinet, Inc. (a)	8,774	936,712
NetApp, Inc.	19,207	1,195,636
		12,880,378
Semiconductors — 4.9%
Broadcom, Inc.	7,752	2,449,787
QUALCOMM, Inc.	26,236	2,314,802
Texas Instruments, Inc.	20,085	2,576,705
		7,341,294
Software — 15.2%
Adobe, Inc. (a)	6,871	2,266,124
Fidelity National Information Services, Inc.	12,339	1,716,232
Intuit, Inc.	2,824	739,690
Microsoft Corp.	83,686	13,197,282
salesforce.com, Inc. (a)	16,217	2,637,533
ServiceNow, Inc. (a)	1,954	551,653
SS&C Technologies Holdings, Inc	26,394	1,620,592
		22,729,106
		42,950,778

TOTAL COMMON STOCK (Cost $123,842,409)		147,076,909

TOTAL EQUITIES (Cost $123,842,409)		147,076,909

TOTAL LONG-TERM INVESTMENTS (Cost $123,842,409)		147,076,909

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (b)	$1,996,281	1,996,281

TOTAL SHORT-TERM INVESTMENTS (Cost $1,996,281)		1,996,281

TOTAL INVESTMENTS — 99.5% (Cost $125,838,690) (c)		149,073,190

Other Assets/(Liabilities) — 0.5%		757,427

NET ASSETS — 100.0%		$149,830,617

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,996,370. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $2,041,263.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

77

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 0.4%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	6,677	$1,569,028
Linde PLC	29,872	6,359,749
The Sherwin-Williams Co.	8,535	4,980,514
		12,909,291
Communications — 30.2%
Internet — 28.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	814,390	172,732,119
Alphabet, Inc. Class A (a)	51,475	68,945,100
Alphabet, Inc. Class C (a)	102,209	136,655,477
Amazon.com, Inc. (a)	140,739	260,063,154
Booking Holdings, Inc. (a)	13,634	28,000,555
Facebook, Inc. Class A (a)	1,013,294	207,978,593
IAC/InterActiveCorp (a)	48,856	12,170,518
Match Group, Inc. (a) (b)	41,053	3,370,862
Netflix, Inc. (a)	85,052	27,520,276
Spotify Technology SA (a)	31,381	4,693,028
Tencent Holdings Ltd.	899,700	43,400,219
Trip.com Group Ltd. ADR (a)	84,889	2,847,177
		968,377,078
Media — 0.8%
FactSet Research Systems, Inc.	96,415	25,868,145
Telecommunications — 1.1%
Cisco Systems, Inc.	807,201	38,713,360
Motorola Solutions, Inc.	932	150,182
		38,863,542
		1,033,108,765
Consumer, Cyclical — 6.0%
Airlines — 0.3%
United Airlines Holdings, Inc. (a)	112,479	9,908,275
Apparel — 0.4%
NIKE, Inc. Class B	110,273	11,171,757
VF Corp.	27,889	2,779,418
		13,951,175
Auto Manufacturers — 0.1%
Ferrari NV	13,538	2,241,081
Auto Parts & Equipment — 0.3%
Aptiv PLC	111,889	10,626,098
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.	32,407	4,326,659
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	90,530	10,040,682
Marriott International, Inc. Class A	53,676	8,128,157
Wynn Resorts Ltd.	40,251	5,589,656
		23,758,495
Retail — 4.1%
Chipotle Mexican Grill, Inc. (a)	1,700	1,423,087
Dollar General Corp.	142,803	22,274,412
Dollar Tree, Inc. (a)	40,805	3,837,710
Lululemon Athletica, Inc. (a)	37,682	8,729,789
Restaurant Brands International, Inc.	49,953	3,185,503
Ross Stores, Inc.	145,627	16,953,895
Starbucks Corp.	395,833	34,801,638
The TJX Cos., Inc.	48,700	2,973,622
Yum China Holdings, Inc.	425,101	20,409,099
Yum! Brands, Inc.	275,177	27,718,579
		142,307,334
		207,119,117
Consumer, Non-cyclical — 24.6%
Agriculture — 0.0%
Philip Morris International, Inc.	265	22,549
Beverages — 2.7%
The Coca-Cola Co.	696,227	38,536,164
Constellation Brands, Inc. Class A	358	67,931
Monster Beverage Corp. (a)	837,040	53,193,892
		91,797,987
Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc. (a)	63,183	6,833,241
Amgen, Inc.	120,503	29,049,658
Exact Sciences Corp. (a) (b)	30,248	2,797,335
Regeneron Pharmaceuticals, Inc. (a)	121,645	45,675,265
Seattle Genetics, Inc. (a)	8,600	982,636
Vertex Pharmaceuticals, Inc. (a)	142,568	31,215,264
		116,553,399
Commercial Services — 3.6%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (c) (d) (e)	598,619	3,849,120
Automatic Data Processing, Inc.	102,799	17,527,230
Cintas Corp.	7,276	1,957,826
CoStar Group, Inc. (a)	13,429	8,034,571
Equifax, Inc.	24,881	3,486,326
FleetCor Technologies, Inc. (a)	33,195	9,550,865
Global Payments, Inc.	194,150	35,444,024
IHS Markit Ltd. (a)	30,239	2,278,509
PayPal Holdings, Inc. (a)	278,149	30,087,377
S&P Global, Inc.	39,104	10,677,347
		122,893,195
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	380,667	26,205,116
The Procter & Gamble Co.	346,078	43,225,142
		69,430,258

The accompanying notes are an integral part of the portfolio of investments.

78

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.0%
Danone SA Sponsored ADR	2,135,799	$35,219,325
Health Care – Products — 3.6%
Abbott Laboratories	13,420	1,165,661
Alcon, Inc. (a)	3,967	224,413
Boston Scientific Corp. (a)	4,334	195,983
Danaher Corp.	142,785	21,914,642
Intuitive Surgical, Inc. (a)	46,922	27,737,940
Stryker Corp.	158,332	33,240,220
Teleflex, Inc.	1,204	453,234
Thermo Fisher Scientific, Inc.	68,195	22,154,510
Varian Medical Systems, Inc. (a)	110,953	15,756,436
		122,843,039
Health Care – Services — 2.3%
Anthem, Inc.	62,305	18,817,979
Centene Corp. (a)	135,140	8,496,252
HCA Healthcare, Inc.	59,776	8,835,491
UnitedHealth Group, Inc.	123,981	36,447,934
WellCare Health Plans, Inc. (a)	19,075	6,298,756
		78,896,412
Pharmaceuticals — 6.0%
Becton Dickinson and Co.	95,920	26,087,362
Cigna Corp.	161,714	33,068,896
Merck & Co., Inc.	206,187	18,752,708
Novartis AG Sponsored ADR	359,563	34,047,020
Novo Nordisk A/S Sponsored ADR	748,535	43,325,206
Roche Holding AG Sponsored ADR	1,142,644	46,459,905
Zoetis, Inc.	20,154	2,667,382
		204,408,479
		842,064,643
Energy — 0.9%
Oil & Gas — 0.2%
Concho Resources, Inc.	24,799	2,171,649
Pioneer Natural Resources Co.	23,417	3,544,631
		5,716,280
Oil & Gas Services — 0.7%
Schlumberger Ltd.	640,823	25,761,084
		31,477,364
Financial — 10.1%
Banks — 0.4%
Citigroup, Inc.	5,850	467,356
The Goldman Sachs Group, Inc.	6,142	1,412,230
JP Morgan Chase & Co.	2,029	282,843
Morgan Stanley	142,305	7,274,632
State Street Corp.	35,653	2,820,152
		12,257,213
Diversified Financial Services — 8.8%
American Express Co.	6,119	761,754
The Charles Schwab Corp.	147,849	7,031,698
Intercontinental Exchange, Inc.	115,629	10,701,464
Mastercard, Inc. Class A	204,884	61,176,314
SEI Investments Co.	543,845	35,610,971
TD Ameritrade Holding Corp.	215,808	10,725,658
Visa, Inc. Class A	935,728	175,823,291
		301,831,150
Insurance — 0.9%
American International Group, Inc.	61,385	3,150,892
Chubb Ltd.	24,331	3,787,364
Marsh & McLennan Cos., Inc.	59,634	6,643,824
Willis Towers Watson PLC	88,160	17,803,030
		31,385,110
Real Estate Investment Trusts (REITS) — 0.0%
American Tower Corp.	582	133,755
		345,607,228
Industrial — 5.1%
Aerospace & Defense — 1.7%
The Boeing Co.	128,232	41,772,856
L3 Harris Technologies, Inc.	32,701	6,470,547
Northrop Grumman Corp.	27,174	9,347,041
		57,590,444
Electronics — 0.2%
Agilent Technologies, Inc.	4,589	391,488
Fortive Corp.	8,721	666,197
Honeywell International, Inc.	32,576	5,765,952
		6,823,637
Machinery – Diversified — 1.5%
Deere & Co.	225,393	39,051,591
Roper Technologies, Inc.	36,222	12,830,919
		51,882,510
Transportation — 1.7%
Canadian Pacific Railway Ltd.	17,175	4,378,766
Expeditors International of Washington, Inc.	524,368	40,911,191
Kansas City Southern	13,953	2,137,042
Norfolk Southern Corp.	17,357	3,369,515
Union Pacific Corp.	33,486	6,053,934
United Parcel Service, Inc. Class B	1,850	216,561
		57,067,009
		173,363,600
Technology — 22.0%
Computers — 1.5%
Apple, Inc.	166,360	48,851,614
Semiconductors — 4.3%
Advanced Micro Devices, Inc. (a)	119,000	5,457,340
Applied Materials, Inc.	125,687	7,671,935
Broadcom, Inc.	1,144	361,527
KLA Corp.	31,365	5,588,302
Lam Research Corp.	17,735	5,185,714

The accompanying notes are an integral part of the portfolio of investments.

79

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marvell Technology Group Ltd.	294,382	$7,818,786
Maxim Integrated Products, Inc.	39,205	2,411,500
Microchip Technology, Inc.	11,288	1,182,079
NVIDIA Corp.	249,270	58,653,231
QUALCOMM, Inc.	575,253	50,754,572
Texas Instruments, Inc.	21,013	2,695,758
Xilinx, Inc.	1,151	112,533
		147,893,277
Software — 16.2%
Atlassian Corp. PLC Class A (a)	12,539	1,508,943
Autodesk, Inc. (a)	373,940	68,603,032
Cerner Corp.	442,362	32,464,947
DocuSign, Inc. (a)	50,886	3,771,162
Electronic Arts, Inc. (a)	48,244	5,186,712
Fidelity National Information Services, Inc.	223,025	31,020,547
Fiserv, Inc. (a)	260,333	30,102,305
Intuit, Inc.	132,748	34,770,684
Microsoft Corp.	997,488	157,303,858
Oracle Corp.	1,274,920	67,545,262
Paycom Software, Inc. (a)	16,746	4,433,671
salesforce.com, Inc. (a)	216,979	35,289,465
ServiceNow, Inc. (a)	126,922	35,832,619
Splunk, Inc. (a)	97,734	14,637,621
Synopsys, Inc. (a)	17,507	2,436,974
Veeva Systems, Inc. Class A (a)	13,644	1,919,165
VMware, Inc. Class A (a) (b)	58,599	8,894,742
Workday, Inc. Class A (a)	113,765	18,708,654
		554,430,363
		751,175,254
Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc.	345	83,545
Sempra Energy	33,277	5,040,800
		5,124,345

TOTAL COMMON STOCK (Cost $2,197,730,789)		3,401,949,607

TOTAL EQUITIES (Cost $2,197,730,789)		3,401,949,607

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (f)	2,690,436	2,690,436

TOTAL MUTUAL FUNDS (Cost $2,690,436)		2,690,436

TOTAL LONG-TERM INVESTMENTS (Cost $2,200,421,225)		3,404,640,043

SHORT-TERM INVESTMENTS — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,070	1,070

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (g)	$9,663,229	9,663,229

TOTAL SHORT-TERM INVESTMENTS (Cost $9,664,299)		9,664,299

TOTAL INVESTMENTS — 99.8% (Cost $2,210,085,524) (h)		3,414,304,342

Other Assets/(Liabilities) — 0.2%		5,648,169

NET ASSETS — 100.0%		$3,419,952,511

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $14,205,008 or 0.42% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $11,847,389 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $3,849,120 or 0.11% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2019, these securities amounted to a value of $3,849,120 or 0.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $9,663,658. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $9,856,677.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

80

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Communications — 24.0%
Internet — 20.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	49,500	$10,498,950
Alphabet, Inc. Class A (a)	20,372	27,286,053
Amazon.com, Inc. (a)	9,670	17,868,613
Facebook, Inc. Class A (a)	55,057	11,300,449
Match Group, Inc. (a) (b)	157,700	12,948,747
Netflix, Inc. (a)	57,874	18,726,290
		98,629,102
Media — 2.5%
Charter Communications, Inc. Class A (a)	24,263	11,769,496
Telecommunications — 1.0%
Arista Networks, Inc. (a)	24,136	4,909,263
		115,307,861
Consumer, Cyclical — 6.9%
Retail — 4.7%
Dollar Tree, Inc. (a)	99,914	9,396,912
Domino’s Pizza, Inc.	26,670	7,835,112
Floor & Decor Holdings, Inc. Class A (a) (b)	104,300	5,299,483
		22,531,507
Toys, Games & Hobbies — 2.2%
Hasbro, Inc.	100,017	10,562,796
		33,094,303
Consumer, Non-cyclical — 23.2%
Beverages — 3.6%
Constellation Brands, Inc. Class A	60,336	11,448,756
Monster Beverage Corp. (a)	95,400	6,062,670
		17,511,426
Biotechnology — 4.0%
Illumina, Inc. (a)	48,362	16,043,610
Mirati Therapeutics, Inc. (a) (b)	24,050	3,099,083
		19,142,693
Commercial Services — 4.4%
CoStar Group, Inc. (a)	20,825	12,459,598
PayPal Holdings, Inc. (a)	80,396	8,696,435
		21,156,033
Health Care – Products — 2.4%
ABIOMED, Inc. (a)	12,800	2,183,552
Edwards Lifesciences Corp. (a)	39,600	9,238,284
		11,421,836
Health Care – Services — 5.0%
IQVIA Holdings, Inc. (a)	86,521	13,368,360
UnitedHealth Group, Inc.	36,504	10,731,446
		24,099,806
Healthcare – Products — 1.2%
Align Technology, Inc. (a)	20,150	5,622,656
Pharmaceuticals — 2.6%
Sarepta Therapeutics, Inc. (a) (b)	29,205	3,768,613
Zoetis, Inc.	64,324	8,513,281
		12,281,894
		111,236,344
Financial — 14.7%
Diversified Financial Services — 11.9%
The Charles Schwab Corp.	190,455	9,058,040
CME Group, Inc.	33,964	6,817,254
Mastercard, Inc. Class A	32,789	9,790,468
Visa, Inc. Class A	167,425	31,459,157
		57,124,919
Private Equity — 1.9%
KKR & Co., Inc. Class A	319,659	9,324,453
Real Estate Investment Trusts (REITS) — 0.9%
Crown Castle International Corp.	30,236	4,298,047
		70,747,419
Industrial — 2.4%
Packaging & Containers — 2.4%
Ball Corp.	180,328	11,661,812
Technology — 26.5%
Semiconductors — 2.7%
Applied Materials, Inc.	111,469	6,804,067
Texas Instruments, Inc.	46,300	5,939,827
		12,743,894
Software — 23.8%
Activision Blizzard, Inc.	68,300	4,058,386
Adobe, Inc. (a)	36,200	11,939,122
Atlassian Corp. PLC Class A (a)	23,600	2,840,024
Autodesk, Inc. (a)	43,303	7,944,368
Intuit, Inc.	37,050	9,704,506
Microsoft Corp.	222,294	35,055,764
salesforce.com, Inc. (a)	46,634	7,584,554
Sea Ltd. (a) (b)	33,100	1,331,282
ServiceNow, Inc. (a)	73,936	20,873,612
Take-Two Interactive Software, Inc. (a)	56,937	6,970,797
Twilio, Inc. Class A (a) (b)	25,800	2,535,624
Workday, Inc. Class A (a)	22,900	3,765,905
		114,603,944
		127,347,838

TOTAL COMMON STOCK (Cost $321,183,514)		469,395,577

TOTAL EQUITIES (Cost $321,183,514)		469,395,577

The accompanying notes are an integral part of the portfolio of investments.

81

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.7%
Diversified Financial Services — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)	13,185,365	$13,185,365

TOTAL MUTUAL FUNDS (Cost $13,185,365)		13,185,365

TOTAL LONG-TERM INVESTMENTS (Cost $334,368,879)		482,580,942

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$18,149,297	18,149,297

TOTAL SHORT-TERM INVESTMENTS (Cost $18,149,297)		18,149,297

TOTAL INVESTMENTS — 104.2% (Cost $352,518,176) (e)		500,730,239

Other Assets/(Liabilities) — (4.2)%		(20,132,243)

NET ASSETS — 100.0%		$480,597,996

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $27,444,107 or 5.71% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $14,782,365 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $18,150,104. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $18,515,334.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

82

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Basic Materials — 1.0%
Forest Products & Paper — 1.0%
Mondi PLC	45,514	$1,074,429
Communications — 0.7%
Telecommunications — 0.7%
Rogers Communications, Inc. Class B	14,145	702,375
Consumer, Cyclical — 13.5%
Airlines — 1.5%
Southwest Airlines Co.	29,677	1,601,964
Auto Manufacturers — 3.0%
Cummins, Inc.	6,373	1,140,512
Honda Motor Co. Ltd. Sponsored ADR	35,133	994,615
PACCAR, Inc.	12,475	986,773
		3,121,900
Auto Parts & Equipment — 1.3%
Aptiv PLC	5,233	496,977
BorgWarner, Inc.	20,647	895,667
		1,392,644
Food Services — 0.9%
Sodexo SA	8,167	968,644
Home Builders — 1.5%
PulteGroup, Inc.	22,337	866,675
Thor Industries, Inc.	9,123	677,748
		1,544,423
Leisure Time — 1.0%
Carnival Corp.	20,501	1,042,066
Retail — 4.3%
Advance Auto Parts, Inc.	9,073	1,453,132
Genuine Parts Co.	12,006	1,275,398
MSC Industrial Direct Co., Inc. Class A	13,605	1,067,584
Target Corp.	6,167	790,671
		4,586,785
		14,258,426
Consumer, Non-cyclical — 17.1%
Foods — 6.0%
Conagra Brands, Inc.	35,100	1,201,824
The J.M. Smucker Co.	7,016	730,576
Kellogg Co.	8,552	591,456
Koninklijke Ahold Delhaize NV	45,037	1,128,711
Mondelez International, Inc. Class A	10,633	585,666
Orkla ASA	110,225	1,117,122
Sysco Corp.	10,641	910,231
		6,265,586
Health Care – Products — 5.3%
Henry Schein, Inc. (a)	13,821	922,137
Hologic, Inc. (a)	16,753	874,674
Siemens Healthineers AG (b)	14,960	718,366
Zimmer Biomet Holdings, Inc.	20,539	3,074,278
		5,589,455
Health Care – Services — 2.6%
Quest Diagnostics, Inc.	15,359	1,640,188
Universal Health Services, Inc. Class B	7,635	1,095,317
		2,735,505
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	6,844	941,392
Pharmaceuticals — 2.3%
Cardinal Health, Inc.	25,489	1,289,234
McKesson Corp.	8,450	1,168,804
		2,458,038
		17,989,976
Energy — 4.9%
Oil & Gas — 2.9%
ConocoPhillips	22,778	1,481,254
Imperial Oil Ltd. (c)	22,486	594,813
Noble Energy, Inc.	37,636	934,878
		3,010,945
Oil & Gas Services — 2.0%
Baker Hughes Co.	41,874	1,073,231
Schlumberger Ltd.	26,538	1,066,827
		2,140,058
		5,151,003
Financial — 27.3%
Banks — 13.2%
Comerica, Inc.	23,455	1,682,896
Commerce Bancshares, Inc.	18,690	1,269,799
First Hawaiian, Inc.	48,057	1,386,445
M&T Bank Corp.	7,769	1,318,788
Northern Trust Corp.	24,451	2,597,674
Prosperity Bancshares, Inc.	7,496	538,887
State Street Corp.	13,680	1,082,088
Truist Financial Corp.	46,525	2,620,288
UMB Financial Corp.	10,408	714,405
Westamerica Bancorp.	9,255	627,211
		13,838,481
Diversified Financial Services — 1.6%
Ameriprise Financial, Inc.	9,856	1,641,812
Insurance — 5.9%
Aflac, Inc.	15,937	843,067
Arthur J Gallagher & Co.	2,965	282,357
Brown & Brown, Inc.	12,746	503,212

The accompanying notes are an integral part of the portfolio of investments.

83

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	10,421	$1,622,133
Globe Life, Inc.	3,925	413,106
ProAssurance Corp.	26,585	960,782
Reinsurance Group of America, Inc.	7,758	1,265,019
The Travelers Cos., Inc.	2,449	335,391
		6,225,067
Real Estate Investment Trusts (REITS) — 5.8%
Empire State Realty Trust, Inc. Class A	51,172	714,361
MGM Growth Properties LLC Class A	37,288	1,154,810
Piedmont Office Realty Trust, Inc. Class A	42,021	934,547
Welltower, Inc.	16,486	1,348,225
Weyerhaeuser Co.	66,130	1,997,126
		6,149,069
Savings & Loans — 0.8%
Capitol Federal Financial, Inc.	64,542	886,162
		28,740,591
Industrial — 15.7%
Aerospace & Defense — 0.8%
BAE Systems PLC	109,926	823,631
Building Materials — 1.4%
Johnson Controls International PLC	37,493	1,526,340
Electrical Components & Equipment — 4.1%
Emerson Electric Co.	25,762	1,964,610
Hubbell, Inc.	11,728	1,733,633
Schneider Electric SE	5,676	583,879
		4,282,122
Electronics — 2.5%
nVent Electric PLC	61,539	1,574,168
TE Connectivity Ltd.	11,198	1,073,216
		2,647,384
Environmental Controls — 0.8%
Republic Services, Inc.	9,964	893,073
Miscellaneous – Manufacturing — 2.5%
Eaton Corp. PLC	8,523	807,299
IMI PLC	64,536	1,009,866
Textron, Inc.	17,621	785,897
		2,603,062
Packaging & Containers — 2.6%
Graphic Packaging Holding Co.	32,460	540,459
Packaging Corp. of America	7,512	841,269
Sonoco Products Co.	12,088	746,071
WestRock Co.	13,559	581,817
		2,709,616
Transportation — 1.0%
Heartland Express, Inc.	47,884	1,007,958
		16,493,186
Technology — 5.3%
Computers — 0.7%
HP, Inc.	38,372	788,545
Semiconductors — 3.5%
Applied Materials, Inc.	23,376	1,426,871
Maxim Integrated Products, Inc.	21,928	1,348,791
Microchip Technology, Inc.	8,562	896,613
		3,672,275
Software — 1.1%
Cerner Corp.	15,918	1,168,222
		5,629,042
Utilities — 10.0%
Electric — 8.1%
Ameren Corp.	13,230	1,016,064
Edison International	20,029	1,510,387
Eversource Energy	9,275	789,024
NorthWestern Corp.	15,518	1,112,175
Pinnacle West Capital Corp.	15,181	1,365,227
WEC Energy Group, Inc.	6,675	615,635
Xcel Energy, Inc.	32,593	2,069,330
		8,477,842
Gas — 1.9%
Atmos Energy Corp.	8,431	943,092
Spire, Inc.	12,984	1,081,697
		2,024,789
		10,502,631

TOTAL COMMON STOCK (Cost $89,273,081)		100,541,659

TOTAL EQUITIES (Cost $89,273,081)		100,541,659

MUTUAL FUNDS — 3.1%
Diversified Financial Services — 3.1%
iShares Russell Mid-Cap Value ETF	34,654	3,284,160

TOTAL MUTUAL FUNDS (Cost $3,028,996)		3,284,160

TOTAL LONG-TERM INVESTMENTS (Cost $92,302,077)		103,825,819

The accompanying notes are an integral part of the portfolio of investments.

84

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$1,945,164	$1,945,164

TOTAL SHORT-TERM INVESTMENTS (Cost $1,945,164)		1,945,164

TOTAL INVESTMENTS — 100.5% (Cost $94,247,241) (e)		105,770,983

Other Assets/(Liabilities) — (0.5)%		(508,197)

NET ASSETS — 100.0%		$105,262,786

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $718,366 or 0.68% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $188,482 or 0.18% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $198,640 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Maturity value of $1,945,251. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,984,704.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/31/20	JPY	2,493,544	USD	23,054	$4
Bank of America N.A.	3/31/20	USD	619,078	JPY	67,348,165	(3,702)
Credit Suisse International	3/31/20	USD	3,002,684	EUR	2,674,664	(14,057)
Credit Suisse International	3/31/20	EUR	75,815	USD	84,667	844
Goldman Sachs & Co.	3/31/20	USD	955,792	NOK	8,614,626	(25,686)
Goldman Sachs & Co.	3/31/20	NOK	219,890	USD	24,992	60
JP Morgan Chase Bank N.A.	3/31/20	USD	2,438,110	GBP	1,850,882	(19,479)
Morgan Stanley & Co. LLC	3/31/20	USD	1,096,662	CAD	1,442,322	(14,392)
						$(76,408)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

85

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%
COMMON STOCK — 99.6%
Basic Materials — 5.2%
Chemicals — 3.2%
Orion Engineered Carbons SA	43,760	$844,568
PolyOne Corp.	29,055	1,068,934
Sensient Technologies Corp.	8,120	536,651
Stepan Co.	6,040	618,738
		3,068,891
Forest Products & Paper — 0.8%
Neenah, Inc.	10,180	716,977
Iron & Steel — 1.1%
Allegheny Technologies, Inc. (a)	49,958	1,032,132
Mining — 0.1%
Ferroglobe PLC (a)	117,793	110,726
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	-
		110,726
		4,928,726
Communications — 1.5%
Telecommunications — 1.5%
Ciena Corp. (a)	33,884	1,446,508
Consumer, Cyclical — 9.8%
Apparel — 0.6%
Kontoor Brands, Inc.	14,360	602,976
Auto Parts & Equipment — 3.6%
Adient PLC (a)	57,840	1,229,100
American Axle & Manufacturing Holdings, Inc. (a)	107,138	1,152,805
Cooper Tire & Rubber Co.	14,640	420,900
Gentherm, Inc. (a)	13,040	578,845
		3,381,650
Food Services — 1.1%
Aramark	22,800	989,520
Home Builders — 0.8%
TRI Pointe Group, Inc. (a)	47,420	738,804
Home Furnishing — 1.7%
Whirlpool Corp.	10,722	1,581,817
Office Furnishings — 0.6%
Steelcase, Inc. Class A	28,200	576,972
Retail — 0.2%
The Cato Corp. Class A	13,330	231,942
Storage & Warehousing — 1.2%
Mobile Mini, Inc.	30,876	1,170,509
		9,274,190
Consumer, Non-cyclical — 11.6%
Agriculture — 1.9%
Darling Ingredients, Inc. (a)	63,527	1,783,838
Beverages — 0.7%
C&C Group PLC (d)	121,936	655,459
Commercial Services — 3.5%
AMN Healthcare Services, Inc. (a)	7,320	456,109
BrightView Holdings, Inc. (a)	22,030	371,646
CBIZ, Inc. (a)	8,150	219,724
Forrester Research, Inc.	11,437	476,923
Huron Consulting Group, Inc. (a)	14,110	969,639
ICF International, Inc.	6,540	599,195
SEACOR Marine Holdings Inc. (a)	14,714	202,906
		3,296,142
Foods — 1.7%
Cranswick PLC	16,802	755,391
Post Holdings, Inc. (a)	4,660	508,406
SunOpta, Inc. (a) (d)	127,226	318,065
		1,581,862
Health Care – Products — 0.6%
Invacare Corp.	37,298	336,428
Natus Medical, Inc. (a)	7,650	252,374
		588,802
Health Care – Services — 1.1%
Encompass Health Corp.	15,379	1,065,303
Household Products & Wares — 2.1%
Acco Brands Corp.	71,580	669,989
Helen of Troy Ltd. (a)	2,280	409,921
Spectrum Brands Holdings, Inc.	13,640	876,916
		1,956,826
		10,928,232
Energy — 3.3%
Oil & Gas — 2.4%
Callon Petroleum Co. (a)	230,014	1,110,968
Kosmos Energy Ltd.	114,190	650,883
Magnolia Oil & Gas Corp. Class A (a) (d)	39,420	495,903
		2,257,754
Oil & Gas Services — 0.9%
Era Group, Inc. (a)	14,950	152,042
Thermon Group Holdings, Inc. (a)	27,630	740,484
		892,526
		3,150,280
Financial — 23.5%
Banks — 8.1%
1st Source Corp.	8,670	449,800
Atlantic Union Bankshares Corp.	16,730	628,211

The accompanying notes are an integral part of the portfolio of investments.

86

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Midwest Bancorp, Inc.	28,460	$656,288
Great Western Bancorp, Inc.	17,650	613,161
Hancock Whitney Corp.	17,740	778,431
International Bancshares Corp.	18,960	816,607
Prosperity Bancshares, Inc.	16,804	1,208,039
Synovus Financial Corp.	14,610	572,712
Texas Capital Bancshares, Inc. (a)	23,188	1,316,383
Webster Financial Corp.	11,320	604,035
		7,643,667
Diversified Financial Services — 1.5%
PRA Group, Inc. (a)	38,816	1,409,021
Insurance — 6.5%
Alleghany Corp. (a)	1,618	1,293,704
Argo Group International Holdings Ltd.	2,550	167,663
Assured Guaranty Ltd.	11,360	556,867
Kemper Corp.	9,190	712,225
MGIC Investment Corp.	107,531	1,523,714
Reinsurance Group of America, Inc.	4,260	694,636
White Mountains Insurance Group Ltd.	1,090	1,215,906
		6,164,715
Real Estate — 0.8%
Alexander & Baldwin, Inc.	33,880	710,125
Real Estate Investment Trusts (REITS) — 5.1%
Brandywine Realty Trust	49,070	772,852
Corporate Office Properties Trust	26,500	778,570
DiamondRock Hospitality Co.	33,044	366,128
Physicians Realty Trust	49,370	935,068
PotlatchDeltic Corp.	14,023	606,775
RPT Realty	61,540	925,562
Summit Hotel Properties, Inc.	33,760	416,598
		4,801,553
Savings & Loans — 1.5%
Banc of California, Inc.	43,010	738,912
Northwest Bancshares, Inc.	39,650	659,379
		1,398,291
		22,127,372
Industrial — 31.7%
Aerospace & Defense — 1.6%
Astronics Corp. (a)	16,211	453,097
Barnes Group, Inc.	13,508	836,956
Park Aerospace Corp.	15,636	254,398
		1,544,451
Building Materials — 5.0%
American Woodmark Corp. (a)	9,360	978,214
Gibraltar Industries, Inc. (a)	29,365	1,481,170
Louisiana-Pacific Corp.	4,490	133,218
Simpson Manufacturing Co., Inc.	17,529	1,406,352
Tyman PLC	193,884	698,996
		4,697,950
Electrical Components & Equipment — 2.0%
Belden, Inc.	17,730	975,150
Encore Wire Corp.	16,076	922,762
		1,897,912
Electronics — 4.9%
Coherent, Inc. (a)	2,740	455,799
FARO Technologies, Inc. (a)	19,109	962,138
II-VI, Inc. (a)	49,436	1,664,510
Vishay Intertechnology, Inc.	70,192	1,494,388
		4,576,835
Engineering & Construction — 1.4%
Primoris Services Corp.	57,912	1,287,963
Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	8,050	690,288
Hand & Machine Tools — 2.1%
Colfax Corp. (a)	36,259	1,319,102
Luxfer Holdings PLC	36,092	668,063
		1,987,165
Machinery – Construction & Mining — 1.2%
Terex Corp.	38,348	1,142,003
Machinery – Diversified — 0.2%
Albany International Corp. Class A	2,450	186,004
Metal Fabricate & Hardware — 3.1%
Mueller Industries, Inc.	31,530	1,001,078
TriMas Corp. (a)	37,690	1,183,843
Valmont Industries, Inc.	5,130	768,371
		2,953,292
Miscellaneous – Manufacturing — 3.7%
Actuant Corp. Class A	47,122	1,226,586
ESCO Technologies, Inc.	8,110	750,175
Federal Signal Corp.	46,181	1,489,337
		3,466,098
Packaging & Containers — 1.2%
Matthews International Corp. Class A	10,240	390,861
Sealed Air Corp.	19,030	757,965
		1,148,826
Transportation — 3.9%
Air Transport Services Group, Inc. (a)	53,040	1,244,318
Dorian LPG Ltd. (a)	26,437	409,245
Forward Air Corp.	8,930	624,654
Saia, Inc. (a)	4,420	411,590
Scorpio Tankers, Inc.	15,342	603,554
SEACOR Holdings, Inc. (a)	8,840	381,446
		3,674,807

The accompanying notes are an integral part of the portfolio of investments.

87

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.7%
GATX Corp.	8,040	$666,114
		29,919,708
Technology — 11.4%
Computers — 1.8%
MTS Systems Corp.	15,844	760,987
WNS Holdings Ltd. ADR (a)	13,810	913,532
		1,674,519
Semiconductors — 8.2%
Brooks Automation, Inc.	48,764	2,046,138
Cohu, Inc.	44,612	1,019,384
CTS Corp.	15,920	477,759
Diodes, Inc. (a)	41,120	2,317,934
Onto Innovation, Inc. (a)	22,328	815,865
Photronics, Inc. (a)	69,110	1,089,174
		7,766,254
Software — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	59,760	586,545
CDK Global, Inc.	12,690	693,889
		1,280,434
		10,721,207
Utilities — 1.6%
Gas — 1.6%
New Jersey Resources Corp.	5,950	265,192
Spire, Inc.	4,700	391,556
UGI Corp.	19,145	864,588
		1,521,336

TOTAL COMMON STOCK (Cost $80,947,874)		94,017,559

TOTAL EQUITIES (Cost $80,947,874)		94,017,559

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (e)	346,374	346,374

TOTAL MUTUAL FUNDS (Cost $346,374)		346,374

TOTAL LONG-TERM INVESTMENTS (Cost $81,294,248)		94,363,933

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (f)	$2,928,313	2,928,313

TOTAL SHORT-TERM INVESTMENTS (Cost $2,928,313)		2,928,313

TOTAL INVESTMENTS — 103.1% (Cost $84,222,561) (g)		97,292,246

Other Assets/(Liabilities) — (3.1)%		(2,904,578)

NET ASSETS — 100.0%		$94,387,668

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $865,943 or 0.92% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $564,010 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $2,928,443. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $2,992,481.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

88

MassMutual Select Small Company Value Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.5%
Chemicals — 1.7%
Innophos Holdings, Inc.	19,149	$612,386
Minerals Technologies, Inc.	19,497	1,123,612
Orion Engineered Carbons SA	89,428	1,725,960
		3,461,958
Forest Products & Paper — 0.0%
Neenah, Inc.	871	61,345
Iron & Steel — 0.8%
Carpenter Technology Corp.	32,608	1,623,226
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (b)	49,975	-
		5,146,529
Communications — 3.5%
Internet — 0.5%
Criteo SA Sponsored ADR (c)	57,441	995,452
Media — 0.9%
Entravision Communications Corp. Class A	216,776	567,953
Houghton Mifflin Harcourt Co. (c)	174,782	1,092,388
Townsquare Media, Inc. Class A	17,158	171,065
		1,831,406
Telecommunications — 2.1%
A10 Networks, Inc. (c)	198,249	1,361,971
Casa Systems, Inc. (c)	196,889	805,276
Extreme Networks, Inc. (c) (d)	131,008	965,529
LogMeIn, Inc.	14,814	1,270,152
		4,402,928
		7,229,786
Consumer, Cyclical — 13.1%
Airlines — 1.4%
Hawaiian Holdings, Inc.	52,252	1,530,461
SkyWest, Inc.	22,880	1,478,734
		3,009,195
Apparel — 0.6%
Skechers U.S.A., Inc. Class A (c)	26,724	1,154,210
Auto Manufacturers — 0.6%
REV Group, Inc.	102,118	1,248,903
Auto Parts & Equipment — 1.3%
Cooper-Standard Holding, Inc. (c)	22,658	751,340
Dana, Inc.	96,786	1,761,505
Spartan Motors, Inc.	9,388	169,735
		2,682,580
Entertainment — 0.2%
Accel Entertainment, Inc. (c) (d)	39,279	490,988
Home Builders — 0.9%
Taylor Morrison Home Corp. (c)	85,769	1,874,910
Leisure Time — 1.0%
Callaway Golf Co.	75,413	1,598,755
Camping World Holdings, Inc. Class A	13,042	192,239
Malibu Boats, Inc. Class A (c)	7,404	303,194
		2,094,188
Office Furnishings — 0.5%
Knoll, Inc.	41,569	1,050,033
Retail — 6.3%
Bloomin’ Brands, Inc.	69,577	1,535,564
BMC Stock Holdings, Inc. (c)	20,689	593,567
Citi Trends, Inc.	63,696	1,472,652
El Pollo Loco Holdings, Inc. (c) (d)	128,024	1,938,283
Foundation Building Materials, Inc. (c)	13,141	254,278
GMS, Inc. (c)	7,083	191,808
MarineMax, Inc. (c)	19,463	324,838
MSC Industrial Direct Co., Inc. Class A	1,223	95,969
Papa John’s International, Inc. (d)	30,903	1,951,525
Penske Automotive Group, Inc.	19,305	969,497
Red Robin Gourmet Burgers, Inc. (c) (d)	30,260	999,185
Regis Corp. (c)	99,882	1,784,891
Signet Jewelers Ltd. (d)	44,372	964,647
		13,076,704
Textiles — 0.3%
UniFirst Corp.	3,117	629,572
		27,311,283
Consumer, Non-cyclical — 9.4%
Beverages — 0.8%
Cott Corp.	123,617	1,691,080
Commercial Services — 2.1%
The Brink’s Co.	10,177	922,850
Cass Information Systems, Inc.	3,338	192,736
EVERTEC, Inc.	29,195	993,798
Healthcare Services Group, Inc.	19,730	479,834
Korn Ferry	14,672	622,093
Viad Corp.	17,184	1,159,920
		4,371,231
Foods — 3.2%
Fresh Del Monte Produce, Inc.	44,439	1,554,476
The Hain Celestial Group, Inc. (c) (d)	88,446	2,295,616
Nomad Foods Ltd. (c)	105,578	2,361,780

The accompanying notes are an integral part of the portfolio of investments.

89

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Weis Markets, Inc.	9,459	$382,995
		6,594,867
Health Care – Products — 0.2%
Patterson Cos., Inc. (d)	26,422	541,123
Health Care – Services — 2.0%
ICON PLC (c)	9,559	1,646,347
Molina Healthcare, Inc. (c)	11,067	1,501,681
The Providence Service Corp. (c)	17,589	1,040,917
		4,188,945
Household Products & Wares — 0.7%
Spectrum Brands Holdings, Inc.	21,434	1,377,992
Pharmaceuticals — 0.4%
Premier, Inc. Class A (c)	23,456	888,513
		19,653,751
Energy — 4.1%
Oil & Gas — 1.0%
Callon Petroleum Co. (c) (d)	45,179	218,215
Centennial Resource Development, Inc. Class A (c)	21,604	99,810
Earthstone Energy, Inc. Class A (c)	29,402	186,115
Magnolia Oil & Gas Corp. Class A (c) (d)	41,780	525,592
Parsley Energy, Inc. Class A	14,478	273,779
QEP Resources, Inc.	119,069	535,810
WPX Energy, Inc. (c)	18,532	254,630
		2,093,951
Oil & Gas Services — 3.1%
Dril-Quip, Inc. (c)	28,953	1,358,185
Helix Energy Solutions Group, Inc. (c)	120,692	1,162,264
Liberty Oilfield Services, Inc. Class A	6,275	69,778
MRC Global, Inc. (c)	78,594	1,072,022
NCS Multistage Holdings, Inc. (c)	72,038	151,280
NexTier Oilfield Solutions, Inc. (c)	14,016	93,907
Oil States International, Inc. (c)	73,837	1,204,282
Patterson-UTI Energy, Inc.	79,284	832,482
RPC, Inc. (d)	96,563	505,990
		6,450,190
		8,544,141
Financial — 39.2%
Banks — 19.6%
1st Source Corp.	25,558	1,325,949
Ameris Bancorp	6,370	270,980
Associated Banc-Corp.	82,339	1,814,752
Bank of Marin Bancorp	20,496	923,345
Bank OZK	1,873	57,136
BankUnited, Inc.	100,428	3,671,648
Carter Bank & Trust (c)	60,338	1,431,217
CrossFirst Bankshares, Inc. (c)	36,293	523,345
First Hawaiian, Inc.	43,745	1,262,043
HarborOne Bancorp, Inc. (c)	8,849	97,251
Heritage Financial Corp.	67,962	1,923,325
Hilltop Holdings, Inc.	16,469	410,572
Home BancShares, Inc.	85,907	1,688,932
IBERIABANK Corp.	29,316	2,193,716
Independent Bank Group, Inc.	45,192	2,505,444
Opus Bank	48,010	1,242,019
Origin Bancorp, Inc.	21,815	825,480
Prosperity Bancshares, Inc.	4,809	345,719
Sandy Spring Bancorp, Inc.	48,499	1,837,142
Signature Bank	9,294	1,269,653
South State Corp.	2,093	181,568
Synovus Financial Corp.	47,487	1,861,490
Texas Capital Bancshares, Inc. (c)	52,269	2,967,311
Towne Bank	13,581	377,823
TriCo Bancshares	37,776	1,541,639
UMB Financial Corp.	16,216	1,113,066
Umpqua Holdings Corp.	107,504	1,902,821
Valley National Bancorp	140,911	1,613,431
Webster Financial Corp.	36,342	1,939,209
Zions Bancorp NA	35,358	1,835,787
		40,953,813
Diversified Financial Services — 0.7%
Ares Management Corp. Class A	21,045	751,096
Deluxe Corp.	12,431	620,555
		1,371,651
Insurance — 6.1%
AMERISAFE, Inc.	7,720	509,752
Axis Capital Holdings Ltd.	24,974	1,484,455
Essent Group Ltd.	33,558	1,744,680
First American Financial Corp.	17,128	998,905
The Hanover Insurance Group, Inc.	2,551	348,645
James River Group Holdings Ltd.	23,351	962,295
Kemper Corp.	22,144	1,716,160
ProAssurance Corp.	42,474	1,535,010
ProSight Global, Inc. (c)	17,784	286,856
RenaissanceRe Holdings Ltd.	2,057	403,213
Selective Insurance Group, Inc.	20,432	1,331,962
State Auto Financial Corp.	25,980	805,900
White Mountains Insurance Group Ltd.	579	645,880
		12,773,713
Investment Companies — 0.8%
Compass Diversified Holdings (e)	71,034	1,765,905
Real Estate Investment Trusts (REITS) — 9.9%
Armada Hoffler Properties, Inc.	65,415	1,200,365
Brandywine Realty Trust	62,882	990,392
CareTrust REIT, Inc.	12,640	260,763
City Office REIT, Inc.	119,230	1,611,990

The accompanying notes are an integral part of the portfolio of investments.

90

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cousins Properties, Inc.	62,719	$2,584,023
Easterly Government Properties, Inc.	54,023	1,281,966
Empire State Realty Trust, Inc. Class A	63,413	885,245
Four Corners Property Trust, Inc.	6,984	196,879
Highwoods Properties, Inc.	5,405	264,359
Independence Realty Trust, Inc.	138,530	1,950,502
Kite Realty Group Trust	47,876	935,018
Lexington Realty Trust	23,745	252,172
National Health Investors, Inc.	4,826	393,222
National Storage Affiliates Trust	59,604	2,003,887
Physicians Realty Trust	29,145	552,006
RLJ Lodging Trust	94,282	1,670,677
Sabra Health Care REIT, Inc.	13,900	296,626
STAG Industrial, Inc.	70,458	2,224,359
Summit Hotel Properties, Inc. (d)	31,234	385,428
Urstadt Biddle Properties, Inc. Class A	3,516	87,337
Weingarten Realty Investors	20,270	633,235
		20,660,451
Savings & Loans — 2.1%
Pacific Premier Bancorp, Inc.	16,602	541,308
Sterling Bancorp	79,306	1,671,771
WSFS Financial Corp.	47,066	2,070,433
		4,283,512
		81,809,045
Industrial — 14.5%
Aerospace & Defense — 0.9%
AAR Corp.	40,029	1,805,308
Building Materials — 1.2%
Masonite International Corp. (c)	28,952	2,090,624
Tecnoglass, Inc.	53,135	438,364
		2,528,988
Electrical Components & Equipment — 1.9%
Belden, Inc.	37,678	2,072,290
EnerSys	21,556	1,613,035
Graham Corp.	9,168	200,596
		3,885,921
Electronics — 2.1%
Advanced Energy Industries, Inc. (c)	3,313	235,886
Avnet, Inc.	12,800	543,232
Coherent, Inc. (c)	6,370	1,059,649
II-VI, Inc. (c) (d)	19,499	656,531
Tech Data Corp. (c)	2,316	332,578
TTM Technologies, Inc. (c)	101,654	1,529,893
		4,357,769
Engineering & Construction — 1.3%
Dycom Industries, Inc. (c)	10,193	480,600
Primoris Services Corp.	65,892	1,465,438
Tutor Perini Corp. (c)	65,135	837,636
		2,783,674
Environmental Controls — 0.2%
CECO Environmental Corp. (c)	41,258	316,036
Charah Solutions, Inc. (c)	88,276	215,394
		531,430
Hand & Machine Tools — 1.7%
Colfax Corp. (c)	16,465	598,997
Kennametal, Inc.	44,953	1,658,316
Regal Beloit Corp.	14,410	1,233,640
		3,490,953
Machinery – Construction & Mining — 0.4%
Terex Corp.	29,699	884,436
Machinery – Diversified — 0.5%
Cactus, Inc. Class A	9,459	324,633
DXP Enterprises, Inc. (c)	7,174	285,597
Hurco Cos., Inc.	8,209	314,897
Mueller Water Products, Inc. Class A	8,021	96,092
		1,021,219
Metal Fabricate & Hardware — 0.6%
The Timken Co.	17,091	962,394
Valmont Industries, Inc.	1,544	231,261
		1,193,655
Miscellaneous – Manufacturing — 0.9%
EnPro Industries, Inc.	10,299	688,797
Trinseo SA	29,539	1,099,146
		1,787,943
Packaging & Containers — 1.9%
Graphic Packaging Holding Co.	179,759	2,992,987
Silgan Holdings, Inc.	34,538	1,073,441
		4,066,428
Transportation — 0.9%
Covenant Transportation Group, Inc. Class A (c)	38,835	501,942
Hub Group, Inc. Class A (c)	27,741	1,422,836
		1,924,778
		30,262,502
Technology — 10.3%
Computers — 3.5%
NCR Corp. (c)	62,435	2,195,215
NetScout Systems, Inc. (c)	62,126	1,495,373
TTEC Holdings, Inc.	8,881	351,865
Unisys Corp. (c)	157,935	1,873,109
WNS Holdings Ltd. ADR (c)	21,062	1,393,251
		7,308,813

The accompanying notes are an integral part of the portfolio of investments.

91

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.7%
Cypress Semiconductor Corp.	15,736	$367,121
KEMET Corp.	32,600	881,830
Kulicke & Soffa Industries, Inc.	117,515	3,196,408
Magnachip Semiconductor Corp. (c)	114,490	1,329,229
MaxLinear, Inc. (c)	65,291	1,385,475
Onto Innovation, Inc. (c)	13,190	481,962
		7,642,025
Software — 3.1%
CommVault Systems, Inc. (c)	34,198	1,526,599
Donnelley Financial Solutions, Inc. (c)	82,818	867,105
InnerWorkings, Inc. (c)	86,430	476,229
Sapiens International Corp. NV	6,197	142,531
Teradata Corp. (c)	51,544	1,379,833
Verint Systems, Inc. (c)	37,101	2,053,911
		6,446,208
		21,397,046
Utilities — 1.5%
Electric — 1.5%
Black Hills Corp.	19,621	1,541,033
PNM Resources, Inc.	33,408	1,694,120
		3,235,153

TOTAL COMMON STOCK (Cost $188,415,784)		204,589,236

TOTAL EQUITIES (Cost $188,415,784)		204,589,236

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (f)	1,173,074	1,173,074

TOTAL MUTUAL FUNDS (Cost $1,173,074)		1,173,074

TOTAL LONG-TERM INVESTMENTS (Cost $189,588,858)		205,762,310

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (g)	$2,639,923	2,639,923

TOTAL SHORT-TERM INVESTMENTS (Cost $2,639,923)		2,639,923

TOTAL INVESTMENTS — 99.9% (Cost $192,228,781) (h)		208,402,233

Other Assets/(Liabilities) — 0.1%		182,885

NET ASSETS — 100.0%		$208,585,118

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $0 or 0.00% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $6,101,242 or 2.93% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $5,035,363 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is a Master Limited Partnership
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,640,040. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $2,699,403.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

92

MM S&P Mid Cap Index Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.3%
COMMON STOCK — 100.3%
Basic Materials — 4.3%
Chemicals — 2.3%
Ashland Global Holdings, Inc.	15,536	$1,188,970
Cabot Corp.	14,796	703,106
The Chemours Co. (a)	42,339	765,912
Ingevity Corp. (b)	10,835	946,762
Minerals Technologies, Inc.	9,081	523,338
NewMarket Corp.	1,911	929,740
Olin Corp.	41,233	711,269
PolyOne Corp.	20,082	738,817
RPM International, Inc.	33,510	2,572,228
Sensient Technologies Corp.	10,864	718,002
Valvoline, Inc.	48,880	1,046,521
		10,844,665
Forest Products & Paper — 0.1%
Domtar Corp.	14,722	562,969
Iron & Steel — 1.4%
Allegheny Technologies, Inc. (b)	32,284	666,988
Carpenter Technology Corp.	12,198	607,216
Commercial Metals Co.	30,708	683,867
Reliance Steel & Aluminum Co.	17,254	2,066,339
Steel Dynamics, Inc.	55,751	1,897,764
United States Steel Corp. (a)	43,975	501,755
		6,423,929
Mining — 0.5%
Compass Minerals International, Inc.	8,851	539,557
Royal Gold, Inc.	16,979	2,075,683
		2,615,240
		20,446,803
Communications — 3.5%
Internet — 0.6%
Etsy, Inc. (b)	30,628	1,356,820
TripAdvisor, Inc.	27,191	826,063
Yelp, Inc. (b)	16,417	571,804
		2,754,687
Media — 1.9%
AMC Networks, Inc. Class A (b)	11,447	452,157
Cable One, Inc.	1,301	1,936,499
FactSet Research Systems, Inc.	9,833	2,638,194
John Wiley & Sons, Inc. Class A	11,422	554,195
Meredith Corp.	10,355	336,227
The New York Times Co. Class A (a)	37,336	1,201,099
TEGNA, Inc.	55,960	933,972
World Wrestling Entertainment, Inc. Class A (a)	12,273	796,150
		8,848,493
Telecommunications — 1.0%
Ciena Corp. (b)	39,866	1,701,880
InterDigital, Inc.	8,015	436,737
LogMeIn, Inc.	12,603	1,080,581
Telephone & Data Systems, Inc.	25,401	645,947
ViaSat, Inc. (b)	14,941	1,093,607
		4,958,752
		16,561,932
Consumer, Cyclical — 14.4%
Airlines — 0.3%
JetBlue Airways Corp. (b)	74,697	1,398,328
Apparel — 1.0%
Carter’s, Inc.	11,363	1,242,431
Columbia Sportswear Co. (a)	7,494	750,824
Deckers Outdoor Corp. (b)	7,234	1,221,533
Skechers U.S.A., Inc. Class A (b)	34,723	1,499,686
		4,714,474
Auto Parts & Equipment — 1.1%
Adient PLC (b)	22,587	479,974
Dana, Inc.	37,440	681,408
Delphi Technologies PLC	22,589	289,817
Lear Corp.	14,203	1,948,652
The The Goodyear Tire & Rubber Co.	60,109	934,995
Visteon Corp. (b)	7,285	630,808
		4,965,654
Distribution & Wholesale — 1.0%
KAR Auction Services, Inc. (a)	33,229	724,060
Pool Corp.	10,351	2,198,345
Resideo Technologies, Inc. (b)	31,198	372,192
Watsco, Inc.	8,468	1,525,510
		4,820,107
Entertainment — 1.4%
Churchill Downs, Inc.	9,156	1,256,203
Cinemark Holdings, Inc. (a)	27,695	937,476
Eldorado Resorts, Inc. (a) (b)	17,004	1,014,119
Marriott Vacations Worldwide Corp.	9,678	1,246,139
Penn National Gaming, Inc. (b)	27,913	713,456
Scientific Games Corp. Class A (b)	13,777	368,948
Six Flags Entertainment Corp.	20,310	916,184
		6,452,525
Food Services — 0.2%
GrubHub, Inc. (a) (b)	23,606	1,148,196
Home Builders — 0.8%
KB Home	22,371	766,654
Thor Industries, Inc. (a)	14,213	1,055,884
Toll Brothers, Inc.	33,588	1,327,062

The accompanying notes are an integral part of the portfolio of investments.

93

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TRI Pointe Group, Inc. (b)	35,845	$558,465
		3,708,065
Home Furnishing — 0.2%
Tempur Sealy International, Inc. (b)	11,761	1,023,913
Housewares — 0.7%
The Scotts Miracle-Gro Co.	10,241	1,087,389
The Toro Co.	27,591	2,198,175
		3,285,564
Leisure Time — 0.6%
Brunswick Corp.	21,078	1,264,258
Polaris, Inc.	14,911	1,516,449
		2,780,707
Lodging — 1.3%
Boyd Gaming Corp.	20,836	623,830
Caesars Entertainment Corp. (b)	144,356	1,963,242
Choice Hotels International, Inc. (a)	8,164	844,402
Wyndham Destinations, Inc.	23,401	1,209,598
Wyndham Hotels & Resorts, Inc.	24,551	1,542,048
		6,183,120
Office Furnishings — 0.2%
Herman Miller, Inc.	15,143	630,706
HNI Corp.	11,226	420,526
		1,051,232
Retail — 5.3%
American Eagle Outfitters, Inc.	41,529	610,476
AutoNation, Inc. (b)	15,267	742,434
Bed Bath & Beyond, Inc.	33,070	572,111
BJ’s Wholesale Club Holdings, Inc. (a) (b)	31,594	718,448
Brinker International, Inc. (a)	9,743	409,206
Casey’s General Stores, Inc.	9,543	1,517,242
The Cheesecake Factory, Inc. (a)	10,519	408,768
Cracker Barrel Old Country Store, Inc. (a)	6,238	959,030
Dick’s Sporting Goods, Inc. (a)	16,421	812,675
Dillard’s, Inc. Class A (a)	2,513	184,655
Domino’s Pizza, Inc.	10,598	3,113,481
Dunkin’ Brands Group, Inc.	21,454	1,620,635
FirstCash, Inc.	10,971	884,592
Five Below, Inc. (b)	14,422	1,843,997
Foot Locker, Inc.	27,653	1,078,191
Jack in the Box, Inc.	6,080	474,422
MSC Industrial Direct Co., Inc. Class A	11,562	907,270
Nu Skin Enterprises, Inc. Class A	14,526	595,276
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	14,124	922,439
Papa John’s International, Inc. (a)	5,781	365,070
RH (b)	4,226	902,251
Sally Beauty Holdings, Inc. (a) (b)	30,060	548,595
Texas Roadhouse, Inc. (a)	16,931	953,554
Urban Outfitters, Inc. (b)	18,021	500,443
The Wendy’s Co.	47,678	1,058,928
Williams-Sonoma, Inc. (a)	20,100	1,476,144
World Fuel Services Corp.	16,751	727,328
		24,907,661
Toys, Games & Hobbies — 0.3%
Mattel, Inc. (a) (b)	89,656	1,214,839
		67,654,385
Consumer, Non-cyclical — 16.0%
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (b)	2,373	896,638
Biotechnology — 1.6%
Arrowhead Pharmaceuticals, Inc. (b)	25,900	1,642,837
Bio-Rad Laboratories, Inc. Class A (b)	5,591	2,068,838
Exelixis, Inc. (b)	78,639	1,385,619
Ligand Pharmaceuticals, Inc. (a) (b)	4,514	470,765
Nektar Therapeutics (a) (b)	45,359	979,074
United Therapeutics Corp. (b)	11,357	1,000,324
		7,547,457
Commercial Services — 4.2%
Aaron’s, Inc.	17,358	991,315
Adtalem Global Education, Inc. (b)	13,836	483,845
ASGN, Inc. (b)	13,667	969,947
Avis Budget Group, Inc. (b)	14,674	473,090
The Brink’s Co.	12,993	1,178,205
CoreLogic, Inc. (b)	20,713	905,365
FTI Consulting, Inc. (b)	9,742	1,078,050
Graham Holdings Co. Class B	1,116	713,113
Grand Canyon Education, Inc. (b)	12,484	1,195,842
Green Dot Corp. Class A (b)	12,292	286,404
Healthcare Services Group, Inc.	19,293	469,206
HealthEquity, Inc. (b)	18,258	1,352,370
Insperity, Inc.	9,714	835,793
Liveramp Holdings, Inc. (b)	17,653	848,580
ManpowerGroup, Inc.	15,229	1,478,736
Sabre Corp.	70,919	1,591,422
Service Corp. International	47,306	2,177,495
WEX, Inc. (b)	11,190	2,343,857
WW International, Inc. (b)	11,985	457,947
		19,830,582
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. (b)	14,088	436,164
Foods — 1.9%
Flowers Foods, Inc.	49,998	1,086,957
The Hain Celestial Group, Inc. (a) (b)	20,785	539,475
Ingredion, Inc.	17,280	1,606,176
Lancaster Colony Corp.	5,129	821,153
Pilgrim’s Pride Corp. (b)	13,494	441,456

The accompanying notes are an integral part of the portfolio of investments.

94

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Post Holdings, Inc. (b)	17,182	$1,874,556
Sanderson Farms, Inc.	5,063	892,202
Sprouts Farmers Market, Inc. (b)	30,259	585,512
Tootsie Roll Industries, Inc. (a)	4,508	153,903
TreeHouse Foods, Inc. (b)	14,479	702,231
		8,703,621
Health Care – Products — 4.2%
Avanos Medical, Inc. (b)	12,413	418,318
Bio-Techne Corp.	9,859	2,164,149
Cantel Medical Corp. (a)	9,690	687,021
Globus Medical, Inc. Class A (b)	19,911	1,172,360
Haemonetics Corp. (b)	13,165	1,512,658
Hill-Rom Holdings, Inc.	17,292	1,963,161
ICU Medical, Inc. (b)	5,004	936,348
Integra LifeSciences Holdings Corp. (b)	18,428	1,073,984
LivaNova PLC (b)	12,524	944,685
Masimo Corp. (b)	12,702	2,007,678
NuVasive, Inc. (b)	13,442	1,039,604
Patterson Cos., Inc. (a)	22,104	452,690
Penumbra, Inc. (a) (b)	8,313	1,365,577
Repligen Corp. (b)	12,155	1,124,338
West Pharmaceutical Services, Inc.	19,135	2,876,565
		19,739,136
Health Care – Services — 3.1%
Acadia Healthcare Co., Inc. (b)	23,118	767,980
Amedisys, Inc. (b)	8,352	1,394,116
Catalent, Inc. (b)	37,866	2,131,856
Charles River Laboratories International, Inc. (b)	12,634	1,929,970
Chemed Corp.	4,140	1,818,536
Encompass Health Corp.	25,537	1,768,948
MEDNAX, Inc. (b)	21,816	606,267
Molina Healthcare, Inc. (b)	16,219	2,200,756
Syneos Health, Inc. (b)	16,131	959,391
Tenet Healthcare Corp. (b)	26,874	1,022,018
		14,599,838
Household Products & Wares — 0.2%
Helen of Troy Ltd. (b)	6,505	1,169,534
Pharmaceuticals — 0.5%
PRA Health Sciences, Inc. (b)	16,362	1,818,636
Prestige Consumer Healthcare, Inc. (b)	12,977	525,569
		2,344,205
		75,267,175
Energy — 2.7%
Energy – Alternate Sources — 0.5%
First Solar, Inc. (b)	19,684	1,101,516
SolarEdge Technologies, Inc. (b)	12,575	1,195,757
		2,297,273
Oil & Gas — 1.5%
Chesapeake Energy Corp. (a) (b)	308,096	254,364
CNX Resources Corp. (b)	48,325	427,676
EQT Corp. (a)	65,433	713,220
Matador Resources Co. (b)	28,510	512,325
Murphy Oil Corp. (a)	38,610	1,034,748
Murphy USA, Inc. (b)	7,469	873,873
PBF Energy, Inc. Class A	26,188	821,518
Transocean Ltd. (a) (b)	149,664	1,029,688
WPX Energy, Inc. (b)	108,292	1,487,932
		7,155,344
Oil & Gas Services — 0.4%
Apergy Corp. (b)	20,093	678,742
Core Laboratories NV	11,535	434,523
NOW, Inc. (b)	27,924	313,866
Patterson-UTI Energy, Inc.	50,155	526,627
		1,953,758
Pipelines — 0.3%
Antero Midstream Corp. (a)	76,867	583,421
Equitrans Midstream Corp. (a)	52,404	700,117
		1,283,538
		12,689,913
Financial — 27.2%
Banks — 7.0%
Associated Banc-Corp.	41,119	906,263
BancorpSouth Bank	24,791	778,685
Bank of Hawaii Corp.	10,368	986,619
Bank OZK	31,230	952,671
Cathay General Bancorp	19,418	738,855
Commerce Bancshares, Inc.	26,884	1,826,499
Cullen/Frost Bankers, Inc.	14,792	1,446,362
East West Bancorp, Inc.	37,673	1,834,675
F.N.B. Corp.	84,236	1,069,797
First Financial Bankshares, Inc. (a)	35,260	1,237,626
First Horizon National Corp.	80,316	1,330,033
Fulton Financial Corp.	42,645	743,302
Hancock Whitney Corp.	22,538	988,967
Home BancShares, Inc.	39,976	785,928
International Bancshares Corp.	14,697	633,000
PacWest Bancorp	30,910	1,182,926
Pinnacle Financial Partners, Inc.	18,571	1,188,544
Prosperity Bancshares, Inc.	24,381	1,752,750
Signature Bank	13,963	1,907,485
Synovus Financial Corp.	38,018	1,490,306
TCF Financial Corp. (a)	39,733	1,859,504
Texas Capital Bancshares, Inc. (b)	13,120	744,822
Trustmark Corp.	16,755	578,215
UMB Financial Corp.	11,082	760,669
Umpqua Holdings Corp.	57,006	1,009,006
United Bankshares, Inc.	26,459	1,022,905
Valley National Bancorp	101,919	1,166,973

The accompanying notes are an integral part of the portfolio of investments.

95

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	23,658	$1,262,391
Wintrust Financial Corp.	14,681	1,040,883
		33,226,661
Diversified Financial Services — 3.0%
Affiliated Managers Group, Inc.	12,740	1,079,588
Deluxe Corp.	10,863	542,281
Eaton Vance Corp.	29,355	1,370,585
Evercore, Inc. Class A	10,057	751,861
Federated Investors, Inc. Class B	24,718	805,560
Interactive Brokers Group, Inc. Class A	19,912	928,297
Janus Henderson Group PLC	40,229	983,599
Jefferies Financial Group, Inc.	65,410	1,397,812
Legg Mason, Inc.	20,983	753,500
LendingTree, Inc. (a) (b)	1,966	596,563
Navient Corp.	50,249	687,406
SEI Investments Co.	32,633	2,136,809
SLM Corp.	108,843	969,791
Stifel Financial Corp.	17,593	1,067,015
		14,070,667
Insurance — 5.2%
Alleghany Corp. (b)	3,730	2,982,396
American Financial Group, Inc.	19,326	2,119,096
Brighthouse Financial, Inc. (b)	28,251	1,108,287
Brown & Brown, Inc.	60,442	2,386,250
CNO Financial Group, Inc.	38,987	706,834
First American Financial Corp.	29,070	1,695,362
Genworth Financial, Inc. Class A (b)	129,070	567,908
The Hanover Insurance Group, Inc.	10,152	1,387,474
Kemper Corp.	16,276	1,261,390
Mercury General Corp.	6,936	337,991
Old Republic International Corp.	73,923	1,653,658
Primerica, Inc.	10,666	1,392,553
Reinsurance Group of America, Inc.	16,220	2,644,833
RenaissanceRe Holdings Ltd.	11,435	2,241,489
RLI Corp.	10,302	927,386
Selective Insurance Group, Inc.	15,439	1,006,469
		24,419,376
Real Estate — 0.6%
Alexander & Baldwin, Inc.	17,648	369,902
Jones Lang LaSalle, Inc.	13,325	2,319,749
		2,689,651
Real Estate Investment Trusts (REITS) — 10.7%
American Campus Communities, Inc.	35,382	1,664,016
Brixmor Property Group, Inc.	77,387	1,672,333
Camden Property Trust	25,076	2,660,564
CoreCivic, Inc.	31,132	541,074
CoreSite Realty Corp.	9,733	1,091,264
Corporate Office Properties Trust	28,886	848,671
Cousins Properties, Inc.	38,094	1,569,473
CyrusOne, Inc.	29,328	1,918,931
Diversified Healthcare Trust	60,527	510,848
Douglas Emmett, Inc.	42,462	1,864,082
EastGroup Properties, Inc.	9,909	1,314,627
EPR Properties	20,206	1,427,352
First Industrial Realty Trust, Inc.	32,870	1,364,434
The GEO Group, Inc.	31,746	527,301
Healthcare Realty Trust, Inc.	34,466	1,150,130
Highwoods Properties, Inc.	26,675	1,304,674
JBG SMITH Properties	30,358	1,210,981
Kilroy Realty Corp.	25,187	2,113,189
Lamar Advertising Co. Class A (a)	22,286	1,989,248
Liberty Property Trust	40,820	2,451,241
Life Storage, Inc.	12,133	1,313,761
The Macerich Co. (a)	28,368	763,667
Mack-Cali Realty Corp.	23,465	542,745
Medical Properties Trust, Inc.	133,757	2,823,610
National Retail Properties, Inc.	44,432	2,382,444
Omega Healthcare Investors, Inc.	56,437	2,390,107
Park Hotels & Resorts, Inc.	62,160	1,608,079
Pebblebrook Hotel Trust (a)	33,768	905,320
PotlatchDeltic Corp.	17,236	745,802
PS Business Parks, Inc.	5,197	856,829
Rayonier, Inc.	33,537	1,098,672
Sabra Health Care REIT, Inc.	49,962	1,066,189
Service Properties Trust	42,810	1,041,567
Spirit Realty Capital, Inc. (a)	25,932	1,275,336
Tanger Factory Outlet Centers, Inc. (a)	24,082	354,728
Taubman Centers, Inc. (a)	16,056	499,181
Urban Edge Properties	30,058	576,512
Weingarten Realty Investors	31,149	973,095
		50,412,077
Savings & Loans — 0.7%
New York Community Bancorp, Inc.	121,345	1,458,567
Sterling Bancorp	52,623	1,109,293
Washington Federal, Inc.	20,389	747,257
		3,315,117
		128,133,549
Industrial — 19.3%
Aerospace & Defense — 0.9%
Mercury Systems, Inc. (b)	14,434	997,533
Teledyne Technologies, Inc. (b)	9,433	3,268,912
		4,266,445
Building Materials — 1.9%
Eagle Materials, Inc.	10,747	974,323
Lennox International, Inc.	9,062	2,210,856
Louisiana-Pacific Corp.	30,406	902,146
MDU Resources Group, Inc.	51,745	1,537,344
Owens Corning	28,182	1,835,212

The accompanying notes are an integral part of the portfolio of investments.

96

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trex Co., Inc. (b)	15,023	$1,350,267
		8,810,148
Electrical Components & Equipment — 1.9%
Acuity Brands, Inc.	10,247	1,414,086
Belden, Inc.	10,037	552,035
Energizer Holdings, Inc. (a)	16,714	839,377
EnerSys	10,904	815,946
Hubbell, Inc.	14,084	2,081,897
Littelfuse, Inc.	6,318	1,208,634
Universal Display Corp.	10,970	2,260,588
		9,172,563
Electronics — 3.9%
Arrow Electronics, Inc. (b)	21,062	1,784,794
Avnet, Inc.	26,078	1,106,750
Coherent, Inc. (a) (b)	6,206	1,032,368
Gentex Corp.	65,478	1,897,552
II-VI, Inc. (a) (b)	22,649	762,592
Jabil, Inc.	35,784	1,478,953
National Instruments Corp.	30,491	1,290,989
nVent Electric PLC	40,198	1,028,265
SYNNEX Corp.	10,505	1,353,044
Tech Data Corp. (b)	9,132	1,311,355
Trimble, Inc. (b)	64,366	2,683,419
Vishay Intertechnology, Inc.	34,415	732,695
Woodward, Inc.	14,596	1,728,750
		18,191,526
Engineering & Construction — 1.3%
AECOM (b)	40,580	1,750,215
Dycom Industries, Inc. (b)	8,190	386,159
EMCOR Group, Inc.	14,581	1,258,340
Fluor Corp.	36,592	690,857
KBR, Inc.	36,630	1,117,215
MasTec, Inc. (b)	15,657	1,004,553
		6,207,339
Environmental Controls — 0.8%
Clean Harbors, Inc. (b)	13,336	1,143,562
Stericycle, Inc. (b)	23,635	1,508,149
Tetra Tech, Inc.	14,049	1,210,462
		3,862,173
Hand & Machine Tools — 1.1%
Colfax Corp. (b)	21,788	792,648
Kennametal, Inc.	21,463	791,770
Lincoln Electric Holdings, Inc.	15,733	1,521,853
MSA Safety, Inc.	9,233	1,166,682
Regal Beloit Corp.	10,574	905,240
		5,178,193
Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	17,579	1,663,852
Terex Corp.	16,957	504,980
		2,168,832
Machinery – Diversified — 2.3%
AGCO Corp.	16,263	1,256,317
Cognex Corp.	44,209	2,477,472
Crane Co.	13,212	1,141,253
Curtiss-Wright Corp.	11,082	1,561,343
Graco, Inc.	43,176	2,245,152
Nordson Corp.	13,242	2,156,327
		10,837,864
Metal Fabricate & Hardware — 0.5%
The Timken Co.	17,592	990,606
Valmont Industries, Inc.	5,557	832,327
Worthington Industries, Inc.	9,512	401,216
		2,224,149
Miscellaneous – Manufacturing — 2.0%
AptarGroup, Inc.	16,477	1,905,071
Axon Enterprise, Inc. (a) (b)	15,281	1,119,792
Carlisle Cos., Inc.	14,654	2,371,603
Donaldson Co., Inc.	32,787	1,889,187
ITT, Inc.	22,612	1,671,253
Trinity Industries, Inc.	25,314	560,705
		9,517,611
Packaging & Containers — 0.6%
Greif, Inc. Class A	6,711	296,626
O-I Glass, Inc.	39,819	475,041
Silgan Holdings, Inc.	19,880	617,870
Sonoco Products Co.	25,980	1,603,486
		2,993,023
Transportation — 1.4%
Kirby Corp. (b)	15,566	1,393,624
Knight-Swift Transportation Holdings, Inc.	31,914	1,143,798
Landstar System, Inc.	10,171	1,158,172
Ryder System, Inc.	13,772	747,957
Werner Enterprises, Inc.	11,567	420,923
XPO Logistics, Inc. (a) (b)	23,867	1,902,200
		6,766,674
Trucking & Leasing — 0.2%
GATX Corp. (a)	9,145	757,663
		90,954,203
Technology — 8.6%
Computers — 1.7%
CACI International, Inc. Class A (b)	6,470	1,617,435
Lumentum Holdings, Inc. (b)	19,971	1,583,700
MAXIMUS, Inc.	16,589	1,234,056
NCR Corp. (b)	32,980	1,159,577
NetScout Systems, Inc. (b)	17,162	413,090
Perspecta, Inc.	35,705	944,040
Science Applications International Corp.	12,743	1,108,896
		8,060,794

The accompanying notes are an integral part of the portfolio of investments.

97

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.2%
Cabot Microelectronics Corp.	7,512	$1,084,132
Cirrus Logic, Inc. (b)	14,945	1,231,617
Cree, Inc. (b)	27,851	1,285,324
Cypress Semiconductor Corp.	95,591	2,230,138
MKS Instruments, Inc.	14,133	1,554,771
Monolithic Power Systems, Inc.	10,443	1,859,063
Semtech Corp. (b)	17,166	908,081
Silicon Laboratories, Inc. (b)	11,267	1,306,747
Synaptics, Inc. (b)	8,652	569,042
Teradyne, Inc.	43,332	2,954,809
		14,983,724
Software — 3.7%
ACI Worldwide, Inc. (b)	29,789	1,128,556
Allscripts Healthcare Solutions, Inc. (b)	41,840	410,660
Blackbaud, Inc.	12,792	1,018,243
CDK Global, Inc.	31,396	1,716,733
Ceridian HCM Holding, Inc. (b)	26,084	1,770,582
CommVault Systems, Inc. (b)	10,783	481,353
Fair Isaac Corp. (b)	7,493	2,807,477
j2 Global, Inc.	11,935	1,118,429
Manhattan Associates, Inc. (b)	16,533	1,318,507
PTC, Inc. (b)	26,890	2,013,792
Teradata Corp. (b)	28,958	775,206
Tyler Technologies, Inc. (b)	10,090	3,027,202
		17,586,740
		40,631,258
Utilities — 4.3%
Electric — 2.0%
ALLETE, Inc.	13,266	1,076,801
Black Hills Corp.	15,880	1,247,215
Hawaiian Electric Industries, Inc.	28,285	1,325,435
IDACORP, Inc.	12,974	1,385,623
NorthWestern Corp.	13,084	937,730
OGE Energy Corp.	51,867	2,306,526
PNM Resources, Inc.	20,697	1,049,545
		9,328,875
Gas — 1.7%
National Fuel Gas Co.	22,390	1,042,031
New Jersey Resources Corp.	24,499	1,091,920
ONE Gas, Inc.	13,695	1,281,441
Southwest Gas Holdings, Inc.	14,136	1,073,912
Spire, Inc.	13,207	1,100,275
UGI Corp.	54,032	2,440,085
		8,029,664
Water — 0.6%
Aqua America, Inc.	55,872	2,622,632
		19,981,171

TOTAL COMMON STOCK (Cost $404,103,016)		472,320,389

TOTAL EQUITIES (Cost $404,103,016)		472,320,389

MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)	8,151,599	8,151,599

TOTAL MUTUAL FUNDS (Cost $8,151,599)		8,151,599

TOTAL LONG-TERM INVESTMENTS (Cost $412,254,615)		480,471,988

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$2,985,964	2,985,964
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 1/09/20 (e)	905,000	904,752

TOTAL SHORT-TERM INVESTMENTS (Cost $3,890,567)		3,890,716

TOTAL INVESTMENTS — 102.9% (Cost $416,145,182) (f)		484,362,704

Other Assets/(Liabilities) — (2.9)%		(13,560,014)

NET ASSETS — 100.0%		$470,802,690

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $37,704,251 or 8.01% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $30,393,176 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

98

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,986,096. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $3,049,040.
(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
S&P Midcap 400 E mini Index	3/20/20	25	$5,103,839	$58,161

The accompanying notes are an integral part of the portfolio of investments.

99

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 3.1%
Chemicals — 1.8%
AdvanSix, Inc. (a)	4,111	$82,055
American Vanguard Corp.	4,246	82,670
Amyris, Inc. (a) (b)	8,821	27,257
Balchem Corp.	4,760	483,759
Codexis, Inc. (a) (b)	7,888	126,129
Ferro Corp. (a)	12,045	178,627
GCP Applied Technologies, Inc. (a)	7,942	180,363
H.B. Fuller Co.	7,549	389,302
Hawkins, Inc.	1,473	67,478
Ingevity Corp. (a)	6,216	543,154
Innophos Holdings, Inc.	2,868	91,719
Innospec, Inc.	3,604	372,798
Intrepid Potash, Inc. (a)	13,711	37,157
Koppers Holdings, Inc. (a)	2,815	107,589
Kraton Corp. (a)	4,627	117,156
Kronos Worldwide, Inc.	3,367	45,118
Marrone Bio Innovations, Inc. (a)	7,629	7,705
Minerals Technologies, Inc.	5,125	295,354
Oil-Dri Corp. of America	759	27,514
OMNOVA Solutions, Inc. (a)	6,339	64,087
Orion Engineered Carbons SA	8,947	172,677
PolyOne Corp.	11,367	418,192
PQ Group Holdings, Inc. (a)	5,527	94,954
Quaker Chemical Corp. (b)	1,946	320,156
Rayonier Advanced Materials, Inc.	7,167	27,521
Rogers Corp. (a)	2,741	341,885
Sensient Technologies Corp.	6,281	415,111
Stepan Co.	3,042	311,622
Tronox Holdings PLC Class A	13,509	154,273
Valhi, Inc.	4,403	8,234
		5,591,616
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	2,385	50,944
Neenah, Inc.	2,470	173,962
P.H. Glatfelter Co.	6,399	117,102
Schweitzer-Mauduit International, Inc.	4,584	192,482
Verso Corp. Class A (a)	5,172	93,251
		627,741
Iron & Steel — 0.5%
AK Steel Holding Corp. (a) (b)	46,429	152,751
Allegheny Technologies, Inc. (a)	18,623	384,751
Carpenter Technology Corp.	6,978	347,365
Cleveland-Cliffs, Inc. (b)	39,875	334,950
Commercial Metals Co.	17,457	388,767
Schnitzer Steel Industries, Inc. Class A	3,861	83,707
		1,692,291
Mining — 0.6%
Century Aluminum Co. (a)	7,345	55,198
Coeur Mining, Inc. (a)	35,190	284,335
Compass Minerals International, Inc.	5,061	308,519
Contura Energy, Inc. (a)	2,781	25,168
Covia Holdings Corp. (a) (b)	6,313	12,879
Energy Fuels, Inc. (a) (b)	13,473	25,733
Ferroglobe Representation & Warranty Insurance Trust (c) (d)	10,133	-
Gold Resource Corp.	8,777	48,625
Hecla Mining Co.	72,532	245,883
Kaiser Aluminum Corp.	2,315	256,710
Livent Corp. (a) (b)	21,536	184,133
Novagold Resources, Inc. (a)	34,337	307,659
United States Lime & Minerals, Inc.	304	27,451
Uranium Energy Corp. (a) (b)	25,136	23,105
		1,805,398
		9,717,046
Communications — 3.8%
Advertising — 0.1%
Boston Omaha Corp. Class A (a) (b)	1,519	31,960
Clear Channel Outdoor Holdings, Inc. (a)	7,174	20,518
Fluent, Inc. (a)	6,474	16,185
Marchex, Inc. Class B (a)	5,255	19,864
MDC Partners, Inc. Class A (a)	8,133	22,610
National CineMedia, Inc.	9,095	66,302
Quotient Technology, Inc. (a)	11,140	109,840
SharpSpring, Inc. (a) (b)	1,503	17,239
Telaria, Inc. (a)	6,696	58,992
		363,510
Internet — 1.6%
1-800-Flowers.com, Inc. Class A (a)	3,699	53,636
8x8, Inc. (a)	13,922	254,773
Boingo Wireless, Inc. (a)	6,383	69,894
Cardlytics, Inc. (a) (b)	2,115	132,949
Cargurus, Inc. (a)	11,078	389,724
Cars.com, Inc. (a)	9,931	121,357
ChannelAdvisor Corp. (a)	3,937	35,590
Cogent Communications Holdings, Inc.	6,266	412,365
Comscore, Inc. (a)	7,430	36,704
DHI Group, Inc. (a)	7,213	21,711
Endurance International Group Holdings, Inc. (a)	10,757	50,558
ePlus, Inc. (a)	1,970	166,051
Eventbrite, Inc. Class A (a)	5,376	108,434
Everquote, Inc. Class A (a) (b)	1,287	44,208
Groupon, Inc. (a) (b)	66,671	159,344
HealthStream, Inc. (a)	3,835	104,312
Lands’ End, Inc. (a) (b)	1,587	26,662

The accompanying notes are an integral part of the portfolio of investments.

100

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leaf Group Ltd. (a)	2,675	$10,700
Limelight Networks, Inc. (a)	17,105	69,788
Liquidity Services, Inc. (a)	3,919	23,357
Livexlive Media, Inc. (a) (b)	4,338	6,702
The Meet Group, Inc. (a)	10,200	51,102
NIC, Inc.	9,751	217,935
OptimizeRx Corp. (a)	2,042	20,971
Overstock.com, Inc. (a)	4,011	28,278
Perficient, Inc. (a)	4,702	216,621
Q2 Holdings, Inc. (a)	6,451	523,047
QuinStreet, Inc. (a)	6,830	104,567
Realreal, Inc. (a) (b)	2,589	48,803
The Rubicon Project, Inc. (a)	7,270	59,323
Shutterstock, Inc. (a)	2,811	120,536
Stamps.com, Inc. (a)	2,435	203,371
Stitch Fix, Inc. Class A (a) (b)	6,074	155,859
TechTarget, Inc. (a)	3,427	89,445
Travelzoo (a)	808	8,646
TrueCar, Inc. (a)	15,490	73,577
Tucows, Inc. Class A (a) (b)	1,419	87,666
Upwork, Inc. (a)	8,543	91,154
VirnetX Holding Corp. (a) (b)	9,075	34,485
Yelp, Inc. (a)	10,097	351,679
Zix Corp. (a)	7,977	54,084
		4,839,968
Media — 0.8%
Central European Media Enterprises Ltd. Class A (a)	13,435	60,861
Cumulus Media, Inc. Class A (a)	2,154	37,846
The E.W. Scripps Co. Class A	8,051	126,481
Entercom Communications Corp. Class A	17,456	80,996
Entravision Communications Corp. Class A	9,064	23,748
Gannett Co., Inc.	17,227	109,908
Gray Television, Inc. (a)	13,510	289,654
Hemisphere Media Group, Inc. (a)	2,523	37,467
Houghton Mifflin Harcourt Co. (a)	15,343	95,894
Lee Enterprises, Inc. (a)	8,129	11,543
Liberty Latin America Ltd. Class A (a)	6,808	131,394
Liberty Latin America Ltd. Class C (a) (b)	16,840	327,706
Meredith Corp.	5,924	192,352
MSG Networks, Inc. Class A (a)	6,319	109,951
Saga Communications, Inc. Class A	586	17,814
Scholastic Corp.	4,398	169,103
TEGNA, Inc.	32,127	536,200
Tribune Publishing Co.	2,593	34,124
Value Line, Inc.	196	5,666
WideOpenWest, Inc. (a)	3,736	27,721
		2,426,429
Telecommunications — 1.3%
A10 Networks, Inc. (a)	7,241	49,746
Acacia Communications, Inc. (a)	5,615	380,753
ADTRAN, Inc.	6,954	68,775
Airgain, Inc. (a)	1,245	13,309
Anterix, Inc. (a) (b)	1,592	68,790
ATN International, Inc.	1,626	90,064
CalAmp Corp. (a) (b)	4,880	46,750
Calix, Inc. (a)	6,920	55,360
Cambium Networks Corp. (a)	636	5,559
Casa Systems, Inc. (a)	4,545	18,589
Cincinnati Bell, Inc. (a) (b)	7,194	75,321
Clearfield, Inc. (a)	1,612	22,471
Consolidated Communications Holdings, Inc.	10,489	40,697
DASAN Zhone Solutions, Inc. (a)	1,173	10,393
Extreme Networks, Inc. (a)	17,674	130,257
Frontier Communications Corp. (a) (b)	15,426	13,723
Gogo, Inc. (a) (b)	8,179	52,346
GTT Communications, Inc. (a) (b)	5,133	58,260
Harmonic, Inc. (a)	13,027	101,611
IDT Corp. Class B (a)	2,530	18,241
Infinera Corp. (a) (b)	26,380	209,457
Inseego Corp. (a) (b)	6,782	49,712
Intelsat SA (a) (b)	9,836	69,147
InterDigital, Inc.	4,629	252,234
Iridium Communications, Inc. (a)	14,654	361,075
KVH Industries, Inc. (a)	2,321	25,833
Loral Space & Communications, Inc. (a)	1,862	60,180
Maxar Technologies, Inc. (b)	8,890	139,306
NeoPhotonics Corp. (a)	5,817	51,306
NETGEAR, Inc. (a)	4,385	107,476
Ooma, Inc. (a)	2,910	38,499
ORBCOMM, Inc. (a)	11,024	46,411
Plantronics, Inc. (b)	5,017	137,165
Preformed Line Products Co.	464	28,002
Ribbon Communications, Inc. (a)	8,856	27,454
RigNet, Inc. (a)	2,087	13,774
Shenandoah Telecommunications Co.	7,098	295,348
Sonim Technologies, Inc. (a) (b)	1,607	5,834
Spok Holdings, Inc.	2,588	31,651
Tessco Technologies, Inc.	945	10,603
Viavi Solutions, Inc. (a)	33,978	509,670
Vonage Holdings Corp. (a)	33,649	248,666
		4,039,818
		11,669,725
Consumer, Cyclical — 12.2%
Airlines — 0.5%
Allegiant Travel Co.	1,928	335,549
Hawaiian Holdings, Inc.	6,869	201,193

The accompanying notes are an integral part of the portfolio of investments.

101

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mesa Air Group, Inc. (a)	3,166	$28,304
SkyWest, Inc.	7,274	470,119
Spirit Airlines, Inc. (a)	10,151	409,187
		1,444,352
Apparel — 0.9%
Centric Brands, Inc. (a) (b)	2,500	5,425
Crocs, Inc. (a)	10,200	427,278
Deckers Outdoor Corp. (a)	4,155	701,613
Delta Apparel, Inc. (a)	936	29,110
Kontoor Brands, Inc.	6,549	274,992
Oxford Industries, Inc.	2,455	185,156
Rocky Brands, Inc.	990	29,136
Steven Madden Ltd.	12,421	534,227
Superior Group of Cos, Inc.	1,615	21,867
Unifi, Inc. (a)	2,134	53,905
Vince Holding Corp. (a) (b)	467	8,084
Weyco Group, Inc.	917	24,255
Wolverine World Wide, Inc.	11,770	397,120
		2,692,168
Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	2,197	50,355
Navistar International Corp. (a)	7,281	210,712
REV Group, Inc.	4,052	49,556
Wabash National Corp.	7,937	116,595
		427,218
Auto Parts & Equipment — 1.1%
Adient PLC (a)	13,006	276,377
American Axle & Manufacturing Holdings, Inc. (a)	16,616	178,788
Commercial Vehicle Group, Inc. (a)	4,537	28,810
Cooper Tire & Rubber Co.	7,452	214,245
Cooper-Standard Holding, Inc. (a)	2,480	82,237
Dana, Inc.	21,410	389,662
Dorman Products, Inc. (a)	4,005	303,259
Douglas Dynamics, Inc.	3,302	181,610
Gentherm, Inc. (a)	4,908	217,866
Meritor, Inc. (a)	11,088	290,395
Methode Electronics, Inc.	5,396	212,333
Miller Industries, Inc.	1,632	60,596
Modine Manufacturing Co. (a)	7,219	55,586
Motorcar Parts of America, Inc. (a) (b)	2,728	60,098
Spartan Motors, Inc.	4,978	90,002
Standard Motor Products, Inc.	3,107	165,355
Telenav, Inc. (a)	4,917	23,897
Tenneco, Inc. Class A	7,422	97,228
Titan International, Inc.	7,724	27,961
Visteon Corp. (a)	4,138	358,309
		3,314,614
Distribution & Wholesale — 0.7%
Anixter International, Inc. (a)	4,510	415,371
BlueLinx Holdings, Inc. (a) (b)	1,330	18,952
Core-Mark Holding Co., Inc.	6,736	183,152
EVI Industries, Inc. (b)	690	18,658
Fossil Group, Inc. (a) (b)	6,867	54,112
G-III Apparel Group Ltd. (a)	6,524	218,554
H&E Equipment Services, Inc.	4,714	157,589
ScanSource, Inc. (a)	3,734	137,971
SiteOne Landscape Supply, Inc. (a) (b)	6,042	547,707
Systemax, Inc.	1,830	46,043
Titan Machinery, Inc. (a)	2,817	41,635
Triton International Ltd.	7,993	321,319
Veritiv Corp. (a)	1,855	36,488
Wesco Aircraft Holdings, Inc. (a)	8,007	88,237
		2,285,788
Entertainment — 1.3%
AMC Entertainment Holdings, Inc. Class A (b)	7,532	54,532
Churchill Downs, Inc.	5,194	712,617
Eldorado Resorts, Inc. (a) (b)	9,737	580,715
Eros International PLC (a) (b)	10,788	36,571
Everi Holdings, Inc. (a)	10,172	136,610
Golden Entertainment, Inc. (a)	2,604	50,049
IMAX Corp. (a)	7,802	159,395
Liberty Media Corp-Liberty Braves Class A (a)	1,465	43,437
Liberty Media Corp-Liberty Braves Class C (a)	5,373	158,718
Marriott Vacations Worldwide Corp.	6,122	788,269
Monarch Casino & Resort, Inc. (a)	1,647	79,962
Penn National Gaming, Inc. (a)	16,255	415,478
RCI Hospitality Holdings, Inc.	1,330	27,265
Reading International, Inc. Series A (a) (b)	2,492	27,885
Red Rock Resorts, Inc. Class A	10,302	246,733
Scientific Games Corp. Class A (a)	8,299	222,247
SeaWorld Entertainment, Inc. (a)	7,006	222,160
Twin River Worldwide Holdings, Inc. (b)	2,569	65,895
		4,028,538
Home Builders — 1.2%
Beazer Homes USA, Inc. (a)	4,273	60,378
Cavco Industries, Inc. (a)	1,280	250,086
Century Communities, Inc. (a)	4,000	109,400
Forestar Group, Inc. (a) (b)	1,778	37,071
Green Brick Partners, Inc. (a)	3,608	41,420
Installed Building Products, Inc. (a)	3,367	231,885
KB Home	12,691	434,921
LCI Industries	3,618	387,596
LGI Homes, Inc. (a) (b)	2,941	207,782
M.D.C. Holdings, Inc.	7,459	284,635
M/I Homes, Inc. (a)	4,003	157,518
Meritage Home Corp. (a)	5,374	328,405
Skyline Champion Corp. (a)	7,489	237,401

The accompanying notes are an integral part of the portfolio of investments.

102

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taylor Morrison Home Corp. (a)	15,604	$341,104
TRI Pointe Group, Inc. (a)	20,440	318,455
William Lyon Homes Class A (a)	4,652	92,947
Winnebago Industries, Inc.	4,569	242,066
		3,763,070
Home Furnishing — 0.3%
Daktronics, Inc.	5,313	32,356
Ethan Allen Interiors, Inc.	3,488	66,481
Flexsteel Industries, Inc.	1,106	22,032
Hamilton Beach Brands Holding Co. Class A	995	19,004
Hooker Furniture Corp.	1,711	43,956
iRobot Corp. (a) (b)	4,034	204,241
Purple Innovation, Inc. (a)	1,141	9,938
Sleep Number Corp. (a)	4,128	203,263
Sonos, Inc. (a)	10,506	164,104
Universal Electronics, Inc. (a)	1,961	102,482
		867,857
Housewares — 0.0%
Lifetime Brands, Inc.	1,736	12,065
Tupperware Brands Corp.	7,178	61,587
		73,652
Leisure Time — 0.6%
Acushnet Holdings Corp.	5,236	170,170
Callaway Golf Co.	13,857	293,768
Camping World Holdings, Inc. Class A	4,783	70,502
Clarus Corp.	3,387	45,928
Drive Shack, Inc. (a) (b)	8,655	31,677
Escalade, Inc.	1,627	15,993
Fox Factory Holding Corp. (a)	5,579	388,131
Johnson Outdoors, Inc. Class A	718	55,071
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,674	78,454
Lindblad Expeditions Holdings, Inc. (a)	3,321	54,298
Malibu Boats, Inc. Class A (a)	3,037	124,365
Marine Products Corp.	1,141	16,430
MasterCraft Boat Holdings, Inc. (a)	2,725	42,919
OneSpaWorld Holdings Ltd. (a)	6,691	112,677
Vista Outdoor, Inc. (a)	8,542	63,894
YETI Holdings, Inc. (a) (b)	6,092	211,880
		1,776,157
Lodging — 0.2%
BBX Capital Corp.	9,728	46,403
Bluegreen Vacations Corp. (b)	1,032	10,671
Boyd Gaming Corp.	11,943	357,573
Century Casinos, Inc. (a)	3,932	31,141
The Marcus Corp.	3,273	103,983
Red Lion Hotels Corp. (a)	3,604	13,443
The St. Joe Co. (a) (b)	4,906	97,286
Target Hospitality Corp. (a)	4,713	23,565
		684,065
Office Furnishings — 0.4%
CompX International, Inc.	300	4,377
Herman Miller, Inc.	8,723	363,313
HNI Corp.	6,346	237,721
Interface, Inc.	8,555	141,927
Kimball International, Inc. Class B	5,340	110,378
Knoll, Inc.	7,234	182,731
Steelcase, Inc. Class A	12,907	264,077
		1,304,524
Retail — 4.6%
Abercrombie & Fitch Co. Class A (b)	9,279	160,434
America’s Car-Mart, Inc. (a)	914	100,229
American Eagle Outfitters, Inc.	23,520	345,744
Asbury Automotive Group, Inc. (a)	2,862	319,943
Ascena Retail Group, Inc. (a) (b)	1,145	8,776
At Home Group, Inc. (a)	7,059	38,824
Barnes & Noble Education, Inc. (a)	5,765	24,617
Bassett Furniture Industries, Inc.	1,472	24,553
Beacon Roofing Supply, Inc. (a)	10,072	322,103
Bed Bath & Beyond, Inc.	18,042	312,127
Big Lots, Inc. (b)	5,791	166,317
Biglari Holdings, Inc. (a)	138	15,790
BJ’s Restaurants, Inc.	2,822	107,123
BJ’s Wholesale Club Holdings, Inc. (a) (b)	16,521	375,688
Bloomin’ Brands, Inc.	12,920	285,144
BMC Stock Holdings, Inc. (a)	9,857	282,797
Boot Barn Holdings, Inc. (a)	4,130	183,909
Brinker International, Inc.	5,562	233,604
The Buckle, Inc. (b)	4,235	114,514
Caleres, Inc.	5,828	138,415
Cannae Holdings, Inc. (a)	10,002	371,974
Carrols Restaurant Group, Inc. (a)	5,182	36,533
The Cato Corp. Class A	3,289	57,229
The Cheesecake Factory, Inc. (b)	6,188	240,466
Chico’s FAS, Inc.	17,020	64,846
The Children’s Place, Inc. (b)	2,267	141,733
Chuy’s Holdings, Inc. (a)	2,434	63,089
Citi Trends, Inc.	1,656	38,287
Conn’s, Inc. (a) (b)	2,664	33,007
The Container Store Group, Inc. (a)	2,380	10,044
Cracker Barrel Old Country Store, Inc. (b)	3,551	545,931
Dave & Buster’s Entertainment, Inc. (b)	4,555	182,974
Del Taco Restaurants, Inc. (a)	4,155	32,845
Denny’s Corp. (a)	8,647	171,902
Designer Brands, Inc. (b)	9,195	144,729
Dillard’s, Inc. Class A (b)	1,475	108,383
Dine Brands Global, Inc. (b)	2,357	196,857

The accompanying notes are an integral part of the portfolio of investments.

103

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Duluth Holdings, Inc. Class B (a) (b)	1,634	$17,206
El Pollo Loco Holdings, Inc. (a)	2,819	42,680
Express, Inc. (a)	9,950	48,456
Fiesta Restaurant Group, Inc. (a)	3,528	34,892
FirstCash, Inc.	6,189	499,019
Foundation Building Materials, Inc. (a)	3,002	58,089
Freshpet, Inc. (a)	5,107	301,773
Gaia, Inc. (a) (b)	1,490	11,905
GameStop Corp. Class A (b)	13,288	80,791
Genesco, Inc. (a)	2,141	102,597
GMS, Inc. (a)	5,891	159,528
GNC Holdings, Inc. Class A (a) (b)	11,837	31,960
Group 1 Automotive, Inc.	2,612	261,200
Guess?, Inc.	6,798	152,139
The Habit Restaurants, Inc. Class A (a)	3,005	31,342
Haverty Furniture Cos., Inc.	2,660	53,626
Hibbett Sports, Inc. (a)	2,635	73,885
Hudson Ltd. Class A (a)	5,770	88,512
J Alexander’s Holdings, Inc. (a)	1,843	17,619
J. Jill, Inc. (b)	2,431	2,747
Jack in the Box, Inc.	3,833	299,089
JC Penney Co., Inc. (a) (b)	46,988	52,627
Kura Sushi USA, Inc.Class A (a)	496	12,623
La-Z-Boy, Inc.	6,654	209,468
Lithia Motors, Inc. Class A	3,316	487,452
The Lovesac Co. (a)	1,294	20,769
Lumber Liquidators Holdings, Inc. (a) (b)	4,263	41,649
MarineMax, Inc. (a)	3,120	52,073
The Michaels Cos., Inc. (a)	12,520	101,287
Movado Group, Inc.	2,348	51,046
National Vision Holdings, Inc. (a)	11,598	376,123
Noodles & Co. (a) (b)	4,337	24,027
Office Depot, Inc.	80,554	220,718
Papa John’s International, Inc.	3,263	206,058
Party City Holdco, Inc. (a) (b)	8,079	18,905
PC Connection, Inc.	1,672	83,031
PetIQ, Inc. (a) (b)	2,873	71,969
PetMed Express, Inc. (b)	2,888	67,926
Potbelly Corp. (a)	3,305	13,947
PriceSmart, Inc.	3,313	235,289
Red Robin Gourmet Burgers, Inc. (a)	1,878	62,012
Regis Corp. (a) (b)	3,446	61,580
RH (a)	2,446	522,221
Rite Aid Corp. (a) (b)	8,172	126,421
RTW RetailWinds, Inc. (a)	4,052	3,246
Rush Enterprises, Inc. Class A	4,003	186,139
Rush Enterprises, Inc. Class B	656	29,979
Ruth’s Hospitality Group, Inc.	4,129	89,868
Sally Beauty Holdings, Inc. (a) (b)	17,897	326,620
Shake Shack, Inc. Class A (a) (b)	4,313	256,925
Shoe Carnival, Inc. (b)	1,390	51,819
Signet Jewelers Ltd. (b)	7,599	165,202
Sonic Automotive, Inc. Class A	3,590	111,290
Sportsman’s Warehouse Holdings, Inc. (a)	6,104	49,015
Tailored Brands, Inc. (b)	7,164	29,659
Texas Roadhouse, Inc. (b)	9,762	549,796
Tilly’s, Inc. Class A	3,340	40,915
Vera Bradley, Inc. (a)	2,911	34,350
Waitr Holdings, Inc. (a) (b)	7,971	2,567
Wingstop, Inc.	4,349	375,014
Winmark Corp.	363	71,983
World Fuel Services Corp.	9,560	415,095
Zumiez, Inc. (a)	2,920	100,857
		14,380,095
Storage & Warehousing — 0.1%
Mobile Mini, Inc.	6,483	245,770
Textiles — 0.2%
Culp, Inc.	1,656	22,555
UniFirst Corp.	2,240	452,435
		474,990
Toys, Games & Hobbies — 0.0%
Funko, Inc. (a) (b)	3,229	55,410
		37,818,268
Consumer, Non-cyclical — 24.6%
Agriculture — 0.5%
22nd Century Group, Inc. (a) (b)	16,539	18,193
Alico, Inc.	615	22,035
The Andersons, Inc.	4,638	117,249
Cadiz, Inc. (a) (b)	1,943	21,412
Darling Ingredients, Inc. (a)	24,277	681,698
Greenlane Holdings, Inc. Class A (a) (b)	2,012	6,549
Limoneira Co. (b)	2,278	43,806
Phibro Animal Health Corp. Class A	3,077	76,402
Pyxus International, Inc. (a) (b)	1,206	10,782
Tejon Ranch Co. (a)	3,118	49,826
Turning Point Brands, Inc.	1,171	33,490
Universal Corp.	3,623	206,728
Vector Group Ltd. (b)	16,533	221,377
		1,509,547
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	1,236	467,023
Celsius Holdings, Inc. (a) (b)	4,513	21,798
Coca-Cola Bottling Co. Consolidated	698	198,267
Craft Brew Alliance, Inc. (a)	1,743	28,759
Farmer Brothers Co. (a)	1,476	22,229
MGP Ingredients, Inc. (b)	1,894	91,764
National Beverage Corp. (a) (b)	1,723	87,907
New Age Beverages Corp. (a) (b)	10,993	20,007
Primo Water Corp. (a) (b)	5,077	56,989
Youngevity International, Inc. (a) (b)	1,253	4,085
		998,828

The accompanying notes are an integral part of the portfolio of investments.

104

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 6.5%
Abeona Therapeutics, Inc. (a)	4,990	$16,317
ACADIA Pharmaceuticals, Inc. (a)	16,642	711,945
Acceleron Pharma, Inc. (a)	6,656	352,901
Acer Therapeutics, Inc. (a)	762	3,056
Achillion Pharmaceuticals, Inc. (a)	20,007	120,642
Acorda Therapeutics, Inc. (a) (b)	6,817	13,907
ADMA Biologics, Inc. (a)	7,439	29,756
Aduro Biotech, Inc. (a)	9,406	11,099
Adverum Biotechnologies, Inc. (a)	7,974	91,860
Affimed NV (a)	10,851	29,732
Agenus, Inc. (a)	15,891	64,676
AgeX Therapeutics, Inc. (a) (b)	3,231	5,880
Akero Therapeutics, Inc. (a)	702	15,581
Albireo Pharma, Inc. (a)	1,568	39,859
Aldeyra Therapeutics, Inc. (a)	3,425	19,899
Allakos, Inc. (a) (b)	2,884	275,018
Allogene Therapeutics, Inc. (a) (b)	5,686	147,722
AMAG Pharmaceuticals, Inc. (a) (b)	4,915	59,816
Amicus Therapeutics, Inc. (a)	37,813	368,299
AnaptysBio, Inc. (a) (b)	3,621	58,841
Anavex Life Sciences Corp. (a) (b)	6,526	16,902
ANI Pharmaceuticals, Inc. (a)	1,342	82,761
Apellis Pharmaceuticals, Inc. (a)	7,234	221,505
Applied Therapeutics, Inc. (a) (b)	945	25,780
Aprea Therapeutics, Inc. (a) (b)	952	43,687
Arcus Biosciences, Inc. (a)	4,793	48,409
Ardelyx, Inc. (a)	6,817	51,162
Arena Pharmaceuticals, Inc. (a)	7,459	338,788
Arqule, Inc. (a)	16,587	331,077
Arrowhead Pharmaceuticals, Inc. (a) (b)	13,806	875,715
Assembly Biosciences, Inc. (a)	3,452	70,628
Atara Biotherapeutics, Inc. (a)	7,622	125,534
Athersys, Inc. (a) (b)	19,450	23,924
Atreca, Inc. Class A (a) (b)	956	14,789
Audentes Therapeutics, Inc. (a)	6,651	397,996
Avid Bioservices, Inc. (a)	8,455	64,850
Avrobio, Inc. (a) (b)	3,053	61,457
Baudax Bio, Inc. (a)	1,101	7,619
BioCryst Pharmaceuticals, Inc. (a) (b)	21,889	75,517
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,796	315,534
Blueprint Medicines Corp. (a)	7,221	578,474
Bridgebio Pharma, Inc. (a)	3,345	117,242
Cabaletta Bio, Inc. (a)	958	13,383
Calithera Biosciences, Inc. (a)	6,943	39,645
Cara Therapeutics, Inc. (a) (b)	5,890	94,888
CASI Pharmaceuticals, Inc. (a) (b)	7,416	22,915
CEL-SCI Corp. (a) (b)	4,004	36,637
Centogene NV (a)	284	2,860
Cerecor, Inc. (a)	3,257	17,555
ChemoCentryx, Inc. (a)	6,022	238,170
ChromaDex Corp. (a) (b)	6,340	27,325
Constellation Pharmaceuticals, Inc. (a) (b)	2,285	107,646
Cortexyme, Inc. (a) (b)	1,682	94,427
Crinetics Pharmaceuticals, Inc. (a) (b)	1,683	42,226
Cue Biopharma, Inc. (a)	2,949	46,815
Cymabay Therapeutics, Inc. (a)	9,920	19,443
CytomX Therapeutics, Inc. (a)	6,704	55,710
Deciphera Pharmaceuticals, Inc. (a)	2,918	181,616
Denali Therapeutics, Inc. (a) (b)	7,063	123,037
Dicerna Pharmaceuticals, Inc. (a)	7,623	167,935
Dynavax Technologies Corp. (a) (b)	12,319	70,465
Editas Medicine, Inc. (a) (b)	7,645	226,368
Eidos Therapeutics, Inc. (a)	1,650	94,693
Eiger BioPharmaceuticals, Inc. (a)	3,386	50,451
ElectroCore, Inc. (a)	1,859	2,956
Emergent BioSolutions, Inc. (a)	6,756	364,486
Enochian Biosciences, Inc. (a) (b)	2,031	10,196
Enzo Biochem, Inc. (a)	6,574	17,290
Epizyme, Inc. (a) (b)	11,448	281,621
Esperion Therapeutics, Inc. (a) (b)	3,740	223,016
Evelo Biosciences, Inc. (a) (b)	2,028	8,234
Evolus, Inc. (a)	2,729	33,212
Exagen, Inc. (a)	483	12,268
EyePoint Pharmaceuticals, Inc. (a) (b)	9,404	14,576
Fate Therapeutics, Inc. (a) (b)	8,967	175,484
FibroGen, Inc. (a)	11,611	497,996
Five Prime Therapeutics, Inc. (a)	4,981	22,863
Forty Seven, Inc. (a)	3,281	129,173
Frequency Therapeutics, Inc. (a)	844	14,795
Galera Therapeutics, Inc. (a)	244	3,211
Geron Corp. (a) (b)	27,365	37,216
GlycoMimetics, Inc. (a)	5,093	26,942
Gossamer Bio, Inc. (a)	6,352	99,282
Halozyme Therapeutics, Inc. (a)	21,148	374,954
Homology Medicines, Inc. (a) (b)	3,671	75,990
IGM Biosciences, Inc. (a) (b)	730	27,857
ImmunoGen, Inc. (a)	21,626	110,401
Immunomedics, Inc. (a) (b)	25,876	547,536
Innoviva, Inc. (a)	9,472	134,124
Inovio Pharmaceuticals, Inc. (a) (b)	14,005	46,216
Insmed, Inc. (a)	13,181	314,762
Intercept Pharmaceuticals, Inc. (a) (b)	3,719	460,858
Intrexon Corp. (a) (b)	10,632	58,263
Iovance Biotherapeutics, Inc. (a)	17,322	479,473
Kaleido Biosciences, Inc. (a) (b)	1,675	8,409
Karuna Therapeutics, Inc. (a)	673	50,704
Karyopharm Therapeutics, Inc. (a)	8,869	170,019
Kezar Life Sciences, Inc. (a)	2,364	9,480
Kindred Biosciences, Inc. (a)	5,374	45,572
Kiniksa Pharmaceuticals Ltd. Class A (a)	2,118	23,425
Krystal Biotech, Inc. (a)	1,555	86,116
Lexicon Pharmaceuticals, Inc. (a) (b)	6,278	26,054

The accompanying notes are an integral part of the portfolio of investments.

105

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ligand Pharmaceuticals, Inc. (a) (b)	2,528	$263,645
Lineage Cell Therapeutics, Inc. (a) (b)	15,491	13,787
Liquidia Technologies, Inc. (a)	2,039	8,717
Livongo Health, Inc. (a)	2,151	53,904
MacroGenics, Inc. (a)	7,006	76,225
Magenta Therapeutics, Inc. (a) (b)	2,779	42,130
Marker Therapeutics, Inc. (a) (b)	4,118	11,860
The Medicines Co. (a) (b)	11,173	949,035
MEI Pharma, Inc. (a)	10,346	25,658
MeiraGTx Holdings PLC (a)	2,533	50,711
Menlo Therapeutics, Inc. (a)	2,349	10,899
Mersana Therapeutics, Inc. (a)	5,455	31,257
Mirati Therapeutics, Inc. (a) (b)	4,027	518,919
Molecular Templates, Inc. (a)	2,583	36,123
Mustang Bio, Inc. (a)	4,232	17,267
Myriad Genetics, Inc. (a)	10,512	286,242
NeoGenomics, Inc. (a)	14,109	412,688
Neon Therapeutics, Inc. (a)	2,248	2,653
NextCure, Inc. (a)	2,081	117,223
NGM Biopharmaceuticals, Inc. (a) (b)	3,604	66,638
Novavax, Inc. (a) (b)	3,566	14,193
Omeros Corp. (a)	7,074	99,673
Oncocyte Corp. (a) (b)	3,266	7,349
Organogenesis Holdings, Inc. (a)	1,598	7,686
Osmotica Pharmaceuticals PLC (a) (b)	1,338	9,353
Oyster Point Pharma, Inc. (a) (b)	827	20,212
Pacific Biosciences of California, Inc. (a)	21,293	109,446
Palatin Technologies, Inc. (a) (b)	34,381	26,893
PDL BioPharma, Inc. (a)	16,660	54,062
Pfenex, Inc. (a)	4,352	47,785
Phathom Pharmaceuticals, Inc. (a) (b)	1,586	49,388
Pieris Pharmaceuticals, Inc. (a)	6,671	24,149
PolarityTE, Inc. (a) (b)	2,133	5,546
Precision BioSciences, Inc. (a)	5,311	73,770
Prevail Therapeutics, Inc. (a) (b)	1,091	17,271
Prothena Corp. PLC (a)	5,962	94,378
PTC Therapeutics, Inc. (a)	8,926	428,716
Puma Biotechnology, Inc. (a) (b)	4,566	39,952
Radius Health, Inc. (a) (b)	6,737	135,818
RAPT Therapeutics, Inc. (a)	227	6,267
REGENXBIO, Inc. (a)	4,966	203,457
Replimune Group, Inc. (a)	1,916	27,495
resTORbio, Inc. (a) (b)	2,272	3,385
Retrophin, Inc. (a) (b)	6,230	88,466
Rigel Pharmaceuticals, Inc. (a)	25,038	53,581
Rocket Pharmaceuticals, Inc. (a) (b)	4,404	100,235
Rubius Therapeutics, Inc. (a) (b)	5,167	49,086
Sangamo Therapeutics, Inc. (a) (b)	16,940	141,788
Satsuma Pharmaceuticals, Inc. (a)	653	12,851
Savara, Inc. (a) (b)	5,071	22,718
Scholar Rock Holding Corp. (a) (b)	2,592	34,163
Solid Biosciences, Inc. (a) (b)	2,906	12,932
Sorrento Therapeutics, Inc. (a) (b)	18,505	62,547
SpringWorks Therapeutics, Inc. (a) (b)	1,541	59,313
Stemline Therapeutics, Inc. (a)	6,927	73,634
Stoke Therapeutics, Inc. (a)	1,353	38,317
Strongbridge Biopharma PLC (a)	5,499	11,493
Syndax Pharmaceuticals, Inc. (a)	3,053	26,805
Synlogic, Inc. (a)	2,381	6,143
Synthorx, Inc. (a)	1,412	98,685
TCR2 Therapeutics, Inc. (a)	1,731	24,719
Theravance Biopharma, Inc. (a) (b)	6,605	171,003
Tocagen, Inc. (a)	3,129	1,668
Translate Bio, Inc. (a) (b)	5,117	41,652
TransMedics Group, Inc. (a) (b)	2,106	40,035
Twist Bioscience Corp. (a) (b)	3,216	67,536
Tyme Technologies, Inc. (a) (b)	8,972	12,561
Ultragenyx Pharmaceutical, Inc. (a)	8,080	345,097
UNITY Biotechnology, Inc. (a) (b)	4,221	30,433
VBI Vaccines, Inc. (a) (b)	22,626	31,224
Veracyte, Inc. (a)	7,007	195,635
Vericel Corp. (a) (b)	6,650	115,710
Viela Bio, Inc. (a)	805	21,856
Viking Therapeutics, Inc. (a) (b)	9,775	78,395
Vir Biotechnology, Inc. (a)	1,054	13,254
WaVe Life Sciences Ltd. (a) (b)	3,345	26,810
X4 Pharmaceuticals, Inc. (a)	1,754	18,768
XBiotech, Inc. (a) (b)	2,804	52,337
Xencor, Inc. (a)	7,018	241,349
Y-mAbs Therapeutics, Inc. (a)	3,495	109,219
ZIOPHARM Oncology, Inc. (a) (b)	23,675	111,746
		20,270,985
Commercial Services — 4.9%
Aaron’s, Inc.	9,992	570,643
ABM Industries, Inc.	9,867	372,085
Acacia Research Corp. (a)	6,892	18,333
Adtalem Global Education, Inc. (a)	7,960	278,361
American Public Education, Inc. (a)	2,231	61,107
AMN Healthcare Services, Inc. (a)	6,813	424,518
Arlo Technologies, Inc. (a)	10,972	46,192
ASGN, Inc. (a)	7,560	536,533
Avis Budget Group, Inc. (a)	8,499	274,008
Barrett Business Services, Inc.	1,088	98,420
BG Staffing, Inc.	1,405	30,755
BrightView Holdings, Inc. (a)	4,557	76,877
The Brink’s Co.	7,377	668,946
CAI International, Inc. (a)	2,413	69,929
Cardtronics PLC Class A (a)	5,469	244,191
Care.com, Inc. (a)	3,306	49,689
Carriage Services, Inc.	2,425	62,080
Cass Information Systems, Inc.	2,068	119,406
CBIZ, Inc. (a)	7,566	203,979
Chegg, Inc. (a)	17,507	663,690
Cimpress PLC (a) (b)	2,943	370,141

The accompanying notes are an integral part of the portfolio of investments.

106

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Collectors Universe, Inc.	1,324	$30,518
Corvel Corp. (a)	1,297	113,306
CRA International, Inc.	1,127	61,388
Cross Country Healthcare, Inc. (a)	5,330	61,935
Emerald Expositions Events, Inc.	3,692	38,951
Ennis, Inc.	3,730	80,754
EVERTEC, Inc.	9,005	306,530
Evo Payments, Inc. Class A (a)	5,297	139,894
Forrester Research, Inc.	1,585	66,095
Franklin Covey Co. (a)	1,436	46,282
FTI Consulting, Inc. (a)	5,505	609,183
GP Strategies Corp. (a)	1,843	24,383
Green Dot Corp. Class A (a)	7,208	167,946
The Hackett Group, Inc.	3,525	56,894
Harsco Corp. (a)	11,505	264,730
Healthcare Services Group, Inc.	11,049	268,712
HealthEquity, Inc. (a)	10,237	758,255
Heidrick & Struggles International, Inc.	2,828	91,910
Herc Holdings, Inc. (a)	3,559	174,177
Hertz Global Holdings, Inc. (a)	15,033	236,770
HMS Holdings Corp. (a)	12,976	384,090
Huron Consulting Group, Inc. (a)	3,322	228,288
ICF International, Inc.	2,693	246,733
Information Services Group, Inc. (a)	4,938	12,493
Insperity, Inc.	5,552	477,694
International Money Express, Inc. (a)	2,638	31,762
K12, Inc. (a)	5,827	118,579
Kelly Services, Inc. Class A	4,895	110,529
Kforce, Inc.	2,984	118,465
Korn Ferry	8,369	354,846
Laureate Education, Inc. Class A (a)	17,446	307,224
Liveramp Holdings, Inc. (a)	9,907	476,229
Medifast, Inc.	1,639	179,602
Monro, Inc. (b)	4,832	377,862
National Research Corp. Class A	1,773	116,912
Perdoceo Education Corp. (a)	10,178	187,173
PRGX Global, Inc. (a)	3,052	15,016
Priority Technology Holdings, Inc. (a)	994	2,435
Progyny, Inc. (a) (b)	1,705	46,802
Quad/Graphics, Inc. (b)	4,811	22,467
R1 RCM, Inc. (a)	15,416	200,100
Rent-A-Center, Inc.	7,300	210,532
Resources Connection, Inc.	4,458	72,799
Rosetta Stone, Inc. (a)	3,061	55,527
RR Donnelley & Sons Co. (b)	10,478	41,388
SEACOR Marine Holdings Inc. (a)	2,925	40,336
ShotSpotter, Inc. (a) (b)	1,219	31,085
SP Plus Corp. (a)	3,360	142,565
Strategic Education, Inc.	3,154	501,171
Team, Inc. (a)	4,344	69,374
Textainer Group Holdings Ltd. (a)	7,734	82,831
TriNet Group, Inc. (a)	6,628	375,211
TrueBlue, Inc. (a)	5,705	137,262
Vectrus, Inc. (a)	1,697	86,988
Viad Corp.	2,977	200,947
Willdan Group, Inc. (a) (b)	1,486	47,225
WW International, Inc. (a)	6,937	265,063
		15,214,101
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	8,031	248,640
elf Beauty, Inc. (a)	3,813	61,504
Inter Parfums, Inc.	2,595	188,682
Revlon, Inc. Class A (a) (b)	1,047	22,427
		521,253
Foods — 1.4%
B&G Foods, Inc. (b)	9,372	168,040
BellRing Brands, Inc. Class A (a)	5,882	125,228
Bridgford Foods Corp. (a)	263	6,520
Cal-Maine Foods, Inc.	4,648	198,702
Calavo Growers, Inc.	2,383	215,876
The Chefs’ Warehouse, Inc. (a)	3,652	139,178
Fresh Del Monte Produce, Inc.	4,496	157,270
HF Foods Group, Inc. (a)	1,143	22,288
Hostess Brands, Inc. (a)	17,780	258,521
Ingles Markets, Inc. Class A	2,082	98,916
J&J Snack Foods Corp.	2,241	412,949
John B Sanfilippo & Son, Inc.	1,272	116,108
Lancaster Colony Corp.	2,799	448,120
Landec Corp. (a)	3,879	43,871
Nathan’s Famous, Inc.	425	30,124
Natural Grocers by Vitamin Cottage, Inc.	1,295	12,782
Performance Food Group Co. (a)	15,211	783,062
Sanderson Farms, Inc.	2,941	518,263
Seneca Foods Corp. Class A (a)	1,009	41,157
The Simply Good Foods Co. (a)	12,230	349,044
SpartanNash Co.	5,398	76,868
Tootsie Roll Industries, Inc. (b)	2,403	82,038
United Natural Foods, Inc. (a)	7,805	68,372
Village Super Market, Inc. Class A	1,229	28,513
Weis Markets, Inc.	1,376	55,714
		4,457,524
Health Care – Products — 4.3%
Accelerate Diagnostics, Inc. (a) (b)	3,957	66,873
Accuray, Inc. (a)	13,430	37,873
Alphatec Holdings, Inc. (a)	5,640	40,016
AngioDynamics, Inc. (a)	5,381	86,150
Apyx Medical Corp. (a)	4,750	40,185
AtriCure, Inc. (a)	5,620	182,706
Atrion Corp.	211	158,567
Avanos Medical, Inc. (a)	7,033	237,012
AxoGen, Inc. (a) (b)	5,087	91,006
Axonics Modulation Technologies, Inc. (a) (b)	2,260	62,625

The accompanying notes are an integral part of the portfolio of investments.

107

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BioLife Solutions, Inc. (a) (b)	1,015	$16,423
BioSig Technologies, Inc. (a) (b)	2,381	14,096
BioTelemetry, Inc. (a) (b)	4,915	227,564
Cardiovascular Systems, Inc. (a)	5,105	248,052
CareDx, Inc. (a)	6,067	130,865
Castle Biosciences, Inc. (a)	545	18,732
Celcuity, Inc. (a)	914	9,725
Cerus Corp. (a)	20,495	86,489
ConforMIS, Inc. (a)	9,706	14,559
CONMED Corp.	4,029	450,563
CryoLife, Inc. (a)	5,350	144,932
Cutera, Inc. (a)	2,060	73,769
CytoSorbents Corp. (a) (b)	4,348	16,740
GenMark Diagnostics, Inc. (a)	8,103	38,975
Glaukos Corp. (a) (b)	5,767	314,128
Globus Medical, Inc. Class A (a)	11,242	661,929
Haemonetics Corp. (a)	7,573	870,138
Hanger, Inc. (a)	5,337	147,355
Inogen, Inc. (a)	2,717	185,653
Inspire Medical Systems, Inc. (a)	2,010	149,162
Integer Holdings Corp. (a)	4,811	386,949
Intersect ENT, Inc. (a)	4,479	111,527
Invacare Corp.	4,973	44,856
iRadimed Corp. (a) (b)	671	15,688
iRhythm Technologies, Inc. (a)	3,914	266,504
Lantheus Holdings, Inc. (a)	5,717	117,256
LeMaitre Vascular, Inc. (b)	2,442	87,790
LivaNova PLC (a)	7,181	541,663
Luminex Corp.	6,256	144,889
Meridian Bioscience, Inc.	6,371	62,245
Merit Medical Systems, Inc. (a)	7,939	247,856
Misonix, Inc. (a)	1,117	20,787
NanoString Technologies, Inc. (a)	4,982	138,599
Natus Medical, Inc. (a)	4,974	164,092
Nevro Corp. (a)	4,422	519,762
Novocure Ltd. (a)	12,845	1,082,448
NuVasive, Inc. (a)	7,679	593,894
OPKO Health, Inc. (a) (b)	56,952	83,719
OraSure Technologies, Inc. (a)	9,239	74,189
Orthofix Medical, Inc. (a)	2,668	123,208
OrthoPediatrics Corp. (a) (b)	1,333	62,638
Patterson Cos., Inc. (b)	12,378	253,501
Pulse Biosciences, Inc. (a)	1,573	21,094
Quanterix Corp. (a)	1,918	45,322
Quidel Corp. (a)	5,241	393,232
Repligen Corp. (a)	7,724	714,470
Rockwell Medical, Inc. (a) (b)	9,121	22,255
RTI Surgical Holdings, Inc. (a)	8,629	23,643
SeaSpine Holdings Corp. (a)	2,242	26,926
Shockwave Medical, Inc. (a) (b)	3,768	165,491
Sientra, Inc. (a)	5,690	50,869
Silk Road Medical, Inc. (a)	2,377	95,983
Soliton, Inc. (a) (b)	779	8,553
STAAR Surgical Co. (a) (b)	6,559	230,680
Surmodics, Inc. (a)	1,906	78,966
Tactile Systems Technology, Inc. (a)	2,722	183,762
Tandem Diabetes Care, Inc. (a) (b)	8,290	494,167
TransEnterix, Inc. (a) (b)	2,151	3,162
Utah Medical Products, Inc.	518	55,892
Varex Imaging Corp. (a)	5,548	165,386
ViewRay, Inc. (a) (b)	10,550	44,521
Wright Medical Group NV (a)	18,655	568,604
Zynex, Inc. (a) (b)	2,365	18,613
		13,378,513
Health Care – Services — 2.2%
Addus HomeCare Corp. (a)	1,835	178,399
Amedisys, Inc. (a)	4,634	773,507
American Renal Associates Holdings, Inc. (a)	2,789	28,922
Apollo Medical Holdings, Inc. (a) (b)	928	17,084
Avalon GloboCare Corp. (a)	3,297	6,363
Brookdale Senior Living, Inc. (a)	27,400	199,198
Catasys, Inc. (a)	1,073	17,501
Cellular Biomedicine Group, Inc. (a) (b)	1,704	27,673
Community Health Systems, Inc. (a)	12,813	37,158
The Ensign Group, Inc.	7,497	340,139
Genesis Healthcare, Inc. (a)	12,374	20,293
Invitae Corp. (a) (b)	12,886	207,851
The Joint Corp. (a)	1,869	30,166
LHC Group, Inc. (a)	4,446	612,481
Magellan Health, Inc. (a)	3,257	254,860
Medpace Holdings, Inc. (a)	4,095	344,226
Natera, Inc. (a)	9,213	310,386
National HealthCare Corp.	1,800	155,574
Neuronetics, Inc. (a)	1,937	8,697
The Pennant Group, Inc. (a)	3,756	124,211
Personalis, Inc. (a)	1,311	14,290
The Providence Service Corp. (a)	1,718	101,671
RadNet, Inc. (a)	6,154	124,926
Select Medical Holdings Corp. (a)	16,276	379,882
SI-BONE, Inc. (a)	2,386	51,299
Surgery Partners, Inc. (a)	3,650	57,141
Syneos Health, Inc. (a)	9,206	547,527
Teladoc Health, Inc. (a) (b)	10,677	893,878
Tenet Healthcare Corp. (a)	15,205	578,246
Tivity Health, Inc. (a) (b)	7,002	142,456
Triple-S Management Corp. Class B (a)	3,427	63,365
U.S. Physical Therapy, Inc.	1,870	213,834
Vapotherm, Inc. (a)	2,155	26,205
		6,889,409
Household Products & Wares — 0.5%
Acco Brands Corp.	14,361	134,419
Central Garden & Pet Co. (a)	1,519	47,195

The accompanying notes are an integral part of the portfolio of investments.

108

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Central Garden & Pet Co. Class A (a)	6,168	$181,093
Helen of Troy Ltd. (a)	3,714	667,740
Quanex Building Products Corp.	4,820	82,326
WD-40 Co. (b)	2,037	395,463
		1,508,236
Pharmaceuticals — 3.8%
89bio, Inc. (a)	431	11,331
AcelRx Pharmaceuticals, Inc. (a) (b)	11,002	23,214
Aclaris Therapeutics, Inc. (a)	4,681	8,847
Adamas Pharmaceuticals, Inc. (a)	3,240	12,280
Aeglea BioTherapeutics, Inc. (a)	3,971	30,338
Aerie Pharmaceuticals, Inc. (a)	6,306	152,416
Aimmune Therapeutics, Inc. (a) (b)	6,650	222,575
Akcea Therapeutics, Inc. (a) (b)	1,798	30,458
Akebia Therapeutics, Inc. (a)	17,589	111,162
Akorn, Inc. (a)	13,658	20,487
Alector, Inc. (a) (b)	4,482	77,225
Amneal Pharmaceuticals, Inc. (a)	17,472	84,215
Amphastar Pharmaceuticals, Inc. (a)	5,284	101,928
Anika Therapeutics, Inc. (a)	2,006	104,011
Antares Pharma, Inc. (a)	24,187	113,679
Arvinas Holding Co. LLC (a)	3,136	128,858
Assertio Therapeutics, Inc. (a)	9,803	12,254
Athenex, Inc. (a) (b)	10,174	155,357
Axcella Health, Inc. (a) (b)	1,144	4,587
Axsome Therapeutics, Inc. (a) (b)	3,729	385,429
Beyondspring, Inc. (a)	1,974	30,597
BioDelivery Sciences International, Inc. (a)	12,335	77,957
BioSpecifics Technologies Corp. (a)	911	51,872
Bioxcel Therapeutics, Inc. (a)	916	13,383
Calyxt, Inc. (a) (b)	1,413	9,905
Catalyst Pharmaceuticals, Inc. (a) (b)	14,306	53,647
cbdMD, Inc. (a) (b)	1,432	3,236
Checkpoint Therapeutics, Inc. (a)	3,501	6,022
Chiasma, Inc. (a) (b)	5,059	25,093
Chimerix, Inc. (a)	7,487	15,199
Clovis Oncology, Inc. (a) (b)	7,454	77,708
Coherus Biosciences, Inc. (a)	9,295	167,356
Collegium Pharmaceutical, Inc. (a)	4,778	98,331
Concert Pharmaceuticals, Inc. (a)	3,170	29,243
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	8,662	47,295
Corcept Therapeutics, Inc. (a)	14,125	170,912
CorMedix, Inc. (a) (b)	3,581	26,070
Cyclerion Therapeutics, Inc. (a)	3,441	9,360
Cytokinetics, Inc. (a)	8,244	87,469
Dermira, Inc. (a) (b)	6,981	105,832
Diplomat Pharmacy, Inc. (a)	8,619	34,476
Eagle Pharmaceuticals, Inc. (a)	1,322	79,426
Eloxx Pharmaceuticals, Inc. (a) (b)	3,812	28,056
Enanta Pharmaceuticals, Inc. (a)	2,561	158,219
Endo International PLC (a)	33,159	155,516
Evofem Biosciences, Inc. (a) (b)	2,147	13,247
Flexion Therapeutics, Inc. (a) (b)	4,984	103,169
Fulcrum Therapeutics, Inc. (a)	656	10,916
G1 Therapeutics, Inc. (a)	4,991	131,912
Galectin Therapeutics, Inc. (a) (b)	5,899	16,871
Global Blood Therapeutics, Inc. (a)	8,564	680,752
Gritstone Oncology, Inc. (a) (b)	3,549	31,835
Harpoon Therapeutics, Inc. (a)	1,064	15,737
Heron Therapeutics, Inc. (a) (b)	12,422	291,917
Heska Corp. (a) (b)	1,042	99,969
Hookipa Pharma, Inc. (a) (b)	1,472	18,003
Intellia Therapeutics, Inc. (a) (b)	5,713	83,810
Intra-Cellular Therapies, Inc. (a) (b)	6,632	227,544
Ironwood Pharmaceuticals, Inc. (a) (b)	22,760	302,936
Jounce Therapeutics, Inc. (a)	2,327	20,315
Kadmon Holdings, Inc. (a)	23,128	104,770
Kala Pharmaceuticals, Inc. (a) (b)	3,313	12,225
KalVista Pharmaceuticals, Inc. (a) (b)	1,957	34,854
Kodiak Sciences, Inc. (a) (b)	3,508	252,401
Kura Oncology, Inc. (a)	5,074	69,767
La Jolla Pharmaceutical Co. (a) (b)	3,097	12,171
Lannett Co., Inc. (a) (b)	4,714	41,577
Lifevantage Corp. (a)	1,971	30,767
LogicBio Therapeutics, Inc. (a) (b)	1,194	8,597
Madrigal Pharmaceuticals, Inc. (a)	1,150	104,776
Mallinckrodt PLC (a) (b)	12,815	44,724
MannKind Corp. (a) (b)	27,001	34,831
Marinus Pharmaceuticals, Inc. (a)	7,729	16,695
MediciNova, Inc. (a) (b)	6,147	41,431
Millendo Therapeutics, Inc. (a)	1,427	9,618
Minerva Neurosciences, Inc. (a)	4,282	30,445
Mirum Pharmaceuticals, Inc. (a) (b)	388	9,514
Momenta Pharmaceuticals, Inc. (a)	14,591	287,880
Morphic Holding, Inc. (a) (b)	727	12,475
MyoKardia, Inc. (a) (b)	6,567	478,636
Nature’s Sunshine Products, Inc. (a)	1,372	12,252
Neogen Corp. (a)	7,582	494,801
Ocular Therapeutix, Inc. (a) (b)	6,150	24,293
Odonate Therapeutics, Inc. (a)	1,733	56,236
Optinose, Inc. (a) (b)	3,786	34,907
Option Care Health, Inc. (a)	18,683	69,688
Owens & Minor, Inc.	8,999	46,525
Pacira BioSciences, Inc. (a) (b)	6,052	274,156
Paratek Pharmaceuticals, Inc. (a) (b)	4,705	18,961
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,084	12,733
Portola Pharmaceuticals, Inc. (a)	11,265	269,008
Prestige Consumer Healthcare, Inc. (a)	7,466	302,373
Principia Biopharma, Inc. (a)	2,719	148,947
Progenics Pharmaceuticals, Inc. (a)	12,852	65,417
Protagonist Therapeutics, Inc. (a)	2,518	17,752
Ra Pharmaceuticals, Inc. (a)	5,144	241,408
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,307	676,050

The accompanying notes are an integral part of the portfolio of investments.

109

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Recro Pharma, Inc. (a)	2,932	$53,744
Revance Therapeutics, Inc. (a)	6,667	108,205
Rhythm Pharmaceuticals, Inc. (a) (b)	4,331	99,440
Senseonics Holdings, Inc. (a) (b)	18,105	16,584
Seres Therapeutics, Inc. (a)	5,377	18,551
SIGA Technologies, Inc. (a) (b)	8,022	38,265
Spectrum Pharmaceuticals, Inc. (a)	16,664	60,657
Spero Therapeutics, Inc. (a)	1,555	14,951
Supernus Pharmaceuticals, Inc. (a)	7,275	172,563
Sutro Biopharma, Inc. (a)	1,650	18,150
Syros Pharmaceuticals, Inc. (a) (b)	5,171	35,732
TG Therapeutics, Inc. (a) (b)	12,737	141,381
TherapeuticsMD, Inc. (a) (b)	32,723	79,190
Tricida, Inc. (a) (b)	3,214	121,296
Turning Point Therapeutics I (a)	4,093	254,953
UroGen Pharma Ltd. (a) (b)	2,755	91,934
USANA Health Sciences, Inc. (a)	1,841	144,611
Vanda Pharmaceuticals, Inc. (a)	7,673	125,914
Verrica Pharmaceuticals, Inc. (a) (b)	1,819	28,904
Voyager Therapeutics, Inc. (a)	3,487	48,644
Xeris Pharmaceuticals, Inc. (a)	3,990	28,130
Zogenix, Inc. (a)	6,311	328,992
Zynerba Pharmaceuticals, Inc. (a)	3,386	20,451
		11,856,667
		76,605,063
Diversified — 0.0%
Holding Company – Diversified — 0.0%
GTY Technology Holdings, Inc. (a) (b)	5,841	34,403
Energy — 3.3%
Coal — 0.2%
Advanced Emissions Solutions, Inc. (b)	2,367	24,853
Arch Coal, Inc. Class A	2,217	159,048
CONSOL Energy, Inc. (a) (b)	3,753	54,456
Hallador Energy Co.	3,076	9,136
NACCO Industries, Inc. Class A	525	24,586
Peabody Energy Corp.	9,429	85,992
Ramaco Resources, Inc. (a) (b)	1,416	5,069
SunCoke Energy, Inc.	10,724	66,811
Warrior Met Coal, Inc.	7,628	161,180
		591,131
Energy – Alternate Sources — 0.6%
Clean Energy Fuels Corp. (a)	19,941	46,662
Enphase Energy, Inc. (a) (b)	13,608	355,577
FutureFuel Corp.	3,848	47,677
Green Plains, Inc.	5,045	77,844
Pattern Energy Group, Inc. Class A	13,079	349,929
Plug Power, Inc. (a) (b)	36,179	114,325
Renewable Energy Group, Inc. (a) (b)	5,460	147,147
REX American Resources Corp. (a)	832	68,191
Sunnova Energy International, Inc. (a) (b)	1,992	22,231
SunPower Corp. (a) (b)	9,288	72,446
Sunrun, Inc. (a) (b)	16,799	231,994
TerraForm Power, Inc. Class A	11,713	180,263
TPI Composites, Inc. (a) (b)	4,208	77,890
Vivint Solar, Inc. (a)	6,518	47,321
		1,839,497
Oil & Gas — 1.6%
Abraxas Petroleum Corp. (a)	23,953	8,410
Altus Midstream Co. Class A (a) (b)	7,653	21,888
Amplify Energy Corp.	1,789	11,825
Berry Petroleum Corp.	9,272	87,435
Bonanza Creek Energy, Inc. (a)	2,735	63,835
Brigham Minerals, Inc. Class A	2,382	51,070
California Resources Corp. (a) (b)	7,102	64,131
Callon Petroleum Co. (a) (b)	56,530	273,037
Chaparral Energy, Inc. Class A (a) (b)	4,716	8,300
CNX Resources Corp. (a)	27,700	245,145
Comstock Resources, Inc. (a) (b)	2,279	18,756
CVR Energy, Inc.	4,400	177,892
Delek US Holdings, Inc.	10,921	366,181
Denbury Resources, Inc. (a) (b)	71,446	100,739
Diamond Offshore Drilling, Inc. (a) (b)	9,646	69,355
Earthstone Energy, Inc. Class A (a) (b)	2,818	17,838
Evolution Petroleum Corp.	4,128	22,580
Extraction Oil & Gas, Inc. (a) (b)	12,518	26,538
Falcon Minerals Corp.	5,557	39,232
Goodrich Petroleum Corp. (a)	1,370	13,755
Gulfport Energy Corp. (a) (b)	23,872	72,571
HighPoint Resources Corp. (a)	16,168	27,324
Jagged Peak Energy, Inc. (a) (b)	9,844	83,576
Laredo Petroleum, Inc. (a)	27,092	77,754
Magnolia Oil & Gas Corp. Class A (a) (b)	15,004	188,750
Mammoth Energy Services, Inc. (b)	1,855	4,081
Matador Resources Co. (a)	16,460	295,786
Montage Resources Corp. (a)	3,248	25,789
Murphy USA, Inc. (a)	4,310	504,270
Nabors Industries Ltd.	51,916	149,518
Noble Corp. PLC (a) (b)	36,856	44,964
Northern Oil and Gas, Inc. (a) (b)	44,559	104,268
Oasis Petroleum, Inc. (a)	47,656	155,359
Pacific Drilling SA (a)	4,536	18,507
Panhandle Oil & Gas, Inc. Class A	2,306	25,850
Par Pacific Holdings, Inc. (a)	5,284	122,800
Parker Drilling Co. (a)	1,308	29,430
PDC Energy, Inc. (a) (b)	9,106	238,304
Penn Virginia Corp. (a)	2,013	61,095
PrimeEnergy Corp. (a)	79	11,950
QEP Resources, Inc.	35,721	160,745
Ring Energy, Inc. (a) (b)	9,144	24,140
Rosehill Resources, Inc. (a)	1,588	2,033

The accompanying notes are an integral part of the portfolio of investments.

110

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SandRidge Energy, Inc. (a)	4,500	$19,080
Seadrill Ltd. (a) (b)	8,905	22,619
SilverBow Resources, Inc. (a)	1,011	10,009
SM Energy Co.	16,458	184,988
Southwestern Energy Co. (a) (b)	79,841	193,215
SRC Energy, Inc. (a)	35,758	147,323
Talos Energy, Inc. (a)	3,008	90,691
Tellurian, Inc. (a) (b)	13,918	101,323
Trecora Resources (a)	3,148	22,508
Unit Corp. (a)	8,064	5,609
W&T Offshore, Inc. (a)	13,997	77,823
Whiting Petroleum Corp. (a) (b)	13,270	97,402
		5,089,396
Oil & Gas Services — 0.9%
Archrock, Inc.	19,170	192,467
DMC Global, Inc. (b)	2,093	94,059
Dril-Quip, Inc. (a)	5,373	252,048
Era Group, Inc. (a)	2,846	28,944
Exterran Corp. (a)	4,124	32,291
Flotek Industries, Inc. (a)	7,787	15,574
Forum Energy Technologies, Inc. (a)	12,590	21,151
Frank’s International NV (a)	15,473	79,995
FTS International, Inc. (a) (b)	4,902	5,098
Geospace Technologies Corp. (a)	1,877	31,477
Helix Energy Solutions Group, Inc. (a)	20,866	200,940
Independence Contract Drilling, Inc. (a)	7,216	7,193
KLX Energy Services Holdings, Inc. (a)	3,163	20,370
Liberty Oilfield Services, Inc. Class A	7,884	87,670
Matrix Service Co. (a)	4,029	92,184
McDermott International, Inc. (a) (b)	26,778	18,118
MRC Global, Inc. (a)	11,656	158,988
National Energy Services Reunited Corp. (a) (b)	3,602	32,850
Natural Gas Services Group, Inc. (a)	1,909	23,404
NCS Multistage Holdings, Inc. (a)	1,963	4,122
Newpark Resources, Inc. (a)	12,915	80,977
NexTier Oilfield Solutions, Inc. (a)	23,343	156,398
Nine Energy Service, Inc. (a) (b)	2,415	18,885
NOW, Inc. (a)	15,987	179,694
Oceaneering International, Inc. (a)	14,683	218,924
Oil States International, Inc. (a)	8,922	145,518
ProPetro Holding Corp. (a)	11,687	131,479
RPC, Inc. (b)	8,487	44,472
Select Energy Services, Inc. Class A (a)	8,663	80,393
Smart Sand, Inc. (a) (b)	3,094	7,797
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,604	64,456
TETRA Technologies, Inc. (a)	17,966	35,213
Thermon Group Holdings, Inc. (a)	4,794	128,479
US Silica Holdings, Inc.	10,861	66,795
US Well Services, Inc. (a)	3,044	5,753
		2,764,176
Pipelines — 0.0%
NextDecade Corp. (a)	1,732	10,634
		10,294,834
Financial — 25.5%
Banks — 9.7%
The The Bank of Princeton	814	25,633
1st Constitution Bancorp	1,315	29,101
1st Source Corp.	2,057	106,717
ACNB Corp.	1,013	38,312
Alerus Financial Corp. (b)	444	10,145
Allegiance Bancshares, Inc. (a) (b)	2,784	104,678
Amalgamated Bank Class A	1,978	38,472
Amerant Bancorp, Inc. (a)	2,867	62,472
American National Bankshares, Inc.	1,585	62,718
Ameris Bancorp	9,049	384,944
Ames National Corp.	1,270	35,636
Arrow Financial Corp.	1,900	71,820
Atlantic Capital Bancshares, Inc. (a)	3,131	57,454
Atlantic Union Bankshares Corp.	11,806	443,315
BancFirst Corp.	2,739	171,023
The Bancorp, Inc. (a)	7,514	97,457
BancorpSouth Bank	14,661	460,502
Bank First Corp. (b)	856	59,929
Bank of Commerce Holdings	2,635	30,487
Bank of Marin Bancorp	1,950	87,847
The Bank of NT Butterfield & Son Ltd.	8,203	303,675
Bank7 Corp.	519	9,840
Bankwell Financial Group, Inc.	1,010	29,128
Banner Corp.	5,190	293,702
Bar Harbor Bankshares	2,259	57,356
Baycom Corp. (a)	1,633	37,134
BCB Bancorp, Inc.	2,007	27,677
Bridge Bancorp, Inc.	2,396	80,338
Bridgewater Bancshares, Inc. (a)	3,247	44,744
Bryn Mawr Bank Corp.	2,921	120,462
Business First Bancshares, Inc.	1,849	46,096
Byline Bancorp, Inc.	3,469	67,888
C&F Financial Corp.	489	27,056
Cadence BanCorp	18,611	337,417
Cambridge Bancorp	637	51,056
Camden National Corp.	2,235	102,944
Capital Bancorp, Inc. /MD (a)	1,205	17,942
Capital City Bank Group, Inc.	1,996	60,878
Capstar Financial Holdings, Inc.	2,098	34,932
Carolina Financial Corp.	3,456	149,403
Carter Bank & Trust (a)	3,406	80,790
Cathay General Bancorp	11,347	431,753
CenterState Bank Corp.	17,809	444,869
Central Pacific Financial Corp.	4,082	120,746

The accompanying notes are an integral part of the portfolio of investments.

111

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Central Valley Community Bancorp	1,603	$34,737
Century Bancorp, Inc. Class A	412	37,064
Chemung Financial Corp.	540	22,950
Citizens & Northern Corp.	1,792	50,624
City Holding Co.	2,367	193,976
Civista Bancshares, Inc.	2,276	54,624
CNB Financial Corp.	2,154	70,393
Coastal Financial Corp. (a)	1,123	18,496
Codorus Valley Bancorp, Inc.	1,412	32,518
Colony Bankcorp, Inc.	1,129	18,629
Columbia Banking System, Inc.	10,653	433,417
Community Bank System, Inc.	7,524	533,753
The Community Financial Corp.	742	26,393
Community Trust Bancorp, Inc.	2,311	107,785
ConnectOne Bancorp, Inc.	4,878	125,462
CrossFirst Bankshares, Inc. (a)	994	14,333
Customers Bancorp, Inc. (a)	4,156	98,954
CVB Financial Corp.	19,770	426,637
Eagle Bancorp, Inc.	4,837	235,223
Enterprise Bancorp, Inc.	1,300	44,031
Enterprise Financial Services Corp.	3,566	171,917
Equity Bancshares, Inc. Class A (a)	2,176	67,173
Esquire Financial Holdings, Inc. (a)	968	25,236
Evans Bancorp, Inc.	689	27,629
Farmers & Merchants Bancorp, Inc./ Archbold OH (b)	1,457	43,929
Farmers National Banc Corp.	3,795	61,934
FB Financial Corp.	2,496	98,817
Fidelity D&D Bancorp, Inc. (b)	396	24,635
Financial Institutions, Inc.	2,313	74,247
First BanCorp	31,829	337,069
First Bancorp	4,320	172,411
First Bancorp, Inc.	1,535	46,403
The First Bancshares, Inc.	2,419	85,923
First Bank/Hamilton NJ	2,518	27,824
First Busey Corp.	7,604	209,110
First Business Financial Services, Inc.	1,227	32,307
First Choice Bancorp	1,530	41,249
First Commonwealth Financial Corp.	14,428	209,350
First Community Bancshares, Inc.	2,283	70,819
First Financial Bancorp	14,426	366,997
First Financial Bankshares, Inc.	19,242	675,394
First Financial Corp.	1,965	89,840
First Foundation, Inc.	5,714	99,424
First Guaranty Bancshares, Inc.	804	17,503
First Internet Bancorp	1,451	34,403
First Interstate BancSystem, Inc. Class A	5,563	233,201
First Merchants Corp.	8,080	336,047
First Mid Bancshares, Inc.	2,172	76,563
First Midwest Bancorp, Inc.	15,793	364,187
First Northwest Bancorp	1,354	24,548
The First of Long Island Corp.	3,479	87,253
Flagstar Bancorp, Inc.	5,118	195,763
FNCB Bancorp, Inc.	2,599	21,962
Franklin Financial Network, Inc.	1,953	67,046
Franklin Financial Services Corp.	637	24,646
Fulton Financial Corp.	23,703	413,143
FVCBankcorp, Inc. (a)	1,739	30,380
German American Bancorp Inc.	3,641	129,692
Glacier Bancorp, Inc.	12,849	590,926
Great Southern Bancorp, Inc.	1,625	102,895
Great Western Bancorp, Inc.	8,400	291,816
Guaranty Bancshares, Inc.	1,184	38,930
Hancock Whitney Corp.	12,835	563,200
Hanmi Financial Corp.	4,546	90,897
HarborOne Bancorp, Inc. (a)	3,742	41,125
Hawthorn Bancshares, Inc.	860	21,930
HBT Financial, Inc. (a)	1,344	25,523
Heartland Financial USA, Inc.	5,158	256,559
Heritage Commerce Corp.	8,094	103,846
Heritage Financial Corp.	5,371	151,999
Hilltop Holdings, Inc.	10,333	257,602
Home BancShares, Inc.	22,942	451,040
HomeStreet, Inc. (a)	3,326	113,084
Hope Bancorp, Inc.	17,871	265,563
Horizon Bancorp, Inc.	5,431	103,189
Howard Bancorp, Inc. (a)	1,884	31,802
IBERIABANK Corp.	7,716	577,388
Independent Bank Corp. of Michigan	3,188	72,208
Independent Bank Corp. of Massachusetts	4,912	408,924
Independent Bank Group, Inc.	5,290	293,278
International Bancshares Corp.	8,233	354,595
Investar Holding Corp.	1,328	31,872
Kearny Financial Corp.	11,659	161,244
Lakeland Bancorp, Inc.	7,281	126,544
Lakeland Financial Corp.	3,666	179,377
LCNB Corp.	1,780	34,354
Level One Bancorp, Inc.	764	19,222
Live Oak Bancshares, Inc.	3,866	73,493
Luther Burbank Corp.	2,869	33,080
Macatawa Bank Corp.	3,879	43,173
Mackinac Financial Corp.	1,399	24,427
MainStreet Bancshares, Inc. (a)	1,078	24,794
Mercantile Bank Corp.	2,395	87,346
Merchants Bancorp	1,310	25,820
Meta Financial Group, Inc.	5,256	191,897
Metrocity Bankshares, Inc. (b)	2,349	41,131
Metropolitan Bank Holding Corp. (a)	1,017	49,050
Mid Penn Bancorp, Inc.	1,046	30,125
Midland States Bancorp, Inc.	3,281	95,018
MidWestOne Financial Group, Inc.	1,761	63,801
MVB Financial Corp.	1,460	36,383
National Bank Holdings Corp. Class A	4,322	152,221
National Bankshares, Inc.	940	42,234
NBT Bancorp, Inc.	6,340	257,150
Nicolet Bankshares, Inc. (a)	1,383	102,135

The accompanying notes are an integral part of the portfolio of investments.

112

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Northeast Bank	1,225	$26,938
Northrim BanCorp, Inc.	954	36,538
Norwood Financial Corp.	883	34,349
Oak Valley Bancorp (b)	958	18,643
OFG Bancorp	7,544	178,114
Ohio Valley Banc Corp.	586	23,217
Old National Bancorp	24,984	456,957
Old Second Bancorp, Inc.	4,338	58,433
OP Bancorp	1,973	20,460
Opus Bank	3,291	85,138
Origin Bancorp, Inc.	2,861	108,260
Orrstown Financial Services, Inc.	1,470	33,251
Pacific Mercantile Bancorp (a)	2,956	24,003
Park National Corp.	1,973	201,996
Parke Bancorp, Inc.	1,284	32,601
PCB Bancorp	1,758	30,378
PCSB Financial Corp.	2,401	48,620
Peapack Gladstone Financial Corp.	2,754	85,099
Penns Woods Bancorp, Inc.	982	34,920
People’s Utah Bancorp	2,362	71,143
Peoples Bancorp of North Carolina, Inc.	670	22,009
Peoples Bancorp, Inc.	2,616	90,671
Peoples Financial Services Corp.	1,031	51,911
Pioneer Bancorp, Inc. (a)	1,642	25,139
Ponce de Leon Federal Bank (a)	1,248	18,346
Preferred Bank	2,066	124,146
Premier Financial Bancorp, Inc.	1,873	33,976
Provident Bancorp, Inc. (a)	1,232	15,338
QCR Holdings, Inc.	2,150	94,299
RBB Bancorp	2,402	50,850
Red River Bancshares, Inc. (a) (b)	727	40,756
Reliant Bancorp, Inc.	1,530	34,027
Renasant Corp.	8,226	291,365
Republic Bancorp, Inc. Class A	1,442	67,486
Republic First Bancorp, Inc. (a)	6,549	27,375
Richmond Mutual Bancorporation, Inc. (a)	1,957	31,234
S&T Bancorp, Inc.	5,640	227,236
Sandy Spring Bancorp, Inc.	5,210	197,355
SB One Bancorp	1,244	31,000
Seacoast Banking Corp. of Florida (a)	7,447	227,655
Select Bancorp, Inc. (a)	2,240	27,552
ServisFirst Bancshares, Inc.	7,042	265,343
Shore Bancshares, Inc.	1,877	32,585
Sierra Bancorp	2,119	61,705
Silvergate Capital Corp. (a)	473	7,525
Simmons First National Corp. Class A (b)	14,088	377,418
SmartFinancial, Inc.	1,841	43,540
South Plains Financial, Inc.	1,498	31,263
South State Corp.	4,942	428,718
Southern First Bancshares, Inc. (a)	1,037	44,062
Southern National Bancorp of Virginia, Inc.	2,920	47,742
Southside Bancshares, Inc.	4,720	175,301
Spirit of Texas Bancshares, Inc. (a)	2,005	46,115
Sterling Bancorp, Inc.	2,375	19,237
Stock Yards Bancorp, Inc.	2,973	122,071
Summit Financial Group, Inc.	1,650	44,698
Tompkins Financial Corp.	2,124	194,346
Towne Bank	9,862	274,361
TriCo Bancshares	3,948	161,118
TriState Capital Holdings, Inc. (a)	3,661	95,625
Triumph Bancorp, Inc. (a)	3,455	131,359
TrustCo Bank Corp NY	14,198	123,097
Trustmark Corp.	9,536	329,087
UMB Financial Corp.	6,555	449,935
Union Bankshares, Inc.	590	21,393
United Bankshares, Inc.	14,434	558,018
United Community Banks, Inc.	11,666	360,246
United Security Bancshares/Fresno CA	2,065	22,157
Unity Bancorp, Inc.	1,170	26,407
Univest Corp. of Pennsylvania	4,233	113,360
Valley National Bancorp	57,309	656,188
Veritex Holdings, Inc.	7,431	216,465
Walker & Dunlop, Inc.	4,114	266,094
Washington Trust Bancorp, Inc. (b)	2,205	118,607
WesBanco, Inc.	9,610	363,162
West Bancorporation, Inc.	2,384	61,102
Westamerica Bancorp.	3,858	261,457
Western New England Bancorp, Inc.	3,622	34,880
		30,111,242
Diversified Financial Services — 2.3%
Aircastle Ltd.	7,746	247,949
Altisource Portfolio Solutions SA (a)	887	17,146
Ares Management Corp. Class A	10,558	376,815
Artisan Partners Asset Management, Inc. Class A	7,393	238,942
Assetmark Financial Holdings (a)	2,045	59,346
Associated Capital Group, Inc. Class A (b)	293	11,486
B. Riley Financial, Inc.	3,036	76,446
Blucora, Inc. (a)	7,217	188,652
Boston Private Financial Holdings, Inc.	12,236	147,199
Brightsphere Investment Grou (a)	9,676	98,889
CBTX, Inc.	2,639	82,126
Cohen & Steers, Inc.	3,377	211,941
Columbia Financial, Inc. (a)	7,777	131,742
Cowen, Inc. (a)	4,164	65,583
Curo Group Holdings Corp. (a)	2,276	27,722
Deluxe Corp.	6,233	311,151
Diamond Hill Investment Group, Inc.	471	66,157
Elevate Credit, Inc. (a)	3,176	14,133
Encore Capital Group, Inc. (a) (b)	4,560	161,242

The accompanying notes are an integral part of the portfolio of investments.

113

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Enova International, Inc. (a)	4,860	$116,932
EZCORP, Inc. Class A (a) (b)	7,544	51,450
Federal Agricultural Mortgage Corp. Class C	1,327	110,805
Federated Investors, Inc. Class B	14,256	464,603
Focus Financial Partners, Inc. Class A (a)	4,556	134,265
Gain Capital Holdings, Inc.	2,892	11,423
GAMCO Investors, Inc. Class A	830	16,177
Greenhill & Co., Inc.	2,184	37,303
Hamilton Lane, Inc. Class A	3,267	194,713
Houlihan Lokey, Inc.	6,205	303,238
I3 Verticals, Inc. Class A (a)	2,141	60,483
INTL. FCStone, Inc. (a)	2,344	114,458
Ladenburg Thalmann Financial Services, Inc.	17,230	59,960
LendingClub Corp. (a)	9,921	125,203
Marlin Business Services Corp.	1,272	27,959
MMA Capital Holdings, Inc. (a)	744	23,659
Moelis & Co. Class A	6,974	222,610
Mr Cooper Group, Inc. (a)	11,219	140,350
Nelnet, Inc. Class A	2,658	154,802
Ocwen Financial Corp. (a)	19,363	26,527
On Deck Capital, Inc. (a)	9,483	39,260
Oportun Financial Corp. (a)	1,068	25,418
Oppenheimer Holdings, Inc. Class A	1,389	38,170
Paysign, Inc. (a) (b)	4,575	46,436
PennyMac Financial Services, Inc.	3,687	125,506
Piper Jaffray Cos.	2,044	163,397
PJT Partners, Inc. Class A	3,368	151,998
PRA Group, Inc. (a)	6,684	242,629
Pzena Investment Management, Inc. Class A	2,521	21,731
Regional Management Corp. (a)	1,221	36,667
Sculptor Capital Management, Inc.	2,501	55,272
Siebert Financial Corp. (a)	1,003	8,676
Silvercrest Asset Management Group, Inc. Class A	1,316	16,555
Stifel Financial Corp.	9,817	595,401
Virtus Investment Partners, Inc.	957	116,486
Waddell & Reed Financial, Inc. Class A (b)	10,235	171,129
Westwood Holdings Group, Inc.	1,213	35,929
WisdomTree Investments, Inc.	19,611	94,917
World Acceptance Corp. (a)	808	69,811
		6,986,975
Insurance — 2.9%
Ambac Financial Group, Inc. (a)	6,660	143,656
American Equity Investment Life Holding Co.	13,341	399,296
AMERISAFE, Inc.	2,835	187,195
Argo Group International Holdings Ltd.	4,803	315,797
BRP Group, Inc. (a)	2,220	35,631
Citizens, Inc. (a) (b)	7,322	49,424
CNO Financial Group, Inc.	22,347	405,151
Crawford & Co. Class A	2,506	28,744
Donegal Group, Inc. Class A	1,556	23,060
eHealth, Inc. (a)	3,370	323,790
Employers Holdings, Inc.	4,687	195,682
Enstar Group Ltd. (a)	1,705	352,696
Essent Group Ltd.	14,232	739,922
FBL Financial Group, Inc. Class A	1,414	83,327
Fednat Holding Co.	1,743	28,986
FGL Holdings (b)	21,551	229,518
Genworth Financial, Inc. Class A (a)	74,994	329,974
Global Indemnity Ltd.	1,179	34,934
Goosehead Insurance, Inc. Class A (b)	1,693	71,783
Greenlight Capital Re Ltd. Class A (a)	4,363	44,110
GWG Holdings, Inc. (a) (b)	276	2,710
Hallmark Financial Services, Inc. (a)	1,915	33,647
HCI Group, Inc. (b)	926	42,272
Health Insurance Innovations, Inc. Class A (a) (b)	1,401	27,025
Heritage Insurance Holdings, Inc.	3,970	52,602
Horace Mann Educators Corp.	6,145	268,291
Independence Holding Co.	709	29,835
Investors Title Co.	208	33,114
James River Group Holdings Ltd.	4,407	181,612
Kinsale Capital Group, Inc.	3,030	308,030
MBIA, Inc. (a)	11,090	103,137
National General Holdings Corp.	9,979	220,536
National Western Life Group, Inc. Class A	336	97,736
NI Holdings, Inc. (a)	1,361	23,409
NMI Holdings, Inc. Class A (a)	9,651	320,220
Palomar Holdings, Inc. (a)	1,849	93,356
ProAssurance Corp.	7,913	285,976
ProSight Global, Inc. (a)	1,351	21,792
Protective Insurance Corp. Class B	1,324	21,303
Radian Group, Inc.	29,902	752,334
RLI Corp.	5,909	531,928
Safety Insurance Group, Inc.	2,170	200,790
Selective Insurance Group, Inc.	8,658	564,415
State Auto Financial Corp.	2,533	78,574
Stewart Information Services Corp.	3,456	140,970
Third Point Reinsurance Ltd. (a)	11,056	116,309
Tiptree, Inc.	3,606	29,353
Trupanion, Inc. (a) (b)	4,297	160,966
United Fire Group, Inc.	3,103	135,694
United Insurance Holdings Corp.	3,068	38,687
Universal Insurance Holdings, Inc.	4,389	122,848
Watford Holdings Ltd. (a)	2,819	70,926
		9,133,073
Investment Companies — 0.1%
Ellington Financial, Inc.	4,514	82,741

The accompanying notes are an integral part of the portfolio of investments.

114

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medallion Financial Corp. (a)	3,137	$22,806
Rafael Holdings, Inc. Class B (a)	1,508	26,903
		132,450
Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	18,193	405,704
Safeguard Scientifics, Inc.	2,778	30,502
		436,206
Real Estate — 0.7%
Alexander & Baldwin, Inc.	10,211	214,023
American Realty Investors, Inc. (a)	319	5,464
Consolidated-Tomoka Land Co.	710	42,827
Cushman & Wakefield PLC (a) (b)	16,656	340,449
eXp World Holdings, Inc. (a) (b)	3,043	34,477
FRP Holdings, Inc. (a)	1,013	50,458
Griffin Industrial Realty, Inc.	149	5,893
Legacy Housing Corp. (a)	839	13,961
Marcus & Millichap, Inc. (a) (b)	3,400	126,650
Maui Land & Pineapple Co., Inc. (a)	1,071	12,049
McGrath RentCorp	3,595	275,161
Newmark Group, Inc. Class A	21,207	285,340
RE/MAX Holdings, Inc. Class A	2,679	103,115
Realogy Holdings Corp. (b)	16,947	164,047
Redfin Corp. (a) (b)	13,234	279,767
The RMR Group, Inc. Class A	2,238	102,142
Stratus Properties, Inc. (a)	831	25,744
		2,081,567
Real Estate Investment Trusts (REITS) — 8.3%
Acadia Realty Trust	12,618	327,185
AG Mortgage Investment Trust, Inc.	4,904	75,620
Agree Realty Corp.	6,116	429,160
Alexander’s, Inc.	311	102,739
American Assets Trust, Inc.	7,181	329,608
American Finance Trust, Inc. (b)	15,893	210,741
Anworth Mortgage Asset Corp.	14,534	51,160
Apollo Commercial Real Estate Finance, Inc.	22,887	418,603
Ares Commercial Real Estate Corp.	3,910	61,934
Arlington Asset Investment Corp. Class A (b)	5,488	30,568
Armada Hoffler Properties, Inc.	8,107	148,763
ARMOUR Residential REIT, Inc.	8,673	154,987
Ashford Hospitality Trust, Inc.	13,040	36,382
Blackstone Mortgage Trust, Inc. Class A (b)	18,687	695,530
Bluerock Residential Growth REIT, Inc.	3,396	40,922
Braemar Hotels & Resorts, Inc.	4,355	38,890
BRT Apartments Corp.	1,412	23,962
Capstead Mortgage Corp.	13,818	109,439
CareTrust REIT, Inc.	14,177	292,471
Catchmark Timber Trust, Inc. Class A	7,342	84,213
CBL & Associates Properties, Inc. (b)	25,002	26,252
Cedar Realty Trust, Inc.	12,312	36,320
Chatham Lodging Trust	6,763	124,033
Cherry Hill Mortgage Investment Corp. (b)	2,289	33,397
CIM Commercial Trust Corp.	203	2,943
City Office REIT, Inc.	7,857	106,227
Clipper Realty, Inc.	2,210	23,426
Colony Credit Real Estate Inc. (b)	12,040	158,446
Community Healthcare Trust, Inc.	2,826	121,122
CoreCivic, Inc.	17,662	306,966
CorEnergy Infrastructure Trust, Inc.	1,893	84,636
CorePoint Lodging Inc.	5,905	63,065
DiamondRock Hospitality Co.	29,862	330,871
Diversified Healthcare Trust	35,145	296,624
Dynex Capital, Inc. (b)	3,279	55,546
Easterly Government Properties, Inc.	10,951	259,867
EastGroup Properties, Inc.	5,603	743,350
Essential Properties Realty Trust, Inc. (b)	11,902	295,289
Exantas Capital Corp.	4,542	53,641
Farmland Partners, Inc. (b)	4,031	27,330
First Industrial Realty Trust, Inc.	18,642	773,829
Four Corners Property Trust, Inc.	10,185	287,115
Franklin Street Properties Corp.	15,510	132,766
Front Yard Residential Corp.	7,250	89,465
The GEO Group, Inc.	17,658	293,299
Getty Realty Corp.	4,893	160,833
Gladstone Commercial Corp.	4,463	97,561
Gladstone Land Corp.	2,710	35,149
Global Medical REIT, Inc.	4,873	64,470
Global Net Lease, Inc.	13,292	269,562
Granite Point Mortgage Trust, Inc. (b)	8,076	148,437
Great Ajax Corp.	2,464	36,492
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	9,394	302,299
Healthcare Realty Trust, Inc.	19,556	652,584
Hersha Hospitality Trust	5,066	73,710
Independence Realty Trust, Inc.	13,483	189,841
Industrial Logistics Properties Trust	9,613	215,523
Innovative Industrial Properties, Inc. (b)	1,675	127,082
Invesco Mortgage Capital, Inc.	21,251	353,829
Investors Real Estate Trust	1,714	124,265
iStar, Inc. (b)	8,881	128,863
Jernigan Capital, Inc. (b)	3,159	60,463
Kite Realty Group Trust	12,223	238,715
KKR Real Estate Finance Trust, Inc. (b)	3,659	74,717
Ladder Capital Corp.	15,263	275,345
Lexington Realty Trust	35,688	379,007
LTC Properties, Inc.	5,848	261,815
Mack-Cali Realty Corp.	12,880	297,914
Monmouth Real Estate Investment Corp.	13,746	199,042
National Health Investors, Inc.	6,290	512,509

The accompanying notes are an integral part of the portfolio of investments.

115

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Storage Affiliates Trust	8,814	$296,327
New Senior Investment Group, Inc.	12,414	94,967
New York Mortgage Trust, Inc.	38,656	240,827
NexPoint Residential Trust, Inc.	2,919	131,355
Office Properties, Inc. ome Trust	7,090	227,873
One Liberty Properties, Inc.	2,298	62,483
Orchid Island Capital, Inc. (b)	9,302	54,417
Pebblebrook Hotel Trust (b)	19,226	515,449
Pennsylvania REIT (b)	10,360	55,219
PennyMac Mortgage Investment Trust	13,208	294,406
Physicians Realty Trust	27,873	527,915
Piedmont Office Realty Trust, Inc. Class A	18,563	412,841
PotlatchDeltic Corp.	9,786	423,440
Preferred Apartment Communities, Inc. Class A (b)	6,796	90,523
PS Business Parks, Inc.	2,961	488,180
QTS Realty Trust, Inc. Class A	8,496	461,078
Ready Capital Corp. REIT	4,717	72,736
Redwood Trust, Inc.	16,452	272,116
Retail Opportunity Investments Corp.	16,829	297,200
Retail Value, Inc.	2,183	80,334
Rexford Industrial Realty, Inc.	16,355	746,933
RLJ Lodging Trust	24,968	442,433
RPT Realty	11,650	175,216
Ryman Hospitality Properties, Inc.	6,781	587,641
Sabra Health Care REIT, Inc.	28,542	609,086
Safehold, Inc.	1,572	63,352
Saul Centers, Inc.	1,804	95,215
Seritage Growth Properties Class A (b)	5,019	201,162
STAG Industrial, Inc.	19,761	623,855
Summit Hotel Properties, Inc. (b)	15,286	188,629
Sunstone Hotel Investors, Inc.	33,234	462,617
Tanger Factory Outlet Centers, Inc. (b)	13,408	197,500
Terreno Realty Corp.	9,743	527,486
TPG RE Finance Trust, Inc.	7,313	148,235
Transcontinental Realty Investors, Inc. (a)	139	5,543
UMH Properties, Inc.	5,292	83,243
Uniti Group, Inc. (b)	27,536	226,071
Universal Health Realty Income Trust	1,904	223,453
Urban Edge Properties	17,088	327,748
Urstadt Biddle Properties, Inc. Class A	4,339	107,781
Washington Prime Group, Inc. (b)	27,487	100,053
Washington Real Estate Investment Trust	11,894	347,067
Western Asset Mortgage Capital Corp.	7,650	79,024
Whitestone REIT (b)	5,636	76,762
Xenia Hotels & Resorts, Inc.	16,789	362,810
		25,777,330
Savings & Loans — 1.4%
Axos Financial, Inc. (a)	8,587	260,014
Banc of California, Inc.	6,667	114,539
BankFinancial Corp.	2,121	27,743
Berkshire Hills Bancorp, Inc.	6,659	218,948
Brookline Bancorp, Inc.	11,556	190,212
Capitol Federal Financial, Inc.	19,602	269,135
Community Bankers Trust Corp.	3,181	28,247
Dime Community Bancshares, Inc.	4,654	97,222
Entegra Financial Corp. (a)	964	29,074
ESSA Bancorp, Inc.	1,369	23,205
First Capital, Inc. (b)	458	33,434
First Defiance Financial Corp.	2,884	90,817
First Financial Northwest, Inc.	1,180	17,629
Flushing Financial Corp.	3,938	85,081
FS Bancorp, Inc.	607	38,721
Greene County Bancorp, Inc.	471	13,560
Hingham Institution for Savings	200	42,040
Home Bancorp Inc.	1,088	42,639
HomeTrust Bancshares, Inc.	2,325	62,380
Investors Bancorp, Inc.	33,612	400,487
Malvern Bancorp, Inc. (a)	1,109	25,607
Meridian Bancorp, Inc.	7,158	143,804
MutualFirst Financial, Inc.	878	34,830
Northfield Bancorp, Inc.	6,452	109,426
Northwest Bancshares, Inc.	14,925	248,203
OceanFirst Financial Corp.	8,083	206,440
Pacific Premier Bancorp, Inc.	8,587	279,979
Provident Financial Holdings, Inc.	886	19,403
Provident Financial Services, Inc.	9,067	223,502
Prudential Bancorp, Inc.	1,255	23,255
Riverview Bancorp, Inc.	3,191	26,198
Southern Missouri Bancorp, Inc.	1,163	44,613
Territorial Bancorp, Inc.	1,128	34,900
Timberland Bancorp, Inc.	1,060	31,524
United Community Financial Corp.	6,930	80,804
Washington Federal, Inc.	11,707	429,062
Waterstone Financial, Inc.	3,507	66,738
WSFS Financial Corp.	7,574	333,180
		4,446,595
		79,105,438
Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	4,516	96,552
Industrial — 14.6%
Aerospace & Defense — 1.1%
AAR Corp.	4,946	223,065
Aerojet Rocketdyne Holdings, Inc. (a)	10,802	493,219
Aerovironment, Inc. (a)	3,142	193,987
Astronics Corp. (a)	3,370	94,192
Barnes Group, Inc.	6,976	432,233
Coda Octopus Group, Inc. (a) (b)	704	5,893
Ducommun, Inc. (a)	1,611	81,404

The accompanying notes are an integral part of the portfolio of investments.

116

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kaman Corp.	4,107	$270,733
Kratos Defense & Security Solutions, Inc. (a)	13,398	241,298
Mercury Systems, Inc. (a)	8,018	554,124
Moog, Inc. Class A	4,759	406,085
National Presto Industries, Inc. (b)	721	63,729
Park Aerospace Corp.	2,760	44,905
Triumph Group, Inc.	7,277	183,890
		3,288,757
Building Materials — 1.8%
AAON, Inc.	6,088	300,808
American Woodmark Corp. (a)	2,500	261,275
Apogee Enterprises, Inc.	3,913	127,173
Armstrong Flooring, Inc. (a)	2,586	11,042
Boise Cascade Co.	5,731	209,354
Builders FirstSource, Inc. (a)	16,869	428,641
Caesarstone Ltd. (b)	3,250	48,978
Continental Building Products, Inc. (a)	5,134	187,032
Cornerstone Building Brands, Inc. (a)	6,664	56,711
Forterra, Inc. (a)	2,647	30,599
Gibraltar Industries, Inc. (a)	4,781	241,154
Griffon Corp.	5,369	109,152
JELD-WEN Holding, Inc. (a)	9,969	233,374
Louisiana-Pacific Corp.	17,471	518,365
Masonite International Corp. (a)	3,654	263,855
Patrick Industries, Inc.	3,359	176,112
PGT Innovations, Inc. (a)	8,374	124,856
Select Interior Concepts, Inc. Class A (a)	3,068	27,581
Simpson Manufacturing Co., Inc.	6,626	531,604
Summit Materials, Inc. Class A (a)	16,649	397,911
Trex Co., Inc. (a)	8,690	781,057
Universal Forest Products, Inc.	8,809	420,189
US Concrete, Inc. (a) (b)	2,329	97,026
		5,583,849
Electrical Components & Equipment — 0.9%
American Superconductor Corp. (a) (b)	3,194	25,073
Belden, Inc.	5,787	318,285
Encore Wire Corp.	3,022	173,463
Energous Corp. (a) (b)	4,231	7,489
EnerSys	6,312	472,327
Generac Holdings, Inc. (a)	9,042	909,535
Graham Corp.	1,428	31,244
Insteel Industries, Inc.	2,732	58,710
nLight, Inc. (a) (b)	4,885	99,068
Novanta, Inc. (a)	4,980	440,431
Powell Industries, Inc.	1,321	64,716
Vicor Corp. (a) (b)	2,664	124,462
		2,724,803
Electronics — 2.3%
Advanced Energy Industries, Inc. (a)	5,640	401,568
Akoustis Technologies, Inc. (a) (b)	3,924	31,392
Alarm.com Holdings, Inc. (a)	5,461	234,659
Allied Motion Technologies, Inc.	1,034	50,149
Applied Optoelectronics, Inc. (a) (b)	2,800	33,264
Atkore International Group, Inc. (a)	6,945	280,995
Badger Meter, Inc.	4,248	275,823
Bel Fuse, Inc. Class B	1,473	30,197
Benchmark Electronics, Inc.	5,504	189,117
Brady Corp. Class A	7,075	405,115
Comtech Telecommunications Corp.	3,544	125,777
Digimarc Corp. (a) (b)	1,736	58,260
FARO Technologies, Inc. (a)	2,541	127,939
Fitbit, Inc. Class A (a)	33,221	218,262
Fluidigm Corp. (a)	10,280	35,774
GoPro, Inc. Class A (a) (b)	18,619	80,807
II-VI, Inc. (a) (b)	13,224	445,252
IntriCon Corp. (a)	1,248	22,464
Itron, Inc. (a)	5,072	425,794
Kimball Electronics, Inc. (a)	3,630	63,707
Knowles Corp. (a)	12,055	254,963
Mesa Laboratories, Inc.	591	147,395
Napco Security Technologies, Inc. (a)	1,671	49,111
NVE Corp.	712	50,837
OSI Systems, Inc. (a)	2,491	250,943
Plexus Corp. (a)	4,284	329,611
Sanmina Corp. (a)	10,133	346,954
SMART Global Holdings, Inc. (a)	2,039	77,360
Stoneridge, Inc. (a)	3,915	114,788
Tech Data Corp. (a)	5,249	753,756
Transcat, Inc. (a)	1,036	33,007
TTM Technologies, Inc. (a)	14,612	219,911
Vishay Intertechnology, Inc.	19,636	418,050
Vishay Precision Group, Inc. (a)	1,558	52,972
Watts Water Technologies, Inc. Class A	4,096	408,617
Wrap Technologies, Inc. (a) (b)	1,155	7,380
ZAGG, Inc. (a) (b)	4,329	35,108
		7,087,078
Engineering & Construction — 1.6%
Aegion Corp. (a)	4,550	101,783
Arcosa, Inc.	7,202	320,849
Comfort Systems USA, Inc.	5,391	268,741
Concrete Pumping Holdings, Inc. (a)	2,364	12,931
Construction Partners, Inc. Class A (a) (b)	2,600	43,862
Dycom Industries, Inc. (a)	4,513	212,788
EMCOR Group, Inc.	8,255	712,406
Exponent, Inc.	7,656	528,341
Granite Construction, Inc. (b)	6,885	190,508
Great Lakes Dredge & Dock Corp. (a)	9,005	102,027

The accompanying notes are an integral part of the portfolio of investments.

117

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IES Holdings, Inc. (a)	1,207	$30,972
Iteris, Inc. (a)	5,927	29,576
KBR, Inc.	20,932	638,426
MasTec, Inc. (a)	8,874	569,356
Mistras Group, Inc. (a)	2,641	37,687
MYR Group, Inc. (a)	2,432	79,259
NV5 Global, Inc. (a) (b)	1,536	77,491
Primoris Services Corp.	6,551	145,694
Sterling Construction Co., Inc. (a)	3,785	53,293
TopBuild Corp. (a)	4,947	509,937
Tutor Perini Corp. (a)	5,911	76,015
VSE Corp.	1,295	49,262
Willscot Corp. (a)	7,624	140,968
		4,932,172
Environmental Controls — 0.7%
Advanced Disposal Services, Inc. (a)	10,738	352,958
AquaVenture Holdings Ltd. (a)	2,068	56,084
Casella Waste Systems, Inc. Class A (a)	6,772	311,715
CECO Environmental Corp. (a)	4,455	34,125
Charah Solutions, Inc. (a)	1,503	3,667
Covanta Holding Corp.	17,525	260,071
Energy Recovery, Inc. (a) (b)	5,519	54,031
Evoqua Water Technologies Corp. (a)	11,047	209,341
Heritage-Crystal Clean, Inc. (a)	2,261	70,928
Pure Cycle Corp. (a)	2,550	32,105
Tetra Tech, Inc.	8,067	695,053
US Ecology, Inc.	3,539	204,943
		2,285,021
Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	6,844	392,298
Kennametal, Inc.	12,153	448,324
Luxfer Holdings PLC	4,051	74,984
MSA Safety, Inc.	5,218	659,347
		1,574,953
Machinery – Construction & Mining — 0.3%
Argan, Inc.	2,166	86,943
Astec Industries, Inc.	3,272	137,424
Bloom Energy Corp. Class A (a) (b)	8,199	61,247
Hyster-Yale Materials Handling, Inc.	1,501	88,499
The Manitowoc Co., Inc. (a)	5,140	89,950
SPX Corp. (a)	6,479	329,651
Terex Corp.	9,390	279,634
		1,073,348
Machinery – Diversified — 1.3%
Alamo Group, Inc.	1,448	181,796
Albany International Corp. Class A	4,541	344,753
Altra Industrial Motion Corp.	9,517	344,611
Applied Industrial Technologies, Inc.	5,682	378,933
Briggs & Stratton Corp. (b)	6,161	41,032
Cactus, Inc. Class A	6,979	239,519
Chart Industries, Inc. (a)	5,337	360,194
Columbus McKinnon Corp.	3,437	137,583
CSW Industrials, Inc.	2,198	169,246
DXP Enterprises, Inc. (a)	2,443	97,256
Gencor Industries, Inc. (a)	1,308	15,264
The Gorman-Rupp Co.	2,572	96,450
Hurco Cos., Inc.	911	34,946
Ichor Holdings Ltd. (a)	3,286	109,325
Kadant, Inc.	1,623	170,967
Lindsay Corp. (b)	1,583	151,952
Mueller Water Products, Inc. Class A	23,062	276,283
NN, Inc.	6,225	57,581
SPX FLOW, Inc. (a)	6,193	302,652
Tennant Co.	2,655	206,878
Twin Disc, Inc. (a)	1,551	17,092
Welbilt, Inc. (a)	19,084	297,901
		4,032,214
Metal Fabricate & Hardware — 1.0%
Advanced Drainage Systems, Inc.	6,413	249,081
AZZ, Inc.	3,837	176,310
CIRCOR International, Inc. (a)	2,882	133,264
The Eastern Co.	764	23,325
Helios Technologies, Inc.	4,320	199,714
Lawson Products, Inc. (a)	635	33,084
LB Foster Co. Class A (a)	1,499	29,051
Mayville Engineering Co., Inc. (a)	958	8,986
Mueller Industries, Inc.	8,244	261,747
Northwest Pipe Co. (a)	1,377	45,868
Olympic Steel, Inc.	1,394	24,980
Omega Flex, Inc.	435	46,671
Park-Ohio Holdings Corp.	1,243	41,827
RBC Bearings, Inc. (a)	3,586	567,807
Rexnord Corp. (a)	15,712	512,525
Ryerson Holding Corp. (a)	2,418	28,605
Synalloy Corp.	1,197	15,453
TimkenSteel Corp. (a)	5,940	46,688
Tredegar Corp.	3,797	84,863
TriMas Corp. (a)	6,656	209,065
Worthington Industries, Inc.	5,743	242,240
		2,981,154
Miscellaneous – Manufacturing — 1.5%
Actuant Corp. Class A	8,147	212,066
American Outdoor Brands Corp. (a)	8,021	74,435
Axon Enterprise, Inc. (a) (b)	8,623	631,893
Chase Corp.	1,079	127,840
EnPro Industries, Inc.	3,054	204,252
ESCO Technologies, Inc.	3,790	350,575
Fabrinet (a)	5,402	350,266
Federal Signal Corp.	8,782	283,219
Haynes International, Inc.	1,842	65,907
Hillenbrand, Inc.	10,833	360,847
John Bean Technologies Corp.	4,611	519,475

The accompanying notes are an integral part of the portfolio of investments.

118

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LSB Industries, Inc. (a) (b)	3,299	$13,856
Lydall, Inc. (a)	2,537	52,059
Materion Corp.	3,015	179,242
Myers Industries, Inc.	5,209	86,886
NL Industries, Inc. (a)	1,160	4,536
Proto Labs, Inc. (a)	3,991	405,286
Raven Industries, Inc.	5,348	184,292
Standex International Corp.	1,816	144,100
Sturm, Ruger & Co., Inc.	2,463	115,835
Trinseo SA	5,805	216,004
		4,582,871
Packaging & Containers — 0.1%
Greif, Inc. Class A	3,829	169,242
Greif, Inc. Class B	877	45,402
Matthews International Corp. Class A	4,521	172,566
UFP Technologies, Inc. (a)	977	48,469
		435,679
Transportation — 1.3%
Air Transport Services Group, Inc. (a)	8,627	202,389
ArcBest Corp.	3,762	103,831
Ardmore Shipping Corp. (a)	4,958	44,870
Atlas Air Worldwide Holdings, Inc. (a)	3,485	96,082
Costamare, Inc.	7,654	72,943
Covenant Transportation Group, Inc. Class A (a)	1,833	23,692
CryoPort, Inc. (a) (b)	4,664	76,769
Daseke, Inc. (a) (b)	6,948	21,956
DHT Holdings, Inc.	13,419	111,109
Diamond S Shipping, Inc. (a)	3,330	55,744
Dorian LPG Ltd. (a)	4,103	63,514
Eagle Bulk Shipping, Inc. (a)	6,534	30,056
Echo Global Logistics, Inc. (a)	3,897	80,668
Forward Air Corp.	4,152	290,432
GasLog Ltd.	5,882	57,585
Genco Shipping & Trading Ltd.	2,299	24,415
Golar LNG Ltd.	14,045	199,720
Heartland Express, Inc.	6,769	142,488
Hub Group, Inc. Class A (a)	4,748	243,525
International Seaways, Inc. (a)	3,768	112,136
Marten Transport Ltd.	5,784	124,298
Matson, Inc.	6,240	254,592
Nordic American Tankers Ltd.	20,731	101,997
Overseas Shipholding Group, Inc. Class A (a)	9,816	22,577
PAM Transportation Services, Inc. (a)	295	17,024
Radiant Logistics, Inc. (a)	5,892	32,818
Roadrunner Transportation Systems, Inc. (a) (b)	541	4,983
Safe Bulkers, Inc. (a)	7,470	12,699
Saia, Inc. (a)	3,843	357,860
Scorpio Bulkers, Inc.	7,984	50,858
Scorpio Tankers, Inc.	6,527	256,772
SEACOR Holdings, Inc. (a)	2,600	112,190
SFL Corp. Ltd.	12,088	175,760
Teekay Corp.	10,200	54,264
Teekay Tankers Ltd. (a)	3,559	85,309
Tidewater, Inc. (a) (b)	5,804	111,901
Universal Logistics Holdings, Inc.	1,224	23,207
US Xpress Enterprises, Inc. Class A (a) (b)	3,053	15,357
Werner Enterprises, Inc.	6,719	244,504
YRC Worldwide, Inc. (a) (b)	4,881	12,447
		4,125,341
Trucking & Leasing — 0.2%
GATX Corp. (b)	5,176	428,832
General Finance Corp. (a)	1,661	18,387
The Greenbrier Cos., Inc.	4,777	154,918
Willis Lease Finance Corp. (a)	437	25,744
		627,881
		45,335,121
Technology — 9.6%
Computers — 2.4%
3D Systems Corp. (a)	17,119	149,791
Agilysys, Inc. (a)	3,065	77,882
Conduent, Inc. (a)	25,820	160,084
Cubic Corp.	4,595	292,104
Diebold Nixdorf, Inc. (a) (b)	11,322	119,560
Exlservice Holdings, Inc. (a)	4,973	345,425
ForeScout Technologies, Inc. (a) (b)	6,253	205,098
Insight Enterprises, Inc. (a)	5,158	362,556
Inspired Entertainment, Inc. (a)	1,342	9,059
Lumentum Holdings, Inc. (a)	11,431	906,478
MAXIMUS, Inc.	9,401	699,340
Mitek Systems, Inc. (a)	5,511	42,159
MTS Systems Corp.	2,653	127,424
NetScout Systems, Inc. (a)	10,562	254,227
Onespan, Inc. (a) (b)	4,908	84,025
PAR Technology Corp. (a) (b)	1,714	52,688
Parsons Corp. (a)	2,847	117,524
Perspecta, Inc.	20,656	546,145
Ping Identity Holding Corp. (a)	2,023	49,159
PlayAGS, Inc. (a)	3,860	46,822
Qualys, Inc. (a)	4,960	413,515
Rapid7, Inc. (a)	7,278	407,714
Rimini Street, Inc. (a)	2,990	11,601
Science Applications International Corp.	8,551	744,108
SecureWorks Corp. Class A (a) (b)	1,168	19,459
Startek, Inc. (a)	2,468	19,695
Stratasys Ltd. (a)	7,594	153,589
Sykes Enterprises, Inc. (a)	5,684	210,251
Tenable Holdings, Inc. (a)	5,597	134,104
TTEC Holdings, Inc.	2,110	83,598
Unisys Corp. (a)	7,505	89,009

The accompanying notes are an integral part of the portfolio of investments.

119

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Varonis Systems, Inc. (a) (b)	4,386	$340,836
Virtusa Corp. (a)	4,251	192,698
Vocera Communications, Inc. (a)	4,675	97,053
		7,564,780
Office & Business Equipment — 0.1%
AstroNova, Inc.	1,042	14,296
Pitney Bowes, Inc. (b)	25,363	102,213
		116,509
Semiconductors — 2.6%
Adesto Technologies Corp. (a) (b)	4,066	34,561
Alpha & Omega Semiconductor Ltd. (a)	2,980	40,588
Ambarella, Inc. (a)	4,641	281,059
Amkor Technology, Inc. (a)	14,465	188,045
AVX Corp.	6,931	141,878
Axcelis Technologies, Inc. (a)	4,800	115,656
AXT, Inc. (a)	5,730	24,925
Brooks Automation, Inc.	10,501	440,622
Cabot Microelectronics Corp.	4,287	618,700
CEVA, Inc. (a)	3,173	85,544
Cirrus Logic, Inc. (a)	8,612	709,715
Cohu, Inc.	5,993	136,940
CTS Corp.	4,790	143,748
Diodes, Inc. (a)	6,082	342,842
DSP Group, Inc. (a)	3,176	49,990
FormFactor, Inc. (a)	11,140	289,306
GSI Technology, Inc. (a)	2,321	16,456
Impinj, Inc. (a) (b)	2,479	64,107
Inphi Corp. (a)	6,648	492,085
KEMET Corp.	8,411	227,518
Lattice Semiconductor Corp. (a)	18,647	356,904
MACOM Technology Solutions Holdings, Inc. (a)	6,738	179,231
MaxLinear, Inc. (a)	9,757	207,044
Onto Innovation, Inc. (a)	7,110	259,799
Photronics, Inc. (a)	9,640	151,926
Power Integrations, Inc.	4,198	415,224
Rambus, Inc. (a)	16,384	225,690
Semtech Corp. (a)	9,752	515,881
Silicon Laboratories, Inc. (a)	6,353	736,821
Synaptics, Inc. (a)	4,976	327,271
Ultra Clean Holdings, Inc. (a)	5,837	136,994
Veeco Instruments, Inc. (a)	7,188	105,556
Xperi Corp.	7,227	133,699
		8,196,325
Software — 4.5%
ACI Worldwide, Inc. (a)	17,017	644,689
Allscripts Healthcare Solutions, Inc. (a)	23,898	234,559
Altair Engineering, Inc. Class A (a) (b)	5,908	212,156
American Software, Inc. Class A	4,178	62,169
Appfolio, Inc. Class A (a) (b)	2,335	256,733
Appian Corp. (a) (b)	5,033	192,311
Avaya Holdings Corp. (a) (b)	16,370	220,995
Avid Technology, Inc. (a) (b)	4,209	36,113
Bandwidth, Inc. Class A (a)	2,373	151,991
Benefitfocus, Inc. (a) (b)	4,373	95,944
Blackbaud, Inc.	7,217	574,473
Blackline, Inc. (a)	6,383	329,107
Bottomline Technologies de, Inc. (a)	6,394	342,718
Box, Inc. Class A (a)	21,220	356,072
Brightcove, Inc. (a)	5,705	49,576
Castlight Health, Inc. Class B (a)	15,295	20,342
Cision Ltd. (a)	13,554	135,133
Cloudera, Inc. (a) (b)	35,585	413,854
CommVault Systems, Inc. (a)	6,039	269,581
Computer Programs & Systems, Inc.	1,847	48,761
Cornerstone OnDemand, Inc. (a)	8,421	493,050
CSG Systems International, Inc.	4,840	250,615
Daily Journal Corp. (a) (b)	166	48,210
Digi International, Inc. (a)	4,167	73,839
Digital Turbine, Inc. (a)	11,650	83,064
Domo, Inc. Class B (a)	2,613	56,754
Donnelley Financial Solutions, Inc. (a)	4,619	48,361
Ebix, Inc. (b)	3,402	113,661
eGain Corp. (a)	3,098	24,536
Envestnet, Inc. (a)	7,126	496,183
Everbridge, Inc. (a)	4,920	384,154
Evolent Health, Inc. Class A (a) (b)	10,971	99,288
Exela Technologies, Inc. (a)	7,133	2,908
Five9, Inc. (a)	8,839	579,662
Glu Mobile, Inc. (a)	16,893	102,203
Health Catalyst, Inc. (a)	1,204	41,779
Ideanomics, Inc. (a) (b)	7,768	6,647
Immersion Corp. (a)	4,620	34,327
InnerWorkings, Inc. (a)	6,617	36,460
Inovalon Holdings, Inc. Class A (a)	10,753	202,371
Instructure, Inc. (a)	5,101	245,919
Intelligent Systems Corp. (a)	1,022	40,819
j2 Global, Inc.	6,889	645,568
LivePerson, Inc. (a) (b)	9,175	339,475
Majesco (a)	1,144	9,438
ManTech International Corp. Class A	3,979	317,842
MicroStrategy, Inc. Class A (a)	1,231	175,578
MobileIron, Inc. (a)	14,679	71,340
Model N, Inc. (a)	4,880	171,142
NextGen Healthcare, Inc. (a)	8,176	131,388
Omnicell, Inc. (a)	6,124	500,453
Pareteum Corp. (a) (b)	16,331	7,142
PDF Solutions, Inc. (a)	4,192	70,803
Phreesia, Inc. (a) (b)	1,518	40,440
Phunware, Inc. (a) (b)	4,729	5,627
Progress Software Corp.	6,593	273,939

The accompanying notes are an integral part of the portfolio of investments.

120

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PROS Holdings, Inc. (a)	4,877	$292,230
QAD, Inc. Class A	1,683	85,715
SailPoint Technologies Holding, Inc. (a)	12,690	299,484
Simulations Plus, Inc. (b)	1,728	50,233
SPS Commerce, Inc. (a)	5,190	287,630
SVMK, Inc. (a)	12,820	229,093
Synchronoss Technologies, Inc. (a)	5,766	27,388
Tabula Rasa HealthCare, Inc. (a) (b)	2,879	140,150
TiVo Corp.	18,472	156,643
Upland Software, Inc. (a) (b)	3,419	122,092
Verint Systems, Inc. (a)	9,810	543,082
Verra Mobility Corp. (a) (b)	18,828	263,404
Workiva, Inc. (a)	5,466	229,845
Yext, Inc. (a) (b)	13,957	201,260
Zuora, Inc. Class A (a)	13,059	187,135
		13,987,646
		29,865,260
Utilities — 3.5%
Electric — 1.9%
ALLETE, Inc.	7,662	621,924
Ameresco, Inc. Class A (a) (b)	3,266	57,155
Atlantic Power Corp. (a)	15,793	36,798
Avista Corp.	9,830	472,725
Black Hills Corp.	9,020	708,431
Clearway Energy, Inc. Class A	5,115	97,799
Clearway Energy, Inc. Class C	10,928	218,014
El Paso Electric Co.	6,015	408,358
Genie Energy Ltd. Class B	2,188	16,913
MGE Energy, Inc.	5,159	406,632
NorthWestern Corp.	7,489	536,737
Ormat Technologies, Inc.	5,872	437,581
Otter Tail Corp.	5,840	299,534
PNM Resources, Inc.	11,747	595,690
Portland General Electric Co.	13,261	739,831
Spark Energy, Inc. Class A (b)	1,677	15,479
Unitil Corp.	2,177	134,582
		5,804,183
Gas — 1.1%
Chesapeake Utilities Corp.	2,369	227,021
New Jersey Resources Corp.	13,119	584,714
Northwest Natural Holding Co.	4,491	331,122
ONE Gas, Inc.	7,719	722,267
RGC Resources, Inc.	1,081	30,895
South Jersey Industries, Inc. (b)	13,705	451,991
Southwest Gas Holdings, Inc.	8,023	609,507
Spire, Inc.	7,348	612,162
		3,569,679
Water — 0.5%
American States Water Co.	5,426	470,109
Artesian Resources Corp. Class A	1,199	44,615
California Water Service Group	7,121	367,159
Consolidated Water Co. Ltd.	2,075	33,822
Global Water Resources, Inc.	1,753	23,052
Middlesex Water Co.	2,407	153,013
PICO Holdings, Inc. (a)	2,783	30,947
SJW Group	3,905	277,489
The York Water Co.	1,913	88,208
		1,488,414
		10,862,276

TOTAL COMMON STOCK (Cost $273,128,432)		311,403,986

TOTAL EQUITIES (Cost $273,128,432)		311,403,986

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
GTx, Inc. CVR (a) (b) (c) (d)	111	-

TOTAL WARRANTS (Cost $227)		-

RIGHTS — 0.0%
Basic Materials — 0.0%
Chemicals — 0.0%
A. Schulman, Inc. CVR (c) (d)	3,820	1,998
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc. CVR (c) (d)	1,376	10,471
Pharmaceuticals — 0.0%
Omthera Pharmaceuticals Inc. CVR (c) (d)	428	-
		10,471

TOTAL RIGHTS (Cost $1,737)		12,469

MUTUAL FUNDS — 4.8%
Diversified Financial Services — 4.8%
State Street Navigator Securities Lending Prime Portfolio (e)	15,034,121	15,034,121

TOTAL MUTUAL FUNDS (Cost $15,034,121)		15,034,121

TOTAL LONG-TERM INVESTMENTS (Cost $288,164,517)		326,450,576

The accompanying notes are an integral part of the portfolio of investments.

121

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (f)	$1,404,086	$1,404,086
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 1/09/20 (g)	535,000	534,853

TOTAL SHORT-TERM INVESTMENTS (Cost $1,938,851)		1,938,939

TOTAL INVESTMENTS — 105.7% (Cost $290,103,368) (h)		328,389,515

Other Assets/(Liabilities) — (5.7)%		(17,600,986)

NET ASSETS — 100.0%		$310,788,529

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $40,374,112 or 12.99% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $26,430,827 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $12,469 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $1,404,148. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,434,540.
(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini index	3/20/20	27	$2,250,831	$4,479

The accompanying notes are an integral part of the portfolio of investments.

122

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.1%
Basic Materials — 2.6%
Chemicals — 2.2%
Air Products & Chemicals, Inc.	170,000	$39,948,300
FMC Corp.	462,835	46,200,190
RPM International, Inc.	712,000	54,653,120
The Sherwin-Williams Co.	72,016	42,024,216
Valvoline, Inc.	712,000	15,243,920
		198,069,746
Mining — 0.4%
Kirkland Lake Gold Ltd. (a)	760,000	33,493,200
		231,562,946
Communications — 3.0%
Internet — 2.3%
Chewy, Inc. Class A (a) (b)	104,000	3,016,000
IAC/InterActiveCorp (b)	510,181	127,091,189
Shopify, Inc. Class A (b)	5,000	1,987,900
Spotify Technology SA (b)	218,000	32,601,900
Twitter, Inc. (b)	1,435,231	45,999,153
		210,696,142
Telecommunications — 0.7%
Corning, Inc.	2,197,000	63,954,670
		274,650,812
Consumer, Cyclical — 15.9%
Airlines — 0.8%
Alaska Air Group, Inc.	288,000	19,512,000
JetBlue Airways Corp. (b)	1,182,503	22,136,456
United Airlines Holdings, Inc. (b)	382,000	33,650,380
		75,298,836
Apparel — 1.3%
Capri Holdings Ltd. (b)	599,031	22,853,033
Levi Strauss & Co. Class A (a)	475,000	9,162,750
Tapestry, Inc.	1,141,000	30,772,770
Under Armour, Inc. Class A (a) (b)	767,629	16,580,786
Under Armour, Inc. Class C (b)	570,000	10,932,600
VF Corp.	251,000	25,014,660
		115,316,599
Auto Parts & Equipment — 1.2%
Aptiv PLC	661,000	62,775,170
BorgWarner, Inc.	504,362	21,879,224
Visteon Corp. (b)	271,000	23,465,890
		108,120,284
Entertainment — 1.6%
Eldorado Resorts, Inc. (a) (b)	782,918	46,693,229
Live Nation Entertainment, Inc. (b)	562,597	40,208,808
Vail Resorts, Inc.	239,000	57,319,370
		144,221,407
Leisure Time — 1.1%
Norwegian Cruise Line Holdings Ltd. (b)	1,630,000	95,208,300
Lodging — 2.1%
Hilton Worldwide Holdings, Inc.	481,000	53,347,710
Marriott International, Inc. Class A	287,000	43,460,410
MGM Resorts International	2,776,000	92,357,520
		189,165,640
Retail — 7.8%
Advance Auto Parts, Inc.	98,777	15,820,124
Burlington Stores, Inc. (b)	472,017	107,634,037
CarMax, Inc. (b)	271,000	23,758,570
Carvana Co. (a) (b)	105,756	9,734,840
Casey’s General Stores, Inc.	366,000	58,190,340
Darden Restaurants, Inc.	165,000	17,986,650
Dollar General Corp.	1,021,191	159,285,372
Dollar Tree, Inc. (b)	625,000	58,781,250
Domino’s Pizza, Inc.	70,688	20,766,721
Dunkin’ Brands Group, Inc.	479,000	36,183,660
Floor & Decor Holdings, Inc. Class A (a) (b)	383,895	19,505,705
O’Reilly Automotive, Inc. (b)	199,818	87,572,237
Ross Stores, Inc.	214,936	25,022,849
Tiffany & Co.	189,000	25,259,850
Ulta Salon Cosmetics & Fragrance, Inc. (b)	87,000	22,023,180
Yum! Brands, Inc.	211,576	21,312,050
		708,837,435
		1,436,168,501
Consumer, Non-cyclical — 29.3%
Biotechnology — 3.3%
ACADIA Pharmaceuticals, Inc. (b)	142,000	6,074,760
Alnylam Pharmaceuticals, Inc. (b)	232,000	26,719,440
Argenx SE ADR (a) (b)	117,000	18,780,840
BioMarin Pharmaceutical, Inc. (b)	269,352	22,773,712
Exact Sciences Corp. (a) (b)	564,724	52,225,676
Illumina, Inc. (b)	29,938	9,931,632
Incyte Corp. (b)	655,485	57,236,950
Sage Therapeutics, Inc. (a) (b)	247,797	17,888,465
Seattle Genetics, Inc. (a) (b)	729,877	83,395,746
		295,027,221
Commercial Services — 10.6%
Booz Allen Hamilton Holding Corp.	259,912	18,487,541
Bright Horizons Family Solutions, Inc. (b)	91,713	13,783,547
Cintas Corp.	201,267	54,156,924
Clarivate Analytics PLC (a) (b)	1,675,000	28,140,000

The accompanying notes are an integral part of the portfolio of investments.

123

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CoreLogic, Inc. (b)	1,178,000	$51,490,380
CoStar Group, Inc. (b)	96,000	57,436,800
Equifax, Inc.	220,000	30,826,400
FleetCor Technologies, Inc. (b)	249,000	71,642,280
Gartner, Inc. (b)	192,000	29,587,200
Global Payments, Inc.	870,954	159,001,362
IHS Markit Ltd. (b)	1,519,229	114,473,905
MarketAxess Holdings, Inc.	71,000	26,916,810
Moody’s Corp.	162,197	38,507,190
Quanta Services, Inc.	602,950	24,546,095
ServiceMaster Global Holdings, Inc. (b)	753,000	29,110,980
Square, Inc. Class A (a) (b)	379,990	23,772,174
TransUnion	815,000	69,772,150
Verisk Analytics, Inc.	429,000	64,066,860
WeWork Companies, Inc., Class A (Acquired 5/26/15, Cost $240,273) (c) (d) (e)	16,955	238,726
WEX, Inc. (b)	274,618	57,521,486
		963,478,810
Foods — 0.9%
Conagra Brands, Inc.	730,000	24,995,200
Sprouts Farmers Market, Inc. (b)	1,157,000	22,387,950
TreeHouse Foods, Inc. (b)	674,000	32,689,000
		80,072,150
Health Care – Products — 9.9%
Alcon, Inc. (a) (b)	893,716	50,557,514
Align Technology, Inc. (b)	61,698	17,216,210
Avantor, Inc. (b)	2,192,000	39,784,800
Bruker Corp.	1,799,000	91,695,030
The Cooper Cos., Inc.	510,073	163,881,354
Edwards Lifesciences Corp. (b)	78,262	18,257,742
Hologic, Inc. (b)	2,584,000	134,910,640
ICU Medical, Inc. (b)	154,000	28,816,480
IDEXX Laboratories, Inc. (b)	131,793	34,415,106
Insulet Corp. (b)	101,231	17,330,747
ResMed, Inc.	144,372	22,373,329
Steris PLC	193,918	29,556,982
Teleflex, Inc.	567,417	213,598,455
West Pharmaceutical Services, Inc.	227,000	34,124,910
		896,519,299
Health Care – Services — 1.3%
Acadia Healthcare Co., Inc. (b)	1,003,000	33,319,660
Catalent, Inc. (b)	1,528,000	86,026,400
		119,346,060
Household Products & Wares — 0.5%
Avery Dennison Corp.	383,000	50,104,060
Pharmaceuticals — 2.8%
Alkermes PLC (b)	1,445,000	29,478,000
Ascendis Pharma A/S ADR (b)	80,000	11,129,600
DexCom, Inc. (b)	51,971	11,368,137
Elanco Animal Health, Inc. (b)	1,723,000	50,742,350
Neurocrine Biosciences, Inc. (b)	289,000	31,064,610
Perrigo Co. PLC	962,000	49,696,920
PRA Health Sciences, Inc. (b)	527,000	58,576,050
Sarepta Therapeutics, Inc. (a) (b)	94,000	12,129,760
		254,185,427
		2,658,733,027
Energy — 2.3%
Oil & Gas — 2.3%
Concho Resources, Inc.	1,197,115	104,831,361
Continental Resources, Inc.	680,000	23,324,000
Noble Energy, Inc.	1,087,641	27,017,002
Pioneer Natural Resources Co.	269,000	40,718,530
Venture Global LNG, Inc. Series B (Acquired 3/08/18, Cost $652,320) (b) (c) (d) (e)	216	1,123,200
Venture Global LNG, Inc. Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (b) (c) (d) (e)	1,328	6,905,600
		203,919,693
Financial — 9.1%
Banks — 1.2%
Fifth Third Bancorp	953,000	29,295,220
Texas Capital Bancshares, Inc. (b)	248,329	14,097,637
Webster Financial Corp.	1,124,661	60,011,911
		103,404,768
Diversified Financial Services — 2.4%
Cboe Global Markets, Inc.	477,000	57,240,000
E*TRADE Financial Corp.	869,000	39,426,530
LPL Financial Holdings, Inc.	184,927	17,059,516
Nasdaq, Inc.	276,185	29,579,413
SLM Corp.	1,485,000	13,231,350
TD Ameritrade Holding Corp.	717,000	35,634,900
Tradeweb Markets, Inc. Class A	548,000	25,399,800
		217,571,509
Insurance — 3.9%
Aon PLC	396,860	82,661,970
Assurant, Inc.	383,000	50,203,640
Axis Capital Holdings Ltd.	669,000	39,765,360
Fidelity National Financial, Inc.	1,537,000	69,702,950
The Progressive Corp.	236,000	17,084,040
Willis Towers Watson PLC	479,000	96,729,260
		356,147,220
Private Equity — 0.9%
KKR & Co., Inc. Class A	2,899,077	84,566,076
Real Estate Investment Trusts (REITS) — 0.7%
Brixmor Property Group, Inc.	772,412	16,691,823
SBA Communications Corp.	184,608	44,488,682
		61,180,505
		822,870,078

The accompanying notes are an integral part of the portfolio of investments.

124

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 19.3%
Aerospace & Defense — 1.5%
L3 Harris Technologies, Inc.	685,934	$135,725,761
Building Materials — 1.0%
Martin Marietta Materials, Inc.	76,000	21,252,640
Masco Corp.	264,387	12,687,932
Owens Corning	252,412	16,437,070
Vulcan Materials Co.	246,870	35,546,811
		85,924,453
Electronics — 5.2%
Agilent Technologies, Inc.	1,387,798	118,393,048
Allegion PLC	132,000	16,439,280
Amphenol Corp. Class A	314,631	34,052,513
FLIR Systems, Inc.	437,000	22,754,590
Fortive Corp.	865,000	66,077,350
Keysight Technologies, Inc. (b)	803,000	82,411,890
National Instruments Corp.	1,012,000	42,848,080
Sensata Technologies Holding PLC (b)	1,633,000	87,969,710
		470,946,461
Engineering & Construction — 0.7%
Jacobs Engineering Group, Inc.	265,234	23,825,970
KBR, Inc.	1,402,036	42,762,098
		66,588,068
Environmental Controls — 1.2%
Stericycle, Inc. (a) (b)	408,992	26,097,779
Waste Connections, Inc.	864,473	78,485,504
		104,583,283
Hand & Machine Tools — 0.6%
Colfax Corp. (b)	1,574,000	57,262,120
Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc. (a)	1,068,976	66,362,030
Machinery – Diversified — 3.9%
Cognex Corp.	262,000	14,682,480
Gardner Denver Holdings, Inc. (a) (b)	2,348,000	86,124,640
IDEX Corp.	480,000	82,560,000
Rockwell Automation, Inc.	149,608	30,321,053
Roper Technologies, Inc.	225,838	79,998,595
Xylem, Inc.	722,000	56,886,380
		350,573,148
Miscellaneous – Manufacturing — 1.0%
Textron, Inc.	2,108,000	94,016,800
Packaging & Containers — 2.3%
Ball Corp.	2,537,804	164,119,785
Sealed Air Corp.	1,046,000	41,662,180
		205,781,965
Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	524,000	61,192,720
Kirby Corp. (b)	255,919	22,912,428
Knight-Swift Transportation Holdings, Inc.	802,679	28,768,015
		112,873,163
		1,750,637,252
Technology — 14.1%
Computers — 0.8%
Genpact Ltd.	849,474	35,822,319
Leidos Holdings, Inc.	407,214	39,862,178
		75,684,497
Semiconductors — 6.6%
Advanced Micro Devices, Inc. (b)	893,582	40,979,670
Entegris, Inc.	598,000	29,953,820
KLA Corp.	90,817	16,180,865
Lam Research Corp.	212,818	62,227,983
Marvell Technology Group Ltd. (a)	3,535,532	93,903,730
Maxim Integrated Products, Inc.	765,000	47,055,150
Microchip Technology, Inc. (a)	1,596,551	167,190,821
Monolithic Power Systems, Inc.	111,439	19,838,371
Skyworks Solutions, Inc.	477,000	57,659,760
Xilinx, Inc.	621,000	60,715,170
		595,705,340
Software — 6.7%
Atlassian Corp. PLC Class A (b)	345,000	41,517,300
Autodesk, Inc. (b)	102,092	18,729,798
Black Knight, Inc. (a) (b)	529,000	34,109,920
Ceridian HCM Holding, Inc. (a) (b)	765,000	51,928,200
DocuSign, Inc. (b)	717,000	53,136,871
Electronic Arts, Inc. (b)	232,031	24,945,653
Fidelity National Information Services, Inc.	380,000	52,854,200
Fiserv, Inc. (b)	708,000	81,866,040
Guidewire Software, Inc. (a) (b)	124,671	13,685,136
Medallia, Inc. (a) (b)	525,184	16,338,474
Slack Technologies, Inc. Class A (a) (b)	614,000	13,802,721
Splunk, Inc. (b)	545,516	81,701,932
SS&C Technologies Holdings, Inc	825,362	50,677,226
Veeva Systems, Inc. Class A (b)	153,000	21,520,980
Workday, Inc. Class A (b)	305,000	50,157,250
Zoom Video Communications, Inc. Class A (a) (b)	48,000	3,265,919
		610,237,620
		1,281,627,457

The accompanying notes are an integral part of the portfolio of investments.

125

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.5%
Electric — 1.2%
Eversource Energy	480,000	$40,833,600
Sempra Energy	480,000	72,710,400
		113,544,000
Gas — 0.3%
Atmos Energy Corp.	215,000	24,049,900
		137,593,900

TOTAL COMMON STOCK (Cost $6,870,539,709)		8,797,763,666

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Roofoods, Ltd., Series F (Acquired 9/12/17, Cost $5,955,543) (b) (c) (d) (e)	16,844	6,546,421
Roofoods, Ltd., Series G (Acquired 9/12/17, Cost $5,955,543) (b) (c) (d) (e)	630	263,278
		6,809,699
Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $11,560,694) (b) (c) (d) (e)	1,076,014	11,560,694
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
WeWork Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $1,394,302) (b) (c) (d) (e)	83,736	1,179,003
WeWork Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $1,095,513) (b) (c) (d) (e)	65,792	926,351
		2,105,354

TOTAL PREFERRED STOCK (Cost $20,269,329)		20,475,747

TOTAL EQUITIES (Cost $6,890,809,038)		8,818,239,413

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Prime Portfolio (f)	75,899,317	75,899,317

TOTAL MUTUAL FUNDS (Cost $75,899,317)		75,899,317

TOTAL LONG-TERM INVESTMENTS (Cost $6,966,708,355)		8,894,138,730

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Mutual Fund — 1.7%
T. Rowe Price Treasury Reserve Fund	$153,084,508	153,084,508
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (g)	169,281,174	169,281,174

TOTAL SHORT-TERM INVESTMENTS (Cost $322,365,682)		322,365,682

TOTAL INVESTMENTS — 101.7% (Cost $7,289,074,037) (h)		9,216,504,412

Other Assets/(Liabilities) — (1.7)%		(151,383,197)

NET ASSETS — 100.0%		$9,065,121,215

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $384,969,787 or 4.25% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $316,266,326 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $28,743,273 or 0.32% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2019, these securities amounted to a value of $28,743,273 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $169,288,698. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $172,674,383.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

126

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.8%
Basic Materials — 1.8%
Chemicals — 1.0%
Huntsman Corp.	21,551	$520,671
Ingevity Corp. (a)	23,307	2,036,566
Innospec, Inc.	5,307	548,956
Methanex Corp. (b)	33,877	1,308,669
Orion Engineered Carbons SA	70,028	1,351,540
		5,766,402
Iron & Steel — 0.8%
Carpenter Technology Corp.	84,518	4,207,306
		9,973,708
Communications — 5.3%
Advertising — 0.8%
The Trade Desk, Inc. Class A (a) (b)	16,405	4,261,691
Internet — 3.2%
Anaplan, Inc. (a)	49,455	2,591,442
Cardlytics, Inc. (a) (b)	19,080	1,199,369
DraftKings, Inc. (Acquired 8/22/17, Cost $1,072,661) (a) (c) (d)	281,739	964,111
Mimecast Ltd. (a)	85,715	3,718,316
Q2 Holdings, Inc. (a) (b)	32,859	2,664,208
RingCentral, Inc. Class A (a) (b)	23,962	4,041,670
Roku, Inc. (a) (b)	19,942	2,670,234
Veracode, Inc. (Escrow Shares) (Acquired 8/26/14, Cost $57,059) (a) (c) (d) (e)	30,294	16,480
		17,865,830
Media — 0.9%
Cable One, Inc.	2,282	3,396,689
The New York Times Co. Class A (b)	50,388	1,620,982
		5,017,671
Telecommunications — 0.4%
Ciena Corp. (a)	51,389	2,193,796
		29,338,988
Consumer, Cyclical — 13.4%
Apparel — 1.3%
Carter’s, Inc. (b)	20,657	2,258,636
Deckers Outdoor Corp. (a)	11,356	1,917,574
Skechers U.S.A., Inc. Class A (a)	36,453	1,574,405
Under Armour, Inc. Class C (a)	74,353	1,426,091
		7,176,706
Auto Parts & Equipment — 0.1%
Visteon Corp. (a) (b)	10,286	890,665
Distribution & Wholesale — 0.8%
Pool Corp.	20,974	4,454,458
Entertainment — 1.1%
Churchill Downs, Inc. (b)	8,528	1,170,042
Cinemark Holdings, Inc. (b)	61,582	2,084,551
Marriott Vacations Worldwide Corp.	24,706	3,181,144
		6,435,737
Home Builders — 1.2%
Cavco Industries, Inc. (a)	8,752	1,709,966
Skyline Champion Corp. (a)	151,387	4,798,968
		6,508,934
Leisure Time — 2.9%
Acushnet Holdings Corp.	108,874	3,538,405
BRP, Inc.	55,247	2,516,971
Lindblad Expeditions Holdings, Inc. (a)	88,116	1,440,696
Peloton Interactive, Inc. Class A (a) (b)	40,949	1,162,952
Planet Fitness, Inc. Class A (a)	78,078	5,830,865
YETI Holdings, Inc. (a) (b)	49,109	1,708,011
		16,197,900
Lodging — 0.4%
Choice Hotels International, Inc. (b)	20,986	2,170,582
Retail — 5.6%
BMC Stock Holdings, Inc. (a)	59,626	1,710,670
Boot Barn Holdings, Inc. (a)	84,436	3,759,935
The Cheesecake Factory, Inc. (b)	82,059	3,188,813
The Children’s Place, Inc. (b)	18,409	1,150,931
FirstCash, Inc.	20,157	1,625,259
Five Below, Inc. (a)	13,562	1,734,037
Floor & Decor Holdings, Inc. Class A (a) (b)	37,129	1,886,524
Freshpet, Inc. (a)	54,791	3,237,600
La-Z-Boy, Inc.	55,438	1,745,188
Lithia Motors, Inc. Class A	5,021	738,087
Nu Skin Enterprises, Inc. Class A	40,520	1,660,510
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	27,848	1,818,753
Rush Enterprises, Inc. Class A	68,563	3,188,179
Sonic Automotive, Inc. Class A	15,359	476,129
Wingstop, Inc.	37,582	3,240,696
		31,161,311
		74,996,293
Consumer, Non-cyclical — 27.5%
Biotechnology — 3.9%
10X Genomics, Inc. Class A (a)	7,114	542,442
ACADIA Pharmaceuticals, Inc. (a) (b)	18,329	784,115
Acceleron Pharma, Inc. (a)	17,277	916,027
Amicus Therapeutics, Inc. (a) (b)	185,648	1,808,211
Apellis Pharmaceuticals, Inc. (a) (b)	31,466	963,489

The accompanying notes are an integral part of the portfolio of investments.

127

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arena Pharmaceuticals, Inc. (a)	29,785	$1,352,835
Blueprint Medicines Corp. (a)	27,473	2,200,862
CRISPR Therapeutics AG (a)	11,647	709,361
CytomX Therapeutics, Inc. (a)	25,770	214,149
Epizyme, Inc. (a) (b)	13,813	339,800
Forty Seven, Inc. (a) (b)	18,315	721,062
Iovance Biotherapeutics, Inc. (a)	64,720	1,791,450
Karyopharm Therapeutics, Inc. (a)	50,406	966,283
NeoGenomics, Inc. (a)	40,877	1,195,652
Orchard Therapeutics PLC (a)	57,186	786,307
PTC Therapeutics, Inc. (a) (b)	17,771	853,541
Sage Therapeutics, Inc. (a) (b)	9,716	701,398
Sangamo Therapeutics, Inc. (a) (b)	151,125	1,264,916
Theravance Biopharma, Inc. (a) (b)	12,600	326,214
Veracyte, Inc. (a) (b)	44,123	1,231,914
Y-mAbs Therapeutics, Inc. (a)	61,832	1,932,250
		21,602,278
Commercial Services — 5.8%
Avalara, Inc. (a)	22,314	1,634,500
Bright Horizons Family Solutions, Inc. (a)	22,622	3,399,860
The Brink’s Co.	21,979	1,993,056
Cardtronics PLC Class A (a)	49,296	2,201,066
Chegg, Inc. (a)	52,578	1,993,232
Euronet Worldwide, Inc. (a)	13,219	2,082,786
Grand Canyon Education, Inc. (a)	9,586	918,243
HealthEquity, Inc. (a) (b)	20,955	1,552,137
HMS Holdings Corp. (a)	96,778	2,864,629
Liveramp Holdings, Inc. (a)	40,707	1,956,785
Monro, Inc. (b)	16,200	1,266,840
Paylocity Holding Corp. (a) (b)	26,069	3,149,657
Strategic Education, Inc.	21,231	3,373,606
TriNet Group, Inc. (a)	69,062	3,909,600
		32,295,997
Foods — 2.3%
Grocery Outlet Holding Corp. (a) (b)	30,712	996,605
Nomad Foods Ltd. (a)	51,336	1,148,386
Performance Food Group Co. (a)	82,510	4,247,615
Sanderson Farms, Inc.	18,988	3,346,065
The Simply Good Foods Co. (a)	103,139	2,943,587
		12,682,258
Health Care – Products — 8.4%
Adaptive Biotechnologies Corp. (a)	7,678	229,726
Avanos Medical, Inc. (a)	27,658	932,075
Bio-Techne Corp.	19,693	4,322,810
CareDx, Inc. (a)	46,555	1,004,191
Globus Medical, Inc. Class A (a)	71,934	4,235,474
Haemonetics Corp. (a)	51,023	5,862,543
Hill-Rom Holdings, Inc.	17,710	2,010,616
Inspire Medical Systems, Inc. (a)	28,991	2,151,422
Insulet Corp. (a)	40,892	7,000,710
iRhythm Technologies, Inc. (a) (b)	37,392	2,546,021
Masimo Corp. (a)	25,192	3,981,848
Novocure Ltd. (a)	29,461	2,482,678
Penumbra, Inc. (a) (b)	8,828	1,450,176
Repligen Corp. (a)	52,931	4,896,118
Tandem Diabetes Care, Inc. (a) (b)	67,422	4,019,025
		47,125,433
Health Care – Services — 3.1%
Acadia Healthcare Co., Inc. (a) (b)	40,300	1,338,766
Addus HomeCare Corp. (a)	18,729	1,820,833
Amedisys, Inc. (a)	38,418	6,412,733
LHC Group, Inc. (a)	13,070	1,800,523
Medpace Holdings, Inc. (a) (b)	22,861	1,921,696
Molina Healthcare, Inc. (a)	9,431	1,279,692
Teladoc Health, Inc. (a) (b)	31,289	2,619,515
		17,193,758
Pharmaceuticals — 4.0%
Aerie Pharmaceuticals, Inc. (a) (b)	18,961	458,287
Agios Pharmaceuticals, Inc. (a) (b)	20,534	980,499
Ascendis Pharma A/S ADR (a)	6,707	933,078
G1 Therapeutics, Inc. (a) (b)	48,384	1,278,789
Galapagos NV Sponsored ADR (a) (b)	10,118	2,092,706
Global Blood Therapeutics, Inc. (a) (b)	30,249	2,404,493
Heron Therapeutics, Inc. (a) (b)	42,291	993,838
Kodiak Sciences, Inc. (a) (b)	19,339	1,391,441
MyoKardia, Inc. (a) (b)	23,952	1,745,742
Portola Pharmaceuticals, Inc. (a) (b)	18,800	448,944
PRA Health Sciences, Inc. (a)	42,764	4,753,219
Principia Biopharma, Inc. (a) (b)	22,100	1,210,638
Reata Pharmaceuticals, Inc. Class A (a) (b)	4,921	1,006,000
Revance Therapeutics, Inc. (a) (b)	52,106	845,680
Rhythm Pharmaceuticals, Inc. (a) (b)	35,609	817,583
Tricida, Inc. (a) (b)	19,100	720,834
UroGen Pharma Ltd. (a) (b)	13,904	463,976
		22,545,747
		153,445,471
Energy — 1.5%
Energy – Alternate Sources — 0.6%
First Solar, Inc. (a) (b)	39,212	2,194,304
SunPower Corp. (a) (b)	134,630	1,050,114
		3,244,418
Oil & Gas — 0.9%
Delek US Holdings, Inc.	51,108	1,713,651
Matador Resources Co. (a)	66,464	1,194,358
Viper Energy Partners LP	87,170	2,149,612
		5,057,621
		8,302,039

The accompanying notes are an integral part of the portfolio of investments.

128

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 16.0%
Banks — 3.8%
Ameris Bancorp	80,825	$3,438,296
Atlantic Union Bankshares Corp.	88,716	3,331,286
BancorpSouth Bank	117,818	3,700,663
First Interstate BancSystem, Inc. Class A	47,353	1,985,038
National Bank Holdings Corp. Class A	55,561	1,956,858
Pinnacle Financial Partners, Inc. (b)	40,401	2,585,664
Seacoast Banking Corp. of Florida (a)	66,488	2,032,538
South State Corp.	23,931	2,076,014
		21,106,357
Diversified Financial Services — 2.5%
Air Lease Corp.	37,607	1,787,085
Ares Management Corp. Class A	32,110	1,146,006
Cohen & Steers, Inc.	16,711	1,048,782
Hamilton Lane, Inc. Class A	54,186	3,229,486
LPL Financial Holdings, Inc.	37,216	3,433,176
PRA Group, Inc. (a)	96,275	3,494,782
		14,139,317
Insurance — 2.6%
Assured Guaranty Ltd.	35,594	1,744,818
eHealth, Inc. (a) (b)	16,974	1,630,862
James River Group Holdings Ltd.	40,977	1,688,662
Kemper Corp.	33,063	2,562,382
Kinsale Capital Group, Inc. (b)	13,704	1,393,149
MGIC Investment Corp.	110,954	1,572,218
NMI Holdings, Inc. Class A (a)	52,023	1,726,123
Primerica, Inc.	16,367	2,136,876
Third Point Reinsurance Ltd. (a)	29,500	310,340
		14,765,430
Private Equity — 0.7%
Kennedy-Wilson Holdings, Inc.	173,167	3,861,624
Real Estate — 0.7%
McGrath RentCorp	53,760	4,114,791
Real Estate Investment Trusts (REITS) — 4.7%
Americold Realty Trust	36,343	1,274,186
Brandywine Realty Trust	112,772	1,776,159
CoreSite Realty Corp.	9,217	1,033,410
First Industrial Realty Trust, Inc.	58,785	2,440,165
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	128,236	4,126,634
Life Storage, Inc.	17,932	1,941,677
MFA Financial, Inc.	237,570	1,817,411
NexPoint Residential Trust, Inc.	55,247	2,486,115
PotlatchDeltic Corp. (b)	56,483	2,444,019
PS Business Parks, Inc.	8,650	1,426,126
Redwood Trust, Inc.	99,633	1,647,930
Xenia Hotels & Resorts, Inc. (b)	164,049	3,545,099
		25,958,931
Savings & Loans — 1.0%
OceanFirst Financial Corp.	46,442	1,186,129
Sterling Bancorp	197,782	4,169,244
		5,355,373
		89,301,823
Industrial — 17.1%
Aerospace & Defense — 2.0%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	127,225	5,809,094
HEICO Corp.	15,375	1,755,056
Mercury Systems, Inc. (a)	53,856	3,721,988
		11,286,138
Building Materials — 1.4%
American Woodmark Corp. (a) (b)	16,300	1,703,513
Louisiana-Pacific Corp.	123,010	3,649,706
Summit Materials, Inc. Class A (a)	21,569	515,499
Trex Co., Inc. (a) (b)	24,019	2,158,828
		8,027,546
Electrical Components & Equipment — 1.4%
EnerSys	46,604	3,487,378
Generac Holdings, Inc. (a)	15,524	1,561,559
Novanta, Inc. (a)	32,278	2,854,666
		7,903,603
Electronics — 0.7%
Watts Water Technologies, Inc. Class A	14,688	1,465,275
Woodward, Inc.	18,008	2,132,867
		3,598,142
Engineering & Construction — 0.4%
KBR, Inc.	34,228	1,043,954
TopBuild Corp. (a)	9,424	971,426
		2,015,380
Environmental Controls — 1.4%
Casella Waste Systems, Inc. Class A (a)	74,568	3,432,365
Clean Harbors, Inc. (a)	49,786	4,269,150
		7,701,515
Hand & Machine Tools — 0.3%
Kennametal, Inc.	51,740	1,908,689
Machinery – Construction & Mining — 0.8%
Argan, Inc.	84,762	3,402,347
SPX Corp. (a)	15,792	803,497
		4,205,844
Machinery – Diversified — 1.9%
Applied Industrial Technologies, Inc.	9,932	662,365
Chart Industries, Inc. (a)	83,745	5,651,950
Curtiss-Wright Corp.	15,248	2,148,291

The accompanying notes are an integral part of the portfolio of investments.

129

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SPX FLOW, Inc. (a)	43,887	$2,144,757
		10,607,363
Metal Fabricate & Hardware — 2.6%
Advanced Drainage Systems, Inc.	151,801	5,895,951
RBC Bearings, Inc. (a)	18,405	2,914,248
Rexnord Corp. (a)	172,309	5,620,719
		14,430,918
Miscellaneous – Manufacturing — 2.3%
Actuant Corp. Class A	66,504	1,731,099
Axon Enterprise, Inc. (a) (b)	15,620	1,144,634
Federal Signal Corp.	45,382	1,463,569
ITT, Inc.	70,920	5,241,697
John Bean Technologies Corp.	27,513	3,099,615
		12,680,614
Packaging & Containers — 0.7%
Graphic Packaging Holding Co.	232,301	3,867,812
Transportation — 0.9%
CryoPort, Inc. (a) (b)	48,637	800,565
Kirby Corp. (a)	24,916	2,230,729
Saia, Inc. (a)	22,855	2,128,258
		5,159,552
Trucking & Leasing — 0.3%
GATX Corp. (b)	22,130	1,833,470
		95,226,586
Technology — 14.9%
Computers — 2.5%
Endava PLC Sponsored ADR (a) (b)	27,869	1,298,695
EPAM Systems, Inc. (a)	4,596	975,087
ForeScout Technologies, Inc. (a)	28,724	942,147
Globant SA (a)	12,235	1,297,522
Kornit Digital Ltd. (a) (b)	60,473	2,069,991
Lumentum Holdings, Inc. (a) (b)	14,895	1,181,174
Rapid7, Inc. (a)	74,584	4,178,196
Science Applications International Corp.	23,018	2,003,026
		13,945,838
Office & Business Equipment — 0.3%
Zebra Technologies Corp. Class A (a)	7,664	1,957,692
Semiconductors — 4.7%
Cohu, Inc. (b)	80,780	1,845,823
Entegris, Inc.	105,758	5,297,418
Lattice Semiconductor Corp. (a)	222,628	4,261,100
MKS Instruments, Inc.	32,334	3,557,064
Monolithic Power Systems, Inc.	24,191	4,306,482
Silicon Laboratories, Inc. (a)	12,244	1,420,059
Tower Semiconductor Ltd. (a) (b)	228,298	5,492,850
		26,180,796
Software — 7.4%
Alteryx, Inc. Class A (a) (b)	23,084	2,310,016
Bandwidth, Inc. Class A (a) (b)	37,203	2,382,852
Bill.Com Holdings, Inc. (a)	1,980	75,339
Cloudera, Inc. (a) (b)	119,627	1,391,262
Coupa Software, Inc. (a) (b)	28,060	4,103,775
Fair Isaac Corp. (a)	2,767	1,036,740
Five9, Inc. (a)	54,347	3,564,076
Guidewire Software, Inc. (a) (b)	15,963	1,752,258
HubSpot, Inc. (a)	33,123	5,249,995
ManTech International Corp. Class A	34,261	2,736,769
MongoDB, Inc. (a) (b)	20,982	2,761,441
Omnicell, Inc. (a) (b)	86,900	7,101,468
Phreesia, Inc. (a) (b)	20,078	534,878
PROS Holdings, Inc. (a)	19,056	1,141,836
SailPoint Technologies Holding, Inc. (a)	52,245	1,232,982
SVMK, Inc. (a)	103,800	1,854,906
Zynga, Inc. Class A (a)	348,176	2,130,837
		41,361,430
		83,445,756
Utilities — 0.3%
Electric — 0.3%
Black Hills Corp.	22,599	1,774,925

TOTAL COMMON STOCK (Cost $454,335,943)		545,805,589

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $650,636) (a) (c) (d) (e)	14,220	554,296
Technology — 0.1%
Software — 0.1%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $894,502) (a) (c) (d) (e)	77,018	737,062

TOTAL PREFERRED STOCK (Cost $1,545,139)		1,291,358

TOTAL EQUITIES (Cost $455,881,082)		547,096,947

MUTUAL FUNDS — 4.0%
Diversified Financial Services — 4.0%
iShares Russell 2000 Index Fund (b)	40,331	6,681,637

The accompanying notes are an integral part of the portfolio of investments.

130

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (f)	15,619,251	$15,619,251
		22,300,888

TOTAL MUTUAL FUNDS (Cost $22,194,461)		22,300,888

TOTAL LONG-TERM INVESTMENTS (Cost $478,075,543)		569,397,835

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (g)	$14,137,464	14,137,464

TOTAL SHORT-TERM INVESTMENTS (Cost $14,137,464)		14,137,464

TOTAL INVESTMENTS — 104.6% (Cost $492,213,007) (h)		583,535,299

Other Assets/(Liabilities) — (4.6)%		(25,464,548)

NET ASSETS — 100.0%		$558,070,751

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $101,824,073 or 18.25% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $88,433,855 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $2,271,949 or 0.41% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2019, these securities amounted to a value of $2,271,949 or 0.41% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $14,138,092. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $14,422,525.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

131

MM MSCI EAFE International Index Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.2%
Australia — 6.7%
The AGL Energy Ltd.	10,497	$151,519
Alumina Ltd.	38,789	62,647
AMP Ltd.	53,650	72,137
APA Group	19,587	152,972
Aristocrat Leisure Ltd.	9,292	220,374
ASX Ltd.	2,956	163,022
Aurizon Holdings Ltd.	32,341	118,977
AusNet Services	29,454	35,122
Australia & New Zealand Banking Group Ltd.	44,998	779,571
Bendigo & Adelaide Bank Ltd.	8,270	56,872
BHP Group Ltd.	46,872	1,283,843
BlueScope Steel Ltd.	7,966	84,406
Boral Ltd.	20,051	63,237
Brambles Ltd.	24,530	202,190
Caltex Australia Ltd.	3,848	91,917
Challenger Ltd.	8,875	50,548
CIMIC Group Ltd.	1,649	38,473
Coca-Cola Amatil Ltd.	8,486	65,983
Cochlear Ltd.	968	153,018
Coles Group Ltd.	18,631	194,587
Commonwealth Bank of Australia	28,188	1,584,695
Computershare Ltd.	7,899	93,108
Crown Resorts Ltd.	6,282	53,028
CSL Ltd.	7,215	1,400,223
Dexus	16,638	136,908
Flight Centre Travel Group Ltd. (a)	864	26,726
Fortescue Metals Group Ltd.	22,874	172,403
Goodman Group	25,575	240,410
The GPT Group	30,881	121,562
Harvey Norman Holdings Ltd. (a)	9,263	26,506
Incitec Pivot Ltd.	23,451	52,469
Insurance Australia Group Ltd.	35,483	191,159
LendLease Group	9,297	115,062
Macquarie Group Ltd.	5,090	493,692
Magellan Financial Group Ltd.	1,974	79,211
Medibank Pvt. Ltd.	44,277	98,246
Mirvac Group	65,607	146,735
National Australia Bank Ltd.	46,275	801,823
Newcrest Mining Ltd.	12,455	263,654
Orica Ltd.	6,092	94,153
Origin Energy Ltd.	27,095	161,058
Qantas Airways Ltd.	10,321	51,565
QBE Insurance Group Ltd.	21,302	193,066
Ramsay Health Care Ltd.	2,533	129,239
REA Group Ltd.	895	65,250
Rio Tinto Ltd.	5,934	419,664
Santos Ltd.	29,395	169,182
Scentre Group	86,667	233,326
SEEK Ltd.	5,258	83,432
Sonic Healthcare Ltd.	7,130	144,153
South32 Ltd.	75,462	143,667
Stockland	37,724	122,537
Suncorp Group Ltd.	20,570	187,419
Sydney Airport	17,221	104,924
Tabcorp Holdings Ltd.	32,375	103,073
Telstra Corp. Ltd.	66,113	164,707
TPG Telecom Ltd.	6,332	29,874
Transurban Group	43,506	456,180
Treasury Wine Estates Ltd.	11,718	133,910
Vicinity Centres	47,238	82,695
Washington H Soul Pattinson & Co. Ltd.	1,775	26,855
Wesfarmers Ltd.	17,916	521,963
Westpac Banking Corp.	56,083	955,718
WiseTech Global Ltd. (a)	2,222	36,479
Woodside Petroleum Ltd.	15,264	369,136
Woolworths Group Ltd.	20,208	514,184
Worley Ltd.	5,330	57,502
		15,893,946
Austria — 0.2%
ANDRITZ AG	1,224	52,697
Erste Group Bank AG	4,897	184,186
OMV AG	2,270	127,522
Raiffeisen Bank International AG	2,364	59,301
Verbund AG	1,145	57,497
voestalpine AG	1,860	51,829
		533,032
Belgium — 1.0%
Ageas	2,848	168,485
Anheuser-Busch InBev SA/NV	12,138	995,334
Colruyt SA	965	50,371
Galapagos NV (b)	695	144,659
Groupe Bruxelles Lambert SA	1,354	142,848
KBC Group NV	3,897	293,855
Proximus SADP	2,511	71,907
Solvay SA	1,213	141,058
Telenet Group Holding NV	750	33,783
UCB SA	1,984	157,870
Umicore SA	3,181	155,081
		2,355,251
Bermuda — 0.3%
CK Infrastructure Holdings Ltd.	11,000	78,449
Dairy Farm International Holdings Ltd.	5,700	32,513
Hongkong Land Holdings Ltd.	17,600	101,284
Jardine Matheson Holdings Ltd.	3,500	194,619
Jardine Strategic Holdings Ltd.	3,700	113,444

The accompanying notes are an integral part of the portfolio of investments.

132

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kerry Properties Ltd.	11,000	$35,054
NWS Holdings Ltd.	26,368	37,011
Yue Yuen Industrial Holdings Ltd.	12,000	35,476
		627,850
Cayman Islands — 0.7%
ASM Pacific Technology Ltd.	5,000	69,511
BeiGene Ltd. ADR (b)	583	96,638
Budweiser Brewing Co. APAC Ltd. (b) (c)	19,400	65,502
CK Asset Holdings Ltd.	40,745	295,293
CK Hutchison Holdings Ltd.	43,245	413,221
Melco Resorts & Entertainment Ltd. ADR	3,405	82,299
Sands China Ltd.	37,200	199,488
WH Group Ltd. (c)	143,572	148,761
Wharf Real Estate Investment Co. Ltd.	20,000	122,638
Wynn Macau Ltd.	25,200	62,336
		1,555,687
Denmark — 1.8%
AP Moller — Maersk A/S Class A	60	81,351
AP Moller — Maersk A/S Class B	103	148,624
Carlsberg A/S Class B	1,725	257,328
Chr Hansen Holding A/S	1,743	138,464
Coloplast A/S Class B	1,936	240,689
Danske Bank A/S	10,767	174,128
Demant A/S (a) (b)	1,660	52,310
DSV PANALPINA A/S	3,507	405,965
Genmab A/S (b)	1,026	228,370
H Lundbeck A/S	1,147	43,967
ISS A/S	2,475	59,433
Novo Nordisk A/S Class B	28,181	1,634,489
Novozymes A/S Class B	3,542	173,416
Orsted A/S (c)	2,953	305,947
Pandora A/S	1,605	69,817
Tryg A/S	1,868	55,374
Vestas Wind Systems A/S	3,039	307,232
		4,376,904
Finland — 1.1%
Elisa OYJ	2,410	133,171
Fortum OYJ	7,184	177,226
Kone OYJ Class B	5,542	362,316
Metso OYJ	1,689	66,681
Neste OYJ	6,560	228,262
Nokia OYJ	91,725	340,285
Nokian Renkaat OYJ	2,000	57,647
Nordea Bank Abp	52,784	426,982
Orion OYJ Class B	1,659	76,784
Sampo OYJ Class A	7,184	313,442
Stora Enso OYJ Class R	9,355	135,946
UPM-Kymmene OYJ	8,321	288,385
Wartsila OYJ Abp	7,010	77,408
		2,684,535
France — 10.6%
Accor SA	2,933	137,685
Aeroports de Paris	476	94,217
Air Liquide SA	7,470	1,061,686
Alstom SA	3,125	148,041
Amundi SA (c)	936	73,578
Arkema SA	1,157	123,412
Atos SE	1,649	137,876
AXA SA	31,023	875,237
BioMerieux	726	64,673
BNP Paribas SA	17,855	1,062,858
Bollore SA (b)	85	362
Bollore SA	14,853	64,831
Bouygues SA	3,636	154,787
Bureau Veritas SA	4,615	120,594
Capgemini SE	2,492	305,263
Carrefour SA	9,594	161,161
Casino Guichard Perrachon SA (a)	921	43,175
Cie de Saint-Gobain	7,895	324,402
Cie Generale des Etablissements Michelin SCA	2,685	329,353
CNP Assurances	2,968	59,134
Covivio	705	80,079
Credit Agricole SA	18,433	268,550
Danone SA	9,910	822,566
Dassault Aviation SA	40	52,685
Dassault Systemes SE	2,065	340,612
Edenred	3,886	201,081
Eiffage SA	1,270	145,528
Electricite de France SA	10,222	114,030
Engie SA	28,701	463,808
EssilorLuxottica SA	4,501	687,562
Eurazeo SE	586	40,170
Eutelsat Communications SA	2,857	46,472
Faurecia SE	1,290	69,944
Gecina SA	746	133,718
Getlink SE	7,234	125,893
Hermes International	496	371,178
ICADE	524	57,126
Iliad SA (a)	440	57,093
Ingenico Group SA	972	105,672
Ipsen SA	600	53,163
JCDecaux SA	1,295	39,966
Kering SA	1,205	793,820
Klepierre	3,190	121,260
L’Oreal SA	4,029	1,196,508
Legrand SA	4,157	339,183
LVMH Moet Hennessy Louis Vuitton SE	4,435	2,065,517
Natixis SA	16,032	71,453
Orange SA	31,387	461,211
Pernod Ricard SA	3,366	602,532
Peugeot SA	9,604	230,009

The accompanying notes are an integral part of the portfolio of investments.

133

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Publicis Groupe SA	3,420	$154,853
Remy Cointreau SA	358	44,031
Renault SA	3,142	149,056
Safran SA	5,256	814,755
Sanofi	17,946	1,802,446
Sartorius Stedim Biotech	445	73,784
Schneider Electric SE	8,762	901,330
SCOR SE	2,489	104,569
SEB SA	387	57,559
Societe Generale SA	12,896	450,596
Sodexo SA	1,472	174,586
Suez	5,478	82,907
Teleperformance	938	229,186
Thales SA	1,723	179,261
Total SA	38,244	2,113,450
Ubisoft Entertainment SA (b)	1,343	92,904
Unibail Rodamco Westfield	11,160	87,857
Unibail Rodamco Westfield	1,295	204,308
Unibail Rodamco Westfield	359	56,720
Valeo SA	3,857	136,566
Veolia Environnement SA	8,709	231,982
Vinci SA	8,205	911,538
Vivendi SA	13,565	393,183
Wendel SA	483	64,284
Worldline SA (b) (c)	1,641	116,466
		25,128,891
Germany — 8.0%
adidas AG	2,869	932,445
Allianz SE Registered	6,772	1,660,567
BASF SE	14,576	1,105,395
Bayer AG Registered	14,870	1,215,474
Bayerische Motoren Werke AG	5,290	435,481
Beiersdorf AG	1,618	193,607
Brenntag AG	2,587	140,666
Carl Zeiss Meditec AG	673	85,834
Commerzbank AG	15,321	94,873
Continental AG	1,699	220,630
Covestro AG (c)	2,809	130,579
Daimler AG Registered	14,596	809,249
Delivery Hero AG (b) (c)	1,842	145,792
Deutsche Bank AG Registered	30,318	235,203
Deutsche Boerse AG	3,053	480,140
Deutsche Lufthansa AG Registered	4,022	74,016
Deutsche Post AG Registered	15,600	595,601
Deutsche Telekom AG Registered	52,941	865,139
Deutsche Wohnen SE	5,785	236,413
E.ON SE	36,010	385,123
Evonik Industries AG	2,957	90,638
Fraport AG Frankfurt Airport Services Worldwide	688	58,477
Fresenius Medical Care AG & Co. KGaA	3,351	248,537
Fresenius SE & Co. KGaA	6,579	371,359
GEA Group AG	2,370	78,361
Hannover Rueck SE	927	179,225
HeidelbergCement AG	2,317	168,887
Henkel AG & Co. KGaA	1,644	154,802
HOCHTIEF AG	407	52,092
Infineon Technologies AG	20,066	460,151
KION Group AG	1,005	69,393
Knorr-Bremse AG	768	78,172
LANXESS AG	1,411	94,816
Merck KGaA	2,013	238,211
METRO AG	2,772	44,682
MTU Aero Engines AG	836	238,725
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,293	676,468
Puma SE	340	26,069
Puma SE	980	75,135
RWE AG	9,210	282,971
SAP SE	15,681	2,113,325
Siemens AG Registered	12,200	1,594,783
Siemens Healthineers AG (c)	2,536	121,777
Symrise AG	2,117	222,716
Telefonica Deutschland Holding AG	12,902	37,395
thyssenkrupp AG	6,262	84,556
TUI AG	6,303	79,689
Uniper SE	3,386	112,069
United Internet AG Registered	2,076	68,224
Volkswagen AG	556	108,052
Vonovia SE	8,324	448,132
Wirecard AG	1,819	219,778
Zalando SE (b) (c)	2,050	103,874
		19,043,768
Hong Kong — 2.6%
AIA Group Ltd.	192,780	2,028,365
The Bank of East Asia Ltd.	17,995	40,209
BOC Hong Kong Holdings Ltd.	60,500	210,682
CLP Holdings Ltd.	25,499	268,496
Galaxy Entertainment Group Ltd.	34,000	250,607
Hang Lung Properties Ltd.	33,000	72,143
Hang Seng Bank Ltd.	12,300	254,533
Henderson Land Development Co. Ltd.	24,325	119,454
HK Electric Investments & HK Electric Investments Ltd. Class SS	43,706	43,074
HKT Trust & HKT Ltd.	57,840	81,541
Hong Kong & China Gas Co. Ltd.	159,813	312,255
Hong Kong Exchanges & Clearing Ltd.	19,181	621,686
Link REIT	34,223	363,326
MTR Corp. Ltd.	24,028	142,432
New World Development Co. Ltd.	101,890	139,739

The accompanying notes are an integral part of the portfolio of investments.

134

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PCCW Ltd.	71,136	$42,002
Power Assets Holdings Ltd.	23,000	168,170
Sino Land Co. Ltd.	50,341	73,347
SJM Holdings Ltd.	34,000	38,811
Sun Hung Kai Properties Ltd.	25,758	395,108
Swire Pacific Ltd. Class A	8,000	74,558
Swire Properties Ltd.	19,996	66,447
Techtronic Industries Co. Ltd.	21,403	175,136
Vitasoy International Holdings Ltd.	12,000	43,524
Wheelock & Co. Ltd.	11,000	73,355
		6,099,000
Ireland — 0.7%
AIB Group PLC	13,857	48,531
Bank of Ireland Group PLC	15,045	82,964
CRH PLC (b)	12,709	509,784
DCC PLC	1,482	129,001
Flutter Entertainment PLC	1,257	153,505
James Hardie Industries PLC	7,352	144,138
Kerry Group PLC Class A	2,500	311,253
Kingspan Group PLC	2,587	159,330
Smurfit Kappa Group PLC	3,496	134,665
		1,673,171
Israel — 0.6%
Azrieli Group Ltd.	718	52,524
Bank Hapoalim B.M.	18,105	150,397
Bank Leumi Le-Israel BM	24,573	179,083
Check Point Software Technologies Ltd. (b)	1,964	217,925
CyberArk Software Ltd. (b)	600	69,948
Elbit Systems Ltd.	390	60,729
Israel Chemicals Ltd.	11,207	52,875
Israel Discount Bank Ltd. Class A	17,833	82,764
Mizrahi Tefahot Bank Ltd.	2,307	61,522
Nice Ltd. (b)	946	146,651
Teva Pharmaceutical Industries Ltd. Sponsored ADR (b)	17,907	175,489
Wix.com Ltd. (b)	764	93,498
		1,343,405
Italy — 1.9%
Assicurazioni Generali SpA	17,753	366,478
Atlantia SpA	8,209	191,492
Davide Campari-Milano SpA	9,775	89,271
Enel SpA	129,259	1,028,308
Eni SpA	40,290	626,059
FinecoBank Banca Fineco SpA	10,061	120,764
Intesa Sanpaolo SpA	238,986	629,999
Leonardo SpA	6,438	75,448
Mediobanca Banca di Credito Finanziario SpA	9,657	106,371
Moncler SpA	3,010	135,384
Pirelli & C SpA (c)	6,657	38,372
Poste Italiane SpA (c)	8,592	97,516
Prysmian SpA	4,071	98,101
Recordati SpA	1,755	73,996
Snam SpA	31,816	167,640
Telecom Italia SpA (b)	148,473	92,645
Terna Rete Elettrica Nazionale SpA	22,183	148,426
UniCredit SpA	31,633	462,484
		4,548,754
Japan — 24.3%
ABC-Mart, Inc.	500	34,083
Acom Co. Ltd.	6,300	28,596
Advantest Corp.	3,300	186,708
Aeon Co. Ltd.	10,400	214,253
AEON Financial Service Co. Ltd.	1,800	28,312
Aeon Mall Co. Ltd.	1,500	26,591
AGC, Inc.	2,700	96,344
Air Water, Inc.	2,400	35,386
Aisin Seiki Co. Ltd.	2,600	96,161
Ajinomoto Co. Inc.	7,300	121,369
Alfresa Holdings Corp.	3,100	63,292
Alps Electric Co. Ltd.	3,300	74,544
Amada Holdings Co. Ltd.	5,800	65,870
ANA Holdings, Inc.	2,000	66,915
Aozora Bank Ltd.	1,900	50,185
Asahi Group Holdings Ltd.	5,700	260,374
Asahi Intecc Co. Ltd.	3,200	94,219
Asahi Kasei Corp.	20,600	231,144
Astellas Pharma, Inc.	30,600	522,706
Bandai Namco Holdings, Inc.	3,300	200,245
The Bank of Kyoto Ltd.	800	34,106
Benesse Holdings, Inc.	1,100	28,924
Bridgestone Corp. (a)	9,100	338,000
Brother Industries Ltd.	3,600	74,126
Calbee, Inc.	1,300	42,280
Canon, Inc. (a)	16,000	436,336
Casio Computer Co. Ltd.	3,200	64,304
Central Japan Railway Co.	2,300	462,191
Century Tokyo Leasing Corp.	700	37,585
The Chiba Bank Ltd.	9,700	55,773
Chubu Electric Power Co. Inc.	10,200	143,874
Chugai Pharmaceutical Co. Ltd.	3,500	322,364
The Chugoku Electric Power Co., Inc.	4,900	64,617
Coca-Cola Bottlers Japan Holdings, Inc. (a)	2,100	53,924
Concordia Financial Group Ltd.	17,400	71,374
Credit Saison Co. Ltd.	2,600	45,065
CyberAgent, Inc.	1,700	59,185
Dai Nippon Printing Co. Ltd.	3,900	105,845
Dai-ichi Life Holdings, Inc.	16,800	276,678
Daicel Corp.	3,800	36,249
Daifuku Co. Ltd.	1,700	102,800
Daiichi Sankyo Co. Ltd.	9,000	594,296

The accompanying notes are an integral part of the portfolio of investments.

135

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daikin Industries Ltd.	4,000	$562,522
Daito Trust Construction Co. Ltd.	1,200	148,621
Daiwa House Industry Co. Ltd.	9,100	281,932
Daiwa House REIT Investment Corp.	29	75,761
Daiwa Securities Group, Inc.	23,300	118,201
Denso Corp.	6,900	311,254
Dentsu, Inc. (a)	3,600	123,960
Disco Corp.	400	95,213
East Japan Railway Co.	4,800	433,267
Eisai Co. Ltd.	4,100	305,375
Electric Power Development Co. Ltd.	2,600	63,183
FamilyMart Co. Ltd.	4,000	95,805
FANUC Corp.	3,100	572,533
Fast Retailing Co. Ltd.	900	533,464
Fuji Electric Co. Ltd.	2,000	61,118
FUJIFILM Holdings Corp.	5,700	271,788
Fujitsu Ltd.	3,200	301,961
Fukuoka Financial Group, Inc.	2,900	55,356
GMO Payment Gateway, Inc.	700	48,157
Hakuhodo DY Holdings, Inc.	3,700	59,509
Hamamatsu Photonics KK	2,200	90,145
Hankyu Hanshin Holdings, Inc.	3,700	158,223
Hikari Tsushin, Inc.	300	75,309
Hino Motors Ltd.	4,200	44,378
Hirose Electric Co. Ltd.	525	67,117
Hisamitsu Pharmaceutical Co., Inc.	800	38,917
Hitachi Chemical Co. Ltd.	1,700	71,152
Hitachi Construction Machinery Co. Ltd.	1,700	50,578
Hitachi High-Technologies Corp.	1,100	77,731
Hitachi Ltd.	15,500	652,892
Hitachi Metals Ltd.	3,500	51,419
Honda Motor Co. Ltd.	25,800	727,745
Hoshizaki Corp.	900	80,136
Hoya Corp.	6,000	572,881
Hulic Co. Ltd.	4,500	54,168
Idemitsu Kosan Co. Ltd.	3,171	88,220
IHI Corp.	2,300	53,905
Iida Group Holdings Co. Ltd.	2,500	43,760
Inpex Corp.	16,700	174,205
Isetan Mitsukoshi Holdings Ltd.	5,800	52,152
Isuzu Motors Ltd.	9,000	106,027
ITOCHU Corp.	21,800	504,853
Itochu Techno-Solutions Corp.	1,700	47,994
J Front Retailing Co. Ltd.	3,600	50,213
Japan Airlines Co. Ltd.	1,600	49,929
Japan Airport Terminal Co. Ltd.	800	44,274
Japan Exchange Group, Inc.	7,700	135,543
Japan Post Bank Co. Ltd.	5,400	51,754
Japan Post Holdings Co. Ltd.	24,400	229,164
Japan Post Insurance Co. Ltd.	3,200	54,775
Japan Prime Realty Investment Corp.	14	61,488
Japan Real Estate Investment Corp.	21	139,319
Japan Retail Fund Investment Corp.	45	96,747
Japan Tobacco, Inc. (a)	19,400	432,486
JFE Holdings, Inc.	8,000	102,484
JGC Holdings Corp.	3,300	53,103
JSR Corp.	3,000	54,832
JTEKT Corp.	3,300	38,923
JXTG Holdings, Inc.	50,900	232,745
Kajima Corp.	7,500	100,231
Kakaku.com, Inc.	2,300	59,126
Kamigumi Co. Ltd.	1,900	41,628
The Kansai Electric Power Co., Inc.	11,300	130,667
Kansai Paint Co. Ltd.	2,800	68,434
Kao Corp.	7,700	635,080
Kawasaki Heavy Industries Ltd.	2,300	50,285
KDDI Corp.	28,100	835,969
Keihan Holdings Co. Ltd.	1,500	73,014
Keikyu Corp.	3,500	67,459
Keio Corp.	1,700	102,709
Keisei Electric Railway Co. Ltd.	2,000	77,562
Keyence Corp.	2,900	1,026,464
Kikkoman Corp.	2,300	112,518
Kintetsu Group Holdings Co. Ltd.	2,800	151,740
Kirin Holdings Co. Ltd.	12,800	279,177
Kobayashi Pharmaceutical Co. Ltd.	800	67,744
Koito Manufacturing Co. Ltd.	1,600	74,053
Komatsu Ltd.	14,600	350,040
Konami Holdings Corp.	1,600	65,974
Konica Minolta, Inc.	7,100	46,470
Kose Corp.	500	73,078
Kubota Corp.	16,200	253,786
Kuraray Co. Ltd. (a)	5,100	62,542
Kurita Water Industries Ltd.	1,300	38,516
Kyocera Corp.	5,100	347,547
Kyowa Kirin Co. Ltd.	4,100	96,334
Kyushu Electric Power Co, Inc.	6,000	51,831
Kyushu Railway Co.	2,600	87,168
Lawson, Inc.	800	45,306
LINE Corp. (b)	1,000	49,184
Lion Corp.	3,700	72,218
LIXIL Group Corp.	4,200	72,386
M3, Inc.	6,900	208,364
Makita Corp.	3,500	121,167
Marubeni Corp.	25,600	189,169
Marui Group Co. Ltd.	3,300	80,328
Maruichi Steel Tube Ltd.	900	25,244
Mazda Motor Corp.	8,000	68,088
McDonald’s Holdings Co. Japan Ltd. (a)	1,100	53,010
Mebuki Financial Group Inc.	13,300	33,934
Medipal Holdings Corp.	2,700	59,559
MEIJI Holdings Co. Ltd.	1,800	121,570
Mercari, Inc. (b)	1,200	24,640
MinebeaMitsumi, Inc.	5,500	113,501
MISUMI Group, Inc.	4,200	103,860

The accompanying notes are an integral part of the portfolio of investments.

136

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Chemical Holding Corp.	21,200	$157,946
Mitsubishi Corp.	21,700	575,697
Mitsubishi Electric Corp.	29,000	394,318
Mitsubishi Estate Co. Ltd.	18,500	353,668
Mitsubishi Gas Chemical Co., Inc.	2,600	39,510
Mitsubishi Heavy Industries Ltd.	4,900	189,508
Mitsubishi Materials Corp.	1,800	48,807
Mitsubishi Motors Corp.	10,600	44,124
Mitsubishi Tanabe Pharma Corp.	3,500	64,549
Mitsubishi UFJ Financial Group, Inc.	195,600	1,057,140
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,400	41,191
Mitsui & Co. Ltd.	26,200	465,888
Mitsui Chemicals, Inc.	2,900	70,485
Mitsui Fudosan Co. Ltd.	14,100	344,377
Mitsui OSK Lines Ltd.	2,000	54,923
Mizuho Financial Group, Inc.	381,600	586,886
MonotaRO Co. Ltd.	2,100	56,290
MS&AD Insurance Group Holdings, Inc.	7,300	240,361
Murata Manufacturing Co. Ltd.	9,000	556,425
Nabtesco Corp. (a)	1,800	53,114
Nagoya Railroad Co. Ltd.	2,700	83,797
NEC Corp.	4,100	170,361
Nexon Co. Ltd. (b)	8,200	108,461
NGK Insulators Ltd.	3,800	65,919
NGK Spark Plug Co. Ltd.	2,600	50,436
NH Foods Ltd.	1,200	49,706
Nidec Corp.	3,600	491,775
Nikon Corp.	5,200	63,560
Nintendo Co. Ltd.	1,800	726,563
Nippon Building Fund, Inc.	22	161,208
Nippon Express Co. Ltd.	1,200	70,211
Nippon Paint Holdings Co. Ltd. (a)	2,400	124,167
Nippon Prologis REIT, Inc.	33	84,069
Nippon Shinyaku Co. Ltd.	700	60,873
Nippon Steel Corp.	12,400	186,559
Nippon Telegraph & Telephone Corp.	20,600	521,794
Nippon Yusen KK	2,300	41,439
Nissan Chemical Corp.	2,100	87,791
Nissan Motor Co. Ltd.	38,100	221,429
Nisshin Seifun Group, Inc.	3,200	55,773
Nissin Foods Holdings Co. Ltd.	1,100	81,651
Nitori Holdings Co. Ltd.	1,300	205,416
Nitto Denko Corp.	2,500	140,263
Nomura Holdings, Inc.	54,000	277,384
Nomura Real Estate Holdings, Inc.	2,100	50,535
Nomura Real Estate Master Fund, Inc.	62	105,955
Nomura Research Institute Ltd.	5,400	116,185
NSK Ltd.	5,700	53,759
NTT Data Corp.	10,100	135,018
NTT DOCOMO, Inc.	21,600	603,620
Obayashi Corp.	9,800	108,661
Obic Co. Ltd.	1,000	135,082
Odakyu Electric Railway Co. Ltd.	4,700	109,618
Oji Holdings Corp.	14,000	75,559
Olympus Corp.	19,000	292,584
Omron Corp.	3,100	180,596
Ono Pharmaceutical Co. Ltd.	5,700	130,165
Oracle Corp.	600	54,549
Oriental Land Co. Ltd.	3,200	436,741
ORIX Corp.	20,900	347,888
Orix JREIT, Inc.	39	84,564
Osaka Gas Co. Ltd.	5,500	105,089
Otsuka Corp.	1,700	67,897
Otsuka Holdings Co. Ltd.	6,400	284,622
Pan Pacific International Holding Corp.	7,200	119,505
Panasonic Corp.	35,000	328,276
Park24 Co. Ltd.	1,800	44,093
PeptiDream, Inc. (b)	1,500	76,805
Persol Holdings Co. Ltd.	2,800	52,629
Pigeon Corp. (a)	1,900	70,056
Pola Orbis Holdings, Inc. (a)	1,600	38,223
Rakuten, Inc. (a) (b)	13,900	119,221
Recruit Holdings Co. Ltd.	21,700	816,578
Renesas Electronics Corp. (b)	13,000	89,517
Resona Holdings, Inc.	34,600	150,869
Ricoh Co. Ltd.	11,400	123,531
Rinnai Corp.	600	46,856
Rohm Co. Ltd.	1,500	120,903
Ryohin Keikaku Co. Ltd.	4,000	93,297
Sankyo Co. Ltd.	800	26,516
Santen Pharmaceutical Co. Ltd.	5,700	108,681
SBI Holdings, Inc.	3,642	76,718
Secom Co. Ltd.	3,400	303,420
Sega Sammy Holdings, Inc.	2,800	40,783
Seibu Holdings, Inc.	3,500	57,739
Seiko Epson Corp.	4,100	61,901
Sekisui Chemical Co. Ltd.	5,500	95,204
Sekisui House Ltd.	9,900	211,425
Seven & i Holdings Co. Ltd.	12,200	446,383
Seven Bank Ltd.	10,000	32,864
SG Holdings Co. Ltd.	2,500	56,431
Sharp Corp. (a)	3,600	55,011
Shimadzu Corp.	3,800	118,847
Shimamura Co. Ltd.	400	30,524
Shimano, Inc.	1,200	194,832
Shimizu Corp.	8,600	87,497
Shin-Etsu Chemical Co. Ltd.	5,800	635,887
Shinsei Bank Ltd. (a)	2,800	42,743
Shionogi & Co. Ltd.	4,400	271,846
Shiseido Co. Ltd. (a)	6,300	450,478
The Shizuoka Bank Ltd.	7,200	53,601
Showa Denko KK (a)	2,300	60,584
SMC Corp.	900	411,398
Softbank Corp.	27,200	364,509

The accompanying notes are an integral part of the portfolio of investments.

137

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SoftBank Group Corp.	25,200	$1,097,120
Sohgo Security Services Co. Ltd.	1,200	64,989
Sompo Holdings, Inc.	5,200	203,758
Sony Corp.	20,300	1,381,756
Sony Financial Holdings, Inc.	2,400	57,448
Square Enix Holdings Co. Ltd.	1,400	69,949
Stanley Electric Co. Ltd.	2,200	63,606
Subaru Corp.	9,900	244,782
Sumco Corp. (a)	3,800	63,647
Sumitomo Chemical Co. Ltd.	25,000	113,303
Sumitomo Corp.	18,600	277,307
Sumitomo Dainippon Pharma Co. Ltd.	2,600	50,726
Sumitomo Electric Industries Ltd.	11,700	175,547
Sumitomo Heavy Industries Ltd.	1,800	51,025
Sumitomo Metal Mining Co. Ltd.	3,900	125,788
Sumitomo Mitsui Financial Group, Inc.	21,100	776,737
Sumitomo Mitsui Trust Holdings, Inc.	5,100	201,256
Sumitomo Realty & Development Co. Ltd.	5,300	184,859
Sumitomo Rubber Industries Ltd.	3,000	36,497
Sundrug Co. Ltd.	1,200	43,368
Suntory Beverage & Food Ltd.	2,200	92,001
Suzuken Co. Ltd.	1,200	48,832
Suzuki Motor Corp.	5,700	238,754
Sysmex Corp.	2,700	183,523
T&D Holdings, Inc.	8,500	107,284
Taiheiyo Cement Corp.	2,100	61,443
Taisei Corp.	3,200	132,488
Taisho Pharmaceutical Holdings Co. Ltd.	600	44,333
Taiyo Nippon Sanso Corp.	2,100	46,522
Takeda Pharmaceutical Co. Ltd.	23,741	940,568
TDK Corp.	2,100	236,027
Teijin Ltd.	2,800	52,245
Terumo Corp.	10,400	367,427
THK Co. Ltd.	1,900	50,997
Tobu Railway Co. Ltd.	3,100	112,659
Toho Co. Ltd.	1,900	79,117
Toho Gas Co. Ltd.	1,200	48,860
Tohoku Electric Power Co., Inc.	7,200	71,212
Tokio Marine Holdings, Inc.	10,100	563,942
Tokyo Electric Power Co. Holdings, Inc. (b)	23,700	101,203
Tokyo Electron Ltd.	2,500	549,382
Tokyo Gas Co. Ltd.	5,800	140,716
Tokyu Corp.	7,600	140,426
Tokyu Fudosan Holdings Corp.	10,500	72,500
Toppan Printing Co. Ltd.	4,800	98,954
Toray Industries, Inc.	22,000	150,307
Toshiba Corp.	7,800	264,251
Tosoh Corp.	4,100	63,097
TOTO Ltd.	2,400	101,143
Toyo Seikan Group Holdings Ltd.	2,400	41,604
Toyo Suisan Kaisha Ltd.	1,300	55,292
Toyoda Gosei Co. Ltd.	1,100	27,452
Toyota Industries Corp.	2,300	132,540
Toyota Motor Corp.	36,500	2,569,957
Toyota Tsusho Corp.	3,200	112,162
Trend Micro, Inc. (a) (b)	2,100	107,464
Tsuruha Holdings, Inc.	600	76,979
Unicharm Corp.	6,200	209,421
United Urban Investment Corp.	48	90,069
USS Co. Ltd.	3,700	69,871
Welcia Holdings Co. Ltd.	800	50,958
West Japan Railway Co.	2,600	224,513
Yakult Honsha Co. Ltd.	1,700	93,577
Yamada Denki Co. Ltd.	11,000	58,223
Yamaha Corp.	2,400	132,297
Yamaha Motor Co. Ltd. (a)	4,800	95,948
Yamato Holdings Co. Ltd.	5,000	85,506
Yamazaki Baking Co. Ltd.	2,000	35,736
Yaskawa Electric Corp.	3,900	147,164
Yokogawa Electric Corp.	3,600	63,762
The Yokohama Rubber Co. Ltd.	1,800	34,832
Z Holdings Corp.	43,000	180,157
ZOZO, Inc.	1,600	30,610
		57,806,988
Luxembourg — 0.3%
ArcelorMittal SA	10,875	192,100
Aroundtown SA	14,985	134,193
Eurofins Scientific SE (a)	185	102,738
Millicom International Cellular SA	1,544	74,003
SES SA	6,082	85,514
Tenaris SA	7,982	90,270
		678,818
Netherlands — 5.0%
ABN AMRO Bank NV (c)	6,624	120,988
Adyen NV (a) (b) (c)	169	139,062
Aegon NV	29,654	135,737
AerCap Holdings NV (b)	2,031	124,846
Airbus SE	9,299	1,364,328
Akzo Nobel NV	3,557	362,665
Altice Europe NV (b)	10,706	69,185
ASML Holding NV	6,803	2,026,003
CNH Industrial NV	16,556	181,742
EXOR NV	1,695	131,451
Ferrari NV	354	58,717
Ferrari NV	1,554	257,249
Fiat Chrysler Automobiles NV	6,112	90,520
Fiat Chrysler Automobiles NV	11,145	163,720
Heineken Holding NV	1,907	185,164
Heineken NV	4,093	436,606
ING Groep NV	61,811	742,847
Koninklijke Ahold Delhaize NV	19,044	477,278

The accompanying notes are an integral part of the portfolio of investments.

138

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Koninklijke DSM NV	2,952	$385,344
Koninklijke KPN NV (a)	56,200	166,052
Koninklijke Philips NV	14,502	708,991
Koninklijke Vopak NV	1,054	57,221
NN Group NV	4,944	187,996
NXP Semiconductor NV	4,500	572,670
Prosus NV (b)	7,713	577,143
QIAGEN NV (b)	3,636	124,298
Randstad NV	1,898	116,229
STMicroelectronics NV	10,596	285,979
Unilever NV	23,354	1,343,699
Wolters Kluwer NV	4,443	324,753
		11,918,483
New Zealand — 0.3%
a2 Milk Co. Ltd. (b)	12,155	123,033
Auckland International Airport Ltd.	15,656	92,238
Fisher & Paykel Healthcare Corp. Ltd.	9,581	143,773
Fletcher Building Ltd.	14,358	49,264
Mercury NZ Ltd.	8,994	30,592
Meridian Energy Ltd.	20,728	69,802
Ryman Healthcare Ltd.	6,396	70,433
Spark New Zealand Ltd.	28,912	84,334
		663,469
Norway — 0.6%
Det Norske Oljeselskap ASA	1,763	57,840
DNB ASA	15,264	286,047
Equinor ASA (a)	15,466	309,297
Gjensidige Forsikring ASA	3,473	72,977
Mowi ASA	6,924	180,084
Norsk Hydro ASA	22,731	84,861
Orkla ASA	11,163	113,136
Schibsted ASA Class B	1,499	43,012
Telenor ASA	11,280	202,313
Yara International ASA	2,835	118,131
		1,467,698
Papua New Guinea — 0.0%
Oil Search Ltd.	22,950	117,076
Portugal — 0.1%
Banco Espirito Santo SA (b) (d)	39,664	-
EDP - Energias de Portugal SA	40,995	177,717
Galp Energia SGPS SA	7,434	124,337
Jeronimo Martins SGPS SA	3,859	63,558
		365,612
Singapore — 1.3%
Ascendas REIT	43,444	95,980
CapitaLand Commercial Trust	40,643	60,175
CapitaLand Ltd.	40,300	112,402
CapitaLand Mall Trust	41,100	75,190
City Developments Ltd.	6,800	55,454
ComfortDelGro Corp. Ltd.	34,800	61,639
DBS Group Holdings, Ltd.	29,063	560,197
Genting Singapore Ltd.	103,000	70,515
Jardine Cycle & Carriage Ltd.	1,777	39,770
Keppel Corp. Ltd.	24,100	121,423
Mapletree Commercial Trust	28,600	50,828
Oversea-Chinese Banking Corp. Ltd.	52,529	429,515
SATS Ltd.	11,200	42,185
Sembcorp Industries Ltd.	16,500	28,138
Singapore Airlines Ltd.	7,200	48,441
Singapore Exchange Ltd.	13,700	90,373
Singapore Press Holdings Ltd. (a)	26,900	43,616
Singapore Technologies Engineering Ltd.	27,000	79,175
Singapore Telecommunications Ltd.	132,700	332,774
Suntec REIT	35,300	48,312
United Overseas Bank Ltd.	20,093	395,228
UOL Group Ltd.	8,269	51,213
Venture Corp. Ltd.	4,400	53,091
Wilmar International Ltd.	31,500	96,610
Yangzijiang Shipbuilding Holdings Ltd.	39,700	33,169
		3,075,413
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	4,365	174,977
Aena SME SA (c)	1,079	207,039
Amadeus IT Group SA	6,891	564,627
Banco Bilbao Vizcaya Argentaria SA	105,553	594,840
Banco de Sabadell SA	91,180	106,803
Banco Santander SA	267,234	1,128,374
Bankia SA	19,111	40,909
Bankinter SA	11,327	83,280
CaixaBank SA	58,727	185,202
Cellnex Telecom SAU (c)	3,800	163,778
Enagas SA (a)	3,572	91,251
Endesa SA	4,783	127,697
Ferrovial SA	8,149	247,216
Grifols SA	4,745	167,537
Iberdrola SA	97,175	1,000,809
Industria de Diseno Textil SA	17,573	622,487
Mapfre SA	18,733	49,832
Naturgy Energy Group SA	4,761	119,854
Red Electrica Corp. SA	6,894	138,674
Repsol SA	22,834	358,205
Siemens Gamesa Renewable Energy SA	3,998	70,254
Telefonica SA	73,866	516,268
		6,759,913
Sweden — 2.5%
Alfa Laval AB	4,969	125,184
Assa Abloy AB Class B	15,706	367,015

The accompanying notes are an integral part of the portfolio of investments.

139

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Atlas Copco AB Class A	10,629	$423,699
Atlas Copco AB Class B	6,044	209,698
Boliden AB	4,596	122,247
Electrolux AB Series B	3,676	90,218
Epiroc AB Class A	10,467	127,918
Epiroc AB Class B	6,026	71,523
Essity AB Class B	9,848	317,481
Hennes & Mauritz AB Class B	13,139	267,087
Hexagon AB Class B	4,020	225,235
Husqvarna AB Class B	6,940	55,572
ICA Gruppen AB	1,485	69,352
Industrivarden AB Class C	2,655	64,116
Investor AB Class B	7,278	397,645
Kinnevik AB	3,931	96,195
L E Lundbergforetagen AB Class B	1,182	51,925
Lundin Petroleum AB	3,013	102,397
Sandvik AB	17,789	347,680
Securitas AB Class B	5,061	87,322
Skandinaviska Enskilda Banken AB Class A	26,688	251,056
Skanska AB Class B	5,471	123,711
SKF AB Class B	5,643	114,327
Svenska Handelsbanken AB Class A	24,934	268,472
Swedbank AB Class A	14,629	218,171
Swedish Match AB	2,862	147,547
Tele2 AB Class B	8,232	119,412
Telefonaktiebolaget LM Ericsson Class B	48,506	425,025
Telia Co AB	42,797	183,838
Volvo AB Class B	23,920	401,413
		5,872,481
Switzerland — 9.4%
ABB Ltd. Registered	29,612	714,860
Adecco Group AG Registered	2,395	151,412
Alcon, Inc. (b)	6,747	382,216
Baloise Holding AG Registered	780	140,974
Barry Callebaut AG Registered	49	108,324
Chocoladefabriken Lindt & Spruengli AG	16	124,207
Chocoladefabriken Lindt & Spruengli AG Registered	2	176,699
Cie Financiere Richemont SA Registered	8,273	649,410
Clariant AG	3,190	71,382
Coca-Cola HBC AG	3,273	111,631
Credit Suisse Group AG Registered	40,956	555,812
Dufry AG Registered	686	68,005
EMS-Chemie Holding AG Registered	133	87,526
Geberit AG Registered	601	337,394
Givaudan SA Registered	149	466,329
Julius Baer Group Ltd.	3,530	182,304
Kuehne & Nagel International AG Registered	900	151,710
LafargeHolcim Ltd. Registered	3,557	197,242
LafargeHolcim Ltd. Registered	4,338	238,354
Lonza Group AG Registered	1,174	428,175
Nestle SA Registered	47,507	5,146,744
Novartis AG Registered	34,261	3,245,968
Pargesa Holding SA	683	56,741
Partners Group Holding AG (a)	300	274,941
Roche Holding AG	11,208	3,634,284
Schindler Holding AG	656	166,909
Schindler Holding AG Registered	334	81,830
SGS SA Registered	83	227,209
Sika AG Registered	2,039	383,983
Sonova Holding AG Registered	844	193,095
Straumann Holding AG Registered	168	164,900
The Swatch Group AG	470	131,010
The Swatch Group AG Registered	907	47,891
Swiss Life Holding AG Registered	541	271,420
Swiss Prime Site AG Registered	1,196	138,646
Swiss Re AG	4,703	528,589
Swisscom AG Registered	402	212,892
Temenos Group AG Registered	1,029	162,687
UBS Group AG Registered	61,245	772,964
Vifor Pharma AG	711	129,878
Zurich Insurance Group AG	2,404	985,977
		22,302,524
United Kingdom — 16.4%
3i Group PLC	14,922	217,490
Admiral Group PLC	2,932	89,791
Anglo American PLC	16,516	476,682
Antofagasta PLC	6,685	81,452
Ashtead Group PLC	7,538	241,221
Associated British Foods PLC	5,443	188,562
AstraZeneca PLC	20,954	2,096,419
Auto Trader Group PLC (c)	15,140	119,652
Aveva Group PLC	949	58,667
Aviva PLC	61,619	343,746
BAE Systems PLC	50,248	376,488
Barclays PLC	273,187	652,385
Barratt Developments PLC	15,695	155,570
The Berkeley Group Holdings PLC	1,780	115,425
BHP Group PLC	33,610	793,866
BP PLC	325,295	2,041,989
British American Tobacco PLC	36,585	1,558,712
The British Land Co. PLC	13,857	117,984
BT Group PLC	136,615	350,119
Bunzl PLC	5,382	147,254
Burberry Group PLC	6,844	200,294
Carnival PLC	2,661	127,069
Centrica PLC	93,994	112,024
Coca-Cola European Partners PLC	3,768	191,716
Compass Group PLC	25,234	632,133
Croda International PLC	2,154	146,297

The accompanying notes are an integral part of the portfolio of investments.

140

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diageo PLC	37,786	$1,592,289
Direct Line Insurance Group PLC	20,357	84,820
easyJet PLC	2,711	51,568
Evraz PLC	8,396	45,063
Experian PLC	14,531	491,476
Ferguson PLC	3,622	329,083
G4S PLC	24,651	71,689
GlaxoSmithKline PLC	79,690	1,874,771
Glencore PLC	173,227	541,668
GVC Holdings PLC	9,428	110,568
Halma PLC	5,780	162,266
Hargreaves Lansdown PLC	4,641	119,500
HSBC Holdings PLC	321,863	2,527,638
Imperial Brands PLC	15,181	376,162
Informa PLC	20,030	227,688
InterContinental Hotels Group PLC	2,647	182,336
Intertek Group PLC	2,490	193,256
ITV PLC	61,370	123,180
J Sainsbury PLC	29,115	89,252
JD Sports Fashion PLC	6,617	73,906
Johnson Matthey PLC	2,967	118,053
Kingfisher PLC	34,086	98,852
Land Securities Group PLC	11,196	147,119
Legal & General Group PLC	96,311	388,015
Lloyds Banking Group PLC	1,127,291	940,867
London Stock Exchange Group PLC	5,096	526,377
M&G PLC (b)	41,827	131,604
Marks & Spencer Group PLC	30,871	87,547
Meggitt PLC	12,764	111,225
Melrose Industries PLC	78,315	250,323
Micro Focus International PLC	5,662	79,944
Mondi PLC	7,304	172,422
National Grid PLC	56,006	703,824
Next PLC	2,163	201,398
NMC Health PLC (a)	1,512	35,495
Ocado Group PLC (b)	7,512	127,548
Pearson PLC	13,133	111,093
Persimmon PLC	5,232	188,478
Prudential PLC	41,827	804,811
Reckitt Benckiser Group PLC	11,242	912,918
RELX PLC	31,099	784,540
Rentokil Initial PLC	30,679	184,687
Rio Tinto PLC	18,019	1,070,634
Rolls-Royce Holdings PLC	28,059	254,079
Royal Bank of Scotland Group PLC	78,017	250,056
Royal Dutch Shell PLC Class A	68,435	2,034,196
Royal Dutch Shell PLC Class B	59,709	1,779,183
RSA Insurance Group PLC	17,199	129,826
The Sage Group PLC	17,016	169,078
Schroders PLC	1,940	86,272
Segro PLC	17,465	208,476
Severn Trent PLC	3,893	129,923
Smith & Nephew PLC	13,977	337,636
Smiths Group PLC	5,932	132,624
Spirax-Sarco Engineering PLC	1,206	142,808
SSE PLC	16,644	318,898
St. James’s Place PLC	9,025	139,648
Standard Chartered PLC	43,203	408,036
Standard Life Aberdeen PLC	38,334	167,033
Taylor Wimpey PLC	51,259	132,657
Tesco PLC	154,312	522,735
Unilever PLC	17,689	1,012,682
United Utilities Group PLC	10,714	134,575
Vodafone Group PLC	424,432	823,980
The Weir Group PLC	4,165	83,342
Whitbread PLC	2,203	141,769
Wm Morrison Supermarkets PLC	37,864	100,800
WPP PLC	19,568	275,389
		38,994,661

TOTAL COMMON STOCK (Cost $207,597,269)		235,887,330

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG 6.470%	893	55,140
Fuchs Petrolub SE 2.180%	1,156	57,513
Henkel AG & Co. KGaA 1.980%	2,784	287,901
Porsche Automobil Holding SE 3.240%	2,348	175,642
Sartorius AG 0.290%	558	119,461
Volkswagen AG 2.680%	2,937	580,592
		1,276,249
Italy — 0.0%
Telecom Italia SpA 5.420%	99,009	60,606

TOTAL PREFERRED STOCK (Cost $1,208,296)		1,336,855

TOTAL EQUITIES (Cost $208,805,565)		237,224,185

MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (e)	1,330,042	1,330,042

TOTAL MUTUAL FUNDS (Cost $1,330,042)		1,330,042

The accompanying notes are an integral part of the portfolio of investments.

141

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Spain — 0.0%
Repsol SA, Expires 01/21/20 (b)	22,834	$10,834

TOTAL RIGHTS (Cost $10,790)		10,834

TOTAL LONG-TERM INVESTMENTS (Cost $210,146,397)		238,565,061

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (f)	$275,482	275,482

TOTAL SHORT-TERM INVESTMENTS (Cost $275,482)		275,482

TOTAL INVESTMENTS — 100.4% (Cost $210,421,879) (g)		238,840,543

Other Assets/(Liabilities) — (0.4)%		(1,035,487)

NET ASSETS — 100.0%		$237,805,056

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $3,983,608 or 1.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $2,865,018 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $2,098,683 or 0.88% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $275,495. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $282,795.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal	3/18/20	USD	80,000	GBP	60,501	$(304)
Bank of New York Mellon	3/18/20	HKD	1,009,827	USD	129,151	363
Bank of New York Mellon	3/18/20	SEK	1,343,169	USD	143,957	(37)
Bank of New York Mellon	3/18/20	GBP	61,970	USD	81,000	1,255
Bank of New York Mellon	3/18/20	JPY	102,529,783	USD	949,271	(1,912)
Bank of New York Mellon	3/18/20	USD	55,453	NOK	504,037	(1,972)
Citibank N.A.	3/18/20	SGD	33,157	USD	24,429	242
Citibank N.A.	3/18/20	GBP	473,530	USD	623,571	4,961
Citibank N.A.	3/18/20	USD	39,679	DKK	264,296	(200)
Citibank N.A.	3/18/20	USD	240,000	AUD	342,296	(651)
Goldman Sachs & Co.	3/18/20	USD	34,648	ILS	119,805	(186)
Morgan Stanley & Co. LLC	3/18/20	AUD	338,795	USD	234,071	4,119
Morgan Stanley & Co. LLC	3/18/20	EUR	1,149,705	USD	1,288,112	7,568
Morgan Stanley & Co. LLC	3/18/20	USD	1,098,000	EUR	976,330	(2,293)
Morgan Stanley & Co. LLC	3/18/20	USD	510,000	GBP	387,801	(4,740)
Morgan Stanley & Co. LLC	3/18/20	USD	252,703	CHF	244,259	(972)
Morgan Stanley & Co. LLC	3/18/20	USD	770,000	JPY	83,551,784	(2,005)
						$3,236

The accompanying notes are an integral part of the portfolio of investments.

142

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Topix Index	3/12/20	9	$1,427,486	$(1,965)
SPI 200 Index	3/19/20	2	237,601	(5,918)
Euro Stoxx 50 Index	3/20/20	28	1,173,014	(1,825)
FTSE 100 Index	3/20/20	6	582,809	13,181
MSCI EAFE E-Mini Index	3/20/20	2	202,655	995
				$4,468

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

143

MassMutual Select Overseas Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.3%

COMMON STOCK — 100.1%
Australia — 0.9%
AMP Ltd.	1,645,838	$2,212,973
Brambles Ltd.	159,400	1,313,863
Orica Ltd.	153,777	2,376,662
		5,903,498
Belgium — 1.0%
KBC Group NV	85,901	6,477,407
Brazil — 0.3%
Ambev SA ADR	475,817	2,217,307
Canada — 2.9%
Canadian National Railway Co.	85,574	7,740,168
Cenovus Energy, Inc.	390,017	3,964,595
Open Text Corp.	41,400	1,824,272
Suncor Energy, Inc.	170,128	5,575,948
		19,104,983
Cayman Islands — 1.0%
Baidu, Inc. Sponsored ADR (a)	44,861	5,670,430
Trip.com Group Ltd. ADR (a)	20,700	694,278
		6,364,708
Denmark — 1.6%
Carlsberg A/S Class B	21,718	3,239,801
Novo Nordisk A/S Class B	127,800	7,412,359
		10,652,160
Finland — 0.3%
UPM-Kymmene OYJ	55,000	1,906,160
France — 14.6%
Accor SA	121,721	5,714,005
Air Liquide SA	78,439	11,148,269
BNP Paribas SA	164,401	9,786,331
Bureau Veritas SA	85,261	2,227,940
Danone SA	66,244	5,498,492
Dassault Systemes SE	12,731	2,099,919
Engie SA	264,484	4,274,059
EssilorLuxottica SA	44,649	6,820,476
Hermes International	1,164	871,072
L’Oreal SA	15,566	4,622,696
Legrand SA	46,781	3,817,016
LVMH Moet Hennessy Louis Vuitton SE	18,395	8,567,123
Pernod Ricard SA	39,754	7,116,184
Publicis Groupe SA	123,573	5,595,218
Schneider Electric SE	114,778	11,806,997
Valeo SA	143,930	5,096,175
		95,061,972
Germany — 13.1%
Allianz SE Registered	26,290	6,446,591
Bayer AG Registered	196,227	16,039,592
Bayerische Motoren Werke AG	99,885	8,222,680
Beiersdorf AG	63,591	7,609,188
Continental AG	71,180	9,243,325
Daimler AG Registered	162,473	9,008,019
Deutsche Boerse AG	25,229	3,967,719
Henkel AG & Co. KGaA	5,300	499,057
Merck KGaA	37,919	4,487,203
MTU Aero Engines AG	9,369	2,675,379
ProSiebenSat.1 Media SE	98,490	1,540,104
SAP SE	77,853	10,492,234
thyssenkrupp AG	368,717	4,978,800
		85,209,891
Hong Kong — 1.7%
AIA Group Ltd.	1,087,000	11,437,039
India — 1.8%
Axis Bank Ltd.	181,605	1,916,178
Housing Development Finance Corp. Ltd.	124,353	4,211,981
Tata Consultancy Services Ltd.	182,499	5,533,327
		11,661,486
Indonesia — 0.3%
Bank Mandiri Persero Tbk PT	3,676,200	2,026,662
Ireland — 2.5%
Linde PLC (a)	19,517	4,189,700
Ryanair Holdings PLC Sponsored ADR (a)	130,197	11,406,559
Willis Towers Watson PLC	2,672	539,584
		16,135,843
Israel — 0.7%
Check Point Software Technologies Ltd. (a)	39,160	4,345,194
Italy — 2.6%
Eni SpA	219,748	3,414,625
Intesa Sanpaolo SpA	5,244,635	13,825,549
		17,240,174
Japan — 10.5%
Daikin Industries Ltd.	47,600	6,694,017
Denso Corp.	41,500	1,872,035
FANUC Corp.	12,200	2,253,196
Hitachi Ltd.	122,100	5,143,101
Hoya Corp.	113,800	10,865,640
Japan Tobacco, Inc. (b)	177,500	3,957,025
Komatsu Ltd.	182,200	4,368,312
Kubota Corp.	310,400	4,862,674
Kyocera Corp.	84,100	5,731,122
Olympus Corp.	577,300	8,889,937

The accompanying notes are an integral part of the portfolio of investments.

144

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Omron Corp.	2,100	$122,339
Shin-Etsu Chemical Co. Ltd.	17,700	1,940,552
Terumo Corp.	221,000	7,807,833
Toyota Motor Corp.	54,500	3,837,333
		68,345,116
Mexico — 0.4%
Grupo Televisa SAB Sponsored ADR	213,000	2,498,490
Netherlands — 5.2%
Akzo Nobel NV	65,283	6,656,137
ASML Holding NV	880	262,073
CNH Industrial NV	804,342	8,829,567
EXOR NV	72,800	5,645,817
ING Groep NV	338,584	4,069,117
Prosus NV (a)	22,275	1,666,778
QIAGEN NV (a)	70,551	2,411,819
Randstad NV	67,998	4,164,043
		33,705,351
Portugal — 0.3%
Galp Energia SGPS SA	124,317	2,079,247
Republic of Korea — 1.2%
NAVER Corp.	34,150	5,501,331
Samsung Electronics Co. Ltd.	53,150	2,560,997
		8,062,328
Singapore — 0.7%
DBS Group Holdings, Ltd.	236,700	4,562,453
South Africa — 0.8%
Naspers Ltd.	31,275	5,111,959
Spain — 1.4%
Amadeus IT Group SA	110,148	9,025,178
Sweden — 2.9%
Essity AB Class B	109,107	3,517,402
Hennes & Mauritz AB Class B	277,094	5,632,702
SKF AB Class B	213,700	4,329,555
Volvo AB Class B	320,500	5,378,468
		18,858,127
Switzerland — 12.2%
Alcon, Inc. (a)	15,592	883,282
Cie Financiere Richemont SA Registered	90,441	7,099,391
Credit Suisse Group AG Registered	677,725	9,197,379
Julius Baer Group Ltd.	59,754	3,085,955
Kuehne & Nagel International AG Registered	5,340	900,148
LafargeHolcim Ltd. Registered	58,884	3,265,222
Nestle SA Registered	147,446	15,973,790
Novartis AG Registered	77,966	7,386,683
Roche Holding AG	39,871	12,928,493
Sika AG Registered	19,223	3,620,057
The Swatch Group AG (b)	10,535	2,936,582
UBS Group AG Registered	494,485	6,240,823
Zurich Insurance Group AG	14,967	6,138,567
		79,656,372
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	123,569	7,179,359
Taiwan Semiconductor Manufacturing Co. Ltd.	58,000	642,319
		7,821,678
United Kingdom — 17.4%
Amcor PLC	152,353	1,669,530
Ashtead Group PLC	154,490	4,943,776
Barclays PLC	943,037	2,252,023
Bunzl PLC	43,400	1,187,446
Compass Group PLC	240,538	6,025,683
Diageo PLC	171,379	7,221,854
Experian PLC	237,158	8,021,304
Ferguson PLC	19,867	1,805,048
G4S PLC	806,900	2,346,594
Glencore PLC	3,618,300	11,314,151
Liberty Global PLC Series A (a)	153,800	3,497,412
Liberty Global PLC Series C (a)	39,000	850,005
Lloyds Banking Group PLC	9,445,700	7,883,630
M&G PLC (a)	77,637	244,276
Meggitt PLC	27,428	239,006
Prudential PLC	77,637	1,493,847
Reckitt Benckiser Group PLC	89,821	7,294,003
RELX PLC	193,448	4,884,078
RELX PLC	90,497	2,282,984
Rio Tinto PLC	63,813	3,791,575
Rolls-Royce Holdings PLC	1,001,311	9,067,038
Royal Bank of Scotland Group PLC	1,247,200	3,997,468
Schroders PLC	123,200	5,478,694
Schroders PLC	300	10,035
Smiths Group PLC	200,757	4,488,386
Tesco PLC	971,234	3,290,072
WPP PLC	564,462	7,943,932
		113,523,850
United States — 0.6%
Yum China Holdings, Inc.	83,911	4,028,567

TOTAL COMMON STOCK (Cost $588,192,860)		653,023,200

PREFERRED STOCK — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 1.980%	12,100	1,251,292

TOTAL PREFERRED STOCK (Cost $1,251,190)		1,251,292

TOTAL EQUITIES (Cost $589,444,050)		654,274,492

The accompanying notes are an integral part of the portfolio of investments.

145

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.3%
United States — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	2,149,155	$2,149,155

TOTAL MUTUAL FUNDS (Cost $2,149,155)		2,149,155

TOTAL LONG-TERM INVESTMENTS (Cost $591,593,205)		656,423,647

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$11,487,404	11,487,404

TOTAL SHORT-TERM INVESTMENTS (Cost $11,487,404)		11,487,404

TOTAL INVESTMENTS — 102.4% (Cost $603,080,609) (e)		667,911,051

Other Assets/(Liabilities) — (2.4)%		(15,468,678)

NET ASSETS — 100.0%		$652,442,373

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $5,939,626 or 0.91% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $4,092,091 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $11,487,915. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $11,723,122.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	6/17/20	USD	1,947,531	CHF	1,893,000	$(31,032)

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

146

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 96.7%
Australia — 2.4%
Australia & New Zealand Banking Group Ltd.	114,583	$1,985,100
BHP Group Ltd.	187,575	5,137,756
Challenger Ltd.	288,158	1,641,214
CSL Ltd.	6,674	1,295,231
Downer EDI Ltd.	300,085	1,724,609
Incitec Pivot Ltd.	566,883	1,268,331
Independence Group NL	386,350	1,695,287
Macquarie Group Ltd.	27,553	2,672,437
Rio Tinto Ltd.	13,166	931,125
Scentre Group	489,383	1,317,525
South32 Ltd.	2,947,150	5,610,875
Suncorp Group Ltd.	201,267	1,833,798
Telstra Corp. Ltd.	204,829	510,291
Worley Ltd.	303,653	3,275,927
		30,899,506
Austria — 0.6%
BAWAG Group AG (a)	55,746	2,542,276
Erste Group Bank AG	147,676	5,554,394
		8,096,670
Belgium — 0.8%
Anheuser-Busch InBev SA/NV	28,657	2,349,917
Galapagos NV (b)	7,504	1,561,901
KBC Group NV	59,959	4,521,238
Umicore SA	45,271	2,207,069
		10,640,125
Bermuda — 0.9%
Credicorp Ltd.	26,537	5,655,831
Hiscox Ltd.	91,924	1,738,519
Hongkong Land Holdings Ltd.	176,900	1,018,020
Jardine Matheson Holdings Ltd.	14,900	828,520
Liberty Latin America Ltd. Class C (b)	100,997	1,965,402
		11,206,292
Brazil — 1.2%
Ambev SA ADR	175,100	815,966
B3 SA — Brasil Bolsa Balcao	116,200	1,241,690
Banco Bradesco SA Sponsored ADR	241,260	2,159,277
BR Malls Participacoes SA	180,200	810,101
EDP — Energias do Brasil SA	352,700	1,939,620
Lojas Renner SA	225,558	3,156,049
Porto Seguro SA	46,400	724,840
Raia Drogasil SA	124,900	3,470,524
Suzano SA	123,600	1,221,951
		15,540,018
British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (b)	42,740	954,542
Canada — 2.9%
Bombardier, Inc. Class B (b)	603,845	897,479
Canadian Pacific Railway Ltd. (c)	5,847	1,490,534
Element Fleet Management Corp.	269,713	2,303,429
Franco-Nevada Corp.	26,762	2,763,480
Magna International, Inc.	173,170	9,496,643
National Bank of Canada (c)	92,896	5,156,477
Restaurant Brands International, Inc.	36,837	2,349,095
Seven Generations Energy Ltd. Class A (b)	418,060	2,726,863
Sun Life Financial, Inc. (c)	73,654	3,358,402
TC Energy Corp.	50,400	2,684,274
Waste Connections, Inc.	39,079	3,547,982
		36,774,658
Cayman Islands — 6.0%
58.com, Inc. ADR (b)	48,171	3,118,109
AAC Technologies Holdings, Inc.	83,500	729,373
Alibaba Group Holding Ltd. Sponsored ADR (b)	123,403	26,173,776
Baidu, Inc. Sponsored ADR (b)	20,246	2,559,094
China Mengniu Dairy Co. Ltd.	1,376,000	5,576,142
CK Hutchison Holdings Ltd.	726,500	6,941,958
Farfetch Ltd. Class A (b) (c)	80,151	829,563
Hengan International Group Co. Ltd.	149,500	1,067,383
JOYY, Inc. (b)	27,881	1,471,838
Pagseguro Digital Ltd. Class A (b) (c)	22,537	769,864
StoneCo Ltd. Class A (b)	66,817	2,665,330
Sunny Optical Technology Group Co. Ltd.	52,300	907,544
TAL Education Group Sponsored ADR (b)	29,296	1,412,067
Tencent Holdings Ltd.	411,900	19,869,457
Tencent Music Entertainment Group ADR (b)	57,500	675,050
Trip.com Group Ltd. ADR (b)	53,950	1,809,483
XP, Inc. (b)	27,888	1,074,246
		77,650,277
Chile — 0.2%
Banco Santander Chile Sponsored ADR	108,860	2,511,400
China — 2.6%
Anhui Conch Cement Co. Ltd. Class H	454,000	3,317,462
BTG Hotels Group Co. Ltd. Class A	356,460	1,055,054
China Longyuan Power Group Corp. Class H	2,082,000	1,318,125
Gree Electric Appliances, Inc. of Zhuhai Class A	520,800	4,893,656

The accompanying notes are an integral part of the portfolio of investments.

147

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	249,661	$1,175,566
Kweichow Moutai Co. Ltd. Class A	29,998	5,100,209
Midea Group Co. Ltd. Class A	115,500	963,473
PICC Property & Casualty Co. Ltd. Class H	4,434,000	5,346,350
Ping An Insurance Group Co. of China Ltd. Class H	637,500	7,551,991
Tsingtao Brewery Co. Ltd. Class H	346,000	2,325,064
Yifeng Pharmacy Chain Co. Ltd. Class A	75,600	794,548
		33,841,498
Colombia — 0.1%
Grupo Aval Acciones y Valores SA ADR	81,005	706,364
Czech Republic — 0.1%
Komercni banka AS	25,931	949,382
Denmark — 0.5%
Ascendis Pharma A/S ADR (b)	5,500	765,160
Danske Bank A/S	132,547	2,143,604
GN Store Nord A/S	31,066	1,462,514
Novo Nordisk A/S Class B	26,515	1,537,861
		5,909,139
Finland — 0.7%
Nordea Bank Abp	457,182	3,698,250
Sampo OYJ Class A	77,021	3,360,472
Stora Enso OYJ Class R	165,261	2,401,564
		9,460,286
France — 7.2%
Air Liquide SA	39,182	5,568,805
AXA SA	357,317	10,080,816
BNP Paribas SA	168,587	10,035,512
Criteo SA Sponsored ADR (b)	22,038	381,919
Dassault Aviation SA	4,280	5,637,257
Electricite de France SA	167,874	1,872,693
Engie SA	394,847	6,380,724
EssilorLuxottica SA	31,418	4,799,339
Eutelsat Communications SA (c)	139,844	2,274,702
Kering SA	3,752	2,471,710
L’Oreal SA	11,772	3,495,977
Legrand SA	19,398	1,582,747
LVMH Moet Hennessy Louis Vuitton SE	2,217	1,032,526
Orange SA	121,523	1,785,698
Sanofi	44,060	4,425,262
Schneider Electric SE	19,510	2,006,957
Thales SA	96,121	10,000,415
Total SA	246,334	13,612,971
Ubisoft Entertainment SA (b)	55,585	3,845,184
Unibail Rodamco Westfield	7,722	1,220,027
Unibail Rodamco Westfield	58	9,150
		92,520,391
Germany — 5.8%
Allianz SE Registered	19,347	4,744,093
BASF SE	58,254	4,417,789
Bayer AG Registered	170,956	13,973,941
Bayerische Motoren Werke AG	21,469	1,767,360
Commerzbank AG	69,386	429,663
Covestro AG (a)	28,722	1,335,169
Daimler AG Registered	44,960	2,492,725
Deutsche Wohnen SE	67,098	2,742,060
Evotec SE (b) (c)	71,130	1,845,098
Fresenius SE & Co. KGaA	54,095	3,053,454
GEA Group AG	54,037	1,786,657
HeidelbergCement AG	14,979	1,091,822
HUGO BOSS AG	6,468	313,837
Knorr-Bremse AG	29,073	2,959,255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	15,081	4,449,113
SAP SE	29,049	3,914,928
Siemens AG Registered	90,753	11,863,224
Siemens Healthineers AG (a)	45,554	2,187,464
Stroeer SE & Co KGaA	15,712	1,271,228
Teamviewer AG (b)	58,304	2,086,599
Telefonica Deutschland Holding AG	985,501	2,856,367
Zalando SE (a) (b)	65,224	3,304,913
		74,886,759
Hong Kong — 1.7%
AIA Group Ltd.	1,603,800	16,874,631
Beijing Enterprises Holdings Ltd.	238,500	1,095,687
China Resources Beer Holdings Company Ltd.	282,000	1,561,951
CSPC Pharmaceutical Group Ltd.	440,000	1,050,238
Fosun International Ltd.	1,130,000	1,651,252
		22,233,759
Hungary — 0.3%
OTP Bank Nyrt	69,941	3,660,483
India — 1.9%
Axis Bank Ltd. GDR	79,368	4,222,132
HDFC Bank Ltd. ADR	246,992	15,651,883
ICICI Bank Ltd. Sponsored ADR	118,600	1,789,674
Infosys Ltd. Sponsored ADR	220,710	2,277,727
Mahindra & Mahindra Ltd. Sponsored GDR	60,606	458,973
		24,400,389
Indonesia — 1.1%
Astra International Tbk PT	3,659,800	1,817,660
Bank Central Asia Tbk PT	3,534,300	8,490,703
Bank Negara Indonesia Persero Tbk PT	2,518,900	1,420,546

The accompanying notes are an integral part of the portfolio of investments.

148

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sarana Menara Nusantara Tbk PT	35,725,300	$2,068,219
		13,797,128
Ireland — 0.5%
DCC PLC	22,031	1,917,696
Linde PLC (b)	19,196	4,120,791
		6,038,487
Italy — 1.0%
Banca Mediolanum SpA	234,263	2,328,994
Eni SpA	144,650	2,247,691
Intesa Sanpaolo SpA	590,916	1,557,732
Leonardo SpA	59,491	697,185
Moncler SpA	51,828	2,331,123
Prysmian SpA	133,934	3,227,464
		12,390,189
Japan — 16.1%
Aisin Seiki Co. Ltd.	30,100	1,113,249
Asahi Kasei Corp.	216,100	2,424,768
Asics Corp.	120,000	1,995,911
Astellas Pharma, Inc.	555,300	9,485,584
Benesse Holdings, Inc.	62,000	1,630,248
Bridgestone Corp. (c)	40,500	1,504,285
Central Japan Railway Co.	9,100	1,828,668
Chugai Pharmaceutical Co. Ltd.	21,700	1,998,658
Coca-Cola Bottlers Japan Holdings, Inc. (c)	79,900	2,051,674
CyberAgent, Inc.	38,800	1,350,813
Daiichi Sankyo Co. Ltd.	19,500	1,287,641
DeNA Co. Ltd.	45,800	736,722
DIC Corp. (c)	59,500	1,640,850
Disco Corp.	7,600	1,809,042
Electric Power Development Co. Ltd.	64,300	1,562,559
en-japan, Inc.	27,300	1,194,408
Ezaki Glico Co. Ltd.	45,700	2,033,509
Fujitsu General Ltd.	128,900	2,894,588
Fujitsu Ltd.	31,000	2,925,251
Hamamatsu Photonics KK	33,800	1,384,961
Hitachi Ltd.	58,100	2,447,290
Hitachi Metals Ltd.	155,400	2,283,023
Honda Motor Co. Ltd.	37,000	1,043,666
Hoshizaki Corp.	13,300	1,184,237
Ibiden Co. Ltd.	34,500	818,503
Japan Tobacco, Inc. (c)	100,000	2,229,310
JGC Holdings Corp.	84,900	1,366,196
Kansai Paint Co. Ltd.	45,500	1,112,044
Kirin Holdings Co. Ltd.	179,600	3,917,204
Kusuri no Aoki Holdings Co. Ltd.	9,100	572,754
Mitsubishi Corp.	90,600	2,403,601
Mitsubishi Electric Corp.	624,100	8,485,997
Mitsubishi Estate Co. Ltd.	108,900	2,081,864
Mitsubishi Motors Corp.	354,400	1,475,233
Mitsubishi UFJ Financial Group, Inc.	1,180,000	6,377,432
Mitsubishi UFJ Lease & Finance Co. Ltd.	209,200	1,346,419
Mitsui Fudosan Co. Ltd.	109,900	2,684,190
Mitsui Mining & Smelting Co. Ltd.	22,900	608,006
Murata Manufacturing Co. Ltd.	97,600	6,034,117
Nippon Shokubai Co. Ltd.	27,100	1,675,070
Nippon Telegraph & Telephone Corp.	676,900	17,145,752
Omron Corp.	29,500	1,718,573
ORIX Corp.	148,800	2,476,830
Otsuka Holdings Co. Ltd.	132,000	5,870,333
Outsourcing, Inc.	106,800	1,130,576
Pan Pacific International Holding Corp.	77,800	1,291,318
Panasonic Corp.	180,000	1,688,278
Persol Holdings Co. Ltd.	106,100	1,994,273
Pola Orbis Holdings, Inc. (c)	27,700	661,736
Recruit Holdings Co. Ltd.	68,700	2,585,204
Renesas Electronics Corp. (b)	130,000	895,166
Sega Sammy Holdings, Inc.	24,000	349,565
Seven & i Holdings Co. Ltd.	196,300	7,182,373
SMC Corp.	3,300	1,508,458
SoftBank Group Corp.	31,800	1,384,461
Sompo Holdings, Inc.	63,000	2,468,609
Sony Corp.	29,200	1,987,550
Stanley Electric Co. Ltd.	203,600	5,886,405
Sumitomo Corp.	410,100	6,114,178
Sumitomo Mitsui Trust Holdings, Inc.	42,800	1,688,974
Sumitomo Rubber Industries Ltd. (c)	64,600	785,893
Suzuki Motor Corp.	122,400	5,126,926
Takeda Pharmaceutical Co. Ltd.	297,731	11,795,464
Takeda Pharmaceutical Co. Ltd. Sponsored ADR (b)	43,522	858,689
TechnoPro Holdings, Inc.	14,900	1,045,840
Terumo Corp.	56,500	1,996,120
THK Co. Ltd. (c)	75,300	2,021,089
Tokio Marine Holdings, Inc.	61,700	3,445,070
Tokyo Electron Ltd.	20,200	4,439,008
Tosoh Corp.	24,600	378,585
Toyota Motor Corp.	138,300	9,737,673
Trend Micro, Inc. (b) (c)	19,400	992,760
Welcia Holdings Co. Ltd.	17,200	1,095,606
Z Holdings Corp.	1,107,800	4,641,351
		207,388,231
Luxembourg — 0.3%
Globant SA (b)	7,980	846,279
Samsonite International SA (a)	496,200	1,188,748
Tenaris SA ADR	70,194	1,589,192
		3,624,219

The accompanying notes are an integral part of the portfolio of investments.

149

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.2%
Grupo Aeroportuario del Sureste SAB de CV	5,151	$965,246
Wal-Mart de Mexico SAB de CV	672,200	1,929,764
		2,895,010
Netherlands — 5.2%
ABN AMRO Bank NV (a)	227,815	4,161,070
Adyen NV (a) (b)	728	599,037
Airbus SE	20,998	3,080,778
Akzo Nobel NV	22,142	2,257,559
ASML Holding NV	42,088	12,534,235
ING Groep NV	465,026	5,588,702
Koninklijke DSM NV	19,905	2,598,328
Koninklijke Philips NV	242,618	11,861,392
NXP Semiconductor NV	106,953	13,610,839
Prosus NV (b)	79,190	5,925,573
Unilever NV	50,114	2,883,365
X5 Retail Group NV GDR	35,497	1,225,114
Yandex NV Class A (b)	25,700	1,117,693
		67,443,685
Norway — 0.7%
DNB ASA	175,946	3,297,223
Equinor ASA	138,484	2,769,472
Storebrand ASA	278,551	2,190,020
Yara International ASA	18,937	789,080
		9,045,795
Philippines — 0.4%
SM Investments Corp.	208,590	4,293,611
Universal Robina Corp.	474,590	1,360,385
		5,653,996
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	177,968	1,878,700
Portugal — 1.0%
Banco Comercial Portugues SA	4,748,997	1,082,916
Galp Energia SGPS SA	447,356	7,482,191
Jeronimo Martins SGPS SA	243,404	4,008,871
		12,573,978
Republic of Korea — 4.2%
KT Corp. Sponsored ADR (b)	144,769	1,679,320
KT Corp. (b)	34,577	807,370
LG Household & Health Care Ltd.	7,902	8,608,142
NAVER Corp.	62,688	10,098,606
Samsung Electronics Co. Ltd.	628,234	30,271,037
SK Hynix, Inc. (b)	37,087	3,014,113
		54,478,588
Russia — 0.7%
Sberbank of Russia PJSC Sponsored ADR	578,936	9,525,798
Saudi Arabia — 0.3%
Al Rajhi Bank	205,913	3,590,575
National Commercial Bank	40,932	537,571
		4,128,146
Singapore — 0.7%
DBS Group Holdings, Ltd.	86,000	1,657,672
United Overseas Bank Ltd.	298,200	5,865,569
Wilmar International Ltd.	600,700	1,842,330
		9,365,571
South Africa — 1.5%
Absa Group Ltd.	83,128	887,719
Capitec Bank Holdings Ltd.	10,721	1,107,913
Clicks Group Ltd.	49,916	915,335
FirstRand Ltd.	1,012,094	4,551,770
Naspers Ltd.	49,943	8,163,280
Sanlam Ltd.	416,760	2,356,394
Shoprite Holdings Ltd.	212,141	1,909,818
		19,892,229
Spain — 0.8%
Amadeus IT Group SA	54,658	4,478,503
Iberdrola SA	350,074	3,605,425
Indra Sistemas SA (b)	89,000	1,024,025
Tecnicas Reunidas SA (b)	22,223	594,194
		9,702,147
Sweden — 1.5%
Elekta AB	115,169	1,517,296
Essity AB Class B	217,656	7,016,815
Getinge AB Class B	151,840	2,819,512
Hexagon AB Class B	39,406	2,207,862
Svenska Handelsbanken AB Class A	280,116	3,016,097
Telefonaktiebolaget LM Ericsson Class B	320,612	2,809,303
		19,386,885
Switzerland — 6.7%
ABB Ltd. Registered	117,870	2,845,486
Adecco Group AG Registered	23,878	1,509,570
Alcon, Inc. (b)	51,746	2,931,396
dormakaba Holding AG	2,424	1,734,468
GAM Holding Ltd. (b)	53,412	154,650
Julius Baer Group Ltd.	71,168	3,675,423
Lonza Group AG Registered	13,864	5,056,408
Nestle SA Registered	167,829	18,182,014
Novartis AG Registered	144,595	13,699,273
PSP Swiss Property AG Registered	13,300	1,836,758
Roche Holding AG	57,707	18,711,959
UBS Group AG Registered	614,682	7,757,812
Zurich Insurance Group AG	20,156	8,266,784
		86,362,001
Taiwan — 3.3%
Catcher Technology Co. Ltd.	92,000	697,196
Largan Precision Co. Ltd.	38,000	6,349,405

The accompanying notes are an integral part of the portfolio of investments.

150

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
President Chain Store Corp.	173,000	$1,756,315
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	105,255	6,115,316
Taiwan Semiconductor Manufacturing Co. Ltd.	2,371,000	26,257,572
Uni-President Enterprises Corp.	502,000	1,242,566
		42,418,370
Thailand — 0.5%
Airports of Thailand PCL	363,500	901,051
CP ALL PCL	2,381,500	5,744,302
		6,645,353
Turkey — 0.1%
BIM Birlesik Magazalar AS	89,430	701,873
United Arab Emirates — 0.4%
First Abu Dhabi Bank PJSC	1,275,546	5,257,613
United Kingdom — 11.9%
Amcor PLC	820,853	8,995,157
Antofagasta PLC	267,504	3,259,332
ASOS PLC (b)	69,661	3,125,031
AstraZeneca PLC Sponsored ADR	123,853	6,175,311
Aviva PLC	310,547	1,732,408
Barclays PLC Sponsored ADR	45,300	431,256
BHP Group PLC	99,558	2,351,553
BP PLC Sponsored ADR	122,332	4,616,810
British American Tobacco PLC	145,675	6,206,517
BT Group PLC	999,597	2,561,779
Burberry Group PLC	110,615	3,237,225
Close Brothers Group PLC	19,591	415,643
Cobham PLC	272,223	592,491
Compass Group PLC	83,090	2,081,476
Diageo PLC	74,403	3,135,318
Direct Line Insurance Group PLC	512,891	2,137,036
GlaxoSmithKline PLC Sponsored ADR	218,058	10,246,545
Great Portland Estates PLC	288,172	3,286,740
HomeServe PLC	126,475	2,118,535
HSBC Holdings PLC	288,113	2,262,594
Investec PLC	212,678	1,252,462
Johnson Matthey PLC	61,930	2,464,102
Kingfisher PLC	643,904	1,867,362
LivaNova PLC (b)	23,863	1,799,986
Lloyds Banking Group PLC	8,447,260	7,050,306
London Stock Exchange Group PLC	43,411	4,484,015
Meggitt PLC	667,858	5,819,682
Melrose Industries PLC	817,819	2,614,047
National Grid PLC	175,961	2,211,290
Network International Holdings PLC (a) (b)	444,243	3,770,490
Next PLC	27,340	2,545,642
Persimmon PLC	55,435	1,996,996
Playtech PLC	186,833	983,959
Prudential PLC	200,092	3,850,057
Rolls-Royce Holdings PLC	264,915	2,398,850
Royal Dutch Shell PLC B Shares Sponsored ADR (c)	54,391	3,261,828
Royal Dutch Shell PLC Class B	181,016	5,393,838
RSA Insurance Group PLC	182,149	1,374,943
Smith & Nephew PLC	103,938	2,510,785
Smiths Group PLC	99,300	2,220,080
Standard Chartered PLC	184,393	1,741,522
Unilever PLC	133,757	7,657,489
Vodafone Group PLC	2,601,393	5,050,271
Vodafone Group PLC Sponsored ADR	158,062	3,055,339
The Weir Group PLC	59,390	1,188,393
WPP PLC	412,097	5,799,629
		153,332,120
United States — 1.5%
Autoliv, Inc.	18,788	1,585,338
Booking Holdings, Inc. (b)	1,751	3,596,081
Broadcom, Inc.	8,852	2,797,409
Mastercard, Inc. Class A	7,487	2,235,543
MercadoLibre, Inc. (b)	4,728	2,704,132
Philip Morris International, Inc.	57,562	4,897,951
Southern Copper Corp.	34,575	1,468,746
		19,285,200

TOTAL COMMON STOCK (Cost $1,156,286,860)		1,246,053,250

PREFERRED STOCK — 1.2%
Brazil — 0.9%
Banco Bradesco SA 3.340%	411,932	3,705,909
Itau Unibanco Holding SA 0.550%	808,750	7,442,269
		11,148,178
Germany — 0.0%
Sartorius AG 0.290%	2,658	569,046
Italy — 0.1%
Telecom Italia SpA 5.420%	1,507,304	922,662
Republic of Korea — 0.2%
Samsung Electronics Co. Ltd. 3.760%	58,537	2,283,781
United States — 0.0%
Roofoods, Ltd., Series G (Acquired 5/16/19, Cost $550,376) (b) (d) (e) (f)	1,317	550,376

TOTAL PREFERRED STOCK (Cost $14,920,939)		15,474,043

TOTAL EQUITIES (Cost $1,171,207,799)		1,261,527,293

The accompanying notes are an integral part of the portfolio of investments.

151

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 0.1%
United States — 0.1%
State Street Navigator Securities Lending Prime Portfolio (g)	1,684,718	$1,684,718

TOTAL MUTUAL FUNDS (Cost $1,684,718)		1,684,718

TOTAL LONG-TERM INVESTMENTS (Cost $1,172,892,517)		1,263,212,011

SHORT-TERM INVESTMENTS — 2.5%
Mutual Fund — 2.4%
T. Rowe Price Government Reserve Investment Fund	30,422,638	30,422,638

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (h)	$1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $31,422,638)		31,422,638

TOTAL INVESTMENTS — 100.5% (Cost $1,204,315,155) (i)		1,294,634,649

Other Assets/(Liabilities) — (0.5)%		(6,414,198)

NET ASSETS — 100.0%		$1,288,220,451

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $19,089,167 or 1.48% of net assets.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $22,605,431 or 1.75% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $21,881,754 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $550,376 or 0.04% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At December 31, 2019, these securities amounted to a value of $550,376 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,000,044. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,023,202.
(i)	See Note 3 for aggregate cost for federal tax purposes.

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
ASML Holding NV	Goldman Sachs International	1/17/20	260.00	7	EUR	182,000	$(5,449)	$(1,971)	$(3,478)
ASML Holding NV	Goldman Sachs International	2/21/20	280.00	3	EUR	84,000	(1,011)	(1,070)	59
ASML Holding NV	Goldman Sachs International	2/21/20	280.00	6	EUR	168,000	(2,022)	(2,416)	394
ASML Holding NV	Goldman Sachs International	2/21/20	280.00	3	EUR	84,000	(1,057)	(1,044)	(13)
Erste Group Bank AG	JP Morgan Chase Bank N.A.	1/17/20	35.00	47	EUR	164,500	(767)	(2,296)	1,529
Ubisoft Entertainment SA	JP Morgan Chase Bank N.A.	1/17/20	60.00	8	EUR	48,000	(2,289)	(955)	(1,334)
Ubisoft Entertainment SA	JP Morgan Chase Bank N.A.	1/17/20	60.00	28	EUR	168,000	(8,013)	(3,780)	(4,233)
Hexagon AB	JP Morgan Chase Bank N.A.	1/17/20	570.00	2	SEK	114,000	(14)	(115)	101
							$(20,622)	$(13,647)	$(6,975)

The accompanying notes are an integral part of the portfolio of investments.

152

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	1/15/20	USD	1,715,717	JPY	185,864,000	$4,326

Currency Legend

EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

153

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 22.6%
DFA Commodity Strategy Portfolio	409,334	$2,267,711
Invesco Oppenheimer Real Estate Fund, Class R6	26,042	702,614
MassMutual Premier International Equity Fund, Class I (a)	136,419	1,767,990
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	92,355	1,239,402
MassMutual Select Blue Chip Growth Fund, Class I (a)	129,264	3,040,300
MassMutual Select Diversified Value Fund, Class I (a)	257,445	2,976,061
MassMutual Select Equity Opportunities Fund, Class I (a)	123,288	2,180,959
MassMutual Select Fundamental Growth Fund, Class I (a)	222,071	1,636,663
MassMutual Select Fundamental Value Fund, Class I (a)	304,960	2,686,699
MassMutual Select Growth Opportunities Fund, Class I (a)	139,293	1,090,663
MassMutual Select Mid Cap Growth Fund, Class I (a)	67,102	1,589,646
MassMutual Select Mid-Cap Value Fund, Class I (a)	120,322	1,568,999
MassMutual Select Overseas Fund, Class I (a)	454,572	4,009,325
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	38,710	578,323
MassMutual Select Small Cap Value Equity Fund, Class I (a)	102,406	1,139,781
MM Select Equity Asset Fund, Class I (a)	1,666,245	13,663,208
Vanguard Developed Markets Index Fund, Admiral Shares	271,008	3,832,054
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	33,117	1,223,671
Vanguard Mid-Cap Index Fund, Admiral Shares	9,631	2,125,127
Vanguard Small-Cap Index Fund, Admiral Shares	14,701	1,166,843
		50,486,039
Fixed Income Funds — 77.5%
Barings Global Floating Rate Fund, Class Y (a)	213,436	1,984,954
Invesco Oppenheimer International Bond Fund, Class R6 (b)	1,607,927	8,972,230
MassMutual Premier Core Bond Fund, Class I (a)	3,434,808	37,748,536
MassMutual Premier High Yield Fund, Class I (a)	338,691	2,987,251
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	837,077	8,730,715
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,915,968	29,305,479
MassMutual Select Strategic Bond Fund, Class I (a)	2,887,672	30,926,967
MassMutual Select Total Return Bond Fund, Class I (a)	3,530,491	35,375,518
Vanguard Long-Term Treasury Index Fund, Admiral Shares	90,072	2,520,214
Vanguard Total Bond Market Index Fund, Institutional Shares	1,279,927	14,143,197
		172,695,061

TOTAL MUTUAL FUNDS (Cost $217,661,104)		223,181,100

TOTAL LONG-TERM INVESTMENTS (Cost $217,661,104)		223,181,100

TOTAL INVESTMENTS — 100.1% (Cost $217,661,104) (c)		223,181,100

Other Assets/(Liabilities) — (0.1)%		(188,244)

NET ASSETS — 100.0%		$222,992,856

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

154

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.8%
DFA Commodity Strategy Portfolio	394,050	$2,183,039
Invesco Oppenheimer Real Estate Fund, Class R6	81,399	2,196,156
MassMutual Premier International Equity Fund, Class I (a)	422,915	5,480,973
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	290,130	3,893,546
MassMutual Select Blue Chip Growth Fund, Class I (a)	403,440	9,488,911
MassMutual Select Diversified Value Fund, Class I (a)	798,314	9,228,507
MassMutual Select Equity Opportunities Fund, Class I (a)	383,308	6,780,716
MassMutual Select Fundamental Growth Fund, Class I (a)	690,982	5,092,539
MassMutual Select Fundamental Value Fund, Class I (a)	954,369	8,407,994
MassMutual Select Growth Opportunities Fund, Class I (a)	435,768	3,412,062
MassMutual Select Mid Cap Growth Fund, Class I (a)	212,556	5,035,463
MassMutual Select Mid-Cap Value Fund, Class I (a)	381,824	4,978,986
MassMutual Select Overseas Fund, Class I (a)	1,439,677	12,697,949
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	142,871	2,134,494
MassMutual Select Small Cap Value Equity Fund, Class I (a)	382,559	4,257,885
MM Select Equity Asset Fund, Class I (a)	5,239,148	42,961,017
Vanguard Developed Markets Index Fund, Institutional Shares	881,790	12,486,142
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	108,542	4,010,638
Vanguard Mid-Cap Index Fund, Institutional Shares	141,531	6,898,227
Vanguard Small-Cap Index Fund, Admiral Shares	55,288	4,388,216
		156,013,460
Fixed Income Funds — 37.3%
Barings Global Floating Rate Fund, Class Y (a)	178,978	1,664,499
Invesco Oppenheimer International Bond Fund, Class R6	1,036,046	5,781,139
MassMutual Premier Core Bond Fund, Class I (a)	1,766,721	19,416,269
MassMutual Premier High Yield Fund, Class I (a)	270,292	2,383,978
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	450,639	4,700,166
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,552,503	15,602,659
MassMutual Select Strategic Bond Fund, Class I (a)	1,486,503	15,920,451
MassMutual Select Total Return Bond Fund, Class I (a)	1,817,172	18,208,064
Vanguard Long-Term Treasury Index Fund, Admiral Shares	53,955	1,509,663
Vanguard Total Bond Market Index Fund, Institutional Shares	672,924	7,435,807
		92,622,695

TOTAL MUTUAL FUNDS (Cost $245,915,105)		248,636,155

TOTAL LONG-TERM INVESTMENTS (Cost $245,915,105)		248,636,155

TOTAL INVESTMENTS — 100.1% (Cost $245,915,105) (b)		248,636,155

Other Assets/(Liabilities) — (0.1)%		(205,663)

NET ASSETS — 100.0%		$248,430,492

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

155

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 77.6%
DFA Commodity Strategy Portfolio	333,374	$1,846,892
Invesco Oppenheimer Real Estate Fund, Class R6	89,250	2,407,954
MassMutual Premier International Equity Fund, Class I (a)	465,202	6,029,022
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	378,052	5,073,461
MassMutual Select Blue Chip Growth Fund, Class I (a)	424,275	9,978,938
MassMutual Select Diversified Value Fund, Class I (a)	849,307	9,817,993
MassMutual Select Equity Opportunities Fund, Class I (a)	407,176	7,202,939
MassMutual Select Fundamental Growth Fund, Class I (a)	731,851	5,393,738
MassMutual Select Fundamental Value Fund, Class I (a)	1,002,567	8,832,618
MassMutual Select Growth Opportunities Fund, Class I (a)	465,148	3,642,109
MassMutual Select Mid Cap Growth Fund, Class I (a)	234,465	5,554,479
MassMutual Select Mid-Cap Value Fund, Class I (a)	422,048	5,503,511
MassMutual Select Overseas Fund, Class I (a)	1,566,541	13,816,896
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	180,981	2,703,863
MassMutual Select Small Cap Value Equity Fund, Class I (a)	478,787	5,328,900
MM Select Equity Asset Fund, Class I (a)	5,499,477	45,095,709
Vanguard Developed Markets Index Fund, Institutional Shares	967,101	13,694,156
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	188,541	5,298,015
Vanguard Mid-Cap Index Fund, Institutional Shares	154,712	7,540,673
Vanguard Small-Cap Index Fund, Institutional Shares	69,100	5,484,487
		170,246,353
Fixed Income Funds — 22.5%
Barings Global Floating Rate Fund, Class Y (a)	148,158	1,377,866
Invesco Oppenheimer International Bond Fund, Class R6	656,830	3,665,112
MassMutual Premier Core Bond Fund, Class I (a)	887,008	9,748,214
MassMutual Premier High Yield Fund, Class I (a)	229,036	2,020,102
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	244,488	2,550,013
MassMutual Premier Short-Duration Bond Fund, Class I (a)	833,122	8,372,873
MassMutual Select Strategic Bond Fund, Class I (a)	744,591	7,974,575
MassMutual Select Total Return Bond Fund, Class I (a)	911,732	9,135,550
Vanguard Long-Term Treasury Index Fund, Admiral Shares	31,278	875,147
Vanguard Total Bond Market Index Fund, Admiral Shares	338,170	3,736,783
		49,456,235

TOTAL MUTUAL FUNDS (Cost $216,269,583)		219,702,588

TOTAL LONG-TERM INVESTMENTS (Cost $216,269,583)		219,702,588

TOTAL INVESTMENTS — 100.1% (Cost $216,269,583) (b)		219,702,588

Other Assets/(Liabilities) — (0.1)%		(184,850)

NET ASSETS — 100.0%		$219,517,738

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

156

MassMutual RetireSMART Growth Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 94.1%
DFA Commodity Strategy Portfolio	197,735	$1,095,451
Invesco Oppenheimer Real Estate Fund, Class R6	66,934	1,805,870
MassMutual Premier International Equity Fund, Class I (a)	353,435	4,580,517
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	288,948	3,877,676
MassMutual Select Blue Chip Growth Fund, Class I (a)	319,582	7,516,557
MassMutual Select Diversified Value Fund, Class I (a)	627,126	7,249,572
MassMutual Select Equity Opportunities Fund, Class I (a)	300,621	5,317,989
MassMutual Select Fundamental Growth Fund, Class I (a)	544,737	4,014,712
MassMutual Select Fundamental Value Fund, Class I (a)	755,924	6,659,688
MassMutual Select Growth Opportunities Fund, Class I (a)	347,046	2,717,368
MassMutual Select Mid Cap Growth Fund, Class I (a)	174,168	4,126,038
MassMutual Select Mid-Cap Value Fund, Class I (a)	312,307	4,072,480
MassMutual Select Overseas Fund, Class I (a)	1,199,220	10,577,123
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	135,486	2,024,155
MassMutual Select Small Cap Value Equity Fund, Class I (a)	358,036	3,984,941
MM Select Equity Asset Fund, Class I (a)	4,145,332	33,991,725
Vanguard Developed Markets Index Fund, Institutional Shares	697,870	9,881,834
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	103,469	3,823,172
Vanguard Mid-Cap Index Fund, Institutional Shares	111,684	5,443,494
Vanguard Small-Cap Index Fund, Admiral Shares	49,875	3,958,609
		126,718,971
Fixed Income Funds — 6.0%
Barings Global Floating Rate Fund, Class Y (a)	78,939	734,131
Invesco Oppenheimer International Bond Fund, Class R6	167,501	934,653
MassMutual Premier Core Bond Fund, Class I (a)	95,549	1,050,082
MassMutual Premier High Yield Fund, Class I (a)	124,747	1,100,264
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	43,803	456,866
MassMutual Premier Short-Duration Bond Fund, Class I (a)	134,481	1,351,534
MassMutual Select Strategic Bond Fund, Class I (a)	80,332	860,357
MassMutual Select Total Return Bond Fund, Class I (a)	98,253	984,495
Vanguard Long-Term Treasury Index Fund, Admiral Shares	8,117	227,121
Vanguard Total Bond Market Index Fund, Admiral Shares	34,802	384,561
		8,084,064

TOTAL MUTUAL FUNDS (Cost $135,743,490)		134,803,035

TOTAL LONG-TERM INVESTMENTS (Cost $135,743,490)		134,803,035

TOTAL INVESTMENTS — 100.1% (Cost $135,743,490) (b)		134,803,035

Other Assets/(Liabilities) — (0.1)%		(105,740)

NET ASSETS — 100.0%		$134,697,295

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

157

MassMutual RetireSMART by JPMorgan In Retirement Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 33.2%
JPMorgan International Research Enhanced Equity Fund, Class R6	242,282	$4,453,147
JPMorgan Realty Income Fund, Class R6	137,966	1,988,084
MassMutual Premier International Equity Fund, Class I (a)	221,546	2,871,235
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	249,829	3,352,699
MassMutual Select Blue Chip Growth Fund, Class I (a)	147,022	3,457,960
MassMutual Select Diversified Value Fund, Class I (a)	297,736	3,441,823
MassMutual Select Equity Opportunities Fund, Class I (a)	141,970	2,511,441
MassMutual Select Fundamental Growth Fund, Class I (a)	255,641	1,884,074
MassMutual Select Fundamental Value Fund, Class I (a)	356,790	3,143,320
MassMutual Select Growth Opportunities Fund, Class I (a)	162,694	1,273,897
MassMutual Select Mid Cap Growth Fund, Class I (a)	60,355	1,429,806
MassMutual Select Mid-Cap Value Fund, Class I (a)	109,062	1,422,163
MassMutual Select Overseas Fund, Class I (a)	896,266	7,905,068
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	54,172	809,327
MassMutual Select Small Cap Value Equity Fund, Class I (a)	97,004	1,079,658
MM Select Equity Asset Fund, Class I (a)	1,926,116	15,794,153
Vanguard Developed Markets Index Fund, Admiral Shares	198,769	2,810,601
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	95,662	3,534,700
Vanguard Mid-Cap Index Fund, Admiral Shares	5,773	1,273,919
Vanguard Real Estate Index Fund, Admiral Shares	15,855	2,086,160
Vanguard Small-Cap Index Fund, Admiral Shares	10,619	842,809
		67,366,044
Fixed Income Funds — 67.0%
Barings Global Floating Rate Fund, Class Y (a)	567,101	5,274,038
JPMorgan Emerging Markets Debt Fund, Class R6	465,449	3,816,683
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	465,013	3,813,105
JPMorgan U.S. Government Money Market Fund, Class IM	10,036,480	10,036,480
MassMutual Premier Core Bond Fund, Class I (a)	3,938,202	43,280,842
MassMutual Premier High Yield Fund, Class I (a)	1,608,846	14,190,023
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,440,617	15,025,638
MassMutual Select Strategic Bond Fund, Class I (a)	1,374,160	14,717,253
MassMutual Select Total Return Bond Fund, Class I (a)	1,464,698	14,676,272
Vanguard Total Bond Market Index Fund, Institutional Shares	1,020,892	11,280,855
		136,111,189

TOTAL MUTUAL FUNDS (Cost $199,289,126)		203,477,233

TOTAL LONG-TERM INVESTMENTS (Cost $199,289,126)		203,477,233

TOTAL INVESTMENTS — 100.2% (Cost $199,289,126) (b)		203,477,233

Other Assets/(Liabilities) — (0.2)%		(371,386)

NET ASSETS — 100.0%		$203,105,847

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

158

MassMutual RetireSMART by JPMorgan 2020 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 39.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	567,806	$10,436,282
JPMorgan Realty Income Fund, Class R6	316,871	4,566,112
MassMutual Premier International Equity Fund, Class I (a)	519,565	6,733,558
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	575,672	7,725,523
MassMutual Select Blue Chip Growth Fund, Class I (a)	334,808	7,874,680
MassMutual Select Diversified Value Fund, Class I (a)	678,752	7,846,369
MassMutual Select Equity Opportunities Fund, Class I (a)	323,412	5,721,155
MassMutual Select Fundamental Growth Fund, Class I (a)	582,053	4,289,733
MassMutual Select Fundamental Value Fund, Class I (a)	811,334	7,147,851
MassMutual Select Growth Opportunities Fund, Class I (a)	370,794	2,903,315
MassMutual Select Mid Cap Growth Fund, Class I (a)	138,131	3,272,321
MassMutual Select Mid-Cap Value Fund, Class I (a)	249,605	3,254,848
MassMutual Select Overseas Fund, Class I (a)	2,100,499	18,526,403
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	125,394	1,873,389
MassMutual Select Small Cap Value Equity Fund, Class I (a)	223,917	2,492,192
MM Select Equity Asset Fund, Class I (a)	4,382,180	35,933,874
Vanguard Developed Markets Index Fund, Institutional Shares	463,821	6,567,701
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	288,989	8,120,591
Vanguard Mid-Cap Index Fund, Admiral Shares	13,187	2,909,874
Vanguard Real Estate Index Fund, Admiral Shares	36,335	4,780,983
Vanguard Small-Cap Index Fund, Admiral Shares	24,437	1,939,571
		154,916,325
Fixed Income Funds — 60.5%
Barings Global Floating Rate Fund, Class Y (a)	827,352	7,694,378
JPMorgan Emerging Markets Debt Fund, Class R6	841,902	6,903,600
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	841,122	6,897,200
JPMorgan U.S. Government Money Market Fund, Class IM	11,573,027	11,573,027
MassMutual Premier Core Bond Fund, Class I (a)	7,342,624	80,695,433
MassMutual Premier High Yield Fund, Class I (a)	2,853,301	25,166,117
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,105,037	21,955,535
MassMutual Select Strategic Bond Fund, Class I (a)	2,561,258	27,431,070
MassMutual Select Total Return Bond Fund, Class I (a)	2,730,022	27,354,824
Vanguard Total Bond Market Index Fund, Institutional Shares	1,900,791	21,003,741
		236,674,925

TOTAL MUTUAL FUNDS (Cost $382,459,512)		391,591,250

TOTAL LONG-TERM INVESTMENTS (Cost $382,459,512)		391,591,250

TOTAL INVESTMENTS — 100.1% (Cost $382,459,512) (b)		391,591,250

Other Assets/(Liabilities) — (0.1)%		(354,314)

NET ASSETS — 100.0%		$391,236,936

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

159

MassMutual RetireSMART by JPMorgan 2025 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 54.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	595,986	$10,954,217
JPMorgan Realty Income Fund, Class R6	322,375	4,645,424
MassMutual Premier International Equity Fund, Class I (a)	543,440	7,042,983
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	588,113	7,892,474
MassMutual Select Blue Chip Growth Fund, Class I (a)	337,592	7,940,174
MassMutual Select Diversified Value Fund, Class I (a)	682,121	7,885,319
MassMutual Select Equity Opportunities Fund, Class I (a)	325,134	5,751,623
MassMutual Select Fundamental Growth Fund, Class I (a)	585,804	4,317,373
MassMutual Select Fundamental Value Fund, Class I (a)	818,835	7,213,940
MassMutual Select Growth Opportunities Fund, Class I (a)	372,026	2,912,963
MassMutual Select Mid Cap Growth Fund, Class I (a)	140,987	3,339,981
MassMutual Select Mid-Cap Value Fund, Class I (a)	254,760	3,322,074
MassMutual Select Overseas Fund, Class I (a)	2,206,089	19,457,703
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	126,706	1,892,988
MassMutual Select Small Cap Value Equity Fund, Class I (a)	226,769	2,523,934
MM Select Equity Asset Fund, Class I (a)	4,422,960	36,268,270
Vanguard Developed Markets Index Fund, Institutional Shares	484,408	6,859,215
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	294,341	8,270,979
Vanguard Mid-Cap Index Fund, Admiral Shares	13,407	2,958,491
Vanguard Real Estate Index Fund, Admiral Shares	36,871	4,851,508
Vanguard Small-Cap Index Fund, Admiral Shares	24,747	1,964,135
		158,265,768
Fixed Income Funds — 45.8%
Barings Global Floating Rate Fund, Class Y (a)	193,289	1,797,584
JPMorgan Emerging Markets Debt Fund, Class R6	537,907	4,410,833
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	537,409	4,406,755
MassMutual Premier Core Bond Fund, Class I (a)	4,832,661	53,110,945
MassMutual Premier High Yield Fund, Class I (a)	1,700,966	15,002,524
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	493,006	5,142,048
MassMutual Select Strategic Bond Fund, Class I (a)	1,688,358	18,082,312
MassMutual Select Total Return Bond Fund, Class I (a)	1,799,561	18,031,602
Vanguard Total Bond Market Index Fund, Institutional Shares	1,244,824	13,755,305
		133,739,908

TOTAL MUTUAL FUNDS (Cost $285,576,486)		292,005,676

TOTAL LONG-TERM INVESTMENTS (Cost $285,576,486)		292,005,676

TOTAL INVESTMENTS — 100.1% (Cost $285,576,486) (b)		292,005,676

Other Assets/(Liabilities) — (0.1)%		(267,686)

NET ASSETS — 100.0%		$291,737,990

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

160

MassMutual RetireSMART by JPMorgan 2030 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 66.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	1,118,904	$20,565,451
JPMorgan Realty Income Fund, Class R6	696,140	10,031,378
MassMutual Premier International Equity Fund, Class I (a)	1,190,674	15,431,130
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,270,353	17,048,131
MassMutual Select Blue Chip Growth Fund, Class I (a)	729,277	17,152,587
MassMutual Select Diversified Value Fund, Class I (a)	1,465,555	16,941,817
MassMutual Select Equity Opportunities Fund, Class I (a)	698,244	12,351,939
MassMutual Select Fundamental Growth Fund, Class I (a)	1,260,018	9,286,330
MassMutual Select Fundamental Value Fund, Class I (a)	1,768,804	15,583,160
MassMutual Select Growth Opportunities Fund, Class I (a)	801,938	6,279,177
MassMutual Select Mid Cap Growth Fund, Class I (a)	304,805	7,220,822
MassMutual Select Mid-Cap Value Fund, Class I (a)	550,680	7,180,861
MassMutual Select Overseas Fund, Class I (a)	5,253,013	46,331,578
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	273,217	4,081,867
MassMutual Select Small Cap Value Equity Fund, Class I (a)	491,212	5,467,189
MM Select Equity Asset Fund, Class I (a)	9,558,836	78,382,458
Vanguard Developed Markets Index Fund, Institutional Shares	1,072,859	15,191,685
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	644,567	18,112,335
Vanguard Mid-Cap Index Fund, Institutional Shares	132,552	6,460,567
Vanguard Real Estate Index Fund, Institutional Shares	520,685	10,606,359
Vanguard Small-Cap Index Fund, Admiral Shares	53,883	4,276,676
		343,983,497
Fixed Income Funds — 33.6%
JPMorgan Emerging Markets Debt Fund, Class R6	772,595	6,335,280
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	773,431	6,342,135
MassMutual Premier Core Bond Fund, Class I (a)	6,624,698	72,805,435
MassMutual Premier High Yield Fund, Class I (a)	2,226,524	19,637,944
MassMutual Select Strategic Bond Fund, Class I (a)	2,321,864	24,867,165
MassMutual Select Total Return Bond Fund, Class I (a)	2,474,830	24,797,793
Vanguard Total Bond Market Index Fund, Institutional Shares	1,717,404	18,977,318
		173,763,070

TOTAL MUTUAL FUNDS (Cost $511,614,038)		517,746,567

TOTAL LONG-TERM INVESTMENTS (Cost $511,614,038)		517,746,567

TOTAL INVESTMENTS — 100.1% (Cost $511,614,038) (b)		517,746,567

Other Assets/(Liabilities) — (0.1)%		(410,723)

NET ASSETS — 100.0%		$517,335,844

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

161

MassMutual RetireSMART by JPMorgan 2035 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 77.2%
JPMorgan International Research Enhanced Equity Fund, Class R6	487,892	$8,967,463
JPMorgan Realty Income Fund, Class R6	356,976	5,144,024
MassMutual Premier International Equity Fund, Class I (a)	582,372	7,547,538
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	646,927	8,681,759
MassMutual Select Blue Chip Growth Fund, Class I (a)	378,899	8,911,698
MassMutual Select Diversified Value Fund, Class I (a)	762,759	8,817,495
MassMutual Select Equity Opportunities Fund, Class I (a)	363,470	6,429,789
MassMutual Select Fundamental Growth Fund, Class I (a)	657,061	4,842,540
MassMutual Select Fundamental Value Fund, Class I (a)	919,337	8,099,356
MassMutual Select Growth Opportunities Fund, Class I (a)	417,690	3,270,513
MassMutual Select Mid Cap Growth Fund, Class I (a)	155,581	3,685,719
MassMutual Select Mid-Cap Value Fund, Class I (a)	281,112	3,665,698
MassMutual Select Overseas Fund, Class I (a)	2,687,014	23,699,459
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	139,595	2,085,548
MassMutual Select Small Cap Value Equity Fund, Class I (a)	250,868	2,792,162
MM Select Equity Asset Fund, Class I (a)	4,966,102	40,722,033
Vanguard Developed Markets Index Fund, Institutional Shares	526,173	7,450,614
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	328,313	9,225,583
Vanguard Mid-Cap Index Fund, Admiral Shares	14,933	3,295,181
Vanguard Real Estate Index Fund, Admiral Shares	41,294	5,433,412
Vanguard Small-Cap Index Fund, Admiral Shares	27,518	2,184,092
		174,951,676
Fixed Income Funds — 22.9%
JPMorgan Emerging Markets Debt Fund, Class R6	245,616	2,014,054
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	245,388	2,012,178
MassMutual Premier Core Bond Fund, Class I (a)	1,923,813	21,142,700
MassMutual Premier High Yield Fund, Class I (a)	796,281	7,023,196
MassMutual Select Strategic Bond Fund, Class I (a)	665,185	7,124,135
MassMutual Select Total Return Bond Fund, Class I (a)	709,043	7,104,610
Vanguard Total Bond Market Index Fund, Institutional Shares	500,222	5,527,450
		51,948,323

TOTAL MUTUAL FUNDS (Cost $225,380,747)		226,899,999

TOTAL LONG-TERM INVESTMENTS (Cost $225,380,747)		226,899,999

TOTAL INVESTMENTS — 100.1% (Cost $225,380,747) (b)		226,899,999

Other Assets/(Liabilities) — (0.1)%		(215,094)

NET ASSETS — 100.0%		$226,684,905

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

162

MassMutual RetireSMART by JPMorgan 2040 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 86.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	744,428	$13,682,581
JPMorgan Realty Income Fund, Class R6	609,460	8,782,314
MassMutual Premier International Equity Fund, Class I (a)	1,004,490	13,018,193
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,103,642	14,810,875
MassMutual Select Blue Chip Growth Fund, Class I (a)	640,353	15,061,094
MassMutual Select Diversified Value Fund, Class I (a)	1,288,776	14,898,251
MassMutual Select Equity Opportunities Fund, Class I (a)	614,527	10,870,979
MassMutual Select Fundamental Growth Fund, Class I (a)	1,110,046	8,181,038
MassMutual Select Fundamental Value Fund, Class I (a)	1,553,441	13,685,812
MassMutual Select Growth Opportunities Fund, Class I (a)	704,639	5,517,321
MassMutual Select Mid Cap Growth Fund, Class I (a)	265,503	6,289,756
MassMutual Select Mid-Cap Value Fund, Class I (a)	478,861	6,244,354
MassMutual Select Overseas Fund, Class I (a)	4,825,856	42,564,050
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	238,406	3,561,778
MassMutual Select Small Cap Value Equity Fund, Class I (a)	425,861	4,739,829
MM Select Equity Asset Fund, Class I (a)	8,390,377	68,801,093
Vanguard Developed Markets Index Fund, Institutional Shares	894,119	12,660,730
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	552,818	15,534,189
Vanguard Mid-Cap Index Fund, Institutional Shares	114,006	5,556,662
Vanguard Real Estate Index Fund, Institutional Shares	450,671	9,180,169
Vanguard Small-Cap Index Fund, Admiral Shares	46,581	3,697,134
		297,338,202
Fixed Income Funds — 14.1%
JPMorgan Emerging Markets Debt Fund, Class R6	265,472	2,176,870
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	265,224	2,174,841
MassMutual Premier Core Bond Fund, Class I (a)	1,695,321	18,631,580
MassMutual Premier High Yield Fund, Class I (a)	944,278	8,328,530
MassMutual Select Strategic Bond Fund, Class I (a)	586,362	6,279,932
MassMutual Select Total Return Bond Fund, Class I (a)	624,965	6,262,148
Vanguard Total Bond Market Index Fund, Admiral Shares	435,529	4,812,599
		48,666,500

TOTAL MUTUAL FUNDS (Cost $347,342,197)		346,004,702

TOTAL LONG-TERM INVESTMENTS (Cost $347,342,197)		346,004,702

TOTAL INVESTMENTS — 100.1% (Cost $347,342,197) (b)		346,004,702

Other Assets/(Liabilities) — (0.1)%		(242,796)

NET ASSETS — 100.0%		$345,761,906

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

163

MassMutual RetireSMART by JPMorgan 2045 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 91.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	309,325	$5,685,401
JPMorgan Realty Income Fund, Class R6	267,419	3,853,507
MassMutual Premier International Equity Fund, Class I (a)	444,437	5,759,906
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	486,889	6,534,053
MassMutual Select Blue Chip Growth Fund, Class I (a)	282,591	6,646,550
MassMutual Select Diversified Value Fund, Class I (a)	568,768	6,574,958
MassMutual Select Equity Opportunities Fund, Class I (a)	271,246	4,798,336
MassMutual Select Fundamental Growth Fund, Class I (a)	488,060	3,597,003
MassMutual Select Fundamental Value Fund, Class I (a)	685,467	6,038,960
MassMutual Select Growth Opportunities Fund, Class I (a)	309,911	2,426,606
MassMutual Select Mid Cap Growth Fund, Class I (a)	116,747	2,765,736
MassMutual Select Mid-Cap Value Fund, Class I (a)	210,507	2,745,013
MassMutual Select Overseas Fund, Class I (a)	2,187,519	19,293,917
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	105,038	1,569,275
MassMutual Select Small Cap Value Equity Fund, Class I (a)	188,383	2,096,708
MM Select Equity Asset Fund, Class I (a)	3,704,751	30,378,955
Vanguard Developed Markets Index Fund, Institutional Shares	399,288	5,653,924
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	245,771	6,906,153
Vanguard Mid-Cap Index Fund, Admiral Shares	11,210	2,473,554
Vanguard Real Estate Index Fund, Admiral Shares	30,800	4,052,646
Vanguard Small-Cap Index Fund, Admiral Shares	20,664	1,640,128
		131,491,289
Fixed Income Funds — 8.8%
JPMorgan Emerging Markets Debt Fund, Class R6	81,785	670,634
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	81,869	671,327
MassMutual Premier Core Bond Fund, Class I (a)	403,873	4,438,561
MassMutual Premier High Yield Fund, Class I (a)	311,644	2,748,702
MassMutual Select Strategic Bond Fund, Class I (a)	139,247	1,491,337
MassMutual Select Total Return Bond Fund, Class I (a)	148,416	1,487,128
Vanguard Total Bond Market Index Fund, Admiral Shares	104,236	1,151,811
		12,659,500

TOTAL MUTUAL FUNDS (Cost $143,537,597)		144,150,789

TOTAL LONG-TERM INVESTMENTS (Cost $143,537,597)		144,150,789

TOTAL INVESTMENTS — 100.1% (Cost $143,537,597) (b)		144,150,789

Other Assets/(Liabilities) — (0.1)%		(147,860)

NET ASSETS — 100.0%		$144,002,929

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

164

MassMutual RetireSMART by JPMorgan 2050 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 91.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	447,089	$8,217,496
JPMorgan Realty Income Fund, Class R6	385,189	5,550,573
MassMutual Premier International Equity Fund, Class I (a)	643,026	8,333,618
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	702,665	9,429,759
MassMutual Select Blue Chip Growth Fund, Class I (a)	407,268	9,578,951
MassMutual Select Diversified Value Fund, Class I (a)	819,409	9,472,371
MassMutual Select Equity Opportunities Fund, Class I (a)	390,745	6,912,278
MassMutual Select Fundamental Growth Fund, Class I (a)	704,425	5,191,613
MassMutual Select Fundamental Value Fund, Class I (a)	988,010	8,704,371
MassMutual Select Growth Opportunities Fund, Class I (a)	447,099	3,500,784
MassMutual Select Mid Cap Growth Fund, Class I (a)	168,471	3,991,067
MassMutual Select Mid-Cap Value Fund, Class I (a)	304,443	3,969,938
MassMutual Select Overseas Fund, Class I (a)	3,161,162	27,881,447
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	151,859	2,268,775
MassMutual Select Small Cap Value Equity Fund, Class I (a)	272,357	3,031,339
MM Select Equity Asset Fund, Class I (a)	5,339,137	43,780,921
Vanguard Developed Markets Index Fund, Institutional Shares	569,281	8,061,024
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	350,392	9,846,027
Vanguard Mid-Cap Index Fund, Admiral Shares	15,982	3,526,591
Vanguard Real Estate Index Fund, Institutional Shares	283,771	5,780,407
Vanguard Small-Cap Index Fund, Admiral Shares	29,462	2,338,403
		189,367,753
Fixed Income Funds — 8.8%
JPMorgan Emerging Markets Debt Fund, Class R6	118,275	969,858
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	118,167	968,969
MassMutual Premier Core Bond Fund, Class I (a)	582,505	6,401,728
MassMutual Premier High Yield Fund, Class I (a)	449,005	3,960,220
MassMutual Select Strategic Bond Fund, Class I (a)	200,827	2,150,858
MassMutual Select Total Return Bond Fund, Class I (a)	214,061	2,144,894
Vanguard Total Bond Market Index Fund, Admiral Shares	148,630	1,642,356
		18,238,883

TOTAL MUTUAL FUNDS (Cost $208,148,982)		207,606,636

TOTAL LONG-TERM INVESTMENTS (Cost $208,148,982)		207,606,636

TOTAL INVESTMENTS — 100.1% (Cost $208,148,982) (b)		207,606,636

Other Assets/(Liabilities) — (0.1)%		(126,379)

NET ASSETS — 100.0%		$207,480,257

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

165

MassMutual RetireSMART by JPMorgan 2055 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 91.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	134,558	$2,473,176
JPMorgan Realty Income Fund, Class R6	116,951	1,685,267
MassMutual Premier International Equity Fund, Class I (a)	194,386	2,519,247
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	212,909	2,857,237
MassMutual Select Blue Chip Growth Fund, Class I (a)	123,201	2,897,687
MassMutual Select Diversified Value Fund, Class I (a)	248,782	2,875,916
MassMutual Select Equity Opportunities Fund, Class I (a)	118,645	2,098,833
MassMutual Select Fundamental Growth Fund, Class I (a)	214,294	1,579,345
MassMutual Select Fundamental Value Fund, Class I (a)	298,862	2,632,977
MassMutual Select Growth Opportunities Fund, Class I (a)	135,807	1,063,373
MassMutual Select Mid Cap Growth Fund, Class I (a)	51,159	1,211,947
MassMutual Select Mid-Cap Value Fund, Class I (a)	92,435	1,205,358
MassMutual Select Overseas Fund, Class I (a)	951,685	8,393,860
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	46,027	687,638
MassMutual Select Small Cap Value Equity Fund, Class I (a)	82,550	918,779
MM Select Equity Asset Fund, Class I (a)	1,615,274	13,245,248
Vanguard Developed Markets Index Fund, Admiral Shares	176,710	2,498,681
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	82,587	3,051,580
Vanguard Mid-Cap Index Fund, Admiral Shares	4,953	1,093,027
Vanguard Real Estate Index Fund, Admiral Shares	13,615	1,791,517
Vanguard Small-Cap Index Fund, Admiral Shares	9,133	724,851
		57,505,544
Fixed Income Funds — 8.8%
JPMorgan Emerging Markets Debt Fund, Class R6	35,915	294,505
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	35,882	294,229
MassMutual Premier Core Bond Fund, Class I (a)	176,158	1,935,979
MassMutual Premier High Yield Fund, Class I (a)	136,316	1,202,304
MassMutual Select Strategic Bond Fund, Class I (a)	60,736	650,486
MassMutual Select Total Return Bond Fund, Class I (a)	64,734	648,636
Vanguard Total Bond Market Index Fund, Admiral Shares	46,073	509,102
		5,535,241

TOTAL MUTUAL FUNDS (Cost $61,821,286)		63,040,785

TOTAL LONG-TERM INVESTMENTS (Cost $61,821,286)		63,040,785

TOTAL INVESTMENTS — 100.1% (Cost $61,821,286) (b)		63,040,785

Other Assets/(Liabilities) — (0.1)%		(67,986)

NET ASSETS — 100.0%		$62,972,799

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

166

MassMutual RetireSMART by JPMorgan 2060 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Equity Funds — 91.2%
JPMorgan International Research Enhanced Equity Fund, Class R6	31,809	$584,641
JPMorgan Realty Income Fund, Class R6	28,017	403,720
MassMutual Premier International Equity Fund, Class I (a)	46,045	596,742
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	50,392	676,262
MassMutual Select Blue Chip Growth Fund, Class I (a)	29,583	695,784
MassMutual Select Diversified Value Fund, Class I (a)	59,677	689,868
MassMutual Select Equity Opportunities Fund, Class I (a)	28,515	504,426
MassMutual Select Fundamental Growth Fund, Class I (a)	51,409	378,882
MassMutual Select Fundamental Value Fund, Class I (a)	71,755	632,159
MassMutual Select Growth Opportunities Fund, Class I (a)	32,688	255,948
MassMutual Select Mid Cap Growth Fund, Class I (a)	12,304	291,470
MassMutual Select Mid-Cap Value Fund, Class I (a)	22,219	289,732
MassMutual Select Overseas Fund, Class I (a)	225,056	1,984,996
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	11,047	165,049
MassMutual Select Small Cap Value Equity Fund, Class I (a)	19,803	220,406
MM Select Equity Asset Fund, Class I (a)	387,876	3,180,580
Vanguard Developed Markets Index Fund, Admiral Shares	45,575	644,436
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	21,299	787,006
Vanguard Mid-Cap Index Fund, Admiral Shares	1,278	281,933
Vanguard Real Estate Index Fund, Admiral Shares	3,512	462,151
Vanguard Small-Cap Index Fund, Admiral Shares	2,355	186,947
		13,913,138
Fixed Income Funds — 8.7%
JPMorgan Emerging Markets Debt Fund, Class R6	8,636	70,812
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	8,627	70,738
MassMutual Premier Core Bond Fund, Class I (a)	42,251	464,343
MassMutual Premier High Yield Fund, Class I (a)	32,695	288,367
MassMutual Select Strategic Bond Fund, Class I (a)	14,565	155,987
MassMutual Select Total Return Bond Fund, Class I (a)	15,524	155,549
Vanguard Total Bond Market Index Fund, Admiral Shares	11,884	131,316
		1,337,112

TOTAL MUTUAL FUNDS (Cost $14,820,664)		15,250,250

TOTAL LONG-TERM INVESTMENTS (Cost $14,820,664)		15,250,250

TOTAL INVESTMENTS — 99.9% (Cost $14,820,664) (b)		15,250,250

Other Assets/(Liabilities) — 0.1%		9,977

NET ASSETS — 100.0%		$15,260,227

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

167

MM Select Equity Asset Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 96.0%
Basic Materials — 1.8%
Chemicals — 1.7%
Celanese Corp.	12,600	$1,551,312
Dow, Inc.	24,350	1,332,675
DuPont de Nemours, Inc.	19,310	1,239,702
Eastman Chemical Co.	26,130	2,071,064
Linde PLC	6,940	1,477,526
LyondellBasell Industries NV Class A	9,200	869,216
		8,541,495
Mining — 0.1%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	3,141	-
Freeport-McMoRan, Inc.	23,350	306,352
Newmont Goldcorp Corp.	8,470	368,022
		674,374
		9,215,869
Communications — 14.0%
Internet — 9.1%
Alphabet, Inc. Class A (c)	6,610	8,853,368
Alphabet, Inc. Class C (c)	6,070	8,115,711
Amazon.com, Inc. (c)	8,750	16,168,600
Booking Holdings, Inc. (c)	290	595,582
Expedia Group, Inc.	18,500	2,000,590
Facebook, Inc. Class A (c)	31,410	6,446,903
Lyft, Inc. Class A (c)	6,510	280,060
Netflix, Inc. (c)	10,230	3,310,121
		45,770,935
Media — 3.4%
Altice USA, Inc. Class A (c)	28,270	772,902
Charter Communications, Inc. Class A (c)	9,950	4,826,546
Comcast Corp. Class A	162,950	7,327,861
Discovery, Inc. Class A (c) (d)	39,580	1,295,849
Discovery, Inc. Class C (c)	43,220	1,317,778
ViacomCBS, Inc. Class B	5,440	228,317
The Walt Disney Co.	8,710	1,259,727
		17,028,980
Telecommunications — 1.5%
AT&T, Inc.	6,850	267,698
Cisco Systems, Inc.	21,510	1,031,620
Motorola Solutions, Inc.	1,800	290,052
T-Mobile US, Inc. (c)	7,400	580,308
Verizon Communications, Inc.	85,650	5,258,910
		7,428,588
		70,228,503
Consumer, Cyclical — 8.2%
Airlines — 0.4%
Delta Air Lines, Inc.	17,460	1,021,061
Southwest Airlines Co.	12,670	683,927
United Airlines Holdings, Inc. (c)	4,310	379,668
		2,084,656
Apparel — 0.9%
NIKE, Inc. Class B	37,270	3,775,824
Ralph Lauren Corp.	4,750	556,795
		4,332,619
Auto Manufacturers — 0.7%
Cummins, Inc.	12,970	2,321,111
General Motors Co.	39,840	1,458,144
		3,779,255
Auto Parts & Equipment — 0.2%
Magna International, Inc.	16,580	909,247
Home Builders — 0.3%
Lennar Corp. Class A	27,310	1,523,625
Home Furnishing — 0.0%
Midea Group Co. Ltd. Class A	700	5,839
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.	3,790	506,003
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	16,330	1,811,160
Retail — 5.1%
AutoZone, Inc. (c)	2,690	3,204,624
Best Buy Co., Inc.	30,250	2,655,950
FF Group (a) (c)	294	1,583
The Home Depot, Inc.	22,220	4,852,404
Lowe’s Cos., Inc.	31,280	3,746,093
McDonald’s Corp.	5,510	1,088,831
O’Reilly Automotive, Inc. (c)	2,490	1,091,267
Ross Stores, Inc.	12,980	1,511,132
Target Corp.	7,240	928,240
The TJX Cos., Inc.	36,480	2,227,469
Walmart, Inc.	9,720	1,155,125
Yum! Brands, Inc.	30,080	3,029,958
		25,492,676
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	5,590	590,360
		41,035,440
Consumer, Non-cyclical — 21.8%
Agriculture — 1.3%
Altria Group, Inc.	34,650	1,729,382
Philip Morris International, Inc.	55,880	4,754,829
		6,484,211

The accompanying notes are an integral part of the portfolio of investments.

168

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 1.8%
The Coca-Cola Co.	107,790	$5,966,176
Constellation Brands, Inc. Class A	12,850	2,438,288
PepsiCo, Inc.	4,040	552,147
		8,956,611
Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (c)	13,000	1,405,950
Amgen, Inc.	1,930	465,265
Biogen, Inc. (c)	6,800	2,017,764
Corteva, Inc.	38,320	1,132,739
Illumina, Inc. (c)	2,680	889,063
Regeneron Pharmaceuticals, Inc. (c)	3,500	1,314,180
Vertex Pharmaceuticals, Inc. (c)	9,440	2,066,888
		9,291,849
Commercial Services — 2.6%
Automatic Data Processing, Inc.	31,010	5,287,205
Cintas Corp.	1,110	298,679
H&R Block, Inc. (d)	7,210	169,291
MarketAxess Holdings, Inc.	400	151,644
PayPal Holdings, Inc. (c)	52,440	5,672,435
S&P Global, Inc.	6,070	1,657,413
		13,236,667
Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	40,780	5,093,422
Foods — 1.1%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	-
Conagra Brands, Inc.	9,080	310,899
General Mills, Inc.	28,520	1,527,531
Mondelez International, Inc. Class A	66,500	3,662,820
		5,501,250
Health Care – Products — 3.8%
Boston Scientific Corp. (c)	81,940	3,705,327
Intuitive Surgical, Inc. (c)	1,450	857,168
Medtronic PLC	51,590	5,852,885
Thermo Fisher Scientific, Inc.	15,280	4,964,014
Zimmer Biomet Holdings, Inc.	24,790	3,710,567
		19,089,961
Health Care – Services — 2.0%
Anthem, Inc.	10,630	3,210,579
Town Health International Medical Group Ltd. (a)	62,000	5,490
UnitedHealth Group, Inc.	23,820	7,002,604
		10,218,673
Household Products & Wares — 0.0%
Kimberly-Clark Corp.	1,690	232,459
Pharmaceuticals — 6.3%
AbbVie, Inc.	50,350	4,457,989
Allergan PLC	5,270	1,007,466
Becton Dickinson and Co.	1,080	293,728
Bristol-Myers Squibb Co.	68,630	4,405,360
Cigna Corp.	20,340	4,159,326
Eli Lilly & Co.	25,980	3,414,551
Johnson & Johnson	34,510	5,033,974
McKesson Corp.	4,940	683,301
Merck & Co., Inc.	65,930	5,996,333
Pfizer, Inc.	52,460	2,055,383
		31,507,411
		109,612,514
Energy — 4.1%
Oil & Gas — 3.6%
Brightoil Petroleum Holdings Ltd. (a) (c)	52,000	10,010
Chevron Corp.	56,550	6,814,840
Diamondback Energy, Inc.	18,010	1,672,409
EOG Resources, Inc.	40,750	3,413,220
Exxon Mobil Corp.	14,420	1,006,228
Marathon Petroleum Corp.	45,290	2,728,722
Pioneer Natural Resources Co.	16,730	2,532,420
		18,177,849
Pipelines — 0.5%
ONEOK, Inc.	35,330	2,673,421
		20,851,270
Financial — 16.6%
Banks — 5.3%
Bank of America Corp.	157,240	5,537,993
Citigroup, Inc.	87,430	6,984,783
Citizens Financial Group, Inc.	14,370	583,566
Fifth Third Bancorp	19,490	599,123
KeyCorp	126,270	2,555,705
Morgan Stanley	80,570	4,118,738
Regions Financial Corp.	41,810	717,459
State Street Corp.	6,070	480,137
Truist Financial Corp.	19,530	1,099,929
Wells Fargo & Co.	72,110	3,879,518
		26,556,951
Diversified Financial Services — 5.5%
American Express Co.	25,810	3,213,087
Ameriprise Financial, Inc.	5,990	997,814
BlackRock, Inc.	2,060	1,035,562
Capital One Financial Corp.	31,020	3,192,268
The Charles Schwab Corp.	40,890	1,944,728
Intercontinental Exchange, Inc.	38,390	3,552,995
Mastercard, Inc. Class A	31,640	9,447,388
Synchrony Financial	25,310	911,413
Visa, Inc. Class A	18,280	3,434,812
		27,730,067
Insurance — 3.7%
The Allstate Corp.	11,410	1,283,055
American International Group, Inc.	46,850	2,404,811

The accompanying notes are an integral part of the portfolio of investments.

169

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arthur J Gallagher & Co.	5,110	$486,625
Berkshire Hathaway, Inc. Class B (c)	35,450	8,029,425
Convoy Global Holdings Ltd. (a) (c)	42,000	900
The Hartford Financial Services Group, Inc.	42,890	2,606,425
Lincoln National Corp.	1,540	90,875
MetLife, Inc.	57,470	2,929,246
The Progressive Corp.	4,290	310,553
Voya Financial, Inc.	3,400	207,332
		18,349,247
Real Estate Investment Trusts (REITS) — 2.1%
AvalonBay Communities, Inc.	7,260	1,522,422
Equinix, Inc.	3,060	1,786,122
Equity Residential	19,550	1,581,986
Federal Realty Investment Trust	6,700	862,491
Mid-America Apartment Communities, Inc.	5,520	727,867
Prologis, Inc.	25,490	2,272,179
Public Storage	1,930	411,013
Ventas, Inc.	16,020	924,995
VICI Properties, Inc. (d)	16,210	414,165
		10,503,240
		83,139,505
Industrial — 8.2%
Aerospace & Defense — 1.9%
The Boeing Co.	2,890	941,446
General Dynamics Corp.	19,550	3,447,643
Northrop Grumman Corp.	4,880	1,678,574
United Technologies Corp.	23,670	3,544,819
		9,612,482
Building Materials — 0.3%
Masco Corp.	29,380	1,409,946
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	6,310	481,200
Electronics — 0.9%
Honeywell International, Inc.	25,210	4,462,170
Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b) (c)	40,000	1,797
Environmental Controls — 0.5%
Waste Management, Inc.	22,130	2,521,935
Hand & Machine Tools — 0.5%
Snap-on, Inc.	4,260	721,644
Stanley Black & Decker, Inc.	10,630	1,761,816
		2,483,460
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	4,760	702,957
Machinery – Diversified — 0.2%
Deere & Co.	5,370	930,406
Miscellaneous – Manufacturing — 1.8%
Eaton Corp. PLC	51,720	4,898,919
Ingersoll-Rand PLC	14,170	1,883,476
Parker-Hannifin Corp.	11,900	2,449,258
		9,231,653
Packaging & Containers — 0.4%
Crown Holdings, Inc. (c)	16,370	1,187,480
Packaging Corp. of America	1,290	144,467
WestRock Co.	16,040	688,276
		2,020,223
Transportation — 1.4%
Kansas City Southern	3,610	552,908
Norfolk Southern Corp.	22,000	4,270,860
Union Pacific Corp.	13,050	2,359,309
		7,183,077
		41,041,306
Technology — 18.1%
Computers — 6.1%
Accenture PLC Class A	11,160	2,349,961
Apple, Inc.	83,730	24,587,315
HP, Inc.	59,690	1,226,630
International Business Machines Corp.	6,060	812,282
Leidos Holdings, Inc.	15,380	1,505,548
		30,481,736
Semiconductors — 4.5%
Advanced Micro Devices, Inc. (c)	66,950	3,070,327
Analog Devices, Inc.	36,170	4,298,443
Intel Corp.	13,200	790,020
NVIDIA Corp.	15,860	3,731,858
NXP Semiconductor NV	23,940	3,046,604
Teradyne, Inc.	25,250	1,721,798
Texas Instruments, Inc.	46,160	5,921,866
		22,580,916
Software — 7.5%
Electronic Arts, Inc. (c)	14,510	1,559,970
Fiserv, Inc. (c)	14,760	1,706,699
Intuit, Inc.	13,520	3,541,294
Microsoft Corp.	167,430	26,403,711
salesforce.com, Inc. (c)	27,690	4,503,501
		37,715,175
		90,777,827
Utilities — 3.2%
Electric — 3.2%
CMS Energy Corp.	37,740	2,371,582
Edison International	15,940	1,202,035
Entergy Corp.	27,410	3,283,718
FirstEnergy Corp.	8,210	399,006
NextEra Energy, Inc.	19,940	4,828,670
Sempra Energy	6,960	1,054,301

The accompanying notes are an integral part of the portfolio of investments.

170

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Southern Co.	33,070	$2,106,559
Xcel Energy, Inc.	13,520	858,385
		16,104,256

TOTAL COMMON STOCK (Cost $406,326,417)		482,006,490

TOTAL EQUITIES (Cost $406,326,417)		482,006,490

MUTUAL FUNDS — 0.0%
Mutual Fund — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (e)	116,748	116,748

TOTAL MUTUAL FUNDS (Cost $116,748)		116,748

WARRANTS — 0.0%
Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25, Strike 0.0002 EUR (a) (c)	11,608	124
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23, Strike 0.2763 SGD (a) (b) (c)	14,640	-

TOTAL WARRANTS (Cost $0)		124

RIGHTS — 0.0%
Basic Materials — 0.0%
Chemicals — 0.0%
A. Schulman, Inc. CVR (a) (b) (c)	427	223
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc. CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS (Cost $215)		4,066

TOTAL LONG-TERM INVESTMENTS (Cost $406,443,380)		482,127,428

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (f)	$12,263,527	12,263,527

TOTAL SHORT-TERM INVESTMENTS (Cost $12,263,527)		12,263,527

TOTAL INVESTMENTS — 98.5% (Cost $418,706,907) (g)		494,390,955

Other Assets/(Liabilities) — 1.5%		7,664,040

NET ASSETS — 100.0%		$502,054,995

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $23,970 or 0.00% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $115,558 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $1,481 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $12,264,072. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $12,509,805.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	3/20/20	14	$2,254,966	$6,804

Currency Legend

EUR	Euro
SGD	Singapore Dollar

The accompanying notes are an integral part of the portfolio of investments.

171

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.7%

BANK LOANS — 2.8%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. LIBOR + 3.500% 5.299% VRN 8/21/26	$99,750	$100,213
Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 5.305% VRN 4/30/26	438,900	439,725
PQ Corp., 2018 Term Loan B, 3 mo. LIBOR + 2.500% 4.427% VRN 2/08/25	180,769	181,641
		621,366
Biotechnology — 0.0%
Aldevron LLC, 2019 Term Loan B, 3 mo. LIBOR + 4.250% 6.195% VRN 10/12/26	310,000	313,100
Building Materials — 0.1%
Summit Materials Cos. I LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.000% 3.799% VRN 11/21/24	387,525	389,141
Commercial Services — 0.1%
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 4.550% VRN 4/29/24	606,230	606,987
Hertz Corp., 2016 Term Loan B, 0.000% 6/30/23 (a)	198,945	199,981
Prime Security Services Borrower LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.250% 4.944% VRN 9/23/26	116,572	116,805
Weight Watchers International, Inc., 2017 Term Loan B, 3 mo. LIBOR + 4.750% 6.720% VRN 11/29/24	133,009	133,175
		1,056,948
Computers — 0.2%
Dell International LLC Term Loan A6, 1 mo. LIBOR + 1.750% 3.540% VRN 3/13/24	243,750	244,664
2019 Term Loan B, 1 mo. LIBOR + 2.000% 3.800% VRN 9/19/25	45,251	45,528
Western Digital Corp. 2018 Term Loan A, 3 mo. LIBOR + 1.500% 3.202% VRN 2/27/23	428,718	428,898
2018 Term Loan B4, 3 mo. LIBOR + 1.750% 3.452% VRN 4/29/23	465,665	467,509
		1,186,599
Distribution & Wholesale — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, 1 mo. LIBOR + 2.250% 4.063% VRN 9/19/26	39,900	40,149
Diversified Financial Services — 0.1%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 3 mo. LIBOR + 2.750% 4.605% VRN 10/31/25	107,778	105,892
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 3.250% 5.049% VRN 10/01/25	346,749	349,696
		455,588
Electric — 0.2%
Eastern Power LLC, Term Loan B, 1 mo. LIBOR + 3.750% 5.549% VRN 10/02/23	250,000	250,195
PG&E Corp. DIP Delayed Draw Term Loan, 3 mo. LIBOR + 2.250% 2.250% VRN 12/31/20 (b)	51,250	51,250
DIP Term Loan, 1 mo. LIBOR + 2.250% 3.970% VRN 12/31/20	153,750	153,750
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. LIBOR + 1.750% 3.487% VRN 12/31/25	141,973	142,747
1st Lien Term Loan B3, 1 mo. LIBOR + 2.000% 3.549% VRN 12/31/25	595,193	598,437
		1,196,379
Electronics — 0.0%
Kronos, Inc., New 2nd Lien Term Loan, 0.000% 11/01/24 (a)	75,000	76,375
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.000% 4.800% VRN 4/22/26	312,638	314,814
Scientific Games International, Inc. 2018 Term Loan B5, 1 mo. LIBOR + 2.750% 4.549% VRN 8/14/24	77,675	77,804
2018 Term Loan B5, 1 mo. LIBOR + 2.750% 4.594% VRN 8/14/24	320,552	321,088
		713,706

172

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 4.799% VRN 3/29/25	$249,341	$250,104
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000% 4.799% VRN 5/30/25	502,714	503,071
		753,175
Foods — 0.0%
Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.750% 5.734% VRN 7/07/24	130,000	130,812
B&G Foods, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.500% 4.299% VRN 10/10/26	84,788	85,388
		216,200
Health Care – Services — 0.2%
Avantor, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 4.799% VRN 11/21/24	252,959	255,066
Catalent Pharma Solutions, Inc., Term Loan B2, 1 mo. LIBOR + 2.250% 4.049% VRN 5/18/26	242,789	243,472
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 4.299% VRN 8/18/22	266,850	268,094
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 1 mo. LIBOR + 4.500% 6.299% VRN 11/17/25	522,302	526,088
2018 Term Loan B, 3 mo. LIBOR + 3.500% 8.250% VRN 11/17/25	1,319	1,329
Wink Holdco, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 3.000% 4.799% VRN 12/02/24	159,593	159,693
		1,453,742
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.000% 4.799% VRN 5/09/25	298,485	298,318
Asurion LLC 2017 Term Loan B4, 1 mo. LIBOR + 3.000% 4.799% VRN 8/04/22	257,440	258,782
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 4.799% VRN 11/03/24	445,609	447,917
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.500% 8.299% VRN 8/04/25	155,000	156,782
Hub International Ltd. 2018 Term Loan B, 3 mo. LIBOR + 2.750% 4.690% VRN 4/25/25	212,839	212,558
2019 Incremental Term Loan B, 3 mo. LIBOR + 4.000% 5.903% VRN 4/25/25	340,000	343,121
		1,717,478
Investment Companies — 0.1%
UFC Holdings LLC, 2019 Term Loan, 1 mo. LIBOR + 3.250% 5.050% VRN 4/29/26	738,887	743,194
Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 4.549% VRN 12/23/24	198,985	199,192
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 3.549% VRN 8/29/25	238,200	239,391
		438,583
Machinery – Diversified — 0.0%
Welbilt, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.299% VRN 10/23/25	200,000	200,500
Media — 0.2%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 3.550% VRN 2/01/27	651,216	654,882
CSC Holdings LLC 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.250% 3.990% VRN 7/17/25	388,035	388,253
2018 Incremental Term Loan, 1 mo. LIBOR + 2.250% 3.990% VRN 1/15/26	267,227	267,227
		1,310,362
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, 3 mo. LIBOR + 2.250% 4.000% VRN 7/31/26	51,071	51,412
Packaging & Containers — 0.2%
Berry Global, Inc., USD Term Loan U, 3 mo. LIBOR + 2.500% 4.215% VRN 7/01/26	248,501	248,916
Charter NEX US, Inc. 2017 Term Loan B, 1 mo. LIBOR + 3.000% 4.799% VRN 5/16/24	308,825	307,281

The accompanying notes are an integral part of the portfolio of investments.

173

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Incremental Term Loan, 1 mo. LIBOR + 3.500% 5.299% VRN 5/16/24	$463,174	$465,489
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 4.549% VRN 2/05/23	199,486	199,955
		1,221,641
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 4.740% VRN 6/02/25	379,473	381,371
Pipelines — 0.1%
Buckeye Partners LP, 2019 Term Loan B, 1 mo. LIBOR + 2.750% 4.441% VRN 11/01/26	385,000	388,049
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 2.000% 3.785% VRN 12/20/24	80,000	80,330
Retail — 0.1%
Albertsons LLC, 2019 Term Loan B8, 1 mo. LIBOR + 2.750% 4.549% VRN 8/17/26	471,134	474,917
KFC Holding Co., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 3.495% VRN 4/03/25	421,780	422,835
		897,752
Semiconductors — 0.1%
Microchip Technology, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.000% 3.800% VRN 5/29/25	450,000	452,250
Software — 0.3%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.250% 5.195% VRN 9/19/24	298,938	299,844
Ascend Learning LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.000% 4.799% VRN 7/12/24	249,362	250,766
Camelot U.S. Acquisition 1 Co., Term Loan B, 1 mo. LIBOR + 3.250% 5.049% VRN 10/31/26	105,000	105,577
Ceridian HCM Holding, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 4.799% VRN 4/30/25	148,993	149,801
Emerald TopCo, Inc., Term Loan, 1 mo. LIBOR + 3.500% 5.299% VRN 7/24/26	269,325	270,588
Kronos, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.000% 4.909% VRN 11/01/23	581,924	584,508
Solera LLC, USD Term Loan B, 1 mo. LIBOR + 2.750% 4.549% VRN 3/03/23	149,611	149,752
		1,810,836
Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., 2017 Term Loan B4, 6 mo. LIBOR + 4.500% 6.432% VRN 1/02/24	245,000	246,705
Iridium Satellite LLC, Term Loan, 1 mo. LIBOR + 3.750% 5.549% VRN 11/04/26	490,000	495,822
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 3.549% VRN 3/01/27	286,729	287,626
		1,030,153
Transportation — 0.0%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, 3 mo. LIBOR + 4.000% 5.945% VRN 4/06/26	52,316	52,635
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, 3 mo. LIBOR + 4.000% 5.945% VRN 4/06/26	97,309	97,901
Uber Technologies, Inc., 2018 Incremental Term Loan, 1 mo. LIBOR + 3.500% 5.299% VRN 7/13/23	128,303	127,913
		278,449

TOTAL BANK LOANS (Cost $19,479,710)		19,575,041

CORPORATE DEBT — 32.0%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% 11/01/24	350,000	369,944
Agriculture — 0.9%
Altria Group, Inc. 4.800% 2/14/29	255,000	284,239
5.800% 2/14/39	830,000	976,508
5.950% 2/14/49	430,000	521,362
BAT Capital Corp. 3.222% 8/15/24	220,000	225,033
3.557% 8/15/27	1,180,000	1,204,811
BAT International Finance PLC 3.250% 6/07/22 (c)	450,000	459,986
3.950% 6/15/25 (c)	786,000	831,506
4.000% 9/04/26 GBP (c) (d)	150,000	218,410

The accompanying notes are an integral part of the portfolio of investments.

174

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bunge Finance Europe BV 1.850% 6/16/23 EUR (d)	$220,000	$255,282
Bunge Ltd. Finance Corp. 3.750% 9/25/27	570,000	582,709
Reynolds American, Inc. 4.450% 6/12/25	395,000	425,370
		5,985,216
Airlines — 0.6%
American Airlines Pass Through Trust Series 2017-2, Class B, 3.700% 4/15/27	750,782	758,954
Series 2016-3, Class B, 3.750% 4/15/27	510,404	516,156
Series 2019-1, Class B, 3.850% 8/15/29	375,000	381,077
Series 2017-2, Class A, 3.350% 4/15/31	964,757	984,539
Emirates Airline 4.500% 2/06/25 (c)	759,510	778,027
United Airlines Pass Through Trust 2.900% 11/01/29	160,000	160,670
3.500% 11/01/29	165,000	166,657
2.700% 11/01/33	100,000	100,389
		3,846,469
Auto Manufacturers — 1.0%
FCE Bank PLC 0.869% 9/13/21 EUR (c) (d)	200,000	225,221
1.660% 2/11/21 EUR (c) (d)	225,000	256,278
Ford Motor Credit Co. LLC 3.350% 11/01/22	490,000	494,986
5.085% 1/07/21	420,000	430,045
General Motors Co. 5.950% 4/01/49	925,000	1,025,466
6.250% 10/02/43	220,000	247,178
General Motors Financial Co., Inc. 2.200% 4/01/24 EUR (c) (d)	370,000	436,951
4.000% 10/06/26	620,000	650,126
4.350% 4/09/25	750,000	800,266
5.100% 1/17/24	435,000	472,250
Volkswagen Bank GmbH 1.875% 1/31/24 EUR (c) (d)	100,000	117,938
2.500% 7/31/26 EUR (c) (d)	700,000	856,923
Volkswagen Group of America Finance LLC 2.850% 9/26/24 (c)	285,000	289,523
3.200% 9/26/26 (c)	320,000	328,197
Volkswagen Leasing GmbH 1.625% 8/15/25 EUR (c) (d)	500,000	585,634
		7,216,982
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250% 5/15/26 (c)	120,000	129,300
Banks — 5.0%
ABN AMRO Bank NV 6.375% 4/27/21 EUR (c) (d)	200,000	242,930
AIB Group PLC 2.250% 7/03/25 EUR (c) (d)	300,000	363,352
3 mo. USD LIBOR + 1.874% 4.263% VRN 4/10/25 (c)	640,000	677,950
Arion Banki HF 1.000% 3/20/23 EUR (c) (d)	150,000	170,037
Banco Comercial Portugues SA 5 year EUR Swap + 4.267% 4.500% VRN 12/07/27 EUR (c) (d)	100,000	117,688
Banco de Bogota SA 4.375% 8/03/27 (c)	350,000	370,566
4.375% 8/03/27 (c)	500,000	529,380
Banco de Sabadell SA 0.875% 3/05/23 EUR (c) (d)	200,000	226,995
Banco Santander SA 1.125% 1/17/25 EUR (c) (d)	300,000	347,798
Bank of America Corp. 2.375% 6/19/24 EUR (c) (d)	150,000	184,303
2.375% 6/19/24 EUR (c) (d)	150,000	184,303
3 mo. USD LIBOR + .780% 3.550% VRN 3/05/24	1,460,000	1,515,268
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	523,241
3.950% 4/21/25	1,365,000	1,457,761
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	665,000	739,157
Barclays Bank PLC 5.140% 10/14/20	200,000	204,184
Barclays PLC 5 year EUR Swap + 2.450% 2.625% VRN 11/11/25 EUR (c) (d)	200,000	228,392
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	499,344
3 mo. USD LIBOR + 1.400% 4.610% VRN 2/15/23	1,340,000	1,399,633
BBVA Bancomer SA 4.375% 4/10/24 (c)	900,000	957,384
CaixaBank SA 1.125% 5/17/24 EUR (c) (d)	100,000	115,959
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (c) (d)	500,000	592,795
Cooperatieve Rabobank UA 4.625% 5/23/29 GBP (c) (d)	150,000	236,250
Credit Agricole SA 1.000% 9/16/24 EUR (c) (d)	200,000	232,795
Credit Suisse Group AG BPSW + 1.230% 2.125% VRN 9/12/25 GBP (c) (d)	250,000	336,316
SOFRRATE + 1.560% 2.593% VRN 9/11/25 (c)	760,000	762,175

The accompanying notes are an integral part of the portfolio of investments.

175

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Danske Bank A/S 2.000% 9/08/21 (c)	$200,000	$199,347
2.700% 3/02/22 (c)	440,000	443,333
5 year EUR Swap + 1.520% 2.750% VRN 5/19/26 EUR (c) (d)	200,000	231,255
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (c)	200,000	201,773
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (c)	255,000	258,085
3.875% 9/12/23 (c)	420,000	436,161
5.375% 1/12/24 (c)	200,000	218,927
Deutsche Bank AG 5.000% 6/24/20 EUR (c) (d)	150,000	171,884
Dexia Credit Local SA 0.625% 1/21/22 EUR (c) (d)	300,000	342,696
DNB Boligkreditt AS 1.875% 11/21/22 EUR (c) (d)	100,000	118,995
The Goldman Sachs Group, Inc. 1.375% 5/15/24 EUR (c) (d)	40,000	46,466
1.625% 7/27/26 EUR (c) (d)	140,000	167,327
3.500% 11/16/26	1,145,000	1,205,051
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	1,210,000	1,287,422
3.750% 2/25/26	900,000	952,664
3.850% 1/26/27	60,000	63,873
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	675,000	744,241
HDFC Bank Ltd. 8.100% 3/22/25 INR (c) (d)	30,000,000	418,872
Heta Asset Resolution AG 2.375% 12/13/22 EUR (c) (d)	800,000	960,790
HSBC Holdings PLC 3 mo. USD LIBOR + .987% 3.950% VRN 5/18/24	475,000	499,776
3 mo. USD LIBOR + .987% 3.950% VRN 5/18/24	395,000	415,603
ING Bank NV 5 year EUR Swap + 2.250% 3.625% VRN 2/25/26 EUR (c) (d)	100,000	116,637
Intesa Sanpaolo SpA 1.000% 7/04/24 EUR (c) (d)	300,000	341,500
JP Morgan Chase & Co. SOFRRATE + 1.510% 2.739% VRN 10/15/30	1,500,000	1,500,219
3 mo. USD LIBOR + .890% 3.797% VRN 7/23/24	195,000	205,540
3.900% 7/15/25	1,880,000	2,030,544
Kreditanstalt fuer Wiederaufbau 4.700% 6/02/37 CAD (d)	65,000	63,671
4.700% 6/02/37 CAD (d)	75,000	73,467
6.000% 8/20/20 AUD (d)	280,000	202,561
Landsbankinn HF 1.000% 5/30/23 EUR (c) (d)	100,000	113,574
1.625% 3/15/21 EUR (c) (d)	740,000	844,249
Morgan Stanley 3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (d)	100,000	113,846
1.375% 10/27/26 EUR (d)	200,000	236,392
3.125% 7/27/26	1,380,000	1,424,906
3.700% 10/23/24	1,120,000	1,189,780
Nordea Hypotek AB 1.000% 4/08/22 SEK (c) (d)	5,400,000	586,149
1.000% 9/18/24 SEK (c) (d)	5,500,000	599,442
1.250% 5/19/21 SEK (c) (d)	5,800,000	628,200
Royal Bank of Scotland Group PLC 3.875% 9/12/23	810,000	848,907
5.125% 5/28/24	340,000	368,391
6.125% 12/15/22	100,000	109,461
Societe Generale SA 5 year EUR Swap + 1.830% 2.500% VRN 9/16/26 EUR (c) (d)	400,000	465,187
UBS AG 1.375% 4/16/21 EUR (c) (d)	170,000	194,764
Unicredit Bank Czech Republic & Slovakia AS 0.625% 4/30/20 EUR (c) (d)	100,000	112,323
UniCredit SpA 2.000% 3/04/23 EUR (c) (d)	200,000	235,736
		35,205,943
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.550% 1/23/49	2,175,000	2,826,013
Building Materials — 0.2%
Boral Finance Pty Ltd. 3.000% 11/01/22 (c)	170,000	170,707
3.750% 5/01/28 (c)	1,060,000	1,064,433
CRH Finance UK PLC 4.125% 12/02/29 GBP (c) (d)	150,000	233,241
Victoria PLC 5.250% 7/15/24 EUR (c) (d)	100,000	118,934
		1,587,315
Chemicals — 0.9%
CNAC HK Finbridge Co. Ltd. 1.750% 6/14/22 EUR (c) (d)	200,000	230,577
4.625% 3/14/23 (c)	935,000	982,912
Equate Petrochemical BV 4.250% 11/03/26 (c)	600,000	641,245
4.250% 11/03/26 (c)	300,000	320,623
Israel Chemicals Ltd. 6.375% 5/31/38 (c)	950,000	1,130,662
SASOL Financing USA LLC 5.875% 3/27/24	1,100,000	1,191,146
6.500% 9/27/28	800,000	889,921
Syngenta Finance NV 3.933% 4/23/21 (c)	615,000	625,486

The accompanying notes are an integral part of the portfolio of investments.

176

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westlake Chemical Corp. 1.625% 7/17/29 EUR (d)	$215,000	$240,408
		6,252,980
Commercial Services — 0.1%
AA Bond Co. Ltd. 5.500% 7/31/43 GBP (c) (d)	100,000	112,922
Refinitiv US Holdings, Inc. 4.500% 5/15/26 EUR (c) (d)	100,000	122,069
Transurban Finance Co. 1.875% 9/16/24 EUR (c) (d)	100,000	119,511
3.375% 3/22/27 (c)	560,000	565,791
		920,293
Computers — 0.0%
Dell International LLC/EMC Corp. 4.900% 10/01/26 (c)	225,000	247,770
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	150,000	154,654
3.950% 2/01/22	745,000	769,767
4.450% 4/03/26	270,000	289,864
4.875% 1/16/24	540,000	585,426
Avolon Holdings Funding Ltd. 3.950% 7/01/24 (c)	125,000	130,263
4.375% 5/01/26 (c)	270,000	285,201
5.125% 10/01/23 (c)	675,000	727,569
5.500% 1/15/23 (c)	425,000	458,184
Cabot Financial Luxembourg SA 7.500% 10/01/23 GBP (c) (d)	100,000	137,443
Capital One Bank USA 3.375% 2/15/23	2,060,000	2,128,388
Capital One Financial Corp. 0.800% 6/12/24 EUR (d)	300,000	341,763
1.650% 6/12/29 EUR (d)	300,000	348,912
3.300% 10/30/24	120,000	124,979
3.800% 1/31/28	670,000	720,534
Discover Financial Services 3.750% 3/04/25	1,150,000	1,218,212
4.100% 2/09/27	510,000	549,578
FCA Bank SpA Ireland 1.000% 11/15/21 EUR (c) (d)	100,000	114,143
GE Capital European Funding Unlimited Co. 4.625% 2/22/27 EUR (d)	150,000	209,449
GE Capital International Funding Co. Unlimited Co. 3.373% 11/15/25	890,000	927,370
4.418% 11/15/35	1,980,000	2,118,073
Housing Development Finance Corp. Ltd. 6.875% 4/30/20 INR (c) (d)	80,000,000	1,122,348
LeasePlan Corp. NV EUAMDB + 7.556% 7.375% VRN EUR (c) (d) (e)	200,000	250,543
Louvre Bidco SAS 4.250% 9/30/24 EUR (c) (d)	100,000	114,974
Synchrony Financial 3.700% 8/04/26	75,000	77,508
4.250% 8/15/24	100,000	106,735
4.375% 3/19/24	162,000	172,855
		14,184,735
Electric — 2.0%
Ausgrid Finance Pty Ltd. 3.850% 5/01/23 (c)	585,000	609,302
4.350% 8/01/28 (c)	260,000	283,326
E.ON SE 1.625% 5/22/29 EUR (c) (d)	150,000	182,166
Enel Americas SA 4.000% 10/25/26	1,750,000	1,811,268
Enel Chile SA 4.875% 6/12/28	185,000	204,425
Enel Finance International NV 3.625% 5/25/27 (c)	1,970,000	2,041,217
5.625% 8/14/24 GBP (c) (d)	150,000	235,138
Eskom Holdings SOC Ltd. 5.750% 1/26/21 (c)	420,000	420,525
7.125% 2/11/25 (c)	400,000	408,754
7.125% 2/11/25 (c)	400,000	408,754
FirstEnergy Transmission LLC 4.350% 1/15/25 (c)	1,695,000	1,821,523
IE2 Holdco SAU 2.875% 6/01/26 EUR (c) (d)	200,000	250,141
NRG Energy, Inc. 3.750% 6/15/24 (c)	70,000	72,384
4.450% 6/15/29 (c)	230,000	240,948
Perusahaan Listrik Negara PT 4.125% 5/15/27 (c)	300,000	316,125
Sempra Energy 3.250% 6/15/27	1,630,000	1,678,687
3.400% 2/01/28	446,000	462,360
The Southern Co. 3.250% 7/01/26	425,000	442,804
State Grid Overseas Investment Ltd. 1.375% 5/02/25 EUR (c) (d)	100,000	116,887
4.125% 5/07/24 (c)	200,000	213,775
Vistra Operations Co. LLC 3.550% 7/15/24 (c)	800,000	810,414
3.700% 1/30/27 (c)	630,000	626,010
4.300% 7/15/29 (c)	640,000	652,920
		14,309,853
Electronics — 0.3%
Arrow Electronics, Inc. 4.000% 4/01/25	375,000	395,373

The accompanying notes are an integral part of the portfolio of investments.

177

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avnet, Inc. 3.750% 12/01/21	$475,000	$487,495
Keysight Technologies, Inc. 4.600% 4/06/27	320,000	354,927
PerkinElmer, Inc. 1.875% 7/19/26 EUR (d)	100,000	115,562
3.300% 9/15/29	610,000	623,123
		1,976,480
Engineering & Construction — 0.1%
Heathrow Funding Ltd. 4.875% 7/15/23 (c)	820,000	847,998
Entertainment — 0.1%
Cirsa Finance International Sarl 6.250% 12/20/23 EUR (c) (d)	100,000	118,484
International Game Technology PLC 2.375% 4/15/28 EUR (c) (d)	100,000	112,871
3.500% 6/15/26 EUR (c) (d)	100,000	119,461
		350,816
Foods — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC 5.750% 3/15/25	235,000	243,225
7.500% 3/15/26 (c)	180,000	202,050
B&G Foods, Inc. 5.250% 9/15/27	225,000	227,250
BRF GmbH 4.350% 9/29/26 (c)	200,000	206,252
BRF SA 4.875% 1/24/30 (c)	200,000	206,252
Iceland Bondco PLC 4.625% 3/15/25 GBP (c) (d)	150,000	173,127
Minerva Luxembourg SA 6.500% 9/20/26 (c)	300,000	319,128
Sigma Alimentos SA de CV 4.125% 5/02/26 (c)	200,000	209,252
		1,786,536
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.200% 1/29/30 (c)	200,000	200,600
Suzano Austria GmbH 6.000% 1/15/29	1,100,000	1,240,250
		1,440,850
Health Care – Products — 0.2%
Avantor, Inc. 4.750% 10/01/24 EUR (c) (d)	100,000	119,321
Becton Dickinson Euro Finance Sarl 1.208% 6/04/26 EUR (d)	255,000	292,884
DH Europe Finance II Sarl 0.450% 3/18/28 EUR (d)	100,000	110,796
0.750% 9/18/31 EUR (d)	100,000	109,420
Hill-Rom Holdings, Inc. 4.375% 9/15/27 (c)	90,000	92,587
Thermo Fisher Scientific, Inc. 0.125% 3/01/25 EUR (d)	380,000	421,868
0.500% 3/01/28 EUR (d)	130,000	144,006
0.875% 10/01/31 EUR (d)	240,000	264,450
		1,555,332
Health Care – Services — 0.5%
Centene Corp. 4.250% 12/15/27 (c)	710,000	730,412
4.625% 12/15/29 (c)	705,000	741,202
Humana, Inc. 3.850% 10/01/24	365,000	388,044
UnitedHealth Group, Inc. 4.250% 6/15/48	875,000	1,017,160
4.450% 12/15/48	415,000	496,377
		3,373,195
Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. 3.625% 10/31/24 (c)	700,000	732,243
Housewares — 0.0%
Turkiye Sise ve Cam Fabrikalari AS 6.950% 3/14/26 (c)	250,000	263,850
Insurance — 0.6%
AIA Group Ltd. 3.900% 4/06/28 (c)	640,000	684,045
American International Group, Inc. 3.900% 4/01/26	75,000	80,561
5.000% 4/26/23 GBP (c) (d)	150,000	221,484
AXA Equitable Holdings, Inc. 4.350% 4/20/28	610,000	662,489
AXA SA 3 mo. EURIBOR + 3.750% 3.375% VRN 7/06/47 EUR (c) (d)	140,000	179,791
Berkshire Hathaway Finance Corp. 2.375% 6/19/39 GBP (d)	300,000	415,792
CNO Financial Group, Inc. 5.250% 5/30/25	637,000	705,478
Fidelity National Financial, Inc. 4.500% 8/15/28	290,000	314,015
RSA Insurance Group PLC 5 Year UK Gilt + 3.852% 5.125% VRN 10/10/45 GBP (c) (d)	150,000	224,882
Trinity Acquisition PLC 4.400% 3/15/26	545,000	592,622
Voya Financial, Inc. 3.125% 7/15/24	300,000	309,482
XLIT Ltd. 3 mo. EURIBOR + 2.900% 3.250% VRN 6/29/47 EUR (d)	100,000	126,752
		4,517,393
Internet — 1.1%
Alibaba Group Holding Ltd. 3.600% 11/28/24	1,045,000	1,100,767

The accompanying notes are an integral part of the portfolio of investments.

178

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Baidu, Inc. 2.875% 7/06/22	$1,560,000	$1,571,355
3.625% 7/06/27	200,000	206,725
4.375% 3/29/28	635,000	687,758
4.875% 11/14/28	200,000	225,856
Booking Holdings, Inc. 2.375% 9/23/24 EUR (d)	140,000	171,978
Expedia, Inc. Co. 3.800% 2/15/28	425,000	434,723
5.000% 2/15/26	339,000	373,997
Netflix, Inc. 4.625% 5/15/29 EUR (d)	470,000	587,563
Tencent Holdings Ltd. 3.800% 2/11/25 (c)	1,695,000	1,786,411
3.975% 4/11/29 (c)	575,000	620,975
		7,768,108
Investment Companies — 0.1%
JAB Holdings BV 2.000% 5/18/28 EUR (c) (d)	300,000	359,587
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd. 5.450% 1/24/28 (c)	200,000	195,070
5.450% 1/24/28 (c)	700,000	682,745
ArcelorMittal SA 2.250% 1/17/24 EUR (c) (d)	400,000	468,673
3.600% 7/16/24	30,000	30,764
4.550% 3/11/26	58,000	61,592
		1,438,844
Leisure Time — 0.0%
Pinnacle Bidco PLC 6.375% 2/15/25 GBP (c) (d)	200,000	276,841
Lodging — 0.2%
Gohl Capital Ltd. 4.250% 1/24/27 (c)	800,000	838,912
Las Vegas Sands Corp. 3.200% 8/08/24	145,000	149,293
3.500% 8/18/26	210,000	216,046
		1,204,251
Machinery – Diversified — 0.1%
Roper Technologies, Inc. 2.350% 9/15/24	130,000	130,745
2.950% 9/15/29	210,000	212,139
		342,884
Media — 1.1%
Altice Financing SA 5.250% 2/15/23 EUR (c) (d)	100,000	114,519
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	645,000	710,260
5.750% 4/01/48	88,000	102,777
6.484% 10/23/45	105,000	130,171
Comcast Corp. 3.150% 3/01/26	475,000	497,990
3.200% 7/15/36	50,000	51,191
3.250% 11/01/39	1,375,000	1,396,820
3.300% 2/01/27	265,000	280,749
3.950% 10/15/25	150,000	163,712
4.150% 10/15/28	625,000	703,965
4.700% 10/15/48	760,000	938,422
CSC Holdings LLC 7.500% 4/01/28 (c)	200,000	226,000
Fox Corp. 4.709% 1/25/29 (c)	285,000	325,009
Globo Comunicacao e Participacoes SA 5.125% 3/31/27 (c)	1,100,000	1,141,261
Summer BidCo BV 9.000% 11/15/25 EUR (c) (d)	150,000	179,383
TDF Infrastructure SAS 2.875% 10/19/22 EUR (c) (d)	100,000	118,787
Virgin Media Secured Finance PLC 4.250% 1/15/30 GBP (c) (d)	150,000	202,156
Ziggo BV 2.875% 1/15/30 EUR (c) (d)	100,000	116,573
		7,399,745
Mining — 0.1%
Anglo American Capital PLC 4.000% 9/11/27 (c)	225,000	235,788
Constellium SE 4.250% 2/15/26 EUR (c) (d)	200,000	233,314
		469,102
Miscellaneous – Manufacturing — 0.2%
General Electric Co. 3 mo. USD LIBOR + 3.330% 5.000% VRN (e)	190,000	186,097
3.375% 3/11/24	320,000	331,427
3.450% 5/15/24	100,000	103,803
0.875% 5/17/25 EUR (d)	100,000	112,691
5.550% 1/05/26	545,000	625,357
1.875% 5/28/27 EUR (d)	150,000	178,897
2.125% 5/17/37 EUR (d)	140,000	161,729
		1,700,001
Multi-National — 0.5%
European Investment Bank 1.250% 5/12/25 SEK (c) (d)	5,150,000	572,516
1.250% 5/12/25 SEK (c) (d)	6,400,000	711,476
Inter-American Development Bank 4.400% 1/26/26 CAD (d)	145,000	125,801
4.400% 1/26/26 CAD (d)	150,000	130,139
International Finance Corp. 6.300% 11/25/24 INR (d)	160,000,000	2,246,065
		3,785,997

The accompanying notes are an integral part of the portfolio of investments.

179

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.2%
BP Capital Markets PLC 1.109% 2/16/23 EUR (c) (d)	$150,000	$173,765
2.213% 9/25/26 EUR (c) (d)	160,000	201,540
Cenovus Energy, Inc. 3.800% 9/15/23	220,000	227,633
4.250% 4/15/27 (f)	160,000	169,515
5.400% 6/15/47	215,000	249,887
Diamondback Energy, Inc. 2.875% 12/01/24	790,000	799,225
3.250% 12/01/26	545,000	551,644
3.500% 12/01/29	785,000	798,816
Ecopetrol SA 4.125% 1/16/25	745,000	782,257
Eni SpA 4.750% 9/12/28 (c)	875,000	990,672
KazMunayGas National Co. JSC 4.750% 4/19/27 (c)	800,000	878,400
Kosmos Energy Ltd. 7.125% 4/04/26 (c)	400,000	409,000
Matador Resources Co. 5.875% 9/15/26	135,000	135,337
Occidental Petroleum Corp. 2.900% 8/15/24	1,030,000	1,046,830
3.200% 8/15/26	75,000	75,901
4.200% 3/15/48	480,000	476,841
4.400% 8/15/49	630,000	650,515
Pertamina Persero PT 6.450% 5/30/44 (c)	200,000	256,767
Petrobras Global Finance BV 7.375% 1/17/27	1,415,000	1,726,300
Petroleos Mexicanos 5.125% 3/15/23 EUR (c) (d)	850,000	1,064,054
QEP Resources, Inc. 5.250% 5/01/23	365,000	361,350
Saudi Arabian Oil Co. 3.500% 4/16/29 (c)	800,000	829,425
4.375% 4/16/49 (c)	450,000	492,117
Seven Generations Energy Ltd. 5.375% 9/30/25 (c)	210,000	211,050
Woodside Finance Ltd. 3.700% 9/15/26 (c)	2,000,000	2,082,039
		15,640,880
Packaging & Containers — 0.0%
Trivium Packaging Finance BV 3.750% 8/15/26 EUR (c) (d)	200,000	237,453
Pharmaceuticals — 2.7%
AbbVie, Inc. 3.600% 5/14/25	855,000	903,286
4.050% 11/21/39 (c)	485,000	509,763
4.250% 11/21/49 (c)	520,000	552,146
4.700% 5/14/45	530,000	592,259
4.875% 11/14/48	1,210,000	1,397,957
Allergan Funding SCS 2.625% 11/15/28 EUR (d)	160,000	206,328
Bausch Health Americas, Inc. 8.500% 1/31/27 (c)	290,000	330,252
Bausch Health Cos., Inc. 5.750% 8/15/27 (c)	120,000	130,200
Bayer US Finance II LLC 3.875% 12/15/23 (c)	900,000	944,802
Becton Dickinson and Co. 3.020% 5/24/25 GBP (d)	150,000	209,584
3.363% 6/06/24	805,000	838,441
3.700% 6/06/27	1,259,000	1,339,828
4.669% 6/06/47	460,000	548,411
Bristol-Myers Squibb Co. 3.875% 8/15/25 (c)	927,000	1,002,109
4.625% 5/15/44 (c)	40,000	48,493
5.250% 8/15/43 (c)	220,000	285,485
Cardinal Health, Inc. 3.750% 9/15/25	420,000	446,390
4.500% 11/15/44	100,000	98,767
4.900% 9/15/45	105,000	109,569
Cigna Corp. 3.400% 3/01/27 (c)	385,000	400,168
4.125% 11/15/25	258,000	279,993
4.375% 10/15/28	590,000	653,654
4.500% 2/25/26 (c)	1,270,000	1,393,673
4.900% 12/15/48	945,000	1,128,799
CVS Health Corp. 3.700% 3/09/23	555,000	578,496
4.100% 3/25/25	595,000	638,830
4.300% 3/25/28	1,120,000	1,223,534
5.050% 3/25/48	1,145,000	1,356,855
5.125% 7/20/45	25,000	29,658
Perrigo Finance Unlimited Co. 3.900% 12/15/24	275,000	282,663
4.375% 3/15/26	415,000	428,450
Takeda Pharmaceutical Co. Ltd. 2.250% 11/21/26 EUR (c) (d)	270,000	337,951
Teva Pharmaceutical Finance Netherlands II BV 6.000% 1/31/25 EUR (c) (d)	100,000	118,480
		19,345,274
Pipelines — 2.2%
APT Pipelines Ltd. 4.250% 7/15/27 (c)	885,000	952,944
Boardwalk Pipelines LP 4.950% 12/15/24	1,415,000	1,530,940
Cameron LNG LLC 2.902% 7/15/31 (c)	180,000	180,422
3.302% 1/15/35 (c)	200,000	201,998
3.701% 1/15/39 (c)	150,000	153,276
Cheniere Corpus Christi Holdings LLC 3.700% 11/15/29 (c)	465,000	474,866

The accompanying notes are an integral part of the portfolio of investments.

180

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.125% 6/30/27	$140,000	$154,725
7.000% 6/30/24	290,000	334,193
Cheniere Energy Partners LP 4.500% 10/01/29 (c)	205,000	210,658
DCP Midstream Operating LP 6.750% 9/15/37 (c)	160,000	168,000
Energy Transfer Operating LP 4.500% 4/15/24	105,000	111,788
4.950% 6/15/28	160,000	175,330
5.250% 4/15/29	685,000	769,742
5.500% 6/01/27	280,000	314,791
5.875% 1/15/24	285,000	315,535
6.000% 6/15/48	640,000	746,776
6.250% 4/15/49	410,000	494,793
NGL Energy Partners LP/NGL Energy Finance Corp. 7.500% 4/15/26 (c)	185,000	178,987
Peru LNG SRL 5.375% 3/22/30 (c)	800,000	788,008
Plains All American Pipeline LP/PAA Finance Corp. 3.550% 12/15/29	345,000	340,340
3.850% 10/15/23	500,000	517,823
Sabine Pass Liquefaction LLC 5.000% 3/15/27	290,000	319,229
5.875% 6/30/26	1,215,000	1,396,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29 (c)	240,000	266,400
Transcanada Trust 3 mo. CDOR + 3.080% 4.650% VRN 5/18/77 CAD (d)	650,000	488,255
Transcontinental Gas Pipe Line Co. LLC 4.000% 3/15/28	125,000	132,997
4.600% 3/15/48	175,000	191,909
The Williams Cos., Inc. 3.900% 1/15/25	800,000	842,503
4.500% 11/15/23	895,000	958,511
4.550% 6/24/24	385,000	415,670
4.850% 3/01/48	915,000	1,001,725
		15,129,806
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl 2.000% 2/15/24 EUR (c) (d)	151,000	177,838
Real Estate — 0.3%
ADO Properties SA 1.500% 7/26/24 EUR (c) (d)	100,000	110,784
Akelius Residential Property AB 1.750% 2/07/25 EUR (c) (d)	120,000	140,846
Consus Real Estate AG 9.625% 5/15/24 EUR (c) (d)	175,000	211,020
Country Garden Holdings Co. Ltd. 7.125% 4/25/22 (c)	200,000	212,494
Residomo SRO 3.375% 10/15/24 EUR (c) (d)	100,000	116,432
Shimao Property Holdings Ltd. 4.750% 7/03/22 (c)	400,000	407,981
6.375% 10/15/21 (c)	800,000	836,000
		2,035,557
Real Estate Investment Trusts (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. 3.950% 1/15/27	1,415,000	1,523,940
American Campus Communities Operating Partnership LP 3.300% 7/15/26	405,000	419,798
American Tower Corp. 3.000% 6/15/23	420,000	429,290
Boston Properties LP 3.650% 2/01/26	850,000	900,819
Brixmor Operating Partnership LP 4.125% 6/15/26	2,000,000	2,130,926
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	2,100,000	2,201,295
Essex Portfolio LP 3.875% 5/01/24	620,000	655,495
GLP Capital LP/GLP Financing II, Inc. 3.350% 9/01/24	125,000	127,589
5.250% 6/01/25	125,000	137,200
Healthcare Realty Trust, Inc. 3.625% 1/15/28	850,000	881,289
Healthpeak Properties, Inc. 3.250% 7/15/26	65,000	67,418
3.500% 7/15/29	70,000	73,019
Highwoods Realty LP 3.050% 2/15/30	675,000	665,750
4.125% 3/15/28	580,000	621,166
Inmobiliaria Colonial Socimi SA 2.728% 6/05/23 EUR (c) (d)	200,000	243,832
Prologis LP 2.250% 6/30/29 GBP (d)	150,000	204,973
Regency Centers LP 3.600% 2/01/27	305,000	320,080
4.125% 3/15/28	110,000	119,347
SBA Tower Trust 2.836% 1/15/25 (c)	320,000	323,262
3.448% 3/15/48 (c)	1,400,000	1,442,384
3.722% 4/09/48 (c)	415,000	424,120
Ventas Realty LP 3.000% 1/15/30	565,000	560,179

The accompanying notes are an integral part of the portfolio of investments.

181

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VEREIT Operating Partnership LP 3.950% 8/15/27	$1,850,000	$1,945,444
4.875% 6/01/26	550,000	609,393
		17,028,008
Retail — 0.5%
eG Global Finance PLC 4.375% 2/07/25 EUR (c) (d)	100,000	112,170
LSF10 Wolverine Investments SCA 5.000% 3/15/24 EUR (c) (d)	100,000	114,669
Next PLC 3.625% 5/18/28 GBP (c) (d)	250,000	353,690
QVC, Inc. 4.375% 3/15/23	1,750,000	1,806,438
SACI Falabella 4.375% 1/27/25 (c)	900,000	938,226
Walgreens Boots Alliance, Inc. 2.125% 11/20/26 EUR (d)	230,000	267,537
		3,592,730
Semiconductors — 0.4%
Asml Holding NV 0.625% 7/07/22 EUR (c) (d)	100,000	113,986
1.625% 5/28/27 EUR (c) (d)	100,000	122,738
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625% 1/15/24	220,000	228,013
Micron Technology, Inc. 4.185% 2/15/27	405,000	432,288
4.640% 2/06/24 (f)	810,000	879,086
4.663% 2/15/30	55,000	60,599
4.975% 2/06/26	435,000	482,990
NXP BV / NXP Funding LLC 4.875% 3/01/24 (c)	500,000	545,336
5.350% 3/01/26 (c)	215,000	242,826
		3,107,862
Software — 0.3%
Fidelity National Information Services, Inc. 0.750% 5/21/23 EUR (d)	190,000	217,368
2.602% 5/21/25 GBP (d)	330,000	457,398
Fiserv, Inc. 0.375% 7/01/23 EUR (d)	100,000	112,839
1.125% 7/01/27 EUR (d)	230,000	265,532
3.000% 7/01/31 GBP (d)	250,000	350,072
3.200% 7/01/26	320,000	331,406
		1,734,615
Telecommunications — 1.5%
Altice France SA 3.375% 1/15/28 EUR (c) (d)	135,000	155,972
5.500% 1/15/28 (c)	495,000	508,637
AT&T, Inc. 4.500% 3/09/48	1,170,000	1,292,614
Axtel SAB de CV 6.375% 11/14/24 (c)	900,000	947,259
6.375% 11/14/24 (c)	400,000	421,004
C&W Senior Financing DAC 7.500% 10/15/26 (c)	200,000	216,572
Chorus Ltd. 1.125% 10/18/23 EUR (c) (d)	100,000	115,166
Empresa Nacional de Telecomunicaciones SA 4.750% 8/01/26 (c)	275,000	291,117
4.875% 10/30/24 (c)	350,000	371,431
MTN Mauritius Investments Ltd. 4.755% 11/11/24 (c)	400,000	410,000
6.500% 10/13/26 (c)	200,000	221,000
Telefonica Emisiones SA 2.242% 5/27/22 EUR (c) (d)	200,000	236,380
Verizon Communications, Inc. 4.672% 3/15/55	183,000	226,111
4.750% 11/01/41	165,000	199,690
4.862% 8/21/46	1,485,000	1,843,472
5.012% 4/15/49	355,000	455,151
Vodafone Group PLC 4.125% 5/30/25	750,000	814,705
4.125% 5/30/25	280,000	304,157
4.875% 6/19/49	700,000	811,789
5.000% 5/30/38	470,000	544,292
5.250% 5/30/48	300,000	360,367
		10,746,886
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.000% 11/19/24	550,000	552,830
3.550% 11/19/26	250,000	251,757
		804,587
Transportation — 0.0%
ICTSI Treasury BV 4.625% 1/16/23 (c)	200,000	208,100
Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC 4.125% 7/15/23 (c)	1,110,000	1,168,045

TOTAL CORPORATE DEBT (Cost $216,199,120)		225,630,507

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.0%
Auto Floor Plan ABS — 0.2%
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class B 3.320% 3/15/25	1,200,000	1,235,464
Automobile ABS — 1.4%
Americredit Automobile Receivables Trust, Series 2019-1, Class B 3.130% 2/18/25	160,000	162,832

The accompanying notes are an integral part of the portfolio of investments.

182

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A, 2.970% 3/20/24 (c)	$1,635,000	$1,660,004
Series 2019-1A, Class A, 3.450% 3/20/23 (c)	275,000	281,184
Capital Auto Receivables Asset Trust Series 2018-2, Class C, 3.690% 12/20/23 (c)	825,000	833,389
Series 2018-1, Class D, 3.700% 6/20/25 (c)	800,000	810,193
CarMax Auto Owner Trust, Series 2017-3, Class B 2.440% 2/15/23	1,215,000	1,219,548
GM Financial Automobile Leasing Trust Series 2019-4, Class B, 2.040% 2/18/25	295,000	291,322
Series 2017-3, Class C, 2.730% 9/20/21	1,375,000	1,375,357
Santander Drive Auto Receivables Trust, Series 2016-3, Class D 2.800% 8/15/22	1,530,000	1,538,760
Santander Retail Auto Lease Trust Series 2019-B, Class D, 3.310% 6/20/24 (c)	715,000	716,916
Series 2018-A, Class C, 3.490% 5/20/22 (c)	385,000	387,469
World Omni Auto Receivables Trust, Series 2018-B, Class B 3.170% 1/15/25	200,000	203,946
		9,480,920
Commercial MBS — 6.5%
Ashford Hospitality Trust Series 2018-ASHF, Class A, 1 mo. USD LIBOR + .900% 2.640% FRN 4/15/35 (c)	322,102	320,090
Series 2018-ASHF, Class B, 1 mo. USD LIBOR + 1.250% 2.990% FRN 4/15/35 (c)	235,000	234,119
Series 2018-ASHF, Class C, 1 mo. USD LIBOR + 1.400% 3.140% FRN 4/15/35 (c)	110,000	109,657
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250% 2.990% FRN 9/15/32 (c)	235,000	235,000
Aventura Mall Trust, Series 2018-AVM, Class A, 4.112% VRN 7/05/40 (c) (g)	380,000	416,775
BANK Series 2019-BN21, Class D, 2.500% 10/17/52 (c)	495,000	433,347
Series 2019-BN22, Class D, 2.500% 11/15/62 (c)	420,000	363,830
Series 2019-BN21, Class A4, 2.600% 10/17/52	720,000	713,705
Series 2019-BN20, Class A2, 2.758% 9/15/61	630,000	634,049
Series 2019-BN21, Class A5, 2.851% 10/17/52	265,000	269,385
Series 2019-BN23, Class B, 3.455% 12/15/52	790,000	799,243
Series 2017-BNK5, Class B, 3.896% VRN 6/15/60 (g)	980,000	1,042,522
Series 2019-BNK18, Class B, 3.977% 5/15/62	480,000	513,273
Series 2018-BNK13, Class A5, 4.217% VRN 8/15/61 (g)	415,000	464,551
Series 2017-BNK5, Class C, 4.256% VRN 6/15/60 (g)	850,000	895,066
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160% 3.900% FRN 11/25/34 (c)	245,000	243,776
Benchmark Mortgage Trust Series 2019-B13, Class A3, 2.701% 8/15/57	840,000	841,460
Series 2019-B13, Class AM, 3.183% 8/15/57	320,000	325,868
Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (g)	375,000	409,574
Series 2018-B8, Class A5, 4.232% 1/15/52	620,000	696,998
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A4, 2.624% 11/15/52	715,000	710,794
Series 2019-CF2, Class B, 3.267% VRN 11/15/52 (g)	295,000	296,067
Series 2019-CF1, Class B, 4.178% VRN 5/15/52 (g)	370,000	398,743
Series 2019-CF1, Class C, 4.352% VRN 5/15/52 (g)	380,000	400,851
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A, 1 mo. USD LIBOR + .900% 2.640% FRN 2/15/37 (c)	840,000	837,901
Series 2018-WSS, Class B, 1 mo. USD LIBOR + 1.100% 2.840% FRN 2/15/37 (c)	345,000	343,306
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class C, 4.673% VRN 3/10/51 (g)	205,000	214,505
Commercial Mortgage Pass Through Certificates Series 2017-COR2, Class A3, 3.510% 9/10/50	1,720,000	1,823,962

The accompanying notes are an integral part of the portfolio of investments.

183

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-CR20, Class AM, 3.938% 11/10/47	$1,490,000	$1,578,992
Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (g)	1,650,000	1,774,154
Series 2015-CR26, Class B, 4.484% VRN 10/10/48 (g)	627,000	675,283
Series 2014-UBS2, Class B, 4.701% 3/10/47	207,000	219,539
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4, 2.763% 9/15/52	655,000	656,358
Series 2019-C17, Class AS, 3.278% 9/15/52	285,000	290,843
Series 2019-C16, Class A3, 3.329% 6/15/52	1,135,000	1,192,282
Series 2019-C17, Class B, 3.480% 9/15/52	330,000	336,814
DC Office Trust, Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (c) (g)	520,000	507,239
FREMF Mortgage Trust Series 2019-K100, Class B, 3.490% VRN 11/25/52 (c) (g)	765,000	763,177
Series 2019-K736, Class B, 3.759% VRN 7/25/26 (c) (g)	585,000	599,323
Series 2018-K73, Class B, 3.853% VRN 2/25/51 (c) (g)	665,000	690,718
Series 2019-K98, Class B, 3.862% VRN 10/25/52 (c) (g)	335,000	340,458
Series 2018-K731, Class B, 3.932% VRN 2/25/25 (c) (g)	720,000	742,785
Great Wolf Trust, Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 3.355% FRN 12/15/36 (c)	435,000	434,323
GS Mortgage Securities Trust Series 2019-GC42, Class A3, 2.749% 9/01/52	690,000	694,702
Series 2019-GSMS, Class C, 1 mo. USD LIBOR + 1.300% 3.040% FRN 6/15/36 (c)	735,000	735,037
Series 2019-GC40, Class A4, 3.160% 7/10/52	1,005,000	1,045,643
Hudson Yards Mortgage Trust Series 2019-30HY, Class B, 3.380% VRN 7/10/39 (c) (g)	410,000	421,094
Series 2019-30HY, Class D, 3.443% VRN 7/10/39 (c) (g)	470,000	471,721
ILPT Trust, Series 2019-SURF, Class A 4.145% 2/11/41 (c)	835,000	933,326
Independence Plaza Trust Series 2018-INDP, Class A, 3.763% 7/10/35 (c)	845,000	881,955
Series 2018-INDP, Class B, 3.911% 7/10/35 (c)	855,000	884,287
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.250% 2.990% FRN 1/15/33 (c)	500,000	498,484
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX 4.248% 7/05/33 (c)	115,000	122,335
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class AS, 3.858% VRN 3/15/50 (g)	160,000	169,161
Morgan Stanley Baml Trust, Series 2015-C22, Class AS 3.561% 4/15/48	260,000	269,980
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5, 2.860% 9/15/49	425,000	432,313
Series 2014-C15, Class B, 4.565% VRN 4/15/47 (g)	1,215,000	1,295,142
MSCG Trust, Series 2018-SELF, Class A, 1 mo. USD LIBOR + .900% 2.640% FRN 10/15/37 (c)	1,210,000	1,211,157
RETL, Series 2019-RVP, Class A, 1 mo. USD LIBOR + 1.150% 2.890% FRN 3/15/36 (c)	527,501	527,830
SLIDE Series 2018-FUN, Class A, 1 mo. USD LIBOR + .900% 2.640% FRN 6/15/31 (c)	1,005,101	1,004,473
Series 2018-FUN, Class E, 1 mo. USD LIBOR + 2.300% 4.040% FRN 6/15/31 (c)	376,913	377,630
Wells Fargo Commercial Mortgage Trust Series 2019-JWDR, Class A, 2.584% VRN 9/15/31 (c) (g)	710,000	697,880
Series 2019-JWDR, Class B, 2.786% VRN 9/15/31 (c) (g)	205,000	200,179
Series 2019-C51, Class A4, 3.311% 6/15/52	1,130,000	1,188,499
Series 2017-C38, Class A5, 3.453% 7/15/50	970,000	1,027,068
Series 2019-C53, Class B, 3.514% VRN 10/15/52 (g)	360,000	366,039
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,774,997
Series 2019-C54, Class C, 3.810% 12/15/52	510,000	507,954
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	1,058,198
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (g)	381,000	407,921

The accompanying notes are an integral part of the portfolio of investments.

184

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-C29, Class C, 4.222% VRN 6/15/48 (g)	$935,000	$978,099
		45,973,809
Credit Card ABS — 0.2%
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3 2.060% 8/15/28	675,000	661,931
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360% 3/15/24	1,020,000	1,024,222
		1,686,153
Other ABS — 3.5%
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I 4.194% 6/07/49 (c)	685,000	693,874
Barings BDC Static CLO Ltd., Series 2019-1A, Class A1, 3 mo. USD LIBOR + 1.020% 3.021% FRN 4/15/27 (c)	777,437	777,765
Barings CLO Ltd., Series 2016-2A, Class AR, 3 mo. USD LIBOR + 1.080% 3.046% FRN 7/20/28 (c)	440,000	440,209
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A, 3.500% VRN 1/28/58 (c) (g)	713,821	719,513
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2RR, 3 mo. USD LIBOR + 1.750% 3.716% FRN 1/20/29 (c)	420,000	420,070
Bluemountain Clo Ltd. Series 2015-2A, Class A1R, 3 mo. USD LIBOR + .930% 2.933% FRN 7/18/27 (c)	275,000	275,056
Series 2015-2A, Class BR, 3 mo. USD LIBOR + 1.500% 3.503% FRN 7/18/27 (c)	250,000	249,888
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280% 3.281% FRN 2/12/30 (c)	1,230,000	1,230,528
CIFC Funding Ltd. Series 2015-5A, Class A1R, 3 mo. USD LIBOR + .860% 2.800% FRN 10/25/27 (c)	470,000	470,012
Series 2015-4A, Class A1R, 3 mo. USD LIBOR + 1.150% 3.116% FRN 10/20/27 (c)	450,000	450,244
Cole Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.050% 3.016% FRN 10/20/28 (c)	755,000	754,619
Eaton Vance CLO Ltd., Series 2013-1A, Class A2RR, 3 mo. USD LIBOR + 1.850% 3.851% FRN 1/15/28 (c)	1,210,000	1,211,731
Galaxy XXIX CLO Ltd., Series 2018-29A, Class B, 3 mo. USD LIBOR + 1.400% 3.310% FRN 11/15/26 (c)	250,000	250,026
Golub Capital Partners CLO, Series 2018-39A, Class A1, 3 mo. USD LIBOR + 1.150% 3.116% FRN 10/20/28 (c)	570,000	570,003
Hardee’s Funding LLC Series 2018-1A, Class A2I, 4.250% 6/20/48 (c)	592,500	593,862
Series 2018-1A, Class AII, 4.959% 6/20/48 (c)	320,938	327,799
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (c)	205,341	204,444
Jack In The Box Funding LLC, Series 2019-1A, Class A2I 3.982% 8/25/49 (c)	540,000	544,085
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class A, 3 mo. USD LIBOR + 1.330% 3.174% FRN 10/15/32 (c)	1,020,000	1,020,369
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class A1, 3 mo. USD LIBOR + 1.300% 3.603% FRN 7/15/32 (c)	305,000	305,363
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080% 2.990% FRN 11/15/28 (c)	1,055,000	1,053,980
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 3.250% VRN 5/25/62 (c) (g)	517,671	524,749
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A2R2, 3 mo. USD LIBOR + 1.150% 3.151% FRN 7/15/27 (c)	820,000	820,016
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3 mo. USD LIBOR + .850% 2.851% FRN 1/15/28 (c)	1,000,000	999,109
OCP CLO Ltd., Series 2014-7A, Class A1RR, 3 mo. USD LIBOR + 1.120% 3.086% FRN 7/20/29 (c)	725,000	719,699
Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class A1R, 3 mo. USD LIBOR + .850% 2.851% FRN 7/15/27 (c)	320,000	319,424

The accompanying notes are an integral part of the portfolio of investments.

185

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-1A, Class BR, 3 mo. USD LIBOR + 1.200% 3.201% FRN 7/15/27 (c)	$265,000	$265,439
OZLM VII Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010% 3.012% FRN 7/17/29 (c)	365,000	362,636
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170% 3.172% FRN 10/17/29 (c)	645,000	643,525
Palmer Square CLO Ltd., Series 2015-1A, Class C, 3 mo. USD LIBOR + 2.250% 4.145% FRN 5/21/29 (c)	515,000	507,813
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (c)	760,000	791,219
Southwick Park CLO LLC, Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.300% 3.466% FRN 7/20/32 (c)	1,215,000	1,214,306
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3 mo. USD LIBOR + .880% 2.881% FRN 4/15/28 (c)	635,000	635,003
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (c)	569,250	582,515
Towd Point Mortgage Trust Series 2018-2, Class A1, 3.250% VRN 3/25/58 (c) (g)	708,777	719,317
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (c) (g)	516,632	522,870
Series 2019-1, Class A1, 3.750% VRN 3/25/58 (c) (g)	542,136	561,392
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (c) (g)	643,261	664,784
Series 2018-SJ1, Class A1, 4.000% VRN 10/25/58 (c) (g)	702,350	708,383
Verizon Owner Trust, Series 2018-1A, Class C 3.200% 9/20/22 (c)	650,000	658,226
		24,783,865
Student Loans ABS — 0.6%
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2 2.600% 8/15/68 (c)	760,000	760,717
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (c)	870,755	867,882
Series 2017-B, Class A2A, 2.820% 10/15/35 (c)	337,268	339,916
Series 2018-A, Class A2A, 3.500% 2/15/36 (c)	1,310,000	1,355,944
Series 2018-C, Class A2A, 3.630% 11/15/35 (c)	990,000	1,022,602
		4,347,061
WL Collateral CMO — 4.4%
Angel Oak Mortgage Trust Series 2018-3, Class A3, 3.238% VRN 5/25/59 (c) (g)	502,125	504,378
Series 2019-2, Class A1, 3.628% VRN 3/25/49 (c) (g)	520,263	527,400
Series 2019-1, Class A1, 3.920% VRN 11/25/48 (c) (g)	831,059	840,472
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (c) (g)	187,771	189,891
COLT Mortgage Loan Trust Series 2019-3, Class A1, 2.764% VRN 8/25/49 (c) (g)	941,767	941,151
Series 2019-2, Class A1, 3.337% VRN 5/25/49 (c) (g)	345,041	346,140
Series 2019-1, Class A1, 3.705% VRN 3/25/49 (c) (g)	782,768	786,626
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (c) (g)	226,692	226,829
Series 2018-4, Class A1, 4.006% VRN 12/28/48 (c) (g)	286,899	288,531
Deephaven Residential Mortgage Trust Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (c) (g)	212,413	212,399
Series 2019-1A, Class A1, 3.743% VRN 1/25/59 (c) (g)	227,516	229,257
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.739% VRN 11/25/59 (c) (g)	689,412	687,141
Flagstar Mortgage Trust, Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (c) (g)	218,474	221,361
Galton Funding Mortgage Trust Series 2019-H1, Class A1, 2.657% VRN 10/25/59 (c) (g)	739,929	737,817
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (c) (g)	665,936	664,054
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (c) (g)	176,447	177,064
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (c) (g)	333,359	333,031
GMRF Mortgage Acquisition Co. Series 2019-1, Class A22, 4.000% VRN 2/25/59 (c) (g)	145,792	146,398
Series 2019-1, Class A42, 4.000% VRN 2/25/59 (c) (g)	131,589	130,887
Homeward Opportunities Fund I Trust Series 2019-3, Class A1, 2.675% VRN 11/25/59 (c) (g)	410,076	408,476

The accompanying notes are an integral part of the portfolio of investments.

186

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2, Class A1, 2.702% VRN 9/25/59 (c) (g)	$994,658	$987,812
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (c) (g)	410,076	408,485
Series 2019-1, Class A1, 3.454% VRN 1/25/59 (c) (g)	445,399	449,329
Series 2019-1, Class A3, 3.606% VRN 1/25/59 (c) (g)	471,599	476,307
JP Morgan Mortgage Trust Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (c) (g)	344,013	344,010
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (c) (g)	575,000	586,051
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750% VRN 3/25/57 (c) (g)	340,812	354,038
New Residential Mortgage Loan Trust Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (c) (g)	911,961	911,277
Series 2019-NQM3, Class A3, 3.086% VRN 7/25/49 (c) (g)	301,725	302,110
Series 2019-NQM2, Class A1, 3.600% VRN 4/25/49 (c) (g)	411,617	417,269
Series 2019-NQM1, Class A1, 3.675% VRN 1/25/49 (c) (g)	516,972	525,101
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (c) (g)	493,008	500,705
OBX Trust Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 2.692% FRN 10/25/59 (c)	490,385	488,888
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (c) (g)	345,514	347,505
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (c) (g)	928,147	942,953
Onslow Bay Financial LLC, Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (c) (g)	454,809	462,666
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (c) (g)	995,190	1,001,121
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (c) (g)	450,000	482,434
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (c) (g)	323,179	333,747
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (g)	417,522	433,985
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703% VRN 9/25/59 (c) (g)	518,452	516,977
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (c) (g)	654,126	649,723
Series 2019-1, Class A1, 2.941% VRN 6/25/49 (c) (g)	510,135	506,661
Series 2019-1, Class A2, 3.146% VRN 6/25/49 (c) (g)	422,933	420,112
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (c) (g)	338,168	340,125
Series 2018-IMC2, Class A1, 4.121% VRN 10/25/48 (c) (g)	605,015	620,176
Verus Securitization Trust Series 2019-4, Class A1, 2.642% STEP 11/25/59 (c)	1,238,276	1,233,226
Series 2019-INV3, Class A1, 2.692% VRN 11/25/59 (c) (g)	1,230,590	1,230,681
Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (c) (g)	581,555	580,022
Series 2019-INV2, Class A1, 2.913% VRN 7/25/59 (c) (g)	1,009,363	1,015,119
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (c)	305,330	305,035
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (c) (g)	607,445	610,087
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (c) (g)	282,711	284,482
Series 2019-2, Class A3, 3.448% VRN 5/25/59 (c) (g)	830,727	832,193
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (c) (g)	201,816	202,264
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (c) (g)	500,727	506,795
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (c) (g)	660,425	664,168
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (c) (g)	254,761	256,384
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (c) (g)	464,776	470,627
Series 2018-3, Class A2, 4.180% VRN 10/25/58 (c) (g)	372,833	375,349
		30,975,302
WL Collateral Support CMO — 0.2%
CIM Trust, Series 2019-INV3, Class A15, 3.500% VRN 8/25/49 (c) (g)	345,375	346,063
JP Morgan Mortgage Trust, Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (c) (g)	495,000	502,657
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (c) (g)	236,116	237,947
		1,086,667

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $117,738,902)		119,569,241

The accompanying notes are an integral part of the portfolio of investments.

187

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 16.8%
1Malaysia Development Berhad Global Investments Ltd. 4.400% 3/09/23 (c)	$1,000,000	$972,317
Albania Government International Bond 3.500% 10/09/25 EUR (c) (d)	115,000	140,710
3.500% 10/09/25 EUR (c) (d)	160,000	195,770
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (d)	235,000	117,882
Australian Government International Bond 3.000% 3/21/47 AUD (c) (d)	902,000	766,805
Bermuda Government International Bond 4.750% 2/15/29 (c)	650,000	733,688
Bonos Tesoreria Pesos 4.500% 3/01/21 CLP (d)	830,000,000	1,136,560
4.500% 3/01/26 CLP (d)	445,000,000	652,562
4.700% 9/01/30 CLP (c) (d)	3,350,000,000	5,077,544
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/25 BRL (d)	8,060,000	2,205,132
Bundesrepublik Deutschland 1.250% 8/15/48 EUR (c) (d)	52,000	73,218
Canadian Government International Bond 2.000% 9/01/23 CAD (d)	2,130,000	1,657,875
2.000% 6/01/28 CAD (d)	390,000	306,856
3.500% 12/01/45 CAD (d)	1,260,000	1,316,686
Colombia Government International Bond 4.000% 2/26/24	1,290,000	1,359,454
4.000% 2/26/24	1,160,000	1,222,454
Croatia Government International Bond 3.875% 5/30/22 EUR (c) (d)	400,000	489,531
Cyprus Government International Bond 2.375% 9/25/28 EUR (c) (d)	1,073,000	1,389,056
2.750% 2/26/34 EUR (c) (d)	93,000	128,188
2.750% 5/03/49 EUR (c) (d)	70,000	100,559
3.750% 7/26/23 EUR (c) (d)	645,000	819,902
3.750% 7/26/23 EUR (c) (d)	385,000	489,399
3.875% 5/06/22 EUR (c) (d)	1,050,000	1,286,348
4.250% 11/04/25 EUR (c) (d)	540,000	745,033
4.250% 11/04/25 EUR (c) (d)	250,000	344,923
Czech Republic International Bond 3.875% 5/24/22 EUR (c) (d)	460,000	566,194
Egypt Government International Bond 4.750% 4/11/25 EUR (c) (d)	290,000	342,373
France Government Bond OAT 1.750% 11/25/24 EUR (c) (d)	769,000	952,317
1.750% 5/25/66 EUR (c) (d)	50,000	69,938
3.250% 5/25/45 EUR (c) (d)	2,884,000	5,070,161
Indonesia Government International Bond 3.750% 6/14/28 EUR (c) (d)	1,080,000	1,458,569
Indonesia Treasury Bond 6.125% 5/15/28 IDR (d)	11,494,000,000	779,930
7.000% 5/15/27 IDR (d)	6,090,000,000	436,961
8.125% 5/15/24 IDR (d)	1,504,000,000	115,488
8.375% 3/15/24 IDR (d)	12,000,000,000	926,067
8.375% 9/15/26 IDR (d)	1,700,000,000	131,694
8.750% 5/15/31 IDR (d)	4,710,000,000	374,501
10.250% 7/15/27 IDR (d)	1,300,000,000	109,886
Ireland Government International Bond 1.000% 5/15/26 EUR (c) (d)	1,858,000	2,230,803
1.350% 3/18/31 EUR (c) (d)	1,221,000	1,533,996
1.500% 5/15/50 EUR (c) (d)	100,000	128,105
2.000% 2/18/45 EUR (c) (d)	165,000	236,250
4.500% 4/18/20 EUR (d)	268,000	304,929
5.400% 3/13/25 EUR (d)	943,000	1,365,898
Israel Government International Bond 1.500% 1/18/27 EUR (c) (d)	530,000	643,111
1.750% 8/31/25 ILS (d)	7,010,000	2,176,931
3.750% 3/31/47 ILS (d)	845,000	348,854
4.625% 3/18/20 EUR (c) (d)	480,000	543,320
5.500% 1/31/42 ILS (d)	8,065,000	4,114,514
Italy Buoni Poliennali Del Tesoro 2.000% 12/01/25 EUR (d)	1,323,000	1,586,625
2.800% 3/01/67 EUR (c) (d)	1,278,000	1,492,307
3.450% 3/01/48 EUR (c) (d)	110,000	150,048
4.500% 3/01/24 EUR (d)	1,625,000	2,124,349
4.750% 9/01/21 EUR (d)	515,000	624,005
5.000% 3/01/22 EUR (d)	510,000	633,644
5.500% 9/01/22 EUR (d)	2,595,000	3,326,883
Japan Government Five Year Bond 0.100% 6/20/21 JPY (d)	178,350,000	1,647,015
Japan Government Thirty Year Bond 1.700% 9/20/44 JPY (d)	222,600,000	2,703,282
2.200% 9/20/39 JPY (d)	30,650,000	385,758
2.500% 9/20/37 JPY (d)	348,600,000	4,470,441
Japan Government Twenty Year Bond 0.600% 6/20/37 JPY (d)	337,100,000	3,301,535
0.700% 3/20/37 JPY (d)	149,900,000	1,492,475
1.200% 12/20/34 JPY (d)	602,600,000	6,410,005
1.500% 6/20/34 JPY (d)	12,000,000	132,059
Japanese Government CPI Linked Bond 0.100% 3/10/24 JPY (d)	79,420,000	741,536

The accompanying notes are an integral part of the portfolio of investments.

188

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.100% 9/10/24 JPY (d)	$87,156,900	$814,978
0.100% 3/10/25 JPY (d)	146,736,000	1,374,110
Latvia Government International Bond 1.875% 2/19/49 EUR (c) (d)	627,000	864,773
Malaysia Government International Bond 3.480% 3/15/23 MYR (d)	2,555,000	631,621
3.800% 8/17/23 MYR (d)	2,745,000	686,531
4.392% 4/15/26 MYR (d)	1,570,000	407,496
4.736% 3/15/46 MYR (d)	6,290,000	1,690,818
4.921% 7/06/48 MYR (d)	7,730,000	2,143,991
4.935% 9/30/43 MYR (d)	155,000	43,141
Mexican Bonos 7.500% 6/03/27 MXN (d)	4,750,000	260,903
8.000% 12/07/23 MXN (d)	45,600,000	2,512,046
10.000% 12/05/24 MXN (d)	28,837,000	1,731,044
Morocco Government International Bond 4.500% 10/05/20 EUR (c) (d)	300,000	347,808
National Highways Authority of India 7.300% 5/18/22 INR (c) (d)	100,000,000	1,396,722
Netherlands Government Bond 5.500% 1/15/28 EUR (d)	50,000	81,778
New South Wales Treasury Corp. 4.000% 5/20/26 AUD (c) (d)	860,000	696,797
4.000% 5/20/26 AUD (c) (d)	450,000	364,603
Norway Government Bond 3.000% 3/14/24 NOK (c) (d)	2,700,000	327,440
Province of Ontario Canada 2.600% 6/02/25 CAD (d)	286,000	225,847
3.500% 6/02/43 CAD (d)	140,000	126,114
3.500% 6/02/43 CAD (d)	62,000	55,850
Republic of Austria Government Bond 3.800% 1/26/62 EUR (c) (d)	330,000	767,818
Republic of Lithuania 1.625% 6/19/49 EUR (c) (d)	130,000	172,562
Republic of South Africa Government International Bond 10.500% 12/21/26 ZAR (d)	31,473,000	2,513,218
Romanian Government International Bond 2.375% 4/19/27 EUR (c) (d)	170,000	208,346
2.875% 10/28/24 EUR (c) (d)	100,000	125,371
2.875% 3/11/29 EUR (c) (d)	96,000	121,574
4.250% 6/28/23 RON (d)	2,545,000	603,059
4.625% 9/18/20 EUR (c) (d)	520,000	602,287
4.750% 2/24/25 RON (d)	3,565,000	861,927
5.800% 7/26/27 RON (d)	1,820,000	468,652
Russian Federal Bond - OFZ 8.150% 2/03/27 RUB (d)	22,733,000	409,453
Serbia Government International Bond 1.500% 6/26/29 EUR (c) (d)	665,000	758,328
Singapore Government International Bond 3.125% 9/01/22 SGD (d)	1,130,000	874,874
Slovenia Government International Bond 1.000% 3/06/28 EUR (c) (d)	250,000	299,041
1.250% 3/22/27 EUR (c) (d)	788,000	959,005
1.500% 3/25/35 EUR (c) (d)	398,000	498,042
2.125% 7/28/25 EUR (c) (d)	970,000	1,225,198
4.625% 9/09/24 EUR (c) (d)	324,000	446,093
5.250% 2/18/24 (c)	200,000	225,729
5.250% 2/18/24 (c)	200,000	225,729
Spain Government International Bond 1.400% 7/30/28 EUR (c) (d)	410,000	500,394
Sri Lanka Government International Bond 6.250% 10/04/20 (c)	300,000	303,900
6.250% 7/27/21 (c)	200,000	203,300
Thailand Government International Bond 3.650% 6/20/31 THB (d)	43,280,000	1,751,451
4.875% 6/22/29 THB (d)	6,232,000	269,632
United Kingdom Gilt 1.500% 1/22/21 GBP (c) (d)	803,000	1,073,641
1.625% 10/22/71 GBP (c) (d)	339,000	520,773
4.250% 12/07/46 GBP (c) (d)	2,025,000	4,444,434
Vietnam Government International Bond 6.750% 1/29/20 (c)	440,000	440,550
6.750% 1/29/20 (c)	200,000	200,250
		118,770,251

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $116,457,702)		118,770,251

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.7%
Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association REMICS Series 2018-44, Class PC 4.000% 6/25/44	222,989	227,255
Government National Mortgage Association Series 2018-122, Class FE 1 mo. USD LIBOR + .300% 2.065% 9/20/48	260,556	258,743
		485,998
Pass-Through Securities — 13.0%
Federal Home Loan Mortgage Corp. Pool #SD0080 3.000% 9/01/49	231,061	238,430

The accompanying notes are an integral part of the portfolio of investments.

189

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #BM3859 2.500% 8/01/31	$228,673	$231,652
Pool #BC9043 2.500% 11/01/31	595,893	603,470
Pool #BM1890 2.500% 1/01/32	187,345	189,844
Pool #MA3827 2.500% 11/01/34	5,419,933	5,468,523
Pool #MA3896 2.500% 1/01/35	880,000	887,889
Pool #MA2781 2.500% 10/01/46	419,807	417,465
Pool #MA3125 3.000% 9/01/32	200,072	205,844
Pool #BM5109 3.000% 12/01/32	1,362,285	1,402,011
Pool #MA3283 3.000% 2/01/33	18,857	19,371
Pool #BM5108 3.000% 2/01/33	216,495	222,741
Pool #BM5111 3.000% 11/01/33	233,539	240,641
Pool #MA3865 3.000% 12/01/34	3,267,784	3,354,909
Pool #AL9412 3.000% 11/01/36	1,024,555	1,059,791
Pool #BM4221 3.000% 1/01/43	266,249	273,908
Pool #BM5468 3.000% 2/01/43	393,170	404,480
Pool #AB9248 3.000% 5/01/43	142,616	146,763
Pool #AU1629 3.000% 7/01/43	32,649	33,599
Pool #AS0406 3.000% 9/01/43	134,676	139,392
Pool #BM5469 3.000% 3/01/44	789,904	812,875
Pool #BM3380 3.000% 6/01/46	598,310	617,017
Pool #MA2670 3.000% 7/01/46	1,009,277	1,033,580
Pool #BD8462 3.000% 11/01/46	2,308,472	2,374,880
Pool #AS8295 3.000% 11/01/46	474,902	490,493
Pool #BM4896 3.000% 2/01/47	585,083	602,098
Pool #BM1418 3.000% 4/01/47	2,884,538	2,967,519
Pool #BM4744 3.000% 6/01/47	208,817	215,673
Pool #FM1572 3.000% 9/01/48	661,466	677,187
Pool #FM1445 3.000% 8/01/49	207,398	213,948
Pool #MA3834 3.000% 11/01/49	303,890	308,263
Pool #AS4449 3.500% 2/01/35	288,491	301,412
Pool #MA1283 3.500% 12/01/42	98,156	103,227
Pool #MA1463 3.500% 6/01/43	345,611	363,466
Pool #BM4534 3.500% 1/01/44	733,285	771,167
Pool #AL6167 3.500% 1/01/44	1,327,277	1,395,846
Pool #BC1747 3.500% 1/01/46	3,844,899	4,012,291
Pool #BM5785 3.500% 9/01/46	320,779	335,347
Pool #BM4582 3.500% 8/01/47	272,305	285,862
Pool #BM3122 3.500% 10/01/47	5,094,585	5,367,331
Pool #MA3210 3.500% 12/01/47	1,000,721	1,038,659
Pool #BH9277 3.500% 2/01/48	873,612	905,913
Pool #CA1189 3.500% 2/01/48	549,876	569,691
Pool #BO1033 3.500% 8/01/49	79,554	82,322
Pool #BO1410 3.500% 9/01/49	605,395	626,454
Pool #BO1437 3.500% 10/01/49	520,909	539,355
Pool #BF0198 4.000% 11/01/40	261,625	278,338
Pool #AL2745 4.000% 3/01/42	1,174,516	1,261,291
Pool #BM3385 4.000% 6/01/45	3,095,202	3,291,961
Pool #CA0062 4.000% 7/01/47	1,564,207	1,642,135
Pool #MA3088 4.000% 8/01/47	241,503	253,535
Pool #MA3149 4.000% 10/01/47	1,628,920	1,709,562
Pool #MA3384 4.000% 6/01/48	1,587,049	1,658,675
Pool #MA3415 4.000% 7/01/48	615,638	642,268
Pool #CA2378 4.000% 9/01/48	545,412	569,687
Pool #MA3467 4.000% 9/01/48	27,407	28,592
Pool #BM5527 4.000% 10/01/48	425,534	449,925
Pool #BN4333 4.000% 2/01/49	159,235	165,615
Pool #BM5484 4.000% 3/01/49	852,583	893,460
Pool #CA4571 4.000% 11/01/49	341,098	357,185
Pool #AL6536 4.500% 3/01/45	714,518	769,846
Pool #BM4185 4.500% 9/01/46	300,184	322,491
Pool #BM1248 4.500% 9/01/46	879,713	951,956
Pool #BM3148 4.500% 11/01/47	354,969	384,674
Pool #CA1563 4.500% 4/01/48	521,714	554,776
Pool #BM4343 4.500% 5/01/48	745,382	807,525
Pool #CA2204 4.500% 8/01/48	331,355	350,283
Pool #CA2419 4.500% 10/01/48	600,718	634,281
Pool #CA3514 4.500% 5/01/49	644,486	689,960
Pool #MA3688 4.500% 6/01/49	350,294	368,661
Pool #AL9893 5.000% 2/01/45	648,086	706,600
Pool #MA3374 5.000% 5/01/48	213,746	229,103
Pool #BM3279 5.500% 5/01/44	2,046,170	2,296,687
Pool #BM4971 6.000% 7/01/41	357,822	411,033
Government National Mortgage Association II Pool #MA3662 3.000% 5/20/46	63,821	65,828
Pool #MA3873 3.000% 8/20/46	1,066,678	1,099,216
Pool #MA6144 3.000% 9/20/49	139,318	141,086
Pool #MA6209 3.000% 10/20/49	819,439	829,840
Pool #MA6409 3.000% 1/20/50 (h)	670,000	688,554
Pool #MA0220 3.500% 7/20/42	359,814	377,910
Pool #MA0318 3.500% 8/20/42	401,218	421,396
Pool #MA0392 3.500% 9/20/42	53,967	56,681
Pool #MA1090 3.500% 6/20/43	313,849	329,339
Pool #AL1773 3.500% 1/20/45	403,941	423,372
Pool #MA3310 3.500% 12/20/45	231,492	242,050
Pool #MA3521 3.500% 3/20/46	463,297	484,426
Pool #MA3597 3.500% 4/20/46	362,414	378,489
Pool #MA3663 3.500% 5/20/46	288,851	301,663
Pool #MA3736 3.500% 6/20/46	135,767	141,789
Pool #MA3803 3.500% 7/20/46	57,767	60,329
Pool #MA4004 3.500% 10/20/46	1,386,672	1,446,879
Pool #MA784472 3.500% 2/20/48	589,565	621,795
Pool #784504 3.500% 2/20/48	274,856	288,422
Pool #784474 3.500% 2/20/48	380,594	399,141
Pool #MA5709 3.500% 1/20/49	753,458	777,048
Pool #MA3245 4.000% 11/20/45	488,728	514,971
Pool #MA4511 4.000% 6/20/47	333,492	348,481
Pool #MA4720 4.000% 9/20/47	1,477,184	1,542,193
Pool #MA4838 4.000% 11/20/47	511,516	534,027
Pool #MA5264 4.000% 6/20/48	210,386	218,807
Pool MA5931 4.000% 5/20/49	1,460,048	1,509,132
Pool #MA6091 4.000% 8/20/49	1,972,833	2,050,407
Pool #MA6155 4.000% 9/20/49	1,226,977	1,278,195
Pool #MA2894 4.500% 6/20/45	382,655	409,570
Pool #MA2963 4.500% 7/20/45	152,106	162,805

The accompanying notes are an integral part of the portfolio of investments.

190

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3312 4.500% 12/20/45	$7,202	$7,708
Pool #MA4588 4.500% 7/20/47	1,514,574	1,607,854
Pool #MA4964 4.500% 1/20/48	86,231	91,360
Pool #MA5265 4.500% 6/20/48	127,483	134,299
Pool #MA4781 5.000% 10/20/47	1,081,494	1,161,271
Pool #BF2644 5.000% 5/20/48	42,807	46,968
Pool #MA5266 5.000% 6/20/48	890,761	946,657
Pool #BF2878 5.000% 6/20/48	51,132	56,102
Pool #BF3008 5.000% 7/20/48	39,193	43,003
Pool #MA5400 5.000% 8/20/48	562,590	597,189
Pool #MA5988 5.000% 6/20/49	1,407,123	1,482,228
Pool #MA5195 5.500% 5/20/48	391,656	418,388
Pool #MA5654 5.500% 12/20/48	104,282	110,975
Pool #MA5713 5.500% 1/20/49	77,299	82,164
Pool #MA5820 5.500% 3/20/49	205,369	217,845
Uniform Mortgage Backed Securities TBA (h) Pool #1438 3.500% 8/01/23	1,510,000	1,565,563
		91,946,119
Whole Loans — 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, 1 mo. USD LIBOR + .450% 2.242% FRN 7/25/30	351,765	351,521
Series 2019-DNA4, Class M1, 1 mo. USD LIBOR + .700% 2.408% FRN 10/25/49 (c)	551,483	551,209
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + .750% 2.542% FRN 3/25/30	461,199	461,373
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 2.542% FRN 9/25/48 (c)	162,124	162,221
Series 2019-HQA3, Class M1, 1 mo. USD LIBOR + .750% 2.542% FRN 9/25/49 (c)	253,157	253,192
Series 2019-HQA4, Class M1, 1 mo. USD LIBOR + .770% 2.562% FRN 11/25/49 (c)	420,000	420,000
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 2.592% FRN 12/25/30 (c)	463,293	463,807
Series 2019-DNA1, Class M1, 1 mo. USD LIBOR + .900% 2.692% FRN 1/25/49 (c)	274,086	274,272
Series 2019-HQA1, Class M1, 1 mo. USD LIBOR + .900% 2.692% FRN 2/25/49 (c)	82,107	82,138
Series 2018-DNA1, Class M2AT, 2.842% FRN 7/25/30 (g)	645,000	643,513
Series 2017-DNA3, Class M2AS, 2.892% FRN 3/25/30 (g)	745,000	743,977
Series 2018-HQA1, Class M2AS, 2.892% FRN 9/25/30 (g)	590,000	589,415
Series 2017-DNA1, Class M1, 1 mo. USD LIBOR + 1.200% 2.992% FRN 7/25/29	744,919	746,843
Series 2019, Class M2, 1 mo. USD LIBOR + 1.400% 3.192% FRN 2/25/49 (c)	390,000	391,057
Series 2018-SP12, Class M2, 3.813% VRN 5/25/48 (c) (g)	65,000	64,736
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.350% 4.142% FRN 4/25/30	809,846	824,609
Series 2018-SPI3, Class M1, 4.152% VRN 8/25/48 (c) (g)	103,412	103,981
Series 2018-SPI3, Class M2, 4.152% VRN 8/25/48 (c) (g)	460,000	458,141
Series 2015-DNA2, Class M2, 1 mo. USD LIBOR + 2.600% 4.392% FRN 12/25/27	195,814	196,305
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R03, Class 1M1, 1 mo. USD LIBOR + .750% 2.542% FRN 9/25/31 (c)	96,650	96,650
Series 2019-R05, Class 1M1, 1 mo. USD LIBOR + .750% 2.542% FRN 7/25/39 (c)	221,409	221,409
Series 2019-R06, Class 2M1, 1 mo. USD LIBOR + .750% 2.542% FRN 9/25/39 (c)	483,563	483,612
Series 2019-R02, Class 1M1, 1 mo. USD LIBOR + .850% 2.642% FRN 8/25/31 (c)	20,390	20,391
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 2.892% FRN 11/25/29	960,000	955,145
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 2.942% FRN 9/25/29	77,893	77,957
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 3.142% FRN 9/25/29	985,000	986,176
Series 2017-C06, Class 1M2B, 4.442% FRN 2/25/30 (g)	520,000	535,827
		11,159,477

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $101,545,628)		103,591,594

The accompanying notes are an integral part of the portfolio of investments.

191

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bonds & Notes — 12.4%
U.S. Treasury Bond 2.750% 11/15/47 (i)	$6,140,000	$6,600,940
3.000% 8/15/48	1,500,000	1,693,626
3.000% 2/15/49	6,160,000	6,966,627
3.875% 8/15/40	630,000	795,243
4.250% 11/15/40	5,080,000	6,733,741
U.S. Treasury Note 1.375% 10/15/22	11,200,000	11,131,255
1.500% 9/30/21	4,060,000	4,053,786
1.500% 11/30/21 (f)	545,000	544,284
1.500% 8/15/22	5,750,000	5,737,439
1.500% 9/15/22	20,525,000	20,479,280
1.625% 11/15/22	9,010,000	9,016,029
1.625% 12/15/22	8,635,000	8,643,516
2.875% 5/15/49	4,365,100	4,824,500
		87,220,266

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,764,018)		87,220,266

TOTAL BONDS & NOTES (Cost $656,185,080)		674,356,900

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $38,003)		17,906

	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (j)	728,801	728,801

TOTAL MUTUAL FUNDS (Cost $728,801)		728,801

TOTAL LONG-TERM INVESTMENTS (Cost $656,951,884)		675,103,607

SHORT-TERM INVESTMENTS — 4.8%
Mutual Fund — 3.9%
T. Rowe Price Government Reserve Investment Fund	27,592,019	27,592,019

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (k)	$2,055,803	2,055,803
Sovereign Debt Obligations— 0.6%
Egypt Treasury Bills 14.813% 2/11/20 EGP (d)	50,000	3,068
15.243% 1/14/20 EGP (d)	1,000,000	62,045
15.399% 6/16/20 EGP (d)	2,500,000	145,805
15.679% 1/07/20 EGP (d)	2,850,000	177,326
16.149% 1/28/20 EGP (d)	1,450,000	89,498
16.150% 1/14/20 EGP (d)	1,425,000	88,413
Japan Treasury Discount Bill, 0.000%, due 3/02/20 JPY (d)	380,000,000	3,498,211
		4,064,366

TOTAL SHORT-TERM INVESTMENTS (Cost $33,695,767)		33,712,188

TOTAL INVESTMENTS — 100.6% (Cost $690,647,651) (l)		708,815,795

Less Unfunded Loan Commitments — 0.0%		(51,253)

NET INVESTMENTS — 100.6% (Cost $690,596,398)		708,764,542

Other Assets/(Liabilities) — (0.6)%		(4,209,299)

NET ASSETS — 100.0%		$704,555,243

Abbreviation Legend

ABS	Asset-Backed Security
BPSW	British pound sterling LIBOR
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DIP	Debtor In Possession
EUAMDB	Euribor ICE Swap Rate
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled loan commitments at December 31, 2019 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $220,613,831 or 31.31% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

The accompanying notes are an integral part of the portfolio of investments.

192

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Security is perpetual and has no stated maturity date.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $717,141 or 0.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $3,384 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $2,055,894. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $2,097,822.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) Credit Default Index Swaptions Purchased

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 12/20/24	Goldman Sachs International	2/19/20	107.50	5.00%	Quarterly	CDX.NA.HY Series 33	Quarterly	USD	2,500,000	$6,412	$14,602	$(8,190)
Sell Protection on 5-Year Credit Default Swap, 12/20/24	Goldman Sachs International	2/19/20	237.50	5.00%	Quarterly	iTraxx Europe Crossover Series 32	Quarterly	EUR	5,000,000	11,494	23,401	(11,907)
										$17,906	$38,003	$(20,097)

Credit Default Index Swaptions Written

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Buy Protection on 5-Year Credit Default Swap, 12/20/24	Goldman Sachs International	2/19/20	109.50	CDX.NA.HY Series 33	Quarterly	5.00%	Quarterly	USD	2,500,000	$(7,771)	$(1,238)	$(6,533)
Buy Protection on 5-Year Credit Default Swap, 12/20/24	Goldman Sachs International	2/19/20	200.00	CDX.NA.HY Series 33	Quarterly	5.00%	Quarterly	EUR	5,000,000	(10,002)	(7,226)	(2,776)
										(17,773)	(8,464)	(9,309)
Put
Buy Protection on 5-Year Credit Default Swap, 12/20/24	Goldman Sachs International	2/19/20	105.50	5.00%	Quarterly	CDX.NA.HY Series 33	Quarterly	USD	2,500,000	$(2,639)	$(6,188)	$3,549
Buy Protection on 5-Year Credit Default Swap, 12/20/24	Goldman Sachs International	2/19/20	275.00	5.00%	Quarterly	iTraxx Europe Crossover Series 32	Quarterly	EUR	5,000,000	(4,227)	(7,225)	2,998
										(6,866)	(13,413)	6,547
										$(24,639)	$(21,877)	$(2,762)

The accompanying notes are an integral part of the portfolio of investments.

193

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/10/20	USD	793,946	ZAR	12,270,000	$(81,331)
Bank of America N.A.	1/14/20	USD	1,525,572	ILS	5,313,870	(13,972)
Bank of America N.A.	1/16/20	USD	2,226,242	INR	160,000,000	(12,518)
Bank of America N.A.	1/17/20	RON	331,000	USD	76,555	957
Bank of America N.A.	1/17/20	CZK	59,706,000	USD	2,554,595	79,140
Bank of America N.A.	1/17/20	USD	196,716	RON	855,518	(3,625)
Bank of America N.A.	2/14/20	PLN	571,000	USD	147,578	2,945
Barclays Bank PLC	1/10/20	ZAR	15,261,336	USD	1,087,178	1,486
Barclays Bank PLC	1/10/20	USD	392,685	ZAR	6,136,053	(45,029)
Barclays Bank PLC	1/16/20	KRW	4,358,814,062	USD	3,713,421	56,878
Barclays Bank PLC	1/16/20	USD	2,452,199	KRW	2,917,500,000	(71,388)
Barclays Bank PLC	1/16/20	USD	1,051,715	IDR	15,148,908,205	(38,242)
Barclays Bank PLC	2/21/20	USD	1,416,620	SEK	13,585,273	(37,241)
Barclays Bank PLC	3/03/20	USD	246,600	BRL	1,043,313	(12,174)
Barclays Bank PLC	3/06/20	USD	4,645,435	CLP	3,449,184,052	55,244
Barclays Bank PLC	3/06/20	USD	563,719	THB	17,031,358	(5,733)
Barclays Bank PLC	3/13/20	USD	1,487,306	ZAR	21,342,336	(22,523)
BNP Paribas SA	1/16/20	KRW	1,558,811,940	USD	1,333,686	14,659
BNP Paribas SA	1/24/20	MXN	27,025,835	USD	1,413,369	11,616
BNP Paribas SA	1/24/20	CAD	121,000	USD	91,855	1,337
BNP Paribas SA	1/24/20	USD	77,631	CAD	102,000	(927)
BNP Paribas SA	1/24/20	USD	1,505,628	JPY	162,333,000	10,188
BNP Paribas SA	2/21/20	GBP	88,000	USD	116,121	603
BNP Paribas SA	2/21/20	USD	7,037,774	GBP	5,465,850	(212,199)
BNP Paribas SA	2/21/20	USD	167,583	EUR	149,625	(764)
BNP Paribas SA	3/03/20	USD	405,874	BRL	1,735,000	(24,460)
BNP Paribas SA	3/06/20	CLP	122,318,000	USD	166,660	(3,879)
BNP Paribas SA	3/06/20	USD	971,350	CLP	755,444,979	(34,000)
Citibank N.A.	1/14/20	USD	1,342,149	ILS	4,686,070	(15,509)
Citibank N.A.	1/16/20	USD	527,616	IDR	7,574,453,000	(17,363)
Citibank N.A.	1/17/20	CZK	1,685,000	USD	72,885	1,443
Citibank N.A.	1/17/20	RON	1,695,000	USD	391,613	5,313
Citibank N.A.	1/24/20	AUD	24,200	USD	16,492	499
Citibank N.A.	1/24/20	USD	94,485	MXN	1,795,000	(160)
Citibank N.A.	2/21/20	EUR	283,757	USD	315,298	3,963
Citibank N.A.	2/21/20	GBP	66,000	USD	85,744	1,799
Citibank N.A.	2/21/20	USD	27,338,665	EUR	24,663,377	(410,724)
Citibank N.A.	3/06/20	USD	563,906	THB	17,031,358	(5,546)
Citibank N.A.	6/19/20	USD	4,838,329	JPY	512,500,000	77,854
Credit Suisse International	1/16/20	USD	1,055,619	IDR	15,148,906,000	(34,339)
Credit Suisse International	3/06/20	CLP	2,190,027,000	USD	2,894,830	19,668
Deutsche Bank AG	1/17/20	CZK	966,000	USD	41,958	654
Deutsche Bank AG	2/21/20	GBP	51,484	USD	67,865	424
Goldman Sachs International	1/16/20	USD	837,214	TWD	25,746,000	(22,210)
Goldman Sachs International	1/16/20	USD	1,373,798	KRW	1,642,079,002	(46,572)
Goldman Sachs International	1/16/20	USD	104,659	IDR	1,474,438,500	(1,426)
Goldman Sachs International	1/24/20	USD	326,470	NOK	2,939,186	(8,349)
Goldman Sachs International	3/03/20	USD	329,813	BRL	1,391,085	(15,219)
Goldman Sachs International	3/06/20	USD	196,667	CLP	153,174,078	(7,178)
HSBC Bank USA	1/10/20	USD	393,759	ZAR	6,135,000	(43,880)

The accompanying notes are an integral part of the portfolio of investments.

194

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank USA	1/16/20	KRW	100,703,000	USD	86,433	$673
HSBC Bank USA	1/16/20	USD	155,213	IDR	2,200,744,800	(3,130)
HSBC Bank USA	1/24/20	USD	137,747	CAD	181,169	(1,786)
HSBC Bank USA	1/24/20	USD	13,904,604	JPY	1,500,005,672	86,284
HSBC Bank USA	1/24/20	USD	4,044,972	MXN	78,903,286	(115,346)
HSBC Bank USA	2/21/20	EUR	605,222	USD	670,538	10,413
HSBC Bank USA	2/21/20	USD	244,345	SEK	2,324,254	(4,391)
HSBC Bank USA	2/21/20	USD	718,183	EUR	646,698	(9,434)
HSBC Bank USA	3/03/20	USD	744,798	BRL	3,129,940	(31,525)
HSBC Bank USA	3/06/20	USD	3,470,247	MYR	14,511,878	(72,462)
HSBC Bank USA	6/05/20	USD	1,310,986	MYR	5,445,835	(15,823)
HSBC Bank USA	6/19/20	USD	4,836,776	JPY	512,500,000	76,301
JP Morgan Chase Bank N.A.	1/10/20	USD	395,559	ZAR	6,135,000	(42,080)
JP Morgan Chase Bank N.A.	1/16/20	IDR	990,311,000	USD	69,780	1,472
JP Morgan Chase Bank N.A.	1/16/20	USD	1,223,014	KRW	1,458,750,000	(38,779)
JP Morgan Chase Bank N.A.	1/17/20	RUB	6,151,717	USD	99,301	(281)
JP Morgan Chase Bank N.A.	1/17/20	USD	373,369	RUB	24,606,869	(22,709)
JP Morgan Chase Bank N.A.	1/17/20	USD	47,350	RON	202,000	47
JP Morgan Chase Bank N.A.	1/17/20	USD	44,874	CZK	1,025,000	(341)
JP Morgan Chase Bank N.A.	1/24/20	MXN	1,227,000	USD	62,475	2,221
JP Morgan Chase Bank N.A.	1/24/20	JPY	63,434,000	USD	586,877	(2,512)
JP Morgan Chase Bank N.A.	2/21/20	SEK	313,000	USD	32,856	640
JP Morgan Chase Bank N.A.	2/21/20	USD	103,748	GBP	80,000	(2,365)
JP Morgan Chase Bank N.A.	4/17/20	USD	98,240	RUB	6,151,717	286
Morgan Stanley & Co. LLC	1/16/20	USD	1,378,612	INR	99,356,600	(11,610)
Morgan Stanley & Co. LLC	1/16/20	USD	36,140	TWD	1,095,000	(412)
Morgan Stanley & Co. LLC	1/24/20	JPY	3,138,000	USD	28,894	14
Morgan Stanley & Co. LLC	1/24/20	USD	2,097,189	AUD	3,052,831	(46,280)
Morgan Stanley & Co. LLC	1/24/20	USD	660,514	JPY	71,505,045	1,797
Morgan Stanley & Co. LLC	2/21/20	EUR	710,479	USD	793,190	6,189
Morgan Stanley & Co. LLC	2/21/20	USD	95,092	EUR	85,589	(1,206)
Morgan Stanley & Co. LLC	3/06/20	USD	859,455	CLP	677,959,204	(42,776)
UBS AG	1/14/20	USD	47,781	ILS	165,000	(23)
UBS AG	1/17/20	RON	125,000	USD	29,048	224
UBS AG	1/24/20	AUD	108,000	USD	75,775	54
UBS AG	1/24/20	CAD	51,606	USD	39,159	587
UBS AG	1/24/20	USD	2,728,917	CAD	3,572,169	(22,300)
UBS AG	1/24/20	USD	442,325	JPY	47,701,000	2,895
UBS AG	2/21/20	USD	185,787	GBP	143,511	(4,567)
UBS AG	2/21/20	USD	1,415,597	SEK	13,585,273	(38,264)
UBS AG	2/21/20	USD	17,036,403	EUR	15,319,274	(199,700)
UBS AG	3/06/20	USD	251,650	CLP	205,144,995	(21,358)
UBS AG	3/06/20	USD	882,429	THB	26,780,000	(12,974)
UBS AG	3/13/20	USD	854,555	SGD	1,160,828	(9,107)
UBS AG	6/19/20	USD	3,280,167	GBP	2,580,000	(152,623)
UBS AG	6/19/20	USD	24,165,209	EUR	21,022,000	337,404
						$(1,300,473)

The accompanying notes are an integral part of the portfolio of investments.

195

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
Euro-Bund	3/06/20	3	$578,935	$(5,219)
Australia 10 Year Bond	3/16/20	46	4,702,104	(87,344)
Korea 10 Year Bond	3/17/20	42	4,746,533	(15,018)
Korea 3 Year Bond	3/17/20	129	12,313,541	17,005
U.S. Treasury Long Bond	3/20/20	29	4,595,432	(74,151)
U.S. Treasury Ultra Bond	3/20/20	56	10,474,122	(301,372)
U.S. Treasury Note 2 Year	3/31/20	655	141,192,899	(40,389)
U.S. Treasury Note 5 Year	3/31/20	460	54,841,279	(280,966)
				$(787,454)
Short
Euro-Bobl	3/06/20	38	$(5,714,641)	$18,716
Euro-Buxl 30 Year Bond	3/06/20	2	(457,718)	12,672
Euro-Schatz	3/06/20	16	(2,008,813)	432
Canada 10 Year Bond	3/20/20	13	(1,401,343)	25,008
U.S. Treasury Note 10 Year	3/20/20	164	(21,288,778)	227,590
U.S. Treasury Ultra 10 Year	3/20/20	317	(45,133,751)	530,860
UK Long Gilt	3/27/20	19	(3,339,594)	33,101
U.S. Treasury Note 5 Year	3/31/20	16	(1,907,353)	9,603
				$857,982

Centrally Cleared Credit Default Swaps — Sell Protection†

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 32	5.000%	Quarterly	12/20/24	NR *	EUR	1,400,000	$214,023	$178,625	$35,398
CDX.NA.IG Series 33	1.000%	Quarterly	12/20/24	NR *	USD	52,270,000	1,354,466	1,156,489	197,977
CDX.NA.HY Series 33	5.000%	Quarterly	12/20/24	NR *	USD	2,574,000	248,152	183,205	64,947
							$1,816,641	$1,518,319	$298,322

OTC Credit Default Swaps — Sell Protection†

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB-*	6/20/22	USD	260,000	$2,662	$(7,203)	$9,865
Devon Energy Corporation	1.000%	Quarterly	Bank of America N.A.	BBB+*	12/20/24	USD	65,000	922	(402)	1,324
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	CCC*	12/20/20	USD	160,000	1,120	(5,973)	7,093
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	CCC*	12/20/21	USD	160,000	1,732	(10,870)	12,602
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	CCC*	6/20/24	USD	135,000	(119)	(8,192)	8,073
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	CCC*	6/20/24	USD	67,500	(59)	(3,879)	3,820
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	CCC*	6/20/24	USD	67,500	(59)	(3,879)	3,820
Cardinal Health, Inc.	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	65,000	(64)	(928)	864
Cardinal Health, Inc.	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	130,000	(128)	(1,916)	1,788
Cardinal Health, Inc.	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	112,000	(111)	(1,859)	1,748
Colombia Government	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	320,000	4,255	1,619	2,636
Colombia Government	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	2,990,000	39,755	15,140	24,615
Devon Energy Corporation	1.000%	Quarterly	Barclays Bank PLC	BBB+*	12/20/24	USD	30,000	425	-	425

The accompanying notes are an integral part of the portfolio of investments.

196

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Devon Energy Corporation	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	50,000	$709	$24	$685
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	CCC*	12/20/24	USD	450,000	(2,551)	(2,504)	(47)
Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	350,000	6,220	2,336	3,884
Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	600,000	10,663	3,434	7,229
Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	648,237	11,520	4,215	7,305
Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	750,000	13,328	4,361	8,967
Republic of South Africa	1.000%	Quarterly	Barclays Bank PLC	BB+*	12/20/24	USD	547,200	(14,866)	(22,467)	7,601
Republic of South Africa	1.000%	Quarterly	Barclays Bank PLC	BB+*	12/20/24	USD	520,000	(14,127)	(23,494)	9,367
Cardinal Health, Inc.	1.000%	Quarterly	BNP Paribas SA	BBB*	12/20/24	USD	78,000	(77)	(1,674)	1,597
Cardinal Health, Inc.	1.000%	Quarterly	BNP Paribas SA	BBB*	12/20/24	USD	115,000	(114)	(2,605)	2,491
Cardinal Health, Inc.	1.000%	Quarterly	BNP Paribas SA	BBB*	12/20/24	USD	40,000	(40)	(1,046)	1,006
Devon Energy Corporation	1.000%	Quarterly	BNP Paribas SA	BBB*	12/20/24	USD	50,000	709	-	709
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	685,000	9,108	2,110	6,998
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	715,000	9,507	2,464	7,043
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	315,000	4,188	1,720	2,468
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	610,000	8,110	3,332	4,778
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	1,980,000	26,326	10,016	16,310
Colombia Government	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	1,475,000	19,612	7,096	12,516
Devon Energy Corporation	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	105,000	1,489	(551)	2,040
Republic of South Africa	1.000%	Quarterly	Citibank N.A.	BB+*	12/20/24	USD	934,366	(25,384)	(34,239)	8,855
Colombia Government	1.000%	Quarterly	Goldman Sachs International	BBB*	12/20/24	USD	840,000	11,169	3,525	7,644
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International	BBB*	12/20/24	USD	2,865,207	50,917	20,736	30,181
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International	BBB*	12/20/24	USD	2,074,358	36,863	13,227	23,636
Republic of South Africa	1.000%	Quarterly	Goldman Sachs International	BB+*	12/20/24	USD	369,238	(10,031)	(14,310)	4,279
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	A+*	6/20/24	EUR	100,000	3,050	1,278	1,772
Cardinal Health, Inc.	1.000%	Quarterly	JP Morgan Chase Bank N.A.	BBB*	12/20/24	USD	48,000	(47)	(708)	661
Cardinal Health, Inc.	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	67,000	(66)	(1,344)	1,278
Cardinal Health, Inc.	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	60,000	(59)	(1,345)	1,286
Colombia Government	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	965,000	12,831	3,489	9,342
Colombia Government	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	380,000	5,052	1,924	3,128
Colombia Government	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	500,000	6,648	1,481	5,167
Devon Energy Corporation	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	105,000	1,489	(651)	2,140
Devon Energy Corporation	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	100,000	1,418	(239)	1,657
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	CCC*	12/20/24	USD	134,000	(758)	(993)	235
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	400,000	7,108	2,192	4,916
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	400,000	7,048	3,349	3,699
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	1,555,768	27,647	10,304	17,343
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	273,333	4,857	1,742	3,115
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	3,753,097	66,696	23,930	42,766
								$346,493	$(8,227)	$354,720

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.620%	Annually	6-Month WIBOR	Semi-Annually	2/20/23	PLN	3,700,000	$(25,679)	$-	$(25,679)
Fixed 2.440%	Annually	6-Month WIBOR	Semi-Annually	3/12/23	PLN	230,000	(1,284)	-	(1,284)
Fixed 2.350%	Annually	6-Month WIBOR	Semi-Annually	4/06/23	PLN	700,000	(3,455)	-	(3,455)
Fixed 2.305%	Annually	6-Month WIBOR	Semi-Annually	4/20/23	PLN	500,000	(2,306)	-	(2,306)
Fixed 2.430%	Annually	6-Month WIBOR	Semi-Annually	5/07/23	PLN	1,000,000	(5,749)	-	(5,749)
Fixed 2.518%	Annually	6-Month WIBOR	Semi-Annually	5/18/23	PLN	900,000	(5,896)	-	(5,896)
Fixed 2.395%	Annually	6-Month WIBOR	Semi-Annually	8/23/23	PLN	1,400,000	(8,181)	-	(8,181)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	(26,751)	-	(26,751)

The accompanying notes are an integral part of the portfolio of investments.

197

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	$(2,044)	$-	$(2,044)
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	(4,411)	-	(4,411)
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	(7,312)	-	(7,312)
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	5,998	-	5,998
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	1,669	-	1,669
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	2,466	-	2,466
Fixed 1.820%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	345	-	345
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,461	496	-	496
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	496	-	496
Fixed 1.803%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	477	-	477
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/06/29	PLN	317,460	496	-	496
Fixed 1.860%	Annually	6-Month WIBOR	Semi-Annually	11/07/29	PLN	312,699	41	-	41
Fixed 1.710%	Annually	6-Month WIBOR	Semi-Annually	12/19/29	PLN	2,500,000	9,400	-	9,400
							$(71,184)	$-	$(71,184)

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/Reference		Frequency	Rate/Reference	Frequency	No. of Contracts	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
3M Euribor EUR	200,000	Quarterly	Markit iBoxx EUR Liquid High Yield Index	Quarterly	989	Goldman Sachs International	3/20/20	$1,544	$-	$1,544
3M Euribor EUR	500,000	Quarterly	Markit iBoxx EUR Liquid High Yield Index	Quarterly	2,474	JP Morgan Chase Bank N.A.	3/20/20	4,334	-	4,334
								$5,878	$-	$5,878

*	Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

198

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.6%

CORPORATE DEBT — 40.4%
Argentina — 0.3%
IRSA Propiedades Comerciales SA 8.750% 3/23/23 (a)	$240,000	$213,600
Tarjeta Naranja SA BADLARPP + 3.500% 61.771% FRN 4/11/22 (a)	200,000	34,961
YPF SA 8.500% 7/28/25 (a)	80,000	75,600
8.750% 4/04/24 (a)	35,000	34,125
		358,286
Australia — 1.5%
CNOOC Curtis Funding No 1 Pty Ltd. 4.500% 10/03/23 (a)	1,600,000	1,713,129
Austria — 0.4%
Klabin Austria GmbH 5.750% 4/03/29 (a)	200,000	213,002
Suzano Austria GmbH 6.000% 1/15/29	200,000	225,500
		438,502
Brazil — 2.0%
Banco BTG Pactual SA/Cayman Islands 5 year CMT + 5.257% 7.750% VRN 2/15/29 (a)	300,000	317,628
Banco do Brasil SA 10 year CMT + 4.398% 6.250% VRN (a) (b)	300,000	304,428
10 year CMT + 6.362% 9.000% VRN (a) (b)	1,000,000	1,138,760
BRF SA 4.875% 1/24/30 (a)	300,000	309,378
Itau Unibanco Holding SA 5 year CMT + 3.981% 6.125% VRN (a) (b)	200,000	208,752
Oi SA 10.000% 7/27/25	100,000	89,500
		2,368,446
British Virgin Islands — 0.7%
Gold Fields Orogen Holdings BVI Ltd. 5.125% 5/15/24 (a) (c)	200,000	213,600
State Grid Overseas Investment 2013 Ltd. 4.375% 5/22/43 (a)	200,000	233,143
State Grid Overseas Investment 2016 Ltd. 2.875% 5/18/26 (a)	400,000	403,685
		850,428
Canada — 0.2%
St Marys Cement, Inc. 5.750% 1/28/27 (a)	200,000	224,500
Cayman Islands — 2.0%
AC Energy Finance International Ltd. 5.650% (a) (b)	222,000	224,264
Cosan Overseas Ltd. 8.250% (a) (b)	100,000	103,876
Country Garden Holdings Co. Ltd. 4.750% 1/17/23 (a)	200,000	201,476
Health & Happiness H&H International Holdings Ltd. 5.625% 10/24/24 (a)	200,000	206,808
KSA Sukuk Ltd. 2.969% 10/29/29 (a)	560,000	562,100
Latam Finance Ltd. 7.000% 3/01/26 (a)	300,000	324,753
Lima Metro Line 2 Finance Ltd. 5.875% 7/05/34 (a)	110,051	127,385
Metropolitan Light Co. Ltd. 5.500% 11/21/22 (a)	200,000	206,623
Rutas 2 and 7 Finance Ltd. 0.010% 9/30/36 (a)	200,000	129,500
Times China Holdings Ltd. 6.750% 7/16/23 (a)	200,000	204,258
		2,291,043
Chile — 0.4%
Celulosa Arauco y Constitucion SA 4.200% 1/29/30 (a)	200,000	200,600
Corp. Nacional del Cobre de Chile 3.700% 1/30/50 (a)	330,000	316,345
		516,945
Costa Rica — 0.1%
Instituto Costarricense de Electricidad 6.375% 5/15/43 (a)	200,000	171,500
Hong Kong — 1.4%
CNAC HK Finbridge Co. Ltd. 4.625% 3/14/23 (a)	1,500,000	1,576,865
India — 0.2%
Bharti Airtel Ltd. 4.375% 6/10/25 (a)	200,000	203,682
Indonesia — 3.4%
Pertamina Persero PT 5.625% 5/20/43 (a)	1,400,000	1,631,648
6.000% 5/03/42 (a)	400,000	487,592
Perusahaan Listrik Negara PT 3.875% 7/17/29 (a)	545,000	568,163
4.125% 5/15/27 (a)	200,000	210,750
4.875% 7/17/49 (a)	200,000	216,500
5.250% 10/24/42 (a)	200,000	224,000

The accompanying notes are an integral part of the portfolio of investments.

199

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.250% 1/25/49 (a)	$200,000	$258,900
6.250% 1/25/49 (a)	250,000	323,625
		3,921,178
Ireland — 0.4%
C&W Senior Financing DAC 7.500% 10/15/26 (a)	200,000	216,572
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (a)	200,000	212,000
		428,572
Israel — 1.9%
Israel Chemicals Ltd. 6.375% 5/31/38 (a)	150,000	178,525
6.375% 5/31/38 (a)	200,000	238,034
Israel Electric Corp. Ltd. 4.250% 8/14/28 (a)	1,300,000	1,414,231
4.250% 8/14/28 (a)	400,000	435,148
		2,265,938
Kazakhstan — 0.4%
KazMunayGas National Co. JSC 6.375% 10/24/48 (a)	370,000	475,665
Luxembourg — 1.4%
ALROSA Finance SA 4.650% 4/09/24 (a)	300,000	320,185
CSN Resources SA 7.625% 2/13/23 (a)	200,000	213,202
7.625% 2/13/23 (a)	250,000	266,503
MHP Lux SA 6.250% 9/19/29 (a)	220,000	215,598
Minerva Luxembourg SA 6.500% 9/20/26 (a)	350,000	372,316
Rumo Luxembourg Sarl 7.375% 2/09/24 (a)	200,000	215,500
		1,603,304
Mauritius — 0.2%
MTN Mauritius Investments Ltd. 6.500% 10/13/26 (a)	200,000	221,000
Mexico — 9.7%
Axtel SAB de CV 6.375% 11/14/24 (a)	400,000	421,004
BBVA Bancomer SA 5 year CMT + 2.650% 5.125% VRN 1/18/33 (a)	400,000	403,504
Braskem Idesa SAPI 7.450% 11/15/29 (a)	215,000	229,085
Cometa Energia SA de CV 6.375% 4/24/35 (a)	387,600	421,515
Controladora Mabe SA de CV 5.600% 10/23/28 (a)	200,000	220,000
Mexico City Airport Trust 5.500% 7/31/47 (a)	2,370,000	2,444,086
5.500% 7/31/47 (a)	350,000	360,941
Petroleos Mexicanos 5.350% 2/12/28	500,000	497,500
5.500% 6/27/44	2,100,000	1,883,700
5.625% 1/23/46	1,450,000	1,295,459
6.500% 6/02/41	2,735,000	2,715,855
6.840% 1/23/30 (a)	245,000	261,253
Sixsigma Networks Mexico SA de CV 7.500% 5/02/25 (a)	200,000	201,500
		11,355,402
Netherlands — 4.8%
Mong Duong Finance Holdings BV 5.125% 5/07/29 (a)	250,000	255,851
Petrobras Global Finance BV 6.850% 6/05/21	200,000	228,552
6.850% 6/05/21	300,000	342,828
7.375% 1/17/27	400,000	488,000
8.750% 5/23/26 (c)	3,350,000	4,301,400
		5,616,631
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (a)	200,000	235,252
Paraguay — 0.2%
Telfon Celuar Del Paragu SA 5.875% 4/15/27 (a)	200,000	213,750
Peru — 0.4%
Consorcio Transmantaro SA 4.700% 4/16/34 (a)	200,000	219,752
Peru LNG SRL 5.375% 3/22/30 (a)	200,000	197,002
		416,754
Saudi Arabia — 0.3%
Saudi Arabian Oil Co. 3.500% 4/16/29 (a)	300,000	311,034
South Africa — 4.0%
Eskom Holdings SOC Ltd. 6.750% 8/06/23 (a)	200,000	203,752
7.125% 2/11/25 (a)	1,350,000	1,379,543
7.125% 2/11/25 (a)	2,000,000	2,043,768
8.450% 8/10/28 (a)	800,000	862,000
FirstRand Bank Ltd. 5 year USD Swap + 3.561% 6.250% VRN 4/23/28 (a)	200,000	211,950
		4,701,013
Sri Lanka — 0.3%
SriLankan Airlines Ltd. 7.000% 6/25/24 (a)	300,000	295,500
Thailand — 0.3%
Bangkok Bank PCL 5 year CMT + 1.900% 3.733% VRN 9/25/34 (a)	200,000	202,459

The accompanying notes are an integral part of the portfolio of investments.

200

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Thaioil Treasury Center Co. Ltd. 3.500% 10/17/49 (a)	$200,000	$189,834
		392,293
Turkey — 1.1%
Akbank Turk AS 5 year USD Swap + 5.026% 7.200% VRN 3/16/27 (a)	400,000	389,600
Turk Telekomunikasyon AS 4.875% 6/19/24 (a)	450,000	447,750
Turkiye Garanti Bankasi AS 5 year USD Swap + 4.220% 6.125% VRN 5/24/27 (a)	300,000	283,650
Turkiye Sise ve Cam Fabrikalari AS 6.950% 3/14/26 (a)	200,000	211,080
		1,332,080
United Arab Emirates — 0.6%
Emirates NBD Bank PJSC 6 year USD Swap + 3.656% 6.125% VRN (a) (b)	200,000	209,996
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832% 4.500% VRN (a) (b)	245,000	244,388
Ruwais Power Co. PJSC 6.000% 8/31/36 (a)	200,000	246,334
		700,718
United Kingdom — 0.4%
Petropavlovsk Ltd. 8.125% 11/14/22 (a)	200,000	205,400
Ukraine Railways Via Rail Capital Markets PLC 8.250% 7/09/24 (a)	200,000	213,300
		418,700
United States — 0.4%
Azul Investments LLP 5.875% 10/26/24 (a) (c)	500,000	518,505
Venezuela — 0.8%
Petroleos de Venezuela SA 5.375% 4/12/27 (a) (d)	900,000	69,750
6.000% 5/16/24 (a) (d)	2,400,000	186,000
6.000% 11/15/26 (a) (d)	1,750,000	135,625
8.500% 10/27/20 (a) (d)	250,000	45,000
9.000% 11/17/21 (a) (d)	4,990,000	386,725
9.750% 5/17/35 (a) (d)	150,000	11,625
12.750% 2/17/22 (a) (d)	1,500,000	116,250
		950,975

TOTAL CORPORATE DEBT (Cost $47,543,479)		47,087,590

SOVEREIGN DEBT OBLIGATIONS — 57.1%
Argentina — 3.4%
Argentine Republic Government International Bond 1.000% VRN 12/15/35 (e)	845,000	19,401
3.750% STEP 12/31/38	450,000	219,379
5.875% 1/11/28	590,000	277,300
6.875% 1/26/27	270,000	134,325
7.500% 4/22/26	4,180,000	2,173,600
8.280% 12/31/33	525,764	314,471
8.280% 12/31/33	1,577,293	743,391
Provincia de Buenos Aires 9.125% 3/16/24 (a)	175,000	76,563
		3,958,430
Armenia — 0.2%
Republic of Armenia Government International Bond 3.950% 9/26/29 (a)	200,000	198,000
Bahamas — 1.5%
Bahamas Government International Bond 6.000% 11/21/28 (a)	1,600,000	1,784,000
Bermuda — 0.6%
Bermuda Government International Bond 4.750% 2/15/29 (a)	600,000	677,250
Brazil — 4.3%
Brazil Notas do Tesouro Nacional Serie B 6.000% 8/15/24 BRL (f)	350,000	328,391
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/23 BRL (f)	4,025,000	1,063,474
Brazilian Government International Bond 2.625% 1/05/23	1,200,000	1,200,000
4.625% 1/13/28	850,000	912,900
5.000% 1/27/45	900,000	934,920
5.625% 1/07/41	500,000	560,000
		4,999,685
Colombia — 2.2%
Colombia Government International Bond 4.000% 2/26/24	550,000	579,612
4.000% 2/26/24	400,000	421,536
4.500% 3/15/29	400,000	443,600
5.625% 2/26/44	800,000	994,000
6.125% 1/18/41	100,000	129,400
		2,568,148
Costa Rica — 1.2%
Costa Rica Government International Bond 4.250% 1/26/23 (a)	200,000	201,000
4.375% 4/30/25 (a)	500,000	498,750

The accompanying notes are an integral part of the portfolio of investments.

201

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.125% 2/19/31 (a)	$200,000	$212,750
7.000% 4/04/44 (a)	200,000	210,500
7.158% 3/12/45 (a)	200,000	213,000
		1,336,000
Dominican Republic — 1.2%
Dominican Republic International Bond 6.850% 1/27/45 (a)	800,000	913,000
6.875% 1/29/26 (a)	450,000	513,567
		1,426,567
Ecuador — 1.8%
Ecuador Government International Bond 7.875% 1/23/28 (a)	900,000	799,884
7.950% 6/20/24 (a)	1,200,000	1,137,000
9.650% 12/13/26 (a)	200,000	190,000
		2,126,884
Egypt — 1.8%
Egypt Government International Bond 7.600% 3/01/29 (a)	200,000	218,666
7.903% 2/21/48 (a)	200,000	209,660
8.500% 1/31/47 (a)	1,000,000	1,109,380
8.500% 1/31/47 (a)	550,000	610,159
		2,147,865
El Salvador — 1.2%
El Salvador Government International Bond 5.875% 1/30/25 (a)	300,000	316,125
7.650% 6/15/35 (a)	250,000	285,000
8.625% 2/28/29 (a)	700,000	840,000
		1,441,125
Ghana — 1.0%
Ghana Government International Bond 8.125% 1/18/26 (a)	1,100,000	1,184,634
Guatemala — 0.4%
Guatemala Government International Bond 4.900% 6/01/30 (a)	400,000	428,000
India — 0.2%
Export Import Bank of India 3.375% 8/05/26 (a)	200,000	203,269
Indonesia — 5.3%
Indonesia Government International Bond 4.625% 4/15/43 (a)	950,000	1,062,006
4.750% 2/11/29	205,000	234,714
Indonesia Treasury Bond 9.000% 3/15/29 IDR (f)	10,200,000,000	819,425
Perusahaan Penerbit SBSN Indonesia 4.150% 3/29/27 (a)	600,000	643,932

Perusahaan Penerbit SBSN Indonesia III 4.450% 2/20/29 (a)	400,000	440,964
4.550% 3/29/26 (a)	2,750,000	3,007,922
		6,208,963
Ivory Coast — 1.1%
Ivory Coast Government International Bond 5.750% STEP 12/31/32 (a)	880,000	877,918
6.625% 3/22/48 EUR (a) (f)	400,000	450,916
		1,328,834
Jamaica — 1.6%
Jamaica Government International Bond 6.750% 4/28/28	400,000	474,000
8.000% 3/15/39	500,000	680,000
8.000% 3/15/39	500,000	680,000
		1,834,000
Kenya — 0.4%
Kenya Government International Bond 7.250% 2/28/28 (a)	400,000	434,446
Mexico — 1.7%
Mexican Bonos 6.500% 6/10/21 MXN (f)	10,400,000	547,912
8.000% 11/07/47 MXN (f)	8,500,000	492,305
10.000% 11/20/36 MXN (f)	3,000,000	204,887
Mexico Government International Bond 4.750% 3/08/44	650,000	718,250
		1,963,354
Mongolia — 1.0%
Development Bank of Mongolia LLC 7.250% 10/23/23 (a)	500,000	529,224
7.250% 10/23/23 (a)	200,000	211,690
Mongolia Government International Bond 5.625% 5/01/23 (a)	400,000	411,982
		1,152,896
Nigeria — 1.3%
Nigeria Government International Bond 6.500% 11/28/27 (a)	500,000	510,111
7.143% 2/23/30 (a)	700,000	712,479
8.747% 1/21/31 (a)	300,000	330,839
		1,553,429
Oman — 1.8%
Oman Government International Bond 4.750% 6/15/26 (a)	1,050,000	1,064,437
4.750% 6/15/26 (a)	600,000	608,250
5.625% 1/17/28 (a)	400,000	413,500
		2,086,187

The accompanying notes are an integral part of the portfolio of investments.

202

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pakistan — 0.2%
Pakistan Government International Bond 8.250% 4/15/24 (a)	$200,000	$222,748
Panama — 0.2%
Panama Government International Bond 3.870% 7/23/60	265,000	285,273
Paraguay — 0.6%
Paraguay Government International Bond 4.700% 3/27/27 (a)	400,000	440,000
5.400% 3/30/50 (a)	200,000	230,750
		670,750
Peru — 0.5%
Peruvian Government International Bond 2.844% 6/20/30	250,000	257,875
5.400% 8/12/34 PEN (a) (f)	865,000	274,017
		531,892
Romania — 0.3%
Romanian Government International Bond 4.625% 4/03/49 EUR (a) (f)	240,000	331,981
Russia — 1.2%
Russian Federal Bond — OFZ 7.150% 11/12/25 RUB (f)	17,300,000	293,343
Russian Foreign Bond — Eurobond 4.375% 3/21/29 (a)	800,000	889,200
5.250% 6/23/47 (a)	200,000	250,300
		1,432,843
Saudi Arabia — 0.6%
Saudi Government International Bond 3.250% 10/26/26 (a)	450,000	466,074
5.000% 4/17/49 (a)	200,000	239,000
		705,074
Senegal — 1.1%
Senegal Government International Bond 4.750% 3/13/28 EUR (a) (f)	400,000	472,454
6.250% 5/23/33 (a)	600,000	630,280
6.250% 5/23/33 (a)	200,000	210,093
		1,312,827
Serbia — 0.2%
Serbia Government International Bond 1.500% 6/26/29 EUR (a) (f)	235,000	267,981
South Africa — 1.8%
Republic of South Africa Government International Bond 4.850% 9/27/27	1,050,000	1,085,990
5.650% 9/27/47	550,000	534,875
6.250% 3/08/41	400,000	429,846
		2,050,711
Sri Lanka — 1.9%
Sri Lanka Government International Bond 5.750% 1/18/22 (a)	400,000	401,400
6.125% 6/03/25 (a)	600,000	583,459
6.125% 6/03/25 (a)	200,000	194,486
6.250% 7/27/21 (a)	600,000	609,900
6.825% 7/18/26 (a)	200,000	197,487
6.850% 3/14/24 (a)	200,000	202,489
		2,189,221
Turkey — 6.4%
Export Credit Bank of Turkey 4.250% 9/18/22 (a)	200,000	195,580
5.375% 2/08/21 (a)	200,000	203,000
Turkey Government International Bond 4.250% 4/14/26	1,050,000	979,377
4.875% 10/09/26	1,700,000	1,622,446
4.875% 4/16/43	650,000	535,600
5.125% 2/17/28	700,000	669,728
6.000% 3/25/27	1,450,000	1,468,974
6.000% 1/14/41	350,000	325,641
6.250% 9/26/22	1,000,000	1,044,208
6.875% 3/17/36	350,000	361,151
		7,405,705
Ukrainian Ssr — 4.4%
Ukraine Government International Bond 6.750% 6/20/26 EUR (a) (f)	100,000	125,900
7.750% 9/01/23 (a)	500,000	542,811
7.750% 9/01/25 (a)	1,000,000	1,091,252
7.750% 9/01/27 (a)	1,850,000	2,024,969
8.994% 2/01/24 (a)	300,000	337,689
9.750% 11/01/28 (a)	200,000	243,000
9.750% 11/01/28 (a)	600,000	729,000
		5,094,621
Uruguay — 0.3%
Uruguay Government International Bond 5.100% 6/18/50	325,000	389,902
Uzbekistan — 0.9%
Republic of Uzbekistan Bond 4.750% 2/20/24 (a)	400,000	424,433
5.375% 2/20/29 (a)	400,000	444,115
5.375% 2/20/29 (a)	200,000	222,058
		1,090,606
Venezuela — 0.2%
Venezuela Government International Bond 7.750% 10/13/19 (a) (d)	1,000,000	112,500
9.250% 9/15/27 (d)	300,000	34,500
11.750% 10/21/26 (a) (d)	300,000	34,500
12.750% 8/23/22 (a) (d)	255,000	29,325
		210,825

The accompanying notes are an integral part of the portfolio of investments.

203

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vietnam — 1.1%
Vietnam Government International Bond 4.800% 11/19/24 (a)	$1,200,000	$1,307,823

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $66,073,303)		66,542,749

U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note 1.500% 6/15/20 (g)	130,000	129,935

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,456)		129,935

TOTAL BONDS & NOTES (Cost $113,746,238)		113,760,274

	Number of Shares
MUTUAL FUNDS — 0.7%

Diversified Financial Services — 0.7%
United States — 0.7%
State Street Navigator Securities Lending Prime Portfolio (h)	772,035	772,035

TOTAL MUTUAL FUNDS (Cost $772,035)		772,035

TOTAL LONG-TERM INVESTMENTS (Cost $114,518,273)		114,532,309

SHORT-TERM INVESTMENTS — 1.6%
Mutual Fund — 0.2%
T. Rowe Price Government Reserve Investment Fund	247,225	247,225

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800% 1/02/20 (i)	$1,662,090	1,662,090

TOTAL SHORT-TERM INVESTMENTS (Cost $1,909,315)		1,909,315

TOTAL INVESTMENTS — 99.9% (Cost $116,427,588) (j)		116,441,624

Other Assets/(Liabilities) — 0.1%		104,115

NET ASSETS — 100.0%		$116,545,739

Abbreviation Legend

BADLAR Argentina Deposit Rate

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
PJSC	Public Joint Stock Company
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $74,942,123 or 64.30% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $755,794 or 0.65% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2019, these securities amounted to a value of $1,161,800 or 1.00% of net assets.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,662,164. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,696,768.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

204

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/10/20	USD	92,530	ZAR	1,430,000	$(9,479)
Barclays Bank PLC	1/10/20	ZAR	1,407,332	USD	96,036	4,357
Barclays Bank PLC	1/10/20	USD	45,517	ZAR	711,250	(5,219)
Barclays Bank PLC	1/16/20	USD	104,542	IDR	1,505,822,200	(3,801)
Barclays Bank PLC	3/03/20	USD	104,192	BRL	440,816	(5,144)
Barclays Bank PLC	3/13/20	ZAR	3,575,000	USD	241,875	11,034
Barclays Bank PLC	3/13/20	USD	240,540	ZAR	3,575,000	(12,368)
BNP Paribas SA	3/06/20	CLP	454,147,000	USD	604,876	(495)
BNP Paribas SA	3/06/20	USD	448,854	CLP	353,735,099	(21,899)
Citibank N.A.	1/10/20	ZAR	2,163,918	USD	146,556	7,806
Citibank N.A.	1/16/20	USD	52,446	IDR	752,912,000	(1,726)
Citibank N.A.	1/24/20	USD	34,937	MXN	669,000	(337)
Citibank N.A.	1/24/20	JPY	30,719,000	USD	284,721	(1,732)
Citibank N.A.	2/21/20	USD	1,190,193	EUR	1,073,765	(17,927)
Credit Suisse International	1/16/20	USD	104,930	IDR	1,505,824,000	(3,413)
Deutsche Bank AG	1/24/20	MXN	832,600	USD	43,848	52
Goldman Sachs International	3/03/20	USD	379,085	BRL	1,613,755	(21,177)
HSBC Bank USA	1/10/20	USD	45,890	ZAR	715,000	(5,114)
HSBC Bank USA	1/24/20	USD	823,779	MXN	16,088,699	(24,526)
HSBC Bank USA	3/03/20	USD	314,689	BRL	1,322,449	(13,320)
JP Morgan Chase Bank N.A.	1/10/20	USD	46,100	ZAR	715,000	(4,904)
JP Morgan Chase Bank N.A.	1/24/20	USD	116,813	MXN	2,266,791	(2,708)
Morgan Stanley & Co. LLC	1/14/20	USD	277,175	PEN	939,000	(6,147)
Morgan Stanley & Co. LLC	1/24/20	USD	282,157	JPY	30,719,000	(832)
UBS AG	2/21/20	USD	744,383	EUR	669,360	(8,731)
UBS AG	3/03/20	USD	44,890	BRL	190,096	(2,260)
UBS AG	3/06/20	USD	127,273	CLP	100,411,901	(6,356)
						$(156,366)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	3/20/20	19	$2,467,356	$(27,340)
U.S. Treasury Ultra Bond	3/20/20	2	374,269	(10,956)
U.S. Treasury Note 5 Year	3/31/20	52	6,199,449	(31,761)
				$(70,057)

Currency Legend

BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

205

MassMutual Select T. Rowe Price Large CapBlend Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.0%
Basic Materials — 2.9%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	525	$123,370
CF Industries Holdings, Inc.	111,344	5,315,564
Eastman Chemical Co.	28,700	2,274,762
Linde PLC	89,681	19,093,085
PPG Industries, Inc.	39,349	5,252,698
		32,059,479
Forest Products & Paper — 0.1%
International Paper Co.	45,502	2,095,367
Mining — 0.5%
Freeport-McMoRan, Inc.	504,735	6,622,123
		40,776,969
Communications — 17.0%
Internet — 15.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	103,611	21,975,893
Alphabet, Inc. Class A (a)	17,596	23,567,906
Alphabet, Inc. Class C (a)	20,732	27,719,099
Amazon.com, Inc. (a)	26,060	48,154,710
Booking Holdings, Inc. (a)	3,343	6,865,619
Facebook, Inc. Class A (a)	208,874	42,871,389
IAC/InterActiveCorp (a)	21,303	5,306,790
Match Group, Inc. (a) (b)	28,744	2,360,170
MercadoLibre, Inc. (a)	3,492	1,997,214
Netflix, Inc. (a)	49,544	16,030,952
Spotify Technology SA (a)	22,854	3,417,816
Tencent Holdings Ltd.	260,100	12,546,846
Tencent Music Entertainment Group ADR (a)	261,170	3,066,136
		215,880,540
Media — 1.3%
The Walt Disney Co.	125,506	18,151,933
Telecommunications — 0.6%
AT&T, Inc.	1,045	40,839
Cisco Systems, Inc.	22,916	1,099,051
Motorola Solutions, Inc.	45,690	7,362,486
		8,502,376
		242,534,849
Consumer, Cyclical — 5.7%
Apparel — 0.5%
NIKE, Inc. Class B	61,407	6,221,143
VF Corp.	5,648	562,880
		6,784,023
Auto Manufacturers — 0.8%
Cummins, Inc.	7,971	1,426,490
Ferrari NV	39,970	6,616,634
Tesla, Inc. (a)	10,100	4,225,133
		12,268,257
Auto Parts & Equipment — 0.5%
Aptiv PLC	75,496	7,169,855
Home Builders — 0.1%
NVR, Inc. (a)	364	1,386,261
Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.	33,570	4,481,931
Lodging — 1.4%
Las Vegas Sands Corp.	109,289	7,545,313
MGM Resorts International	106,750	3,551,572
Wynn Resorts Ltd.	67,139	9,323,593
		20,420,478
Retail — 2.1%
Dollar General Corp.	17,163	2,677,085
Dollar Tree, Inc. (a)	143,458	13,492,225
Dollarama, Inc.	158,729	5,455,373
Lululemon Athletica, Inc. (a)	19,100	4,424,897
Restaurant Brands International, Inc.	23,292	1,485,331
Ross Stores, Inc.	595	69,270
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,543	1,909,435
		29,513,616
		82,024,421
Consumer, Non-cyclical — 16.8%
Agriculture — 0.3%
Philip Morris International, Inc.	47,070	4,005,186
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	21,390	2,313,329
Biogen, Inc. (a)	11,023	3,270,855
Vertex Pharmaceuticals, Inc. (a)	48,493	10,617,542
		16,201,726
Commercial Services — 2.0%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (a) (c) (d) (e)	208,893	1,343,182
Equifax, Inc.	22,735	3,185,628
Global Payments, Inc.	36,036	6,578,732
PayPal Holdings, Inc. (a)	60,601	6,555,210
TransUnion	86,012	7,363,488
United Rentals, Inc. (a)	24,527	4,090,368
		29,116,608
Foods — 1.3%
Conagra Brands, Inc.	54,052	1,850,741
Tyson Foods, Inc. Class A	178,484	16,249,183
		18,099,924

The accompanying notes are an integral part of the portfolio of investments.

206

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 5.9%
Alcon, Inc. (a)	61,899	$3,506,561
Boston Scientific Corp. (a)	144,044	6,513,670
Danaher Corp.	150,429	23,087,843
Envista Holdings Corp. (a)	84,342	2,499,897
Intuitive Surgical, Inc. (a)	18,519	10,947,507
Medtronic PLC	57,747	6,551,397
Stryker Corp.	67,110	14,089,073
Thermo Fisher Scientific, Inc.	41,877	13,604,581
Zimmer Biomet Holdings, Inc.	22,083	3,305,383
		84,105,912
Health Care – Services — 3.1%
Anthem, Inc.	37,029	11,183,869
Centene Corp. (a)	116,321	7,313,101
HCA Healthcare, Inc.	43,449	6,422,197
UnitedHealth Group, Inc.	56,511	16,613,104
WellCare Health Plans, Inc. (a)	7,036	2,323,357
		43,855,628
Pharmaceuticals — 3.1%
AbbVie, Inc.	122,275	10,826,228
Becton Dickinson and Co.	52,029	14,150,327
Cigna Corp.	31,957	6,534,887
Elanco Animal Health, Inc. (a)	99,046	2,916,905
Johnson & Johnson	13,350	1,947,365
Merck & Co., Inc.	42,952	3,906,484
Pfizer, Inc.	92,747	3,633,827
		43,916,023
		239,301,007
Energy — 3.7%
Oil & Gas — 2.4%
BP PLC Sponsored ADR	49,577	1,871,036
Concho Resources, Inc.	24,110	2,111,313
ConocoPhillips	64,711	4,208,156
Continental Resources, Inc.	31,005	1,063,471
Devon Energy Corp.	65,869	1,710,618
EOG Resources, Inc.	105,216	8,812,892
Marathon Petroleum Corp.	28,547	1,719,957
Noble Energy, Inc.	76,003	1,887,915
Occidental Petroleum Corp.	119,800	4,936,958
Pioneer Natural Resources Co.	39,037	5,909,031
Total SA Sponsored ADR	2,980	164,794
		34,396,141
Oil & Gas Services — 0.7%
Halliburton Co.	175,098	4,284,648
Schlumberger Ltd.	141,202	5,676,320
		9,960,968
Pipelines — 0.6%
TC Energy Corp.	154,071	8,213,525
		52,570,634
Financial — 16.6%
Banks — 5.2%
Citigroup, Inc.	47,386	3,785,667
Fifth Third Bancorp	143,846	4,421,826
JP Morgan Chase & Co.	223,877	31,208,454
Morgan Stanley	286,708	14,656,513
State Street Corp.	55,679	4,404,209
Wells Fargo & Co.	301,101	16,199,234
		74,675,903
Diversified Financial Services — 5.7%
Ally Financial, Inc.	54,454	1,664,114
American Express Co.	35,808	4,457,738
Capital One Financial Corp.	34,721	3,573,138
The Charles Schwab Corp.	112,839	5,366,623
CME Group, Inc.	2,256	452,824
Intercontinental Exchange, Inc.	68,292	6,320,425
Mastercard, Inc. Class A	85,937	25,659,929
TD Ameritrade Holding Corp.	85,006	4,224,798
Visa, Inc. Class A	151,224	28,414,990
XP, Inc. (a)	20,283	781,301
		80,915,880
Insurance — 4.6%
American International Group, Inc.	484,895	24,889,660
Chubb Ltd.	108,167	16,837,275
Equitable Holdings, Inc.	281,491	6,975,347
Marsh & McLennan Cos., Inc.	60,744	6,767,489
MetLife, Inc.	60,251	3,070,994
Willis Towers Watson PLC	35,519	7,172,707
		65,713,472
Real Estate Investment Trusts (REITS) — 1.1%
Prologis, Inc.	167,332	14,915,974
		236,221,229
Industrial — 9.6%
Aerospace & Defense — 1.6%
The Boeing Co.	69,977	22,795,707
Electronics — 1.2%
Fortive Corp.	81,061	6,192,250
Honeywell International, Inc.	20,873	3,694,521
Keysight Technologies, Inc. (a)	68,266	7,006,140
TE Connectivity Ltd.	5,847	560,376
		17,453,287
Engineering & Construction — 0.3%
Jacobs Engineering Group, Inc.	48,170	4,327,111
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	3,792	628,486
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	27,464	4,055,884
Machinery – Diversified — 2.2%
Deere & Co.	39,059	6,767,362

The accompanying notes are an integral part of the portfolio of investments.

207

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dover Corp.	10,002	$1,152,831
Hexagon AB Class B	62,322	3,491,812
Roper Technologies, Inc.	36,417	12,899,994
Westinghouse Air Brake Technologies Corp.	83,141	6,468,370
		30,780,369
Miscellaneous – Manufacturing — 1.9%
3M Co.	7,832	1,381,721
General Electric Co.	2,265,575	25,283,817
		26,665,538
Packaging & Containers — 0.6%
Packaging Corp. of America	70,876	7,937,403
Transportation — 1.5%
J.B. Hunt Transport Services, Inc.	36,835	4,301,592
Norfolk Southern Corp.	15,886	3,083,949
Union Pacific Corp.	43,232	7,815,913
United Parcel Service, Inc. Class B	58,630	6,863,228
		22,064,682
		136,708,467
Technology — 20.1%
Computers — 2.4%
Apple, Inc.	116,518	34,215,511
Semiconductors — 6.0%
Advanced Micro Devices, Inc. (a)	87,600	4,017,336
Applied Materials, Inc.	156,288	9,539,819
ASML Holding NV	32,385	9,584,017
Broadcom, Inc.	34,182	10,802,196
Marvell Technology Group Ltd.	237,394	6,305,185
Micron Technology, Inc. (a)	133,606	7,185,331
NVIDIA Corp.	1,819	428,011
NXP Semiconductor NV	102,769	13,078,383
QUALCOMM, Inc.	158,322	13,968,750
Skyworks Solutions, Inc.	13,529	1,635,385
Texas Instruments, Inc.	47,356	6,075,301
Xilinx, Inc.	28,378	2,774,517
		85,394,231
Software — 11.7%
Atlassian Corp. PLC Class A (a)	13,959	1,679,825
Fidelity National Information Services, Inc.	117,351	16,322,351
Fiserv, Inc. (a)	82,509	9,540,516
Intuit, Inc.	37,271	9,762,393
Microsoft Corp.	459,066	72,394,708
Paycom Software, Inc. (a)	10,574	2,799,572
salesforce.com, Inc. (a)	80,174	13,039,499
ServiceNow, Inc. (a)	30,173	8,518,441
Slack Technologies, Inc. Class A (a)	115,759	2,602,262
Splunk, Inc. (a)	53,995	8,086,831
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (c) (d) (e)	18,846	295,694
Synopsys, Inc. (a)	29,510	4,107,792
Temenos Group AG Registered	24,726	3,909,226
VMware, Inc. Class A (a)	59,203	8,986,424
Workday, Inc. Class A (a)	26,934	4,429,296
Zoom Video Communications, Inc. Class A (a) (b)	1,895	128,936
		166,603,766
		286,213,508
Utilities — 6.6%
Electric — 6.4%
Ameren Corp.	8,565	657,792
American Electric Power Co., Inc.	26,368	2,492,040
CenterPoint Energy, Inc.	142,089	3,874,767
Edison International	189,036	14,255,205
Entergy Corp.	79,646	9,541,591
NextEra Energy, Inc.	126,980	30,749,477
Sempra Energy	141,093	21,372,767
The Southern Co.	136,543	8,697,789
		91,641,428
Gas — 0.2%
NiSource, Inc.	81,880	2,279,539
		93,920,967

TOTAL COMMON STOCK (Cost $1,221,519,467)		1,410,272,051

PREFERRED STOCK — 0.9%
Communications — 0.0%
Internet — 0.0%
DoorDash, Inc., Series G, (Acquired 11/12/19, Cost $549,363) (a) (c) (d) (e)	2,896	549,363
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.1%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $2,157,599) (a) (c) (d) (e)	200,819	2,157,599
Automotive & Parts — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (c) (d) (e)	50,500	921,625
Consumer, Non-cyclical — 0.1%
Auto Manufacturers — 0.0%
Aurora Innovation, Inc., Series B, (Acquired 3/01/19, Cost $439,191) (a) (c) (d) (e)	47,530	439,191
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.125%	16,559	1,083,953
		1,523,144

The accompanying notes are an integral part of the portfolio of investments.

208

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 0.1%
Electronics — 0.1%
Fortive Corp. Convertible 5.000%	763	$742,216
Technology — 0.2%
Semiconductors — 0.1%
Broadcom, Inc. Convertible 8.000%	1,474	1,736,328
Software — 0.1%
UiPath, Inc., Series D-1 (Acquired 4/26/19, Cost $702,388) (a) (c) (d) (e)	17,849	702,388
UiPath, Inc., Series D-2 (Acquired 4/26/19, Cost $117,937) (a) (c) (d) (e)	2,997	117,937
		820,325
		2,556,653
Utilities — 0.3%
Electric — 0.3%
Sempra Energy Convertible 6.000%	9,105	1,092,782
Sempra Energy Convertible 6.750%	4,770	567,964
The Southern Co. Convertible 6.750%	50,124	2,701,684
		4,362,430

TOTAL PREFERRED STOCK (Cost $12,032,057)		12,813,030

TOTAL EQUITIES (Cost $1,233,551,524)		1,423,085,081

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (f)	2,520,686	2,520,686

TOTAL MUTUAL FUNDS (Cost $2,520,686)		2,520,686

TOTAL LONG-TERM INVESTMENTS (Cost $1,236,072,210)		1,425,605,767

SHORT-TERM INVESTMENTS — 0.9%
Mutual Fund — 0.8%
T. Rowe Price Government Reserve Investment Fund,	11,063,548	11,063,548

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (g)	$1,049,381	1,049,381

TOTAL SHORT-TERM INVESTMENTS (Cost $12,112,929)		12,112,929

TOTAL INVESTMENTS — 101.0% (Cost $1,248,185,139) (h)		1,437,718,696

Other Assets/(Liabilities) — (1.0)%		(14,266,476)

NET ASSETS — 100.0%		$1,423,452,220

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $11,325,514 or 0.80% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $9,091,894 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2019, these securities amounted to a value of $6,526,979 or 0.46% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $6,526,979 or 0.46% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,049,428. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,074,619.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

209

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.7%

CORPORATE DEBT — 15.9%
Advertising — 0.3%
The Interpublic Group of Cos., Inc. 3.500% 10/01/20	$40,000	$40,428
WPP Finance 2010 3.625% 9/07/22	440,000	455,381
		495,809
Agriculture — 0.7%
BAT Capital Corp. 2.764% 8/15/22	405,000	410,970
Bunge Ltd. Finance Corp. 3.500% 11/24/20	300,000	303,742
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	200,000	200,564
3.750% 7/21/22 (a)	290,000	298,597
Reynolds American, Inc. 6.875% 5/01/20	190,000	193,037
		1,406,910
Airlines — 0.1%
Delta Air Lines, Inc. 2.875% 3/13/20	250,000	250,039
Auto Manufacturers — 1.6%
BMW US Capital LLC 2.950% 4/14/22 (a)	375,000	382,196
Daimler Finance NA LLC 2.200% 5/05/20 (a)	235,000	235,118
2.700% 8/03/20 (a)	240,000	240,920
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	201,119
3.336% 3/18/21	200,000	201,504
3.470% 4/05/21	245,000	247,273
General Motors Financial Co., Inc. 3.200% 7/06/21	220,000	223,038
Hyundai Capital America 2.450% 6/15/21 (a)	170,000	170,171
2.600% 3/19/20 (a)	235,000	235,145
3.000% 10/30/20 (a)	60,000	60,373
Nissan Motor Acceptance Corp. 2.150% 9/28/20 (a)	340,000	339,331
3.650% 9/21/21 (a)	130,000	132,710
PACCAR Financial Corp. 1.900% 2/07/23	390,000	390,519
Volkswagen Group of America Finance LLC 2.500% 9/24/21 (a)	200,000	201,744
		3,261,161
Banks — 3.1%
Bangkok Bank PCL 3.875% 9/27/22 (a)	250,000	259,833
Bank of America Corp. 3 mo. USD LIBOR + .650% 2.559% FRN 10/01/21	150,000	150,426
Barclays Bank PLC 2.650% 1/11/21	470,000	473,075
Capital One NA 2.150% 9/06/22	250,000	250,424
2.350% 1/31/20	250,000	250,049
Citibank NA 2.125% 10/20/20	250,000	250,301
Citigroup, Inc. SOFRRATE + .870% 2.425% FRN 11/04/22	505,000	506,546
Citizens Bank NA/Providence RI 2.200% 5/26/20	350,000	350,175
Credit Suisse AG/New York NY 2.100% 11/12/21	250,000	251,183
Danske Bank A/S 2.000% 9/08/21 (a)	375,000	373,776
2.200% 3/02/20 (a)	200,000	199,986
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (a)	200,000	201,773
Discover Bank 7.000% 4/15/20	250,000	253,354
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .821% 2.876% VRN 10/31/22	255,000	258,618
3.000% 4/26/22	235,000	237,968
ING Groep NV 3.150% 3/29/22	370,000	378,308
Morgan Stanley 5.500% 7/24/20	325,000	331,559
Nordea Bank AB 4.875% 5/13/21 (a)	200,000	207,378
Regions Bank/Birmingham AL 3 mo. USD LIBOR + .380% 2.289% FRN 4/01/21	250,000	250,048
Standard Chartered PLC 3 mo. USD LIBOR + 1.200% 2.744% VRN 9/10/22 (a)	230,000	231,436
SunTrust Bank/Atlanta GA 3 mo. USD LIBOR + .500% 3.525% VRN 10/26/21	225,000	227,649
Swedbank AB 2.650% 3/10/21 (a)	470,000	472,780
		6,366,645
Building Materials — 0.1%
Vulcan Materials Co. 3 mo. USD LIBOR + .650% 2.557% FRN 3/01/21	240,000	240,460
Chemicals — 0.5%
CNAC HK Finbridge Co. Ltd. 4.125% 3/14/21 (a)	450,000	457,389

The accompanying notes are an integral part of the portfolio of investments.

210

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNAC HK Synbridge Co. Ltd. 5.000% 5/05/20	$200,000	$201,548
Syngenta Finance NV 3.698% 4/24/20 (a)	245,000	245,771
3.933% 4/23/21 (a)	200,000	203,410
		1,108,118
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. 3.950% 1/19/22 (a)	200,000	204,822
Equifax, Inc. 3.600% 8/15/21	25,000	25,579
		230,401
Computers — 0.2%
International Business Machines Corp. 2.850% 5/13/22	370,000	378,370
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450% 12/16/21	350,000	364,810
Air Lease Corp. 3.500% 1/15/22	455,000	467,604
GE Capital International Funding Co. 2.342% 11/15/20	285,000	285,230
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	425,000	452,795
Synchrony Financial 2.700% 2/03/20	265,000	265,091
2.850% 7/25/22	155,000	156,915
		1,992,445
Electric — 0.9%
Abu Dhabi National Energy Co. PJSC 3.875% 5/06/24 (a)	200,000	209,250
Consorcio Transmantaro SA 4.375% 5/07/23 (a)	300,000	313,503
Enel Finance International NV 2.875% 5/25/22 (a)	370,000	374,779
Exelon Generation Co. LLC 2.950% 1/15/20	225,000	225,038
Mississippi Power Co. 3 mo. USD LIBOR + .650% 2.597% FRN 3/27/20	64,000	64,024
Perusahaan Listrik Negara PT 5.500% 11/22/21 (a)	200,000	211,500
State Grid Overseas Investment 2016 Ltd. 2.125% 5/18/21 (a)	200,000	199,385
2.750% 5/04/22 (a)	200,000	202,116
		1,799,595
Electronics — 0.1%
Arrow Electronics, Inc. 3.500% 4/01/22	143,000	146,433
Engineering & Construction — 0.2%
CSCEC Finance Cayman I Ltd. 2.950% 11/19/20 (a)	250,000	250,804
CSCEC Finance Cayman II Ltd. 2.900% 7/05/22 (a)	200,000	201,005
		451,809
Foods — 0.3%
General Mills, Inc. 3 mo. USD LIBOR + .540% 2.541% FRN 4/16/21	165,000	165,533
Kraft Heinz Foods Co. 3 mo. USD LIBOR + .570% 2.471% FRN 2/10/21	200,000	200,284
3.500% 6/06/22	160,000	165,031
		530,848
Health Care – Services — 0.1%
Aetna, Inc. 2.750% 11/15/22	120,000	121,956
Anthem, Inc. 2.500% 11/21/20	150,000	150,667
		272,623
Holding Company – Diversified — 0.4%
CK Hutchison International 16 Ltd. 1.875% 10/03/21 (a)	200,000	198,402
CMHI Finance BVI Co. Ltd. 4.375% 8/06/23 (a)	550,000	578,998
		777,400
Insurance — 0.3%
AIA Group Ltd. 3 mo. USD LIBOR + .520% 2.428% FRN 9/20/21 (a)	300,000	300,006
Willis Towers Watson PLC 5.750% 3/15/21	315,000	328,334
		628,340
Internet — 0.1%
Tencent Holdings Ltd. 2.875% 2/11/20 (a)	250,000	250,172
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 4.375% 11/06/20 (b)	345,000	350,606
Media — 0.3%
Comcast Corp. 3.450% 10/01/21	245,000	252,198
Sky Ltd. 3.125% 11/26/22 (a)	365,000	375,161
		627,359
Mining — 0.1%
Anglo American Capital PLC 3.750% 4/10/22 (a)	250,000	256,612

The accompanying notes are an integral part of the portfolio of investments.

211

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous – Manufacturing — 0.1%
General Electric Co. 5.300% 2/11/21	$185,000	$190,870
Oil & Gas — 1.7%
Bharat Petroleum Corp. Ltd. 4.375% 1/24/22 (a)	400,000	410,398
CNOOC Finance 2011 Ltd. 4.250% 1/26/21 (a)	200,000	203,834
CNOOC Finance 2015 Australia Pty Ltd. 2.625% 5/05/20	200,000	200,212
Ecopetrol SA 5.875% 9/18/23	475,000	525,573
Occidental Petroleum Corp. 2.600% 8/13/21	95,000	95,703
2.700% 8/15/22	365,000	368,794
Pertamina Persero PT 4.300% 5/20/23 (a)	250,000	263,494
5.250% 5/23/21 (a)	250,000	259,965
Phillips 66 3 mo. USD LIBOR + .600% 2.517% FRN 2/26/21	105,000	105,006
PTTEP Canada International Finance Ltd. 5.692% 4/05/21 (a)	240,000	249,737
Reliance Holding USA, Inc. 4.500% 10/19/20 (a)	500,000	507,925
Saudi Arabian Oil Co. 2.750% 4/16/22 (a)	350,000	353,952
		3,544,593
Pharmaceuticals — 1.2%
AbbVie, Inc. 2.300% 11/21/22 (a)	365,000	366,845
Becton Dickinson and Co. 2.404% 6/05/20	200,000	200,213
3 mo. USD LIBOR + .875% 2.836% FRN 12/29/20	124,000	124,061
Bristol-Myers Squibb Co. 2.875% 8/15/20 (a)	325,000	326,821
3.250% 8/15/22 (a)	90,000	92,999
Cardinal Health, Inc. 3.200% 3/15/23	490,000	503,172
Cigna Corp. 3.900% 2/15/22 (a)	102,000	105,641
4.125% 9/15/20 (a)	250,000	253,545
4.500% 3/15/21 (a)	250,000	255,540
CVS Health Corp. 3 mo. USD LIBOR + .630% 2.515% FRN 3/09/20	10,000	10,008
3 mo. USD LIBOR + .720% 2.605% FRN 3/09/21	105,000	105,644
3.350% 3/09/21	109,000	110,812
		2,455,301
Pipelines — 0.7%
Energy Transfer Operating LP 4.250% 3/15/23	582,000	607,908
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	475,000	487,351
Sabine Pass Liquefaction LLC 5.625% STEP 2/01/21	200,000	205,578
Williams Cos., Inc. 3.600% 3/15/22	110,000	113,108
5.250% 3/15/20	110,000	110,646
		1,524,591
Real Estate — 0.3%
China Overseas Finance Cayman V Ltd. 3.950% 11/15/22 (a)	225,000	231,983
China Overseas Finance Cayman VII Ltd. 4.250% 4/26/23 (a)	200,000	208,428
Vanke Real Estate Hong Kong Co. Ltd. 4.150% 4/18/23 (a)	250,000	258,701
		699,112
Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp. 2.800% 6/01/20	185,000	185,533
Retail — 0.3%
Dollar Tree, Inc. 3 mo. USD LIBOR + .700% 2.702% FRN 4/17/20	190,000	190,035
Walgreen Co. 3.100% 9/15/22	331,000	337,916
Walgreens Boots Alliance, Inc. 3.300% 11/18/21	100,000	101,897
		629,848
Semiconductors — 0.2%
Broadcom, Inc. 3.125% 4/15/21 (a)	360,000	364,370
Microchip Technology, Inc. 3.922% 6/01/21	120,000	122,722
		487,092
Telecommunications — 0.3%
Axiata SPV2 Bhd 3.466% 11/19/20 (a)	400,000	403,180
Crown Castle Towers LLC 3.720% 7/15/43 (a)	225,000	232,678
		635,858
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 2.600% 11/19/22	140,000	140,858
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.200% 7/15/20 (a)	50,000	50,214

The accompanying notes are an integral part of the portfolio of investments.

212

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SMBC Aviation Capital Finance DAC 3.000% 7/15/22 (a)	$370,000	$376,605
		426,819

TOTAL CORPORATE DEBT (Cost $32,791,442)		32,742,630

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Automobile ABS — 1.7%
AmeriCredit Automobile Receivables Trust Series 2019-3, Class B, 2.130% 7/18/25	365,000	363,722
Series 2016-4, Class C, 2.410% 7/08/22	99,000	99,297
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630% 12/20/21 (a)	375,000	375,989
Series 2017-2A, Class A, 2.970% 3/20/24 (a)	310,000	314,741
Series 2019-1A, Class A, 3.450% 3/20/23 (a)	420,000	429,444
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730% 9/20/21	375,000	375,097
Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3 2.810% 4/15/21 (a)	180,994	181,479
Santander Drive Auto Receivables Trust Series 2017-1, Class C, 2.580% 5/16/22	38,129	38,155
Series 2018-4, Class B, 3.270% 1/17/23	50,000	50,184
Santander Retail Auto Lease Trust Series 2019-C, Class B, 2.170% 11/20/23 (a)	120,000	119,024
Series 2019-C, Class C, 2.390% 11/20/23 (a)	230,000	228,034
Series 2019-B, Class C, 2.770% 8/21/23 (a)	170,000	170,438
Series 2019-A, Class C, 3.300% 5/22/23 (a)	280,000	284,550
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class B 2.480% 8/15/22	480,000	480,011
		3,510,165
Commercial MBS — 0.5%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600% 3.340% FRN 4/15/34 (a)	210,000	209,738
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	263,022
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	105,675
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C 3.750% 12/10/36 (a)	295,000	301,621
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589% 3.329% FRN 4/15/32 (a)	100,000	100,000
		980,056
Other ABS — 1.4%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3 mo. USD LIBOR + 1.050% 2.949% FRN 11/20/28 (a)	250,000	249,999
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280% 9/26/33 (a)	86,207	87,906
CIFC Funding Ltd., Series 2015-4A, Class A1R, 3 mo. USD LIBOR + 1.150% 3.116% FRN 10/20/27 (a)	250,000	250,135
Hardee’s Funding LLC, Series 2018-1A, Class A2I 4.250% 6/20/48 (a)	93,813	94,028
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (a)	56,240	55,994
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (a)	584,175	583,942
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R, 3 mo. USD LIBOR + 1.000% 3.001% FRN 7/15/27 (a)	250,000	244,920
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170% 3.172% FRN 10/17/29 (a)	250,000	249,428
Sierra Receivables Funding LLC, Series 2019-3A, Class A 2.340% 8/20/36 (a)	158,346	157,766
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (c)	207,497	208,176
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (c)	216,044	219,257
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (c)	176,332	179,483
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (c)	142,898	144,624

The accompanying notes are an integral part of the portfolio of investments.

213

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (c)	$98,058	$101,339
		2,826,997
Student Loans ABS — 0.6%
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A 2.400% 10/15/68 (a)	485,000	482,710
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	244,433	243,627
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	417,148	420,422
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	140,745	142,318
		1,289,077
WL Collateral CMO — 4.8%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, 3.628% VRN 3/25/49 (a) (c)	173,421	175,800
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.720% VRN 7/25/49 (a) (c)	233,290	232,512
COLT Mortgage Loan Trust Series 2019-2, Class A1, 3.337% VRN 5/25/49 (a) (c)	138,016	138,456
Series 2018-3, Class A2, 3.763% VRN 10/26/48 (a) (c)	114,592	115,154
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (a) (c)	109,609	109,676
Deephaven Residential Mortgage Trust Series 2019-3A, Class A1, 2.964% VRN 7/25/59 (a) (c)	539,140	540,545
Series 2019-2A, Class A1, 3.558% VRN 4/25/59 (a) (c)	124,846	125,553
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.739% VRN 11/25/59 (a) (c)	361,819	360,627
Galton Funding Mortgage Trust Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (c)	409,898	411,445
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (a) (c)	303,053	302,756
GMRF Mortgage Acquisition Co., Series 2019-1, Class A42, 4.000% VRN 2/25/59 (a) (c)	103,592	103,038
Homeward Opportunities Fund I Trust Series 2019-2, Class A3, 3.007% VRN 9/25/59 (a) (c)	453,704	451,161
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (a) (c)	156,219	155,613
Series 2018-1, Class A1, 3.766% VRN 6/25/48 (a) (c)	182,537	184,436
JP Morgan Mortgage Trust, Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (a) (c)	127,238	127,237
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750% VRN 3/25/57 (a) (c)	205,308	213,276
New Residential Mortgage Loan Trust Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (c)	169,435	169,311
Series 2019-NQM2, Class A1, 3.600% VRN 4/25/49 (a) (c)	133,170	134,999
OBX Trust Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 2.692% FRN 10/25/59 (a)	245,192	244,444
Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 2.892% FRN 10/25/59 (a)	137,685	137,685
Onslow Bay Financial LLC Series 2019-EXP1, Class 1A3, 4.000% VRN 1/25/59 (a) (c)	431,836	437,779
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (c)	395,302	402,130
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (c)	272,165	273,787
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (c)	269,167	288,568
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (c)	85,002	86,163
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (c)	102,472	105,822
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (c)	80,004	83,159
SG Residential Mortgage Trust, Series 2019-3, Class A3, 3.082% VRN 9/25/59 (a) (c)	178,935	178,512
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (c)	298,205	296,197
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (a) (c)	129,762	130,513
Series 2019-IMC1, Class A2, 3.651% VRN 2/25/49 (a) (c)	176,948	178,457
Verus Securitization Trust Series 2017-2A, Class A3, 2.845% VRN 7/25/47 (a) (c)	159,272	158,852
Series 2019-INV2, Class A1, 2.913% VRN 7/25/59 (a) (c)	388,216	390,430
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	479,648	477,689
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (a)	336,761	336,436

The accompanying notes are an integral part of the portfolio of investments.

214

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (c)	$466,433	$466,456
Series 2019-2, Class A1, 3.211% VRN 5/25/59 (a) (c)	178,010	178,236
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (a) (c)	137,072	137,931
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (a) (c)	149,288	149,620
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (a) (c)	136,666	138,323
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (c)	211,767	212,967
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (a) (c)	195,731	196,978
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (a) (c)	246,058	249,155
		9,987,884

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,490,047)		18,594,179

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.0%
Collateralized Mortgage Obligations — 0.2%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	333,195	343,501
Whole Loans — 1.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, 1 mo. USD LIBOR + .450% 2.242% FRN 7/25/30	177,774	177,651
Series 2019-DNA4, Class M1, 1 mo. USD LIBOR + .700% 2.408% FRN 10/25/49 (a)	330,890	330,725
Series 2018-HQA1, Class M1, 1 mo. USD LIBOR + .700% 2.492% FRN 9/25/30	89,066	89,066
Series 2019-HQA2, Class M1, 1 mo. USD LIBOR + .700% 2.492% FRN 4/25/49 (a)	23,472	23,466
Series 2019-DNA3, Class M1, 1 mo. USD LIBOR + .730% 2.522% FRN 7/25/49 (a)	108,159	108,159
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + .750% 2.542% FRN 3/25/30	253,259	253,355
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 2.542% FRN 9/25/48 (a)	121,593	121,666
Series 2019-HQA4, Class M1, 1 mo. USD LIBOR + .770% 2.562% FRN 11/25/49 (a)	165,000	165,000
Series 2017-HQA2, Class M1, 1 mo. USD LIBOR + .800% 2.592% FRN 12/25/29	116,454	116,454
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 2.592% FRN 12/25/30 (a)	180,974	181,175
Series 2019-HQA1, Class M1, 1 mo. USD LIBOR + .900% 2.692% FRN 2/25/49 (a)	27,858	27,868
Series 2017-DNA2, Class M1, 1 mo. USD LIBOR + 1.200% 2.992% FRN 10/25/29	209,705	210,149
Series 2018-SPI1, Class M1, 3.736% VRN 2/25/48 (a) (c)	113,920	114,488
Series 2018-SPI2, Class M1, 3.813% VRN 5/25/48 (a) (c)	39,663	39,883
Series 2018-SPI3, Class M1, 4.152% VRN 8/25/48 (a) (c)	34,471	34,660
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2018-C03, Class 1M1, 1 mo. USD LIBOR + .680% 2.472% FRN 10/25/30	29,583	29,591
Series 2019-R05, Class 1M1, 1 mo. USD LIBOR + .750% 2.542% FRN 7/25/39 (a)	143,551	143,551
Series 2019-R06, Class 2M1, 1 mo. USD LIBOR + .750% 2.542% FRN 9/25/39 (a)	195,379	195,399
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 2.892% FRN 11/25/29	475,000	472,598
Series 2017-C02, Class 2M1, 1 mo. USD LIBOR + 1.150% 2.942% FRN 9/25/29	70,747	70,805
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 3.142% FRN 9/25/29	560,000	560,668
Series 2017-C06, Class 1M2B, 4.442% FRN 2/25/30 (c)	205,000	211,240
		3,677,617

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $4,015,977)		4,021,118

The accompanying notes are an integral part of the portfolio of investments.

215

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 72.8%
U.S. Treasury Bonds & Notes — 72.8%
U.S. Treasury Inflation Index 0.125% 1/15/22	$17,491,441	$17,482,077
0.125% 4/15/22	16,981,078	16,956,010
0.125% 7/15/22	19,476,021	19,557,356
0.125% 1/15/23	9,266,355	9,265,432
0.125% 7/15/24	4,562,612	4,589,776
0.125% 10/15/24	8,715,809	8,765,977
0.250% 1/15/25	12,935,589	13,050,503
0.250% 7/15/29	8,875,850	8,961,980
0.375% 7/15/23	939,888	952,872
0.375% 7/15/25	8,124,219	8,289,707
0.500% 4/15/24	5,549,561	5,639,280
0.625% 7/15/21	3,865,898	3,909,254
0.625% 4/15/23	8,186,339	8,313,031
0.625% 1/15/24 (d)	22,853,271	23,337,044
0.625% 1/15/26	994,166	1,024,631
		150,094,930

TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,932,176)		150,094,930

TOTAL BONDS & NOTES (Cost $203,229,642)		205,452,857

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (e)	93,005	93,005

TOTAL MUTUAL FUNDS (Cost $93,005)		93,005

TOTAL LONG-TERM INVESTMENTS (Cost $203,322,647)		205,545,862

Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Commercial Paper — 0.2%
Boeing Co. 2.215% 3/09/20 (a)	$505,000	503,077

Number of Shares
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	106	106

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (f)	$640,833	640,833

TOTAL SHORT-TERM INVESTMENTS (Cost $1,143,869)		1,144,016

TOTAL INVESTMENTS — 100.2% (Cost $204,466,516) (g)		206,689,878

Other Assets/(Liabilities) — (0.2)%		(434,871)

NET ASSETS — 100.0%		$206,255,007

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $34,514,699 or 16.73% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $91,063 or 0.04% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2019.
(d)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

216

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)	Maturity value of $640,862. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $658,140.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	3/31/20	244	$52,559,444	$22,556
U.S. Treasury Note 5 Year	3/31/20	37	4,392,526	(3,979)
				$18,577
Short
U.S. Treasury Note 10 Year	3/20/20	88	$(11,416,873)	$115,748
U.S. Treasury Ultra 10 Year	3/20/20	47	(6,691,755)	78,708
				$194,456

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.12%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/20	USD	11,100,000	$(14,561)	$-	$(14,561)
Fixed 2.24%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	5/23/20	USD	500,000	(3,125)	-	(3,125)
Fixed 2.17%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/21	USD	7,500,000	(51,769)	-	(51,769)
Fixed 2.21%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/03/21	USD	1,875,000	(24,171)	-	(24,171)
Fixed 1.53%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/15/21	USD	2,430,324	13,383	-	13,383
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/23/21	USD	666,250	5,050	-	5,050
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/23/21	USD	717,500	5,473	-	5,473
Fixed 1.92%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	1/11/24	USD	1,500,000	(7,819)	-	(7,819)
Fixed 1.75%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	7/08/24	USD	775,000	3,586	-	3,586
Fixed 2.24%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	5/25/20	USD	500,000	(3,213)	-	(3,213)
Fixed 1.47%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	12/24/20	USD	5,200,000	30,600	-	30,600
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/21	USD	1,950,000	7,602	-	7,602
Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/22	USD	1,250,000	4,590	-	4,590
Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	12/16/22	USD	2,800,000	5,652	-	5,652
Fixed 1.48%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	8/16/21	USD	1,619,676	10,428	-	10,428
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	8/26/21	USD	666,250	5,052	-	5,052
Fixed 1.38%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/21	USD	3,416,115	28,199	-	28,199
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/09/21	USD	3,416,115	26,620	-	26,620
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/09/21	USD	3,417,770	26,633	-	26,633
Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/22	USD	3,420,000	38,105	-	38,105
Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	18,682	-	18,682
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	18,632	-	18,632
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/24/22	USD	3,450,000	24,102	-	24,102
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs & Co.	8/09/21	USD	7,101,000	49,354	-	49,354
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG	6/05/23	USD	1,700,000	(38,203)	-	(38,203)
								$178,882	$-	$178,882

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

217

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.4%

COMMON STOCK — 92.9%
Australia — 8.5%
Alumina Ltd.	183,517	$296,393
BHP Group Ltd.	124,019	3,396,931
BlueScope Steel Ltd.	17,775	188,340
Charter Hall Retail	34,208	102,617
Dexus	23,899	196,656
Evolution Mining Ltd.	28,990	77,050
Fortescue Metals Group Ltd. (a)	43,392	327,049
Goodman Group	31,033	291,716
Incitec Pivot Ltd.	58,327	130,500
Independence Group NL	74,593	327,311
Newcrest Mining Ltd.	29,614	626,885
Northern Star Resources Ltd.	86,038	680,623
Regis Resources Ltd.	15,452	46,893
Rio Tinto Ltd.	3,884	274,684
Saracen Mineral Holdings Ltd. (b)	11,749	27,278
South32 Ltd.	334,737	637,283
		7,628,209
Austria — 0.3%
Schoeller-Bleckmann Oilfield Equipment AG	2,326	131,238
voestalpine AG	5,591	155,794
		287,032
Belgium — 0.1%
Umicore SA	2,733	133,240
Bermuda — 0.3%
Hongkong Land Holdings Ltd.	48,000	276,229
Brazil — 1.3%
Vale SA	90,857	1,202,584
Canada — 8.9%
Agnico Eagle Mines Ltd.	9,806	603,969
Alacer Gold Corp. (b)	32,104	170,589
Alamos Gold, Inc. Class A	8,841	53,310
Allied Properties	4,484	179,802
B2Gold Corp. (a)	23,744	95,265
Barrick Gold Corp.	68,015	1,263,349
Canadian Apartment Properties	4,423	180,558
Centerra Gold, Inc. (b)	4,157	33,069
Detour Gold Corp. (b)	4,228	81,854
Enbridge, Inc.	4,777	189,981
ERO Copper Corp. (b)	10,531	191,473
First Quantum Minerals Ltd.	16,793	170,316
Franco-Nevada Corp.	10,360	1,069,787
Kelt Exploration Ltd. (a) (b)	25,661	96,237
Kinross Gold Corp. (b)	52,980	251,324
Kirkland Lake Gold Ltd.	20,755	914,879
Lundin Mining Corp. (a)	48,980	292,699
Osisko Gold Royalties Ltd. (a)	2,960	28,767
Sandstorm Gold Ltd. (a) (b)	7,399	55,213
SEMAFO, Inc. (b)	45,104	93,782
Suncor Energy, Inc.	5,610	184,008
TC Energy Corp.	10,789	575,162
Teck Resources Ltd. Class B	32,306	561,155
Torex Gold Resources, Inc. (b)	3,316	52,400
West Fraser Timber Co. Ltd. (a)	5,082	224,171
Wheaton Precious Metals Corp. (a)	13,665	406,619
		8,019,738
Cayman Islands — 0.3%
Shimao Property Holdings Ltd.	76,500	297,076
Finland — 0.6%
Kojamo OYJ	18,262	333,106
Wartsila OYJ Abp	19,549	215,869
		548,975
France — 1.9%
Gecina SA	1,582	283,569
Schneider Electric SE	1,546	159,034
Total SA	23,447	1,295,734
		1,738,337
Germany — 0.8%
Deutsche Wohnen SE	7,775	317,737
SGL Carbon SE (b)	10,793	57,362
Symrise AG	1,656	174,217
thyssenkrupp AG	13,160	177,700
		727,016
Hong Kong — 1.0%
Hang Lung Properties Ltd.	141,000	308,246
Sun Hung Kai Properties Ltd.	36,000	552,212
		860,458
Ireland — 0.8%
Linde PLC	3,581	762,395
Japan — 3.3%
Heiwa Real Estate Co. Ltd.	6,200	170,971
Hoshino Resorts REIT, Inc.	23	118,583
JFE Holdings, Inc.	23,900	306,172
Mitsubishi Estate Co. Ltd.	18,400	351,757
Mitsui Fudosan Co. Ltd.	15,100	368,801
Mitsui Fudosan Logistics Park, Inc.	56	248,668
Mori Hills REIT Investment Corp.	100	166,106
Nippon Accommodations Fund, Inc.	41	259,080
Nippon Steel Corp.	30,900	464,893
SOSiLA Logistics REIT, Inc. (b)	8	8,835
Sumitomo Metal Mining Co. Ltd.	15,300	493,477
		2,957,343
Luxembourg — 1.1%
ArcelorMittal SA	23,450	414,229
Orion Engineered Carbons SA	3,385	65,330

The accompanying notes are an integral part of the portfolio of investments.

218

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shurgard Self Storage SA	4,745	$181,073
Tenaris SA	27,449	310,425
		971,057
Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	76,200	115,665
Grupo Mexico SAB de CV Series B	74,300	204,264
Industrias Penoles SAB de CV	10,877	113,916
		433,845
Netherlands — 1.3%
Akzo Nobel NV	2,200	224,308
Koninklijke DSM NV	2,371	309,502
Schlumberger Ltd.	15,188	610,558
		1,144,368
Norway — 0.9%
Equinor ASA	21,434	428,648
Norsk Hydro ASA	55,875	208,596
Yara International ASA	4,348	181,176
		818,420
Peru — 0.2%
Cia de Minas Buenaventura SA Sponsored ADR	13,370	201,887
Portugal — 0.4%
Galp Energia SGPS SA	19,474	325,710
Republic of Korea — 0.6%
POSCO	2,522	513,836
Russia — 0.7%
Alrosa PJSC	164,310	223,086
MMC Norilsk Nickel PJSC	1,248	384,609
		607,695
Singapore — 0.4%
CapitaLand Mall Trust	32,900	60,188
Mapletree Industrial Trust	172,200	333,006
		393,194
South Africa — 2.2%
Anglo Platinum Ltd.	4,087	381,632
AngloGold Ashanti Ltd.	17,224	386,027
Gold Fields Ltd.	36,173	243,070
Harmony Gold Mining Co. Ltd. Sponsored ADR (b)	18,418	66,857
Impala Platinum Holdings Ltd. (b)	50,812	521,297
Northam Platinum Ltd. (b)	23,357	206,108
Sibanye Gold Ltd. (b)	81,038	204,618
		2,009,609
Spain — 0.3%
Inmobiliaria Colonial SA	22,464	286,644
Sweden — 2.0%
Boliden AB	32,017	851,609
Epiroc AB Class B	19,477	231,175
Hufvudstaden AB Class A	12,104	239,296
Lundin Petroleum AB	7,832	266,171
Sandvik AB	10,515	205,512
		1,793,763
Switzerland — 0.5%
PSP Swiss Property AG Registered	3,147	434,607
United Kingdom — 8.4%
Anglo American PLC	17,831	514,635
Antofagasta PLC	21,970	267,688
BHP Group PLC	25,546	603,395
BP PLC	113,649	713,414
Cairn Energy PLC (b)	37,420	102,106
Centamin PLC	35,974	60,311
Croda International PLC	3,640	247,225
Derwent London PLC	6,430	343,439
Glencore PLC	199,684	624,397
Grainger PLC	49,392	205,058
Great Portland Estates PLC	28,532	325,421
Mondi PLC	8,200	193,574
Rio Tinto PLC	44,390	2,637,519
Shaftesbury PLC	8,555	107,633
The UNITE Group PLC	14,626	244,592
Victrex PLC	4,922	162,981
The Weir Group PLC	9,686	193,817
		7,547,205
United States — 45.3%
Acadia Realty Trust	17,261	447,578
AGCO Corp.	2,215	171,109
Air Products & Chemicals, Inc.	2,948	692,751
Alexander & Baldwin, Inc.	8,367	175,372
Alexandria Real Estate Equities, Inc.	5,443	879,480
American Campus Communities, Inc.	14,517	682,735
American Electric Power Co., Inc.	1,579	149,231
Atmos Energy Corp.	2,594	290,165
AvalonBay Communities, Inc.	7,939	1,664,808
Avery Dennison Corp.	1,458	190,736
Ball Corp.	5,510	356,332
Boston Properties, Inc.	2,217	305,636
Calyxt, Inc. (a) (b)	2,521	17,672
Camden Property Trust	6,618	702,170
Caterpillar, Inc.	1,566	231,267
CF Industries Holdings, Inc.	6,182	295,129
Chevron Corp.	2,113	254,638
Concho Resources, Inc.	8,114	710,543
ConocoPhillips	8,836	574,605
Continental Resources, Inc.	8,726	299,302
CubeSmart	20,915	658,404
CyrusOne, Inc.	1,914	125,233
Devon Energy Corp.	10,522	273,256
Diamondback Energy, Inc.	4,458	413,970
Digital Realty Trust, Inc. (a)	3,528	422,443
Douglas Emmett, Inc.	20,464	898,370

The accompanying notes are an integral part of the portfolio of investments.

219

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dril-Quip, Inc. (b)	2,966	$139,135
DuPont de Nemours, Inc.	3,522	226,112
EastGroup Properties, Inc.	2,104	279,138
Entergy Corp.	1,886	225,943
EOG Resources, Inc.	8,403	703,835
EPR Properties	541	38,216
Equinix, Inc.	940	548,678
Equity LifeStyle Properties, Inc.	5,494	386,723
Equity Residential	16,414	1,328,221
Essex Property Trust, Inc.	3,759	1,130,933
Eversource Energy	2,452	208,592
Exxon Mobil Corp.	3,069	214,155
Federal Realty Investment Trust	3,881	499,601
First Industrial Realty Trust, Inc.	4,449	184,678
Flowserve Corp.	3,174	157,970
Freeport-McMoRan, Inc.	34,397	451,289
Halliburton Co.	16,571	405,492
Healthcare Realty Trust, Inc.	26,140	872,292
Healthcare Trust of America, Inc. Class A	23,625	715,365
Highwoods Properties, Inc.	4,964	242,789
Hilton Worldwide Holdings, Inc.	4,396	487,560
Host Hotels & Resorts, Inc.	16,100	298,655
Hudson Pacific Properties, Inc.	8,385	315,695
International Paper Co.	4,309	198,429
Jacobs Engineering Group, Inc.	2,182	196,009
Jagged Peak Energy, Inc. (b)	11,649	98,900
JBG SMITH Properties	14,136	563,885
KBR, Inc.	5,069	154,605
Kilroy Realty Corp.	4,924	413,124
Kosmos Energy Ltd.	23,453	133,682
The Macerich Co. (a)	20,510	552,129
Magnolia Oil & Gas Corp. Class A (a) (b)	10,205	128,379
Marathon Petroleum Corp.	3,646	219,672
National Retail Properties, Inc.	705	37,802
Newmont Goldcorp Corp.	27,907	1,212,559
Newmont Goldcorp Corp. (a)	5,192	225,664
NextEra Energy, Inc.	2,457	594,987
Nucor Corp.	9,769	549,799
Occidental Petroleum Corp.	6,976	287,481
Packaging Corp. of America	1,915	214,461
Paramount Group, Inc.	9,242	128,649
Pebblebrook Hotel Trust	2,878	77,159
Phillips 66	2,047	228,056
Pioneer Natural Resources Co.	3,174	480,448
PPG Industries, Inc.	2,648	353,482
Prologis, Inc.	24,532	2,186,783
PS Business Parks, Inc.	1,161	191,414
Public Storage	5,191	1,105,475
Quaker Chemical Corp. (a)	1,224	201,372
Rayonier, Inc.	7,774	254,676
Realty Income Corp.	1,809	133,197
Regency Centers Corp.	9,967	628,818
Rexford Industrial Realty, Inc.	5,292	241,686
RPM International, Inc.	5,681	436,074
Sanderson Farms, Inc.	2,100	370,062
Sempra Energy	1,403	212,526
The Sherwin-Williams Co.	691	403,226
Simon Property Group, Inc.	3,713	553,088
SL Green Realty Corp.	9,898	909,428
Southern Copper Corp.	9,105	386,780
Spirit Realty Capital, Inc.	706	34,721
Steel Dynamics, Inc.	7,234	246,245
Sunstone Hotel Investors, Inc.	28,745	400,130
Terreno Realty Corp.	10,699	579,244
The Toro Co.	2,707	215,667
Urban Edge Properties	12,378	237,410
Valero Energy Corp.	1,733	162,295
Valmont Industries, Inc.	610	91,366
VEREIT, Inc.	6,551	60,531
Vornado Realty Trust	6,709	446,149
Westlake Chemical Corp.	2,636	184,915
Weyerhaeuser Co.	10,040	303,208
WP Carey, Inc.	2,033	162,721
WPX Energy, Inc. (b)	13,241	181,931
Xcel Energy, Inc.	3,239	205,644
Xylem, Inc.	2,032	160,101
		40,880,246

TOTAL COMMON STOCK (Cost $77,528,632)		83,800,718

PREFERRED STOCK — 0.5%
Brazil — 0.2%
Gerdau SA 1.300%	47,648	235,749
United States — 0.3%
Sempra Energy Convertible 6.000%	1,392	167,068
The Southern Co. Convertible 6.750%	1,305	70,339
		237,407

TOTAL PREFERRED STOCK (Cost $412,678)		473,156

TOTAL EQUITIES (Cost $77,941,310)		84,273,874

MUTUAL FUNDS — 3.8%
Diversified Financial Services — 3.8%
United States — 3.8%
Energy Select Sector SPDR Fund (a)	6,595	395,964
Real Estate Select Sector SPDR Fund	45,960	1,777,273

The accompanying notes are an integral part of the portfolio of investments.

220

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (c)	1,255,032	$1,255,032
		3,428,269

TOTAL MUTUAL FUNDS (Cost $3,406,758)		3,428,269

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $60,541)		84,603

TOTAL LONG-TERM INVESTMENTS (Cost $81,408,609)		87,786,746

SHORT-TERM INVESTMENTS — 4.5%
Mutual Fund — 3.0%
T. Rowe Price Government Reserve Investment Fund	2,708,371	2,708,371

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$1,062,562	1,062,562
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill 0.000% 4/09/20 (e)	272,000	270,870

TOTAL SHORT-TERM INVESTMENTS (Cost $4,041,809)		4,041,803

TOTAL INVESTMENTS — 101.8% (Cost $85,450,418) (f)		91,828,549

Other Assets/(Liabilities) — (1.8)%		(1,645,663)

NET ASSETS — 100.0%		$90,182,886

Abbreviation Legend

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $3,330,597 or 3.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $2,185,026 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,062,609. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,084,903.
(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

221

MassMutual Select T. Rowe Price Real Assets Fund - Portfolio of Investments (Continued)

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	Citibank N.A.	3/20/20	3,235.00	7	USD	2,264,500	$52,173	$27,510	$24,663
Put
GBP Put USD Call	Deutsche Bank AG	2/20/20	1.22	800,000	USD	800,000	$200	$11,768	$(11,568)
							$52,373	$39,278	$13,095

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	3/20/20	3,320.00	11	USD	3,652,000	$32,230	$21,263	$10,967

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	2/07/20	JPY	158,370,000	USD	$1,464,975	$(4,952)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
S&P TSE 60 Index	3/19/20	8	$1,246,248	$1,174
SPI 200 Index	3/19/20	4	475,125	(11,760)
S&P 500 E Mini Index	3/20/20	4	634,539	11,681
				$1,095
Short
DAX Index	3/20/20	1	$(372,796)	$1,331

Currency Legend

GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

222

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 96.3%
Basic Materials — 4.2%
Chemicals — 1.3%
AgroFresh Solutions, Inc. (a)	68,137	$175,794
Air Products & Chemicals, Inc.	5,000	1,174,950
American Vanguard Corp.	14,847	289,071
Element Solutions, Inc. (a)	23,377	273,043
GCP Applied Technologies, Inc. (a)	12,054	273,746
Hawkins, Inc.	4,872	223,186
Minerals Technologies, Inc.	14,769	851,138
Oil-Dri Corp. of America	5,674	205,683
Orion Engineered Carbons SA	4,879	94,165
PolyOne Corp.	7,925	291,561
PPG Industries, Inc.	5,722	763,830
Quaker Chemical Corp. (b)	5,975	983,007
RPM International, Inc.	24,353	1,869,336
Valvoline, Inc.	20,000	428,200
Westlake Chemical Corp.	17,340	1,216,401
		9,113,111
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	5,876	125,511
Interfor Corp. (a)	20,900	236,112
West Fraser Timber Co. Ltd. (b)	25,854	1,140,439
		1,502,062
Iron & Steel — 0.3%
Carpenter Technology Corp.	10,570	526,175
Nucor Corp.	22,842	1,285,548
Reliance Steel & Aluminum Co.	3,361	402,513
		2,214,236
Mining — 2.4%
Alacer Gold Corp. (a)	66,336	352,484
Barrick Gold Corp.	148,522	2,761,024
Cameco Corp.	143,801	1,279,829
Cia de Minas Buenaventura SA Sponsored ADR	57,493	868,144
Constellium SE (a)	57,532	770,929
ERO Copper Corp. (a)	45,284	823,345
Franco-Nevada Corp.	30,231	3,121,693
Freeport-McMoRan, Inc.	132,647	1,740,329
Fresnillo PLC	147,307	1,248,564
Gold Fields Ltd. Sponsored ADR	86,415	570,339
Kirkland Lake Gold Ltd. (b)	21,000	925,470
Lundin Mining Corp. (b)	41,896	250,366
NAC Kazatomprom JSC GDR	42,769	555,997
Newmont Goldcorp Corp.	21,493	933,871
Northern Star Resources Ltd.	67,249	531,989
Osisko Gold Royalties Ltd. (b)	15,715	152,727
		16,887,100
		29,716,509
Communications — 4.8%
Advertising — 0.0%
National CineMedia, Inc.	5,630	41,043
Internet — 2.1%
Anaplan, Inc. (a)	17,978	942,047
Chewy, Inc. Class A (a) (b)	3,000	87,000
Everquote, Inc. Class A (a) (b)	7,536	258,862
IAC/InterActiveCorp (a)	12,000	2,989,320
MercadoLibre, Inc. (a)	202	115,532
Okta, Inc. (a)	18,956	2,186,954
Proofpoint, Inc. (a)	17,068	1,959,065
Q2 Holdings, Inc. (a)	3,023	245,105
Shopify, Inc. Class A (a)	5,172	2,056,284
Spotify Technology SA (a)	6,000	897,300
Tucows, Inc. Class A (a)	2,602	160,751
Upwork, Inc. (a)	1,350	14,404
Zendesk, Inc. (a)	38,210	2,928,032
		14,840,656
Media — 1.8%
AMC Networks, Inc. Class A (a)	6,823	269,508
Cable One, Inc.	3,226	4,801,804
DISH Network Corp. Class A (a)	19,171	679,995
Fox Corp. Class A	6,315	234,097
News Corp. Class A	231,926	3,279,434
Saga Communications, Inc. Class A	4,478	136,131
Scholastic Corp.	20,659	794,339
ViacomCBS, Inc. Class B	65,434	2,746,265
		12,941,573
Telecommunications — 0.9%
Corning, Inc.	62,000	1,804,820
GCI Liberty, Inc. Class A (a)	35,590	2,521,552
GTT Communications, Inc. (a) (b)	21,515	244,195
Harmonic, Inc. (a)	113,743	887,195
PagerDuty, Inc. (a) (b)	9,279	217,036
Shenandoah Telecommunications Co.	3,963	164,900
Telephone & Data Systems, Inc.	6,908	175,671
		6,015,369
		33,838,641
Consumer, Cyclical — 9.2%
Airlines — 0.3%
Alaska Air Group, Inc.	8,000	542,000
Hawaiian Holdings, Inc.	11,502	336,894
United Airlines Holdings, Inc. (a)	11,000	968,990
		1,847,884
Apparel — 0.6%
Allbirds, Inc. (Acquired 10/10/18-12/21/18, Cost $139,612) (a) (c) (d) (e)	12,730	164,036
Levi Strauss & Co. Class A (b)	13,000	250,770

The accompanying notes are an integral part of the portfolio of investments.

223

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ralph Lauren Corp.	10,119	$1,186,149
Steven Madden Ltd.	13,906	598,097
Tapestry, Inc.	32,000	863,040
Under Armour, Inc. Class C (a)	35,629	683,364
VF Corp.	7,000	697,620
		4,443,076
Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	12,349	283,039
PACCAR, Inc.	18,447	1,459,158
REV Group, Inc.	9,661	118,154
		1,860,351
Auto Parts & Equipment — 0.7%
Aptiv PLC	19,000	1,804,430
Dorman Products, Inc. (a)	5,195	393,366
Garrett Motion, Inc. (a)	25,572	255,464
Gentherm, Inc. (a)	9,416	417,976
Meritor, Inc. (a)	18,400	481,896
Visteon Corp. (a)	16,309	1,412,196
Westport Innovations, Inc. (a)	4,444	10,532
		4,775,860
Distribution & Wholesale — 0.4%
Pool Corp.	4,310	915,358
SiteOne Landscape Supply, Inc. (a) (b)	18,515	1,678,385
		2,593,743
Entertainment — 0.6%
Marriott Vacations Worldwide Corp.	3,271	421,174
Red Rock Resorts, Inc. Class A	5,770	138,191
Vail Resorts, Inc.	16,494	3,955,756
		4,515,121
Home Builders — 0.4%
Cavco Industries, Inc. (a)	5,856	1,144,145
Horizon Global Corp. (a)	39,113	136,504
LCI Industries	5,076	543,792
Skyline Champion Corp. (a)	13,822	438,158
TRI Pointe Group, Inc. (a)	30,131	469,441
		2,732,040
Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	7,220	628,573
Housewares — 0.3%
The Toro Co.	29,267	2,331,702
Leisure Time — 0.4%
Drive Shack, Inc. (a) (b)	21,510	78,727
Norwegian Cruise Line Holdings Ltd. (a)	46,000	2,686,860
OneSpaWorld Holdings Ltd. (a)	16,412	276,378
		3,041,965
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	13,000	1,441,830
Marriott International, Inc. Class A	8,000	1,211,440
MGM Resorts International	78,000	2,595,060
The St. Joe Co. (a) (b)	57,358	1,137,409
		6,385,739
Retail — 4.2%
A Place for Rover, Inc. (Acquired 5/25/18, Cost $7,426) (a) (c) (d) (e)	1,096	6,850
Beacon Roofing Supply, Inc. (a)	15,198	486,032
Boot Barn Holdings, Inc. (a)	2,344	104,378
Burlington Stores, Inc. (a)	21,618	4,929,552
Cannae Holdings, Inc. (a)	18,556	690,098
CarMax, Inc. (a)	8,000	701,360
Casey’s General Stores, Inc.	10,283	1,634,894
Chuy’s Holdings, Inc. (a)	9,507	246,421
Darden Restaurants, Inc.	5,000	545,050
Denny’s Corp. (a)	19,937	396,348
Dollar General Corp.	17,000	2,651,660
Dollar Tree, Inc. (a)	18,000	1,692,900
Dunkin’ Brands Group, Inc.	20,715	1,564,811
Express, Inc. (a)	33,089	161,143
Fiesta Restaurant Group, Inc. (a)	13,411	132,635
Five Below, Inc. (a)	1,015	129,778
Lumber Liquidators Holdings, Inc. (a) (b)	12,056	117,787
The Michaels Cos., Inc. (a)	36,918	298,667
National Vision Holdings, Inc. (a)	3,892	126,218
Nordstrom, Inc. (b)	18,069	739,564
O’Reilly Automotive, Inc. (a)	3,000	1,314,780
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	35,703	2,331,763
Papa John’s International, Inc.	16,592	1,047,785
Red Robin Gourmet Burgers, Inc. (a)	14,483	478,229
RH (a)	1,002	213,927
Sportsman’s Warehouse Holdings, Inc. (a)	45,504	365,397
Tiffany & Co.	36,366	4,860,316
Tuesday Morning Corp. (a)	44,735	82,760
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,000	506,280
Wingstop, Inc.	675	58,205
Winmark Corp.	2,746	544,532
		29,160,120
Textiles — 0.0%
Culp, Inc.	7,490	102,014
JG Boswell Co.	114	68,400
		170,414
		64,486,588
Consumer, Non-cyclical — 28.4%
Agriculture — 0.7%
Archer-Daniels-Midland Co.	20,809	964,497
Bunge Ltd.	72,675	4,182,446

The accompanying notes are an integral part of the portfolio of investments.

224

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	58,048	$148,603
		5,295,546
Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	5,533	2,090,644
Carlsberg A/S Class B	9,108	1,358,694
Coca-Cola Bottling Co. Consolidated	1,320	374,946
Molson Coors Brewing Co. Class B	2,936	158,250
		3,982,534
Biotechnology — 3.6%
Abcam PLC	68,514	1,228,130
ACADIA Pharmaceuticals, Inc. (a)	25,382	1,085,842
Acceleron Pharma, Inc. (a)	7,920	419,918
Allakos, Inc. (a) (b)	1,238	118,056
Allogene Therapeutics, Inc. (a) (b)	5,609	145,722
Alnylam Pharmaceuticals, Inc. (a)	10,710	1,233,471
Amarin Corp. PLC Sponsored ADR (a) (b)	9,249	198,298
Apellis Pharmaceuticals, Inc. (a)	1,234	37,785
Ardelyx, Inc. (a)	4,100	30,770
Argenx SE ADR (a)	10,266	1,647,898
Assembly Biosciences, Inc. (a)	1,681	34,393
Autolus Therapeutics PLC (a) (b)	2,146	28,327
Avrobio, Inc. (a)	2,083	41,931
BeiGene Ltd. ADR (a)	860	142,554
Bluebird Bio, Inc. (a) (b)	2,627	230,519
Blueprint Medicines Corp. (a)	9,312	745,984
Cara Therapeutics, Inc. (a) (b)	17,933	288,901
Corteva, Inc.	53,697	1,587,283
CRISPR Therapeutics AG (a)	1,437	87,520
Deciphera Pharmaceuticals, Inc. (a)	2,722	169,417
Dicerna Pharmaceuticals, Inc. (a)	5,520	121,606
Epizyme, Inc. (a) (b)	1,966	48,364
Exact Sciences Corp. (a) (b)	40,364	3,732,863
Exelixis, Inc. (a)	11,076	195,159
Fate Therapeutics, Inc. (a) (b)	1,269	24,834
FibroGen, Inc. (a)	3,410	146,255
Forty Seven, Inc. (a)	2,332	91,811
Guardant Health, Inc. (a)	8,029	627,386
Homology Medicines, Inc. (a)	9,274	191,972
IGM Biosciences, Inc. (a) (b)	2,496	95,247
Immunomedics, Inc. (a) (b)	15,424	326,372
Incyte Corp. (a)	22,471	1,962,168
Insmed, Inc. (a)	22,700	542,076
Intercept Pharmaceuticals, Inc. (a) (b)	1,055	130,736
Ionis Pharmaceuticals, Inc. (a)	2,750	166,127
Iovance Biotherapeutics, Inc. (a)	13,988	387,188
Karuna Therapeutics, Inc. (a) (b)	662	49,875
Krystal Biotech, Inc. (a)	2,884	159,716
Mirati Therapeutics, Inc. (a) (b)	2,600	335,036
Moderna, Inc. (a) (b)	69	1,350
Orchard Therapeutics PLC (a)	20,360	279,950
PTC Therapeutics, Inc. (a)	9,866	473,864
Radius Health, Inc. (a) (b)	28,814	580,890
RAPT Therapeutics, Inc. (a) (b)	1,219	33,657
RAPT Therapeutics, Inc., Lockup shares (Acquired 10/31/19, Cost $16,031) (d) (e)	1,165	30,557
Rigel Pharmaceuticals, Inc. (a)	34,335	73,477
Rocket Pharmaceuticals, Inc. (a) (b)	4,813	109,544
Sage Therapeutics, Inc. (a) (b)	12,634	912,048
Scholar Rock Holding Corp. (a) (b)	4,702	61,972
Seattle Genetics, Inc. (a)	24,922	2,847,588
Ultragenyx Pharmaceutical, Inc. (a)	13,894	593,413
WaVe Life Sciences Ltd. (a) (b)	3,637	29,151
Xencor, Inc. (a)	18,530	637,247
Zai Lab Ltd. ADR (a)	740	30,777
Zymeworks, Inc. (a)	623	28,322
		25,561,317
Commercial Services — 8.1%
Aaron’s, Inc.	31,366	1,791,312
Altus Group Ltd. (b)	16,423	480,087
American Public Education, Inc. (a)	5,724	156,780
Avalara, Inc. (a)	3,910	286,408
Booz Allen Hamilton Holding Corp.	54,948	3,908,451
Bright Horizons Family Solutions, Inc. (a)	23,228	3,490,936
The Brink’s Co.	16,150	1,464,482
Chegg, Inc. (a)	6,733	255,248
Cintas Corp.	3,763	1,012,548
Clarivate Analytics PLC (a)	139,822	2,349,010
Colliers International Group, Inc.	1,698	132,393
CoreLogic, Inc. (a)	33,000	1,442,430
CoStar Group, Inc. (a)	8,053	4,818,110
Cross Country Healthcare, Inc. (a)	14,512	168,629
Equifax, Inc.	6,324	886,119
Euronet Worldwide, Inc. (a)	5,300	835,068
Evo Payments, Inc. Class A (a)	12,617	333,215
FleetCor Technologies, Inc. (a)	7,000	2,014,040
FTI Consulting, Inc. (a)	10,070	1,114,346
Gartner, Inc. (a)	16,766	2,583,641
Global Payments, Inc.	15,000	2,738,400
Green Dot Corp. Class A (a)	11,011	256,556
HMS Holdings Corp. (a)	14,236	421,386
Huron Consulting Group, Inc. (a)	8,027	551,615
IHS Markit Ltd. (a)	20,000	1,507,000
MarketAxess Holdings, Inc.	4,368	1,655,953
Monro, Inc. (b)	20,018	1,565,408
nCino, Inc. (Acquired 9/16/19, Cost $280,358) (a) (c) (d) (e)	12,890	280,358
Paylocity Holding Corp. (a)	11,493	1,388,584
Perdoceo Education Corp. (a)	19,607	360,573
Rentokil Initial PLC	384,999	2,317,688
Rollins, Inc.	40,603	1,346,395

The accompanying notes are an integral part of the portfolio of investments.

225

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rosetta Stone, Inc. (a)	15,706	$284,907
SEACOR Marine Holdings Inc. (a)	36,489	503,183
ServiceMaster Global Holdings, Inc. (a)	21,000	811,860
StoneCo Ltd. Class A (a)	26,547	1,058,960
Strategic Education, Inc.	18,523	2,943,305
Team, Inc. (a)	15,607	249,244
TransUnion	54,200	4,640,062
Verisk Analytics, Inc.	12,000	1,792,080
WEX, Inc. (a)	3,349	701,482
		56,898,252
Cosmetics & Personal Care — 0.0%
Edgewell Personal Care Co. (a)	4,192	129,784
JAND, Inc., Class A (Acquired 3/09/18, Cost $112,141) (a) (c) (d) (e)	7,135	129,586
		259,370
Foods — 2.3%
BellRing Brands, Inc. Class A (a)	21,163	450,560
Cal-Maine Foods, Inc.	13,817	590,677
Campbell Soup Co.	25,964	1,283,141
Conagra Brands, Inc.	20,000	684,800
Flowers Foods, Inc.	145,177	3,156,148
Grocery Outlet Holding Corp. (a)	10,429	338,421
The Hain Celestial Group, Inc. (a)	2,470	64,109
The Kroger Co.	20,909	606,152
Nomad Foods Ltd. (a)	86,666	1,938,718
Performance Food Group Co. (a)	13,099	674,337
Post Holdings, Inc. (a)	14,707	1,604,534
Sanderson Farms, Inc.	5,910	1,041,460
The Simply Good Foods Co. (a)	29,761	849,379
Sprouts Farmers Market, Inc. (a)	32,000	619,200
Sysco Corp.	10,795	923,404
TreeHouse Foods, Inc. (a)	33,106	1,605,641
		16,430,681
Health Care – Products — 6.8%
Adaptive Biotechnologies Corp. (a)	7,247	216,830
Alcon, Inc. (a)	12,149	688,237
Alcon, Inc. (a)	18,000	1,018,260
AngioDynamics, Inc. (a)	5,060	81,011
AtriCure, Inc. (a)	6,225	202,375
Atrion Corp.	1,006	756,009
Avanos Medical, Inc. (a)	29,246	985,590
Avantor, Inc. (a)	62,000	1,125,300
Baxter International, Inc.	24,540	2,052,035
Bruker Corp.	80,846	4,120,721
The Cooper Cos., Inc.	12,000	3,855,480
Dentsply Sirona, Inc.	44,929	2,542,532
Envista Holdings Corp. (a)	21,624	640,935
Hanger, Inc. (a)	22,908	632,490
Hologic, Inc. (a)	135,813	7,090,797
ICU Medical, Inc. (a)	5,978	1,118,603
IDEXX Laboratories, Inc. (a)	9,367	2,446,005
iRhythm Technologies, Inc. (a)	6,500	442,585
Lantheus Holdings, Inc. (a)	4,648	95,331
Nevro Corp. (a)	8,948	1,051,748
Novocure Ltd. (a)	3,007	253,400
NuVasive, Inc. (a)	5,100	394,434
Patterson Cos., Inc.	115,171	2,358,702
Penumbra, Inc. (a) (b)	500	82,135
Quidel Corp. (a)	26,527	1,990,321
Sartorius Stedim Biotech	2,668	442,375
Shockwave Medical, Inc. (a) (b)	9,911	435,291
Teleflex, Inc.	13,000	4,893,720
Utah Medical Products, Inc.	2,301	248,278
West Pharmaceutical Services, Inc.	19,071	2,866,943
Zimmer Biomet Holdings, Inc.	16,390	2,453,255
		47,581,728
Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a)	41,020	1,362,684
Amedisys, Inc. (a)	4,278	714,084
Catalent, Inc. (a)	65,048	3,662,202
The Ensign Group, Inc.	10,184	462,048
Eurofins Scientific SE (b)	2,753	1,528,849
Molina Healthcare, Inc. (a)	9,688	1,314,565
The Pennant Group, Inc. (a)	18,482	611,200
Select Medical Holdings Corp. (a)	191,980	4,480,813
U.S. Physical Therapy, Inc.	3,486	398,624
		14,535,069
Household Products & Wares — 0.3%
Avery Dennison Corp.	11,000	1,439,020
CSS Industries, Inc.	8,069	35,584
Kimberly-Clark Corp.	2,495	343,187
Quanex Building Products Corp.	5,706	97,459
		1,915,250
Pharmaceuticals — 3.9%
Agios Pharmaceuticals, Inc. (a) (b)	7,089	338,500
Aimmune Therapeutics, Inc. (a) (b)	15,478	518,049
Alkermes PLC (a)	100,480	2,049,792
Ascendis Pharma A/S ADR (a)	16,350	2,274,612
Axsome Therapeutics, Inc. (a) (b)	2,058	212,715
Cardinal Health, Inc.	46,678	2,360,973
Corvus Pharmaceuticals, Inc. (a) (b)	4,715	25,650
DexCom, Inc. (a)	12,894	2,820,433
Elanco Animal Health, Inc. (a)	48,000	1,413,600
Enanta Pharmaceuticals, Inc. (a)	3,061	189,108
G1 Therapeutics, Inc. (a)	6,411	169,443
Global Blood Therapeutics, Inc. (a)	16,029	1,274,145
GW Pharmaceuticals PLC ADR (a) (b)	2,144	224,177
Intra-Cellular Therapies, Inc. (a) (b)	2,286	78,433
Kadmon Holdings, Inc. (a)	9,188	41,622
Kodiak Sciences, Inc. (a) (b)	8,474	609,704

The accompanying notes are an integral part of the portfolio of investments.

226

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Milestone Pharmaceuticals, Inc. (a)	1,886	$30,195
Minerva Neurosciences, Inc. (a)	1,230	8,745
Momenta Pharmaceuticals, Inc. (a)	30,676	605,237
MyoKardia, Inc. (a) (b)	9,967	726,445
Neurocrine Biosciences, Inc. (a)	14,750	1,585,477
Odonate Therapeutics, Inc. (a)	2,589	84,013
Option Care Health, Inc. (a)	10,712	39,956
Perrigo Co. PLC	88,547	4,574,338
PRA Health Sciences, Inc. (a)	15,000	1,667,250
Principia Biopharma, Inc. (a)	5,183	283,925
Progenics Pharmaceuticals, Inc. (a)	11,855	60,342
Reata Pharmaceuticals, Inc. Class A (a)	3,954	808,316
Rhythm Pharmaceuticals, Inc. (a)	1,518	34,853
Sarepta Therapeutics, Inc. (a) (b)	7,297	941,605
TherapeuticsMD, Inc. (a) (b)	110,893	268,361
Tricida, Inc. (a) (b)	13,776	519,906
Turning Point Therapeutics I (a)	5,352	333,376
Zogenix, Inc. (a)	2,182	113,748
		27,287,044
		199,746,791
Diversified — 0.1%
Holding Company – Diversified — 0.1%
Collier Creek Holdings (a)	37,171	390,295
Conyers Park II Acquisition Corp. (a)	28,924	314,693
GS Acquisition Holdings Corp. (a)	14,621	172,528
		877,516
Energy — 4.4%
Coal — 0.1%
Peabody Energy Corp.	46,877	427,518
Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP	13,494	710,459
REX American Resources Corp. (a)	4,027	330,053
		1,040,512
Oil & Gas — 3.5%
Advantage Oil & Gas Ltd. (a) (b)	85,629	181,340
Apache Corp.	35,287	902,994
Canadian Natural Resources Ltd.	84,658	2,738,686
Concho Resources, Inc.	27,000	2,364,390
Contango Oil & Gas Company (Acquired 12/23/19, Cost $107,065) (d) (e)	42,826	149,313
Continental Resources, Inc.	19,000	651,700
Delek US Holdings, Inc.	4,939	165,605
Diamondback Energy, Inc.	5,503	511,009
Earthstone Energy, Inc. Class A (a)	14,055	88,968
Encana Corp. (b)	316,943	1,486,463
EQT Corp.	227,120	2,475,608
Hess Corp.	38,304	2,559,090
Imperial Oil Ltd. (b)	127,353	3,371,034
Jagged Peak Energy, Inc. (a) (b)	49,583	420,960
Kelt Exploration Ltd. (a) (b)	80,891	303,368
Kimbell Royalty Partners LP	13,373	227,341
Kosmos Energy Ltd.	52,287	298,036
Magnolia Oil & Gas Corp. Class A (a) (b)	61,118	768,864
Matador Resources Co. (a)	20,848	374,638
Murphy Oil Corp.	69,122	1,852,470
Panhandle Oil & Gas, Inc. Class A	6,143	68,863
Pioneer Natural Resources Co.	8,000	1,210,960
Seven Generations Energy Ltd. Class A (a)	75,029	489,389
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (c) (d) (e)	11	57,200
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (c) (d) (e)	9	46,800
WPX Energy, Inc. (a)	43,008	590,930
		24,356,019
Oil & Gas Services — 0.5%
Apergy Corp. (a)	8,565	289,326
Dril-Quip, Inc. (a)	9,798	459,624
Enerflex Ltd.	12,632	118,971
Frank’s International NV (a)	177,268	916,476
Liberty Oilfield Services, Inc. Class A	60,900	677,208
NexTier Oilfield Solutions, Inc. (a)	81,446	545,688
Ranger Energy Services, Inc. (a)	12,951	83,404
TETRA Technologies, Inc. (a)	74,705	146,422
Thermon Group Holdings, Inc. (a)	18,295	490,306
		3,727,425
Pipelines — 0.2%
Equitrans Midstream Corp. (b)	103,441	1,381,972
New Fortress Energy LLC (a) (b)	6,988	109,502
Plains GP Holdings LP Class A	11,862	224,785
		1,716,259
		31,267,733
Financial — 18.1%
Banks — 6.6%
American Business Bank (a)	3,000	106,950
Atlantic Capital Bancshares, Inc. (a)	16,750	307,363
BankUnited, Inc.	45,899	1,678,067
BOK Financial Corp.	4,970	434,378
Bridge Bancorp, Inc.	15,102	506,370
Burke & Herbert Bank & Trust Co.	95	212,453
CenterState Bank Corp.	42,958	1,073,091
Columbia Banking System, Inc.	29,653	1,206,432
CrossFirst Bankshares, Inc. (a)	17,768	256,215
CrossFirst Bankshares, Inc., Lockup Shares (Acquired 10/23/18-1/03/19, Cost $106,847) (a) (d) (e)	7,498	102,715

The accompanying notes are an integral part of the portfolio of investments.

227

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dogwood State Bank (Acquired 5/06/19, Cost $26,370) (c) (d) (e)	2,637	$26,370
Dogwood State Bank (Acquired 5/06/19, Cost $53,690) (c) (d) (e)	5,369	53,690
East West Bancorp, Inc.	13,475	656,233
Equity Bancshares, Inc. Class A (a)	8,100	250,047
Farmers & Merchants Bank of Long Beach/Long Beach CA	30	235,470
FB Financial Corp.	23,997	950,041
Fifth Third Bancorp	142,556	4,382,171
The First Bancshares, Inc.	13,620	483,782
First Hawaiian, Inc.	8,856	255,496
Glacier Bancorp, Inc.	13,116	603,205
HarborOne Bancorp, Inc. (a)	34,316	377,133
Heritage Commerce Corp.	38,755	497,227
Heritage Financial Corp.	21,802	616,997
Home BancShares, Inc.	100,842	1,982,554
Hope Bancorp, Inc.	47,101	699,921
Howard Bancorp, Inc. (a)	11,418	192,736
Independent Bank Corp.	6,483	539,710
Independent Bank Group, Inc.	19,380	1,074,427
John Marshall Bancorp, Inc. (a)	9,438	155,727
Kearny Financial Corp.	42,667	590,085
Live Oak Bancshares, Inc.	35,746	679,531
National Bank Holdings Corp. Class A	19,875	699,998
Northern Trust Corp.	37,000	3,930,880
Origin Bancorp, Inc.	18,316	693,077
PCSB Financial Corp.	11,051	223,783
Pinnacle Financial Partners, Inc.	25,940	1,660,160
Ponce de Leon Federal Bank (a)	11,554	169,844
Popular, Inc.	17,455	1,025,481
Preferred Bank	9,778	587,560
Prosperity Bancshares, Inc.	15,944	1,146,214
Provident Bancorp, Inc. (a)	7,301	90,897
Revere Bank (a)	5,231	205,055
Seacoast Banking Corp. of Florida (a)	21,818	666,976
Signature Bank	7,187	981,816
South State Corp.	9,212	799,141
Southern First Bancshares, Inc. (a)	3,637	154,536
State Street Corp.	41,511	3,283,520
Sterling Bancorp, Inc.	32,978	267,122
SVB Financial Group (a)	962	241,500
Texas Capital Bancshares, Inc. (a)	13,649	774,854
Towne Bank	39,126	1,088,485
Webster Financial Corp.	39,359	2,100,196
Westamerica Bancorp.	27,611	1,871,197
Western Alliance Bancorp	38,317	2,184,069
Wintrust Financial Corp.	6,605	468,295
		46,501,243
Diversified Financial Services — 2.4%
Afterpay Ltd. (a)	17,258	355,498
Ally Financial, Inc.	31,244	954,817
Assetmark Financial Holdings (a)	2,787	80,879
Cboe Global Markets, Inc.	35,687	4,282,440
Columbia Financial, Inc. (a)	12,959	219,525
E*TRADE Financial Corp.	24,000	1,088,880
Encore Capital Group, Inc. (a)	13,776	487,119
Franklin Resources, Inc.	49,095	1,275,488
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	83,390
Houlihan Lokey, Inc.	11,018	538,450
I3 Verticals, Inc. Class A (a)	12,425	351,006
OTC Markets Group, Inc. Class A	5,221	182,735
PennyMac Financial Services, Inc.	43,009	1,464,026
PRA Group, Inc. (a)	14,815	537,785
SLM Corp.	74,787	666,352
Synchrony Financial	20,928	753,617
TD Ameritrade Holding Corp.	43,837	2,178,699
Tradeweb Markets, Inc. Class A	16,000	741,600
Virtus Investment Partners, Inc.	2,717	330,713
		16,573,019
Insurance — 3.7%
Assurant, Inc.	17,669	2,316,053
Assured Guaranty Ltd.	3,960	194,119
Axis Capital Holdings Ltd.	32,058	1,905,528
Brighthouse Financial, Inc. (a)	22,439	880,282
Brown & Brown, Inc.	53,340	2,105,863
CNA Financial Corp.	44,750	2,005,247
eHealth, Inc. (a)	519	49,866
Employers Holdings, Inc.	6,155	256,971
Essent Group Ltd.	6,710	348,853
Fidelity National Financial, Inc.	43,000	1,950,050
Goosehead Insurance, Inc. Class A (b)	4,435	188,044
The Hanover Insurance Group, Inc.	4,960	677,883
James River Group Holdings Ltd.	5,491	226,284
Kemper Corp.	15,631	1,211,402
Loews Corp.	48,149	2,527,341
Marsh & McLennan Cos., Inc.	12,755	1,421,035
Palomar Holdings, Inc. (a)	10,079	508,889
Primerica, Inc.	491	64,105
ProAssurance Corp.	13,833	499,925
The Progressive Corp.	7,000	506,730
ProSight Global, Inc. (a)	4,405	71,053
Radian Group, Inc.	45,381	1,141,786
RenaissanceRe Holdings Ltd.	1,002	196,412
Safety Insurance Group, Inc.	7,567	700,174
Selective Insurance Group, Inc.	13,812	900,404
State Auto Financial Corp.	23,411	726,209
Willis Towers Watson PLC	13,000	2,625,220
		26,205,728

The accompanying notes are an integral part of the portfolio of investments.

228

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	3,983	$420,208
Pargesa Holding SA	13,336	1,107,903
		1,528,111
Private Equity — 0.2%
KKR & Co., Inc. Class A	38,000	1,108,460
Safeguard Scientifics, Inc.	8,711	95,647
		1,204,107
Real Estate — 0.5%
Alexander & Baldwin, Inc.	10,552	221,170
FirstService Corp.	29,190	2,715,838
FRP Holdings, Inc. (a)	1,913	95,286
McGrath RentCorp	6,708	513,430
		3,545,724
Real Estate Investment Trusts (REITS) — 3.8%
Acadia Realty Trust	23,050	597,686
American Assets Trust, Inc.	6,909	317,123
American Campus Communities, Inc.	24,170	1,136,715
Capstead Mortgage Corp.	56,717	449,199
Cedar Realty Trust, Inc.	120,055	354,162
Community Healthcare Trust, Inc.	2,700	115,722
Creative Science Properties, Inc. (Acquired 10/30/19, Cost $118,485) (e)	7,899	118,485
CubeSmart	27,513	866,109
Douglas Emmett, Inc.	9,055	397,514
EastGroup Properties, Inc.	12,958	1,719,138
Equity Commonwealth	41,125	1,350,134
Equity Residential	17,829	1,442,723
First Industrial Realty Trust, Inc.	15,574	646,477
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,404	592,241
Healthcare Realty Trust, Inc.	22,688	757,099
JBG SMITH Properties	41,258	1,645,782
Kilroy Realty Corp.	4,670	391,813
Paramount Group, Inc.	32,353	450,354
Pebblebrook Hotel Trust	11,835	317,296
PennyMac Mortgage Investment Trust	14,187	316,228
PotlatchDeltic Corp.	9,173	396,916
PS Business Parks, Inc.	9,925	1,636,335
Rayonier, Inc.	99,768	3,268,400
Redwood Trust, Inc.	15,578	257,660
Regency Centers Corp.	21,146	1,334,101
Rexford Industrial Realty, Inc.	14,700	671,349
Saul Centers, Inc.	8,675	457,866
Sunstone Hotel Investors, Inc.	41,110	572,251
Terreno Realty Corp.	18,640	1,009,170
Washington Real Estate Investment Trust	9,696	282,929
Weyerhaeuser Co.	103,830	3,135,666
		27,004,643
Savings & Loans — 0.7%
Capitol Federal Financial, Inc.	105,679	1,450,973
FS Bancorp, Inc.	2,527	161,197
Investors Bancorp, Inc.	28,722	342,223
Meridian Bancorp, Inc.	50,565	1,015,851
Pacific Premier Bancorp, Inc.	20,882	680,858
WSFS Financial Corp.	22,240	978,337
		4,629,439
		127,192,014
Industrial — 14.4%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc. (a)	20,588	940,048
Barnes Group, Inc.	4,708	291,708
Bombardier, Inc. Class B (a)	144,900	215,361
Cobham PLC	296,194	644,663
Kratos Defense & Security Solutions, Inc. (a)	2,900	52,229
L3 Harris Technologies, Inc.	12,000	2,374,440
Teledyne Technologies, Inc. (a)	5,029	1,742,750
Triumph Group, Inc.	47,861	1,209,447
		7,470,646
Building Materials — 1.4%
Armstrong World Industries, Inc.	25,034	2,352,445
Gibraltar Industries, Inc. (a)	12,934	652,391
JELD-WEN Holding, Inc. (a)	9,473	221,763
Lennox International, Inc.	9,118	2,224,518
Martin Marietta Materials, Inc.	2,000	559,280
PGT Innovations, Inc. (a)	17,360	258,838
Simpson Manufacturing Co., Inc.	5,803	465,575
Stella-Jones, Inc. (b)	30,278	874,845
Summit Materials, Inc. Class A (a)	33,224	794,054
Universal Forest Products, Inc.	13,083	624,059
Vulcan Materials Co.	8,351	1,202,460
		10,230,228
Electrical Components & Equipment — 0.6%
Belden, Inc.	30,054	1,652,970
Insteel Industries, Inc.	9,703	208,517
Littelfuse, Inc.	6,630	1,268,319
Novanta, Inc. (a)	9,681	856,188
		3,985,994
Electronics — 2.4%
ADT, Inc. (b)	18,609	147,569
Agilent Technologies, Inc.	35,000	2,985,850
Allegion PLC	4,000	498,160
API Group Corp. (a) (d) (f)	24,937	263,085
Badger Meter, Inc.	362	23,505
Brady Corp. Class A	7,412	424,411
FLIR Systems, Inc.	17,672	920,181
Fortive Corp.	24,000	1,833,360
Keysight Technologies, Inc. (a)	23,000	2,360,490

The accompanying notes are an integral part of the portfolio of investments.

229

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knowles Corp. (a)	31,917	$675,045
Mesa Laboratories, Inc.	1,755	437,697
National Instruments Corp.	79,736	3,376,022
Sensata Technologies Holding PLC (a)	46,000	2,478,020
Stoneridge, Inc. (a)	9,100	266,812
		16,690,207
Engineering & Construction — 0.2%
Aegion Corp. (a)	32,503	727,092
Sarana Menara Nusantara Tbk PT	6,589,700	381,493
		1,108,585
Environmental Controls — 0.6%
Heritage-Crystal Clean, Inc. (a)	10,046	315,143
Stericycle, Inc. (a)	10,837	691,509
Tetra Tech, Inc.	2,353	202,735
Waste Connections, Inc.	37,436	3,398,814
		4,608,201
Hand & Machine Tools — 0.3%
Colfax Corp. (a)	45,000	1,637,100
MSA Safety, Inc.	2,981	376,679
		2,013,779
Machinery – Construction & Mining — 0.6%
Bloom Energy Corp. Class A (a)	10,704	79,959
BWX Technologies, Inc.	55,873	3,468,596
SPX Corp. (a)	9,064	461,176
		4,009,731
Machinery – Diversified — 2.7%
AGCO Corp.	12,720	982,620
Cactus, Inc. Class A	9,401	322,642
Chart Industries, Inc. (a)	10,332	697,307
CNH Industrial NV	75,520	829,012
Cognex Corp.	8,000	448,320
CSW Industrials, Inc.	5,534	426,118
Flowserve Corp.	11,182	556,528
Gardner Denver Holdings, Inc. (a)	79,800	2,927,064
Graco, Inc.	25,236	1,312,272
IDEX Corp.	13,000	2,236,000
Mueller Water Products, Inc. Class A	37,323	447,129
Roper Technologies, Inc.	10,899	3,860,753
Westinghouse Air Brake Technologies Corp.	12,522	974,212
Xylem, Inc.	39,532	3,114,726
		19,134,703
Metal Fabricate & Hardware — 0.6%
AZZ, Inc.	11,508	528,793
CIRCOR International, Inc. (a)	12,887	595,895
Helios Technologies, Inc.	15,043	695,438
RBC Bearings, Inc. (a)	5,758	911,722
Rexnord Corp. (a)	15,631	509,883
Strattec Security Corp.	2,591	57,546
Valmont Industries, Inc.	5,463	818,248
		4,117,525
Miscellaneous – Manufacturing — 1.4%
Actuant Corp. Class A	12,738	331,570
ESCO Technologies, Inc.	16,576	1,533,280
Federal Signal Corp.	2,800	90,300
Haynes International, Inc.	8,308	297,260
John Bean Technologies Corp.	11,467	1,291,872
Myers Industries, Inc.	21,992	366,827
Raven Industries, Inc.	4,443	153,106
Textron, Inc.	126,245	5,630,527
		9,694,742
Packaging & Containers — 0.6%
Ball Corp.	50,000	3,233,500
Sealed Air Corp.	30,000	1,194,900
		4,428,400
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	25,159	1,967,434
CryoPort, Inc. (a) (b)	7,815	128,635
Expeditors International of Washington, Inc.	13,312	1,038,602
International Seaways, Inc. (a)	7,787	231,741
J.B. Hunt Transport Services, Inc.	25,068	2,927,441
Kansas City Southern	8,544	1,308,599
Kirby Corp. (a)	2,920	261,428
Knight-Swift Transportation Holdings, Inc.	13,051	467,748
Landstar System, Inc.	9,237	1,051,817
Matson, Inc.	24,125	984,300
Old Dominion Freight Line, Inc.	8,161	1,548,795
Patriot Transportation Holding, Inc. (a)	1,527	29,746
Schneider National, Inc. Class B	12,923	281,980
SEACOR Holdings, Inc. (a)	14,390	620,929
Tidewater, Inc. (a)	35,793	690,089
Universal Logistics Holdings, Inc.	7,714	146,257
US Xpress Enterprises, Inc. Class A (a)	15,883	79,891
		13,765,432
		101,258,173
Technology — 9.8%
Computers — 0.5%
Cognizant Technology Solutions Corp. Class A	9,173	568,910
Conduent, Inc. (a)	30,442	188,740
Cubic Corp.	22,712	1,443,802
Endava PLC Sponsored ADR (a)	10,770	501,882
Parsons Corp. (a)	15,136	624,814
Western Digital Corp.	5,823	369,586
		3,697,734

The accompanying notes are an integral part of the portfolio of investments.

230

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.0%
Applied Materials, Inc.	43,921	$2,680,938
AVX Corp.	60,430	1,237,002
Cabot Microelectronics Corp.	3,644	525,902
CTS Corp.	15,394	461,974
Entegris, Inc.	64,432	3,227,399
Inphi Corp. (a)	5,572	412,439
Lattice Semiconductor Corp. (a)	77,675	1,486,700
Marvell Technology Group Ltd.	74,000	1,965,440
Maxim Integrated Products, Inc.	22,000	1,353,220
MaxLinear, Inc. (a)	13,028	276,454
Microchip Technology, Inc.	31,000	3,246,320
MKS Instruments, Inc.	2,215	243,672
Monolithic Power Systems, Inc.	1,700	302,634
Onto Innovation, Inc. (a)	5,141	187,852
Semtech Corp. (a)	6,017	318,299
Skyworks Solutions, Inc.	13,000	1,571,440
Xilinx, Inc.	17,000	1,662,090
		21,159,775
Software — 6.3%
Atlassian Corp. PLC Class A (a)	25,976	3,125,952
Bill.Com Holdings, Inc. (a)	1,475	56,124
Black Knight, Inc. (a)	49,506	3,192,147
Ceridian HCM Holding, Inc. (a)	67,400	4,575,112
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (e)	5,148	147,902
Cloudflare, Inc. Class A (a)	15,516	264,703
Computer Modelling Group Ltd.	40,222	254,611
Coupa Software, Inc. (a) (b)	13,604	1,989,585
Covetrus, Inc. (a) (b)	49,049	647,447
Datadog, Inc. Class A (a) (b)	10,549	398,541
Datadog, Inc., Class B Lockup Shares (Acquired 5/07/19, Cost $29,212) (a) (d) (e)	1,830	65,681
The Descartes Systems Group, Inc. (a) (b)	50,788	2,169,663
DocuSign, Inc. (a)	54,169	4,014,465
Fidelity National Information Services, Inc.	11,000	1,529,990
Fiserv, Inc. (a)	20,000	2,312,600
Five9, Inc. (a)	8,892	583,137
Guidewire Software, Inc. (a)	4,100	450,057
Health Catalyst, Inc. (a)	2,431	84,356
Medallia, Inc. (a) (b)	6,049	188,184
Megaport Ltd. (a) (b)	42,498	320,393
MSCI, Inc.	10,756	2,776,984
New Relic, Inc. (a)	9,718	638,570
Paycom Software, Inc. (a)	3,133	829,493
PDF Solutions, Inc. (a)	14,630	247,101
Phreesia, Inc. (a) (b)	6,197	165,088
RealPage, Inc. (a)	28,188	1,515,105
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (c) (d) (e)	467	12,422
Slack Technologies, Inc. Class A (a) (b)	17,000	382,160
Smartsheet, Inc. Class A (a)	10,988	493,581
Splunk, Inc. (a)	11,000	1,647,470
SS&C Technologies Holdings, Inc	25,300	1,553,420
Tabula Rasa HealthCare, Inc. (a) (b)	2,000	97,360
Toast, Inc. (Acquired 9/14/18-3/27/19, Cost $26,707) (a) (c) (d) (e)	982	27,036
Twilio, Inc. Class A (a) (b)	28,657	2,816,410
Veeva Systems, Inc. Class A (a)	11,775	1,656,271
Workday, Inc. Class A (a)	9,000	1,480,050
Workiva, Inc. (a)	14,154	595,176
Zoom Video Communications, Inc. Class A (a) (b)	1,000	68,040
Zynga, Inc. Class A (a)	88,188	539,710
		43,912,097
		68,769,606
Utilities — 2.9%
Electric — 1.8%
CenterPoint Energy, Inc.	42,534	1,159,902
Entergy Corp.	6,183	740,723
Eversource Energy	14,000	1,190,980
FirstEnergy Corp.	63,813	3,101,312
MGE Energy, Inc.	4,776	376,444
PG&E Corp. (a)	92,364	1,003,997
PNM Resources, Inc.	45,147	2,289,404
Portland General Electric Co.	9,326	520,298
Sempra Energy	14,000	2,120,720
Vistra Energy Corp.	6,854	157,574
		12,661,354
Gas — 0.8%
Atmos Energy Corp.	6,000	671,160
Chesapeake Utilities Corp.	14,281	1,368,548
ONE Gas, Inc.	23,914	2,237,633
RGC Resources, Inc.	3,967	113,377
Southwest Gas Holdings, Inc.	22,511	1,710,161
		6,100,879
Water — 0.3%
California Water Service Group	13,914	717,406
Middlesex Water Co.	8,476	538,819
SJW Group	10,785	766,382
		2,022,607
		20,784,840

TOTAL COMMON STOCK (Cost $599,162,123)		677,938,411

The accompanying notes are an integral part of the portfolio of investments.

231

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.8%
Communications — 0.0%
Internet — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (c) (d) (e)	5,266	$45,077
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (c) (d) (e)	8,410	98,649
Vroom, Inc., Series G (Acquired 8/17/18, Cost $46,637) (a) (c) (d) (e)	2,598	70,648
Vroom, Inc., Series H (Acquired 11/21/19, Cost $114,129) (a) (c) (d) (e)	4,197	114,129
		328,503
Consumer, Cyclical — 0.2%
Apparel — 0.0%
Allbirds, Inc., Series A (Acquired 10/10/18, Cost $44,527) (a) (c) (d) (e)	4,060	52,316
Allbirds, Inc., Series B (Acquired 10/10/18, Cost $7,787) (a) (c) (d) (e)	710	9,149
Allbirds, Inc., Series C (Acquired 10/09/18, Cost $74,796) (a) (c) (d) (e)	6,820	87,881
Allbirds, Inc., Series Seed (Acquired 10/10/18, Cost $23,963) (a) (c) (d) (e)	2,185	28,155
		177,501
Auto Manufacturers — 0.1%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $32,156) (a) (c) (d) (e)	3,480	32,156
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $466,859) (a) (c) (d) (e)	43,453	466,859
		499,015
Retail — 0.1%
1stdibs.com, Inc., Series D (Acquired 2/07/19, Cost $143,936) (a) (c) (d) (e)	28,724	143,936
A Place for Rover Inc., Series G (Acquired 5/11/18, Cost $106,965) (a) (c) (d) (e)	14,208	88,800
Framebridge, Inc., Series C (Acquired 6/20/18, Cost $59,454) (a) (c) (d) (e)	17,111	59,454
JAND, Inc., Series E (Acquired 3/09/18, Cost $138,341) (a) (c) (d) (e)	8,802	159,862
Rent the Runway, Inc., Series F (Acquired 3/21/19, Cost $67,441) (a) (c) (d) (e)	3,017	67,441
		519,493
		1,196,010
Consumer, Non-cyclical — 0.2%
Agriculture — 0.1%
Bunge Ltd. (g)	4,014	411,436
Farmer’s Business Network, Inc., Series E (Acquired 2/11/19, Cost $191,081) (a) (c) (d) (e)	8,198	191,081
		602,517
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Series E (Acquired 7/30/19-9/09/19, Cost $88,178) (a) (c) (d) (e)	594	89,213
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,906) (a) (c) (d) (e)	30,866	29,907
		119,120
Commercial Services — 0.1%
ZenPayroll, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (c) (d) (e)	11,076	147,448
ZenPayroll, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (c) (d) (e)	14,095	187,638
		335,086
Foods — 0.0%
Roofoods, Ltd., Series G (Acquired 5/16/19, Cost $21,731) (a) (c) (d) (e)	52	21,731
Sweetgreen, Inc., Series G (Acquired 2/27/18, Cost $35,793) (a) (c) (d) (e)	3,977	68,007
Sweetgreen, Inc. Series I, (Acquired 9/13/19, Cost $67,408) (a) (c) (d) (e)	3,942	67,408
		157,146
Health Care – Products — 0.0%
Outset Medical, Inc., Series D (Acquired 8/20/18, Cost $23,275) (a) (c) (d) (e)	7,484	23,275
Tempus Labs, Inc., Series D (Acquired 3/16/18, Cost $21,326) (a) (c) (d) (e)	2,275	54,739
Tempus Labs, Inc., Series E (Acquired 8/23/18, Cost $29,149) (a) (c) (d) (e)	1,741	43,012
Tempus Labs, Inc., Series F (Acquired 4/30/19, Cost $17,059) (a) (c) (d) (e)	689	17,059
		138,085
		1,351,953
Financial — 0.1%
Diversified Financial Services — 0.1%
Convoy, Inc., Series C (Acquired 9/14/18, Cost $127,740) (a) (c) (d) (e)	17,990	243,585
Convoy, Inc., Series D (Acquired 10/30/19, Cost $417,858) (a) (c) (d) (e)	30,861	417,858
		661,443

The accompanying notes are an integral part of the portfolio of investments.

232

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 0.0%
Go Maps, Inc., Series B-1 (Acquired 5/15/19, Cost $1,626) (a) (c) (d) (e)	127	$1,626
		663,069
Industrial — 0.1%
Electronics — 0.1%
Sartorius AG 0.290%	4,620	989,087
Technology — 0.2%
Computers — 0.0%
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (c) (d) (e)	6,566	57,649
Internet — 0.1%
Doximity, Inc., Series C (Acquired 3/22/18, Cost $7,616) (a) (c) (d) (e)	1,767	20,497
Toast, Inc., Series B (Acquired 9/14/18, Cost $3,409) (a) (c) (d) (e)	197	5,424
Toast, Inc., Series D (Acquired 6/27/18, Cost $215,697) (a) (c) (d) (e)	12,463	343,128
Toast, Inc., Series E (Acquired 3/27/19, Cost $80,643) (a) (c) (d) (e)	1,477	40,664
		409,713
Software — 0.1%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (e)	7,811	236,255
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (e)	10,209	308,786
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (e)	2,443	104,923
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (c) (d) (e)	11,678	22,782
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (c) (d) (e)	3,743	132,540
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (c) (d) (e)	10	266
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (c) (d) (e)	4,744	126,190
		931,742
		1,399,104

TOTAL PREFERRED STOCK (Cost $5,039,543)		5,927,726

TOTAL EQUITIES (Cost $604,201,666)		683,866,137

	Principal Amount
BONDS & NOTES — 0.0%

BANK LOANS — 0.0%
Internet — 0.0%
Blue Nile, Inc., Term Loan, 3 mo. LIBOR + 6.500% 8.410% 2/17/23	$35,897	26,026
Uber Technologies, Inc., Term Loan, 1 mo. LIBOR + 4.000% 5.740% 4/04/25	44,325	44,198
		70,224

TOTAL BANK LOANS (Cost $80,418)		70,224

TOTAL BONDS & NOTES (Cost $80,418)		70,224

	Number of Shares
WARRANTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (c) (d) (e)	800	-
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. Expires 12/99 (Acquired 10/15/18, Cost $0) (a) (c) (d) (e)	1,432	5,341
		5,341

TOTAL WARRANTS (Cost $0)		5,341

MUTUAL FUNDS — 1.6%
Diversified Financial Services — 1.6%
State Street Navigator Securities Lending Prime Portfolio (h)	11,066,122	11,066,122

TOTAL MUTUAL FUNDS (Cost $11,066,122)		11,066,122

TOTAL LONG-TERM INVESTMENTS (Cost $615,348,206)		695,007,824

SHORT-TERM INVESTMENTS — 3.6%
Mutual Fund — 3.4%
T. Rowe Price Government Reserve Investment Fund,	23,625,795	23,625,795

The accompanying notes are an integral part of the portfolio of investments.

233

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (i)	$1,490,895	$1,490,895

TOTAL SHORT-TERM INVESTMENTS (Cost $25,116,690)		25,116,690

TOTAL INVESTMENTS — 102.3% (Cost $640,464,896) (j)		720,124,514

Other Assets/(Liabilities) — (2.3)%		(16,245,570)

NET ASSETS — 100.0%		$703,878,944

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $36,092,341 or 5.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $25,924,777 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2019, these securities amounted to a value of $6,328,138 or 0.90% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2019, these securities amounted to a value of $6,183,539 or 0.88% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2019, the aggregate market value of these securities amounted to $263,085 or 0.04% of net assets.
(g)	Security is perpetual and has no stated maturity date.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,490,961. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,521,949.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

234

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.6%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.1%
Pass-Through Securities — 9.1%
Government National Mortgage Association II Pool #MA5262 3.000% 6/20/48 (a)	$1,348,724	$1,389,024
Pool #784407 3.500% 11/20/47	481,245	500,786
Pool #MA5816 3.500% 3/20/49	50,073	51,586
Pool #MA6090 3.500% 8/20/49	3,094,070	3,200,127
Pool #MA6284 3.500% 11/20/49	1,067,744	1,107,763
Pool #MA5264 4.000% 6/20/48	1,055,347	1,097,587
Pool #MA5466 4.000% 9/20/48	137,118	142,478
Pool #MA4588 4.500% 7/20/47	436,513	463,397
Pool #MA4781 5.000% 10/20/47	190,169	204,197
Pool #MA4840 5.000% 11/20/47	131,662	141,374
Pool #MA5820 5.500% 3/20/49	95,056	100,831
Government National Mortgage Association TBA Pool #MA188 3.000% 1/21/50 (a)	3,055,000	3,139,012
		11,538,162

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,585,711)		11,538,162

U.S. TREASURY OBLIGATIONS — 90.5%
U.S. Treasury Bonds & Notes — 90.5%
U.S. Treasury Bond 2.250% 8/15/46	2,505,000	2,440,234
2.500% 2/15/45	4,230,000	4,326,863
2.500% 2/15/46	4,300,000	4,400,100
2.500% 5/15/46	3,925,000	4,016,049
2.750% 8/15/47	1,895,000	2,037,214
2.750% 11/15/47	4,360,000	4,687,312
2.875% 5/15/43	3,000,000	3,275,381
2.875% 8/15/45 (b)	2,075,000	2,273,604
2.875% 11/15/46	1,700,000	1,869,199
3.000% 11/15/44	2,210,000	2,469,134
3.000% 5/15/45	5,550,000	6,210,406
3.000% 11/15/45	3,800,000	4,260,461
3.000% 2/15/47	760,000	856,002
3.000% 5/15/47 (c)	6,100,000	6,870,058
3.000% 2/15/48	5,955,000	6,711,172
3.000% 8/15/48	5,370,000	6,063,181
3.000% 2/15/49	12,515,000	14,153,789
3.125% 2/15/43	2,680,000	3,045,071
3.125% 5/15/48	5,045,000	5,823,298
3.375% 5/15/44	695,000	824,196
3.375% 11/15/48	1,140,000	1,378,819
3.625% 8/15/43	2,625,000	3,226,031
3.625% 2/15/44	3,725,000	4,587,081
3.750% 11/15/43	4,035,000	5,055,822
U.S. Treasury Inflation Index 0.250% 7/15/29	5,500,753	5,554,132
U.S. Treasury Note 1.625% 8/15/29	3,751,000	3,657,326
1.750% 11/15/29	1,295,000	1,276,472
2.875% 5/15/49	3,320,000	3,669,409
		115,017,816

TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,335,007)		115,017,816

TOTAL BONDS & NOTES (Cost $115,920,718)		126,555,978

TOTAL LONG-TERM INVESTMENTS (Cost $115,920,718)		126,555,978

Number of Shares
SHORT-TERM INVESTMENTS — 1.5%
Mutual Fund — 0.6%
T. Rowe Price Government Reserve Investment Fund	729,448	729,448

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/19, 0.800%, due 1/02/20 (d)	$1,134,905	1,134,905

TOTAL SHORT-TERM INVESTMENTS (Cost $1,864,353)		1,864,353

TOTAL INVESTMENTS — 101.1% (Cost $117,785,071) (e)		128,420,331

Other Assets/(Liabilities) — (1.1)%		(1,375,031)

NET ASSETS — 100.0%		$127,045,300

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

235

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2019, was $2,296,457 or 1.81% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The fund received $2,356,099 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(d)	Maturity value of $1,134,955. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 10/15/21, and an aggregate market value, including accrued interest, of $1,162,029.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/20/20	359	$57,269,424	$(1,299,080)
U.S. Treasury Note 2 Year	3/31/20	40	8,613,200	6,800
U.S. Treasury Note 5 Year	3/31/20	71	8,449,568	(28,302)
				$(1,320,582)
Short
U.S. Treasury Note 10 Year	3/20/20	72	$(9,301,139)	$54,764
U.S. Treasury Ultra 10 Year	3/20/20	242	(34,456,099)	405,943
U.S. Treasury Ultra Bond	3/20/20	56	(10,443,420)	270,670
				$731,377

The accompanying notes are an integral part of the portfolio of investments.

236

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 41.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,071,188	$21,126,120
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	135,175	1,467,999
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	968,265	11,638,550
MM S&P 500 Index Fund, Class I (a)	1,934,565	35,402,547
		69,635,216
Fixed Income Funds — 58.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,815,674	28,888,811
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	607,177	5,889,617
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,707,094	48,012,359
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	271,938	2,955,968
State Street Institutional U.S. Government Money Market Fund	1,207,527	1,207,527
T. Rowe Price Dynamic Global Bond Fund, Class I	522,487	4,817,333
T. Rowe Price High Yield Fund, Inc. Class I	304,876	2,036,573
T. Rowe Price Institutional Floating Rate Fund	137,547	1,360,345
T. Rowe Price Institutional High Yield Fund	270,357	2,403,477
		97,572,010

TOTAL MUTUAL FUNDS (Cost $164,351,284)		167,207,226

TOTAL LONG-TERM INVESTMENTS (Cost $164,351,284)		167,207,226

TOTAL INVESTMENTS — 100.0% (Cost $164,351,284) (b)		167,207,226

Other Assets/(Liabilities) — (0.0)%		(15,889)

NET ASSETS — 100.0%		$167,191,337

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

237

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 37.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	322,927	$3,293,852
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	21,215	230,398
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	150,591	1,810,100
MM S&P 500 Index Fund, Class I (a)	303,311	5,550,583
		10,884,933
Fixed Income Funds — 62.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	742,631	7,619,394
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	162,751	1,578,689
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	518,355	5,287,224
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	67,892	737,984
State Street Institutional U.S. Government Money Market Fund	273,323	273,323
T. Rowe Price Dynamic Global Bond Fund, Class I	139,514	1,286,316
T. Rowe Price High Yield Fund, Inc. Class I	89,426	597,365
T. Rowe Price Institutional Floating Rate Fund	36,922	365,155
T. Rowe Price Institutional High Yield Fund	66,780	593,672
		18,339,122

TOTAL MUTUAL FUNDS (Cost $28,115,924)		29,224,055

TOTAL LONG-TERM INVESTMENTS (Cost $28,115,924)		29,224,055

TOTAL INVESTMENTS — 100.0% (Cost $28,115,924) (b)		29,224,055

Other Assets/(Liabilities) — 0.0%		7,252

NET ASSETS — 100.0%		$29,231,307

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

238

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 42.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,772,437	$18,078,856
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	114,256	1,240,815
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	825,924	9,927,611
MM S&P 500 Index Fund, Class I (a)	1,682,784	30,794,949
		60,042,231
Fixed Income Funds — 57.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,303,889	33,897,900
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	695,344	6,744,835
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,216,763	22,610,979
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	333,851	3,628,962
State Street Institutional U.S. Government Money Market Fund	1,084,733	1,084,733
T. Rowe Price Dynamic Global Bond Fund, Class I	618,911	5,706,363
T. Rowe Price High Yield Fund, Inc. Class I	356,731	2,382,962
T. Rowe Price Institutional Floating Rate Fund	164,621	1,628,099
T. Rowe Price Institutional High Yield Fund	309,470	2,751,184
		80,436,017

TOTAL MUTUAL FUNDS (Cost $137,047,523)		140,478,248

TOTAL LONG-TERM INVESTMENTS (Cost $137,047,523)		140,478,248

TOTAL INVESTMENTS — 100.0% (Cost $137,047,523) (b)		140,478,248

Other Assets/(Liabilities) — (0.0)%		(32,713)

NET ASSETS — 100.0%		$140,445,535

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

239

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 48.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,041,258	$20,820,836
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	703,169	8,487,252
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	134,595	1,461,698
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	959,094	11,528,313
MM S&P 500 Index Fund, Class I (a)	1,418,134	25,951,849
		68,249,948
Fixed Income Funds — 51.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,052,502	31,318,675
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	621,878	6,032,217
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,811,857	18,480,941
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	343,839	3,737,534
State Street Institutional U.S. Government Money Market Fund	787,436	787,436
T. Rowe Price Dynamic Global Bond Fund, Class I	573,379	5,286,558
T. Rowe Price High Yield Fund, Inc. Class I	342,856	2,290,278
T. Rowe Price Institutional Floating Rate Fund	150,501	1,488,459
T. Rowe Price Institutional High Yield Fund	263,089	2,338,859
		71,760,957

TOTAL MUTUAL FUNDS (Cost $134,835,541)		140,010,905

TOTAL LONG-TERM INVESTMENTS (Cost $134,835,541)		140,010,905

TOTAL INVESTMENTS — 100.0% (Cost $134,835,541) (b)		140,010,905

Other Assets/(Liabilities) — (0.0)%		(17,210)

NET ASSETS — 100.0%		$139,993,695

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

240

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 58.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,715,475	$129,697,840
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,482,280	78,241,119
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	852,111	9,253,929
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,942,567	71,429,658
MM S&P 500 Index Fund, Class I (a)	7,415,446	135,702,668
		424,325,214
Fixed Income Funds — 41.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	13,924,294	142,863,254
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,774,698	26,914,572
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,946,310	60,652,360
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,779,214	19,340,060
State Street Institutional U.S. Government Money Market Fund	3,890,841	3,890,841
T. Rowe Price Dynamic Global Bond Fund, Class I	2,595,689	23,932,253
T. Rowe Price High Yield Fund, Inc. Class I	1,447,680	9,670,505
T. Rowe Price Institutional Floating Rate Fund	662,669	6,553,794
T. Rowe Price Institutional High Yield Fund	1,194,053	10,615,128
		304,432,767

TOTAL MUTUAL FUNDS (Cost $698,278,154)		728,757,981

TOTAL LONG-TERM INVESTMENTS (Cost $698,278,154)		728,757,981

TOTAL INVESTMENTS — 100.0% (Cost $698,278,154) (b)		728,757,981

Other Assets/(Liabilities) — (0.0)%		(256,140)

NET ASSETS — 100.0%		$728,501,841

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

241

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 67.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,337,887	$115,646,450
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,439,814	101,868,555
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	747,669	8,119,681
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,269,815	63,343,180
MM S&P 500 Index Fund, Class I (a)	4,857,507	88,892,382
		377,870,248
Fixed Income Funds — 33.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	9,218,631	94,583,154
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,706,841	16,556,358
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,477,309	25,268,555
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,394,514	15,158,370
State Street Institutional U.S. Government Money Market Fund	2,107,950	2,107,950
T. Rowe Price Dynamic Global Bond Fund, Class I	1,716,421	15,825,404
T. Rowe Price High Yield Fund, Inc. Class I	989,442	6,609,476
T. Rowe Price Institutional Floating Rate Fund	415,804	4,112,302
T. Rowe Price Institutional High Yield Fund	631,078	5,610,282
		185,831,851

TOTAL MUTUAL FUNDS (Cost $534,673,973)		563,702,099

TOTAL LONG-TERM INVESTMENTS (Cost $534,673,973)		563,702,099

TOTAL INVESTMENTS — 100.0% (Cost $534,673,973) (b)		563,702,099

Other Assets/(Liabilities) — (0.0)%		(166,262)

NET ASSETS — 100.0%		$563,535,837

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

242

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 74.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	27,734,098	$282,887,798
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	25,343,153	305,891,853
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,830,257	19,876,589
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,784,197	153,666,046
MM S&P 500 Index Fund, Class I (a)	8,719,165	159,560,728
		921,883,014
Fixed Income Funds — 25.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	16,382,776	168,087,286
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,831,845	27,468,896
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,535,661	25,863,743
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	2,834,687	30,813,044
State Street Institutional U.S. Government Money Market Fund	4,195,101	4,195,101
T. Rowe Price Dynamic Global Bond Fund, Class I	3,068,600	28,292,494
T. Rowe Price High Yield Fund, Inc. Class I	1,534,666	10,251,570
T. Rowe Price Institutional Floating Rate Fund	689,352	6,817,696
T. Rowe Price Institutional High Yield Fund	1,154,003	10,259,085
		312,048,915

TOTAL MUTUAL FUNDS (Cost $1,160,718,819)		1,233,931,929

TOTAL LONG-TERM INVESTMENTS (Cost $1,160,718,819)		1,233,931,929

TOTAL INVESTMENTS — 100.0% (Cost $1,160,718,819) (b)		1,233,931,929

Other Assets/(Liabilities) — (0.0)%		(442,889)

NET ASSETS — 100.0%		$1,233,489,040

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

243

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 81.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,441,871	$126,907,082
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	12,791,084	154,388,389
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	821,625	8,922,851
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,799,249	69,706,978
MM S&P 500 Index Fund, Class I (a)	2,929,953	53,618,137
		413,543,437
Fixed Income Funds — 18.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,553,303	56,976,888
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	872,348	8,461,777
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,087,480	11,820,912
State Street Institutional U.S. Government Money Market Fund	1,043,731	1,043,731
T. Rowe Price Dynamic Global Bond Fund, Class I	1,042,612	9,612,882
T. Rowe Price High Yield Fund, Inc. Class I	478,475	3,196,212
T. Rowe Price Institutional Floating Rate Fund	212,726	2,103,863
T. Rowe Price Institutional High Yield Fund	339,936	3,022,030
		96,238,295

TOTAL MUTUAL FUNDS (Cost $475,706,105)		509,781,732

TOTAL LONG-TERM INVESTMENTS (Cost $475,706,105)		509,781,732

TOTAL INVESTMENTS — 100.0% (Cost $475,706,105) (b)		509,781,732

Other Assets/(Liabilities) — (0.0)%		(140,930)

NET ASSETS — 100.0%		$509,640,802

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

244

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 86.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	24,324,436	$248,109,248
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	27,316,869	329,714,612
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,602,372	17,401,763
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	11,298,742	135,810,880
MM S&P 500 Index Fund, Class I (a)	4,230,529	77,418,679
		808,455,182
Fixed Income Funds — 13.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	7,322,178	75,125,546
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	996,189	9,663,029
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,796,704	19,530,172
State Street Institutional U.S. Government Money Market Fund	2,293,406	2,293,406
T. Rowe Price Dynamic Global Bond Fund, Class I	1,397,029	12,880,609
T. Rowe Price High Yield Fund, Inc. Class I	510,522	3,410,285
T. Rowe Price Institutional Floating Rate Fund	228,062	2,255,537
T. Rowe Price Institutional High Yield Fund	357,265	3,176,083
		128,334,667

TOTAL MUTUAL FUNDS (Cost $868,259,463)		936,789,849

TOTAL LONG-TERM INVESTMENTS (Cost $868,259,463)		936,789,849

TOTAL INVESTMENTS — 100.0% (Cost $868,259,463) (b)		936,789,849

Other Assets/(Liabilities) — (0.0)%		(326,251)

NET ASSETS — 100.0%		$936,463,598

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

245

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 90.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	9,975,416	$101,749,240
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	11,699,056	141,207,610
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	648,220	7,039,672
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,621,878	55,554,974
MM S&P 500 Index Fund, Class I (a)	1,396,128	25,549,143
		331,100,639
Fixed Income Funds — 9.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,033,208	20,860,717
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	241,467	2,342,226
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	564,800	6,139,380
State Street Institutional U.S. Government Money Market Fund	578,558	578,558
T. Rowe Price Dynamic Global Bond Fund, Class I	384,174	3,542,088
T. Rowe Price High Yield Fund, Inc. Class I	123,154	822,672
T. Rowe Price Institutional Floating Rate Fund	49,299	487,568
T. Rowe Price Institutional High Yield Fund	84,988	755,544
		35,528,753

TOTAL MUTUAL FUNDS (Cost $337,614,301)		366,629,392

TOTAL LONG-TERM INVESTMENTS (Cost $337,614,301)		366,629,392

TOTAL INVESTMENTS — 100.0% (Cost $337,614,301) (b)		366,629,392

Other Assets/(Liabilities) — (0.0)%		(106,548)

NET ASSETS — 100.0%		$366,522,844

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

246

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 90.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	15,309,952	$156,161,510
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	17,965,750	216,846,608
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	994,061	10,795,504
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	7,089,305	85,213,442
MM S&P 500 Index Fund, Class I (a)	2,156,017	39,455,115
		508,472,179
Fixed Income Funds — 9.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,065,900	31,456,133
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	350,350	3,398,393
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	865,800	9,411,244
State Street Institutional U.S. Government Money Market Fund	1,129,711	1,129,711
T. Rowe Price Dynamic Global Bond Fund, Class I	595,094	5,486,766
T. Rowe Price High Yield Fund, Inc. Class I	181,519	1,212,544
T. Rowe Price Institutional Floating Rate Fund	90,695	896,978
T. Rowe Price Institutional High Yield Fund	129,402	1,150,387
		54,142,156

TOTAL MUTUAL FUNDS (Cost $518,579,647)		562,614,335

TOTAL LONG-TERM INVESTMENTS (Cost $518,579,647)		562,614,335

TOTAL INVESTMENTS — 100.0% (Cost $518,579,647) (b)		562,614,335

Other Assets/(Liabilities) — (0.0)%		(179,628)

NET ASSETS — 100.0%		$562,434,707

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

247

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 90.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,121,129	$52,235,512
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	5,945,337	71,760,215
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	330,857	3,593,106
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,361,132	28,380,809
MM S&P 500 Index Fund, Class I (a)	706,932	12,936,860
		168,906,502
Fixed Income Funds — 9.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,016,271	10,426,945
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	123,166	1,194,710
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	288,288	3,133,689
State Street Institutional U.S. Government Money Market Fund	359,981	359,981
T. Rowe Price Dynamic Global Bond Fund, Class I	197,432	1,820,321
T. Rowe Price High Yield Fund, Inc. Class I	61,841	413,100
T. Rowe Price Institutional Floating Rate Fund	30,271	299,376
T. Rowe Price Institutional High Yield Fund	41,488	368,826
		18,016,948

TOTAL MUTUAL FUNDS (Cost $172,233,026)		186,923,450

TOTAL LONG-TERM INVESTMENTS (Cost $172,233,026)		186,923,450

TOTAL INVESTMENTS — 100.0% (Cost $172,233,026) (b)		186,923,450

Other Assets/(Liabilities) — (0.0)%		(43,153)

NET ASSETS — 100.0%		$186,880,297

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

248

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments

December 31, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 90.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,072,576	$10,940,271
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,254,351	15,140,020
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	70,148	761,810
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	497,621	5,981,403
MM S&P 500 Index Fund, Class I (a)	149,858	2,742,393
		35,565,897
Fixed Income Funds — 9.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	212,154	2,176,701
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	26,141	253,571
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	61,004	663,111
State Street Institutional U.S. Government Money Market Fund	94,847	94,847
T. Rowe Price Dynamic Global Bond Fund, Class I	41,059	378,563
T. Rowe Price High Yield Fund, Inc. Class I	14,561	97,267
T. Rowe Price Institutional Floating Rate Fund	6,793	67,180
T. Rowe Price Institutional High Yield Fund	7,733	68,750
		3,799,990

TOTAL MUTUAL FUNDS (Cost $36,438,448)		39,365,887

TOTAL LONG-TERM INVESTMENTS (Cost $36,438,448)		39,365,887

TOTAL INVESTMENTS — 100.0% (Cost $36,438,448) (b)		39,365,887

Other Assets/(Liabilities) — 0.0%		1,596

NET ASSETS — 100.0%		$39,367,483

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

249

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“MM Select BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

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MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund (the “MM RetireSMART Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM RetireSMART Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM RetireSMART Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

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Notes to Portfolio of Investments (Unaudited) (Continued)

Basis of Consolidation

The accompanying portfolio of investments for the MM Select BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the MM Select BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the MM Select BlackRock Global Allocation Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the MM Select BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The MM Select BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2019, the MM Select BlackRock Global Allocation Fund’s net assets were approximately $600,238,062, of which approximately $9,399,203 or approximately 1.57%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

252

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.
253

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2019. The MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of December 31, 2019. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

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Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2019, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$-	$7,729,524	$-	$7,729,524
Corporate Debt	-	193,245,907	-	193,245,907
Municipal Obligations	-	13,003,134	-	13,003,134
Non-U.S. Government Agency Obligations	-	128,970,905	-	128,970,905
Sovereign Debt Obligations	-	1,321,359	-	1,321,359
U.S. Government Agency Obligations and Instrumentalities	-	292,342,051	-	292,342,051
U.S. Treasury Obligations	-	188,277,424	-	188,277,424
Mutual Funds	8,244,190	-	-	8,244,190
Short-Term Investments	-	31,235,745	-	31,235,745
Total Investments	$8,244,190	$856,126,049	$-	$864,370,239

Asset Derivatives
Forward Contracts	$-	$175,236	$-	$175,236
Futures Contracts	86,953	-	-	86,953
Swap Agreements	-	869,167	-	869,167
Total	$86,953	$1,044,403	$-	$1,131,356

Liability Derivatives
Futures Contracts	$(315,333)	$-	$-	$(315,333)
Swap Agreements	-	(868,487)	-	(868,487)
Total	$(315,333)	$(868,487)	$-	$(1,183,820)

Strategic Bond Fund
Asset Investments
Bank Loans	$-	$32,952,922	$-	$32,952,922
Corporate Debt	-	206,292,980	-	206,292,980
Municipal Obligations	-	188,906	-	188,906
Non-U.S. Government Agency Obligations	-	75,797,913	-	75,797,913
Sovereign Debt Obligations	-	55,507,324	-	55,507,324
U.S. Government Agency Obligations and Instrumentalities	-	258,154,861	-	258,154,861
U.S. Treasury Obligations	-	73,207,424	-	73,207,424
Purchased Options	50,188	-	-	50,188
Mutual Funds	336,775	-	-	336,775
Short-Term Investments	-	18,873,506	-	18,873,506
Total Investments	$386,963	$720,975,836	$-	$721,362,799

Asset Derivatives
Forward Contracts	$-	$1,757,253	$-	$1,757,253
Futures Contracts	1,789,384	-	-	1,789,384
Swap Agreements	-	6,959,646	-	6,959,646
Total	$1,789,384	$8,716,899	$-	$10,506,283
255

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Strategic Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(494,074)	$-		$(494,074)
Futures Contracts	(3,831,147)	-	-		(3,831,147)
Swap Agreements	-	(154,164)	-		(154,164)
Written Options	(5,934)	(7,556)	-		(13,490)
Total	$(3,837,081)	$(655,794)	$-		$(4,492,875)

MM Select BlackRock Global Allocation Fund
Asset Investments
Common Stock*
Argentina	$13,131	$-	$-		$13,131
Australia	-	347,925	422,417	**	770,342
Austria	-	301,837	-		301,837
Belgium	-	441,348	-		441,348
Bermuda	446,314	598,325	-		1,044,639
Brazil	2,507,609	827,063	-		3,334,672
Canada	3,509,945	-	-		3,509,945
Cayman Islands	4,676,935	5,101,624	-		9,778,559
Chile	109,722	-	-		109,722
China	-	3,597,666	-		3,597,666
Czech Republic	-	176,091	-		176,091
Denmark	-	250,287	-		250,287
Finland	-	14,684	-		14,684
France	-	13,080,239	-		13,080,239
Germany	-	9,476,351	-		9,476,351
Hong Kong	-	3,466,183	-		3,466,183
India	-	5,951,136	-		5,951,136
Indonesia	-	286,843	-		286,843
Ireland	861,959	-	-		861,959
Italy	-	7,932,280	-		7,932,280
Japan	-	23,457,961	-		23,457,961
Liberia	1,079,295	-	-		1,079,295
Malaysia	-	75,436	-		75,436
Mexico	24,301	-	-		24,301
Netherlands	1,002,209	9,878,098	-		10,880,307
Poland	-	1,809	-		1,809
Portugal	-	180,116	-		180,116
Republic of Korea	-	1,858,654	-		1,858,654
Singapore	-	3,044,433	-		3,044,433
South Africa	-	78,836	-		78,836
Spain	-	2,565,585	-		2,565,585
Sweden	-	102,771	-		102,771
Switzerland	1,614,038	6,279,376	-		7,893,414
Taiwan	-	6,846,103	-		6,846,103
Thailand	962,312	87,571	-		1,049,883
Turkey	-	16,222	-		16,222
United Kingdom	713,145	10,042,982	-		10,756,127
United States	217,488,019	144,615	2,227	**	217,634,861
Preferred Stock*
Brazil	-	319,787	-		319,787
Germany	-	1,730,506	-		1,730,506
256

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MM Select BlackRock Global Allocation Fund (Continued)
Asset Investments (Continued)
Preferred Stock* (Continued)
United States	$1,251,070	$-	$2,485,531	**	$3,736,601
Bank Loans	-	2,562,895	-		2,562,895
Corporate Debt	-	25,227,612	2,286,107	**	27,513,719
Non-U.S. Government Agency Obligations	-	483,198	-		483,198
Sovereign Debt Obligations	-	34,104,822	-		34,104,822
U.S. Government Agency Obligations and Instrumentalities	-	18,992,678	-		18,992,678
U.S. Treasury Obligations	-	63,649,984	-		63,649,984
Mutual Funds	12,571,710	-	-		12,571,710
Purchased Options	858,100	1,335,629	-		2,193,729
Rights	1,105	-	-		1,105
Short-Term Investments	-	95,304,143	-		95,304,143
Total Investments	$249,690,919	$360,221,704	$5,196,282		$615,108,905

Liability Investments
Equities Sold Short	$(914,980)	$(337,418)	$-		$(1,252,398)

Asset Derivatives
Forward Contracts	$-	$1,811,428	$-		$1,811,428
Futures Contracts	64,533	-	-		64,533
Swap Agreements	-	422,985	-		422,985
Total	$64,533	$2,234,413	$-		$2,298,946

Liability Derivatives
Forward Contracts	$-	$(889,829)	$-		$(889,829)
Futures Contracts	(68,016)	-	-		(68,016)
Swap Agreements	-	(884,448)	-		(884,448)
Written Options	(98,042)	(1,028,089)	-		(1,126,131)
Total	$(166,058)	$(2,802,366)	$-		$(2,968,424)

Diversified Value Fund
Asset Investments
Common Stock	$364,202,356	$6,665,014 *	$-		$370,867,370
Preferred Stock	5,499,739	-	-		5,499,739
Mutual Funds	5,735,572	-	-		5,735,572
Short-Term Investments	104	5,247,710	-		5,247,814
Total Investments	$375,437,771	$11,912,724	$-		$387,350,495

S&P 500 Index Fund
Asset Investments
Common Stock	$3,526,688,856	$-	$-		$3,526,688,856
Mutual Funds	2,973,691	-	-		2,973,691
Short-Term Investments	-	15,220,497	-		15,220,497
Total Investments	$3,529,662,547	$15,220,497	$-		$3,544,883,044

Asset Derivatives
Futures Contracts	$253,212	$-	$-		$253,212
257

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Equity Opportunities Fund
Asset Investments
Common Stock	$616,107,915	$27,283,634	*	$-		$643,391,549
Preferred Stock	7,848,605	-		-		7,848,605
Short-Term Investments	1,048	12,679,162		-		12,680,210
Total Investments	$623,957,568	$39,962,796		$-		$663,920,364

Fundamental Growth Fund
Asset Investments
Common Stock	$146,280,792	$796,117	*	$-		$147,076,909
Short-Term Investments	-	1,996,281		-		1,996,281
Total Investments	$146,280,792	$2,792,398		$-		$149,073,190

Blue Chip Growth Fund
Asset Investments
Common Stock	$3,273,021,038	$125,079,449	*	$3,849,120	**	$3,401,949,607
Mutual Funds	2,690,436	-		-		2,690,436
Short-Term Investments	1,070	9,663,229		-		9,664,299
Total Investments	$3,275,712,544	$134,742,678		$3,849,120		$3,414,304,342

Mid-Cap Value Fund
Asset Investments
Common Stock	$93,117,011	$7,424,648	*	$-		$100,541,659
Mutual Funds	3,284,160	-		-		3,284,160
Short-Term Investments	-	1,945,164		-		1,945,164
Total Investments	$96,401,171	$9,369,812		$-		$105,770,983

Asset Derivatives
Forward Contracts	$-	$908		$-		$908

Liability Derivatives
Forward Contracts	$-	$(77,316)		$-		$(77,316)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$91,907,713	$2,109,846	*	$-	+**	$94,017,559
Mutual Funds	346,374	-		-		346,374
Short-Term Investments	-	2,928,313		-		2,928,313
Total Investments	$92,254,087	$5,038,159		$-		$97,292,246

Small Company Value Fund
Asset Investments
Common Stock	$204,589,236	$-		$-	+**	$204,589,236
Mutual Funds	1,173,074	-		-		1,173,074
Short-Term Investments	-	2,639,923		-		2,639,923
Total Investments	$205,762,310	$2,639,923		$-		$208,402,233
258

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$472,320,389	$-		$-		$472,320,389
Mutual Funds	8,151,599	-		-		8,151,599
Short-Term Investments	-	3,890,716		-		3,890,716
Total Investments	$480,471,988	$3,890,716		$-		$484,362,704

Asset Derivatives
Futures Contracts	$58,161	$-		$-		$58,161

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$311,403,986	$-		$-	+**	$311,403,986
Warrants	-	-		-	+**	-
Rights	-	-		12,469	**	12,469
Mutual Funds	15,034,121	-		-		15,034,121
Short-Term Investments	-	1,938,939		-		1,938,939
Total Investments	$326,438,107	$1,938,939		$12,469		$328,389,515

Asset Derivatives
Futures Contracts	$4,479	$-		$-		$4,479

Mid Cap Growth Fund
Asset Investments
Common Stock	$8,789,496,140	$-		$8,267,526	**	$8,797,763,666
Preferred Stock	-	-		20,475,747	**	20,475,747
Mutual Funds	75,899,317	-		-		75,899,317
Short-Term Investments	153,084,508	169,281,174		-		322,365,682
Total Investments	$9,018,479,965	$169,281,174		$28,743,273		$9,216,504,412

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$544,824,998	$964,111	*	$16,480	**	$545,805,589
Preferred Stock	-	-		1,291,358	**	1,291,358
Mutual Funds	22,300,888	-		-		22,300,888
Short-Term Investments	-	14,137,464		-		14,137,464
Total Investments	$567,125,886	$15,101,575		$1,307,838		$583,535,299

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$15,893,946		$-		$15,893,946
Austria	-	533,032		-		533,032
Belgium	-	2,355,251		-		2,355,251
Bermuda	-	627,850		-		627,850
Cayman Islands	178,937	1,376,750		-		1,555,687
Denmark	-	4,376,904		-		4,376,904
Finland	-	2,684,535		-		2,684,535
France	204,308	24,924,583		-		25,128,891
Germany	75,135	18,968,633		-		19,043,768
259

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Hong Kong	$-	$6,099,000	$-	$6,099,000
Ireland	-	1,673,171	-	1,673,171
Israel	556,860	786,545	-	1,343,405
Italy	-	4,548,754	-	4,548,754
Japan	-	57,806,988	-	57,806,988
Luxembourg	-	678,818	-	678,818
Netherlands	1,118,485	10,799,998	-	11,918,483
New Zealand	-	663,469	-	663,469
Norway	-	1,467,698	-	1,467,698
Papua New Guinea	-	117,076	-	117,076
Portugal	-	365,612	-	365,612
Singapore	-	3,075,413	-	3,075,413
Spain	-	6,759,913	-	6,759,913
Sweden	-	5,872,481	-	5,872,481
Switzerland	-	22,302,524	-	22,302,524
United Kingdom	191,716	38,802,945	-	38,994,661
Preferred Stock*
Germany	-	1,276,249	-	1,276,249
Italy	-	60,606	-	60,606
Mutual Funds	1,330,042	-	-	1,330,042
Rights	10,834	-	-	10,834
Short-Term Investments	-	275,482	-	275,482
Total Investments	$3,666,317	$235,174,226	$-	$238,840,543

Asset Derivatives
Forward Contracts	$-	$18,508	$-	$18,508
Futures Contracts	14,176	-	-	14,176
Total	$14,176	$18,508	$-	$32,684

Liability Derivatives
Forward Contracts	$-	$(15,272)	$-	$(15,272)
Futures Contracts	(9,708)	-	-	(9,708)
Total	$(9,708)	$(15,272)	$-	$(24,980)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$5,903,498	$-	$5,903,498
Belgium	-	6,477,407	-	6,477,407
Brazil	2,217,307	-	-	2,217,307
Canada	19,104,983	-	-	19,104,983
Cayman Islands	6,364,708	-	-	6,364,708
Denmark	-	10,652,160	-	10,652,160
Finland	-	1,906,160	-	1,906,160
France	-	95,061,972	-	95,061,972
Germany	-	85,209,891	-	85,209,891
Hong Kong	-	11,437,039	-	11,437,039
India	-	11,661,486	-	11,661,486
Indonesia	-	2,026,662	-	2,026,662
260

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Ireland	$11,946,143	$4,189,700	$-	$16,135,843
Israel	4,345,194	-	-	4,345,194
Italy	-	17,240,174	-	17,240,174
Japan	-	68,345,116	-	68,345,116
Mexico	2,498,490	-	-	2,498,490
Netherlands	-	33,705,351	-	33,705,351
Portugal	-	2,079,247	-	2,079,247
Republic of Korea	-	8,062,328	-	8,062,328
Singapore	-	4,562,453	-	4,562,453
South Africa	-	5,111,959	-	5,111,959
Spain	-	9,025,178	-	9,025,178
Sweden	-	18,858,127	-	18,858,127
Switzerland	-	79,656,372	-	79,656,372
Taiwan	7,179,359	642,319	-	7,821,678
United Kingdom	4,347,417	109,176,433	-	113,523,850
United States	4,028,567	-	-	4,028,567
Preferred Stock*
Germany	-	1,251,292	-	1,251,292
Mutual Funds	2,149,155	-	-	2,149,155
Short-Term Investments	-	11,487,404	-	11,487,404
Total Investments	$64,181,323	$603,729,728	$-	$667,911,051

Liability Derivatives
Forward Contracts	$-	$(31,032)	$-	$(31,032)

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$30,899,506	$-	$30,899,506
Austria	-	8,096,670	-	8,096,670
Belgium	-	10,640,125	-	10,640,125
Bermuda	7,621,233	3,585,059	-	11,206,292
Brazil	2,975,243	12,564,775	-	15,540,018
British Virgin Islands	-	954,542	-	954,542
Canada	36,774,658	-	-	36,774,658
Cayman Islands	42,558,420	35,091,857	-	77,650,277
Chile	2,511,400	-	-	2,511,400
China	-	33,841,498	-	33,841,498
Colombia	706,364	-	-	706,364
Czech Republic	-	949,382	-	949,382
Denmark	765,160	5,143,979	-	5,909,139
Finland	-	9,460,286	-	9,460,286
France	391,069	92,129,322	-	92,520,391
Germany	-	74,886,759	-	74,886,759
Hong Kong	-	22,233,759	-	22,233,759
Hungary	-	3,660,483	-	3,660,483
India	19,719,284	4,681,105	-	24,400,389
Indonesia	-	13,797,128	-	13,797,128
Ireland	-	6,038,487	-	6,038,487
261

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Italy	$-	$12,390,189	$-		$12,390,189
Japan	858,689	206,529,542	-		207,388,231
Luxembourg	2,435,471	1,188,748	-		3,624,219
Mexico	2,895,010	-	-		2,895,010
Netherlands	14,728,532	52,715,153	-		67,443,685
Norway	-	9,045,795	-		9,045,795
Philippines	-	5,653,996	-		5,653,996
Poland	-	1,878,700	-		1,878,700
Portugal	-	12,573,978	-		12,573,978
Republic of Korea	1,679,320	52,799,268	-		54,478,588
Russia	-	9,525,798	-		9,525,798
Saudi Arabia	-	4,128,146	-		4,128,146
Singapore	-	9,365,571	-		9,365,571
South Africa	-	19,892,229	-		19,892,229
Spain	-	9,702,147	-		9,702,147
Sweden	-	19,386,885	-		19,386,885
Switzerland	-	86,362,001	-		86,362,001
Taiwan	6,115,316	36,303,054	-		42,418,370
Thailand	6,645,353	-	-		6,645,353
Turkey	-	701,873	-		701,873
United Arab Emirates	-	5,257,613	-		5,257,613
United Kingdom	29,587,075	123,745,045	-		153,332,120
United States	17,699,862	1,585,338	-		19,285,200
Preferred Stock*
Brazil	-	11,148,178	-		11,148,178
Germany	-	569,046	-		569,046
Italy	-	922,662	-		922,662
Republic of Korea	-	2,283,781	-		2,283,781
United States	-	-	550,376	**	550,376
Mutual Funds	1,684,718	-	-		1,684,718
Short-Term Investments	30,422,638	1,000,000	-		31,422,638
Total Investments	$228,774,815	$1,065,309,458	$550,376		$1,294,634,649

Asset Derivatives
Forward Contracts	$-	$4,326	$-		$4,326

Liability Derivatives
Written Option	$-	$(20,622)	$-		$(20,622)
262

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

Equity Asset Fund
Asset Investments
Common Stock	$481,980,871	$23,822	*	$1,797	**	$482,006,490
Mutual Funds	116,748	-		-		116,748
Warrants	-	124	*	-	+**	124
Rights	-	-		4,066	**	4,066
Short-Term Investments	-	12,263,527		-		12,263,527
Total Investments	$482,097,619	$12,287,473		$5,863		$494,390,955

Asset Derivatives
Futures Contracts	$6,804	$-		$-		$6,804

MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans (Less Unfunded Loan Commitments)	$-	$19,523,791		$-		$19,523,791
Corporate Debt	-	225,630,507		-		225,630,507
Non-U.S. Government Agency Obligations	-	119,569,241		-		119,569,241
Sovereign Debt Obligations	-	118,770,251		-		118,770,251
U.S. Government Agency Obligations and Instrumentalities	-	103,591,594		-		103,591,594
U.S. Treasury Obligations	-	87,220,266		-		87,220,266
Purchased Options	-	17,906		-		17,906
Mutual Funds	728,801	-		-		728,801
Short-Term Investments	27,592,019	6,120,169		-		33,712,188
Unfunded Loan Commitments	-	(3	)***	-		(3)
Total Investments	$28,320,820	$680,443,722		$-		$708,764,542

Asset Derivatives
Forward Contracts	$-	$874,171		$-		$874,171
Futures Contracts	874,987	-		-		874,987
Swap Agreements	-	2,259,556		-		2,259,556
Total	$874,987	$3,133,727		$-		$4,008,714

Liability Derivatives
Forward Contracts	$-	$(2,174,644)		$-		$(2,174,644)
Futures Contracts	(804,459)	-		-		(804,459)
Swap Agreements	-	(161,728)		-		(161,728)
Written Options	-	(24,639)		-		(24,639)
Total	$(804,459)	$(2,361,011)		$-		$(3,165,470)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$-	$47,087,590		$-		$47,087,590
Sovereign Debt Obligations	-	66,542,749		-		66,542,749
U.S. Treasury Obligations	-	129,935		-		129,935
Mutual Funds	772,035	-		-		772,035
Short-Term Investments	247,225	1,662,090		-		1,909,315
Total Investments	$1,019,260	$115,422,364		$-		$116,441,624

Asset Derivatives
Forward Contracts	$-	$23,249		$-		$23,249
Total	$-	$23,249		$-		$23,249

Liability Derivatives
Forward Contracts	$-	$(179,615)		$-		$(179,615)
Futures Contracts	(70,057)	-		-		(70,057)
Total	$(70,057)	$(179,615)		$-		$(249,672)
263

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$1,385,178,730	$23,454,445 *	$1,638,876	**	$1,410,272,051
Preferred Stock	7,924,926	-	4,888,104	**	12,813,030
Mutual Funds	2,520,686	-	-		2,520,686
Short-Term Investments	11,063,548	1,049,381	-		12,112,929
Total Investments	$1,406,687,890	$24,503,826	$6,526,980		$1,437,718,696

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$-	$32,742,630	$-		$32,742,630
Non-U.S. Government Agency Obligations	-	18,594,179	-		18,594,179
U.S. Government Agency Obligations and Instrumentalities	-	4,021,118	-		4,021,118
U.S. Treasury Obligations	-	150,094,930	-		150,094,930
Mutual Funds	93,005	-	-		93,005
Short-Term Investments	106	1,143,910	-		1,144,016
Total Investments	$93,111	$206,596,767	$-		$206,689,878

Asset Derivatives
Futures Contracts	$217,012	$-	$-		$217,012
Swap Agreements	-	321,743	-		321,743
Total	$217,012	$321,743	$-		$538,755

Liability Derivatives
Futures Contracts	$(3,979)	$-	$-		$(3,979)
Swap Agreements	-	(142,861)	-		(142,861)
Total	$(3,979)	$(142,861)	$-		$(146,840)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$-	$7,628,209	$-		$7,628,209
Austria	-	287,032	-		287,032
Belgium	-	133,240	-		133,240
Bermuda	-	276,229	-		276,229
Brazil	-	1,202,584	-		1,202,584
Canada	8,019,738	-	-		8,019,738
Cayman Islands	-	297,076	-		297,076
Finland	-	548,975	-		548,975
France	-	1,738,337	-		1,738,337
Germany	-	727,016	-		727,016
Hong Kong	-	860,458	-		860,458
Ireland	762,395	-	-		762,395
Japan	8,835	2,948,508	-		2,957,343
Luxembourg	65,330	905,727	-		971,057
Mexico	433,845	-	-		433,845
Netherlands	610,558	533,810	-		1,144,368
Norway	-	818,420	-		818,420
Peru	201,887	-	-		201,887
Portugal	-	325,710	-		325,710
Republic of Korea	-	513,836	-		513,836
Russia	-	607,695	-		607,695
264

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Singapore	$-	$393,194		$-		$393,194
South Africa	66,857	1,942,752		-		2,009,609
Spain	-	286,644		-		286,644
Sweden	-	1,793,763		-		1,793,763
Switzerland	-	434,607		-		434,607
United Kingdom	-	7,547,205		-		7,547,205
United States	40,880,246	-		-		40,880,246
Preferred Stock*
Brazil	-	235,749		-		235,749
United States	237,407	-		-		237,407
Mutual Funds	3,428,269	-		-		3,428,269
Purchased Options	32,230	52,373		-		84,603
Short-Term Investments	2,708,371	1,333,432		-		4,041,803
Total Investments	$57,455,968	$34,372,581		$-		$91,828,549

Asset Derivatives
Futures Contracts	$14,186	$-		$-		$14,186

Liability Derivatives
Futures Contracts	$(11,760)	$-		$-		$(11,760)
Forward Contracts	-	(4,952)		-		(4,952)
Total	$(11,760)	$(4,952)		$-		$(16,712)

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$662,293,709	$14,460,459	*	$1,184,243	**	$677,938,411
Preferred Stock	-	1,400,522	*	4,527,204	**	5,927,726
Bank Loans	-	70,224		-		70,224
Warrants	-	-		5,341	**	5,341
Mutual Funds	11,066,122	-		-		11,066,122
Short-Term Investments	23,625,795	1,490,895		-		25,116,690
Total Investments	$696,985,626	$17,422,100		$5,716,788		$720,124,514

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$-	$11,538,162		$-		$11,538,162
U.S. Treasury Obligations	-	115,017,816		-		115,017,816
Short-Term Investments	729,448	1,134,905		-		1,864,353
Total Investments	$729,448	$127,690,883		$-		$128,420,331

Asset Derivatives
Futures Contracts	$738,177	$-		$-		$738,177

Liability Derivatives
Futures Contracts	$(1,327,382)	$-		$-		$(1,327,382)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2019 is not presented.
***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of December 31, 2019.
265

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds, with the exception of the Small Cap Growth Fund and MM Select T. Rowe Price Small and Mid Cap Blend Fund, had no Level 3 transfers during the period ended December 31, 2019. The Small Cap Growth Fund and MM Select T. Rowe Price Small and Mid Cap Blend Fund had Level 3 transfers during the period ended December 31, 2019; however, none of the transfers individually or collectively had a material impact on the Small Cap Growth Fund or MM Select T. Rowe Price Small and Mid Cap Blend Fund Fund.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At December 31, 2019, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$175,236	$-	$175,236
Futures Contracts	-	-	-	86,953	86,953
Swap Agreements	-	-	-	869,167	869,167
Total Value	$-	$-	$175,236	$956,120	$1,131,356

Liability Derivatives
Futures Contracts	$-	$-	$-	$(315,333)	$(315,333)
Swap Agreements	-	-	-	(868,487)	(868,487)
Total Value	$-	$-	$-	$(1,183,820)	$(1,183,820)

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$50,188	$50,188
Forward Contracts	-	-	1,757,253	-	1,757,253
Futures Contracts	-	-	-	1,789,384	1,789,384
Swap Agreements	1,172,325	-	-	5,787,321	6,959,646
Total Value	$1,172,325	$-	$1,757,253	$7,626,893	$10,556,471

Liability Derivatives
Forward Contracts	$-	$-	$(494,074)	$-	$(494,074)
Futures Contracts	-	-	-	(3,831,147)	(3,831,147)
Swap Agreements	-	-	-	(154,164)	(154,164)
Written Options	-	-	-	(13,490)	(13,490)
Total Value	$-	$-	$(494,074)	$(3,998,801)	$(4,492,875)

MM Select BlackRock Global Allocation Fund
Asset Derivatives
Purchased Options	$-	$1,791,304	$252,900	$149,525	$2,193,729
Forward Contracts	-	-	1,811,428	-	1,811,428
Futures Contracts	-	61,299	-	3,234	64,533
Swap Agreements	163,170	80,119	-	179,696	422,985
Total Value	$163,170	$1,932,722	$2,064,328	$332,455	$4,492,675
266

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select BlackRock Global Allocation Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(889,829)	$-	$(889,829)
Futures Contracts	-	(9,663)	-	(58,353)	(68,016)
Swap Agreements	(683,706)	(71,442)	-	(129,300)	(884,448)
Written Options	-	(1,023,487)	(68,859)	(33,785)	(1,126,131)
Total Value	$(683,706)	$(1,104,592)	$(958,688)	$(221,438)	$(2,968,424)

S&P 500 Index Fund
Asset Derivatives
Futures Contracts	$-	$253,212	$-	$-	$253,212

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$908	$-	$908

Liability Derivatives
Forward Contracts	$-	$-	$(77,316)	$-	$(77,316)

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$58,161	$-	$-	$58,161

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$4,479	$-	$-	$4,479

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$18,508	$-	$18,508
Futures Contracts	-	14,176	-	-	14,176
Total Value	$-	$14,176	$18,508	$-	$32,684

Liability Derivatives
Forward Contracts	$-	$-	$(15,272)	$-	$(15,272)
Futures Contracts	-	(9,708)	-	-	(9,708)
Total Value	$-	$(9,708)	$(15,272)	$-	$(24,980)

Overseas Fund
Liability Derivatives
Forward Contracts	$-	$-	$(31,032)	$-	$(31,032)

MM Select T. Rowe Price International Equity Fund
Asset Derivatives
Forward Contracts	$-	$-	$4,326	$-	$4,326

Liability Derivatives
Written Options	$-	$(20,622)	$-	$-	$(20,622)
267

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Futures Contracts	$-	$6,804	$-	$-	$6,804

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options	$17,906	$-	$-	$-	$17,906
Forward Contracts	-	-	874,171	-	874,171
Futures Contracts	-	-	-	874,987	874,987
Swap Agreements	2,231,794	5,878	-	21,884	2,259,556
Total Value	$2,249,700	$5,878	$874,171	$896,871	$4,026,620

Liability Derivatives
Forward Contracts	$-	$-	$(2,174,644)	$-	$(2,174,644)
Futures Contracts	-	-	-	(804,459)	(804,459)
Swap Agreements	(68,660)	-	-	(93,068)	(161,728)
Written Options	(24,639)	-	-	-	(24,639)
Total Value	$(93,299)	$-	$(2,174,644)	$(897,527)	$(3,165,470)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$23,249	$-	$23,249

Liability Derivatives
Forward Contracts	$-	$-	$(179,615)	$-	$(179,615)
Futures Contracts	-	-	-	(70,057)	(70,057)
Total Value	$-	$-	$(179,615)	$(70,057)	$(249,672)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$217,012	$217,012
Swap Agreements	-	-	-	321,743	321,743
Total Value	$-	$-	$-	$538,755	$538,755

Liability Derivatives
Futures Contracts	$-	$-	$-	$(3,979)	$(3,979)
Swap Agreements	-	-	-	(142,861)	(142,861)
Total Value	$-	$-	$-	$(146,840)	$(146,840)

MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Purchased Options	$-	$84,403	$200	$-	$84,603
Futures Contracts	-	14,186	-	-	14,186
Total Value	$-	$98,589	$200	$-	$98,789

Liability Derivatives
Forward Contracts	$-	$-	$(4,952)	$-	$(4,952)
Futures Contracts	-	(11,760)	-	-	(11,760)
Total Value	$-	$(11,760)	$(4,952)	$-	$(16,712)
268

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$738,177	$738,177

Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,327,382)	$(1,327,382)

At December 31, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	1,235	$13,023,972	$99,585,000	-	$-	-	$-
Strategic Bond Fund	4,442	99,144,476	547,199,200	146	-	277	5,120,000
MM Select BlackRock Global Allocation Fund	675	101,024,529	68,070,416	42,331,171	145,962,841	18,992,808	81,443,525
MM S&P 500 Index Fund	116	-	-	-	-	-	-
Mid-Cap Value Fund	-	8,245,038	-	-	-	-	-
S&P Mid Cap Index Fund	25	-	-	-	-	-	-
Russell 2000 Small Cap Index Fund	27	-	-	-	-	-	-
MSCI EAFE International Index Fund	47	6,554,045	-	-	-	-	-
Overseas Fund	-	1,947,531	-	-	-	-	-
MM Select T. Rowe Price International Equity Fund	-	1,715,717	-	-	-	104	-
Equity Asset Fund	14	-	-	-	-	-	-
MM Select T. Rowe Price Bond Asset Fund	2,005	171,921,616	105,717,266	-	7,500,000	-	15,000,000
MM Select T. Rowe Price Emerging Markets Bond Fund	73	7,038,828	-	-	-	-	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	416	-	70,391,000	-	-	-	-
MM Select T. Rowe Price Real Assets Fund	17	1,464,975	-	800,018	-	-	-
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	840	-	-	-	-	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, at December 31, 2019.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

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Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

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Notes to Portfolio of Investments (Unaudited) (Continued)

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). A Fund may also enter into contracts for difference, which are similar to total return swaps.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

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Notes to Portfolio of Investments (Unaudited) (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

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Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

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Notes to Portfolio of Investments (Unaudited) (Continued)

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

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Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The MM Select T. Rowe Price Bond Asset Fund entered into certain loan agreements which are unfunded. The MM Select T. Rowe Price Bond Asset Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the MM Select T. Rowe Price Bond Asset Fund’s Portfolio of Investments. At December 31, 2019, the MM Select T. Rowe Price Bond Asset Fund had sufficient cash and/or securities to cover these commitments.

275

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Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

276

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

277

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

In addition, the MM RetireSMART Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the MM Select BlackRock Global Allocation Fund and MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the MSCI EAFE International Index Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the MM Select BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the MM Select BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

278

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$846,643,093	$21,360,094	$(3,632,948)	$17,727,146
Strategic Bond Fund	696,780,559	31,782,712	(7,200,472)	24,582,240
MM Select BlackRock Global Allocation Fund	561,615,855	64,780,372	(11,287,322)	53,493,050
Diversified Value Fund	345,315,220	50,322,490	(8,287,215)	42,035,275
Fundamental Value Fund	613,738,306	95,687,641	(9,545,776)	86,141,865
S&P 500 Index Fund	1,951,553,641	1,667,579,457	(74,250,054)	1,593,329,403
Equity Opportunities Fund	545,582,925	124,566,659	(6,229,220)	118,337,439
Fundamental Growth Fund	125,838,690	23,275,931	(41,431)	23,234,500
Blue Chip Growth Fund	2,210,085,524	1,223,101,471	(18,882,653)	1,204,218,818
Growth Opportunities Fund	352,518,176	152,093,479	(3,881,416)	148,212,063
Mid-Cap Value Fund	94,247,241	12,471,774	(948,032)	11,523,742
Small Cap Value Equity Fund	84,222,561	16,500,054	(3,430,369)	13,069,685
Small Company Value Fund	192,228,781	20,346,475	(4,173,023)	16,173,452
S&P Mid Cap Index Fund	416,145,182	98,009,305	(29,791,783)	68,217,522
Russell 2000 Small Cap Index Fund	290,103,368	73,231,484	(34,945,337)	38,286,147
Mid Cap Growth Fund	7,289,074,037	2,085,151,324	(157,720,949)	1,927,430,375
Small Cap Growth Equity Fund	492,213,007	102,153,816	(10,831,524)	91,322,292
MSCI EAFE International Index Fund	210,421,879	42,900,462	(14,481,798)	28,418,664
Overseas Fund	603,080,609	98,998,884	(34,168,442)	64,830,442
MM Select T. Rowe Price International Equity Fund	1,204,315,155	142,480,937	(52,161,443)	90,319,494
MM RetireSMART Conservative Fund	217,661,104	6,964,332	(1,444,336)	5,519,996
MM RetireSMART Moderate Fund	245,915,105	6,140,691	(3,419,641)	2,721,050
MM RetireSMART Moderate Growth Fund	216,269,583	6,642,162	(3,209,157)	3,433,005
MM RetireSMART Growth Fund	135,743,490	2,495,462	(3,435,917)	(940,455)
MM RetireSMART by JPMorgan In Retirement Fund	199,289,126	5,623,407	(1,435,300)	4,188,107
MM RetireSMART by JPMorgan 2020 Fund	382,459,512	11,887,634	(2,755,896)	9,131,738
MM RetireSMART by JPMorgan 2025 Fund	285,576,486	8,925,520	(2,496,330)	6,429,190
MM RetireSMART by JPMorgan 2030 Fund	511,614,038	13,302,356	(7,169,827)	6,132,529
MM RetireSMART by JPMorgan 2035 Fund	225,380,747	5,101,708	(3,582,456)	1,519,252
MM RetireSMART by JPMorgan 2040 Fund	347,342,197	7,519,384	(8,856,879)	(1,337,495)
MM RetireSMART by JPMorgan 2045 Fund	143,537,597	3,367,162	(2,753,970)	613,192
MM RetireSMART by JPMorgan 2050 Fund	208,148,982	4,295,527	(4,837,873)	(542,346)
MM RetireSMART by JPMorgan 2055 Fund	61,821,286	2,028,044	(808,545)	1,219,499
MM RetireSMART by JPMorgan 2060 Fund	14,820,664	591,571	(161,985)	429,586
Equity Asset Fund	418,706,907	82,033,650	(6,349,602)	75,684,048
MM Select T. Rowe Price Bond Asset Fund	690,596,398	22,046,482	(3,878,338)	18,168,144
MM Select T. Rowe Price Emerging Markets Bond Fund	116,427,588	5,817,384	(5,803,348)	14,036
MM Select T. Rowe Price Large Cap Blend Fund	1,248,185,139	196,737,194	(7,203,637)	189,533,557
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	204,466,516	2,583,773	(360,411)	2,223,362
MM Select T. Rowe Price Real Assets Fund	85,450,418	10,073,415	(3,695,284)	6,378,131
279

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	$640,464,896	$103,333,471	$(23,673,853)	$79,659,618
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	117,785,071	10,845,990	(210,730)	10,635,260
MM Select T. Rowe Price Retirement Balanced Fund	164,351,284	3,217,238	(361,296)	2,855,942
MM Select T. Rowe Price Retirement 2005 Fund	28,115,924	1,139,985	(31,854)	1,108,131
MM Select T. Rowe Price Retirement 2010 Fund	137,047,523	3,687,643	(256,918)	3,430,725
MM Select T. Rowe Price Retirement 2015 Fund	134,835,541	5,343,529	(168,165)	5,175,364
MM Select T. Rowe Price Retirement 2020 Fund	698,278,154	31,657,395	(1,177,568)	30,479,827
MM Select T. Rowe Price Retirement 2025 Fund	534,673,973	29,627,090	(598,964)	29,028,126
MM Select T. Rowe Price Retirement 2030 Fund	1,160,718,819	74,564,664	(1,351,554)	73,213,110
MM Select T. Rowe Price Retirement 2035 Fund	475,706,105	34,437,384	(361,757)	34,075,627
MM Select T. Rowe Price Retirement 2040 Fund	868,259,463	69,090,903	(560,517)	68,530,386
MM Select T. Rowe Price Retirement 2045 Fund	337,614,301	29,154,147	(139,056)	29,015,091
MM Select T. Rowe Price Retirement 2050 Fund	518,579,647	44,269,500	(234,812)	44,034,688
MM Select T. Rowe Price Retirement 2055 Fund	172,233,026	14,756,339	(65,915)	14,690,424
MM Select T. Rowe Price Retirement 2060 Fund	36,438,448	2,938,876	(11,437)	2,927,439

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2019, was as follows:

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund
Barings Global Floating Rate Fund, Class Y*	$1,920,054	$60,100	$-	$4,800	$-	$1,984,954	213,436	$24,112	$6,018
MassMutual Premier Core Bond Fund, Class I	39,623,464	3,036,838	(3,779,712)	(1,222,273)	90,219	37,748,536	3,434,808	1,261,348	-
MassMutual Premier High Yield Fund, Class I	2,911,409	283,845	(85,306)	(122,094)	(603)	2,987,251	338,691	178,978	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	8,557,578	538,354	(234,682)	(138,953)	8,418	8,730,715	837,077	180,216	-
MassMutual Premier International Equity Fund, Class I	1,804,835	147,780	(327,779)	151,404	(8,250)	1,767,990	136,419	17,128	48,440
MassMutual Premier Short-Duration Bond Fund, Class I	29,033,110	1,729,235	(727,994)	(739,924)	11,052	29,305,479	2,915,968	976,954	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,148,262	170,012	(116,993)	38,371	(250)	1,239,402	92,355	6,540	89,740
MassMutual Select Blue Chip Growth Fund, Class I	2,803,622	300,529	(164,363)	98,967	1,545	3,040,300	129,264	11,487	154,109
MassMutual Select Diversified Value Fund, Class I	2,886,926	270,406	(209,957)	47,816	(19,130)	2,976,061	257,445	66,558	137,560
MassMutual Select Equity Opportunities Fund, Class I	2,080,705	236,968	(66,774)	(74,585)	4,645	2,180,959	123,288	32,495	151,863
MassMutual Select Fundamental Growth Fund, Class I	1,540,624	295,453	(81,044)	(108,535)	(9,835)	1,636,663	222,071	3,911	252,195
MassMutual Select Fundamental Value Fund, Class I	2,603,154	665,751	(225,174)	(335,636)	(21,396)	2,686,699	304,960	56,673	486,472
MassMutual Select Growth Opportunities Fund, Class I	1,006,943	345,873	(31,393)	(221,778)	(8,982)	1,090,663	139,293	5,870	305,499
MassMutual Select Mid Cap Growth Fund, Class I	1,493,536	125,223	(52,843)	24,486	(756)	1,589,646	67,102	745	79,978
280

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class I	$1,531,351	$65,505	$(104,245)	$83,482	$(7,094)	$1,568,999	120,322	$27,291	$-
MassMutual Select Overseas Fund, Class I	3,676,398	387,459	(265,115)	233,030	(22,447)	4,009,325	454,572	83,225	66,183
MassMutual Select Small Cap Growth Equity Fund, Class I	536,142	81,041	(27,735)	(5,757)	(5,368)	578,323	38,710	4,804	57,876
MassMutual Select Small Cap Value Equity Fund, Class I	1,100,902	132,692	(95,345)	54,571	(53,039)	1,139,781	102,406	2,463	98,022
MassMutual Select Strategic Bond Fund, Class I	30,291,336	2,972,070	(1,400,678)	(989,239)	53,478	30,926,967	2,887,672	866,967	414,084
MassMutual Select Total Return Bond Fund, Class I	32,560,013	5,318,563	(1,546,990)	(1,031,319)	75,251	35,375,518	3,530,491	1,046,820	-
MM Select Equity Asset Fund, Class I	12,911,126	1,368,422	(1,131,657)	1,015,236	(499,919)	13,663,208	1,666,245	178,321	580,473
	$182,021,490	$18,532,119	$(10,675,779)	$(3,237,930)	$(412,461)	$186,227,439		$5,032,906	$2,928,512
MM RetireSMART Moderate Fund
Barings Global Floating Rate Fund, Class Y*	$1,670,324	$25,651	$(34,786)	$4,850	$(1,540)	$1,664,499	178,978	$20,605	$5,046
MassMutual Premier Core Bond Fund, Class I	21,568,682	1,082,657	(2,647,585)	(751,944)	164,459	19,416,269	1,766,721	657,469	-
MassMutual Premier High Yield Fund, Class I	2,476,411	219,994	(212,613)	(98,562)	(1,252)	2,383,978	270,292	145,244	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	4,888,833	285,580	(403,222)	(83,740)	12,715	4,700,166	450,639	98,871	-
MassMutual Premier International Equity Fund, Class I	6,057,293	208,697	(1,238,248)	499,339	(46,108)	5,480,973	422,915	54,517	154,180
MassMutual Premier Short-Duration Bond Fund, Class I	16,369,039	969,164	(1,339,946)	(408,420)	12,822	15,602,659	1,552,503	530,084	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	3,840,937	480,381	(547,526)	58,781	60,973	3,893,546	290,130	20,930	287,195
MassMutual Select Blue Chip Growth Fund, Class I	9,246,862	845,259	(916,252)	140,959	172,083	9,488,911	403,440	36,352	487,705
MassMutual Select Diversified Value Fund, Class I	9,472,092	643,276	(972,879)	240,454	(154,436)	9,228,507	798,314	209,757	433,520
MassMutual Select Equity Opportunities Fund, Class I	6,846,462	710,377	(549,231)	(251,951)	25,059	6,780,716	383,308	102,885	480,817
MassMutual Select Fundamental Growth Fund, Class I	5,084,112	811,499	(426,460)	(394,227)	17,615	5,092,539	690,982	12,391	799,108
MassMutual Select Fundamental Value Fund, Class I	8,608,314	1,916,849	(976,968)	(987,771)	(152,430)	8,407,994	954,369	179,894	1,544,177
MassMutual Select Growth Opportunities Fund, Class I	3,354,084	1,085,651	(294,333)	(700,249)	(33,091)	3,412,062	435,768	18,662	971,329
MassMutual Select Mid Cap Growth Fund, Class I	5,026,322	352,721	(417,441)	85,173	(11,312)	5,035,463	212,556	2,404	257,992
MassMutual Select Mid-Cap Value Fund, Class I	5,153,644	88,211	(506,157)	315,841	(72,553)	4,978,986	381,824	88,211	-
MassMutual Select Overseas Fund, Class I	12,380,491	1,428,151	(1,773,981)	868,087	(204,799)	12,697,949	1,439,677	269,216	214,088
MassMutual Select Small Cap Growth Equity Fund, Class I	2,110,938	246,440	(181,199)	(51,695)	10,010	2,134,494	142,871	18,056	217,515
MassMutual Select Small Cap Value Equity Fund, Class I	4,369,938	381,555	(498,998)	254,819	(249,429)	4,257,885	382,559	9,353	372,202
MassMutual Select Strategic Bond Fund, Class I	16,504,260	1,517,298	(1,615,998)	(620,019)	134,910	15,920,451	1,486,503	452,877	216,305
MassMutual Select Total Return Bond Fund, Class I	17,744,803	2,740,641	(1,779,838)	(612,288)	114,746	18,208,064	1,817,172	546,818	-
MM Select Equity Asset Fund, Class I	42,892,922	3,382,216	(4,933,958)	3,519,136	(1,899,299)	42,961,017	5,239,148	568,564	1,850,799
	$205,666,763	$19,422,268	$(22,267,619)	$1,026,573	$(2,100,857)	$201,747,128		$4,043,160	$8,291,978
281

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Growth Fund
Barings Global Floating Rate Fund, Class Y*	$1,322,010	$52,395	$-	$3,461	$-	$1,377,866	148,158	$16,669	$4,177
MassMutual Premier Core Bond Fund, Class I	10,148,255	1,294,730	(1,400,363)	(337,804)	43,396	9,748,214	887,008	331,354	-
MassMutual Premier High Yield Fund, Class I	1,964,256	376,699	(236,282)	(89,994)	5,423	2,020,102	229,036	123,293	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,487,022	397,753	(296,408)	(47,986)	9,632	2,550,013	244,488	53,739	-
MassMutual Premier International Equity Fund, Class I	6,948,583	1,266,173	(2,682,652)	597,827	(100,909)	6,029,022	465,202	60,011	169,721
MassMutual Premier Short-Duration Bond Fund, Class I	8,184,488	1,283,121	(881,727)	(208,215)	(4,794)	8,372,873	833,122	283,121	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,254,005	680,758	(1,033,577)	40,753	131,522	5,073,461	378,052	27,375	375,623
MassMutual Select Blue Chip Growth Fund, Class I	10,270,191	768,438	(1,409,007)	(10,559)	359,875	9,978,938	424,275	38,351	514,524
MassMutual Select Diversified Value Fund, Class I	10,553,869	681,287	(1,534,311)	403,865	(286,717)	9,817,993	849,307	222,151	459,136
MassMutual Select Equity Opportunities Fund , Class I	7,627,632	617,280	(806,181)	(215,615)	(20,177)	7,202,939	407,176	108,803	508,477
MassMutual Select Fundamental Growth Fund, Class I	5,646,603	873,046	(737,274)	(371,839)	(16,798)	5,393,738	731,851	13,145	847,727
MassMutual Select Fundamental Value Fund, Class I	9,531,186	1,973,266	(1,485,609)	(940,401)	(245,824)	8,832,618	1,002,567	189,600	1,627,487
MassMutual Select Growth Opportunities Fund, Class I	3,742,788	1,116,440	(437,716)	(713,885)	(65,518)	3,642,109	465,148	19,952	1,038,434
MassMutual Select Mid Cap Growth Fund, Class I	5,804,049	299,916	(638,094)	102,551	(13,943)	5,554,479	234,465	2,650	284,457
MassMutual Select Mid-Cap Value Fund, Class I	5,952,960	97,262	(824,618)	332,922	(55,015)	5,503,511	422,048	97,263	-
MassMutual Select Overseas Fund, Class I	14,143,166	1,702,611	(2,785,881)	885,743	(128,743)	13,816,896	1,566,541	293,824	233,658
MassMutual Select Small Cap Growth Equity Fund, Class I	2,805,331	304,974	(359,816)	12,931	(59,557)	2,703,863	180,981	22,908	275,965
MassMutual Select Small Cap Value Equity Fund, Class I	5,766,657	478,304	(940,175)	491,305	(467,191)	5,328,900	478,787	11,724	466,580
MassMutual Select Strategic Bond Fund, Class I	7,748,845	1,552,647	(1,085,510)	(334,589)	93,182	7,974,575	744,591	227,589	108,702
MassMutual Select Total Return Bond Fund, Class I	8,350,261	2,420,190	(1,390,358)	(340,894)	96,351	9,135,550	911,732	275,260	-
MM Select Equity Asset Fund, Class I	47,622,719	4,607,140	(8,909,279)	5,519,584	(3,744,455)	45,095,709	5,499,477	598,737	1,949,021
	$181,874,876	$22,844,430	$(29,874,838)	$4,779,161	$(4,470,260)	$175,153,369		$3,017,519	$8,863,689
MM RetireSMART Growth Fund
Barings Global Floating Rate Fund, Class Y*	$579,152	$151,650	$-	$3,329	$-	$734,131	78,939	$8,082	$2,226
MassMutual Premier Core Bond Fund, Class I	827,329	309,775	(55,355)	(34,906)	3,239	1,050,082	95,549	35,120	-
MassMutual Premier High Yield Fund, Class I	870,755	316,280	(41,409)	(45,802)	440	1,100,264	124,747	65,983	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	359,426	122,381	(18,006)	(7,453)	518	456,866	43,803	9,438	-
MassMutual Premier International Equity Fund, Class I	4,471,451	669,863	(914,696)	383,170	(29,271)	4,580,517	353,435	44,481	125,798
MassMutual Premier Short-Duration Bond Fund, Class I	1,062,896	381,354	(57,570)	(35,061)	(85)	1,351,534	134,481	45,294	-
282

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART Growth Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	$3,357,492	$807,511	$(390,333)	$92,211	$10,795	$3,877,676	288,948	$20,502	$281,325
MassMutual Select Blue Chip Growth Fund, Class I	6,518,078	1,147,750	(378,998)	115,954	113,773	7,516,557	319,582	28,493	382,263
MassMutual Select Diversified Value Fund, Class I	6,732,231	952,804	(488,958)	171,411	(117,916)	7,249,572	627,126	162,616	336,090
MassMutual Select Equity Opportunities Fund, Class I	4,858,103	840,892	(206,414)	(132,333)	(42,259)	5,317,989	300,621	79,640	372,182
MassMutual Select Fundamental Growth Fund, Class I	3,611,384	887,441	(182,658)	(301,299)	(156)	4,014,712	544,737	9,641	621,773
MassMutual Select Fundamental Value Fund, Class I	6,057,607	1,997,481	(488,277)	(784,216)	(122,907)	6,659,688	755,924	140,946	1,209,856
MassMutual Select Growth Opportunities Fund, Class I	2,388,082	1,026,744	(118,388)	(557,098)	(21,972)	2,717,368	347,046	14,642	762,071
MassMutual Select Mid Cap Growth Fund, Class I	3,711,403	525,652	(166,835)	52,118	3,700	4,126,038	174,168	1,944	208,639
MassMutual Select Mid-Cap Value Fund, Class I	3,805,616	325,952	(251,117)	229,161	(37,132)	4,072,480	312,307	71,200	-
MassMutual Select Overseas Fund, Class I	9,043,973	1,767,170	(746,947)	585,484	(72,557)	10,577,123	1,199,220	220,651	175,469
MassMutual Select Small Cap Growth Equity Fund, Class I	1,781,497	376,368	(88,554)	(27,694)	(17,462)	2,024,155	135,486	16,867	203,190
MassMutual Select Small Cap Value Equity Fund, Class I	3,669,959	615,633	(293,476)	145,000	(152,175)	3,984,941	358,036	8,638	343,772
MassMutual Select Strategic Bond Fund, Class I	634,781	295,068	(43,233)	(28,717)	2,458	860,357	80,332	24,200	11,559
MassMutual Select Total Return Bond Fund, Class I	681,319	377,376	(47,560)	(29,104)	2,464	984,495	98,253	29,232	-
MM Select Equity Asset Fund, Class I	30,198,888	5,125,071	(2,504,527)	2,343,477	(1,171,184)	33,991,725	4,145,332	445,095	1,448,880
	$95,221,422	$19,020,216	$(7,483,311)	$2,137,632	$(1,647,689)	$107,248,270		$1,482,705	$6,485,093
MM RetireSMART by JPMorgan In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	$5,095,239	$276,230	$(110,528)	$17,284	$(4,187)	$5,274,038	567,101	$65,117	$16,327
MassMutual Premier Core Bond Fund, Class I	44,430,683	5,209,742	(5,007,653)	(1,481,037)	129,107	43,280,842	3,938,202	1,508,112	-
MassMutual Premier High Yield Fund, Class I	15,387,506	1,786,870	(2,375,805)	(567,487)	(41,061)	14,190,023	1,608,846	885,383	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	15,447,465	1,361,814	(1,548,109)	(278,681)	43,149	15,025,638	1,440,617	323,790	-
MassMutual Premier International Equity Fund, Class I	2,965,695	564,445	(880,047)	260,152	(39,010)	2,871,235	221,546	29,215	82,626
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,995,732	1,749,211	(391,979)	(7,986)	7,721	3,352,699	249,829	18,553	254,575
MassMutual Select Blue Chip Growth Fund, Class I	3,357,849	470,382	(497,212)	120,195	6,746	3,457,960	147,022	13,615	182,652
MassMutual Select Diversified Value Fund, Class I	3,394,665	525,571	(514,562)	83,314	(47,165)	3,441,823	297,736	80,053	165,452
MassMutual Select Equity Opportunities Fund, Class I	2,491,630	374,373	(272,830)	(101,308)	19,576	2,511,441	141,970	38,993	182,232
MassMutual Select Fundamental Growth Fund, Class I	1,856,987	414,535	(247,602)	(111,817)	(28,029)	1,884,074	255,641	4,691	302,524
MassMutual Select Fundamental Value Fund, Class I	3,078,200	970,353	(469,654)	(341,745)	(93,834)	3,143,320	356,790	69,094	593,087
MassMutual Select Growth Opportunities Fund, Class I	1,221,007	476,904	(145,747)	(228,345)	(49,922)	1,273,897	162,694	7,128	370,966
MassMutual Select Mid Cap Growth Fund, Class I	1,397,837	187,461	(180,376)	27,389	(2,505)	1,429,806	60,355	698	74,958
283

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan In Retirement Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class I	$1,407,573	$140,571	$(199,082)	$84,179	$(11,078)	$1,422,163	109,062	$25,782	$-
MassMutual Select Overseas Fund, Class I	6,947,886	2,096,903	(1,577,090)	598,494	(161,125)	7,905,068	896,266	172,300	137,018
MassMutual Select Small Cap Growth Equity Fund, Class I	336,720	588,350	(65,445)	(62,502)	12,204	809,327	54,172	7,008	84,421
MassMutual Select Small Cap Value Equity Fund, Class I	454,832	782,149	(108,855)	(63,713)	15,245	1,079,658	97,004	2,427	96,608
MassMutual Select Strategic Bond Fund, Class I	14,953,395	1,953,259	(1,722,083)	(529,888)	62,570	14,717,253	1,374,160	430,644	205,685
MassMutual Select Total Return Bond Fund, Class I	14,952,351	1,847,532	(1,708,692)	(471,615)	56,696	14,676,272	1,464,698	453,372	-
MM Select Equity Asset Fund, Class I	15,449,348	2,056,131	(2,342,539)	1,703,866	(1,072,653)	15,794,153	1,926,116	214,765	699,107
	$156,622,600	$23,832,786	$(20,365,890)	$(1,351,251)	$(1,197,555)	$157,540,690		$4,350,740	$3,448,238
MM RetireSMART by JPMorgan 2020 Fund
Barings Global Floating Rate Fund, Class Y*	$7,507,267	$288,934	$(119,732)	$23,267	$(5,358)	$7,694,378	827,352	$94,305	$23,375
MassMutual Premier Core Bond Fund, Class I	82,823,586	8,963,763	(8,574,809)	(2,901,439)	384,332	80,695,433	7,342,624	2,804,363	-
MassMutual Premier High Yield Fund, Class I	27,474,575	2,342,108	(3,572,612)	(1,014,721)	(63,233)	25,166,117	2,853,301	1,566,374	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	22,541,975	1,361,083	(1,604,345)	(351,610)	8,432	21,955,535	2,105,037	471,951	-
MassMutual Premier International Equity Fund, Class I	6,512,446	946,707	(1,242,814)	549,052	(31,833)	6,733,558	519,565	68,316	193,208
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,059,555	3,342,008	(714,249)	(43,932)	82,141	7,725,523	575,672	42,625	584,874
MassMutual Select Blue Chip Growth Fund, Class I	7,650,161	1,007,724	(1,066,069)	154,095	128,769	7,874,680	334,808	30,917	414,785
MassMutual Select Diversified Value Fund, Class I	7,739,162	947,855	(914,712)	343,460	(269,396)	7,846,369	678,752	182,067	376,292
MassMutual Select Equity Opportunities Fund, Class I	5,667,327	665,581	(422,282)	(137,048)	(52,423)	5,721,155	323,412	88,621	414,157
MassMutual Select Fundamental Growth Fund, Class I	4,233,045	785,499	(407,619)	(324,152)	2,960	4,289,733	582,053	10,655	687,180
MassMutual Select Fundamental Value Fund, Class I	7,013,285	2,105,935	(979,660)	(841,397)	(150,312)	7,147,851	811,334	156,680	1,344,912
MassMutual Select Growth Opportunities Fund, Class I	2,783,062	990,569	(236,615)	(558,018)	(75,683)	2,903,315	370,794	16,173	841,727
MassMutual Select Mid Cap Growth Fund, Class I	3,205,322	309,262	(296,020)	41,923	11,834	3,272,321	138,131	1,594	171,149
MassMutual Select Mid-Cap Value Fund, Class I	3,227,604	207,531	(344,414)	205,523	(41,396)	3,254,848	249,605	58,868	-
MassMutual Select Overseas Fund, Class I	16,961,780	3,939,761	(3,390,265)	1,191,895	(176,768)	18,526,403	2,100,499	402,282	319,906
MassMutual Select Small Cap Growth Equity Fund, Class I	945,332	1,167,295	(136,360)	(90,279)	(12,599)	1,873,389	125,394	16,114	194,118
MassMutual Select Small Cap Value Equity Fund, Class I	1,272,273	1,538,446	(225,778)	(124,518)	31,769	2,492,192	223,917	5,578	221,987
MassMutual Select Strategic Bond Fund, Class I	27,874,900	3,378,205	(2,954,555)	(1,034,678)	167,198	27,431,070	2,561,258	800,002	382,100
MassMutual Select Total Return Bond Fund, Class I	27,872,918	3,182,677	(2,929,452)	(841,884)	70,565	27,354,824	2,730,022	842,224	-
MM Select Equity Asset Fund, Class I	35,188,262	4,391,826	(5,054,527)	3,609,470	(2,201,157)	35,933,874	4,382,180	487,262	1,586,149
	$303,553,837	$41,862,769	$(35,186,889)	$(2,144,991)	$(2,192,158)	$305,892,568		$8,146,971	$7,755,919
284

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund
Barings Global Floating Rate Fund, Class Y*	$1,723,985	$84,371	$(15,422)	$4,200	$450	$1,797,584	193,289	$21,800	$5,458
MassMutual Premier Core Bond Fund, Class I	53,280,466	6,967,018	(5,488,317)	(1,910,733)	262,511	53,110,945	4,832,661	1,839,679	-
MassMutual Premier High Yield Fund, Class I	16,282,776	1,824,574	(2,464,395)	(596,211)	(44,220)	15,002,524	1,700,966	931,440	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	5,172,360	470,850	(420,992)	(84,937)	4,767	5,142,048	493,006	110,259	-
MassMutual Premier International Equity Fund, Class I	6,790,410	987,565	(1,271,891)	575,321	(38,422)	7,042,983	543,440	71,253	201,515
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,696,363	2,911,303	(807,904)	(6,669)	99,381	7,892,474	588,113	43,419	595,775
MassMutual Select Blue Chip Growth Fund, Class I	7,556,711	1,081,697	(978,731)	67,685	212,812	7,940,174	337,592	31,116	417,468
MassMutual Select Diversified Value Fund, Class I	7,612,441	1,071,774	(867,663)	239,330	(170,563)	7,885,319	682,121	182,932	378,079
MassMutual Select Equity Opportunities Fund, Class I	5,587,349	814,850	(460,216)	(98,051)	(92,309)	5,751,623	325,134	89,071	416,259
MassMutual Select Fundamental Growth Fund, Class I	4,163,663	897,713	(418,514)	(332,642)	7,153	4,317,373	585,804	10,721	691,440
MassMutual Select Fundamental Value Fund, Class I	6,927,796	2,213,248	(921,230)	(807,298)	(198,576)	7,213,940	818,835	157,844	1,354,903
MassMutual Select Growth Opportunities Fund, Class I	2,737,431	1,074,656	(261,920)	(553,092)	(84,112)	2,912,963	372,026	16,255	846,043
MassMutual Select Mid Cap Growth Fund, Class I	3,190,387	402,872	(307,505)	29,557	24,670	3,339,981	140,987	1,627	174,641
MassMutual Select Mid-Cap Value Fund, Class I	3,212,984	286,517	(343,555)	212,405	(46,277)	3,322,074	254,760	60,068	-
MassMutual Select Overseas Fund, Class I	17,644,043	3,839,861	(3,074,668)	1,315,522	(267,055)	19,457,703	2,206,089	421,827	335,450
MassMutual Select Small Cap Growth Equity Fund, Class I	1,171,238	970,738	(163,149)	(46,896)	(38,943)	1,892,988	126,706	16,349	196,946
MassMutual Select Small Cap Value Equity Fund, Class I	1,569,946	1,292,361	(269,494)	(77,389)	8,510	2,523,934	226,769	5,659	225,214
MassMutual Select Strategic Bond Fund, Class I	17,951,685	2,596,012	(1,893,833)	(711,075)	139,523	18,082,312	1,688,358	526,666	251,548
MassMutual Select Total Return Bond Fund, Class I	17,950,485	2,465,548	(1,877,951)	(620,597)	114,117	18,031,602	1,799,561	554,465	-
MM Select Equity Asset Fund, Class I	34,732,147	4,729,365	(4,576,372)	3,389,598	(2,006,468)	36,268,270	4,422,960	490,888	1,597,945
	$220,954,666	$36,982,893	$(26,883,722)	$(11,972)	$(2,113,051)	$228,928,814		$5,583,338	$7,688,684
MM RetireSMART by JPMorgan 2030 Fund
MassMutual Premier Core Bond Fund, Class I	$74,729,760	$8,759,113	$(8,409,436)	$(2,686,699)	$412,697	$72,805,435	6,624,698	$2,538,997	$-
MassMutual Premier High Yield Fund, Class I	22,641,929	2,009,131	(4,162,734)	(784,562)	(65,820)	19,637,944	2,226,524	1,233,391	-
MassMutual Premier International Equity Fund, Class I	15,587,156	1,573,767	(2,920,948)	1,301,541	(110,386)	15,431,130	1,190,674	157,913	446,604
MassMutual Premier Strategic Emerging Markets Fund, Class I	13,447,282	5,169,956	(1,837,054)	160	267,787	17,048,131	1,270,353	95,083	1,304,700
MassMutual Select Blue Chip Growth Fund, Class I	16,729,165	2,000,127	(2,183,625)	(78,237)	685,157	17,152,587	729,277	67,568	906,515
MassMutual Select Diversified Value Fund, Class I	16,867,843	1,837,201	(1,911,583)	514,796	(366,440)	16,941,817	1,465,555	396,833	820,163
MassMutual Select Equity Opportunities Fund, Class I	12,379,896	1,441,737	(1,052,871)	(205,070)	(211,753)	12,351,939	698,244	193,135	902,588
285

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2030 Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class I	$9,225,932	$1,664,371	$(898,561)	$(746,586)	$41,174	$9,286,330	1,260,018	$23,235	$1,498,495
MassMutual Select Fundamental Value Fund, Class I	15,337,124	4,455,940	(2,026,915)	(1,628,621)	(554,368)	15,583,160	1,768,804	342,720	2,941,847
MassMutual Select Growth Opportunities Fund, Class I	6,065,808	2,169,129	(571,247)	(1,243,703)	(140,810)	6,279,177	801,938	35,305	1,837,499
MassMutual Select Mid Cap Growth Fund, Class I	7,111,044	658,583	(665,761)	(2,823)	119,779	7,220,822	304,805	3,545	380,428
MassMutual Select Mid-Cap Value Fund, Class I	7,161,450	366,895	(707,652)	427,636	(67,468)	7,180,861	550,680	130,830	-
MassMutual Select Overseas Fund, Class I	42,797,396	8,805,369	(7,790,135)	2,792,741	(273,793)	46,331,578	5,253,013	1,010,982	803,964
MassMutual Select Small Cap Growth Equity Fund, Class I	2,855,374	1,776,745	(384,612)	(132,611)	(33,029)	4,081,867	273,217	35,520	427,895
MassMutual Select Small Cap Value Equity Fund, Class I	3,841,699	2,380,038	(633,527)	213,330	(334,351)	5,467,189	491,212	12,351	491,551
MassMutual Select Strategic Bond Fund, Class I	25,174,427	3,382,785	(2,899,629)	(1,007,832)	217,414	24,867,165	2,321,864	728,447	347,923
MassMutual Select Total Return Bond Fund, Class I	25,172,799	3,202,875	(2,877,537)	(878,607)	178,263	24,797,793	2,474,830	766,896	-
MM Select Equity Asset Fund, Class I	76,888,363	8,678,630	(10,196,534)	7,364,725	(4,352,726)	78,382,458	9,558,836	1,066,399	3,471,357
	$394,014,447	$60,332,392	$(52,130,361)	$3,219,578	$(4,588,673)	$400,847,383		$8,839,150	$16,581,529
MM RetireSMART by JPMorgan 2035 Fund
MassMutual Premier Core Bond Fund, Class I	$21,634,798	$2,801,950	$(2,629,601)	$(792,107)	$127,660	$21,142,700	1,923,813	$741,955	$-
MassMutual Premier High Yield Fund, Class I	9,264,340	733,434	(2,671,226)	(273,860)	(29,492)	7,023,196	796,281	443,508	-
MassMutual Premier International Equity Fund, Class I	7,493,965	1,017,387	(1,545,100)	632,383	(51,097)	7,547,538	582,372	77,772	219,951
MassMutual Premier Strategic Emerging Markets Fund, Class I	6,122,550	3,412,701	(926,849)	3,135	70,222	8,681,759	646,927	48,638	667,393
MassMutual Select Blue Chip Growth Fund, Class I	8,547,889	1,183,331	(1,130,974)	(28,686)	340,138	8,911,698	378,899	35,243	472,837
MassMutual Select Diversified Value Fund, Class I	8,614,786	1,101,345	(968,293)	256,289	(186,632)	8,817,495	762,759	207,649	429,163
MassMutual Select Equity Opportunities Fund, Class I	6,317,271	874,618	(543,125)	(152,911)	(66,064)	6,429,789	363,470	101,076	472,362
MassMutual Select Fundamental Growth Fund, Class I	4,712,734	981,926	(477,502)	(374,007)	(611)	4,842,540	657,061	12,180	785,522
MassMutual Select Fundamental Value Fund, Class I	7,834,972	2,440,722	(1,030,146)	(827,750)	(318,442)	8,099,356	919,337	178,845	1,535,173
MassMutual Select Growth Opportunities Fund, Class I	3,087,930	1,217,249	(309,483)	(625,770)	(99,413)	3,270,513	417,690	18,446	960,033
MassMutual Select Mid Cap Growth Fund, Class I	3,559,790	386,802	(318,287)	17,904	39,510	3,685,719	155,581	1,819	195,194
MassMutual Select Mid-Cap Value Fund, Class I	3,585,527	275,124	(377,405)	228,913	(46,461)	3,665,698	281,112	67,138	-
MassMutual Select Overseas Fund, Class I	21,696,551	5,502,638	(4,778,371)	1,694,752	(416,111)	23,699,459	2,687,014	519,859	413,408
MassMutual Select Small Cap Growth Equity Fund, Class I	1,346,434	1,014,999	(182,720)	(48,215)	(44,950)	2,085,548	139,595	18,208	219,340
MassMutual Select Small Cap Value Equity Fund, Class I	1,801,465	1,365,212	(299,649)	74,423	(149,289)	2,792,162	250,868	6,328	251,858
MassMutual Select Strategic Bond Fund, Class I	7,272,546	1,014,455	(936,489)	(297,079)	70,702	7,124,135	665,185	209,534	100,079
MassMutual Select Total Return Bond Fund, Class I	7,272,081	927,862	(894,067)	(250,964)	49,698	7,104,610	709,043	220,612	-
MM Select Equity Asset Fund, Class I	39,322,579	5,165,824	(5,303,553)	3,872,737	(2,335,554)	40,722,033	4,966,102	556,200	1,810,550
	$169,488,208	$31,417,579	$(25,322,840)	$3,109,187	$(3,046,186)	$175,645,948		$3,465,010	$8,532,863
286

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2040 Fund
MassMutual Premier Core Bond Fund, Class I	$18,971,537	$2,453,349	$(2,216,133)	$(692,013)	$114,840	$18,631,580	1,695,321	$643,364	$-
MassMutual Premier High Yield Fund, Class I	11,690,926	761,487	(3,770,544)	(321,770)	(31,569)	8,328,530	944,278	517,939	-
MassMutual Premier International Equity Fund, Class I	12,724,881	1,589,191	(2,292,122)	1,063,417	(67,174)	13,018,193	1,004,490	131,564	372,086
MassMutual Premier Strategic Emerging Markets Fund, Class I	10,776,094	5,170,729	(1,303,447)	1,854	165,645	14,810,875	1,103,642	81,551	1,118,998
MassMutual Select Blue Chip Growth Fund, Class I	14,400,104	1,766,414	(1,625,604)	15,012	505,168	15,061,094	640,353	58,864	789,729
MassMutual Select Diversified Value Fund, Class I	14,510,134	1,578,350	(1,312,230)	365,905	(243,908)	14,898,251	1,288,776	345,721	714,525
MassMutual Select Equity Opportunities Fund, Class I	10,647,249	1,370,167	(781,423)	(210,855)	(154,159)	10,870,979	614,527	168,403	787,005
MassMutual Select Fundamental Growth Fund, Class I	7,939,093	1,540,002	(677,679)	(645,857)	25,479	8,181,038	1,110,046	20,282	1,308,026
MassMutual Select Fundamental Value Fund, Class I	13,195,425	3,862,707	(1,460,572)	(1,528,850)	(382,898)	13,685,812	1,553,441	298,637	2,563,450
MassMutual Select Growth Opportunities Fund, Class I	5,207,984	1,972,527	(455,382)	(1,111,084)	(96,724)	5,517,321	704,639	30,738	1,599,771
MassMutual Select Mid Cap Growth Fund , Class I	6,046,547	609,254	(464,087)	8,310	89,732	6,289,756	265,503	3,059	328,315
MassMutual Select Mid-Cap Value Fund, Class I	6,089,849	350,704	(503,839)	329,813	(22,173)	6,244,354	478,861	112,718	-
MassMutual Select Overseas Fund, Class I	39,219,449	8,253,880	(7,200,101)	2,684,906	(394,084)	42,564,050	4,825,856	920,443	731,964
MassMutual Select Small Cap Growth Equity Fund, Class I	2,405,199	1,567,623	(262,382)	(85,639)	(63,023)	3,561,778	238,406	30,764	370,606
MassMutual Select Small Cap Value Equity Fund, Class I	3,224,238	2,074,785	(448,876)	159,925	(270,243)	4,739,829	425,861	10,629	422,990
MassMutual Select Strategic Bond Fund, Class I	6,389,776	871,585	(784,123)	(260,279)	62,973	6,279,932	586,362	182,296	87,069
MassMutual Select Total Return Bond Fund, Class I	6,389,396	801,952	(753,613)	(222,818)	47,231	6,262,148	624,965	191,907	-
MM Select Equity Asset Fund, Class I	66,276,267	7,413,207	(7,466,325)	4,037,178	(1,459,234)	68,801,093	8,390,377	928,737	3,023,240
	$256,104,148	$44,007,913	$(33,778,482)	$3,587,155	$(2,174,121)	$267,746,613		$4,677,616	$14,217,774
MM RetireSMART by JPMorgan 2045 Fund
MassMutual Premier Core Bond Fund, Class I	$4,625,331	$637,649	$(685,722)	$(176,201)	$37,504	$4,438,561	403,873	$154,700	$-
MassMutual Premier High Yield Fund, Class I	4,229,008	272,004	(1,634,926)	(123,978)	6,594	2,748,702	311,644	172,409	-
MassMutual Premier International Equity Fund, Class I	6,224,073	672,223	(1,576,982)	531,945	(91,353)	5,759,906	444,437	59,073	167,067
MassMutual Premier Strategic Emerging Markets Fund, Class I	4,962,758	2,231,855	(740,060)	13,501	65,999	6,534,053	486,889	36,424	499,792
MassMutual Select Blue Chip Growth Fund, Class I	6,487,760	833,616	(906,509)	(48,783)	280,466	6,646,550	282,591	26,271	352,460
MassMutual Select Diversified Value Fund, Class I	6,528,010	777,965	(782,527)	200,145	(148,635)	6,574,958	568,768	154,548	319,417
MassMutual Select Equity Opportunities Fund, Class I	4,790,316	641,585	(469,877)	(137,468)	(26,220)	4,798,336	271,246	75,289	351,850
MassMutual Select Fundamental Growth Fund, Class I	3,571,715	713,609	(409,700)	(278,544)	(77)	3,597,003	488,060	9,068	584,807
MassMutual Select Fundamental Value Fund, Class I	5,945,063	1,778,664	(830,109)	(618,476)	(236,182)	6,038,960	685,467	133,275	1,144,011
MassMutual Select Growth Opportunities Fund, Class I	2,356,817	901,712	(292,836)	(460,530)	(78,557)	2,426,606	309,911	13,717	713,933
287

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2045 Fund (Continued)
MassMutual Select Mid Cap Growth Fund, Class I	$2,730,936	$295,055	$(303,166)	$4,897	$38,014	$2,765,736	116,747	$1,365	$146,514
MassMutual Select Mid-Cap Value Fund, Class I	2,745,106	166,544	(303,237)	163,641	(27,041)	2,745,013	210,507	50,390	-
MassMutual Select Overseas Fund, Class I	17,747,939	4,300,422	(3,802,403)	1,427,306	(379,347)	19,293,917	2,187,519	423,002	336,385
MassMutual Select Small Cap Growth Equity Fund, Class I	1,117,749	666,062	(150,522)	(27,662)	(36,352)	1,569,275	105,038	13,732	165,420
MassMutual Select Small Cap Value Equity Fund, Class I	1,498,775	892,410	(246,985)	103,893	(151,385)	2,096,708	188,383	4,763	189,557
MassMutual Select Strategic Bond Fund, Class I	1,550,646	228,308	(240,181)	(68,530)	21,094	1,491,337	139,247	43,790	20,915
MassMutual Select Total Return Bond Fund, Class I	1,550,551	210,457	(231,744)	(57,763)	15,627	1,487,128	148,416	46,100	-
MM Select Equity Asset Fund, Class I	29,843,937	3,571,314	(4,180,004)	2,992,673	(1,848,965)	30,378,955	3,704,751	414,704	1,349,951
	$108,506,490	$19,791,454	$(17,787,490)	$3,440,066	$(2,558,816)	$111,391,704		$1,832,620	$6,342,079
MM RetireSMART by JPMorgan 2050 Fund
MassMutual Premier Core Bond Fund, Class I	$6,513,785	$915,834	$(831,067)	$(243,158)	$46,334	$6,401,728	582,505	$220,060	$-
MassMutual Premier High Yield Fund, Class I	5,948,447	445,934	(2,267,274)	(173,363)	6,476	3,960,220	449,005	244,846	-
MassMutual Premier International Equity Fund, Class I	8,783,652	1,115,339	(2,191,558)	777,153	(150,968)	8,333,618	643,026	83,828	237,078
MassMutual Premier Strategic Emerging Markets Fund, Class I	6,979,839	3,288,388	(952,736)	32,683	81,585	9,429,759	702,665	51,688	709,241
MassMutual Select Blue Chip Growth Fund, Class I	9,136,891	1,199,262	(1,084,225)	(9,958)	336,981	9,578,951	407,268	37,289	500,276
MassMutual Select Diversified Value Fund, Class I	9,201,967	1,176,501	(980,651)	326,783	(252,229)	9,472,371	819,409	218,608	451,812
MassMutual Select Equity Opportunities Fund, Class I	6,752,285	1,020,889	(629,614)	(145,095)	(86,187)	6,912,278	390,745	106,491	497,670
MassMutual Select Fundamental Growth Fund, Class I	5,034,714	1,061,235	(511,376)	(386,928)	(6,032)	5,191,613	704,425	12,826	827,156
MassMutual Select Fundamental Value Fund, Class I	8,372,598	2,534,489	(989,048)	(951,223)	(262,445)	8,704,371	988,010	189,176	1,623,853
MassMutual Select Growth Opportunities Fund, Class I	3,308,644	1,297,281	(341,229)	(673,447)	(90,465)	3,500,784	447,099	19,436	1,011,603
MassMutual Select Mid Cap Growth Fund, Class I	3,834,473	455,766	(360,405)	2,382	58,851	3,991,067	168,471	1,934	207,605
MassMutual Select Mid-Cap Value Fund, Class I	3,862,032	282,938	(368,778)	217,415	(23,669)	3,969,938	304,443	71,407	-
MassMutual Select Overseas Fund, Class I	25,042,489	6,230,317	(4,883,563)	1,859,156	(366,952)	27,881,447	3,161,162	599,719	476,915
MassMutual Select Small Cap Growth Equity Fund, Class I	1,569,244	978,044	(187,626)	(45,522)	(45,365)	2,268,775	151,859	19,490	234,790
MassMutual Select Small Cap Value Equity Fund, Class I	2,104,121	1,308,584	(314,544)	122,607	(189,429)	3,031,339	272,357	6,760	269,055
MassMutual Select Strategic Bond Fund, Class I	2,183,736	330,131	(295,928)	(93,189)	26,108	2,150,858	200,827	62,149	29,684
MassMutual Select Total Return Bond Fund, Class I	2,183,612	304,539	(283,611)	(78,437)	18,791	2,144,894	214,061	65,429	-
MM Select Equity Asset Fund, Class I	42,029,201	5,214,977	(5,082,505)	3,817,274	(2,198,026)	43,780,921	5,339,137	588,640	1,916,151
	$152,841,730	$29,160,448	$(22,555,738)	$4,355,133	$(3,096,641)	$160,704,932		$2,599,776	$8,992,889
288

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2055 Fund
MassMutual Premier Core Bond Fund, Class I	$1,996,073	$292,028	$(291,070)	$(76,500)	$15,448	$1,935,979	176,158	$68,154	$-
MassMutual Premier High Yield Fund, Class I	1,812,968	140,512	(699,428)	(67,522)	15,774	1,202,304	136,316	75,897	-
MassMutual Premier International Equity Fund, Class I	2,675,609	332,346	(679,294)	226,083	(35,497)	2,519,247	194,386	25,984	73,489
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,135,027	1,019,263	(328,963)	38,158	(6,248)	2,857,237	212,909	16,022	219,842
MassMutual Select Blue Chip Growth Fund, Class I	2,800,700	383,627	(386,059)	8,936	90,483	2,897,687	123,201	11,552	154,980
MassMutual Select Diversified Value Fund, Class I	2,800,573	375,162	(319,890)	50,340	(30,269)	2,875,916	248,782	67,897	140,326
MassMutual Select Equity Opportunities Fund, Class I	2,054,939	307,450	(191,393)	(82,626)	10,463	2,098,833	118,645	33,076	154,574
MassMutual Select Fundamental Growth Fund, Class I	1,535,084	341,962	(174,288)	(104,651)	(18,762)	1,579,345	214,294	3,984	256,912
MassMutual Select Fundamental Value Fund, Class I	2,566,296	793,792	(348,682)	(276,530)	(101,899)	2,632,977	298,862	58,606	503,064
MassMutual Select Growth Opportunities Fund, Class I	1,008,926	403,739	(111,977)	(209,405)	(27,910)	1,063,373	135,807	6,026	313,635
MassMutual Select Mid Cap Growth Fund, Class I	1,171,347	142,426	(120,142)	10,446	7,870	1,211,947	51,159	600	64,364
MassMutual Select Mid-Cap Value Fund, Class I	1,177,539	101,734	(133,067)	77,770	(18,618)	1,205,358	92,435	22,139	-
MassMutual Select Overseas Fund, Class I	7,686,856	1,889,219	(1,631,782)	582,649	(133,082)	8,393,860	951,685	185,801	147,754
MassMutual Select Small Cap Growth Equity Fund, Class I	478,546	303,660	(66,020)	(12,007)	(16,541)	687,638	46,027	6,032	72,670
MassMutual Select Small Cap Value Equity Fund, Class I	641,666	406,189	(107,575)	32,810	(54,311)	918,779	82,550	2,093	83,273
MassMutual Select Strategic Bond Fund, Class I	669,181	105,097	(102,942)	(29,295)	8,445	650,486	60,736	19,252	9,196
MassMutual Select Total Return Bond Fund, Class I	669,142	97,123	(99,132)	(25,249)	6,752	648,636	64,734	20,269	-
MM Select Equity Asset Fund, Class I	12,882,115	1,702,907	(1,828,377)	1,323,160	(834,557)	13,245,248	1,615,274	182,357	593,612
	$46,762,587	$9,138,236	$(7,620,081)	$1,466,567	$(1,122,459)	$48,624,850		$805,741	$2,787,691
MM RetireSMART by JPMorgan 2060 Fund
MassMutual Premier Core Bond Fund, Class I	$500,859	$76,634	$(97,292)	$(20,155)	$4,297	$464,343	42,251	$17,602	$-
MassMutual Premier High Yield Fund, Class I	454,758	39,726	(192,702)	(15,918)	2,503	288,367	32,695	19,618	-
MassMutual Premier International Equity Fund, Class I	669,625	94,320	(215,582)	57,725	(9,346)	596,742	46,045	6,720	19,004
MassMutual Premier Strategic Emerging Markets Fund, Class I	534,249	267,940	(134,042)	3,407	4,708	676,262	50,392	4,143	56,851
MassMutual Select Blue Chip Growth Fund, Class I	702,263	104,101	(135,987)	(15,187)	40,594	695,784	29,583	2,983	40,019
MassMutual Select Diversified Value Fund, Class I	702,142	102,053	(119,261)	27,781	(22,847)	689,868	59,677	17,515	36,199
MassMutual Select Equity Opportunities Fund, Class I	515,212	88,281	(80,173)	(22,291)	3,397	504,426	28,515	8,533	39,875
MassMutual Select Fundamental Growth Fund, Class I	384,161	91,747	(64,863)	(26,488)	(5,675)	378,882	51,409	1,028	66,277
MassMutual Select Fundamental Value Fund, Class I	643,491	207,751	(121,196)	(55,049)	(42,838)	632,159	71,755	15,133	129,900
MassMutual Select Growth Opportunities Fund, Class I	253,028	107,633	(43,290)	(44,821)	(16,602)	255,948	32,688	1,557	81,060
MassMutual Select Mid Cap Growth Fund, Class I	293,763	39,941	(46,862)	1,524	3,104	291,470	12,304	155	16,635
289

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class I	$295,267	$26,905	$(47,614)	$18,724	$(3,550)	$289,732	22,219	$5,721	$-
MassMutual Select Overseas Fund, Class I	1,922,855	493,243	(545,583)	161,438	(46,957)	1,984,996	225,056	47,984	38,158
MassMutual Select Small Cap Growth Equity Fund, Class I	119,955	78,968	(26,507)	(428)	(6,939)	165,049	11,047	1,559	18,781
MassMutual Select Small Cap Value Equity Fund, Class I	160,907	105,563	(40,415)	7,071	(12,720)	220,406	19,803	540	21,522
MassMutual Select Strategic Bond Fund, Class I	167,912	27,548	(33,992)	(7,882)	2,401	155,987	14,565	4,972	2,375
MassMutual Select Total Return Bond Fund, Class I	167,903	25,487	(33,012)	(6,716)	1,887	155,549	15,524	5,234	-
MM Select Equity Asset Fund, Class I	3,230,207	459,504	(632,868)	410,269	(286,532)	3,180,580	387,876	47,088	153,281
	$11,718,557	$2,437,345	$(2,611,241)	$473,004	$(391,115)	$11,626,550		$208,085	$719,937
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$28,449,890	$2,089,914	$(752,750)	$(940,998)	$42,755	$28,888,811	2,815,674	$849,503	$145,284
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,648,370	475,426	(121,263)	(111,775)	(1,141)	5,889,617	607,177	290,324	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	18,842,273	1,135,078	(409,462)	1,575,251	(17,020)	21,126,120	2,071,188	460,337	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	46,760,437	2,585,598	(1,008,583)	(353,627)	28,534	48,012,359	4,707,094	892,967	3,068
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,363,581	84,114	(30,432)	49,869	867	1,467,999	135,175	37,671	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	10,659,574	659,347	(230,119)	525,155	24,593	11,638,550	968,265	62,182	196,840

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	4,188,619	365,687	(1,195,379)	(535,324)	132,365	2,955,968	271,938	88,964	161,195

MM S&P 500 Index Fund, Class I	31,674,353	3,706,611	(680,789)	723,002	(20,630)	35,402,547	1,934,565	717,714	1,497,131
	$147,587,097	$11,101,775	$(4,428,777)	$931,553	$190,323	$155,381,971		$3,399,662	$2,003,518
MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$7,096,935	$1,147,497	$(387,697)	$(259,328)	$21,987	$7,619,394	742,631	$224,152	$38,335
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,440,706	248,175	(79,259)	(34,185)	3,252	1,578,689	162,751	77,854	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	2,822,830	406,145	(168,901)	230,579	3,199	3,293,852	322,927	71,780	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	4,893,463	701,544	(270,322)	(42,435)	4,974	5,287,224	518,355	98,363	338
MassMutual Select T. Rowe Price Real Assets Fund, Class I	203,557	30,733	(11,471)	7,518	61	230,398	21,215	5,915	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	1,587,702	227,660	(86,457)	75,993	5,202	1,810,100	150,591	9,674	30,624
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	1,026,140	155,319	(346,311)	(143,541)	46,377	737,984	67,892	21,468	38,900
MM S&P 500 Index Fund, Class I	4,787,496	976,541	(310,591)	113,948	(16,811)	5,550,583	303,311	112,564	234,804
	$23,858,829	$3,893,614	$(1,661,009)	$(51,451)	$68,241	$26,108,224		$621,770	$343,001
290

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$33,313,032	$3,391,144	$(1,752,932)	$(1,149,560)	$96,216	$33,897,900	3,303,889	$995,292	$170,217
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	6,495,170	668,740	(289,117)	(126,638)	(3,320)	6,744,835	695,344	331,990	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	16,401,741	1,242,792	(900,358)	1,375,671	(40,990)	18,078,856	1,772,437	393,423	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	22,048,001	1,695,949	(980,982)	(178,999)	27,010	22,610,979	2,216,763	419,920	1,443
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,157,287	95,120	(53,864)	40,899	1,373	1,240,815	114,256	31,795	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	9,169,332	696,881	(406,286)	424,215	43,469	9,927,611	825,924	52,967	167,671
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	5,168,873	505,501	(1,568,345)	(710,246)	233,179	3,628,962	333,851	104,399	189,162
MM S&P 500 Index Fund, Class I	27,475,151	4,232,343	(1,526,579)	654,376	(40,342)	30,794,949	1,682,784	623,462	1,300,524
	$121,228,587	$12,528,470	$(7,478,463)	$329,718	$316,595	$126,924,907		$2,953,248	$1,829,017
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$29,795,196	$4,357,818	$(1,844,648)	$(1,085,284)	$95,593	$31,318,675	3,052,502	$933,137	$159,587
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,727,926	778,431	(355,071)	(114,236)	(4,833)	6,032,217	621,878	301,274	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	18,592,421	1,983,290	(1,285,099)	1,575,476	(45,252)	20,820,836	2,041,258	459,340	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	7,741,053	970,244	(721,677)	421,855	75,777	8,487,252	703,169	85,310	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	17,834,355	1,874,395	(1,098,517)	(158,554)	29,262	18,480,941	1,811,857	348,328	1,197
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,345,176	150,407	(83,587)	47,365	2,337	1,461,698	134,595	38,001	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	10,579,294	1,118,509	(712,991)	463,787	79,714	11,528,313	959,094	62,362	197,411
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	4,983,203	647,251	(1,404,207)	(665,316)	176,603	3,737,534	343,839	108,114	195,893
MM S&P 500 Index Fund, Class I	23,402,795	3,995,112	(1,962,430)	551,297	(34,925)	25,951,849	1,418,134	532,603	1,110,996
	$120,001,419	$15,875,457	$(9,468,227)	$1,036,390	$374,276	$127,819,315		$2,868,469	$1,665,084
MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$139,931,770	$13,840,899	$(6,433,313)	$(4,813,158)	$337,056	$142,863,254	13,924,294	$4,235,870	$724,426
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	25,794,622	2,738,361	(1,092,176)	(513,580)	(12,655)	26,914,572	2,774,698	1,337,528	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	118,250,711	7,550,434	(5,784,335)	9,930,976	(249,946)	129,697,840	12,715,475	2,849,224	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	73,804,614	4,443,517	(4,610,352)	4,149,596	453,744	78,241,119	6,482,280	782,712	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	59,576,902	4,056,963	(2,570,366)	(480,320)	69,181	60,652,360	5,946,310	1,138,717	3,912
291

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2020 Fund (Continued)
MassMutual Select T. Rowe Price Real Assets Fund, Class I	$8,706,898	$585,094	$(360,481)	$311,314	$11,104	$9,253,929	852,111	$239,390	$-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	66,520,502	4,242,346	(2,738,269)	3,111,931	293,148	71,429,658	5,942,567	384,621	1,217,542
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	25,709,846	1,865,514	(5,670,179)	(3,363,993)	798,872	19,340,060	1,779,214	566,169	1,025,850
MM S&P 500 Index Fund, Class I	124,612,830	14,819,089	(6,504,956)	2,958,158	(182,453)	135,702,668	7,415,446	2,772,396	5,783,139
	$642,908,695	$54,142,217	$(35,764,427)	$11,290,924	$1,518,051	$674,095,460		$14,306,627	$8,754,869
MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$86,879,872	$13,109,234	$(2,467,769)	$(3,072,681)	$134,498	$94,583,154	9,218,631	$2,775,405	$474,655
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	15,145,802	2,134,863	(403,871)	(316,689)	(3,747)	16,556,358	1,706,841	814,594	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	99,479,612	11,138,477	(3,298,900)	8,480,676	(153,415)	115,646,450	11,337,887	2,515,761	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	89,622,555	10,030,771	(3,627,444)	5,485,331	357,342	101,868,555	8,439,814	1,009,442	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	23,537,319	2,543,108	(637,619)	(191,920)	17,667	25,268,555	2,477,309	469,101	1,611
MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,195,702	844,943	(194,903)	268,460	5,479	8,119,681	747,669	207,976	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	55,180,539	6,742,285	(1,479,240)	2,745,111	154,485	63,343,180	5,269,815	337,828	1,069,416
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	17,956,262	1,584,561	(2,440,785)	(2,253,869)	312,201	15,158,370	1,394,514	434,392	787,081
MM S&P 500 Index Fund, Class I	76,359,110	13,347,232	(2,452,901)	1,706,426	(67,485)	88,892,382	4,857,507	1,799,015	3,752,695
	$471,356,773	$61,475,474	$(17,003,432)	$12,850,845	$757,025	$529,436,685		$10,363,514	$6,085,458
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$160,963,195	$16,823,659	$(4,452,917)	$(5,456,634)	$209,983	$168,087,286	16,382,776	$4,968,232	$849,676
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	26,571,680	2,456,061	(1,034,578)	(516,866)	(7,401)	27,468,896	2,831,845	1,361,524	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	252,574,052	16,718,820	(7,261,988)	21,101,836	(244,922)	282,887,798	27,734,098	6,200,240	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	279,469,832	17,926,739	(9,332,908)	16,817,460	1,010,730	305,891,853	25,343,153	3,053,190	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	24,394,386	2,352,193	(704,492)	(195,988)	17,644	25,863,743	2,535,661	484,496	1,664
MassMutual Select T. Rowe Price Real Assets Fund, Class I	18,391,609	1,292,508	(494,550)	669,896	17,126	19,876,589	1,830,257	512,993	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	140,450,748	9,697,722	(3,727,820)	6,824,607	420,789	153,666,046	12,784,197	825,579	2,613,420
292

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2030 Fund (Continued)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	$37,500,361	$2,804,543	$(5,501,266)	$(4,695,346)	$704,752	$30,813,044	2,834,687	$890,936	$1,614,300
MM S&P 500 Index Fund, Class I	142,282,031	17,902,425	(3,702,624)	3,210,287	(131,391)	159,560,728	8,719,165	3,251,944	6,783,464
	$1,082,597,894	$87,974,670	$(36,213,143)	$37,759,252	$1,997,310	$1,174,115,983		$21,549,134	$11,862,524
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$51,801,020	$8,243,754	$(1,305,968)	$(1,839,423)	$77,505	$56,976,888	5,553,303	$1,665,722	$284,875
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	7,603,430	1,204,903	(180,919)	(164,706)	(931)	8,461,777	872,348	414,952	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	109,497,737	11,449,208	(3,224,339)	9,337,117	(152,641)	126,907,082	12,441,871	2,752,219	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	136,112,500	13,938,102	(4,523,731)	8,422,989	438,529	154,388,389	12,791,084	1,525,139	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	7,929,391	874,050	(183,604)	297,856	5,158	8,922,851	821,625	227,808	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	60,943,753	6,923,323	(1,386,921)	3,081,591	145,232	69,706,978	5,799,249	370,621	1,173,223
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	13,373,722	1,310,677	(1,365,281)	(1,655,718)	157,512	11,820,912	1,087,480	337,941	612,319
MM S&P 500 Index Fund, Class I	46,671,116	7,986,601	(2,036,980)	1,077,131	(79,731)	53,618,137	2,929,953	1,081,867	2,256,745
	$433,932,669	$51,930,618	$(14,207,743)	$18,556,837	$590,633	$490,803,014		$8,376,269	$4,327,162
MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$70,282,869	$8,766,519	$(1,597,520)	$(2,399,767)	$73,445	$75,125,546	7,322,178	$2,210,627	$378,066
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	9,069,078	970,464	(190,155)	(182,991)	(3,367)	9,663,029	996,189	477,304	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	218,398,458	17,606,861	(6,039,724)	18,360,565	(216,912)	248,109,248	24,324,436	5,420,348	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	297,280,444	22,178,487	(8,833,394)	18,163,723	925,352	329,714,612	27,316,869	3,280,122	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	15,818,953	1,334,423	(350,603)	586,690	12,300	17,401,763	1,602,372	447,591	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	121,843,329	10,230,792	(2,628,063)	6,066,751	298,071	135,810,880	11,298,742	727,203	2,302,006
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	21,842,738	1,965,758	(1,788,515)	(2,653,192)	163,383	19,530,172	1,796,704	564,260	1,022,390
MM S&P 500 Index Fund, Class I	67,851,051	9,546,850	(1,448,932)	1,524,297	(54,587)	77,418,679	4,230,529	1,572,836	3,280,891
	$822,386,920	$72,600,154	$(22,876,906)	$39,466,076	$1,197,685	$912,773,929		$14,700,291	$6,983,353
293

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$19,871,016	$2,176,365	$(542,493)	$(675,159)	$30,988	$20,860,717	2,033,208	$610,309	$104,376
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	2,199,956	240,348	(53,231)	(44,475)	(372)	2,342,226	241,467	115,048	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	88,879,321	8,348,008	(2,913,982)	7,571,393	(135,500)	101,749,240	9,975,416	2,209,696	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	126,282,623	10,394,845	(3,596,522)	7,783,453	343,211	141,207,610	11,699,056	1,396,747	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	6,382,998	593,482	(178,185)	236,195	5,182	7,039,672	648,220	179,970	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	49,342,622	4,970,832	(1,349,879)	2,455,142	136,257	55,554,974	4,621,878	295,756	936,232
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	7,024,453	649,753	(754,155)	(869,409)	88,738	6,139,380	564,800	176,345	319,523
MM S&P 500 Index Fund, Class I	22,571,473	3,085,759	(599,023)	512,554	(21,620)	25,549,143	1,396,128	516,162	1,076,699
	$322,554,462	$30,459,392	$(9,987,470)	$16,969,694	$446,884	$360,442,962		$5,500,033	$2,436,830
MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$29,922,443	$3,216,727	$(706,403)	$(1,009,164)	$32,530	$31,456,133	3,065,900	$926,533	$158,457
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	3,532,084	350,046	(420,958)	(61,265)	(1,514)	3,398,393	350,350	168,012	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	136,673,739	11,913,778	(3,847,892)	11,554,750	(132,865)	156,161,510	15,309,952	3,415,911	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	193,716,242	15,721,503	(5,124,254)	11,972,147	560,970	216,846,608	17,965,750	2,159,969	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	9,787,066	880,877	(244,458)	363,271	8,748	10,795,504	994,061	278,063	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	76,079,630	6,977,951	(1,837,836)	3,788,638	205,059	85,213,442	7,089,305	456,862	1,446,225
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	10,788,503	1,246,314	(1,406,563)	(1,372,371)	155,361	9,411,244	865,800	277,455	502,725
MM S&P 500 Index Fund, Class I	34,553,193	5,231,653	(1,066,064)	777,577	(41,244)	39,455,115	2,156,017	802,534	1,674,062
	$495,052,900	$45,538,849	$(14,654,428)	$26,013,583	$787,045	$552,737,949		$8,485,339	$3,781,469
MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$9,857,827	$1,294,136	$(406,625)	$(343,242)	$24,849	$10,426,945	1,016,271	$302,263	$51,694
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,114,186	144,624	(41,564)	(22,385)	(151)	1,194,710	123,166	58,147	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	45,282,900	5,149,519	(1,983,398)	3,885,966	(99,475)	52,235,512	5,121,129	1,123,294	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	63,729,610	6,596,946	(2,661,557)	3,848,082	247,134	71,760,215	5,945,337	702,781	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	3,233,556	375,727	(139,404)	119,338	3,889	3,593,106	330,857	90,893	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	25,111,809	3,009,669	(1,057,791)	1,210,915	106,207	28,380,809	2,361,132	149,588	473,529
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	3,556,984	521,269	(555,520)	(467,055)	78,011	3,133,689	288,288	87,869	159,211
MM S&P 500 Index Fund, Class I	11,395,151	1,758,012	(469,260)	268,116	(15,159)	12,936,860	706,932	258,822	539,894
	$163,282,023	$18,849,902	$(7,315,119)	$8,499,735	$345,305	$183,661,846		$2,773,657	$1,224,328
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Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 9/30/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$2,003,376	$428,006	$(187,975)	$(78,045)	$11,339	$2,176,701	212,154	$63,312	$10,828
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	228,914	48,719	(19,217)	(4,832)	(13)	253,571	26,141	12,380	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	9,155,121	1,880,407	(880,763)	804,724	(19,218)	10,940,271	1,072,576	236,215	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	13,051,524	2,531,819	(1,309,806)	728,002	138,481	15,140,020	1,254,351	148,823	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	661,190	139,459	(64,879)	24,074	1,966	761,810	70,148	19,349	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	5,152,124	1,043,056	(490,751)	227,926	49,048	5,981,403	497,621	31,644	100,169
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	722,855	166,534	(144,908)	(98,884)	17,514	663,111	61,004	18,457	33,442
MM S&P 500 Index Fund, Class I	2,309,337	599,331	(217,790)	57,688	(6,173)	2,742,393	149,858	55,067	114,869
	$33,284,441	$6,837,331	$(3,316,089)	$1,660,653	$192,944	$38,659,280		$585,247	$259,308

*	Fund advised by Barings LLC.

5.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

295

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2019, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective February 1, 2020, the MM RetireSMART Funds were renamed as follows:

MassMutual RetireSMART Conservative Fund was renamed MassMutual Select 20/80 Allocation Fund, MassMutual RetireSMART Moderate Fund was renamed MassMutual Select 40/60 Allocation Fund, MassMutual RetireSMART Moderate Growth Fund was renamed MassMutual Select 60/40 Allocation Fund, and MassMutual RetireSMART Growth Fund was renamed MassMutual Select 80/20 Allocation Fund.

296